UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2008

Date of reporting period:	6/30/2008

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	June 30, 2008

The Prudential Series Fund

■	Conservative Balanced Portfolio

■	Diversified Bond Portfolio

■	Equity Portfolio

■	Flexible Managed Portfolio

■	Global Portfolio

■	Government Income Portfolio

■	High Yield Bond Portfolio

■	Jennison Portfolio

■	Money Market Portfolio

■	Natural Resources Portfolio

■	Small Capitalization Stock Portfolio

■	Stock Index Portfolio

■	Value Portfolio

Please note inside is a prospectus supplement dated August 22, 2008.

This document is separate from and not a part of the semiannual report.

IFS-A105620

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses of the portfolios and the contract and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your contract’s insurance protection.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 888-778-2888.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund	Semiannual Report	June 30, 2008

■	LETTER TO CONTRACT OWNERS

■	PORTFOLIO COMPOSITION

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2008

■	DEAR CONTRACT OWNER

A primary goal at Prudential is to help ensure our clients’ ongoing financial security. The Prudential Series Fund semiannual report provides insight to our progress and information on how we accomplish this goal throughout the year.

As always, we want to remind you of the benefits of diversifying your investment portfolio. Especially now, as we experience a new level of market instability, diversification is a critical factor in protecting your investments. Diversification is the best way to balance risk and return, thereby helping to protect your funds when asset classes fluctuate. This method of investing can also help you achieve your long-term financial goals. Please keep in mind that diversification does not assure a profit or protect against loss in declining markets.

The first step in creating a diversified investment portfolio is to contact your financial professional. He or she will help you develop a comprehensive mix of assets that will be evaluated periodically over time with a focus on your financial objectives.

Thank you for selecting Prudential for your financial needs. We value your business and appreciate your trust as we help you prepare for the future.

Sincerely,

David R. Odenath, Jr.

President,

The Prudential Series Fund	July 31, 2008

PRESIDENT

DAVID R. ODENATH, JR.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2008

Conservative Balanced		Diversified Bond		Equity
Five Largest Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Federal National Mortgage Association, 5.00%, TBA 30 YR	2.0%	Federal National Mortgage Association, 5.50%, TBA 30 YR	8.5%	Halliburton Co.	2.9%
Exxon Mobil Corp.	1.9%	Federal National Mortgage Association, 5.00%, TBA 30 YR	4.3%	QUALCOMM, Inc.	2.8%
Federal National Mortgage Association, 5.50%, TBA 30 YR	1.5%	Federal Home Loan Mortgage Corp., 5.50%, TBA 30 YR	2.0%	Wal-Mart Stores, Inc.	2.1%
Federal Home Loan Mortgage Corp., 5.50%, TBA 30 YR	1.2%	Federal Home Loan Mortgage Corp., 6.00%, TBA 30 YR	2.0%	Cisco Systems, Inc.	2.0%
General Electric Co.	1.1%	Government National Mortgage Association, 6.00%, TBA 30 YR	1.7%	Schering-Plough Corp.	1.7%

Flexible Managed		Global		Government Income
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)
Exxon Mobil Corp.	2.9%	McDonald's Corp.	1.5%	Federal National Mortgage Association, 5.50%, TBA 30 YR	13.0%
Federal National Mortgage Assn., 5.50%, TBA 30 YR	1.6%	Union Pacific Corp.	1.5%	Federal National Mortgage Association, 5.00%, TBA 30 YR	5.2%
General Electric Co.	1.5%	MasterCard, Inc. (Class A Stock)	1.3%	Federal National Mortgage Association, 5.00%, TBA 30 YR	3.5%
Microsoft Corp.	1.5%	Potash Corp. of Saskatchewan	1.2%	Federal Home Loan Mortgage Corp., 6.00%, TBA 30 YR	3.0%
Federal National Mortgage Assn., 5.00%, TBA 30 YR	1.5%	Schlumberger Ltd.	1.1%	Federal Home Loan Mortgage Corp., 3.75%, 6/28/13	2.2%

High Yield Bond		Jennison		Natural Resources
Five Largest Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Texas Competitive Electric Holdings Co. LLC, 6.262%, 10/10/14	0.8%	Gilead Sciences, Inc.	4.4%	OGX Petroleo e Gas Participoes SA (Brazil)	3.5%
Affiliated Computer Services, Inc., 4.70%, 6/01/10	0.6%	Google, Inc. (Class A Stock)	4.2%	Southwestern Energy Co.	2.5%
HCA, Inc., 5.051%, 11/17/13	0.6%	Apple, Inc.	3.8%	Tenaris SA, ADR (Luxembourg)	2.5%
Biomet, Inc., 11.625%, 10/15/17	0.5%	Monsanto Co.	3.6%2	Freeport-McMoRan Copper & Gold, Inc. (Class B Stock)	2.4%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17	0.5%	Cisco Systems, Inc.	2.8%	MMX Mineracao e Metalicos SA (Brazil)	2.1%

Small Capitalization Stock		Stock Index		Value
Five Largest Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Oceaneering International, Inc.	0.9%	Exxon Mobil Corp.	4.1%	Kroger Co. (The)	3.1%
Patriot Coal Corp.	0.9%	General Electric Co.	2.4%	Comcast Corp. (Class A Stock)	2.9%
St. Mary Land & Exploration Co.	0.9%	Microsoft Corp.	2.0%	H&R Block, Inc.	2.9%
Unit Corp.	0.8%	Chevron Corp.	1.8%	Occidental Petroleum Corp.	2.9%
Helix Energy Solutions Group, Inc.	0.8%	AT&T, Inc.	1.8%	Devon Energy Corp.	2.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2008

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period
Conservative Balanced (Class I)	Actual	$1,000.00	$933.30	0.59%	$2.84
	Hypothetical	$1,000.00	$1,021.93	0.59%	$2.97
Diversified Bond (Class I)	Actual	$1,000.00	$1,004.40	0.45%	$2.24
	Hypothetical	$1,000.00	$1,022.63	0.45%	$2.26
Equity (Class I)	Actual	$1,000.00	$919.00	0.48%	$2.29
	Hypothetical	$1,000.00	$1,022.48	0.48%	$2.41
Equity (Class II)	Actual	$1,000.00	$916.90	0.88%	$4.19
	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42
Flexible Managed (Class I)	Actual	$1,000.00	$923.00	0.63%	$3.01
	Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17
Global (Class I)	Actual	$1,000.00	$880.40	0.83%	$3.88
	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17
Government Income (Class I)	Actual	$1,000.00	$1,009.20	0.56%	$2.80
	Hypothetical	$1,000.00	$1,022.08	0.56%	$2.82
High Yield Bond (Class I)	Actual	$1,000.00	$995.40	0.58%	$2.88
	Hypothetical	$1,000.00	$1,021.98	0.58%	$2.92
Jennison (Class I)	Actual	$1,000.00	$909.40	0.63%	$2.99
	Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17
Jennison (Class II)	Actual	$1,000.00	$907.30	1.03%	$4.88
	Hypothetical	$1,000.00	$1,019.74	1.03%	$5.17
Money Market (Class I)	Actual	$1,000.00	$1,015.30	0.43%	$2.15
	Hypothetical	$1,000.00	$1,022.73	0.43%	$2.16

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2008

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period
Natural Resources (Class I)	Actual	$1,000.00	$1,207.30	0.48%	$2.63
	Hypothetical	$1,000.00	$1,022.48	0.48%	$2.41
Natural Resources (Class II)	Actual	$1,000.00	$1,204.80	0.88%	$4.82
	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42
Small Capitalization Stock (Class I)	Actual	$1,000.00	$929.20	0.46%	$2.21
	Hypothetical	$1,000.00	$1,022.58	0.46%	$2.31
Stock Index (Class I)	Actual	$1,000.00	$880.20	0.37%	$1.73
	Hypothetical	$1,000.00	$1,023.02	0.37%	$1.86
Value (Class I)	Actual	$1,000.00	$926.20	0.43%	$2.06
	Hypothetical	$1,000.00	$1,022.73	0.43%	$2.16
Value (Class II)	Actual	$1,000.00	$924.40	0.83%	$3.97
	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17

Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2008, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 89.2%
COMMON STOCKS — 50.3%	Shares	Value (Note 2)

Aerospace & Defense — 1.3%
Boeing Co.	77,300	$5,080,156
European Aeronautic Defense and Space Co. EADS N.V. (Netherlands)	23,712	446,768
General Dynamics Corp.	41,100	3,460,620
Goodrich Corp.	13,100	621,726
Honeywell International, Inc.	74,512	3,746,463
L-3 Communications Holdings, Inc.	12,300	1,117,701
Lockheed Martin Corp.	34,600	3,413,636
Northrop Grumman Corp.	34,462	2,305,508
Precision Castparts Corp.	14,000	1,349,180
Raytheon Co.	43,100	2,425,668
Rockwell Collins, Inc.	17,300	829,708
United Technologies Corp.	99,500	6,139,150

		30,936,284

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.(b)	18,000	987,120
Expeditors International Washington, Inc.(b)	19,800	851,400
FedEx Corp.	30,800	2,426,732
United Parcel Service, Inc.	104,800	6,442,056

		10,707,308

Airlines
Deutsche Lufthansa AG (Germany)	4,938	106,393
Japan Airlines Corp. (Japan)	31,000	65,103
Southwest Airlines Co.	70,800	923,233

		1,094,729

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)(a)	23,400	417,222
Johnson Controls, Inc.	61,100	1,752,348
Nokian Renkaat OYJ (Finland)	3,379	160,273
Stanley Electric Co. Ltd. (Japan)	2,300	55,667

		2,385,510

Automobiles — 0.2%
Bayerische Motoren Werke AG (Germany)	5,108	245,423
Daimler AG (Germany)	11,842	733,016
Fiat SpA (Italy)	24,953	406,159
Ford Motor Co.(a)(b)	210,784	1,013,871
General Motors Corp.(b)	57,991	666,897
Harley-Davidson, Inc.(b)	26,000	942,760
Nissan Motor Co. Ltd. (Japan)	18,200	150,317
Peugeot SA (France)	5,708	308,301
Renault SA (France)	3,670	298,689
Toyota Motor Corp. (Japan)	15,000	707,727

		5,473,160

Beverages — 1.2%
Anheuser-Busch Cos., Inc.	73,200	4,547,184
Brown-Forman Corp. (Class B Stock)(b)	9,500	717,915
Coca-Cola Co. (The)	202,400	10,520,751
Coca-Cola Enterprises, Inc.	28,000	484,400
Coca-Cola Hellenic Bottling Co. SA (Greece)	1,525	41,491

COMMON STOCKS (continued)	Shares	Value (Note 2)

Beverages (continued)
Constellation Brands, Inc.(a)	19,100	$379,326
Diageo PLC (United Kingdom)	10,222	187,279
Heineken NV (Netherlands)	739	37,633
Kirin Holdings Co. Ltd. (Japan)	30,000	468,428
Lion Nathan Ltd. (Australia)	11,767	96,448
Molson Coors Brewing Co. (Class B Stock)	14,400	782,352
Pepsi Bottling Group, Inc.	13,500	376,920
PepsiCo, Inc.	162,030	10,303,488

		28,943,615

Biotechnology — 0.7%
Amgen, Inc.(a)	110,360	5,204,578
Biogen Idec, Inc.(a)	29,890	1,670,552
Celgene Corp.(a)	42,500	2,714,475
Genzyme Corp.(a)	26,000	1,872,520
Gilead Sciences, Inc.(a)	93,000	4,924,350

		16,386,475

Building Products
Cie de Saint-Gobain (France)	822	50,907
Masco Corp.	34,800	547,404
Nippon Sheet Glass Co. Ltd. (Japan)	39,000	192,824

		791,135

Capital Markets — 1.4%
3i Group PLC (United Kingdom)	9,786	160,080
American Capital Strategies Ltd.(b)	19,000	451,630
Ameriprise Financial, Inc.	24,820	1,009,429
Bank of New York Mellon Corp. (The)(b)	115,258	4,360,210
Charles Schwab Corp. (The)	96,850	1,989,299
Credit Suisse Group AG (Switzerland)	6,272	285,483
Daiwa Securities Group, Inc. (Japan)	22,000	202,213
Deutsche Bank AG (Germany)	6,233	533,944
E*Trade Financial Corp.(a)(b)	37,000	116,180
Federated Investors, Inc. (Class B Stock)(b)	9,000	309,780
Franklin Resources, Inc.	17,000	1,558,050
Goldman Sachs Group, Inc.	40,100	7,013,490
Janus Capital Group, Inc.(b)	18,600	492,342
Legg Mason, Inc.	13,500	588,195
Lehman Brothers Holdings, Inc.(b)	66,900	1,325,289
Macquarie Group Ltd. (Australia)	4,941	230,393
Man Group PLC (United Kingdom)	9,199	113,638
Merrill Lynch & Co., Inc.(b)	97,300	3,085,383
Morgan Stanley	111,680	4,028,298
Northern Trust Corp.	20,300	1,391,971
State Street Corp.	42,400	2,713,176
T. Rowe Price Group, Inc.(b)	27,200	1,535,984

		33,494,457

Chemicals — 1.1%
Air Products and Chemicals, Inc.	21,000	2,076,060
Akzo Nobel NV (Netherlands)	658	45,029
Ashland, Inc.	7,100	342,220
BASF AG (Germany)	12,520	859,157
Dow Chemical Co. (The)	94,231	3,289,604

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Chemicals (continued)
E. I. Du Pont de Nemours & Co.	91,020	$3,903,848
Eastman Chemical Co.	8,000	550,880
Ecolab, Inc.	18,500	795,315
Hercules, Inc.	11,500	194,695
International Flavors & Fragrances, Inc.	8,300	324,198
K+S AG (Germany)	1,010	579,455
Koninklijke DSM NV (Netherlands)	12,961	759,669
Monsanto Co.	55,394	7,004,018
PPG Industries, Inc.	17,300	992,501
Praxair, Inc.	30,900	2,912,016
Rohm & Haas Co.(b)	12,811	594,943
Sigma-Aldrich Corp.	12,300	662,478
Syngenta AG (Switzerland)	654	211,878
Yara International ASA (Norway)	9,397	829,902

		26,927,866

Commercial Banks — 1.5%
Allied Irish Banks PLC (Ireland)	8,599	132,519
Banca Monte dei Paschi di Siena SpA (Italy)	8,280	23,339
Banco Bilbao Vizcaya Argentaria SA (Spain)	34,192	651,488
Banco Popolare Scarl (Italy)	3,637	64,253
Banco Santander Central Hispano SA (Spain)	84,769	1,546,537
Barclay’s PLC (United Kingdom)	85,086	482,733
BB&T Corp.(b)	54,800	1,247,796
BNP Paribas (France)	10,257	923,306
BOC Hong Kong Holdings, Ltd. (Hong Kong)	74,500	197,304
Comerica, Inc.(b)	15,200	389,576
Commerzbank AG (Germany)	15,308	455,492
Credit Agricole SA (France)	9,528	193,423
Danske Bank A/S (Denmark)	9,880	284,492
DBS Group Holdings Ltd. (Singapore)	15,000	207,931
Dexia SA (Belgium)	11,814	188,101
DnB NOR ASA (Norway)	14,100	179,128
Fifth Third Bancorp	54,321	552,988
First Horizon National Corp.(b)	13,600	101,048
Hachijuni Bank Ltd. (The) (Japan)	5,000	32,396
HBOS PLC (United Kingdom)	71,927	393,786
HSBC Holdings PLC (United Kingdom)	59,616	917,939
Huntington Bancshares, Inc.	52,936	305,441
IKB Deutsche Industriebank AG (Germany)	5,049	22,502
Intesa Sanpaolo SpA (Italy)	21,820	112,435
KBC Groep NV (Belgium)	1,794	198,312
KeyCorp	44,400	487,512
Lloyds TSB Group PLC (United Kingdom)	60,232	369,538
M&T Bank Corp.(b)	8,100	571,374
Marshall & Ilsley Corp.(b)	29,200	447,636
Mitsubishi UFJ Financial Group, Inc. (Japan)	15,900	140,904
Mitsui Trust Holdings, Inc. (Japan)	41,000	244,027

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
Mizuho Financial Group, Inc. (Japan)	133	$621,255
National Australia Bank Ltd. (Australia)	15,485	393,386
National City Corp.(b)	68,700	327,699
PNC Financial Services Group, Inc.	35,900	2,049,890
Regions Financial Corp.(b)	81,603	890,289
Resona Holdings, Inc. (Japan)	288	442,096
Royal Bank of Scotland Group PLC (United Kingdom)	113,433	482,899
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	10,700	197,405
Societe Generale (France)	5,396	467,829
Standard Chartered PLC (United Kingdom)	1,860	52,674
SunTrust Banks, Inc.(b)	35,600	1,289,432
Svenska Handelbanken AB (Class A Stock) (Sweden)	11,700	277,178
Swedbank AB (Class A Stock) (Sweden)	10,500	201,747
U.S. Bancorp	174,885	4,877,543
UniCredit SpA (Italy)	98,081	596,613
United Overseas Bank Ltd. (Singapore)	5,000	68,428
Wachovia Corp.(b)	181,640	2,820,869
Wells Fargo & Co.(b)	334,800	7,951,499
Westpac Banking Corp. (Australia)	7,008	134,365
Zions Bancorporation(b)	15,350	483,372

		36,691,724

Commercial Services & Supplies — 0.3%
Allied Waste Industries, Inc.(a)	36,700	463,154
Avery Dennison Corp.	10,400	456,872
Cintas Corp.(b)	13,200	349,932
Equifax, Inc.	13,700	460,594
Monster Worldwide, Inc.(a)(b)	13,100	269,991
Pitney Bowes, Inc.	21,600	736,560
Robert Half International, Inc.	15,500	371,535
RR Donnelley & Sons Co.	22,900	679,901
Toppan Printing Co. Ltd. (Japan)	43,000	473,391
Waste Management, Inc.	52,242	1,970,046

		6,231,976

Communications Equipment — 1.2%
Ciena Corp.(a)(b)	10,142	234,990
Cisco Systems, Inc.(a)	601,000	13,979,259
Corning, Inc.	159,600	3,678,780
JDS Uniphase Corp.(a)(b)	21,475	243,956
Juniper Networks, Inc.(a)(b)	51,900	1,151,142
Motorola, Inc.	228,525	1,677,374
Nokia Corp. (Finland)	32,619	797,305
QUALCOMM, Inc.	163,200	7,241,184
Tellabs, Inc.(a)(b)	45,800	212,970

		29,216,960

Computers & Peripherals — 2.2%
Apple, Inc.(a)	88,700	14,851,928
Dell, Inc.(a)(b)	211,600	4,629,808
EMC Corp.(b)	209,350	3,075,352
Fujitsu Ltd. (Japan)	105,000	779,206

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Computers & Peripherals (continued)
Hewlett-Packard Co.	251,948	$11,138,621
International Business Machines Corp.	140,300	16,629,759
Lexmark International, Inc.(a)(b)	9,833	328,717
Logitech International SA (Switzerland)(a)	6,611	176,739
Mitsumi Electric Co. Ltd. (Japan)	5,000	111,362
NetApp, Inc.(a)(b)	38,800	840,408
QLogic Corp.(a)	19,600	285,964
SanDisk Corp.(a)(b)	22,300	417,010
Sun Microsystems, Inc.(a)(b)	81,575	887,536
Teradata Corp.(a)	17,600	407,264

		54,559,674

Construction & Engineering — 0.2%
Boart Longyear Group (Australia)	117,448	251,080
FLSmidth & Co A/S (Denmark)	2,850	311,380
Fluor Corp.	9,000	1,674,721
Jacobs Engineering Group, Inc.(a)(b)	11,800	952,260
JGC Corp. (Japan)	6,000	118,096
Kajima Corp. (Japan)	77,000	269,030
Kinden Corp. (Japan)	8,000	80,689
Leighton Holdings Ltd. (Australia)	3,086	150,435
YIT OYJ (Finland)	8,312	207,559

		4,015,250

Construction Materials — 0.1%
HeidelbergCement AG (Germany)	689	98,610
Lafarge SA (France)	5,188	791,106
Vulcan Materials Co.(b)	10,600	633,668

		1,523,384

Consumer Finance — 0.3%
American Express Co.	116,700	4,396,089
Capital One Financial Corp.(b)	40,361	1,534,122
Discover Financial Services(b)	53,540	705,122
ORIX Corp. (Japan)	220	31,471
SFCG Co. Ltd (Japan)	740	88,088
SLM Corp.	45,100	872,685
Takefuji Corp. (Japan)	24,870	345,934

		7,973,511

Containers & Packaging — 0.1%
Ball Corp.(b)	10,000	477,400
Bemis Co., Inc.(b)	11,300	253,346
Pactiv Corp.(a)(b)	15,100	320,573
Sealed Air Corp.	15,800	300,358

		1,351,677

Distributors
Genuine Parts Co.(b)	17,900	710,272
Pacific Brands Ltd. (Australia)	157,618	268,204

		978,476

Diversified Consumer Services — 0.1%
Apollo Group, Inc.(a)(b)	14,500	641,770
H&R Block, Inc.	35,300	755,420

		1,397,190

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Financial Services — 1.6%
Babcock & Brown Ltd. (Australia)	21,740	$156,308
Bank of America Corp.	452,538	10,802,082
Challenger Financial Services Group Ltd. (Australia)	47,763	86,540
CIT Group, Inc.	30,800	209,748
Citigroup, Inc.	547,058	9,168,692
CME Group, Inc.(b)	5,640	2,161,192
Deutsche Boerse AG (Germany)	2,074	234,479
Fortis (Belgium)	24,348	386,755
IFIL Investments SpA (Italy)	12,894	83,327
ING Groep NV (Netherlands)	16,439	519,764
IntercontinentalExchange, Inc.(a)	7,700	877,800
Investor AB (Sweden)	12,600	264,530
JPMorgan Chase & Co.	350,345	12,020,336
Leucadia National Corp.(b)	16,500	774,510
Moody’s Corp.(b)	21,100	726,684
NYSE Euronext(b)	27,900	1,413,414
Pargesa Holding SA	1,083	120,076

		40,006,237

Diversified Telecommunication Services — 1.5%
AT&T, Inc.	608,968	20,516,132
BT Group PLC (United Kingdom)	111,380	441,252
CenturyTel, Inc.	14,200	505,378
Citizens Communications Co.(b)	31,000	351,540
Embarq Corp.	16,943	800,896
France Telecom SA (France)	38,868	1,139,886
Nippon Telegraph & Telephone Corp. (Japan)	141	690,493
Portugal Telecom SGPS SA (Portugal)	31,399	355,140
Qwest Communications International, Inc.(b)	163,057	640,814
Telecom Italia SpA (RNC) (Italy)	83,830	135,333
Telefonica SA (Spain)	32,283	854,332
Telstra Corp. Ltd. (Australia)	30,181	122,676
Verizon Communications Group, Inc.	291,176	10,307,630
Windstream Corp.	51,857	639,915

		37,501,417

Electric Utilities — 1.2%
Allegheny Energy, Inc.	16,200	811,782
American Electric Power Co., Inc.	40,360	1,623,683
Contact Energy Ltd. (New Zealand)	28,311	172,402
Duke Energy Corp.	127,624	2,218,105
E.ON AG (Germany)	5,152	1,037,872
Edison International	32,900	1,690,402
Enel SpA (Italy)	94,789	899,209
Energias de Portugal SA (Portugal)	38,455	199,963
Entergy Corp.	19,000	2,289,120
Exelon Corp.	65,874	5,926,025
FirstEnergy Corp.	29,801	2,453,516
FPL Group, Inc.	39,800	2,610,084
Hong Kong Electric Holdings (Hong Kong)	79,000	472,647
Iberdrola S.A. (Spain)	14,148	188,506
Pepco Holdings, Inc.	22,500	577,125
Pinnacle West Capital Corp.	9,700	298,469

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electric Utilities (continued)
PPL Corp.	38,500	$2,012,395
Progress Energy, Inc.(b)	27,283	1,141,248
Southern Co. (The)(b)	77,500	2,706,300
Union Fenosa SA (Spain)	4,125	239,714

		29,568,567

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	28,627	810,312
Alstom (France)	2,035	466,638
Cooper Industries Ltd.	17,400	687,300
Emerson Electric Co.	79,500	3,931,275
Mitsubishi Electronics Corp. (Japan)	21,000	226,444
Prysmian Spa (Italy)	2,275	57,434
Rockwell Automation, Inc.(b)	16,200	708,426

		6,887,829

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc.(a)	37,714	1,340,356
Hitachi Ltd. (Japan)	35,000	252,484
Hoya Corp. (Japan)	2,800	64,736
Jabil Circuit, Inc.	23,600	387,276
Molex, Inc.	15,000	366,150
Nippon Electric Glass Co. Ltd. (Japan)	41,000	709,300
Premier Farnell PLC (United Kingdom)	11,781	41,203
Shimadzu Corp. (Japan)	8,000	79,635
Tyco Electronics Ltd. (Bermuda)	48,515	1,737,806

		4,978,946

Energy Equipment & Services — 1.7%
B.J. Services Co.(b)	31,900	1,018,886
Baker Hughes, Inc.	31,050	2,711,907
Cameron International Corp.(a)(b)	21,800	1,206,630
ENSCO International, Inc.	15,800	1,275,692
Halliburton Co.	89,200	4,733,844
Nabors Industries Ltd. (Bermuda)(a)	27,700	1,363,671
National Oilwell Varco, Inc.(a)	41,000	3,637,520
Noble Corp.	27,800	1,805,888
Petroleum Geo-Services ASA (Norway)(a)	17,550	429,774
Rowan Cos., Inc.	13,200	617,100
Schlumberger Ltd.	120,800	12,977,544
Smith International, Inc.	20,400	1,696,056
Transocean, Inc. (Cayman Islands)	31,647	4,822,686
Weatherford International Ltd. (Bermuda)(a)	66,800	3,312,612

		41,609,810

Exchange Traded Fund
iShares MSCI EAFE Index Fund	4,000	274,800

Food & Staples Retailing — 1.4%
Casino Guichard Perrachon SA (France)	2,611	294,858
Costco Wholesale Corp.	44,000	3,086,160
CVS Caremark Corp.	145,548	5,759,334
Koninklijke Ahold NV (Netherlands)	5,731	76,828
Kroger Co. (The)	71,346	2,059,759
Safeway, Inc.	43,200	1,233,360

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food & Staples Retailing (continued)
SUPERVALU, Inc.	20,010	$618,109
SYSCO Corp.	60,400	1,661,604
UNY Co. Ltd. (Japan)	9,000	88,657
Walgreen Co.	98,900	3,215,239
Wal-Mart Stores, Inc.	239,000	13,431,800
Wesfarmers Ltd. (Australia)	7,934	283,702
Wesfarmers Ltd. (PPS) (Australia)	2,092	75,467
Whole Foods Market, Inc.(b)	14,100	334,029
Woolworths Ltd. (Australia)	28,216	661,357

		32,880,263

Food Products — 0.8%
Archer-Daniels-Midland Co.(b)	65,526	2,211,503
Campbell Soup Co.	23,500	786,310
ConAgra Foods, Inc.	51,000	983,280
Dean Foods Co.(a)(b)	14,000	274,680
General Mills, Inc.(b)	34,200	2,078,334
Goodman Fielder Ltd. (Australia)	218,814	294,722
H.J. Heinz Co.	32,600	1,559,910
Hershey Co. (The)(b)	18,500	606,430
Kellogg Co.	25,800	1,238,916
Kraft Foods, Inc.(b)	154,353	4,391,342
Lindt & Spruengli AG (Switzerland)	41	112,987
McCormick & Co., Inc.	14,400	513,504
Nestle SA (Class B Stock) (Switzerland)	19,840	894,083
Nichirei Corp. (Japan)	20,000	102,651
Nisshin Scifon Group, Inc. (Japan)	2,500	31,407
Sara Lee Corp.	76,200	933,450
Tyson Foods, Inc. (Class A Stock)	31,000	463,140
Unilever PLC (United Kingdom)	12,529	355,972
Wilmar International Ltd. (Singapore)	196,000	728,941
WM Wrigley Jr. Co.	21,300	1,656,714

		20,218,276

Gas Utilities — 0.1%
Nicor, Inc.	4,600	195,914
Questar Corp.	16,900	1,200,576
Tokyo Gas Co. Ltd. (Japan)	58,000	233,781

		1,630,271

Healthcare Equipment & Supplies — 1.0%
Baxter International, Inc.	64,300	4,111,342
Becton Dickinson & Co.(b)	24,200	1,967,460
Boston Scientific Corp.(a)	132,967	1,634,164
C.R. Bard, Inc.	10,000	879,500
Covidien Ltd. (Bermuda)	51,315	2,457,475
Hospira, Inc.(a)	15,360	616,090
Intuitive Surgical, Inc.(a)	3,700	996,780
Medtronic, Inc.	116,000	6,003,000
St. Jude Medical, Inc.(a)(b)	36,700	1,500,296
Stryker Corp.	23,300	1,465,104
Varian Medical Systems, Inc.(a)(b)	11,600	601,460
Zimmer Holdings, Inc.(a)	23,400	1,592,370

		23,825,041

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services — 0.9%
Aetna, Inc.	51,800	$2,099,454
AmerisourceBergen Corp.	18,100	723,819
Cardinal Health, Inc.	35,850	1,849,143
Cigna Corp.	31,400	1,111,246
Coventry Health Care, Inc.(a)	15,150	460,863
Express Scripts, Inc.(a)(b)	27,700	1,737,344
Humana, Inc.(a)	16,900	672,113
Laboratory Corp. of America Holdings(a)(b)	11,200	779,856
McKesson Corp.	28,530	1,595,112
Medco Health Solutions, Inc.(a)	53,598	2,529,826
Patterson Cos., Inc.(a)(b)	13,700	402,643
Quest Diagnostics, Inc.	15,100	731,897
Suzuken Co. Ltd. (Japan)	4,200	155,050
Tenet Healthcare Corp.(a)(b)	44,600	247,976
UnitedHealth Group, Inc.	129,400	3,396,750
WellPoint, Inc.(a)	56,600	2,697,556

		21,190,648

Healthcare Technology
IMS Health, Inc.	22,200	517,260

Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.(b)	44,200	1,456,832
Darden Restaurants, Inc.	13,050	416,817
Doutor Nichires Holdings Co. Ltd. (Japan)	3,200	48,760
International Game Technology	30,800	769,384
Kuoni Reisen Holding AG (Switzerland)	215	103,076
Marriott International, Inc. (Class A Stock)	30,300	795,072
McDonald’s Corp.	118,000	6,633,960
OPAP SA (Greece)	14,930	522,385
Starbucks Corp.(a)(b)	71,300	1,122,262
Starwood Hotels & Resorts Worldwide, Inc.(b)	19,500	781,365
TABCORP Holdings Ltd. (Australia)	53,386	502,063
Tattersalls Ltd (Australia)	46,030	103,698
Wendy’s International, Inc.	9,600	261,312
Wyndham Worldwide Corp.	16,420	294,082
Yum! Brands, Inc.(b)	50,500	1,772,045

		15,583,113

Household Durables — 0.2%
Black & Decker Corp.	6,900	396,819
Centex Corp.	11,900	159,103
D.R. Horton, Inc.(b)	31,100	337,435
Fortune Brands, Inc.	14,900	929,909
Harman International Industries, Inc.(b)	6,400	264,896
KB Home	8,200	138,826
Leggett & Platt, Inc.	14,800	248,196
Lennar Corp.(b)	13,300	164,122
Matsushita Electric Industrial Co. Ltd. (Japan)	46,000	992,042
Newell Rubbermaid, Inc.	26,414	443,491
Pulte Homes, Inc.	20,800	200,304
Snap-On, Inc.	7,000	364,070

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Durables (continued)
Stanley Works (The)(b)	7,900	$354,157
Whirlpool Corp.(b)	7,526	464,580

		5,457,950

Household Products — 1.1%
Clorox Co.	13,800	720,360
Colgate-Palmolive Co.	51,500	3,558,650
Kimberly-Clark Corp.	42,200	2,522,716
Procter & Gamble Co.	311,025	18,913,430
Reckitt Benckiser Group PLC (United Kingdom)	13,798	696,909

		26,412,065

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(a)(b)	68,300	1,312,043
Constellation Energy Group, Inc.(b)	18,400	1,510,640
Dynegy, Inc. (Class A Stock)(a)(b)	48,400	413,820
Electric Power Development Co. Ltd. (Japan)	8,400	311,682

		3,548,185

Industrial Conglomerates — 1.5%
3M Co.	71,100	4,947,849
General Electric Co.	1,011,000	26,983,590
Hutchison Whampoa Ltd. (Hong Kong)	24,000	241,931
Siemens AG (Germany)	2,136	235,455
Textron, Inc.	24,300	1,164,699
Tyco International Ltd. (Bermuda)	52,315	2,094,693
Wendel (France)	3,964	401,335

		36,069,552

Insurance — 1.8%
ACE Ltd. (Bermuda)	34,900	1,922,641
Aegon NV (Netherlands)	23,250	305,662
Aflac, Inc.(b)	49,700	3,121,160
Allianz AG (Germany)	3,373	592,846
Allstate Corp. (The)	56,900	2,594,071
American International Group, Inc.	271,688	7,188,863
AON Corp.	30,500	1,401,170
Assurant, Inc.	10,300	679,388
Aviva PLC (United Kingdom)	71,913	712,952
AXA SA (France)	3,493	102,924
Chubb Corp.	38,300	1,877,083
Cincinnati Financial Corp.	17,837	453,060
CNP Assurances (France)	1,683	189,753
Genworth Financial, Inc.	47,800	851,318
Hartford Financial Services Group, Inc.	31,300	2,021,041
Legal & General Group PLC (United Kingdom)	83,009	164,717
Lincoln National Corp.	28,617	1,296,922
Loews Corp.(b)	36,775	1,724,748
Mapfre SA (Spain)	99,872	476,751
Marsh & McLennan Cos., Inc.	50,600	1,343,430
MBIA, Inc.(b)	14,800	64,972
MetLife, Inc.(b)	73,400	3,873,318
Millea Holdings, Inc. (Japan)	5,900	230,032

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance (continued)
Muenchener Rueckversicherungs AG (Germany)	2,997	$525,704
Old Mutual PLC (United Kingdom)	254,566	467,315
Principal Financial Group, Inc.	27,400	1,149,978
Progressive Corp. (The)(b)	70,100	1,312,272
Royal & Sun Alliance Insurance Group PLC (United Kingdom)	17,650	43,941
SAFECO Corp.	10,100	678,316
SCOR SE (France)	7,264	165,401
Swiss Reinsurance (Switzerland)	7,120	471,998
Torchmark Corp.	10,000	586,500
Travelers Cos., Inc. (The)	64,335	2,792,139
Unum Group	40,010	818,205
XL Capital Ltd. (Class A Stock) (Bermuda)	19,300	396,808
Zurich Financial Services AG (Switzerland)	1,192	303,787

		42,901,186

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(a)(b)	30,000	2,199,899
DeNA Co., Ltd. (Japan)	26	153,280
Expedia, Inc.(a)	23,300	428,254
Home Retail Group PLC (United Kingdom)	98,081	423,827
IAC/InterActive Corp.(a)	16,900	325,832

		3,531,092

Internet Software & Services — 0.8%
Akamai Technologies, Inc.(a)(b)	16,200	563,598
eBay, Inc.(a)	113,400	3,099,222
Google, Inc. (Class A Stock)(a)	23,450	12,344,549
VeriSign, Inc.(a)(b)	21,600	816,480
Yahoo!, Inc.(a)	133,300	2,753,978

		19,577,827

IT Services — 0.4%
Affiliated Computer Services, Inc.(a)	10,400	556,296
Automatic Data Processing, Inc.(b)	52,800	2,212,320
Cognizant Technology Solutions Corp.(a)(b)	28,000	910,280
Computer Sciences Corp.(a)(b)	15,900	744,756
Convergys Corp.(a)	17,800	264,508
Electronic Data Systems Corp.	53,600	1,320,704
Fidelity National Information Services, Inc.	15,600	575,796
Fiserv, Inc.(a)	15,700	712,309
Paychex, Inc.	32,100	1,004,088
Total System Services, Inc.	19,296	428,757
Unisys Corp.(a)	31,500	124,425
Western Union Co.	74,910	1,851,775

		10,706,014

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(b)	28,100	405,483
Hasbro, Inc.(b)	15,800	564,376
Mattel, Inc.(b)	36,451	624,041
Sankyo Co. Ltd. (Japan)	2,400	156,406

		1,750,306

COMMON STOCKS (continued)	Shares	Value (Note 2)

Life Sciences, Tools & Services — 0.2%
Applera Corp. — Applied Biosystems Group	18,300	$612,684
Millipore Corp.(a)(b)	4,700	318,942
PerkinElmer, Inc.(b)	12,800	356,480
Thermo Fisher Scientific, Inc.(a)(b)	42,300	2,357,379
Waters Corp.(a)	11,300	728,850

		4,374,335

Machinery — 1.0%
Alfa Laval AB (Sweden)	6,300	97,331
Amada Co. Ltd. (Japan)	8,000	63,060
Atlas Copco AB (Class A Stock) (Sweden)	7,000	102,378
Caterpillar, Inc.(b)	63,400	4,680,187
Charter PLC (United Kingdom)	21,801	375,247
Cummins, Inc.	22,600	1,480,752
Danaher Corp.	24,700	1,909,310
Deere & Co.	44,300	3,195,359
Dover Corp.	19,300	933,541
Eaton Corp.	16,400	1,393,508
Hitachi Construction Machinery Co. Ltd. (Japan)	1,500	42,026
Illinois Tool Works, Inc.	40,400	1,919,404
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	35,655	1,334,567
ITT Corp.	17,700	1,120,941
Komori Corp. (Japan)	7,300	133,096
Kone OYJ (Finland)	6,210	217,076
Konecranes Oyj (Finland)	8,003	328,598
MAN AG (Germany)	4,606	509,938
Manitowoc Co., Inc. (The)	14,600	474,938
NSK Ltd. (Japan)	19,000	166,229
PACCAR, Inc.(b)	35,943	1,503,496
Pall Corp.	12,000	476,160
Parker Hannifin Corp.	17,665	1,259,868
Scania AB-B Shares (Sweden)	8,400	114,368
Sulzer AG (Switzerland)	1,324	167,272
Terex Corp.(a)	11,400	585,618
Volvo AB (Class B Stock) (Sweden)	13,594	165,535

		24,749,803

Marine
Mitsui OSK Lines Ltd. (Japan)	22,000	313,472
Nippon Yusen KK (Japan)	83,000	798,069
Orient Overseas International Ltd. (Hong Kong)	12,000	60,021

		1,171,562

Media — 1.4%
CBS Corp. (Class B Stock)	71,634	1,396,147
Clear Channel Communications, Inc.	48,600	1,710,720
Comcast Corp. (Class A Stock)(b)	305,490	5,795,145
Daily Mail & General Trust PLC (United Kingdom)	8,940	55,541
DIRECTV Group, Inc. (The)(a)	74,400	1,927,704
E.W. Scripps Co.	8,600	357,244
Fuji Television Network, Inc. (Japan)	127	191,364
Gannett Co., Inc.(b)	22,100	478,907

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Interpublic Group of Cos., Inc.(a)(b)	46,000	$395,600
McGraw-Hill Cos., Inc. (The)	34,500	1,384,140
Meredith Corp.(b)	5,200	147,108
New York Times Co. (The) (Class A Stock)(b)	15,700	241,623
News Corp. (Class A Stock)(b)	227,100	3,415,584
Omnicom Group, Inc.	34,100	1,530,408
Time Warner, Inc.(b)	360,600	5,336,880
Viacom, Inc. (Class B Stock)(a)	65,434	1,998,354
Vivendi (France)	17,307	652,585
Walt Disney Co. (The)(b)	189,900	5,924,880
Washington Post Co. (The) (Class B Stock)(b)	600	352,140

		33,292,074

Metals & Mining — 0.9%
Alcoa, Inc.(b)	84,640	3,014,877
Allegheny Technologies, Inc.(b)	10,000	592,800
Anglo American PLC (United Kingdom)	12,004	843,085
ArcelorMittal (Netherlands)	5,905	582,932
BHP Billiton Ltd. (Australia)	23,140	969,407
BHP Billiton PLC (United Kingdom)	13,187	505,721
Eurasian Natural Resources(a)	2,430	64,025
Freeport-McMoRan Copper & Gold, Inc.	38,694	4,534,550
Newmont Mining Corp.	45,900	2,394,144
Nucor Corp.	31,700	2,367,039
OneSteel Ltd. (Australia)	55,698	397,259
Outokumpu OYJ (Class A Stock) (Finland)	532	18,487
Rio Tinto Group PLC (United Kingdom)	13,694	1,649,126
Rio Tinto Ltd. (Australia)	782	101,580
Salzgitter AG (Germany)	2,953	540,489
ThyssenKrupp AG (Germany)	6,944	435,193
Titanium Metals Corp.	8,600	120,314
United States Steel Corp.	11,700	2,161,926
Vedanta Resources PLC (United Kingdom)	1,755	75,791
Voestalpine AG (Austria)	5,048	413,105
Xstrata PLC (Switzerland)	4,564	363,570
Yamato Kogyo Co. Ltd. (Japan)	6,600	314,508

		22,459,928

Multiline Retail — 0.3%
Big Lots, Inc.(a)(b)	9,200	287,408
Dillard’s, Inc.	2,000	23,140
Family Dollar Stores, Inc.	13,700	273,178
Isetan Mitsukoshi Holdings (Japan)	6,500	69,600
J.C. Penney Co., Inc.	21,100	765,719
Kohl’s Corp.(a)(b)	30,600	1,225,224
Macy’s, Inc.	42,274	820,961
Marks & Spencer Group PLC (United Kingdom)	31,399	204,173
Nordstrom, Inc.(b)	20,000	606,000
Sears Holding Corp.(a)(b)	6,342	467,152
Target Corp.(b)	79,100	3,677,359

		8,419,914

COMMON STOCKS (continued)	Shares	Value (Note 2)

Multi-Utilities — 0.6%
AGL Energy Ltd. (Australia)	6,614	$90,670
Ameren Corp.(b)	21,900	924,837
CenterPoint Energy, Inc.	38,200	613,110
CMS Energy Corp.(b)	28,800	429,120
Consolidated Edison, Inc.(b)	26,500	1,035,885
Dominion Resources, Inc.	59,832	2,841,421
DTE Energy Co.(b)	16,800	712,992
Integrys Energy Group, Inc.	7,020	356,827
National Grid PLC (United Kingdom)	61,117	801,137
NiSource, Inc.	26,900	482,048
PG&E Corp.	36,200	1,436,778
Public Service Enterprise Group, Inc.	51,300	2,356,209
RWE AG (Germany)	3,253	409,278
Sempra Energy	25,519	1,440,548
Suez SA (France)	1,397	94,699
TECO Energy, Inc.(b)	20,600	442,694
Xcel Energy, Inc.(b)	44,710	897,330

		15,365,583

Office Electronics — 0.1%
Ricoh Co. Ltd. (Japan)	3,000	54,132
Xerox Corp.	90,900	1,232,604

		1,286,736

Oil, Gas & Consumable Fuels — 6.2%
Anadarko Petroleum Corp.	47,654	3,566,425
Apache Corp.(b)	33,714	4,686,246
BP PLC (United Kingdom)	138,645	1,606,976
Cabot Oil & Gas Corp.	7,900	535,067
Chesapeake Energy Corp.	47,700	3,146,292
Chevron Corp.	211,622	20,978,089
ConocoPhillips	158,777	14,986,961
CONSOL Energy, Inc.	18,900	2,123,793
Cosmo Oil Co. Ltd. (Japan)	11,000	39,780
Devon Energy Corp.	45,400	5,455,264
El Paso Corp.(b)	68,436	1,487,799
ENI SpA (Italy)	28,303	1,051,468
EOG Resources, Inc.	25,000	3,280,000
Exxon Mobil Corp.	539,540	47,549,660
Hess Corp.	28,400	3,583,796
Lundin Petroleum AB (Sweden)(a)	2,800	41,203
Marathon Oil Corp.	72,882	3,780,389
Massey Energy Corp.	6,600	618,750
Murphy Oil Corp.	19,100	1,872,755
Nippon Oil Corp. (Japan)	45,000	302,161
Noble Energy, Inc.	17,400	1,749,744
Occidental Petroleum Corp.	83,400	7,494,324
OMV AG (Austria)	1,786	139,541
Peabody Energy Corp.(b)	27,100	2,386,155
Range Resources Corp.	14,600	956,884
Repsol YPF SA (Spain)	13,533	531,096
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	33,693	1,349,171
Royal Dutch Shell PLC (Netherlands)	35,281	1,446,219
Singapore Petroleum Co. Ltd. (Singapore)	20,000	97,020
Southwestern Energy Co.(a)	33,700	1,604,457
Spectra Energy Corp.	64,062	1,841,142

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Statoil Asa (Norway)	7,750	$289,151
Sunoco, Inc.(b)	14,500	590,005
Tesoro Corp.(b)	12,600	249,102
Total SA (France)	22,508	1,915,850
Valero Energy Corp.	54,900	2,260,782
Williams Cos., Inc.	63,000	2,539,530
XTO Energy, Inc.	51,041	3,496,819

		151,629,866

Paper & Forest Products — 0.1%
International Paper Co.(b)	41,773	973,311
MeadWestvaco Corp.	20,514	489,054
Mondi PLC (United Kingdom)	25,185	147,822
Weyerhaeuser Co.(b)	20,500	1,048,370

		2,658,557

Personal Products — 0.1%
Avon Products, Inc.	43,900	1,581,278
Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	10,400	483,080

		2,064,358

Pharmaceuticals — 3.1%
Abbott Laboratories	156,400	8,284,508
Allergan, Inc.	31,000	1,613,550
AstraZeneca PLC (United Kingdom)	8,861	376,755
Barr Pharmaceuticals, Inc.(a)(b)	10,500	473,340
Bayer AG (Germany)	1,432	120,216
Bristol-Myers Squibb Co.	199,900	4,103,947
Eli Lilly & Co.	99,900	4,611,384
Forest Laboratories, Inc.(a)	32,100	1,115,154
GlaxoSmithKline PLC (United Kingdom)	44,701	988,149
Johnson & Johnson	286,648	18,442,932
King Pharmaceuticals, Inc.(a)	36,566	382,846
Kyowa Hakko Kogyo Co. Ltd. (Japan)	42,000	430,343
Merck & Co., Inc.	218,700	8,242,803
Mylan, Inc.(b)	23,200	280,024
Novartis AG (Switzerland)	27,724	1,525,713
Pfizer, Inc.	688,345	12,025,387
Roche Holding AG (Switzerland)	2,505	450,330
Sanofi-Aventis (France)	18,385	1,221,666
Schering-Plough Corp.	159,600	3,142,524
Shionogi & Co. Ltd. (Japan)	22,000	434,054
Taisho Pharmaceutical Co. Ltd. (Japan)	4,000	74,172
Watson Pharmaceuticals, Inc.(a)(b)	12,200	331,474
Wyeth	135,100	6,479,396

		75,150,667

Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co. (Class A Stock)(b)	11,274	383,992
AvalonBay Communities, Inc.(b)	7,400	659,784
Boston Properties, Inc.	11,800	1,064,596
Developers Diversified Realty Corp.	14,200	492,882
Equity Residential(b)	27,100	1,037,117
General Growth Properties, Inc.(b)	25,500	893,265
HCP, Inc.	21,500	683,915
Host Hotels & Resorts, Inc.(b)	52,500	716,625

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
ING Industrial Fund (Australia)	206,553	$310,880
Kimco Realty Corp.(b)	25,200	869,904
Mirvac Group (Australia)	13,456	38,183
Plum Creek Timber Co., Inc.	16,800	717,528
ProLogis	25,700	1,396,795
Public Storage, Inc.	12,200	985,638
Simon Property Group, Inc.(b)	23,100	2,076,459
Vornado Realty Trust(b)	13,700	1,205,600

		13,533,163

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc.(a)(b)	21,600	414,721
Cheung Kong Holdings Ltd. (Hong Kong)	6,000	80,875
IMMOFINANZ AG (Austria)	11,879	122,307
K.K. DaVinci Advisors (Japan)(a)	554	379,298
Leopalace21 Corp. (Japan)	15,100	216,151
Meinl European Land Ltd. (Austria)(a)	15,236	170,822
Nomura Real Estate Holdings, Inc. (Japan)	9,600	202,514
Wharf (Holdings) Ltd. (The) (Hong Kong)	25,000	104,684
Wheelock & Company Ltd. (Hong Kong)	55,000	147,424

		1,838,796

Road & Rail — 0.5%
Burlington Northern Santa Fe Corp.	29,800	2,976,722
Central Japan Railway Co. (Japan)	60	661,110
CSX Corp.	42,700	2,681,987
National Express Group PLC (United Kingdom)	1,600	30,182
Norfolk Southern Corp.	39,800	2,494,266
Ryder System, Inc.(b)	6,900	475,272
Union Pacific Corp.	52,400	3,956,201

		13,275,740

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(a)(b)	59,000	343,970
Altera Corp.	33,500	693,450
Analog Devices, Inc.	29,600	940,392
Applied Materials, Inc.(b)	133,500	2,548,515
Broadcom Corp. (Class A Stock)(a)(b)	49,150	1,341,304
Intel Corp.(b)	583,800	12,540,024
KLA-Tencor Corp.(b)	16,000	651,360
Linear Technology Corp.(b)	24,500	797,965
LSI Corp.(a)(b)	64,800	397,872
MEMC Electronic Materials, Inc.(a)	23,300	1,433,882
Microchip Technology, Inc.(b)	19,800	604,692
Micron Technology, Inc.(a)(b)	70,300	421,800
Micronics Japan Co. Ltd. (Japan)	800	28,855
National Semiconductor Corp.(b)	23,900	490,906
Novellus Systems, Inc.(a)	10,400	220,376
NVIDIA Corp.(a)(b)	54,250	1,015,560
Teradyne, Inc.(a)(b)	19,300	213,651
Texas Instruments, Inc.	137,900	3,883,264
Xilinx, Inc.	28,700	724,675

		29,292,513

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software — 1.7%
Adobe Systems, Inc.(a)	56,900	$2,241,291
Autodesk, Inc.(a)(b)	21,800	737,058
BMC Software, Inc.(a)(b)	21,300	766,800
CA, Inc.	38,264	883,516
Citrix Systems, Inc.(a)	18,500	544,085
Compuware Corp.(a)	38,700	369,198
Electronic Arts, Inc.(a)(b)	30,500	1,355,115
Hitachi Software Engineering Co. Ltd. (Japan)	2,100	46,179
Intuit, Inc.(a)	34,900	962,193
Konami Corp. (Japan)	4,000	139,756
Microsoft Corp.	814,300	22,401,392
Nintendo Co. Ltd. (Japan)	1,200	676,932
Novell, Inc.(a)	34,200	201,438
Oracle Corp.(a)	399,200	8,383,200
SAP AG (Germany)	1,786	93,138
Symantec Corp.(a)(b)	85,078	1,646,259

		41,447,550

Specialty Retail — 0.7%
Abercrombie & Fitch Co.(b)	8,700	545,316
AutoNation, Inc.(a)(b)	16,974	170,079
AutoZone, Inc.(a)(b)	4,800	580,848
Bed Bath & Beyond, Inc.(a)	26,700	750,270
Best Buy Co., Inc.	35,225	1,394,910
EDION Corp. (Japan)	6,200	51,674
Esprit Holdings Ltd. (Hong Kong)	48,800	506,948
Fast Retailing Co. Ltd. (Japan)	6,800	644,234
GameStop Corp. (Class A Stock)(a)(b)	15,900	642,360
Gap, Inc. (The)	49,500	825,165
Home Depot, Inc.	168,350	3,942,758
Limited Brands, Inc.(b)	31,106	524,136
Lowe’s Cos., Inc.	145,900	3,027,425
Office Depot, Inc.(a)(b)	27,800	304,132
RadioShack Corp.(b)	11,200	137,424
Sherwin-Williams Co. (The)(b)	11,600	532,788
Shimamura Co., Ltd. (Japan)	600	36,954
Staples, Inc.	70,549	1,675,539
Tiffany & Co.(b)	13,200	537,900
TJX Cos., Inc. (The)	42,700	1,343,769

		18,174,629

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.(a)(b)	37,000	1,068,560
Jones Apparel Group, Inc.	12,600	173,250
Liz Claiborne, Inc.	10,900	154,235
NIKE, Inc. (Class B Stock)(b)	37,500	2,235,374
Nisshinbo Industries, Inc. (Japan)	15,000	178,133
Onward Kashiyama Co. Ltd. (Japan)	15,000	157,508
Polo Ralph Lauren Corp.	5,300	332,734
Swatch Group AG (Switzerland)	6,606	308,152
VF Corp.(b)	9,600	683,328

		5,291,274

Thrifts & Mortgage Finance — 0.2%
Countrywide Financial Corp.(b)	56,200	238,850
Fannie Mae	105,300	2,054,402

COMMON STOCKS (continued)	Shares	Value (Note 2)

Thrifts & Mortgage Finance (continued)
Freddie Mac(b)	64,600	$1,059,440
Hudson City Bancorp, Inc.(b)	57,500	959,100
MGIC Investment Corp.(b)	9,500	58,045
Sovereign Bancorp, Inc.(b)	46,955	345,589
Washington Mutual, Inc.(b)	101,978	502,752

		5,218,178

Tobacco — 0.8%
Altria Group, Inc.	212,800	4,375,168
British American Tobacco (United Kingdom)	14,070	485,328
Imperial Tobacco Group (United Kingdom)	21,521	799,474
Lorillard, Inc.(a)(b)	16,247	1,123,643
Philip Morris International, Inc.	212,800	10,510,192
Reynolds American, Inc.	17,700	826,059
UST, Inc.	15,100	824,611

		18,944,475

Trading Companies & Distributors — 0.1%
ITOCHU Corp. (Japan)	32,000	340,839
Marubeni Corp. (Japan)	26,000	217,187
Mitsubishi Corp. (Japan)	18,900	622,970
Mitsui & Co. Ltd. (Japan)	24,000	530,018
Sumitomo Corp. (Japan)	8,600	112,982
W.W. Grainger, Inc.(b)	6,900	564,420

		2,388,416

Transportation Infrastructure
Macquarie Infrastructure Group (Australia)	263,881	586,891

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class A)(a)	40,500	1,711,125
KDDI Corp. (Japan)	58	358,318
Millicom International Cellular SA (Luxembourg)	225	23,163
Sprint Nextel Corp.(b)	283,677	2,694,931
Vodafone Group PLC (United Kingdom)	643,374	1,895,579

		6,683,116

TOTAL COMMON STOCKS (cost $963,071,469)		1,227,005,140

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany)	908	35,941
Volkswagen AG (Germany)	1,928	279,098

		315,039

Banking
JPMorgan Chase Capital XXVI	28,000	724,920

Diversified Financial Services
Istituto Finanziario Industriale SpA (Italy)(a)	6,901	136,775

TOTAL PREFERRED STOCKS (cost $1,195,089)		1,176,734

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

RIGHTS				Units	Value (Note 2)

Commercial Banks
Barclays PLC (United Kingdom)				18,232	$3,450
HBOS PLC (United Kingdom)(a)				28,770	6,160

TOTAL RIGHTS (cost $0)					9,610

LONG-TERM BONDS — 38.9%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)

Aerospace/Defense — 0.2%
BAE Systems Holding, Inc., 144A	Baa2	4.75%	08/15/10	$2,000	2,023,994
Boeing Capital Corp.(b)	A2	6.10%	03/01/11	975	1,026,894
Goodrich Corp.	Baa2	6.80%	07/01/36	811	823,249
Northrop Grumman Corp.	Baa1	7.125%	02/15/11	1,025	1,092,690
Raytheon Co.	Baa1	5.50%	11/15/12	625	640,896

					5,607,723

Airlines — 0.2%
American Airlines, Inc.(b)	Ba1	6.817%	05/23/11	2,420	2,105,400
Continental Airlines, Inc.	Baa2	6.648%	09/15/17	272	247,381
Continental Airlines, Inc.	Baa2	6.703%	06/15/21	168	146,433
Delta Air Lines, Inc.	Baa1	6.821%	08/10/22	486	396,432
Southwest Airlines Co.	Baa1	6.50%	03/01/12	965	941,135

					3,836,781

Asset Backed Securities — 1.1%
American Express Credit Account Master Trust I, Series 2004-4, Class C, 144A(g)	Baa1	2.9413%	03/15/12	1,510	1,465,861
American Express Credit Account Master Trust I, Series 2004-C, Class C, 144A(g)	Baa1	2.9712%	02/15/12	78	76,283
Amortizing Residential Collateral Trust, Series 2002-BC9, Class M1(g)	Aa2	4.1325%	12/25/32	2,533	2,112,977
Bank of America Credit Card Trust, Series 2006-C5, Class C5(g)	Baa2	2.8712%	01/15/16	4,159	3,498,622
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1(g)	A1	4.1325%	03/25/33	880	695,845
CDC Mortgage Capital Trust, Series 2003-HE1, Class M2(g)	Baa2	5.4075%	08/25/33	67	45,444
Centex Home Equity, Series 2005-A, Class M2(g)	Aa2	2.9825%	01/25/35	2,250	1,807,325
Citibank Credit Card Issuance Trust, Series 2006-C1, Class C1(g)	Baa2	2.8819%	02/20/15	1,500	1,291,790
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	Aaa	5.12%	07/25/35	1,510	1,482,438
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34	1,660	1,459,317
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M2(g)	Aa2	3.0025%	06/25/36	1,800	1,346,245
HFC Home Equity Loan Trust, Series 2005-2, Class M2(g)	Aa1	2.9719%	01/20/35	589	469,044
MBNA Master Credit Card Trust, Series 1999-J, Class A	Aaa	7.00%	02/15/12	2,370	2,466,034
Morgan Stanley ABS Capital I, Series 2004-NC3, Class M2(g)	A2	3.5825%	03/25/34	865	722,767
Morgan Stanley Dean Witter Capital I, Series 2002-HE1, Class M1(g)	Aa2	3.3825%	07/25/32	1,547	1,246,086
Morgan Stanley Dean Witter Capital I, Series 2002-NC4, Class M1(g)	Aaa	3.7575%	09/25/32	1,425	1,236,010
Saxon Asset Securities Trust, Series 2005-2, Class M2(g)	Aa2	2.9225%	10/25/35	1,480	1,242,145
Securitized Asset Backed Receivables LLC, Series 2004-OP1, Class M1(g)	Aa2	2.9925%	02/25/34	1,660	1,373,641
Securitized Asset Backed Receivables LLC, Series 2006-FR3, Class A3(g)	Aa2	2.7325%	05/25/36	1,400	940,252
SVO VOI Mortgage Corp., Series 2005-AA, Class A, 144A	Aaa	5.25%	02/20/21	699	668,615

					25,646,741

Automotive — 0.1%
Johnson Controls, Inc.	A3	5.50%	01/15/16	235	225,449
Oshkosh Truck Corp., Bank Loan(j)	Ba3	4.414%	12/06/13	1,955	1,829,554

					2,055,003

Banking — 1.1%
Banco Bradesco (Cayman Islands)	A2	8.75%	10/24/13	1,690	1,926,600
Bank of America Corp., Jr. Sub. Notes(g)	A1	8.00%	12/29/49	2,100	1,967,426
Bank of America NA	Aa1	5.30%	03/15/17	850	780,257
Bank of America NA(b)	Aa1	6.00%	10/15/36	1,300	1,152,239

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Banking (continued)
Bank One Corp.	Aa3	7.875%	08/01/10	$2,500	$2,646,257
Bear Stearns Cos., Inc. (The)	Aa2	5.30%	10/30/15	550	514,815
Bear Stearns Cos., Inc. (The)	Aa2	6.40%	10/02/17	270	266,812
Bear Stearns Cos., Inc. (The)	Aa2	7.25%	02/01/18	1,135	1,184,446
Citigroup, Inc.	A1	5.625%	08/27/12	1,900	1,869,241
Citigroup, Inc.	A1	6.125%	08/25/36	725	613,173
Citigroup, Inc.(g)	A2	8.40%	04/30/49	2,000	1,901,220
Citigroup, Inc., Sr. Unsec. Notes	Aa3	6.875%	03/05/38	790	762,346
DEPFA ACS Bank (Ireland), 144A	Aaa	5.125%	03/16/37	1,325	1,258,525
HSBC Bank USA, Senior Notes	Aa2	3.875%	09/15/09	250	246,939
ICICI Bank Ltd. (India), 144A(g)	Baa2	3.25%	01/12/10	1,880	1,822,848
ICICI Bank Ltd. (Singapore), 144A	Baa2	5.75%	11/16/10	1,670	1,651,009
JPMorgan Chase & Co.	Aa2	4.60%	01/17/11	175	174,539
JPMorgan Chase & Co.	Aa3	6.50%	01/15/09	1,100	1,106,271
JPMorgan Chase & Co.(g)	A1	7.90%	04/29/49	2,000	1,875,280
MUFG Capital Finance Group Ltd. (Cayman Islands)(g)	A2	6.346%	07/29/49	800	693,434
Santander Central Hispano Issuances Ltd. (Cayman Islands)	Aa2	7.625%	09/14/10	805	854,550
Wells Fargo Bank	Aa1	6.45%	02/01/11	90	94,050
Wells Fargo Capital XIII(g)	Aa3	7.70%	12/26/49	1,000	994,047

					26,356,324

Brokerage — 0.6%
Goldman Sachs Group, Inc. (The)	Aa3	5.45%	11/01/12	580	578,545
Goldman Sachs Group, Inc. (The)	A1	5.625%	01/15/17	765	708,816
Goldman Sachs Group, Inc. (The)	A1	6.45%	05/01/36	1,770	1,578,304
Goldman Sachs Group, Inc. (The)	A1	6.75%	10/01/37	113	103,366
Lehman Brothers Holdings, Inc.	A1	5.25%	02/06/12	1,850	1,750,719
Lehman Brothers Holdings, Inc.	A2	6.50%	07/19/17	514	475,511
Lehman Brothers Holdings, Inc.	A1	6.875%	05/02/18	700	677,674
Merrill Lynch & Co., Inc.	A1	4.25%	02/08/10	1,470	1,438,446
Merrill Lynch & Co., Inc.	A1	4.79%	08/04/10	375	364,585
Merrill Lynch & Co., Inc.	A1	5.00%	01/15/15	190	173,127
Merrill Lynch & Co., Inc.	A1	5.77%	07/25/11	355	353,892
Merrill Lynch & Co., Inc.	A1	6.875%	04/25/18	1,230	1,170,623
Morgan Stanley Group, Inc.	A1	4.75%	04/01/14	1,510	1,375,957
Morgan Stanley Group, Inc., M.T.N.(b)	Aa3	5.25%	11/02/12	870	846,608
Morgan Stanley Group, Inc., M.T.N.	Aa3	5.45%	01/09/17	670	608,513
Morgan Stanley Group, Inc., M.T.N.(b)	Aa3	5.75%	10/18/16	1,860	1,719,331
Morgan Stanley Group, Inc., M.T.N.	Aa3	5.95%	12/28/17	600	544,683

					14,468,700

Building Materials & Construction — 0.1%
American Standard, Inc.	Baa3	7.625%	02/15/10	1,000	1,048,696
Hanson PLC (United Kingdom)	Baa3	7.875%	09/27/10	1,270	1,335,959
Lafarge SA (France)	Baa2	6.15%	07/15/11	1,100	1,106,416

					3,491,071

Cable — 0.3%
AT&T Broadband	Baa2	9.455%	11/15/22	115	139,033
Cox Communications, Inc.	Baa3	6.75%	03/15/11	1,195	1,233,289
Cox Communications, Inc.	Baa3	7.875%	08/15/09	1,160	1,190,038
Insight Midwest Holdings LLC, Bank Loan(j)	Ba2	4.19%	10/06/13	1,216	1,148,727
Tele-Communications, Inc.	Baa2	9.875%	06/15/22	1,440	1,755,276
Time Warner Cable, Inc.	Baa2	5.40%	07/02/12	2,410	2,385,657

					7,852,020

Capital Goods — 0.3%
Caterpillar Financial Service Corp.	A2	5.50%	03/15/16	780	781,434
Caterpillar, Inc.	A2	7.25%	09/15/09	1,000	1,040,677

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Capital Goods (continued)
Erac USA Finance Co., 144A	Baa2	5.80%	10/15/12	$460	$434,769
Erac USA Finance Co., 144A	Baa2	6.375%	10/15/17	1,198	1,070,533
Erac USA Finance Co., 144A	Baa2	7.00%	10/15/37	390	324,395
FedEx Corp.	Baa2	7.25%	02/15/11	480	499,776
General Electric Co.	Aaa	5.25%	12/06/17	320	307,626
Honeywell International, Inc.	A2	6.125%	11/01/11	1,120	1,188,189
Sensata Technologies, Bank Loan(j)	Ba3	4.662%	04/27/13	1,386	1,280,766
United Technologies Corp.(e)	A2	6.35%	03/01/11	810	852,317
United Technologies Corp.(e)	A2	8.875%	11/15/19	375	480,828

					8,261,310

Chemicals — 0.4%
Dow Chemical Co.	A3	5.97%	01/15/09	430	434,382
Dow Chemical Co.	A3	6.125%	02/01/11	690	712,675
Huntsman LLC	Ba1	11.625%	10/15/10	2,000	2,065,000
ICI Wilmington, Inc.	Baa2	5.625%	12/01/13	780	788,788
Lubrizol Corp.	Baa3	4.625%	10/01/09	1,090	1,084,886
PPG Industries, Inc.	A3	5.75%	03/15/13	3,500	3,558,657
Union Carbide Corp.	Ba2	7.50%	06/01/25	500	489,197

					9,133,585

Collateralized Mortgage Obligations — 0.6%
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1	Aaa	6.00%	01/25/36	3,654	3,470,371
Bank of America Mortgage Securities, Inc., Series 2005-A, Class 2A1(g)	Aaa	4.452%	02/25/35	1,191	1,131,393
Bank of America Mortgage Securities, Inc., Series 2005-B, Class 2A1(g)	Aaa	4.378%	03/25/35	1,137	1,107,631
Chase Mortgage Finance Corp., Series 2007-A1, Class 1A5(g)	Aaa	4.353%	02/25/37	3,633	3,585,726
Countrywide Alternative Loan Trust, Pass-Thru Certificates, Series 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	1,677	1,533,012
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-A1, Class 4A1(g)	Aaa	4.069%	07/25/35	2,454	2,399,605
Master Alternative Loans Trust, Pass-Thru Certificates, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19	455	404,764
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A3(g)	Aaa	4.17%	02/25/34	1,077	1,010,936
Washington Mutual Alternative Loan Trust, Mortgage Pass-Thru Certificates, Series 2005-1, Class 3A	AAA(d)	5.00%	03/25/20	985	948,400

					15,591,838

Commercial Mortgage Backed Securities — 4.8%
Banc of America Commercial Mortgage, Inc., Series 2003-2, Class A3(g)	AAA(d)	4.873%	03/11/41	3,350	3,272,222
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,561,102
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(d)	5.1227%	11/10/42	1,045	1,026,763
Banc of America Commercial Mortgage, Inc., Series 2006-2 A4(g)	AAA(d)	5.929%	05/10/45	4,400	4,296,453
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2(g)	Aaa	5.838%	06/10/49	5,730	5,655,072
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6(g)	AAA(d)	4.75%	02/13/46	3,500	3,305,211
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB(g)	Aaa	4.823%	02/13/42	2,250	2,152,921
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class AAB(g)	Aaa	5.286%	10/12/42	3,000	2,923,066
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, 144A(g)	A-(d)	5.44%	09/15/30	890	793,262
Commercial Mortgage Load Trust, Series 2008-LS1, Class A2(g)	Aaa	6.221%	12/10/49	2,100	2,095,600
Commercial Mortgage Pass-Thru Certificate, Series 2004-LB2A, Class X2, I/O, 144A(g)	AAA(d)	0.873%	03/10/39	13,994	243,984
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,500	1,449,669
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4(g)	AAA(d)	5.552%	02/15/39	4,330	4,170,170
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3	Aaa	5.311%	12/15/39	2,205	2,070,769
CW Capital Cobalt Ltd., Series 2007-C3, Class A3(g)	AAA(d)	5.82%	05/15/46	2,100	2,005,419
DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A1B	AAA(d)	7.62%	06/10/33	3,086	3,206,875
GE Commercial Mortgage Corp., Series 2004-C2, Class X2, I/O, 144A(g)	Aaa	0.554%	03/10/40	26,227	342,922
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(d)	4.697%	05/10/43	2,610	2,445,992
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111%	07/05/35	5,000	4,673,299
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5(g)	Aaa	5.224%	04/10/37	10,330	9,920,067

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Commercial Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2000-C10, Class A2(g)	Aaa	7.371%	08/15/32	$5,910	$6,087,806
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class ASB(g)	Aaa	4.853%	03/15/46	4,000	3,881,200
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	6,380	6,113,498
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4(g)	Aaa	5.3445%	12/15/44	3,630	3,496,399
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,000	1,935,887
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class X2, I/O(g)	Aaa	0.069%	04/15/43	148,786	635,761
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class ASB	Aaa	5.37%	05/15/45	2,000	1,920,486
KeyCorp., Series 2000-C1, Class A2(g)	Aaa	7.727%	05/17/32	9,825	10,155,721
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	2,720	2,663,968
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A5(g)	AAA(d)	4.826%	08/15/29	5,000	4,851,969
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	651,452
LB-UBS Commercial Mortgage Trust, Series 2006-C6, AAB	Aaa	5.341%	09/15/39	2,380	2,284,777
Merrill Lynch Mortgage Trust, Series 2004-Key 2, Class A3	Aaa	4.615%	08/12/39	1,900	1,833,597
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4(g)	Aaa	6.104%	06/12/46	2,210	2,177,275
Morgan Stanley Capital I, Series 2006-IQ11, Class A4(g)	AAA(d)	5.772%	10/15/42	2,600	2,538,470
Morgan Stanley Capital I, Series 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,400	4,171,020
Morgan Stanley Capital I, Series 2007-T27, Class AAB(g)	AAA(d)	5.803%	06/11/42	1,040	1,004,940
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	1,700	1,671,234

					117,686,298

Consumer — 0.2%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.75%	03/01/18	1,400	1,393,734
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa2	6.25%	04/15/18	1,600	1,588,010
Whirlpool Corp.	Baa2	6.125%	06/15/11	1,045	1,072,393

					4,054,137

Electric — 1.1%
Appalachian Power Co.	Baa2	4.40%	06/01/10	790	785,402
Arizona Public Services Co.	Baa2	6.25%	08/01/16	170	161,940
Arizona Public Services Co.	Baa2	6.375%	10/15/11	1,250	1,258,615
Baltimore Gas & Electric Co.	Baa2	6.35%	10/01/36	530	482,758
Carolina Power & Light Co.	A2	5.25%	12/15/15	660	662,078
CenterPoint Energy Houston Electric LLC	Baa2	5.70%	03/15/13	1,070	1,074,880
CenterPoint Energy Houston Electric LLC	Baa2	6.95%	03/15/33	300	300,556
Consolidated Edison, Inc.	A1	5.375%	12/15/15	820	814,864
Consolidated Edison, Inc.	A1	6.75%	04/01/38	130	134,534
Consumers Energy Co., First Mortgage Bonds, Series D	Baa1	5.375%	04/15/13	435	434,762
Dominion Resources, Inc.	Baa2	5.125%	12/15/09	1,255	1,269,022
Duke Energy Carolinas LLC	A3	6.10%	06/01/37	920	874,176
Duke Energy Carolinas LLC	A2	6.05%	04/15/38	530	523,954
E.ON International Finance BV, 144A	A2	6.65%	04/30/38	930	925,939
El Paso Electric Co.	Baa2	6.00%	05/15/35	845	712,630
Empresa Nacional de Electricidad S.A. (Chile)	Baa3	8.50%	04/01/09	1,350	1,386,977
Empresa Nacional de Electricidad S.A. (Chile)	Baa3	8.625%	08/01/15	1,160	1,318,676
Energy East Corp.	Baa2	6.75%	09/15/33	140	132,966
Exelon Corp.	Baa1	4.90%	06/15/15	195	179,426
Florida Power & Light Co.	Aa3	5.95%	10/01/33	380	374,927
Georgia Power Co., Series B	A2	5.70%	06/01/17	470	479,911
Indiana Michigan Power Co.	Baa2	5.05%	11/15/14	575	542,683
MidAmerican Energy Holdings Co., 144A	Baa1	5.75%	04/01/18	210	208,005

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Electric (continued)
MidAmerican Energy Holdings Co.	Baa1	5.95%	05/15/37	$325	$304,896
Nevada Power Co.	Baa3	6.50%	05/15/18	1,210	1,233,873
NiSource Finance Corp.	Baa3	5.45%	09/15/20	500	436,271
NRG Energy, Bank Loan(j)	Ba1	2.701%	02/01/13	439	417,605
NRG Energy, Bank Loan(j)	Ba1	4.301%	02/01/13	897	852,538
NSTAR Electric Co.	A1	4.875%	04/15/14	730	722,599
Oncor Electric Delivery Co.	Ba1	6.375%	01/15/15	465	458,828
Oncor Electric Delivery Co.	Ba1	7.00%	09/01/22	545	531,438
Pacific Gas & Electric Co.	A3	6.05%	03/01/34	1,610	1,552,415
PPL Electric Utilities Corp.	A3	6.25%	08/15/09	1,900	1,941,532
Public Service Co. of New Mexico	Baa3	7.95%	05/15/18	135	138,898
Public Service Electric & Gas Co., M.T.N.	A3	5.80%	05/01/37	515	495,249
Southern California Edison Co.	A2	4.65%	04/01/15	610	591,477
Texas Competitive Electric Holdings Co. LLC, Bank Loan(j)	Ba3	6.235%	10/10/14	995	920,098
Xcel Energy, Inc.	Baa1	3.40%	07/01/08	785	784,983
Xcel Energy, Inc.	Baa1	5.613%	04/01/17	263	256,160
Xcel Energy, Inc.	Baa1	6.50%	07/01/36	445	445,969

					27,124,510

Energy – Integrated — 0.2%
Lukoil International Finance BV (Netherlands), 144A	Baa2	6.356%	06/07/17	530	498,863
Phillips Petroleum Co.	A1	8.75%	05/25/10	1,900	2,067,675
TNK-BP Finance SA (Luxembourg), 144A	Baa2	7.50%	07/18/16	1,365	1,291,563

					3,858,101

Energy – Other — 0.2%
Devon Energy Corp.	Baa1	7.875%	09/30/31	280	330,707
Halliburton Co.	A2	5.50%	10/15/10	200	207,194
Nexen, Inc. (Canada)	Baa2	6.40%	05/15/37	195	184,633
Pioneer Natural Resources Co.	Ba1	6.875%	05/01/18	1,450	1,360,970
Valero Energy Corp.	Baa3	6.125%	06/15/17	820	791,943
Valero Energy Corp.	Baa3	6.625%	06/15/37	250	229,212
Weatherford International, Inc.	Baa1	6.35%	06/15/17	895	906,528
Weatherford International, Inc. (Bermuda)	Baa1	6.50%	08/01/36	25	24,462
Woodside Finance Ltd. (Australia), 144A	Baa1	5.00%	11/15/13	1,660	1,594,720
XTO Energy, Inc.	Baa2	6.25%	08/01/17	565	570,807

					6,201,176

Foods — 0.8%
Aramark Corp. Bank Loan(j)	Ba3	4.731%	01/26/14	105	99,325
Aramark Corp. Bank Loan(j)	Ba3	4.776%	01/26/14	1,658	1,563,439
Bunge Ltd. Finance Corp.	Baa2	5.35%	04/15/14	1,000	934,409
Cadbury Schweppes American Finance, Inc., 144A	Baa2	3.875%	10/01/08	1,050	1,048,925
Cargill, Inc., 144A	A2	6.00%	11/27/17	650	646,272
ConAgra Foods, Inc.	Baa2	7.875%	09/15/10	585	618,394
Delhaize Group (Belgium)(b)	Baa3	6.50%	06/15/17	460	464,011
Dr. Pepper Snapple Group, Inc., 144A	Baa3	6.82%	05/01/18	530	532,187
General Mills, Inc.(b)	Baa1	6.00%	02/15/12	2,100	2,159,369
HJ Heinz Co., 144A	Baa2	6.428%	12/01/08	1,620	1,634,143
Kellogg Co.	A3	6.60%	04/01/11	1,285	1,351,946
Kraft Foods, Inc.	Baa2	5.625%	11/01/11	965	973,636
Kraft Foods, Inc.	Baa2	6.125%	02/01/18	940	913,756
Kroger Co. (The)	Baa2	6.75%	04/15/12	215	226,414
Kroger Co. (The)	Baa2	6.80%	04/01/11	575	599,599
McDonald’s Corp.	A3	5.80%	10/15/17	690	704,323
McDonald’s Corp., Sr. Unsec’d. Notes(b)	A3	4.30%	03/01/13	500	494,845
McDonald’s Corp., Sr. Unsec’d. Notes, M.T.N.	A3	6.30%	03/01/38	1,140	1,129,295
PepisCo, Inc.	Aa2	5.00%	06/01/18	350	341,481
Tricon Global Restaurants, Inc.	Baa2	8.875%	04/15/11	235	254,011

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Foods (continued)
Tyson Foods, Inc.	Ba1	6.85%	04/01/16	$785	$713,363
Whitman Corp.	Baa1	6.375%	05/01/09	1,645	1,684,651

					19,087,794

Foreign Government Bonds — 0.3%
DP World Ltd., 144A	A1	6.85%	07/02/37	1,610	1,381,496
Gaz Capital for Gazprom (Luxembourg), 144A	A3	7.288%	08/16/37	1,200	1,102,800
Pemex Project Funding Master Trust	Baa1	8.625%	12/01/23	350	434,000
Petrobras International Finance Co. (PIFCO) (Cayman Islands)	Baa1	8.375%	12/10/18	1,140	1,299,600
Petrobras International Finance Co., (Cayman Islands), Gtd. Notes	Baa1	5.875%	03/01/18	200	192,389
RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg), 144A	A3	6.299%	05/15/17	2,100	1,937,565

					6,347,850

Gaming
Harrah’s Operating Co., Inc.(b)	Caa2	5.50%	07/01/10	970	866,938

Healthcare & Pharmaceutical — 0.8%
Abbott Laboratories	A1	5.875%	05/15/16	1,100	1,131,744
AmerisourceBergen Corp., Series WI	Ba1	5.625%	09/15/12	915	909,488
AstraZeneca PLC (United Kingdom)	A1	6.45%	09/15/37	480	488,663
Bristol-Myers Squibb Co.	A2	5.875%	11/15/36	265	247,205
Community Health Systems, Bank Loans(j)	Ba3	4.859%	07/25/14	1,588	1,494,689
Community Health Systems, Bank Loans(j)	Ba3	4.96%	07/25/14	81	76,443
Covidien International Finance SA (Luxembourg)	Baa1	6.00%	10/15/17	1,100	1,113,302
DaVita, Inc., Bank Loan(j)	Ba1	4.084%	10/05/12	1,200	1,151,250
Genentech, Inc.	A1	4.75%	07/15/15	270	267,673
GlaxoSmithKline Capital, Inc.	A1	5.65%	05/15/18	780	777,022
GlaxoSmithKline Capital, Inc.	A1	6.375%	05/15/38	840	833,811
HCA, Inc.	B2	9.25%	11/15/16	1,925	1,982,750
HCA, Inc., Bank Loan(j)	Ba3	5.0506%	11/17/13	1,970	1,847,450
Health Management Association, Inc., Term B, Bank Loan(j)	Ba3	4.5506%	02/28/14	1,141	1,059,029
Laboratory Corp. of America Holdings	Baa3	5.625%	12/15/15	560	528,948
Merck & Co., Inc.	Aa3	5.75%	11/15/36	65	62,112
Merck & Co., Inc.	Aa3	5.95%	12/01/28	205	200,931
Schering-Plough Corp.	Baa1	5.55%	12/01/13	695	699,604
Schering-Plough Corp.	Baa1	6.00%	09/15/17	842	831,509
Schering-Plough Corp.	Baa1	6.55%	09/15/37	330	322,285
Teva Pharmaceutical Finance LLC (Israel)	Baa2	6.15%	02/01/36	115	110,102
Wyeth	A3	5.50%	03/15/13	915	933,879
Wyeth	A3	5.50%	02/01/14	210	211,698
Wyeth	A3	5.95%	04/01/37	1,645	1,587,815
Wyeth	A3	6.45%	02/01/24	60	61,748

					18,931,150

Healthcare Insurance — 0.3%
Aetna, Inc.	A3	5.75%	06/15/11	430	444,757
Aetna, Inc.	A3	6.625%	06/15/36	480	460,925
Cigna Corp.	Baa2	6.15%	11/15/36	640	563,758
Coventry Health Care, Inc.	Ba1	6.125%	01/15/15	2,200	2,025,893
UnitedHealth Group, Inc.	Baa1	5.25%	03/15/11	1,470	1,463,192
UnitedHealth Group, Inc.	Baa1	6.00%	06/15/17	115	111,974
UnitedHealth Group, Inc.	Baa1	6.50%	06/15/37	400	364,760
UnitedHealth Group, Inc.	Baa1	6.625%	11/15/37	410	377,582
UnitedHealth Group, Inc.(b)	Baa1	6.875%	02/15/38	430	406,915
WellPoint, Inc.	Baa1	5.00%	12/15/14	1,085	1,018,108
WellPoint, Inc.	Baa1	5.25%	01/15/16	335	314,866

					7,552,730

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Insurance — 0.4%
American International Group, Inc.(c)	Aa3	4.25%	05/15/13	$1,355	$1,244,230
American International Group, Inc.	Aa3	5.05%	10/01/15	125	113,260
American International Group, Inc., M.T.N.	Aa3	5.85%	01/16/18	1,620	1,517,701
American International Group, Inc.	A1	6.25%	03/15/37	260	203,519
American International Group, Inc., 144A(b)(g)	A1	8.175%	05/15/58	860	809,354
AXA SA (France)(c)	A3	8.60%	12/15/30	230	247,724
Berkshire Hathaway, Inc.	Aaa	4.75%	05/15/12	425	430,825
Liberty Mutual Group, 144A	Baa2	7.00%	03/15/34	910	791,823
Lincoln National Corp.	A3	6.30%	10/09/37	476	447,026
Marsh & McLennan Cos., Inc.	Baa2	5.15%	09/15/10	335	332,754
MetLife, Inc.	A2	5.70%	06/15/35	1,185	1,044,875
MetLife, Inc.	A2	6.125%	12/01/11	435	452,934
MetLife, Inc.	A2	6.375%	06/15/34	85	81,531
St. Paul Travelers Cos., Inc.	A2	6.75%	06/20/36	740	745,607
W.R. Berkley Corp.	Baa2	5.60%	05/15/15	705	676,381
W.R. Berkley Corp.	Baa2	6.15%	08/15/19	575	546,123
XL Capital Ltd. (Cayman Islands)	Baa1	5.25%	09/15/14	110	99,781

					9,785,448

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	Baa3	6.25%	02/15/13	1,585	1,530,424
Starwood Hotels & Resorts Worldwide, Inc.(b)	Baa3	6.75%	05/15/18	2,700	2,546,275

					4,076,699

Media & Entertainment — 0.3%
Chancellor Media Corp.	Baa3	8.00%	11/01/08	745	756,071
Idearc, Inc. Bank Loan(j)	ba2	4.787%	11/17/14	1,478	1,177,896
News America Holdings, Inc.	Baa1	7.625%	11/30/28	1,360	1,445,509
Time Warner, Inc.	Baa2	6.75%	04/15/11	725	741,153
Time Warner, Inc.	Baa2	7.25%	10/15/17	745	758,563
Time Warner, Inc.	Baa2	9.15%	02/01/23	625	717,055
Viacom, Inc.	Baa3	6.875%	04/30/36	865	812,310

					6,408,557

Metals — 0.1%
Alcan, Inc. (Canada)	A3	4.50%	05/15/13	255	244,330
Alcan, Inc. (Canada)	A3	5.00%	06/01/15	755	723,233
Alcoa, Inc.	Baa1	5.90%	02/01/27	70	62,126
Rio Tinto Finance USA Ltd.	A3	5.875%	07/15/13	500	502,772
Southern Copper Corp.	Baa2	7.50%	07/27/35	120	117,503
United States Steel Corp.	Baa3	5.65%	06/01/13	540	525,778

					2,175,742

Multiline Retail — 0.2%
Nordstrom, Inc.	Baa1	6.25%	01/15/18	4,500	4,380,363

Non Captive Finance — 0.5%
Capital One Bank(g)	A3	6.50%	06/13/13	10	9,792
Capital One Financial Corp., M.T.N.	A3	5.70%	09/15/11	570	542,153
CIT Group, Inc.	Baa1	4.25%	02/01/10	195	165,004
Countrywide Financial Corp., M.T.N.	Baa3	5.80%	06/07/12	1,160	1,097,135
General Electric Capital Corp., M.T.N.	Aaa	5.55%	05/04/20	1,875	1,798,549
General Electric Capital Corp., Sr. Unsec’d. Notes(b)	Aaa	5.875%	01/14/38	970	879,080
GMAC LLC(b)(g)	B3	3.9256%	05/15/09	640	601,772
Household Finance Corp.	Aa3	4.75%	05/15/09	370	370,372
HSBC Finance Corp.	Aa3	5.70%	06/01/11	585	589,689
International Lease Finance Corp.	A1	3.50%	04/01/09	750	730,733
International Lease Finance Corp.	A1	6.375%	03/25/13	1,750	1,597,342
Residential Capital LLC, 144A(b)	Caa3	9.625%	05/15/15	792	384,120
SLM Corp.	Baa2	8.45%	06/15/18	4,725	4,532,863

					13,298,604

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Paper — 0.1%
Domtar Corp., Bank Loan(j)	Ba1	3.857%	03/05/14	$958	$922,983
Plum Creek Timberlands LP	Baa3	5.875%	11/15/15	515	469,480

					1,392,463

Pipelines & Other — 0.4%
Atmos Energy Corp.	Baa3	4.00%	10/15/09	1,815	1,795,476
Duke Energy Field Services Corp.	Baa2	7.875%	08/16/10	1,830	1,920,515
Enterprise GP Holdings LP, Bank Loan(j)	Ba2	4.853%	11/08/14	1,000	984,375
Enterprise Products Operating LP	Baa3	4.625%	10/15/09	710	707,459
Enterprise Products Operating LP	Baa3	6.875%	03/01/33	140	137,457
ONEOK, Partners LP	Baa2	6.65%	10/01/36	405	386,017
Sempra Energy	Baa1	6.00%	02/01/13	80	82,128
Spectra Energy Capital LLC(b)	Baa1	6.20%	04/15/18	3,310	3,220,446
Spectra Energy Capital LLC	Baa1	6.25%	02/15/13	205	208,627

					9,442,500

Railroads — 0.2%
Burlington Northern Santa Fe Corp.	Baa1	6.70%	08/01/28	735	738,177
CSX Corp.	Baa3	6.15%	05/01/37	690	578,472
CSX Corp.	Baa3	6.25%	03/15/18	375	360,992
Norfolk Southern Corp.	Baa1	5.59%	05/17/25	630	569,494
Norfolk Southern Corp.	Baa1	7.80%	05/15/27	24	26,939
Union Pacific Corp.	Baa2	3.625%	06/01/10	1,395	1,369,421
Union Pacific Corp.	Baa2	6.65%	01/15/11	760	793,243

					4,436,738

Real Estate Investments Trusts — 0.3%
Brandywine Operating Partnership LP	Baa3	5.75%	04/01/12	1,405	1,321,381
Mack-Cali Realty Corp.	Baa2	7.25%	03/15/09	1,595	1,612,693
Post Apartment Homes LP	Baa3	5.45%	06/01/12	545	510,287
Post Apartment Homes LP	Baa3	6.30%	06/01/13	650	621,666
Simon Property Group LP	A3	5.75%	05/01/12	1,625	1,624,961
Simon Property Group LP	A3	6.125%	05/30/18	2,700	2,626,550

					8,317,538

Retailers — 0.2%
CVS Caremark Corp.	Baa2	5.75%	08/15/11	1,240	1,270,515
CVS Caremark Corp.	Baa2	5.75%	06/01/17	1,580	1,554,011
Federated Retail Holdings, Inc.	Baa3	5.35%	03/15/12	815	757,305
Federated Retail Holdings, Inc.	Baa3	5.90%	12/01/16	100	86,869
Home Depot, Inc.	Baa1	5.875%	12/16/36	315	257,332
May Department Stores Co.	Baa3	6.65%	07/15/24	60	48,584
Target Corp.(b)	A2	7.00%	01/15/38	1,475	1,512,309
Wal-Mart Stores, Inc.	Aa2	5.25%	09/01/35	235	204,171

					5,691,096

Sovereign — 0.1%
United Mexican States (Mexico)	Baa1	7.50%	01/14/12	1,630	1,771,810

Structured Notes — 0.1%
CDX North America High Yield, Series 10-T, 144A	B3	8.875%	06/29/13	2,200	2,032,250

Technology — 0.5%
Computer Sciences Corp., Sr. Unsec’d. Notes, 144A(b)	Baa1	6.50%	03/15/18	1,700	1,708,233
Dell, Inc., 144A	A2	4.70%	04/15/13	1,565	1,523,094
Electronic Data Systems Corp.	Baa3	7.45%	10/15/29	120	131,849
First Data Corp., Bank Loans(j)	Ba3	5.261%	09/24/14	1,092	1,000,725
First Data Corp., Bank Loans(j)	Ba3	5.552%	09/24/14	1,489	1,366,549
Fiserv, Inc.	Baa2	6.125%	11/20/12	960	964,851
Flextronics International Ltd. (Singapore), Bank Loan(j)	Ba1	4.9475%	10/01/14	771	701,895
Flextronics International Ltd. (Singapore), Bank Loan(j)	Ba1	4.9631%	10/01/14	222	201,694

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Technology (continued)
Intuit, Inc.	Baa2	5.40%	03/15/12	$575	$569,719
Jabil Circuit, Inc.	Ba1	5.875%	07/15/10	1,800	1,757,250
Metavante Corp., Bank Loan(j)	Ba2	4.623%	11/01/14	998	955,106
Motorola, Inc.	Baa2	8.00%	11/01/11	128	130,713
Oracle Corp.	A2	6.50%	04/15/38	620	621,536

					11,633,214

Telecommunications — 1.2%
America Movil SA de CV (Mexico)	A3	6.375%	03/01/35	630	598,433
AT&T Corp.(b)	A2	5.60%	05/15/18	980	956,167
AT&T Corp.(c)	A2	8.00%	11/15/31	1,400	1,607,204
AT&T Wireless Services, Inc.	A2	8.125%	05/01/12	800	876,238
AT&T Wireless Services, Inc.	A2	8.75%	03/01/31	1,235	1,465,425
BellSouth Corp.	A2	4.20%	09/15/09	1,365	1,367,782
British Telecommunications PLC (United Kingdom)	Baa1	9.125%	12/15/30	1,415	1,700,950
Cingular Wireless LLC	A2	7.125%	12/15/31	535	543,674
Deutsche Telekom International Finance BV (Netherlands)(c)	Baa1	8.75%	06/15/30	345	395,845
Embarq Corp.	Baa3	7.082%	06/01/16	350	332,414
Embarq Corp.	Baa3	7.995%	06/01/36	1,645	1,556,140
France Telecom SA (France)	A3	8.50%	03/01/31	360	435,758
PCCW HKT Capital Ltd., 144A	Baa2	8.00%	11/15/11	2,275	2,427,559
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.00%	08/03/09	2,000	1,995,000
Qwest Corp.	Ba1	8.875%	03/15/12	2,000	2,040,000
Royal KPN NV (Netherlands)	Baa2	8.00%	10/01/10	645	682,435
SBC Communications, Inc.	A2	4.125%	09/15/09	1,335	1,336,561
SBC Communications, Inc.	A2	5.30%	11/15/10	1,180	1,206,754
Telecom Italia Capital SA(b)	Baa2	6.999%	06/04/18	1,000	1,008,518
Telecom Italia Finance (Luxembourg)	Baa2	5.25%	11/15/13	170	160,590
Telefonica Emisiones SAU (Spain)	Baa1	7.045%	06/20/36	210	215,513
TELUS Corp. (Cananda)	Baa1	8.00%	06/01/11	1,500	1,610,499
US Cellular Corp.	Baa3	6.70%	12/15/33	600	537,526
Verizon Communications, Inc.(b)	A3	6.10%	04/15/18	3,500	3,474,716
Verizon Communications, Inc.	A3	6.25%	04/01/37	105	96,710
Vodafone Group PLC (United Kingdom)	Baa1	7.75%	02/15/10	950	992,719

					29,621,130

Tobacco — 0.1%
Philip Morris International, Inc.	A2	4.875%	05/16/13	830	815,331
Reynolds American, Inc.	Baa3	6.75%	06/15/17	910	905,259
Reynolds American, Inc.	Baa3	7.25%	06/15/37	410	403,495

					2,124,085

Mortgage Backed Securities — 15.4%
Federal Home Loan Mortgage Corp.		4.50%	02/01/19-07/01/20	6,939	6,762,623
Federal Home Loan Mortgage Corp.		5.00%	07/01/18-05/01/34	12,542	12,362,673
Federal Home Loan Mortgage Corp.(g)		5.214%	12/01/35	3,168	3,203,314
Federal Home Loan Mortgage Corp.(g)		5.532%	06/01/36	3,267	3,325,417
Federal Home Loan Mortgage Corp.		5.50%	12/01/33-07/01/34	10,118	10,012,298
Federal Home Loan Mortgage Corp.		5.50%	TBA 30 YR	29,500	29,057,500
Federal Home Loan Mortgage Corp.		6.00%	03/01/32-12/01/33	3,119	3,176,978
Federal Home Loan Mortgage Corp.		6.00%	TBA 30 YR	21,000	21,144,375
Federal Home Loan Mortgage Corp.		6.50%	12/01/14-09/01/16	490	509,508
Federal Home Loan Mortgage Corp.		7.00%	05/01/31-09/01/33	5,097	5,383,537
Federal National Mortgage Association		4.00%	06/01/19	2,427	2,299,686
Federal National Mortgage Association(g)		4.143%	07/01/33	1,020	1,020,543
Federal National Mortgage Association(g)		4.352%	11/01/35	3,726	3,725,963
Federal National Mortgage Association		4.50%	11/01/18-01/01/35	15,933	15,321,918
Federal National Mortgage Association		5.00%	10/01/18-05/01/36	15,138	14,678,036

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Mortgage Backed Securities (continued)
Federal National Mortgage Association	5.00%	TBA 15 YR	$12,500	$12,332,025
Federal National Mortgage Association	5.00%	TBA 30 YR	50,000	47,921,900
Federal National Mortgage Association	5.50%	03/01/16-04/01/37	56,270	55,823,494
Federal National Mortgage Association	5.50%	TBA 30 YR	37,100	36,566,688
Federal National Mortgage Association(g)	5.906%	06/01/37	6,680	6,807,008
Federal National Mortgage Association(g)	5.970%	07/01/37	4,969	5,059,837
Federal National Mortgage Association	6.00%	04/01/13-03/01/35	25,798	26,213,442
Federal National Mortgage Association	6.00%	TBA 30 YR	5,500	5,532,659
Federal National Mortgage Association	6.50%	07/01/17-01/01/37	11,560	11,948,092
Federal National Mortgage Association	7.00%	08/01/11-07/01/32	1,095	1,161,218
Federal National Mortgage Association	7.50%	05/01/12-05/01/32	828	878,686
Government National Mortgage Association	5.50%	08/15/33-04/15/36	14,697	14,669,222
Government National Mortgage Association	6.00%	11/15/23-07/15/37	5,744	5,843,318
Government National Mortgage Association	6.00%	TBA 30 YR	6,500	6,577,188
Government National Mortgage Association	6.50%	10/15/23-09/15/36	6,393	6,636,310
Government National Mortgage Association	7.00%	09/15/31	152	161,650
Government National Mortgage Association	8.00%	01/15/24-04/15/25	173	189,472

				376,306,578

U.S. Government Agency Obligations — 2.3%
Federal Farm Credit Bank	4.75%	05/07/10	280	288,017
Federal Farm Credit Bank	4.875%	01/17/17	845	857,487
Federal Home Loan Bank	3.50%	07/16/10	980	984,533
Federal Home Loan Bank	4.375%	10/03/08	7,925	7,956,684
Federal Home Loan Bank	4.75%	04/24/09	3,655	3,710,461
Federal Home Loan Bank	5.00%	10/16/09	10,270	10,332,267
Federal Home Loan Bank	5.625%	06/11/21	2,320	2,417,120
Federal Home Loan Mortgage Corp.	3.875%	06/29/11	665	670,162
Federal Home Loan Mortgage Corp.	4.875%	06/13/18	405	409,044
Federal Home Loan Mortgage Corp.	5.25%	07/18/11	3,100	3,244,900
Federal National Mortgage Association	3.00%	07/12/10	1,690	1,682,363
Federal National Mortgage Association	3.375%	05/19/11	340	338,323
Federal National Mortgage Association	3.875%	07/12/13	20,545	20,268,546
Federal National Mortgage Association	5.00%	03/15/16	444	453,200
Federal National Mortgage Association	6.125%	03/15/12	1,220	1,311,467
Tennessee Valley Authority, Notes	4.50%	04/01/18	1,390	1,357,966
Tennessee Valley Authority, Series B	5.88%	04/01/36	85	91,557

				56,374,097

U.S. Treasury Securities — 2.6%
United States Treasury Bonds(b)	5.00%	05/15/37	1,235	1,327,240
United States Treasury Bonds	6.00%	02/15/26	740	866,667
United States Treasury Bonds	6.25%	08/15/23	2,500	2,974,415
United States Treasury Bonds	7.875%	02/15/21	1,900	2,533,234
United States Treasury Bonds(c)	8.125%	05/15/21-08/15/21	2,395	3,264,253
United States Treasury Bonds	8.875%	08/15/17	3,350	4,561,758
United States Treasury Inflation Index	0.88%	04/15/10	1,332	1,355,133
United States Treasury Inflation Index(b)	1.625%	01/15/15-01/15/18	1,260	1,295,031
United States Treasury Inflation Index(b)	1.875%	07/15/13-07/15/15	1,760	1,853,621
United States Treasury Inflation Index(b)	2.00%	04/15/12-01/15/26	4,039	4,226,950
United States Treasury Inflation Index	2.375%	04/15/11-01/15/27	4,372	4,616,943
United States Treasury Inflation Index(b)	2.50%	07/15/16	766	836,684
United States Treasury Inflation Index	2.625%	07/15/17	337	372,003
United States Treasury Inflation Index(b)	3.00%	07/15/12	1,033	1,134,758
United States Treasury Inflation Index	3.375%	01/15/12-04/15/32	477	553,666
United States Treasury Inflation Index	3.50%	01/15/11	543	591,087
United States Treasury Inflation Index	3.625%	04/15/28	710	886,555
United States Treasury Inflation Index	3.875%	04/15/29	836	1,086,551

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

U.S. Treasury Securities (continued)
United States Treasury Inflation Index	4.25%	01/15/10	$555	$595,577
United States Treasury Notes	3.375%	06/30/13	480	480,863
United States Treasury Notes(b)	3.875%	05/15/18	1,625	1,611,417
United States Treasury Notes	4.00%	09/30/09	405	413,195
United States Treasury Notes(b)	4.875%	08/15/16	2,070	2,219,266
United States Treasury Notes	7.50%	11/15/16	3,110	3,884,828
United States Treasury Strips(b)(f)	4.997%	05/15/20	17,395	10,102,319
United States Treasury Strips(f)	5.067%	02/15/19	2,345	1,464,715
United States Treasury Strips(f)	4.166%	02/15/20	10,100	5,946,677
United States Treasury Strips(f)	5.144%	11/15/21	6,400	3,438,637

				64,494,043

TOTAL LONG-TERM BONDS (cost $964,831,880)				947,774,735

TOTAL LONG-TERM INVESTMENTS (cost $1,929,098,438)				2,175,966,219

SHORT-TERM INVESTMENTS — 27.1%
U.S. Treasury Security — 0.3%
United State Treasury Bill(k) (cost $6,771,350)	1.92%	09/18/08	6,800	6,773,242

	Shares
Affiliated Mutual Funds — 26.8%
Dryden Core Investment Fund — Dryden Short Term Bond Series (cost $151,610,363) (Note 4)(i)	15,224,365	135,801,339
Dryden Core Investment Fund — Taxable Money Market Series (cost $519,612,544; includes $256,056,600 of cash collateral received for securities on loan) (Note 4)(h)(i)	519,612,544	519,612,544

TOTAL AFFILIATED MUTUAL FUNDS (cost $671,222,907)		655,413,883

TOTAL SHORT-TERM INVESTMENTS (cost $677,994,257)		662,187,125

TOTAL INVESTMENTS(l) — 116.3% (cost $2,607,092,695)		2,838,153,344
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (16.3)%		(397,396,996)

TOTAL NET ASSETS — 100.0%		$2,440,756,348

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
TBA	To Be Announced

†	The ratings reflected are as of June 30, 2008. Ratings of certain bonds may have changed subsequent to that date.

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $241,813,032; cash collateral of $256,056,600 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(f)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(g)	Indicates a variable rate security.

(h)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series and Dryden Core Investment Fund—Short-Term Bond Series.

(j)	Indicates a security that has been deemed illiquid.

(k)	Rate quoted represents yield-to-maturity as of purchase date.

(l)	As of June 30, 2008, 150 securities representing $63,251,828 and 2.6% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $63,251,828 were valued using Other Significant Observable Inputs (Level 2, as defined below).

(m)	Liabilities in excess of other assets include unrealized appreciation (depreciation) on financial futures, interest rate swaps and credit default swaps as follows:

Open futures contracts outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Long Positions:
265	S&P 500 Index	Sep. 2008	$89,566,619	$84,872,875	$(4,693,744)
273	U.S. Treasury 2 Yr. Notes	Sep. 2008	57,388,583	57,658,453	269,870
583	U.S. Treasury 5 Yr. Notes	Sep. 2008	64,133,080	64,453,383	320,303
154	U.S. Treasury 10 Yr. Notes	Sep. 2008	17,411,131	17,543,969	132,838
158	U.S. Treasury 30 Yr. Bond	Sep. 2008	17,937,244	18,263,813	326,569

					$(3,644,164)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	06/11/2013	$2,960	4.367%	3 month LIBOR	$19,239
Morgan Stanley Capital Services, Inc.(b)	02/15/2025	1,695	5.083%	3 month LIBOR	(36,088)
Goldman Sachs International(a)	06/16/2013	4,610	4.467%	3 month LIBOR	48,742
Morgan Stanley Capital Services, Inc.(a)	06/13/2010	7,060	3.773%	3 month LIBOR	37,729
Morgan Stanley Capital Services, Inc.(a)	07/1/2010	3,970	3.550%	3 month LIBOR	2,586
Morgan Stanley Capital Services, Inc.(a)	07/1/2018	1,360	4.691%	3 month LIBOR	3,854
Goldman Sachs International(b)	05/15/2015	5,690	4.547%	3 month LIBOR	(13,421)
Merrill Lynch Capital Services, Inc.(a)	02/15/2025	1,695	5.082%	3 month LIBOR	35,993

					$98,634

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank(a)	06/20/2012	$3,500	0.30%	PPG Industries, Inc., 7.05%, 08/15/09	$62,424
JPMorgan Chase Bank(a)	09/20/2012	1,209	1.52%	Residential Capital LLC, 6.50%, 04/17/13	660,080
Citibank NA(a)	09/20/2012	3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	28,687
Barclays Bank PLC(a)	09/20/2012	2,800	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	62,021
Deutsche Bank AG(a)	06/20/2013	1,750	2.00%	International Lease Finance Corp., 4.15%, 01/15/10	78,647
JPMorgan Chase Bank(a)	06/20/2014	1,110	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	69,089
Merrill Lynch Capital Services(a)	09/20/2016	785	1.73%	Tyson Foods, Inc., 6.6%, 04/01/16	55,222
Credit Suisse International(a)	09/20/2017	2,750	0.99%	Gannett Co., Inc., 6.375%, 04/01/12	274,622
Morgan Stanley Capital Services, Inc.(a)	03/20/2018	1,400	0.70%	Avon Products, Inc., 7.15%, 11/15/09	(16,872)

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC(a)	03/20/2018	$1,700	1.22%	Computer Sciences Corp., 5.0%, 02/15/13	$(53,122)
Morgan Stanley Capital Services, Inc.(a)	06/20/2018	1,600	1.00%	Newell Rubbermaid, Inc., 6.35%, 07/15/28	(8,978)
Citibank NA(a)	03/25/2035	970	3.00%	Centex Home Equity, 6.215%, 03/25/35	157,611
Citibank NA(a)	01/25/2035	1,000	3.00%	Morgan Stanley ABS Capital I, 6.765%, 01/25/35	135,721
Barclays Bank PLC(a)	09/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, 7.02%, 09/25/35	840,912
Merrill Lynch Capital Services, Inc.(b)	03/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities, Inc., 7.82%, 03/25/36	(871,968)
Merrill Lynch Capital Services, Inc.(a)	03/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities Inc., 7.82%, 3/25/36	895,577
Merrill Lynch Capital Services, Inc.(a)	06/20/2018	1,800	3.05%	SLM Corp. 5.125%, 8/27/12	54,664
Goldman Sachs International(a)	09/20/2013	1,200	1.02%	Annheuser-Busch Cos., Inc. 5.525%, 10/1/10	(136)
Deutsche Bank AG(a)	03/20/2018	4,500	0.99%	Nordstrom, Inc. 6.95%, 3/15/26	68,137
Morgan Stanley Capital Services, Inc.(a)	06/20/2018	2,700	0.97%	Simon Property Group LP 5.25%, 12/1/18	58,374
Merrill Lynch Capital Services, Inc.(a)	06/20/2018	2,700	1.45%	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/18	204,846
Credit Suisse International(a)	06/20/2018	3,500	0.97%	Verizon Communications, Inc. 4.90%, 9/15/15	(24,204)
Deutsche Bank AG(a)	06/20/2018	2,800	1.15%	Spectra Energy Capital LLC 6.25%, 2/15/13	(29,807)

					$2,701,547

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,820,074,441	$(3,644,164)
Level 2—Other Significant Observable Inputs	1,018,078,903	982,248
Level 3—Significant Unobservable Inputs	—	1,817,933

Total	$2,838,153,344	$(843,983)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments
Balance as of 12/31/07	$1,609,091
Realized gain (loss)		*
Change in unrealized appreciation (depreciation)	238,156
Net purchases (sales)	—
Transfers in and/or out of Level 3	(29,314)

Balance as of 6/30/08	$1,817,933

*	The realized gain earned during the period for other financial instruments was $485,604.

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Mutual Funds (including 10.5% of collateral received for securities on loan)	26.8%
Mortgage Backed Securities	15.4
Oil, Gas & Consumable Fuels	6.2
Commercial Mortgage Backed Securities	4.8
Pharmaceuticals	3.1
U.S. Treasury Securities	2.9
U.S. Government Agency Obligations	2.3
Computers & Peripherals	2.2
Insurance	2.2
Energy Equipment & Services	1.7
Software	1.7
Diversified Financial Services	1.6
Aerospace & Defense	1.5
Chemicals	1.5
Commercial Banks	1.5
Diversified Telecommunication Services	1.5
Industrial Conglomerates	1.5
Capital Markets	1.4
Food & Staples Retailing	1.4
Media	1.4
Beverages	1.2
Communications Equipment	1.2
Electric Utilities	1.2
Semiconductors & Semiconductor Equipment	1.2
Telecommunications	1.2
Asset Backed Securities	1.1
Banking	1.1
Electric	1.1
Household Products	1.1
Healthcare Equipment & Supplies	1.0
Machinery	1.0
Healthcare Providers & Services	0.9
Metals & Mining	0.9
Real Estate Investment Trust	0.9
Tobacco	0.9
Food Products	0.8
Foods	0.8
Healthcare & Pharmaceutical	0.8
Internet Software & Services	0.8
Biotechnology	0.7
Specialty Retail	0.7
Brokerage	0.6
Collateralized Mortgage Obligations	0.6
Hotels, Restaurants & Leisure	0.6
Multi-Utilities	0.6
Multiline Retail	0.5
Non Captive Finance	0.5
Road & Rail	0.5
Technology	0.5
Air Freight & Logistics	0.4
IT Services	0.4
Pipelines & Other	0.4
Cable	0.3
Capital Goods	0.3
Commercial Services & Supplies	0.3
Consumer Finance	0.3
Electrical Equipment	0.3
Foreign Government Bonds	0.3

Healthcare Insurance	0.3%
Media & Entertainment	0.3
Wireless Telecommunication Services	0.3
Airlines	0.2
Automobiles	0.2
Construction & Engineering	0.2
Consumer	0.2
Electronic Equipment & Instruments	0.2
Energy – Integrated	0.2
Energy – Other	0.2
Household Durables	0.2
Independent Power Producers & Energy Traders	0.2
Life Sciences Tools & Services	0.2
Lodging	0.2
Railroads	0.2
Retailers	0.2
Textiles, Apparel & Luxury Goods	0.2
Thrifts & Mortgage Finance	0.2
Auto Components	0.1
Automotive	0.1
Building Materials & Construction	0.1
Construction Materials	0.1
Containers & Packaging	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Internet & Catalog Retail	0.1
Leisure Equipment & Products	0.1
Metals	0.1
Office Electronics	0.1
Paper	0.1
Paper & Forest Products	0.1
Personal Products	0.1
Real Estate Management & Development	0.1
Sovereign	0.1
Structured Notes	0.1
Trading Companies & Distributors	0.1

116.3
Liabilities in excess of other assets	(16.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $241,813,032:
Unaffiliated investments (cost $1,935,869,788)	$2,182,739,461
Affiliated investments (cost $671,222,907)	655,413,883
Cash	159,746
Foreign currency, at value (cost $242,969)	243,360
Receivable for investments sold	138,370,000
Dividends and interest receivable	9,299,973
Unrealized appreciation on swaps	3,854,777
Premium for swaps purchased	571,108
Foreign tax reclaim receivable	490,438
Receivable for Series shares sold	169,470
Due from broker-variation margin	165,294
Prepaid expenses	4,526

Total Assets	2,991,482,036

LIABILITIES
Payable for investments purchased	291,687,908
Collateral for securities on loan	256,056,600
Management fee payable	1,127,180
Unrealized depreciation on swaps	1,054,596
Payable for Series shares repurchased	512,908
Accrued expenses and other liabilities	285,840
Transfer agent fee payable	656

Total Liabilities	550,725,688

NET ASSETS	$2,440,756,348

Net assets were comprised of:
Paid-in capital	$2,219,600,071
Retained earnings	221,156,277

Net assets, June 30, 2008	$2,440,756,348

Net asset value and redemption price per share, $2,440,756,348 / 161,968,206 outstanding shares of beneficial interest	$15.07

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Interest	$22,608,033
Unaffiliated dividend income (net of foreign withholding taxes of $320,975)	15,738,411
Affiliated dividend income	7,415,978
Affiliated income from securities loaned, net	898,876

46,661,298

EXPENSES
Management fee	7,034,122
Custodian’s fees and expenses	236,000
Shareholders’ reports	154,000
Interest expense (Note 8)	33,284
Insurance expenses	26,000
Trustees’ fees	23,000
Audit fee	13,000
Legal fees and expenses	8,000
Commitment fee on syndicated credit agreement	4,000
Transfer agent’s fee and expenses (including affiliated expense of $1,900) (Note 4)	2,000
Miscellaneous	17,185

Total expenses	7,550,591

NET INVESTMENT INCOME	39,110,707

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(646,309))	(2,275,529)
Short sale transactions	(229,433)
Futures transactions	(8,863,467)
Swap agreement transactions	1,811,737
Foreign currency transactions	(73,451)

(9,630,143)

Net change in unrealized appreciation (depreciation) on:
Investments	(204,672,942)
Futures	(3,074,292)
Swaps	504,698
Foreign currencies	30,358

(207,212,178)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(216,842,321)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(177,731,614)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$39,110,707	$81,811,715
Net realized gain (loss) on investment, swap agreement and foreign currency transactions	(9,630,143)	91,118,299
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(207,212,178)	(8,785,193)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(177,731,614)	164,144,821

DISTRIBUTIONS	(81,811,715)	(80,805,076)

SERIES SHARE TRANSACTIONS:
Series shares sold [367,554 and 894,544 shares, respectively]	5,831,208	14,946,386
Series shares issued in reinvestment of distributions [5,295,257 and 4,870,710 shares, respectively]	81,811,715	80,805,076
Series shares repurchased [6,804,440 and 13,534,553 shares, respectively]	(109,195,326)	(227,819,116)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(21,552,403)	(132,067,654)

TOTAL DECREASE IN NET ASSETS	(281,095,732)	(48,727,909)
NET ASSETS:
Beginning of period	2,721,852,080	2,770,579,989

End of period	$2,440,756,348	$2,721,852,080

SEE NOTES TO FINANCIAL STATEMENTS.

A25

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 98.3% LONG-TERM BONDS — 93.4%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Airlines — 1.3%
American Airlines, Inc., Pass-Thru Certificates., Series 2001-1	Ba1	6.817%	05/23/11	$2,750	$2,392,500
Continental Airlines, Inc., Pass-Thru Certificates., Ser. 2000-1, Class A-1	Ba1	7.373%	12/15/15	1,134	941,141
Continental Airlines, Inc., Pass-Thru Certificates., Series A	Baa1	5.983%	04/19/22	1,850	1,530,875
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	7.487%	10/02/10	7,954	7,695,495
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa2	6.703%	06/15/21	3	2,763
Delta Air Lines, Inc., Pass-Thru Certificates	Baa1	6.821%	08/10/22	1,805	1,470,762
United Airlines, Inc., Pass-Thru Certificates, Series 2007-1, Class A	Baa2	6.636%	07/02/22	1,265	1,028,549

					15,062,085

Asset-Backed Securities — 3.7%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(g)	Baa1	2.971%	02/15/12	98	96,337
AmeriQuest Mortgage Securities, Inc., Series 2001-2, Class M3(g)	Baa2	5.407%	10/25/31	725	579,756
AmeriQuest Mortgage Securities, Inc., Series 2003-AR3, Class M6(g)(h)	Baa3	7.455%	10/25/33	1,600	247,000
Amortizing Residential Collateral Trust, Series 2002-BC7, Class M2(g)	BB(f)	3.833%	10/25/32	134	79,413
Argent Securities, Inc. Series 2003-W2, Class M4(g)	Baa1	7.788%	09/25/33	2,400	2,076,470
Asset Backed Funding Certificates, Series 2004-OPT1, Class M1(g)	Aa2	3.183%	08/25/33	2,592	2,321,751
Asset Backed Securities Corp. Home Equity, Series 2003-HE3, Class M1(g)	Aa1	3.716%	06/15/33	2,489	2,113,706
Bank of America Credit Card Trust, Series 2006-C5, Class C5(g)	Baa2	2.871%	01/15/16	5,750	4,836,997
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2(g)	Ba3	5.857%	03/25/33	359	138,007
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C-4	Baa2	5.00%	06/10/15	6,500	5,661,057
Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M3(g)	Aa3	3.562%	11/25/34	1,240	1,023,468
Countrywide Asset-Backed Certificates, Series 2002-BC3, Class M2(g)	Baa3	4.207%	05/25/32	1,680	895,641
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(g)	Aa3	3.143%	03/25/35	2,670	2,263,148
CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2(g)	Baa3	4.732%	08/25/32	184	100,009
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70%	07/25/34	2,100	1,846,124
FBR Securitization Trust, Series 2005-2, Class M1(g)	Aa1	2.962%	09/25/35	3,600	2,919,372
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF6, Class M2(g)	Aa2	2.922%	05/25/36	2,575	1,961,543
Ford Credit Auto Owner Trust, Series 2006-B, Class C	Baa1	5.68%	06/15/12	2,100	1,948,435
Fremont Home Loan Trust, Series 2003-B, Class M1(g)	Aa1	3.533%	12/25/33	459	388,581
IXIS Real Estate Capital Trust, Series 2006-HE1, Class A4(g)	Aaa	2.783%	03/25/36	3,200	2,484,988
Morgan Stanley ABS Capital I, Series 2002-NC6, Class M2(g)	Ba2	5.633%	11/25/32	174	56,595
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(g)	Aa2	3.283%	05/25/33	2,187	1,853,175
New Century Home Equity Loan Trust, Series 2004-4, Class M1(g)	Aa1	2.993%	02/25/35	3,680	2,845,179
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(g)(h)	Aa3	3.283%	12/25/34	2,100	1,948,593
Saxon Asset Securities Trust, Series 2002-3, Class M1(g)	Aaa	3.607%	12/25/32	1,283	1,157,829
Securitized Asset Backed Receivables LLC Trust, Series 2006-FR1, Class M1(g)	Aa2	2.882%	11/25/35	2,000	888,942
Structured Asset Securities Corp., Series 2002-HF2, Class M3(g)(h)	BBB(f)	4.482%	07/25/32	1,345	793,472

					43,525,588

Banking — 4.2%
Alfa MTN Markets Ltd. for ABH Financial Ltd., (Cypress), 144A	Ba1	8.20%	06/25/12	1,500	1,447,575
Banc of America Corp.(a)(g)	A1	8.00%	12/29/49	3,500	3,279,045
Banco ABN Amro Real S.A. (Cayman Islands)	NR	16.20%	02/22/10	4,000	2,545,069
Bank of America Corp., Sr. Unsec’d. Notes	Aa2	5.65%	05/01/18	2,135	1,993,208
Chuo Mitsui Trust & Banking Co. Ltd. (Japan), 144A(g)	A2	5.506%	12/29/49	3,050	2,632,254
Citigroup, Inc., Jr. Sub. Notes(g)	A2	8.40%	04/30/49	5,150	4,895,642
Credit Suisse (Switzerland)(a)	Aa2	6.00%	02/15/18	610	587,380
Depfa ACS Bank (Ireland), 144A	Aaa	5.125%	03/16/37	3,065	2,911,229
Dresdner Kleinwort Wasserstein for CJSC (The) (Ukraine)	Ba2	7.75%	09/23/09	1,400	1,403,220
HSBC Holdings PLC (United Kingdom)	Aa3	6.50%	09/15/37	2,255	2,055,622
HSBC Holdings PLC (United Kingdom), Sub. Notes(a)	Aa3	6.80%	06/01/38	1,970	1,855,192
HSBK Europe BV (Netherlands), 144A	Baa3	7.25%	05/03/17	2,230	1,940,100

SEE NOTES TO FINANCIAL STATEMENTS.

A26

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Banking (continued)
ICICI Bank Ltd. (India), 144A(a)(g)	Baa2	7.25%	12/31/49	$2,380	$1,992,957
ICICI Bank Ltd. (Singapore), 144A	Baa2	5.75%	11/16/10	2,500	2,471,570
JPMorgan Chase & Co., Jr. Sub. Notes	A1	7.90%	04/29/49	2,180	2,044,055
KBC Bank Funding Trust III, 144A(g)	A1	9.86%	11/29/49	5,000	5,273,840
Krung Thai Bank PCL (Thailand)(g)	Baa3	7.378%	10/29/49	1,590	1,436,416
Northern Rock PLC (United Kingdom), 144A(g)(h)	B3	6.594%	06/29/49	920	529,000
Resona Bank Ltd., 144A(g)	A2	5.85%	09/29/49	2,900	2,494,548
Sumitomo Mitsui Banking Corp. (Japan), 144A(g)	Aa3	5.625%	07/29/49	6,380	5,725,634

					49,513,556

Brokerage — 1.6%
Bear Stearns Cos., Inc. (The)	Aa2	7.25%	02/01/18	1,575	1,643,615
Goldman Sachs Group, Inc.	Aa3	6.15%	04/01/18	3,105	3,012,344
Goldman Sachs Group, Inc.	A1	6.75%	10/01/37	2,710	2,478,962
Lehman Brothers Holdings, Inc.	A2	6.50%	07/19/17	1,210	1,119,394
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	6.875%	05/02/18	2,740	2,652,608
Merrill Lynch & Co., Inc.	A2	6.11%	01/29/37	275	218,407
Merrill Lynch & Co., Inc., MTN	A1	6.875%	04/25/18	2,860	2,721,936
Merrill Lynch & Co., Inc., MTN	A1	6.05%	08/15/12	1,500	1,468,074
Morgan Stanley, MTN	Aa3	5.45%	01/09/17	4,435	4,027,995

					19,343,335

Building Materials & Construction — 0.8%
American Standard, Inc.	Baa3	7.625%	02/15/10	3,800	3,985,045
Centex Corp.	Ba2	6.50%	05/01/16	320	267,200
RPM International, Inc.	Baa3	4.45%	10/15/09	5,150	5,099,108

					9,351,353

Cable — 0.5%
AT&T Broadband	Baa2	9.455%	11/15/22	1,065	1,287,563
TCI Communications, Inc.	Baa2	7.875%	02/15/26	750	814,165
Time Warner Cable, Inc.	Baa2	5.40%	07/02/12	1,545	1,529,393
Time Warner Cable, Inc.	Baa2	5.85%	05/01/17	975	926,056
Time Warner Cable, Inc.	Baa2	7.30%	07/01/38	900	894,466

					5,451,643

Capital Goods — 0.6%
Rockwell International Co.	A2	5.20%	01/15/98	6,500	5,180,143
Waste Management, Inc.	Baa3	7.65%	03/15/11	2,100	2,212,501

					7,392,644

Chemicals — 1.4%
Huntsman International LLC	Ba1	11.625%	10/15/10	2,100	2,168,250
ICI Wilmington, Inc.	Baa2	4.375%	12/01/08	2,040	2,042,989
Lubrizol Corp.	Baa3	5.875%	12/01/08	550	554,086
Lubrizol Corp.	Baa3	4.625%	10/01/09	5,600	5,573,725
Potash Corp. of Saskatchewan (Canada)	Baa1	5.875%	12/01/36	3,180	2,965,232
Union Carbide Chemical & Plastics Co.	Ba2	7.875%	04/01/23	3,058	3,053,462

					16,357,744

Collateralized Mortgage Obligations — 0.5%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	2,075	1,896,094
Master Alternative Loan Trust, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19	455	404,764
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3(g)	Aaa	4.17%	02/25/34	3,016	2,830,622
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	AAA(f)	5.00%	03/25/20	1,511	1,454,932

					6,586,412

SEE NOTES TO FINANCIAL STATEMENTS.

A27

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Commercial Mortgage-Backed Securities — 9.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A3(a)(g)	AAA(f)	6.003%	02/10/51	$3,805	$3,634,247
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(f)	5.123%	11/10/42	5,654	5,553,855
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4(g)	AAA(f)	5.929%	05/10/45	9,400	9,178,785
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB(g)	Aaa	4.823%	02/13/42	2,475	2,368,213
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class AAB(g)	Aaa	5.286%	10/12/42	3,400	3,312,808
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A2A	Aaa	6.034%	12/10/49	3,620	3,598,969
Commercial Mortgage Load Trust, Series 2008-LS1, Class A2(g)	Aaa	6.221%	12/10/49	3,000	2,993,715
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3	Aaa	5.311%	12/15/39	2,330	2,188,160
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	8,353,573
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111%	07/05/35	12,700	11,870,177
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	3,610	3,530,692
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2	Aaa	4.767%	03/12/39	4,969	4,780,022
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4(g)	Aaa	5.472%	01/12/43	3,275	3,165,392
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4(g)	Aaa	4.918%	10/15/42	3,700	3,490,643
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	9,300	8,911,525
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	1,520	1,394,895
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	3,375	3,305,475
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6(g)	Aaa	4.799%	12/15/29	4,200	3,994,917
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4(g)	Aaa	6.08%	06/15/38	6,130	6,036,447
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4(g)	Aaa	6.104%	06/12/46	2,325	2,290,572
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	AAA(f)	5.59%	09/12/49	2,400	2,347,790
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	1,707	1,718,806
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,457,697
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(f)	4.867%	02/15/35	7,330	7,089,040
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(f)	4.608%	12/15/35	4,750	4,671,141
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB	Aaa	4.807%	04/15/42	1,500	1,442,865
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,600	3,518,764

					117,199,185

Consumer — 0.1%
Realogy Corp., PIK	Caa1	11.00%	04/15/14	2,000	1,180,000

Electric — 2.6%
CenterPoint Energy Houston Electric LLC, Series JD	Baa2	5.70%	03/15/13	2,950	2,963,455
Consumers Energy Co., Series D	Baa1	5.375%	04/15/13	1,000	999,454
EDP Finance BV (Netherlands), 144A	A2	6.00%	02/02/18	600	597,462
El Paso Electric Co.	Baa2	6.00%	05/15/35	2,325	1,960,786
Empresa Nacional de Electricidad SA (Chile)	Baa3	8.35%	08/01/13	625	691,418
Energy East Corp., Unsubordinated Notes	Baa2	6.75%	06/15/12	750	780,533
Energy East Corp., Notes	Baa2	6.75%	09/15/33	1,150	1,092,222
Enersis SA (Chile)(a)	Baa3	7.375%	01/15/14	3,700	3,930,017
Exelon Corp.	Baa1	4.90%	06/15/15	500	460,067
Exelon Generation Co. LLC	A3	6.20%	10/01/17	1,930	1,879,822
Georgia Power Co., Series B	A2	5.70%	06/01/17	1,285	1,312,097
Korea East-West Power Co. Ltd. (South Korea), 144A	A1	4.875%	04/21/11	1,700	1,689,137

SEE NOTES TO FINANCIAL STATEMENTS.

A28

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric (continued)
NiSource Finance Corp.	Baa3	5.45%	09/15/20	$1,345	$1,173,569
Northern States Power Co., Series B	A2	8.00%	08/28/12	2,800	3,129,837
Orion Power Holdings, Inc.	Ba3	12.00%	05/01/10	1,920	2,073,600
Sierra Pacific Power Co., Series P(a)	Baa3	6.75%	07/01/37	2,325	2,272,123
Southern California Edison Co.	A3	7.625%	01/15/10	1,100	1,149,858
Xcel Energy, Inc.	Baa1	3.40%	07/01/08	1,330	1,329,971
Xcel Energy, Inc.	Baa1	5.613%	04/01/17	1,947	1,896,362

					31,381,790

Emerging Markets — 0.2%
Alfa Diversified Payment Rights Finance Co., Series 1A, Class A, 144A(g)	Baa3	4.376%	03/15/11	2,098	1,993,338

Energy – Other — 1.4%
EnCana Corp. (Canada)	Baa2	5.90%	12/01/17	2,500	2,512,745
GS Caltex Corp. (South Korea), 144A	Baa1	7.75%	07/25/11	3,250	3,389,224
Newfield Exploration Co.	Ba3	6.625%	04/15/16	320	293,600
Nexen, Inc. (Canada)	Baa2	6.40%	05/15/37	1,890	1,789,522
Occidental Petroleum Corp., MTN	A3	4.25%	03/15/10	3,250	3,279,201
Pioneer Natural Resources Co.	Ba1	6.875%	05/01/18	1,750	1,642,550
Transocean, Inc. (Cayman Islands)	Baa2	6.80%	03/15/38	1,200	1,227,280
Western Oil Sand, Inc. (Canada)	Baa1	8.375%	05/01/12	1,900	2,067,041

					16,201,163

Foods — 1.5%
Cadbury Schweppes US Finance LLC, 144A	Baa2	3.875%	10/01/08	2,600	2,597,338
General Mills, Inc.	Baa1	5.20%	03/17/15	1,880	1,835,418
HJ Heinz Co., 144A	Baa2	6.428%	12/01/08	3,550	3,580,991
Kraft Foods, Inc.	Baa2	5.625%	11/01/11	860	867,696
Kraft Foods, Inc.	Baa2	6.125%	02/01/18	2,770	2,692,664
McDonald’s Corp.	A3	6.30%	10/15/37	1,400	1,392,419
Tyson Foods, Inc.	Ba2	8.25%	10/01/11	2,550	2,564,800
Tyson Foods, Inc.	Ba1	6.85%	04/01/16	1,000	908,743
Yum! Brands, Inc.	Baa2	8.875%	04/15/11	1,705	1,842,933

					18,283,002

Foreign Government Bonds — 0.3%
Pemex Project Funding Master Trust, Gtd. Notes, 144A(g)	Baa1	4.513%	10/15/09	3,190	3,202,760

Gaming — 0.2%
Harrah’s Operating Co., Inc.	Caa1	5.625%	06/01/15	1,000	537,500
MGM Mirage, Inc.(a)	Ba2	6.875%	04/01/16	3,000	2,415,000

					2,952,500

Health Care & Pharmaceutical — 1.5%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%	12/15/12	1,500	1,410,000
AmerisourceBergen Corp.	Ba1	5.875%	09/15/15	2,325	2,271,134
Cardinal Health, Inc.	Baa2	5.80%	10/15/16	265	259,357
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65%	05/15/18	4,000	3,984,729
HCA, Inc., MTN	Caa1	8.70%	02/10/10	1,700	1,733,663
HCA, Inc., PIK	B2	9.625%	11/15/16	1,600	1,648,000
Hospira, Inc.	Baa3	5.55%	03/30/12	2,500	2,456,075
Schering-Plough Corp.	Baa1	5.55%	12/01/13	2,735	2,753,117
Wyeth	A3	5.50%	02/15/16	1,630	1,638,210

					18,154,285

Health Care Insurance — 1.0%
Aetna, Inc.	A3	6.75%	12/15/37	1,900	1,799,526
Cigna Corp.	Baa2	5.375%	03/15/17	2,125	2,001,127
Coventry Health Care, Inc.	Ba1	6.125%	01/15/15	4,025	3,706,466
Health Net, Inc.	Ba2	6.375%	06/01/17	1,315	1,130,900
UnitedHealth Group, Inc.	Baa1	6.50%	06/15/37	760	693,043

SEE NOTES TO FINANCIAL STATEMENTS.

A29

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Health Care Insurance (continued)
UnitedHealth Group, Inc.	Baa1	6.875%	02/15/38	$180	$170,337
UnitedHealth Group, Inc.(a)	Baa1	6.00%	06/15/17	2,610	2,541,315

					12,042,714

Insurance — 1.4%
Ace INA Holdings, Inc.	A3	5.70%	02/15/17	1,135	1,089,590
Allied World Insurance Holdings Ltd. (Bermuda)	Baa1	7.50%	08/01/16	1,700	1,591,095
American International Group, Inc.	Aa3	5.05%	10/01/15	315	285,414
American International Group, Inc.	Aa3	4.25%	05/15/13	1,820	1,671,217
American International Group, Inc., Jr. Sub. Notes, 144A(a)(g)	A1	8.175%	05/15/58	2,600	2,446,883
Axis Capital Holdings Ltd. (Bermuda)	Baa1	5.75%	12/01/14	3,350	3,181,408
Chubb Corp., Sr. Notes	A2	5.75%	05/15/18	2,950	2,859,178
Travelers Cos, Inc., MTN	A2	6.25%	06/15/37	1,890	1,756,857
XL Capital Ltd., Class E (Cayman Islands)(g)	Baa3	6.50%	12/31/49	1,880	1,269,000
XL Capital Ltd., Class A (Cayman Islands)	Baa1	5.25%	09/15/14	140	126,994

					16,277,636

Lodging — 0.4%
Felcore Lodging LP(g)	Ba3	4.803%	12/01/11	1,800	1,620,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes	Ba1	8.00%	05/15/10	1,730	1,747,300
Starwood Hotels & Resorts Worldwide, Inc.	Baa3	6.25%	02/15/13	980	946,256

					4,313,556

Media & Entertainment — 1.1%
British Sky Broadcasting Group PLC (United Kingdom), 144A	Baa2	6.10%	02/15/18	705	693,492
Clear Channel Communications, Inc.	Baa3	8.00%	11/01/08	4,720	4,790,138
Dex Media West LLC, Series B	B1	9.875%	08/15/13	950	855,000
News America, Inc.	Baa1	7.625%	11/30/28	1,415	1,503,967
Time Warner, Inc.	Baa2	5.875%	11/15/16	1,595	1,504,012
Viacom, Inc.	Baa3	6.875%	04/30/36	1,090	1,023,605
Viacom, Inc.	Baa3	6.75%	10/05/37	720	689,608
Vivendi (France), 144A	Baa2	5.75%	04/04/13	2,000	1,976,454

					13,036,276

Metals — 0.6%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	2,095	2,210,225
United States Steel Corp.	Baa3	7.00%	02/01/18	2,000	1,995,602
Xstrata Finance Canada Ltd. (Canada), 144A	Baa2	5.50%	11/16/11	3,430	3,392,884

					7,598,711

Non-Captive Finance — 2.5%
Bosphorus Financial Services Ltd. (Cayman Islands)(g)	Baa2	4.476%	02/15/12	2,086	2,033,789
Capital One Financial Corp.(a)	Baa1	6.15%	09/01/16	700	617,078
CIT Group, Inc.	Baa1	5.65%	02/13/17	5,650	3,897,641
Countrywide Financial Corp., MTN	Baa3	5.80%	06/07/12	3,670	3,471,108
General Electric Capital Australia Funding Pty Ltd. (Australia), MTN	Aaa	6.00%	04/15/15	AUD 4,440	3,572,490
General Electric Capital Corp., MTN(a)	Aaa	5.875%	01/14/38	2,180	1,975,664
Nelnet, Inc.(g)	Baa3	7.40%	09/29/36	6,500	4,249,668
Preferred Term Securities X, Class A-1 (Cayman Islands), 144A(g)	Aaa	3.326%	07/03/33	3,825	3,528,287
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	8.45%	06/15/18	6,170	5,919,103

					29,264,828

Non-Corporate Foreign Agency — 1.2%
Credit Suisse First Boston International for CJSC (The) (Ukraine)	Ba2	6.80%	10/04/12	1,400	1,289,400
Gazprom International SA (Luxembourg), 144A	BBB(f)	7.201%	02/01/20	2,055	2,049,516
Gazprom OAO (Russia)	A3	10.50%	10/21/09	1,685	1,809,353
National Power Corp. (Philippines), 144A(g)	B1	6.888%	08/23/11	1,530	1,609,713
Petronas Capital, Ltd. (Malaysia), 144A	A1	7.00%	05/22/12	7,300	7,813,073

					14,571,055

SEE NOTES TO FINANCIAL STATEMENTS.

A30

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Non-Corporate Sovereign — 4.0%
Buoni Poliennali Del Tesoro (Italy)	Aa2	4.00%	02/01/37	EUR 1,705	$2,137,894
Deutsche Bundesrepublik (Denmark)	Aaa	4.00%	01/04/37	EUR 897	1,221,289
Federal Republic of Brazil (Brazil)	Ba1	12.50%	01/05/16	BRL 750	463,165
Federal Republic of Brazil (Brazil)	Ba1	9.25%	10/22/10	5,325	5,900,100
Government of Hungary (Hungary)	A2	8.00%	02/12/15	HUF 1,054,880	6,669,117
Government of Jamaica (Jamaica)	B1	11.00%	07/27/12	EUR 995	1,715,409
Peru Government International Bond (Peru), 144A	Ba2	.00%	05/31/18	1,808	1,198,027
Republic of Panama (Panama)	Ba1	9.375%	07/23/12	1,295	1,489,250
Republic of Poland (Poland)	A2	6.25%	10/24/15	PLN 18,910	8,651,135
Republic of Uruguay (Uruguay)	B1	7.25%	02/15/11	660	696,300
Republic of Venezuela (Venezuela)	B2	10.75%	09/19/13	2,385	2,480,400
Russian Government International Bond (Russia), 144A	Baa1	8.25%	03/31/10	2,307	2,407,634
United Mexican States (Mexico)	Baa1	8.00%	12/24/08	MXN 77,200	7,474,397
United Mexican States (Mexico)	Baa1	7.50%	01/14/12	4,250	4,619,750

					47,123,867

Paper — 0.6%
Graphic Packaging International, Inc.(a)	B3	8.50%	08/15/11	2,970	2,873,475
International Paper Co.	Baa3	4.00%	04/01/10	2,815	2,725,275
Norampac, Inc., Sr. Notes (Canada)	Ba3	6.75%	06/01/13	1,400	1,176,000

					6,774,750

Pipelines & Other — 0.6%
Atmos Energy Corp.(e)	Baa3	4.00%	10/15/09	5,300	5,242,988
Energy Transfer Partners LP	Baa3	7.50%	07/01/38	1,945	2,001,710

					7,244,698

Railroads — 0.7%
Burlington Northern Santa Fe Corp.	Baa1	5.75%	03/15/18	4,145	4,051,356
CSX Corp.	Baa3	5.75%	03/15/13	2,600	2,548,512
Union Pacific Corp.	Baa2	5.45%	01/31/13	1,500	1,503,998

					8,103,866

Real Estate Investments Trusts — 0.4%
Equity One, Inc.	Baa3	3.875%	04/15/09	1,450	1,420,954
Post Apartment Homes LP	Baa3	5.45%	06/01/12	2,300	2,153,505
Realty Income Corp.	Baa1	6.75%	08/15/19	1,545	1,455,154

					5,029,613

Retailers — 0.7%
CVS Caremark Corp.	Baa2	6.25%	06/01/27	3,020	2,957,555
Neiman-Marcus Group, Inc., PIK	B2	9.00%	10/15/15	1,250	1,234,375
Target Corp.	A2	6.50%	10/15/37	800	769,580
Target Corp.(a)	A2	7.00%	01/15/38	1,870	1,917,300
Wal-Mart Stores, Inc.	Aa2	6.50%	08/15/37	545	560,888
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	6.20%	04/15/38	1,310	1,287,146

					8,726,844

Structured Notes — 1.6%
Dow Jones CDX High Yield, 144A	B3	8.25%	12/29/10	8,500	8,776,250
Dow Jones CDX High Yield, 144A(a)	B3	8.625%	06/29/11	9,653	9,677,133

					18,453,383

Technology — 1.4%
Affiliated Computer Services, Inc.	Ba2	4.70%	06/01/10	3,000	2,857,500
Dell, Inc., Sr. Unsec’d. Notes, 144A	A2	4.70%	04/15/13	1,800	1,751,801
Fidelity National Information Services, Inc.	Ba1	4.75%	09/15/08	1,900	1,881,000
Fiserv, Inc.	Baa2	6.125%	11/20/12	1,600	1,608,085
Freescale Semiconductor, Inc., PIK(a)	B2	9.125%	12/15/14	1,600	1,244,000
Jabil Circuit, Inc.	Ba1	5.875%	07/15/10	2,000	1,952,500

SEE NOTES TO FINANCIAL STATEMENTS.

A31

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Technology (continued)
Motorola, Inc.	Baa2	8.00%	11/01/11	$121	$123,565
Oracle Corp., Sr. Unsec’d. Notes	A2	5.75%	04/15/18	3,505	3,502,003
SunGard Data Systems, Inc.	B3	3.75%	01/15/09	720	710,100
Xerox Corp.	Baa2	5.50%	05/15/12	870	859,944

					16,490,498

Telecommunications — 1.9%
AT&T Corp.	A2	8.00%	11/15/31	2,475	2,841,307
Embarq Corp.	Baa3	7.082%	06/01/16	5,600	5,318,623
New Cingular Wireless Services, Inc.	A2	8.125%	05/01/12	1,810	1,982,488
New Cingular Wireless Services, Inc.	A2	8.75%	03/01/31	2,375	2,818,125
Qwest Corp.(a)	Ba1	8.875%	03/15/12	3,300	3,366,000
Telecom Italia Capital (Luxembourg)	Baa2	4.875%	10/01/10	3,400	3,371,651
Telefonica Emisiones SAU (Spain)	Baa1	7.045%	06/20/36	5	5,131
TELUS Corp. (Canada)	Baa1	8.00%	06/01/11	150	161,050
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	5.25%	04/15/13	2,420	2,406,075

					22,270,450

Tobacco — 0.6%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.65%	05/16/18	3,000	2,915,886
Reynolds American, Inc.	Baa3	6.50%	07/15/10	4,000	4,060,000

					6,975,886

U.S. Government Agency Obligations — 0.6%
Federal Farm Credit Bank	Aaa	4.875%	01/17/17	580	588,571
Federal Home Loan Bank	Aaa	5.125%	10/19/16	120	123,811
Federal National Mortgage Association(a)	Aaa	3.875%	07/12/13	6,960	6,866,346
Federal National Mortgage Association	Aaa	5.625%	07/15/37	165	175,444

					7,754,172

U.S. Government Mortgage-Backed Securities — 38.4%
Federal Home Loan Mortgage Corp.	Aaa	4.50%	02/01/19-07/01/19	13,922	13,579,745
Federal Home Loan Mortgage Corp.	Aaa	5.00%	07/01/19-05/01/34	7,008	6,890,559
Federal Home Loan Mortgage Corp.	Aaa	5.50%	10/01/33-06/01/34	5,084	5,049,440
Federal Home Loan Mortgage Corp.	Aaa	5.50%	TBA 30 YR	24,500	24,132,500
Federal Home Loan Mortgage Corp.	Aaa	6.00%	11/01/33-06/01/34	5,840	5,926,555
Federal Home Loan Mortgage Corp.	Aaa	6.00%	TBA 30 YR	23,500	23,661,563
Federal Home Loan Mortgage Corp.	Aaa	6.50%	07/01/32-09/01/32	2,771	2,880,462
Federal Home Loan Mortgage Corp.	Aaa	7.00%	10/01/32-11/01/33	5,259	5,553,421
Federal National Mortgage Association	Aaa	4.00%	05/01/19-06/01/19	6,702	6,351,267
Federal National Mortgage Association	Aaa	4.50%	06/01/18-02/01/35	20,288	19,536,554
Federal National Mortgage Association	Aaa	5.00%	01/01/19-05/01/36	18,427	17,993,228
Federal National Mortgage Association	Aaa	5.00%	TBA 15 YR	6,000	5,919,372
Federal National Mortgage Association	Aaa	5.00%	TBA 30 YR	53,500	51,276,433
Federal National Mortgage Association(g)	Aaa	5.186%	10/01/37	10,672	10,749,936
Federal National Mortgage Association(g)	Aaa	5.313%	01/01/36	3,006	3,045,678
Federal National Mortgage Association	Aaa	5.50%	12/01/16-04/01/36	44,366	44,137,143
Federal National Mortgage Association	Aaa	5.50%	TBA 30 YR	101,750	100,287,344
Federal National Mortgage Association(g)	Aaa	5.906%	06/01/37	3,817	3,889,719
Federal National Mortgage Association(g)	Aaa	6.032%	09/01/37	9,457	9,625,763
Federal National Mortgage Association	Aaa	6.00%	09/01/17-02/01/35	20,595	20,962,248
Federal National Mortgage Association	Aaa	6.50%	11/01/09-10/01/37	21,894	22,626,863
Federal National Mortgage Association	Aaa	7.00%	05/01/32-06/01/32	437	461,584
Government National Mortgage Association	Aaa	5.50%	01/15/33-01/15/36	15,319	15,279,713
Government National Mortgage Association	Aaa	6.00%	12/15/32-11/15/34	8,876	9,032,404
Government National Mortgage Association	Aaa	6.00%	TBA 30 YR	20,000	20,237,500
Government National Mortgage Association	Aaa	6.50%	09/15/32-11/15/33	4,852	5,035,889
Government National Mortgage Association	Aaa	7.50%	10/15/25-02/15/26	160	172,006

					454,294,889

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Government Treasury Securities — 1.4%
U.S. Treasury Bonds	Aaa	5.00%	05/15/37	$1,685	$1,810,849
U.S. Treasury Inflation Indexed Bonds	Aaa	2.375%	01/15/25	1,994	2,080,712
U.S. Treasury Notes	Aaa	3.375%	06/30/13	2,610	2,614,690
U.S. Treasury Notes(a)	Aaa	3.875%	05/15/18	9,730	9,648,667

					16,154,918

TOTAL LONG-TERM BONDS (cost $1,132,889,042)					1,105,634,993

BANK LOANS — 4.9%
Aerospace/Defense — 0.2%
Hawker Beechcraft, Inc.(h)	Ba3	4.596%	03/26/14	114	106,916
Hawker Beechcraft, Inc.(h)	Ba3	4.801%	03/26/14	1,953	1,830,041

					1,936,957

Automotive — 0.3%
Oshkosh Truck Corp.(h)	Ba3	4.414%	12/06/13	3,592	3,361,805

Cable — 0.3%
Insight Midwest Holding LLC(h)	B1	4.19%	10/06/13	3,208	3,031,364

Capital Goods — 0.1%
Capital Safety Group Ltd.(h)	B1	4.735%	07/20/15	409	388,786
Capital Safety Group Ltd.(h)	B1	5.232%	07/20/16	1,091	1,036,214

					1,425,000

Consumer — 0.2%
Huish Detergents, Inc.(h)	B1	4.81%	04/26/14	2,970	2,673,000

Electric — 0.7%
NRG Energy, Inc.(h)	Ba1	2.701%	02/01/13	1,171	1,113,614
NRG Energy, Inc.(h)	Ba1	4.301%	02/01/13	2,391	2,273,433
Reliant Energy, Inc.(h)	B2	4.209%	06/30/14	2,500	2,368,750
Texas Competitive Electric Holdings Co. LLC(h)	Ba3	6.235%	10/10/14	1,985	1,835,573

					7,591,370

Foods — 0.2%
Supervalu, Inc.	Ba3	3.357%	06/02/11	2,308	2,194,230

Gaming — 0.2%
Las Vegas Sands LLC Term B(h)	Ba3	4.55%	05/23/14	2,178	1,982,889
Las Vegas Sands LLC Term DD(h)	Ba3	4.55%	05/23/14	550	500,729

					2,483,618

Health Care & Pharmaceutical — 1.4%
Community Health Systems, Inc.(h)	Ba3	4.859%	07/25/14	2,631	2,476,914
Community Health Systems, Inc.(h)	Ba3	1.00%	07/25/14	135	126,678
HCA, Inc.(h)	Ba3	5.051%	11/17/13	2,463	2,309,313
Health Management Associates Term B(h)	Ba3	4.551%	02/28/14	1,943	1,803,547
Inverness Medical Innovations(h)	B1	4.808%	06/26/14	2,970	2,791,799
PTS Acquisition Corp.(h)	Ba3	5.051%	04/10/14	3,861	3,443,528
Royalty Pharma Finance Trust(h)	Baa3	7.75%	05/15/15	4,000	3,975,000

					16,926,779

Media & Entertainment — 0.2%
Idearc, Inc.(h)	Ba3	4.218%	11/17/13	1,000	832,917
Idearc, Inc.(h)	Ba3	4.787%	11/17/14	1,724	1,374,211

					2,207,128

Paper — 0.1%
Domtar, Inc.(h)	Ba1	3.857%	03/05/14	1,540	1,483,695

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

BANK LOANS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(h)	Ba2	4.853%	11/08/14	$1,535	$1,511,016

Technology — 0.8%
First Data Corp.(h)	Ba3	5.261%	09/24/14	1,042	955,238
First Data Corp.(h)	Ba3	5.552%	09/24/14	1,985	1,822,065
Flextronics International Ltd. (Singapore)(h)	Ba1	4.947%	10/01/14	2,313	2,105,685
Flextronics International Ltd. (Singapore)(h)	Ba1	4.963%	10/01/14	665	605,082
Metavante Corp.(h)	Ba2	4.623%	11/01/14	2,494	2,387,765
Sungard Data Systems, Inc.(h)	Ba3	4.508%	02/28/14	1,489	1,407,834

					9,283,669

Telecommunications — 0.1%
Alltel Communications, Inc.(h)	Ba3	5.232%	05/15/15	1,588	1,576,487

TOTAL BANK LOANS (cost $61,232,800)					57,686,118

TOTAL LONG-TERM INVESTMENTS (cost $1,194,121,842)					1,163,321,111

				Shares
SHORT-TERM INVESTMENTS — 24.6%
AFFILIATED MUTUAL FUNDS
Dryden Core Investment Fund — Short-Term Bond Series(d) (cost $161,549,133) (Note 4)				16,249,288	144,943,648
Dryden Core Investment Fund — Taxable Money Market Fund Series (cost of $146,614,236; includes $58,271,863 of cash collateral received for securities on loan) (Note 4)(c)(d)				146,614,236	146,614,236

TOTAL AFFILIATED MUTUAL FUNDS (cost $308,163,369)					291,557,884

TOTAL INVESTMENTS — 122.9% (cost $1,502,285,211)					1,454,878,995
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (22.9)%					(271,262,144)

TOTAL NET ASSETS — 100.0%					$1,183,616,851

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
PLN	Polish Zloty

#	Principal amount shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	All or portion of security is on loan. The aggregate market value of such securities is $53,590,221; cash collateral of $58,271,863 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(e)	Security segregated as collateral for futures contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2008.

(h)	Indicates a security that has been deemed illiquid.

(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
389	U.S. 10 Yr. Treasury Notes	Sept. 2008	$43,829,669	$44,315,609	$485,940
17	2 Yr. Euro British Pound	Sept. 2008	3,593,882	3,534,767	(59,115)
380	U.S. Treasury Bonds	Sept. 2008	42,945,513	43,925,625	980,112

					1,406,937

Short Positions:
20	Australian 10 Yr. Bond	Sept. 2008	1,788,342	1,793,640	(5,298)
6	U.S. 2 Yr. Treasury Notes	Sept. 2008	1,266,639	1,267,219	(580)
19	U.S. 5 Yr. Treasury Notes	Sept. 2008	2,073,915	2,100,539	(26,624)

					(32,502)

					$1,374,435

Forward foreign currency exchange contracts outstanding at June 30, 2008:

Foreign Currency Contract	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Brazilian Real, Expiring 10/23/08	BRL 6,806	$2,775,000	$4,122,503	$1,347,503
British Pound, Expiring 07/25/08	GBP 242	475,648	480,048	4,400

		$3,250,648	$4,602,551	1,351,903

Sold:
Australian Dollar, Expiring 07/21/08	AUD 2,428	$2,279,253	$2,320,443	(41,190)
Brazilian Real, Expiring 10/23/08	BRL 6,806	3,945,326	4,122,503	(177,177)
Euro, Expiring 07/25/08	EUR 1,569	2,429,078	2,467,148	(38,070)
Hungarian Forint, Expiring 07/23/08	HUF 911,322	5,841,623	6,069,421	(227,798)
Mexican Peso, Expiring 07/16/08	MXN 74,158	7,108,922	7,172,994	(64,072)
Polish Zloty, Expiring 07/23/08	PLN18,142	8,320,520	8,492,412	(171,892)

		$29,924,722	$30,644,921	(720,199)

				$631,704

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services(a)	6/13/2010	$16,000	3.77349%	3 month LIBOR	$85,505
Morgan Stanley Capital Services(a)	7/1/2010	9,290	3.54981%	3 month LIBOR	6,051
Morgan Stanley Capital Services(a)	6/11/2013	6,700	4.36704%	3 month LIBOR	43,548
Goldman Sachs International, Inc.(a)	6/16/2013	10,440	4.46726%	3 month LIBOR	110,383
Goldman Sachs International, Inc.(b)	5/15/2015	12,930	4.54706%	3 month LIBOR	(30,499)
Morgan Stanley Capital Services(a)	7/1/2018	3,190	4.69122%	3 month LIBOR	9,041
Morgan Stanley Capital Services(b)	2/15/2025	3,840	5.08250%	3 month LIBOR	(81,758)
Merrill Lynch Capital Services, Inc.(a)	2/15/2025	3,840	5.08200%	3 month LIBOR	81,542

					$223,813

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank(a)	12/20/2008	$2,400	4.20%	SLM Corp., 5.125%, due 08/12/12	$(6,708)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	1,334	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	(5,295)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	1,333	0.82%	Tyco Electronics Ltd., 6.00%, due 10/01/12	(5,294)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	1,333	0.82%	Covidien Ltd., 6.00%, due 10/15/17	(5,294)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	3,000	1.90%	Texas Competitive Electric Holdings Bank Loan, 6.213%, due 10/10/14	(1,563)
Lehman Brothers Special Financing(a)	6/20/2009	3,700	5.00%	Idearc, Inc., 8.00%, 11/15/16	(35,634)
Lehman Brothers Special Financing(a)	6/20/2009	3,500	5.00%	Harrah’s Operationg Co., Inc., 5.525%, 06/01/15	(41,589)
Morgan Stanley Capital Services, Inc.(b)	9/20/2012	5,600	1.70%	CIT Group, Inc. 7.75%, due 04/02/12	1,082,337
Merrill Lynch Capital Services, Inc.(b)	9/20/2012	1,500	3.75%	American Axle & Manufacturing, Inc., 5.25%, due 02/11/14	222,037
Morgan Stanley Capital Services, Inc.(b)	9/20/2012	1,500	3.70%	American Axle & Manufacturing, Inc., 5.25%, due 02/11/14	224,242
Barclays Bank PLC(a)	6/20/2013	1,930	5.00%	Station Casinos, Inc., 6.00%, 04/01/12	(106,568)
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	2,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	(450,254)
Merrill Lynch Capital Services, Inc.(b)	9/20/2016	1,000	1.73%	Tyson Foods, Inc. 6.6%, due 04/01/16	70,347
Citibank, N.A.(b)	1/25/2035	1,000	3.00%	Morgan Stanley ABS Capital 1, Ser. 2005-HE2, Class B2, 6.165%, 01/25/35	147,268
Citibank, N.A.(b)	1/25/2035	1,000	3.00%	Morgan Stanley ABS Capital 1, Ser. 2005-HE2, Class B3, 6.765%, 01/25/35	135,721
Citibank, N.A.(b)	3/25/2035	970	3.00%	Centex Home Equity, Ser. 2005-B, Class B, 6.215%, 03/25/35	157,611
Barclays Bank PLC(a)	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9 7.02%, 09/25/35	840,912
Merrill Lynch Capital Services, Inc.(b)	3/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	895,577
Merrill Lynch Capital Services, Inc.(a)	3/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	(871,968)
Morgan Stanley Capital Services, Inc.(b)	5/25/2036	1,000	3.23%	Countrywide Asset-Backed Certificates, Ser. 2005-16, Class MV8, 7.57%, 05/25/36	859,462

					$3,105,347

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$291,557,884	$1,374,435
Level 2—Other Significant Observable Inputs	1,163,321,111	1,797,844
Level 3—Significant Unobservable Inputs	—	2,163,020

Total	$1,454,878,995	$5,335,299

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments
Balance as of 12/31/07	$2,173,171
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	1,076,722
Net purchases (sales)	—
Transfers in and/or out of Level 3	(1,086,873)

Balance as of 6/30/08	$2,163,020

*	The realized loss incurred during the period for other financial instruments was $43,133.

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 was as follows:

U.S. Government Mortgage-Backed Securities	38.4%
Affiliated Money Market Mutual Funds (including 4.9% of collateral received for securities on loan)	24.6
Commercial Mortgage-Backed Securities	9.9
Banking	4.2
Non-Corporate Sovereign	4.0
Asset-Backed Securities	3.7
Electric	3.2
Health Care & Pharmaceutical	3.0
Non-Captive Finance	2.5
Technology	2.2
Telecommunications	2.0
Foods	1.7
Brokerage	1.6
Structured Notes	1.6
Chemicals	1.4
Energy – Other	1.4
Insurance	1.4
U.S. Government Treasury Securities	1.4
Airlines	1.3
Media & Entertainment	1.3
Non-Corporate Foreign Agency	1.2
Health Care Insurance	1.0
Building Materials & Construction	0.8
Cable	0.8
Capital Goods	0.7
Paper	0.7
Pipelines & Other	0.7
Railroads	0.7
Retailers	0.7
Metals	0.6
Tobacco	0.6
U.S. Government Agency Obligations	0.6
Collateralized Mortgage Obligations	0.5
Gaming	0.4
Lodging	0.4
Real Estate Investment Trusts	0.4
Consumer	0.3
Automotive	0.3
Foreign Government Bonds	0.3
Aerospace/Defense	0.2
Emerging Markets	0.2

122.9
Liabilities in excess of other assets	(22.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $53,590,221:
Unaffiliated investments (cost $1,194,121,842)	$1,163,321,111
Affiliated investments (cost $308,163,369)	291,557,884
Cash	492,165
Foreign currency, at value (cost $424)	424
Receivable for investments sold	133,966,849
Interest receivable	10,531,892
Unrealized appreciation on swaps	4,971,582
Unrealized appreciation on forward foreign currency exchange contracts	1,351,903
Premium for swaps purchased	844,834
Receivable for Series shares sold	144,118
Prepaid expenses	1,834

Total Assets	1,607,184,596

LIABILITIES
Payable for investments purchased	361,461,971
Collateral for securities on loan	58,271,863
Unrealized depreciation on swaps	1,642,422
Unrealized depreciation on forward foreign currency exchange contracts	720,199
Payable for Series shares repurchased	450,853
Management fee payable	387,651
Premium for swaps written	372,851
Accrued expenses and other liabilities	243,037
Due to broker-variation margin	9,329
Deferred trustees’ fees	6,877
Transfer agent fee payable	692

Total Liabilities	423,567,745

NET ASSETS	$1,183,616,851

Net assets were comprised of:
Paid-in capital	$1,217,736,647
Retained earnings	(34,119,796)

Net assets, June 30, 2008	$1,183,616,851

Net asset value and redemption price per share, $1,183,616,851 / 112,101,603 outstanding shares of beneficial interest	$10.56

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Interest	$28,369,585
Affiliated dividend income	4,547,685
Affiliated income from securities loaned, net	202,240

33,119,510

EXPENSES
Management fee	2,397,287
Custodian’s fees and expenses	130,000
Shareholders’ reports	40,000
Interest expense (Note 8)	29,515
Audit fee	11,000
Trustees’ fees	11,000
Insurance expenses	10,000
Legal fees and expenses	5,000
Transfer agent’s fee and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Miscellaneous	7,615

Total expenses	2,643,417

NET INVESTMENT INCOME	30,476,093

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	1,881,823
Short sale transactions	(153,809)
Futures transactions	40,973
Swap transactions	4,853,539
Foreign currency transactions	(2,744,410)

3,878,116

Net change in unrealized appreciation (depreciation) on:
Investments	(27,877,714)
Securities sold short	41,247
Futures	617,087
Swaps	(1,201,489)
Foreign currencies	(363,566)

(28,784,435)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(24,906,319)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,569,774

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$30,476,093	$63,095,081
Net realized gain on investment, swap and foreign currency transactions	3,878,116	22,075,622
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(28,784,435)	(19,462,861)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,569,774	65,707,842

DISTRIBUTIONS	(42,166,555)	(59,479,872)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,079,999 and 12,326,563 shares, respectively]	11,727,725	133,636,466
Series shares issued in reinvestment of distributions [4,002,937 and 5,514,681 shares, respectively]	42,166,555	59,479,872
Series shares repurchased [4,793,236 and 12,074,002 shares, respectively]	(51,971,338)	(131,418,698)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	1,922,942	61,697,640

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,673,839)	67,925,610
NET ASSETS:
Beginning of period	1,218,290,690	1,150,365,080

End of period	$1,183,616,851	$1,218,290,690

SEE NOTES TO FINANCIAL STATEMENTS.

A39

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 97.3%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 1.6%
Honeywell International, Inc.	369,180	$18,562,371
Lockheed Martin Corp.	1,306	128,850
Orbital Sciences Corp.*(a)	1,061,270	25,003,521
United Technologies Corp.	302,400	18,658,080

		62,352,822

Air Freight & Logistics
United Parcel Service, Inc. (Class B Stock)(a)	891	54,770

Auto Components
WABCO Holdings, Inc.	10	465

Beverages — 1.5%
Coca-Cola Co. (The)	488,400	25,387,032
PepsiCo, Inc.	505,108	32,119,818

		57,506,850

Biotechnology — 3.0%
BioMarin Pharmaceutical, Inc.*(a)	347,500	10,070,550
Celgene Corp.*	208,000	13,284,960
Genentech, Inc.*	305,900	23,217,810
Genzyme Corp.*(a)	312,850	22,531,457
Gilead Sciences, Inc.*(a)	920,700	48,751,065

		117,855,842

Building Materials — 0.7%
Masco Corp.	1,745,642	27,458,949

Capital Goods — 0.4%
Illinois Tool Works, Inc.	357,270	16,973,898

Capital Markets — 3.7%
Bank of New York Mellon Corp. (The)	727,678	27,528,059
Goldman Sachs Group, Inc. (The)(a)	259,232	45,339,677
KKR Private Equity Investors LP	1,295,700	16,520,175
KKR Private Equity Investors LP, 144A, RDU, Private Placement (original cost $7,567,532; purchased 7/18/06 - 8/3/06)(c)(e)	334,700	4,267,425
Lehman Brothers Holdings, Inc.(a)	461,100	9,134,391
Merrill Lynch & Co., Inc.(a)	713,660	22,630,158
Schwab, (Charles) Corp.	948,600	19,484,244

		144,904,129

Chemicals — 1.6%
Air Products & Chemicals, Inc.	890	87,985
DuPont (E.I.) de Nemours & Co.(a)	532,100	22,821,769
Monsanto Co.	326,800	41,320,592

		64,230,346

Commercial Banks — 1.3%
SunTrust Banks, Inc.(a)	429,000	15,538,380
Wells Fargo & Co.(a)	1,480,734	35,167,432

		50,705,812

Commercial Services — 0.3%
Moody’s Corp.(a)	350,000	12,054,000

Commercial Services & Supplies — 0.7%
Waste Management, Inc.(a)	715,300	26,973,963

COMMON STOCKS (continued)	Shares	Value (Note 2)

Communication Equipment — 6.9%
Cisco Systems, Inc.*(a)	3,378,729	$78,589,237
Corning, Inc.	1,681,405	38,756,385
Nokia Corp., ADR (Finland)(a)	602,400	14,758,800
QUALCOMM, Inc.	2,438,170	108,181,603
Research In Motion Ltd. (Canada)*(a)	233,200	27,261,080

		267,547,105

Computers & Peripherals — 2.6%
Apple, Inc.*	268,900	45,024,616
Dell, Inc.*(a)	5,010	109,619
Hewlett-Packard Co.(a)	688,700	30,447,427
NetApp, Inc.*(a)	1,208,540	26,176,976

		101,758,638

Construction — 1.3%
Centex Corp.(a)	856,800	11,455,416
Toll Brothers, Inc.*(a)	2,033,760	38,092,325

		49,547,741

Consumer Finance — 1.3%
American Express Co.(a)	747,008	28,139,791
SLM Corp.*(a)	1,201,100	23,241,285

		51,381,076

Diversified Consumer Services — 1.5%
Career Education Corp.*(a)	1,465,500	21,410,955
H&R Block, Inc.(a)	1,723,300	36,878,620

		58,289,575

Diversified Financial Services — 1.5%
Citigroup, Inc.	1,122,100	18,806,396
JPMorgan Chase & Co.	1,148,377	39,400,815

		58,207,211

Electric Utilities — 1.4%
Dominion Resources, Inc.	478,890	22,742,486
Exelon Corp.(a)	363,830	32,730,147

		55,472,633

Electrical Equipment — 0.6%
ABB Ltd., ADR (Switzerland)	877,200	24,842,304

Electronic Components — 0.8%
Dolby Laboratories, Inc. (Class A Stock)*(a)	762,398	30,724,639
Tyco Electronics Ltd. (Bermuda)	2,368	84,822

		30,809,461

Energy Equipment & Services — 5.7%
BJ Services Co.(a)	3,340	106,680
Cameron International Corp.*(a)	9,720	538,002
Diamond Offshore Drilling, Inc.(a)	303,530	42,233,164
First Solar, Inc.*(a)	86,700	23,653,494
Halliburton Co.(a)	2,153,680	114,295,797
Schlumberger Ltd.	404,800	43,487,664

		224,314,801

Financial – Bank & Trust — 1.0%
Hudson City Bancorp, Inc.(a)	1,311,660	21,878,489
State Street Corp.	251,350	16,083,886

		37,962,375

SEE NOTES TO FINANCIAL STATEMENTS.

A40

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food & Staples Retailing — 4.6%
Costco Wholesale Corp.(a)	182,800	$12,821,592
CVS/Caremark Corp.	1,248,400	49,399,188
Kroger Co. (The)(a)	1,203,300	34,739,271
Wal-Mart Stores, Inc.	1,472,662	82,763,604

		179,723,655

Food Products — 2.3%
Cadbury PLC, ADR (United Kingdom)	559,764	28,167,325
ConAgra Foods, Inc.(a)	1,198,200	23,101,296
Kellogg Co.(a)	380,345	18,264,167
McCormick & Co., Inc.(a)	565,143	20,152,999

		89,685,787

Healthcare Equipment & Supplies — 2.2%
Alcon, Inc.(a)	191,000	31,092,890
Baxter International, Inc.	497,800	31,829,332
Covidien Ltd. (Bermuda)	2,368	113,404
Medtronic, Inc.	454,556	23,523,273

		86,558,899

Healthcare Providers & Services — 0.8%
Omnicare, Inc.(a)	1,262,300	33,097,506

Hotels, Restaurants & Leisure — 1.4%
Burger King Holdings, Inc.	903,400	24,202,086
McDonald’s Corp.	543,345	30,546,856

		54,748,942

Household Products — 1.6%
Colgate-Palmolive Co.	290,200	20,052,820
Kimberly-Clark Corp.	387,500	23,164,750
Procter & Gamble Co.	313,908	19,088,745

		62,306,315

Independent Power Producers & Energy Traders — 0.8%
NRG Energy, Inc.*(a)	732,100	31,407,090

Industrial Conglomerates — 1.7%
Eaton Corp.	201,400	17,112,958
General Electric Co.(a)	989,083	26,398,625
Textron, Inc.(a)	457,672	21,936,219
Tyco International Ltd. (Bermuda)	2,368	94,815

		65,542,617

Insurance — 3.2%
AFLAC, Inc.(a)	334,030	20,977,084
American International Group, Inc.(a)	1,153,421	30,519,520
Berkshire Hathaway, Inc. (Class A Stock)*	204	24,633,000
Genworth Financial, Inc. (Class A Stock)	450,900	8,030,529
Loews Corp.(a)	553,900	25,977,910
Progressive Corp. (The)(a)	840,770	15,739,214

		125,877,257

Internet & Catalog Retail — 1.2%
Amazon.com, Inc.*(a)	419,400	30,754,602
IAC/InterActiveCorp.*(a)	838,200	16,160,496

		46,915,098

COMMON STOCKS (continued)	Shares	Value (Note 2)

Internet Software & Services — 1.5%
Akamai Technologies, Inc.*(a)	380,600	$13,241,074
Google, Inc. (Class A Stock)*	84,500	44,482,490

		57,723,564

IT Services — 1.6%
Infosys Technologies Ltd., ADR (India)(a)	469,200	20,391,432
Visa, Inc. (Class A Stock)*	495,500	40,289,105

		60,680,537

Life Science Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.*(a)	463,200	25,814,136

Media — 4.1%
Comcast Corp. (Class A Stock)(a)	2,009,490	38,120,025
DISH Network Corp. (Class A Stock)*(a)	497,849	14,577,019
EchoStar Corp. (Class A Stock)*(a)	99,573	3,108,669
Liberty Global, Inc. (Class C Stock)*(a)	729,150	22,136,994
News Corp. (Class B Stock)	1,712,258	26,283,160
Walt Disney Co. (The)(a)	874,500	27,284,400
XM Satellite Radio Holdings, Inc. (Class A Stock)*(a)	3,487,500	27,342,000

		158,852,267

Metals & Mining — 0.6%
Barrick Gold Corp. (Canada)(a)	247,524	11,262,342
Freeport-McMoRan Copper & Gold, Inc.(a)	113,600	13,312,784

		24,575,126

Multi-Line Retail — 1.6%
Staples, Inc.(a)	1,837,393	43,638,084
TJX Cos., Inc. (The)(a)	579,240	18,228,683

		61,866,767

Multi-Utilities — 1.7%
Sempra Energy(a)	1,160,406	65,504,919

Oil, Gas & Consumable Fuels — 11.3%
ConocoPhillips	294,526	27,800,309
Exxon Mobil Corp.(a)	411,898	36,300,571
Murphy Oil Corp.(a)	329,400	32,297,670
Newfield Exploration Co.*(a)	739,370	48,243,892
Nexen, Inc.	1,068,600	42,476,850
Occidental Petroleum Corp.(a)	491,200	44,139,232
Petroleo Brasileiro SA, ADR (Brazil)(a)	388,200	27,496,206
Sandridge Energy, Inc.*	373,910	24,147,108
Suncor Energy, Inc. (Canada)	532,234	30,899,532
Talisman Energy, Inc. (Canada)	1,005,200	22,245,076
Total SA, ADR (France)	628,466	53,589,296
Valero Energy Corp.	472,600	19,461,668
Williams Cos., Inc.	751,500	30,292,965

		439,390,375

Pharmaceuticals — 6.3%
Abbott Laboratories(a)	601,965	31,886,086
Cardinal Health, Inc.	452,300	23,329,634
Elan Corp. PLC, ADR (Ireland)*(a)	1,397,330	49,675,081

SEE NOTES TO FINANCIAL STATEMENTS.

A41

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Pharmaceuticals (continued)
Eli Lilly & Co.(a)	1,697	$78,334
Merck & Co., Inc.(a)	3,950	148,875
Schering-Plough Corp.(a)	3,362,430	66,206,247
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	579,300	26,531,940
Wyeth	1,011,000	48,487,560

		246,343,757

Semiconductors & Semiconductor Equipment — 2.0%
ASML Holding NV (Netherlands)	1,085,298	26,481,271
NVIDIA Corp.*(a)	725,500	13,581,360
Spansion, Inc. (Class A Stock)*(a)	2,861,500	6,438,375
Texas Instruments, Inc.(a)	1,107,395	31,184,243

		77,685,249

Software — 2.9%
Adobe Systems, Inc.*	484,800	19,096,272
CA, Inc.	969,200	22,378,828
Microsoft Corp.(a)	1,457,404	40,093,184
Symantec Corp.*(a)	1,704,200	32,976,270

		114,544,554

Specialty Retail
Bed Bath & Beyond, Inc.*(a)	770	21,637

Telecommunications
Comverse Technology, Inc.*	23,483	398,037

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc. (Class B Stock)(a)	220,100	13,120,161

Thrifts & Mortgage Finance — 0.5%
Fannie Mae(a)	906,800	17,691,668

Tobacco — 0.8%
Altria Group, Inc.(a)	421,370	8,663,367
Philip Morris International, Inc.	421,370	20,811,464

		29,474,831

Transportation — 0.6%
Expeditors International of Washington, Inc.(a)	122,900	5,284,700
Norfolk Southern Corp.	288,040	18,051,467

		23,336,167

Wireless Telecommunication Services — 1.6%
NII Holdings, Inc.*(a)	778,000	36,947,220
Sprint Nextel Corp.(a)	2,875,136	27,313,792

		64,261,012

TOTAL LONG-TERM INVESTMENTS (cost $3,364,799,657)		3,798,352,696

SHORT-TERM INVESTMENT — 22.4%		Value (Note 2)
	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund —Taxable Money Market Series (cost $876,547,433; includes $770,682,161 of cash collateral for securities on loan)(b)(w)(Note 4)	876,547,433	$876,547,433

TOTAL INVESTMENTS(o) — 119.7% (cost $4,241,347,090)		4,674,900,129
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.7)%		(770,628,862)

NET ASSETS — 100.0%		$3,904,271,267

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt
RDU	Restricted Depositary Unit

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $737,109,799; cash collateral of $770,682,161 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(e)	Indicates a security illiquid and restricted as to resale. The aggregate original cost of such security was $7,567,532. The aggregate market value of $4,267,425 is approximately 0.1% of net assets.

(o)	As of June 30, 2008, one security representing $4,267,425 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $4,267,425 was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$4,670,632,704	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	4,267,425	—

Total	$4,674,900,129	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$6,078,152
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,810,727)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$4,267,425

SEE NOTES TO FINANCIAL STATEMENTS.

A43

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (19.7% represents investments purchased with collateral from securities on loan)	22.4%
Oil, Gas & Consumable Fuels	11.3
Communication Equipment	6.9
Pharmaceuticals	6.3
Energy Equipment & Services	5.7
Food & Staples Retailing	4.6
Media	4.1
Capital Markets	3.7
Insurance	3.2
Biotechnology	3.0
Software	2.9
Computers & Peripherals	2.6
Food Products	2.3
Healthcare Equipment & Supplies	2.2
Semiconductors & Semiconductor Equipment	2.0
Industrial Conglomerates	1.7
Multi-Utilities	1.7
Wireless Telecommunication Services	1.6
Chemicals	1.6
Aerospace & Defense	1.6
Household Products	1.6
Multi-Line Retail	1.6
IT Services	1.6
Diversified Consumer Services	1.5
Diversified Financial Services	1.5
Internet Software & Services	1.5
Beverages	1.5
Electric Utilities	1.4
Hotels, Restaurants & Leisure	1.4
Consumer Finance	1.3
Commercial Banks	1.3
Construction	1.3
Internet & Catalog Retail	1.2
Financial – Bank & Trust	1.0
Healthcare Providers & Services	0.8
Independent Power Producers & Energy Traders	0.8
Electronic Components	0.8
Tobacco	0.8
Building Materials	0.7
Commercial Services & Supplies	0.7
Life Science Tools & Services	0.7
Electrical Equipment	0.6
Metals & Mining	0.6
Transportation	0.6
Thrifts & Mortgage Finance	0.5
Capital Goods	0.4
Textiles, Apparel & Luxury Goods	0.3
Commercial Services	0.3

119.7
Liabilities in excess of other assets	(19.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A44

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2008

ASSETS
Investments at value, including securities on loan of $737,109,799:
Unaffiliated investments (cost $3,364,799,657)	$3,798,352,696
Affiliated investments (cost $876,547,433)	876,547,433
Receivable for investments sold	16,980,184
Dividends and interest receivable	3,090,448
Receivable for Series shares sold	270,680
Prepaid expenses	21,104

Total Assets	4,695,262,545

LIABILITIES
Collateral for securities on loan	770,682,161
Payable to custodian	12,932,128
Payable for investments purchased	4,672,440
Management fee payable	1,487,111
Payable for Series shares repurchased	936,931
Accrued expenses and other liabilities	277,648
Deferred trustees’ fees	1,815
Affiliated transfer agent fees payable	832
Distribution fee payable	123
Administration fee payable	89

Total Liabilities	790,991,278

NET ASSETS	$3,904,271,267

Net assets were comprised of:
Paid-in capital	$3,553,603,150
Retained earnings	350,668,117

Net assets, June 30, 2008	$3,904,271,267

Class I:
Net asset value and redemption price per share, $3,903,695,870 / 160,205,952 outstanding shares of beneficial interest	$24.37

Class II:
Net asset value and redemption price per share, $575,397 / 23,470 outstanding shares of beneficial interest	$24.52

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $613,299 foreign withholding tax)	$29,404,743
Affiliated income from securities lending, net	1,945,989
Affiliated dividend income	1,334,319

32,685,051

EXPENSES
Management fee	9,085,053
Distribution fee—Class II	1,024
Administration fee—Class II	614
Custodian’s fees and expenses	289,000
Shareholders’ reports	113,000
Insurance expenses	43,000
Trustees’ fees	32,000
Legal fees and expenses	11,000
Audit fee	9,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Miscellaneous	4,348

Total expenses	9,596,039

NET INVESTMENT INCOME	23,089,012

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(22,034,111)
Foreign currency transactions	(56,017)

(22,090,128)

Net change in unrealized appreciation (depreciation) on:
Investments	(357,031,679)
Foreign currencies	(647)

(357,032,326)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(379,122,454)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(356,033,442)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$23,089,012	$51,836,584
Net realized gain (loss) on investment and foreign currency transactions	(22,090,128)	385,190,299
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(357,032,326)	(37,720,589)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(356,033,442)	399,306,294

DISTRIBUTIONS
Class I	(436,963,357)	(49,976,890)
Class II	(63,526)	(9,549)

TOTAL DISTRIBUTIONS	(437,026,883)	(49,986,439)

SERIES SHARE TRANSACTIONS (NOTE 7):
Series shares sold	14,659,457	29,826,206
Series shares issued in reinvestment of distributions	437,026,883	49,986,439
Series shares repurchased	(179,556,140)	(408,578,092)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	272,130,200	(328,765,447)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(520,930,125)	20,554,408
NET ASSETS:
Beginning of period	4,425,201,392	4,404,646,984

End of period	$3,904,271,267	$4,425,201,392

SEE NOTES TO FINANCIAL STATEMENTS.

A45

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 95.3%
COMMON STOCKS — 64.2%	Shares	Value (Note 2)

Aerospace & Defense — 2.1%
Boeing Co. (The)	152,400	$10,015,728
European Aeronautic Defense and Space Co. (Netherlands)	31,629	595,936
General Dynamics Corp.	66,000	5,557,200
Honeywell International, Inc.	168,800	8,487,264
Lockheed Martin Corp.	144,000	14,207,040
Northrop Grumman Corp.	213,200	14,263,080
Raytheon Co.	216,700	12,195,876
United Technologies Corp.	68,600	4,232,620

		69,554,744

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(b)	9,300	510,012
HUB Group, Inc. (Class A Stock)(a)	9,500	324,235
United Parcel Service, Inc. (Class B Stock)	75,100	4,616,397

		5,450,644

Airlines
Deutsche Lufthansa AG (Germany)	6,913	148,946
Japan Airlines Corp. (Japan)	42,000	88,205

		237,151

Auto Components — 0.3%
Johnson Controls, Inc.	308,600	8,850,649
Nokian Renkaat Oyj (Finland)	4,662	221,128
Stanley Electric Co. Ltd. (Japan)	3,000	72,609
Tokai Rika Co. Ltd. (Japan)	2,800	57,880

		9,202,266

Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany)	7,370	354,104
Daimler AG (Germany)	16,199	1,002,712
Fiat SpA (Italy)	35,613	579,672
Nissan Motor Co. Ltd. (Japan)	28,700	237,038
Peugeot SA (France)	7,834	423,131
Renault SA (France)	5,256	427,769
Toyota Motor Corp. (Japan)	18,700	882,300

		3,906,726

Beverages — 1.2%
Coca-Cola Co. (The)	327,600	17,028,648
Coca-Cola Enterprises, Inc.	150,300	2,600,190
Coca-Cola Hellenic Bottling Co. SA (Greece)	3,485	94,817
Coca-Cola West Holdings Co. Ltd. (Japan)	1,700	39,624
Diageo PLC (United Kingdom)	13,467	246,731
Heineken NV (Netherlands)	1,118	56,933
Kirin Holdings Co. Ltd. (Japan)	41,000	640,185
Lion Nathan Ltd. (Australia)	20,782	170,339
Pepsi Bottling Group, Inc.	48,400	1,351,328
PepsiAmericas, Inc.	20,100	397,578
PepsiCo, Inc.	270,520	17,202,367

		39,828,740

Biotechnology — 0.5%
Amgen, Inc.(a)(b)	211,008	9,951,137
Cubist Pharmaceuticals, Inc.(a)(b)	116,700	2,084,262

COMMON STOCKS (continued)	Shares	Value (Note 2)

Biotechnology (continued)
Gilead Sciences, Inc.(a)	71,300	$3,775,335
OSI Pharmaceuticals, Inc.(a)(b)	35,200	1,454,464

		17,265,198

Building Products
Cie de Saint-Gobain (France)	811	50,226
Nippon Sheet Glass Co. Ltd. (Japan)	58,000	286,764

		336,990

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	12,673	207,306
Bank of New York Mellon Corp. (The)(b)	120,500	4,558,515
Charles Schwab Corp. (The)	105,500	2,166,970
Credit Suisse Group (Switzerland)	8,727	397,227
Daiwa Securities Group, Inc. (Japan)	32,000	294,128
Deutsche Bank AG (Germany)	8,037	688,482
Franklin Resources, Inc.	95,100	8,715,915
Goldman Sachs Group, Inc. (The)	45,000	7,870,500
Investec PLC (United Kingdom)	14,227	86,626
Knight Capital Group, Inc. (Class A Stock)(a)	44,600	801,908
Macquarie Group Ltd. (Australia)	7,205	335,961
Man Group PLC (United Kingdom)	3,923	48,462
Morgan Stanley	442,590	15,964,221
State Street Corp.	25,600	1,638,144

		43,774,365

Chemicals — 1.8%
Akzo Nobel NV (Netherlands)	424	29,016
BASF AG (Germany)	16,958	1,163,704
Bayer AG (Germany)	2,422	203,326
Dow Chemical Co. (The)	32,700	1,141,557
E.I. Du Pont de Nemours & Co.	182,100	7,810,269
K+S AG (Germany)	1,583	908,196
Koninklijke DSM NV (Netherlands)	17,667	1,035,497
Monsanto Co.	153,400	19,395,895
Mosaic Co. (The)(a)	74,100	10,722,270
Nippon Shokubai Co. Ltd. (Japan)	8,000	57,334
Olin Corp.(b)	52,600	1,377,068
OM Group, Inc.(a)	70,500	2,311,695
Syngenta AG (Switzerland)	711	230,345
Terra Industries, Inc.(b)	231,800	11,439,330
Yara International ASA (Norway)	12,810	1,131,323
Zep, Inc.(b)	15,300	227,664

		59,184,489

Commercial Banks — 1.8%
Allied Irish Banks PLC (Ireland)	15,749	242,707
Banco Bilbao Vizcaya Argentaria SA (Spain)	42,890	817,218
Banco Popolare Scarl (Italy)	5,238	92,536
Banco Santander SA (Spain)	115,516	2,107,489
Barclays PLC (United Kingdom)	136,015	771,677
BB&T Corp.(b)	159,500	3,631,815
BNP Paribas (France)	13,537	1,218,562

SEE NOTES TO FINANCIAL STATEMENTS.

A46

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
BOC Hong Kong Holdings Ltd. (Hong Kong)	78,500	$207,897
Central Pacific Financial Corp.(b)	39,800	424,268
Comerzbank AG (Germany)	22,062	656,459
Credit Agricole SA (France)	10,955	222,392
Danske Bank A/S (Denmark)	14,300	411,765
DBS Group Holdings Ltd. (Singapore)	19,000	263,379
Dexia (Belgium)	15,315	243,844
DNB NOR ASA (Norway)	19,700	250,272
Erste Bank der Oesterreichischen Sparkassen AG (Austria)	605	37,417
Hachijuni Bank Ltd. (The) (Japan)	10,000	64,793
HBOS PLC (United Kingdom)	95,136	520,851
HSBC Holdings PLC (United Kingdom)	81,339	1,252,419
Huntington Bancshares, Inc.(b)	364,900	2,105,473
Hypo Real Estate Holding AG (Germany)	963	26,929
IKB Deutsche Industriebank AG (Germany)	5,049	22,502
Intesa Sanpaolo SpA (Italy)	25,367	130,712
KBC Groep NV (Belgium)	2,501	276,465
Lloyds TSB Group PLC (United Kingdom)	54,853	336,537
Mitsubishi UFJ Financial Group, Inc. (Japan)	21,700	192,303
Mitsui Trust Holdings, Inc. (Japan)	52,000	309,498
Mizuho Financial Group, Inc. (Japan)	183	854,810
National Australia Bank Ltd. (Australia)	25,628	651,062
Oriental Financial Group (Puerto Rico)	12,400	176,824
Provident Bankshares Corp.(b)	24,100	153,758
Regions Financial Corp.(b)	832,100	9,078,210
Resona Holdings, Inc. (Japan)	366	561,831
Royal Bank of Scotland Group PLC (United Kingdom)	179,119	762,533
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	17,500	322,859
Societe Generale (France)	7,129	618,079
Standard Chartered PLC (United Kingdom)	2,898	82,070
Svenska Handelbanken AB (Class A Stock) (Sweden)	12,000	284,285
Swedbank AB (Sweden)	10,600	203,669
U.S. Bancorp	149,732	4,176,025
UniCredit SpA (Italy)	131,203	798,090
United Overseas Bank Ltd. (Singapore)	7,000	95,799
Wachovia Corp.(b)	119,600	1,857,388
Wells Fargo & Co.(b)	567,700	13,482,874
Westpac Banking Corp. (Australia)	15,407	295,399
Zions Bancorporation(b)	270,600	8,521,194

		59,814,938

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services & Supplies
Hays PLC (United Kingdom)	45,694	$81,922
Toppan Printing Co. Ltd. (Japan)	62,000	682,563

		764,485

Communications Equipment — 1.9%
Avocent Corp.(a)	53,000	985,800
Ciena Corp.(a)	323,700	7,500,129
Cisco Systems, Inc.(a)	619,900	14,418,874
Corning, Inc.	329,900	7,604,195
Emulex Corp.(a)(b)	105,400	1,227,910
Juniper Networks, Inc.(a)(b)	290,600	6,445,508
Nokia Oyj (Finland)	44,351	1,084,070
QUALCOMM, Inc.	538,100	23,875,497

		63,141,983

Computers & Peripherals — 2.8%
Apple, Inc.(a)	72,400	12,122,656
Dell, Inc.(a)(b)	568,800	12,445,344
Fujitsu Ltd. (Japan)	141,000	1,046,362
Hewlett-Packard Co.	687,165	30,379,565
International Business Machines Corp.	234,700	27,818,991
Lexmark International, Inc.(a)(b)	38,400	1,283,712
Logitech International SA (Switzerland)(a)	8,258	220,770
Mitsumi Electric Co. Ltd. (Japan)	7,400	164,816
QLogic Corp.(a)(b)	434,300	6,336,437
Western Digital Corp.(a)	32,200	1,111,866

		92,930,519

Construction & Engineering — 0.5%
Boart Longyear Group (Australia)	157,380	336,446
FLSmidth & Co. A/S (Denmark)	3,550	387,860
Fluor Corp.	82,700	15,388,815
JGC Corp. (Japan)	6,000	118,096
Kajima Corp. (Japan)	94,000	328,427
Kinden Corp. (Japan)	12,000	121,034
Leighton Holdings Ltd. (Australia)	5,014	244,420
Perini Corp.(a)	25,500	842,775
YIT Oyj (Finland)	9,837	245,640

		18,013,513

Construction Materials
HeidelbergCement AG (Germany)	661	94,603
Lafarge SA (France)	6,743	1,028,224

		1,122,827

Consumer Finance — 0.1%
American Express Co.	7,600	286,292
Capital One Financial Corp.	23,200	881,832
Discover Financial Services	90,500	1,191,885
SFCG Co. Ltd. (Japan)	770	91,659
Takefuji Corp. (Japan)	32,740	455,403

		2,907,071

Containers & Packaging — 0.1%
Ball Corp.	40,000	1,909,600
Greif, Inc. (Class A Stock)	34,400	2,202,632
Rock-Tenn Co. (Class A Stock)	14,400	431,856

		4,544,088

SEE NOTES TO FINANCIAL STATEMENTS.

A47

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Distributors
Pacific Brands Ltd. (Australia)	166,799	$283,827

Diversified Consumer Services
Apollo Group, Inc. (Class A Stock)(a)(b)	30,500	1,349,930

Diversified Financial Services — 2.0%
Babcock & Brown Ltd. (Australia)	24,218	174,125
Bank of America Corp.(b)	919,382	21,945,648
Challenger Financial Services Group Ltd. (Australia)	88,925	161,119
Citigroup, Inc.	1,363,662	22,854,976
Deutsche Boerse AG (Germany)	3,460	391,175
Fortis (Belgium)	25,358	402,798
IFIL-Investments SpA (Italy)	21,409	138,354
ING Groep NV (Netherlands)	21,504	679,908
Interactive Brokers Group, Inc. (Class A Stock)(a)	30,400	976,752
Investor AB (Sweden)	19,400	407,292
Istituto Finanziario Industriale SpA (Italy)(a)	9,648	191,219
JPMorgan Chase & Co.	542,494	18,612,969
MSCI, Inc. (Class A Stock)(a)	10,600	384,674
Pargesa Holding SA (Switzerland)	1,719	190,591

		67,511,600

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	1,194,247	40,234,181
BT Group PLC (United Kingdom)	130,855	518,406
CenturyTel, Inc.	162,200	5,772,698
France Telecom SA (France)	52,982	1,553,809
Nippon Telegraph & Telephone Corp. (Japan)	212	1,038,188
Portugal Telecom SGPS SA (Portugal)	40,571	458,880
Telecom Italia SpA (Italy)	120,966	195,285
Telefonica SA (Spain)	40,859	1,081,286
Telstra Corp Ltd. (Australia)	47,539	193,231
Verizon Communications, Inc.	522,088	18,481,915
Windstream Corp.	757,900	9,352,486

		78,880,365

Electric Utilities — 1.6%
American Electric Power Co., Inc.	298,000	11,988,540
Contact Energy Ltd. (New Zealand)	32,216	196,182
DPL, Inc.	23,200	612,016
Duke Energy Corp.	816,400	14,189,032
E.ON AG (Germany)	7,197	1,449,838
Edison International	252,900	12,994,002
EL Paso Electric Co.(a)(b)	10,700	211,860
Enel SpA (Italy)	134,410	1,275,071
Energias de Portugal SA (Portugal)	65,321	339,664
HongKong Electric Holdings (Hong Kong)	97,000	580,339
Iberdrola SA (Spain)	18,723	249,462
Pepco Holdings, Inc.	198,300	5,086,395
Progress Energy, Inc.(b)	39,000	1,631,370
Sierra Pacific Resources	25,000	317,750
Union Fenosa, SA (Spain)	5,685	330,369

		51,451,890

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electrical Equipment — 0.7%
ABB Ltd. (Switzerland)	39,166	$1,108,627
Acuity Brands, Inc.(b)	70,900	3,408,872
Alstom (France)	2,885	661,549
Emerson Electric Co.	301,200	14,894,339
Energy Conversion Devices, Inc.(a)	17,800	1,310,792
First Solar, Inc.(a)	2,400	654,768
Hubbell, Inc. (Class B Stock)	10,500	418,635
Mitsubishi Electric Corp. (Japan)	27,000	291,143
Prysmian SpA (Italy)	3,905	98,584

		22,847,309

Electronic Equipment & Instruments — 0.1%
Agilent Technologies, Inc.(a)	83,600	2,971,144
Cognex Corp.	17,100	394,155
Hitachi Ltd. (Japan)	49,000	353,477
Hoya Corp. (Japan)	4,100	94,792
Nippon Electric Glass Co. Ltd. (Japan)	56,000	968,800
Premier Farnell PLC (United Kingdom)	14,762	51,629
Shimadzu Corp. (Japan)	11,000	109,498

		4,943,495

Energy Equipment & Services — 2.0%
Cameron International Corp.(a)	148,300	8,208,405
ENSCO International, Inc.(b)	58,000	4,682,920
FMC Technologies, Inc.(a)(b)	123,400	9,493,162
Halliburton Co.	277,700	14,737,539
Noble Corp.	97,800	6,353,088
Patterson-UTI Energy, Inc.	131,200	4,728,448
Petroleum Geo-Services ASA Norway(a)	24,700	604,866
Pride International, Inc.(a)(b)	58,300	2,757,007
Schlumberger Ltd. (Netherlands)	69,300	7,444,899
Smith International, Inc.	42,600	3,541,764
Unit Corp.(a)	30,600	2,538,882

		65,090,980

Exchange Traded Fund
iShares MSCI EAFE Index Fund	6,300	432,810

Food & Staples Retailing — 1.7%
AWB Ltd. (Australia)	17,190	39,715
Casino Guichard-Perrachon SA (France)	4,198	474,077
CVS Caremark Corp.	93,100	3,683,967
Koninklijke Ahold NV (Netherlands)	8,209	110,047
Kroger Co. (The)	525,900	15,182,733
Safeway, Inc.	446,500	12,747,575
SUPERVALU, Inc.	48,000	1,482,720
UNY Co. Ltd. (Japan)	11,000	108,358
Wal-Mart Stores, Inc.	354,300	19,911,660
Wesfarmers Ltd. (Australia), PPS	4,488	161,901
Wesfarmers Ltd. (Australia)	10,067	359,973
Woolworths Ltd. (Australia)	30,552	716,111

		54,978,837

Food Products — 1.0%
Archer-Daniels-Midland Co.(b)	325,600	10,989,000
ConAgra Foods, Inc.	52,100	1,004,488

SEE NOTES TO FINANCIAL STATEMENTS.

A48

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food Products (continued)
Dean Foods Co.(a)(b)	21,300	$417,906
Del Monte Foods Co.	59,000	418,900
General Mills, Inc.	179,500	10,908,215
Goodman Fielder Ltd. (Australia)	363,948	490,204
Lindt & Spruengli AG (Switzerland)	70	192,904
Nestle SA (Class B Stock) (Switzerland)	27,070	1,219,901
Nichirei Corp. (Japan)	25,000	128,314
Nisshin Seifun Group, Inc. (Japan)	4,000	50,252
Sara Lee Corp.	469,700	5,753,825
Unilever PLC (United Kingdom)	14,122	401,232
Wilmar International Ltd. (Singapore)	267,000	992,995

		32,968,136

Gas Utilities
Tokyo Gas Co. Ltd. (Japan)	76,000	306,333

Healthcare Equipment & Supplies — 1.6%
Analogic Corp.	9,400	592,858
Baxter International, Inc.	154,000	9,846,760
Becton, Dickinson & Co.(b)	145,900	11,861,670
Covidien Ltd. (Bermuda)	145,000	6,944,050
Medtronic, Inc.	415,800	21,517,650
St. Jude Medical, Inc.(a)(b)	10,700	437,416
Stryker Corp.(b)	27,200	1,710,336
Terumo Corp. (Japan)	1,400	71,460

		52,982,200

Healthcare Providers & Services — 0.9%
Express Scripts, Inc.(a)(b)	233,300	14,632,576
Humana, Inc.(a)	70,300	2,795,831
Suzuken Co. Ltd. (Japan)	5,300	195,659
UnitedHealth Group, Inc.(b)	450,800	11,833,500

		29,457,566

Hotels, Restaurants & Leisure — 0.8%
Darden Restaurants, Inc.	180,900	5,777,946
Doutor Nichires Holdings Co. Ltd. (Japan)	3,200	48,760
International Speedway Corp.	7,200	281,016
Jack in the Box, Inc.(a)(b)	102,300	2,292,543
Kuoni Reisen Holding AG (Switzerland)	241	115,541
McDonald’s Corp.	149,600	8,410,513
OPAP SA (Greece)	20,488	716,854
TABCORP Holdings Ltd. (Australia)	71,264	670,194
Tatts Group Ltd. (Australia)	55,279	124,534
Wyndham Worldwide Corp.	37,200	666,252
Yum! Brands, Inc.(b)	192,800	6,765,352

		25,869,505

Household Durables — 0.1%
Matsushita Electric Industrial Co. Ltd. (Japan)	63,000	1,358,667
Taylor Wimpey PLC (United Kingdom)	55,142	67,549
Whirlpool Corp.(b)	15,800	975,334

		2,401,550

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products — 1.5%
Henkel AG & Co. KGaA (Germany)	1,303	$48,777
Kimberly-Clark Corp.	245,400	14,670,012
Procter & Gamble Co.	549,405	33,409,318
Reckitt Benckiser Group PLC (United Kingdom)	16,539	835,352

		48,963,459

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(a)(b)	258,200	4,960,022
Electric Power Development Co. Ltd. (Japan)	13,200	489,787

		5,449,809

Industrial Conglomerates — 2.3%
3M Co.	156,900	10,918,671
Cookson Group PLC (United Kingdom)	2,941	36,587
General Electric Co.	1,877,500	50,110,474
Hutchison Whampoa Ltd. (Hong Kong)	42,000	423,380
Siemens AG (Germany)	2,914	321,215
Tyco International Ltd. (Bermuda)	352,100	14,098,084
Wendel (France)	4,826	488,609

		76,397,020

Insurance — 2.8%
ACE Ltd. (Cayman Islands)	196,900	10,847,221
Aegon NV (Netherlands)	40,195	528,433
Aflac, Inc.	30,000	1,884,000
Allianz AG (Germany)	3,940	692,503
Allied World Assurance Co. Holdings Ltd. (Bermuda)	10,100	400,162
Allstate Corp. (The)	195,400	8,908,286
American Financial Group, Inc.	120,900	3,234,075
American International Group, Inc.	218,835	5,790,374
Arch Capital Group Ltd. (Bermuda)(a)	20,200	1,339,664
Aspen Insurance Holdings Ltd. (Bermuda)	69,300	1,640,331
Aviva PLC (United Kingdom)	106,705	1,057,883
AXA SA (France)	1,805	53,186
Chubb Corp. (The)	145,100	7,111,351
CNP Assurances (France)	2,470	278,485
Endurance Specialty Holdings Ltd. (Bermuda)	67,800	2,087,562
Hartford Financial Services Group, Inc.	181,200	11,700,085
Legal & General Group PLC (United Kingdom)	107,545	213,404
Mapfre SA (Spain)	156,441	746,790
MetLife, Inc.(b)	88,700	4,680,699
Tokio Marine Holdings, Inc. (Japan)	5,900	230,032
Montpelier Re Holdings Ltd. (Bermuda)	60,600	893,850
Muenchener Rueckversicherungs AG (Germany)	4,405	772,681
Old Mutual PLC (United Kingdom)	326,305	599,008
PartnerRe Ltd. (Bermuda)	68,800	4,756,144

SEE NOTES TO FINANCIAL STATEMENTS.

A49

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Insurance (continued)
Platinum Underwriters Holdings Ltd. (Bermuda)	140,700	$4,588,227
Royal & Sun Alliance Insurance Group (United Kingdom)	46,557	115,906
SCOR SE (France)	12,889	293,482
Swiss Reinsurance (Switzerland)	9,592	635,871
Travelers Cos., Inc. (The)	324,400	14,078,961
XL Capital Ltd. (Class A Stock)	79,400	1,632,464
Zurich Financial Services AG (Switzerland)	1,737	442,683

		92,233,803

Internet & Catalog Retail — 0.1%
Dena Co. Ltd. (Japan)	33	194,547
Home Retail Group (United Kingdom)	127,400	550,520
IAC/Interactive Corp.(a)	169,300	3,264,104

		4,009,171

Internet Software & Services — 0.8%
EarthLink, Inc.(a)(b)	364,100	3,149,465
eBay, Inc.(a)	430,800	11,773,764
Google, Inc. (Class A Stock)(a)	18,200	9,580,844
Valueclick, Inc.(a)	48,900	740,835

		25,244,908

IT Services — 0.4%
Accenture Ltd. (Class A Stock) (Bermuda)	204,900	8,343,528
Affiliated Computer Services, Inc. (Class A Stock)(a)	42,100	2,251,929
Automatic Data Processing, Inc.(b)	32,700	1,370,130
Convergys Corp.(a)	16,700	248,162
MAXIMUS, Inc.(b)	7,000	243,740

		12,457,489

Leisure Equipment & Products
Jakks Pacific, Inc.(a)	14,700	321,195
Sankyo Co. Ltd. (Japan)	3,600	234,609

		555,804

Life Sciences, Tools & Services — 0.3%
Applera Corp. — Applied Biosystems Group	203,500	6,813,180
Dionex Corp.(a)(b)	25,500	1,692,435
Thermo Fisher Scientific, Inc.(a)(b)	54,900	3,059,577

		11,565,192

Machinery — 0.9%
Alfa Laval AB (Sweden)	8,000	123,595
Atlas Copco AB (Class A Stock) (Sweden)	9,200	134,553
Caterpillar, Inc.(b)	18,800	1,387,816
Charter PLC (United Kingdom)	31,972	550,314
Crane Co.	16,000	616,480
Cummins, Inc.	49,200	3,223,584
Deere & Co.	45,200	3,260,276
EnPro Industries, Inc.(a)(b)	15,500	578,770
Hitachi Construction Machine Co. Ltd. (Japan)	3,600	100,862

COMMON STOCKS (continued)	Shares	Value (Note 2)

Machinery (continued)
Illinois Tool Works, Inc.	102,400	$4,865,024
Ingersoll-Rand Co. (Class A Stock) (Bermuda)	296,800	11,109,223
Komori Corp. (Japan)	14,000	255,253
Kone Oyj (Class B Stock) (Finland)	6,227	217,671
Konecranes Oyj (Finland)	10,425	428,044
MAN AG (Germany)	6,278	695,049
NSK Ltd. (Japan)	32,000	279,964
Scania AB-B Shares (Sweden)	9,200	125,260
Sulzer AG (Switzerland)	1,410	178,138
Trelleborg AB (Class B Stock) (Sweden)	3,000	45,016
Volvo AB (Class B Stock) (Sweden)	16,193	197,183

		28,372,075

Marine — 0.1%
Mitsui OSK Lines Ltd. (Japan)	30,000	427,462
Nippon Yusen KK (Japan)	112,000	1,076,912
Orient Overseas International Ltd. (Hong Kong)	21,000	105,037

		1,609,411

Media — 2.0%
CBS Corp. (Class B Stock)	362,019	7,055,750
Comcast Corp. (Class A Stock)(b)	40,673	771,567
Daily Mail & General Trust (United Kingdom)	9,901	61,511
DIRECTV Group, Inc.(a)	573,900	14,869,749
Fuji Television Network, Inc. (Japan)	147	221,500
Gannett Co., Inc.(b)	414,200	8,975,714
Time Warner, Inc.(b)	104,350	1,544,380
Viacom, Inc. (Class B Stock)(a)	323,700	9,885,798
Vivendi (France)	23,728	894,697
Walt Disney Co.(b)	676,000	21,091,201

		65,371,867

Metals & Mining — 0.9%
Alcoa, Inc.(b)	145,400	5,179,148
Anglo American PLC (United Kingdom)	17,338	1,217,711
ArcelorMittal (Netherlands)	9,701	957,667
BHP Billiton Ltd. (Australia)	31,048	1,300,698
BHP Billiton PLC (United Kingdom)	18,144	695,822
Eurasian Natural Resources Corp. (United Kingdom)(a)	3,050	80,360
Newmont Mining Corp.	253,000	13,196,481
Nucor Corp.	30,400	2,269,968
OneSteel Ltd. (Australia)	59,359	423,371
Rio Tinto Ltd. (Australia)	1,119	145,355
Rio Tinto PLC (United Kingdom)	18,603	2,240,302
Salzgitter AG (Germany)	4,462	816,682
ThyssenKrupp AG (Germany)	8,846	554,395
Vedanta Resources PLC (United Kingdom)	644	27,812
Voestalpine AG (Austria)	6,790	555,662
Xstrata PLC (Switzerland)	7,384	588,212
Yamato Kogyo Co. Ltd. (Japan)	6,400	304,977

		30,554,623

SEE NOTES TO FINANCIAL STATEMENTS.

A50

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Multiline Retail — 0.1%
Big Lots, Inc.(a)(b)	84,600	$2,642,904
Dollar Tree, Inc.(a)	17,400	568,806
Marks & Spencer Group PLC (United Kingdom)	46,229	300,605

		3,512,315

Multi-Utilities — 0.4%
AGL Energy Ltd. (Australia)	5,309	72,780
Centerpoint Energy, Inc.	89,800	1,441,290
Dominion Resources, Inc.(b)	14,100	669,609
DTE Energy Co.(b)	32,500	1,379,300
National Grid PLC (United Kingdom)	82,791	1,085,245
NiSource, Inc.	147,900	2,650,368
Public Service Enterprise Group, Inc.	123,600	5,676,948
RWE AG (Germany)	4,143	521,254
Suez SA (France)	1,906	129,203

		13,625,997

Office Electronics — 0.3%
Ricoh Co. Ltd. (Japan)	3,000	54,132
Xerox Corp.	763,500	10,353,060
Zebra Technologies Corp.(a)	18,400	600,576

		11,007,768

Oil, Gas & Consumable Fuels — 8.3%
Apache Corp.(b)	115,700	16,082,300
BP PLC (United Kingdom)	194,005	2,248,630
Chesapeake Energy Corp.	123,500	8,146,060
Chevron Corp.	477,156	47,300,474
ConocoPhillips (Class B Stock)	348,434	32,888,685
Cosmo Oil Co. Ltd. (Japan)	16,000	57,861
Devon Energy Corp.	75,400	9,060,064
ENI SpA (Italy)	36,418	1,352,944
Exxon Mobil Corp.(b)	1,094,016	96,415,631
Lundin Petroleum AB (Sweden)(a)	6,600	97,120
Marathon Oil Corp.	246,300	12,775,581
Nippon Oil Corp. (Japan)	60,000	402,882
Noble Energy, Inc.	24,200	2,433,552
Occidental Petroleum Corp.	227,400	20,434,164
OMV AG (Austria)	2,070	161,730
Repsol YPF SA (Spain)	20,100	788,814
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	42,938	1,719,370
Royal Dutch Shell PLC (Netherlands)	50,471	2,068,880
Singapore Petroleum Co. Ltd. (Singapore)	35,000	169,784
Southwestern Energy Co.(a)	15,100	718,911
StatoilHydro ASA (Norway)	9,900	369,367
Sunoco, Inc.(b)	47,300	1,924,637
Total SA (France)	30,229	2,573,051
Williams Cos., Inc.	410,500	16,547,255

		276,737,747

Paper & Forest Products
Mondi PLC (United Kingdom)	28,488	167,209
Sonae Industria SGPS SA (Portugal)	6,140	24,933

		192,142

COMMON STOCKS (continued)	Shares	Value (Note 2)

Personal Products — 0.1%
Avon Products, Inc.	32,200	$1,159,844
Nu Skin Enterprises, Inc. (Class A Stock)	32,700	487,884

		1,647,728

Pharmaceuticals — 4.4%
Abbott Laboratories	234,800	12,437,356
AstraZeneca PLC (United Kingdom)	14,179	602,867
Bristol-Myers Squibb Co.	475,900	9,770,227
Eli Lilly & Co.	279,400	12,897,104
Forest Laboratories, Inc.(a)	52,100	1,809,954
GlaxoSmithKline PLC (United Kingdom)	57,314	1,266,969
Johnson & Johnson	510,598	32,851,875
King Pharmaceuticals, Inc.(a)	383,600	4,016,292
Kyowa Hakko Kogyo Co. Ltd. (Japan)	54,000	553,298
Medicines Co. (The)(a)	30,100	596,582
Merck & Co., Inc.	594,300	22,399,167
Novartis AG (Switzerland)	37,081	2,040,649
Pfizer, Inc.(b)	1,687,365	29,478,267
Roche Holding AG (Switzerland)	3,418	614,462
Sanofi-Aventis (France)	25,061	1,665,279
Shionogi & Co. Ltd. (Japan)	29,000	572,162
Taisho Pharmaceutical Co. Ltd. (Japan)	14,000	259,604
Tanabe Seiyaku Co. Ltd. (Japan)	8,000	104,572
Warner Chilcott Ltd. (Class A Stock) (Bermuda)(a)	14,400	244,080
Wyeth	243,500	11,678,260

		145,859,026

Real Estate Investment Trusts — 0.5%
Brandywine Realty Trust(b)	230,900	3,638,984
CBL & Associates Properties, Inc.(b)	105,800	2,416,472
Host Hotels & Resorts, Inc.(b)	407,000	5,555,551
ING Industrial Fund (Australia)	247,412	372,376
iStar Financial, Inc.(b)	100,700	1,330,247
Mirvac Group (Australia)	32,272	91,575
ProLogis(b)	10,100	548,935
Strategic Hotels & Resorts, Inc.	68,500	641,845
Sunstone Hotel Investors, Inc.	114,800	1,905,680

		16,501,665

Real Estate Management & Development — 0.1%
Cheung Kong Holdings Ltd. (Hong Kong)	11,000	148,270
Hysan Development Co. Ltd. (Hong Kong)	16,000	43,913
IMMOFINANZ AG (Austria)	11,857	122,080
K.K. DaVinci Advisors (Japan)(a)	696	476,519
Leopalace21 Corp. (Japan)	19,800	283,430
Meinl European Land Ltd. (Austria)(a)	14,406	161,516
Nomura Real Estate Holdings, Inc. (Japan)	10,200	215,172

SEE NOTES TO FINANCIAL STATEMENTS.

A51

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Management & Development (continued)
Wharf (Holdings) Ltd. (The) (Hong Kong)	42,000	$175,870
Wheelock & Co. Ltd. (Hong Kong)	69,000	184,950

		1,811,720

Road & Rail — 0.8%
Burlington Northern Santa Fe Corp.	10,000	998,900
Central Japan Railway Co. (Japan)	83	914,536
CSX Corp.	200,600	12,599,686
National Express Group PLC (United Kingdom)	2,170	40,935
Norfolk Southern Corp.(b)	205,200	12,859,884

		27,413,941

Semiconductors & Semiconductor Equipment — 1.6%
Amkor Technology, Inc.(a)	64,500	671,445
Analog Devices, Inc.	168,700	5,359,599
Broadcom Corp. (Class A Stock)(a)(b)	486,300	13,271,127
Intel Corp.(b)	620,200	13,321,896
LSI Logic Corp.(a)(b)	119,200	731,888
Micrel, Inc.	49,100	449,265
Micronics Japan Co. Ltd. (Japan)	800	28,855
National Semiconductor Corp.	120,000	2,464,800
Silicon Laboratories, Inc.(a)	58,600	2,114,874
Teradyne, Inc.(a)	134,100	1,484,487
Texas Instruments, Inc.	464,500	13,080,320
Volterra Semiconductor Corp.(a)	16,400	283,064

		53,261,620

Software — 2.6%
Adobe Systems, Inc.(a)	338,500	13,333,515
Hitachi Software Engineering Co. Ltd. (Japan)	2,300	50,577
Konami Corp. (Japan)	4,800	167,707
Microsoft Corp.	1,814,000	49,903,139
Nintendo Co. Ltd. (Japan)	1,800	1,015,398
Oracle Corp.(a)	460,900	9,678,900
SAP AG (Germany)	1,947	101,534
Sumisho Computer Systems Corp. (Japan)	1,600	29,232
Symantec Corp.(a)(b)	682,200	13,200,570

		87,480,572

Specialty Retail — 0.7%
Buckle, Inc. (The)	10,100	461,873
Christopher & Banks Corp.	35,600	242,080
Esprit Holdings Ltd. (Hong Kong)	74,900	778,082
Fast Retailing Co. Ltd. (Japan)	9,000	852,663
Gymboree Corp.(a)	128,800	5,161,016
Home Depot, Inc.	318,350	7,455,756
Limited Brands, Inc.(b)	201,700	3,398,645
Rent-A-Center, Inc.(a)(b)	177,400	3,649,118
Shimamura Co. Ltd. (Japan)	800	49,273
Gap, Inc. (The)(b)	151,700	2,528,839

		24,577,345

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.(a)(b)	389,300	11,242,983
Deckers Outdoor Corp.(a)(b)	40,800	5,679,360

COMMON STOCKS (continued)	Shares	Value (Note 2)

Textiles, Apparel & Luxury Goods (continued)
Jones Apparel Group, Inc.	249,700	$3,433,375
Nisshinbo Industries, Inc. (Japan)	19,000	225,635
Onward Kashiyama Co. Ltd.	15,000	157,508
Skechers U.S.A., Inc. (Class A Stock)(a)	27,600	545,376
Swatch Group AG (Switzerland)	10,742	501,085

		21,785,322

Thrifts & Mortgage Finance — 0.5%
Federal National Mortgage Association	270,100	5,269,651
Hudson City Bancorp, Inc.(b)	623,100	10,393,308
Sovereign Bancorp, Inc.(b)	70,000	515,200

		16,178,159

Tobacco — 1.0%
Altria Group, Inc.	386,600	7,948,496
British American Tobacco PLC (United Kingdom)	18,537	639,412
Imperial Tobacco Group PLC (United Kingdom)	30,162	1,120,475
Philip Morris International, Inc.	245,700	12,135,123
Reynolds American, Inc.(b)	226,900	10,589,423

		32,432,929

Trading Companies & Distributors — 0.1%
Fastenal Co.(b)	9,500	410,020
Itochu Corp. (Japan)	55,000	585,817
Marubeni Corp. (Japan)	34,000	284,014
Mitsubishi Corp. (Japan)	23,400	771,296
Mitsui & Co. Ltd. (Japan)	32,000	706,691
Noble Group Ltd.	17,000	29,613
Sumitomo Corp. (Japan)	10,100	132,688
WESCO International, Inc.(a)	14,100	564,564

		3,484,703

Transportation Infrastructure
Macquarie Infrastructure Group (Australia)	318,911	709,282

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	94	580,722
Vodafone Group PLC (United Kingdom)	877,804	2,586,283

		3,167,005

TOTAL COMMON STOCKS ($2,075,835,757)		2,127,908,687

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany)	888	35,149
Volkswagen AG (Germany)	2,439	353,071

		388,220

Banking
JPMorgan Chase Capital XXVI	28,000	724,920

TOTAL PREFERRED STOCKS (cost $1,089,099)		1,113,140

SEE NOTES TO FINANCIAL STATEMENTS.

A52

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

RIGHTS				Units	Value (Note 2)

Commercial Banks
Barclays PLC (United Kingdom)(a)				29,146	$5,515
HBOS PLC (United Kingdom)(a)				38,054	8,148

TOTAL RIGHTS (cost $0)					13,663

LONG-TERM BONDS — 30.4%	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc., Notes, 144A	Baa2	4.75%	08/15/10	$2,150	2,175,794
Boeing Capital Corp., Sr. Notes(b)	A2	6.10%	03/01/11	925	974,233
Goodrich Corp., Notes	Baa2	6.80%	07/01/36	848	860,807
Northrop Grumman Corp., Gtd. Notes	Baa1	7.125%	02/15/11	3,500	3,731,137
Raytheon Co., Sr. Notes	Baa1	5.50%	11/15/12	595	610,133

					8,352,104

Airlines — 0.1%
American Airlines, Inc., Pass-thru Certs., Ser. 01-1	Ba1	6.817%	05/23/11	2,520	2,192,401
Continental Airlines, Inc., Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	298	271,066
Delta Air Lines, Inc., Pass Through Certs.	Baa1	6.821%	08/10/22	506	412,289
Southwest Airlines Co., Notes	Baa1	6.50%	03/01/12	1,005	980,145

					3,855,901

Asset Backed Securities — 0.6%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(g)	Baa1	2.9413%	03/15/12	1,170	1,135,800
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(g)	Baa1	2.9712%	02/15/12	60	58,589
Amortizing Residential Collateral Trust, Ser. 2002-BC7 M2(g)	BB(f)	3.8325%	10/25/32	107	63,300
Amortizing Residential Collateral Trust, Ser. 2002-BC9 M1(g)	Aa2	4.1325%	12/25/32	2,375	1,980,915
Bank of America Credit Card Trust, Ser. 2006-C5, Class C5(g)	Baa2	2.8712%	01/15/16	3,209	2,699,464
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(g)	A1	4.1325%	03/25/33	698	552,327
Centex Home Equity, Ser. 2005-A, Class M2(g)	Aa2	2.9825%	01/25/35	1,790	1,437,828
Citibank Credit Card Insurance Trust, Ser. 2006-C1, Class C1(g)	Baa2	2.8819%	02/20/15	1,350	1,162,611
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	Aaa	5.12%	07/25/35	1,215	1,192,766
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.70%	07/25/34	1,280	1,125,257
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(g)	Aa2	3.002%	06/25/36	1,450	1,084,475
Household Home Equity Loan Trust, Ser. 2005-2, Class M2(g)	Aa1	2.9719%	01/20/35	476	378,844
MBNA Master Credit Card Trust, Ser. 1999-J, Class A	Aaa	7.00%	02/15/12	1,830	1,904,151
Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2(g)	A2	3.5825%	03/25/34	701	586,245
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(g)	Aa2	3.382%	07/25/32	1,425	1,147,711
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(g)	A(f)	4.8075%	04/25/32	374	212,873
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(g)	Aaa	3.757%	09/25/32	1,086	941,722
Saxon Asset Securities Trust, Ser. 2005-2, Class M2(g)	Aa2	2.922%	10/25/35	1,170	981,966
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(g)	Aa2	2.9925%	02/25/34	1,325	1,095,782
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(g)	Aa2	2.732%	05/25/36	1,100	738,770
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.25%	02/20/21	559	534,892

					21,016,288

Automotive
Johnson Controls, Inc., Sr. Notes	A3	5.50%	01/15/16	245	235,043

Banking — 0.9%
Banco Bradesco (Cayman Islands), Notes	A2	8.75%	10/24/13	1,760	2,006,400
Bank of America Corp., Jr. Sub. Notes(g)	A1	8.00%	12/29/49	2,200	2,061,114
Bank of America Corp., Sub. Notes	Aa3	5.75%	08/15/16	1,775	1,694,853
Bank of America NA, Sub. Notes	Aa1	5.30%	03/15/17	930	853,693
Bank of America NA, Sub. Notes	Aa1	6.00%	10/15/36	410	363,399
Bank One Corp., Sub. Notes	Aa3	7.875%	08/01/10	2,250	2,381,632

SEE NOTES TO FINANCIAL STATEMENTS.

A53

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Banking (continued)
Bear Stearns Co., Inc. (The), Unsec. Notes	Baa1	5.30%	10/30/15	$515	$482,054
Bear Stearns Co., Inc. (The), Sr. Unsec. Notes	Baa1	6.40%	10/02/17	330	326,103
Bear Stearns Co., Inc. (The), Sr. Unsec. Notes	Baa1	7.25%	02/01/18	1,175	1,226,189
Citigroup, Inc., Jr. Sub. Notes(g)	A2	8.40%	04/30/49	1,900	1,806,159
Citigroup, Inc., Sub. Notes	A1	5.00%	09/15/14	454	420,478
Citigroup, Inc., Sub. Notes	A1	6.125%	08/25/36	570	482,081
Citigroup, Inc., Sub. Notes	A1	5.625%	08/27/12	2,800	2,754,672
Citigroup, Inc., Sr. Unsec. Notes	Aa3	6.875%	03/05/38	520	501,797
DEPFA ACS Bank (Ireland), Notes, 144A	Aaa	5.125%	03/16/37	1,380	1,310,765
First Union National Bank, Sub. Notes	Aa2	7.80%	08/18/10	2,100	2,213,104
HSBC Bank USA, Sr. Notes	Aa2	3.875%	09/15/09	250	246,939
Icici Bank Ltd. (India), Notes, 144A(g)	Baa2	3.25%	01/12/10	2,385	2,312,496
Icici Bank Ltd. (Singapore), Notes, 144A	Baa2	5.75%	11/16/10	1,410	1,393,965
JPMorgan Chase & Co., Sub. Notes	Aa3	6.50%	01/15/09	1,100	1,106,271
JPMorgan Chase & Co., Jr. Sub. Notes(g)	A1	7.90%	04/29/49	2,000	1,875,280
MUFG Capital Finance 1 Ltd., (Cayman Islands), Gtd. Notes(g)	A2	6.346%	07/29/49	800	693,434
Santander Central Hispano Issuances (Cayman Islands), Bank Gtd. Notes	Aa2	7.625%	09/14/10	695	737,779
Wells Fargo Bank, Sub. Notes	Aa1	4.75%	02/09/15	585	557,993
Wells Fargo Bank, Sub. Notes	Aa1	6.45%	02/01/11	65	67,925
Wells Fargo Capital XIII, Notes, M.T.N.(g)	Aa3	7.70%	12/26/49	1,000	994,047

					30,870,622

Brokerage — 0.5%
Goldman Sachs Group, Inc. (The), Sr. Notes	Aa3	5.45%	11/01/12	600	598,495
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	5.625%	01/15/17	1,190	1,102,603
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	6.45%	05/01/36	1,615	1,440,091
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	6.75%	10/01/37	104	95,134
Lehman Brothers Holdings, Inc., Sr. Notes, M.T.N.	A1	5.25%	02/06/12	1,715	1,622,962
Lehman Brothers Holdings, Inc., Sr. Unsec. Notes, M.T.N.	A1	6.875%	05/02/18	700	677,674
Lehman Brothers Holdings, Inc., Sub. Notes	A2	6.50%	07/19/17	582	538,419
Merrill Lynch & Co, Inc., Notes	A1	4.25%	02/08/10	1,170	1,144,886
Merrill Lynch & Co, Inc., Notes	A1	4.79%	08/04/10	295	286,807
Merrill Lynch & Co, Inc., Notes	A1	5.00%	01/15/15	615	560,384
Merrill Lynch & Co, Inc., Notes, M.T.N(b)	A1	5.77%	07/25/11	520	518,378
Merrill Lynch & Co, Inc., Notes, M.T.N	A1	6.875%	04/25/18	980	932,691
Merrill Lynch & Co, Inc., Sr. Unsec. Notes	A1	6.40%	08/28/17	35	32,432
Morgan Stanley, Notes	Aa3	5.30%	03/01/13	845	814,207
Morgan Stanley, Notes, M.T.N.	Aa3	5.45%	01/09/17	1,045	949,099
Morgan Stanley, Sr. Notes, M.T.N.(b)	Aa3	5.25%	11/02/12	930	904,995
Morgan Stanley, Sr. Unsec. Notes(b)	Aa3	5.75%	10/18/16	1,300	1,201,682
Morgan Stanley, Sr. Unsec. Notes, M.T.N.	Aa3	5.95%	12/28/17	620	562,839
Morgan Stanley, Sub. Notes	A1	4.75%	04/01/14	1,170	1,066,139

					15,049,917

Building Materials & Construction — 0.1%
American Standard, Inc., Gtd. Notes	Baa3	7.625%	02/15/10	770	807,496
Hanson PLC (United Kingdom), Sr. Unsub. Notes	Baa3	7.875%	09/27/10	1,000	1,051,936
Lafarge SA (France), Notes	Baa2	6.15%	07/15/11	910	915,308

					2,774,740

Cable — 0.2%
AT&T Broadband LLC, Gtd. Notes(e)	Baa2	9.455%	11/15/22	255	308,290
Comcast Corp., Gtd. Notes	Baa2	6.45%	03/15/37	220	204,752
Comcast Corp., Sr. Unsec. Notes	Baa2	6.50%	11/15/35	450	427,781
Cox Communications, Inc., Notes, Class A	Baa3	6.75%	03/15/11	950	980,439
Cox Communications, Inc., Notes, Class A	Baa3	7.875%	08/15/09	1,275	1,308,016
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.40%	07/02/12	2,510	2,484,646

					5,713,924

SEE NOTES TO FINANCIAL STATEMENTS.

A54

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Capital Goods — 0.2%
Caterpillar Financial Services Corp., Notes, M.T.N.	A2	5.50%	03/15/16	$825	$826,517
Caterpillar, Inc., Debs.	A2	7.25%	09/15/09	700	728,474
Erac USA Finance Co., Gtd. Notes, 144A	Baa2	5.80%	10/15/12	460	434,769
Erac USA Finance Co., Gtd. Notes, 144A	Baa2	6.375%	10/15/17	1,302	1,163,468
Erac USA Finance Co., Gtd. Notes, 144A	Baa2	7.00%	10/15/37	380	316,077
FedEx Corp., Gtd. Notes	Baa2	7.25%	02/15/11	400	416,480
General Electric Co., Sr. Unsec. Notes	Aaa	5.25%	12/06/17	200	192,266
Honeywell International, Inc., Sr. Unsec. Notes	A2	5.70%	03/15/37	45	42,397
Honeywell International, Inc., Sr. Unsub. Notes	A2	6.125%	11/01/11	1,095	1,161,668
United Technologies Corp., Debs.	A2	8.875%	11/15/19	390	500,061
United Technologies Corp., Notes	A2	6.35%	03/01/11	825	868,100

					6,650,277

Chemicals — 0.3%
Dow Chemical Co. (The), Debs.	A3	5.97%	01/15/09	390	393,974
Dow Chemical Co. (The), Sr. Notes	A3	6.125%	02/01/11	685	707,511
Huntsman LLC, Gtd. Notes	Ba1	11.625%	10/15/10	2,000	2,065,000
ICI Wilmington, Inc., Gtd. Notes	Baa2	5.625%	12/01/13	720	728,112
Lubrizol Corp., Sr. Notes	Baa3	4.625%	10/01/09	860	855,965
Monsanto Co., Gtd. Notes	A2	5.875%	04/15/38	605	582,335
PPG Industries, Inc., Sr. Unsec. Notes	A3	5.75%	03/15/13	3,500	3,558,657
Union Carbide Corp., Debs.	Ba2	7.50%	06/01/25	460	450,061

					9,341,615

Collateralized Mortgage Obligations — 0.4%
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(g)	Aaa	4.452%	02/25/35	1,302	1,236,990
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(g)	Aaa	4.378%	03/25/35	940	915,642
Bank of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Aaa	6.00%	01/25/36	3,654	3,470,370
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(g)	Aaa	4.353%	02/25/37	3,778	3,729,154
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Aaa	5.25%	09/25/19	1,324	1,210,273
JP Morgan Mortgage Trust, Ser. 2007-A1, Class 4A1(g)	Aaa	4.069%	07/25/35	2,539	2,482,350
Master Alternative Loan Trust, Ser. 2004-4, Class 4A1	Aaa	5.00%	04/25/19	455	404,764
Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A3(g)	Aaa	4.17%	02/25/34	862	808,749
Washington Mutual Alternative Mortgage, Pass-Through Certificates, Ser. 2005-1, Class 3A	AAA(f)	5.00%	03/25/20	504	484,977

					14,743,269

Commercial Mortgage Backed Securities — 3.8%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3(g)	AAA(f)	4.873%	03/11/41	2,500	2,441,957
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,709,534
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB(g)	AAA(f)	5.1227%	11/10/42	855	840,079
Banc of America Commercial Mortgage, Inc., Ser. 2006-2, Class A4(g)	AAA(f)	5.929%	05/10/45	2,300	2,245,873
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(g)	Aaa	5.838%	06/10/49	5,900	5,822,849
Bear Stearns Commercial Mortgage Securities, Ser. 2004-T16, Class A-6(g)	AAA(f)	4.75%	02/13/46	4,500	4,249,557
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB(g)	Aaa	4.823%	02/13/42	1,775	1,698,416
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T20, Class AAB, I/O(g)	Aaa	5.286%	10/12/42	2,400	2,338,452
Commerical Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(g)	A-(f)	5.44%	09/15/30	890	793,262
Commercial Mortgage Load Trust, Ser. 2008-LS1, Class A2(g)	Aaa	6.221%	12/10/49	2,200	2,195,391
Commercial Mortgage Pass-Through Certificates, I/O Ser. 2004-LB2A, Class X2, 144A(g)	AAA(f)	0.873%	03/10/39	10,753	187,475
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C5, Class A3	Aaa	5.311%	12/15/39	1,790	1,681,033
CS First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	880	859,539
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,400	1,353,025
CS Mortgage Capital Certificate Corp., Ser. 2006-C1, Class A4(g)	AAA(f)	5.552%	02/15/39	2,700	2,600,337
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(g)	AAA(f)	6.015%	05/15/46	2,200	2,100,915
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(f)	7.62%	06/10/33	2,613	2,715,822
General Electric Capital Commercial Mortgage Corp., I/O, Ser. 2004-C2, Class X2, 144A(g)	Aaa	0.554%	03/10/40	20,404	266,779

SEE NOTES TO FINANCIAL STATEMENTS.

A55

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Commercial Mortgage Backed Securities (continued)
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(f)	4.697%	05/10/43	$2,720	$2,549,080
Greenwich Capital Commercial Funding Corp., Inc., Ser. 2003-C1, Class A4	Aaa	4.111%	07/05/35	7,700	7,196,880
Greenwich Capital Commercial Funding Corp., Inc., Ser. 2005-GG5, Class A5(g)	Aaa	5.224%	04/10/37	9,550	9,171,020
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(g)	AAA(f)	5.587%	04/10/38	6,650	6,466,562
JPMorgan Chase & Co., Ser. 2005-CB13, Class A4(g)	Aaa	5.472%	01/12/43	2,340	2,261,684
JPMorgan Chase & Co., Ser. 2005-LDP5, Class A4(g)	Aaa	5.3445%	12/15/44	5,000	4,815,976
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(g)	Aaa	4.853%	03/15/46	4,200	4,075,260
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	6,350	6,084,752
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP4, Class A4(g)	Aaa	4.918%	10/15/42	2,500	2,358,543
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,900	3,774,980
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/0(g)	Aaa	0.07%	04/15/43	135,260	577,965
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class ASB	Aaa	5.37%	05/15/45	3,700	3,552,900
JPMorgan Commercial Mortgage Finance Corp., Ser. 2000-C10, Class A2(g)	Aaa	7.371%	08/15/32	7,501	7,726,830
JPMorgan Commercial Mortgage Finance Corp., Ser. 2003-CB6, Class A2(g)	Aaa	5.255%	07/12/37	2,100	2,075,882
KeyCorp., Ser. 2000-C1, Class A2(g)	Aaa	7.727%	05/17/32	7,909	8,175,445
LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A3	Aaa	4.83%	11/15/27	1,460	1,429,924
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(g)	AAA(f)	4.826%	08/15/29	3,910	3,794,239
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	2,480	2,380,776
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(g)	Aaa	6.104%	06/12/46	1,795	1,768,420
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	1,930,102
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(g)	AAA(f)	5.944%	10/15/42	2,600	2,538,470
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	4,360,612
Morgan Stanley Capital I, Ser. 2007-T27, AAB(g)	AAA(f)	5.803%	06/11/42	1,105	1,067,749

					127,234,346

Consumer — 0.1%
Avon Products, Inc., Sr. Unsec. Notes	A2	5.75%	03/01/18	1,500	1,493,286
Newell Rubbermaid, Inc., Sr. Unsec. Notes	Baa2	6.25%	04/15/18	1,700	1,687,261
Whirlpool Corp., Notes	Baa2	6.125%	06/15/11	965	990,296

					4,170,843

Electric — 0.7%
Appalachian Power Co., Sr. Notes, Ser. J	Baa2	4.40%	06/01/10	620	616,392
Arizona Public Service Co., Sr. Unsec.	Baa2	6.375%	10/15/11	1,305	1,313,994
Arizona Public Service Co., Unsec. Notes	Baa2	6.25%	08/01/16	175	166,703
Baltimore Gas & Electric Co., Sr. Unsec. Notes	Baa2	6.35%	10/01/36	550	500,976
Carolina Power & Light Co., First Mtge. Bonds(b)	A2	5.25%	12/15/15	525	526,653
CenterPoint Energy Houston Electric LLC, Mtge. Bonds, Ser. J2	Baa2	5.70%	03/15/13	740	743,375
CenterPoint Energy Houston Electric LLC, Mtge. Bonds, Ser. K2	Baa2	6.95%	03/15/33	590	591,094
Consolidated Edison Co. of New York, Sr. Unsec. Notes	A1	5.375%	12/15/15	730	725,427
Consolidated Edison Co. of New York, Sr. Unsec. Notes	A1	6.75%	04/01/38	200	206,975
Consumers Energy Co., First Mtge. Bonds, Ser. B	Baa1	5.375%	04/15/13	325	324,823
Dominion Resources, Inc., Sr. Notes, Ser. D	Baa2	5.125%	12/15/09	970	980,838
Duke Energy Carolinas LLC, First. Mtge Bonds	A2	6.05%	04/15/38	550	543,726
Duke Energy Carolinas LLC, Sr. Unsub. Notes	A3	6.10%	06/01/37	960	912,183
E.ON International Finance BV (Netherlands), Bonds, 144A	A2	6.65%	04/30/38	890	886,113
El Paso Electric Co., Sr. Unsec. Notes	Baa2	6.00%	05/15/35	670	565,044
Empresa Nacional de Electricidad S.A. (Chile), Bonds, Ser. B	Baa3	8.50%	04/01/09	1,070	1,099,307

SEE NOTES TO FINANCIAL STATEMENTS.

A56

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Electric (continued)
Empresa Nacional de Electricidad S.A. (Chile), Notes	Baa3	8.625%	08/01/15	$1,295	$1,472,143
Energy East Corp., Notes	Baa2	6.75%	09/15/33	145	137,715
Exelon Corp., Notes	Baa1	4.90%	06/15/15	155	142,621
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.95%	10/01/33	295	291,061
Georgia Power Co., Unsub. Notes	A2	5.70%	06/01/17	495	505,438
Indiana Michigan Power Co., Sr. Notes	Baa2	5.05%	11/15/14	460	434,147
Midamerican Energy Holdings Co., Sr. Notes, 144A	Baa1	5.75%	04/01/18	205	203,053
Midamerican Energy Holdings Co., Sr. Unsec. Notes	Baa1	5.95%	05/15/37	300	281,442
National Rural Utilities Cooperative Finance Corp., Notes, Ser. C, M.T.N.	A2	7.25%	03/01/12	185	196,933
Nevada Power Co., Mtge. Bonds, Ser. O	Baa3	6.50%	05/15/18	1,260	1,284,860
NiSource Finance Corp., Gtd. Notes	Baa3	5.25%	09/15/17	245	217,283
NiSource Finance Corp., Gtd. Notes	Baa3	5.45%	09/15/20	350	305,390
NSTAR Electric Co., Debs.	A1	4.875%	04/15/14	565	559,271
Oncor Electric Delivery Co., Debs.	Ba1	7.00%	09/01/22	475	463,180
Oncor Electric Delivery Co., Sec. Notes	Ba1	6.375%	01/15/15	345	340,420
Pacific Gas & Electric Co., Unsec. Notes	A3	6.05%	03/01/34	1,550	1,494,561
PPL Electric Utilities Corp., Sec. Notes	A3	6.25%	08/15/09	1,500	1,532,788
Public Service Co. of New Mexico, Sr. Unsec. Notes	Baa3	7.95%	05/15/18	140	144,043
Public Service Electric & Gas Co., Mtge. Bonds	A3	5.80%	05/01/37	535	514,482
Southern California Edison Co., First Mtge. Bonds	A2	4.65%	04/01/15	470	455,728
Xcel Energy, Inc., Sr. Notes	Baa1	3.40%	07/01/08	605	604,987
Xcel Energy, Inc., Sr. Notes	Baa1	5.613%	04/01/17	199	193,824
Xcel Energy, Inc., Sr. Notes	Baa1	6.50%	07/01/36	445	445,969

					22,924,962

Energy – Integrated — 0.1%
ConocoPhillips, Notes	A1	8.75%	05/25/10	1,505	1,637,816
LUKOIL International Finance BV (Netherlands), Gtd Notes, 144A	Baa2	6.356%	06/07/17	560	527,100
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.50%	07/18/16	1,425	1,348,335

					3,513,251

Energy – Other — 0.2%
Devon Financing Corp. ULC, Gtd. Notes	Baa1	7.875%	09/30/31	225	265,747
Halliburton Co., Sr. Unsec. Notes	A2	5.50%	10/15/10	150	155,396
Nexen, Inc. (Canada), Unsec. Notes	Baa2	6.40%	05/15/37	200	189,367
Pioneer Natural Resources Co., Bonds	Ba1	6.875%	05/01/18	1,500	1,407,899
Valero Energy Corp., Sr. Notes(b)	Baa3	6.125%	06/15/17	860	830,574
Valero Energy Corp., Sr. Notes	Baa3	6.625%	06/15/37	255	233,796
Weatherford International, Inc., Gtd. Notes	Baa1	6.35%	06/15/17	970	982,494
Western Oil Sands, Inc. (Canada), Sec. Notes	Baa1	8.375%	05/01/12	360	391,650
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.00%	11/15/13	1,315	1,263,288
XTO Energy, Inc., Sr. Unsec. Notes	Baa2	6.25%	08/01/17	585	591,012

					6,311,223

Foods — 0.6%
Bunge Ltd. Finance Corp., Notes	Baa2	5.35%	04/15/14	1,040	971,785
Cadbury Schweppes U.S. Finance LLC, Gtd. Notes, 144A	Baa2	3.875%	10/01/08	810	809,171
Cargill, Inc., 144A, Notes	A2	3.625%	03/04/09	1,875	1,861,858
Cargill, Inc., 144A, Sr. Unsec. Notes	A2	6.00%	11/27/17	670	666,157
ConAgra Foods, Inc., Notes	Baa2	7.875%	09/15/10	430	454,546
Delhaize Group (Belgium), Notes(b)	Baa3	6.50%	06/15/17	480	484,185
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.75%	10/23/17	1,005	991,923
Dr. Pepper Snapple Group, Inc., Sr. Notes, 144A	Baa3	6.82%	05/01/18	510	512,104
General Mills, Inc., Sr. Unsec. Notes	Baa1	6.00%	02/15/12	2,185	2,246,772
Heinz Co., Notes, 144A	Baa2	6.428%	12/01/08	1,290	1,301,262
Kellogg Co., Notes, Ser. B	A3	6.60%	04/01/11	1,875	1,972,684
Kraft Foods, Inc., Sr. Unsec. Notes	Baa2	5.625%	11/01/11	850	857,607
Kraft Foods, Inc., Sr. Unsec. Notes	Baa2	6.125%	02/01/18	980	952,639

SEE NOTES TO FINANCIAL STATEMENTS.

A57

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Foods (continued)
Kroger Co. (The), Gtd. Notes	Baa2	6.75%	04/15/12	$45	$47,389
Kroger Co. (The), Gtd. Notes	Baa2	6.80%	04/01/11	670	698,663
McDonald’s Corp., Sr. Unsec. Notes	A3	5.80%	10/15/17	720	734,946
McDonald’s Corp., Sr. Unsec. Notes, M.T.N.(b)	A3	4.30%	03/01/13	500	494,845
McDonald’s Corp., Sr. Unsec. Notes, M.T.N.	A3	6.30%	03/01/38	1,185	1,173,873
PepsiCo, Inc., Unsec. Notes	Aa2	5.00%	06/01/18	365	356,116
Tricon Global Restaurants, Sr. Notes	Baa2	8.875%	04/15/11	180	194,562
Tyson Foods, Inc., Sr. Unsec. Notes	Ba1	6.85%	04/01/16	735	667,926
Whitman Corp., Notes	Baa1	6.375%	05/01/09	1,530	1,566,879

					20,017,892

Foreign Government Bonds — 0.5%
DP World Ltd., Bonds, 144A	A1	6.85%	07/02/37	1,680	1,441,561
Gaz Capital for Gazprom (Luxembourg), Sr. Unsec. Notes. 144A	A3	7.288%	08/16/37	1,300	1,194,700
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	Baa1	8.625%	12/01/23	350	434,000
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	Baa1	5.875%	03/01/18	200	192,389
Petrobras International Finance Co. (Cayman Islands), Bonds	Baa1	8.375%	12/10/18	1,185	1,350,900
Quebec Province (Canada), Notes(b)	Aa2	4.60%	05/26/15	735	732,478
Quebec Province (Canada), Sr. Unsec. Notes	Aa2	5.75%	02/15/09	500	508,046
Republic of Italy (Italy), Notes, M.T.N.	A+(f)	5.375%	06/15/33	800	821,343
RSHB Capital SA for OJSC Russian Agricultural Bank (Russia), Bonds, 144A	A3	6.299%	05/15/17	2,190	2,020,603
United Mexican States Global Bond (Mexico), Notes	Baa1	5.875%	01/15/14	4,245	4,414,800
United Mexican States Global Bond (Mexico), Notes	Baa1	7.50%	01/14/12	1,290	1,402,230

					14,513,050

Gaming
Harrah’s Operating Co., Inc., Gtd. Notes(b)	Caa1	5.50%	07/01/10	625	558,594

Healthcare & Pharmaceutical — 0.4%
Abbott Laboratories, Notes(e)	A1	5.875%	05/15/16	1,145	1,178,043
AmerisourceBergen Corp., Gtd. Notes	Ba1	5.625%	09/15/12	915	909,488
AstraZeneca PLC (United Kingdom), Sr. Unsub. Notes	A1	6.45%	09/15/37	495	503,933
Bristol-Myers Squibb Co., Unsub. Notes	A2	5.875%	11/15/36	275	256,533
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.00%	10/15/17	1,150	1,163,907
Genentech, Inc., Sr. Notes	A1	4.75%	07/15/15	280	277,587
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65%	05/15/18	810	806,907
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	870	863,590
HCA, Inc., Sec. Notes	B2	9.25%	11/15/16	1,925	1,982,751
Laboratory Corp. of America Holdings, Sr. Unsec. Notes	Baa3	5.625%	12/15/15	580	547,839
Merck & Co., Inc., Bonds	Aa3	5.75%	11/15/36	110	105,112
Merck & Co., Inc., Debs.	Aa3	5.95%	12/01/28	165	161,725
Schering-Plough Corp., Sr. Notes	Baa1	5.55%	12/01/13	720	724,769
Schering-Plough Corp., Sr. Unsec. Notes	Baa1	6.00%	09/15/17	884	872,985
Schering-Plough Corp., Sr. Unsec. Notes	Baa1	6.55%	09/15/37	340	332,051
Teva Pharmaceutical Finance LLC, Gtd. Notes	Baa2	6.15%	02/01/36	120	114,889
Wyeth, Notes	A3	5.95%	04/01/37	1,715	1,655,382
Wyeth, Unsub. Notes	A3	5.50%	03/15/13	910	928,776
Wyeth, Unsub. Notes	A3	5.50%	02/01/14	255	257,062
Wyeth, Unsub. Notes	A3	6.45%	02/01/24	60	61,748

					13,705,077

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsub. Notes	A3	5.75%	06/15/11	390	403,384
Aetna, Inc., Sr. Unsub. Notes	A3	6.625%	06/15/36	515	494,534
Cigna Corp., Sr. Unsec. Notes	Baa2	6.15%	11/15/36	670	590,184
Coventry Health Care, Inc., Sr. Notes	Ba1	6.125%	01/15/15	2,290	2,108,773
UnitedHealth Group, Inc., Bonds	Baa1	6.00%	06/15/17	195	189,868
UnitedHealth Group, Inc., Bonds	Baa1	6.50%	06/15/37	420	382,998
UnitedHealth Group, Inc., Bonds	Baa1	6.625%	11/15/37	420	386,791

SEE NOTES TO FINANCIAL STATEMENTS.

A58

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Healthcare Insurance (continued)
UnitedHealth Group, Inc., Bonds(b)	Baa1	6.875%	02/15/38	$445	$421,110
UnitedHealth Group, Inc., Sr. Unsec. Notes	Baa1	5.25%	03/15/11	1,350	1,343,748
Wellpoint, Inc., Notes	Baa1	5.00%	12/15/14	860	806,979

					7,128,369

Insurance — 0.3%
American International Group, Inc., Jr. Sub. Debs., 144A(b)(g)	A1	8.175%	05/15/58	890	837,587
American International Group, Inc., Jr. Sub. Notes	A1	6.25%	03/15/37	420	328,761
American International Group, Inc., Notes	Aa3	4.25%	05/15/13	1,080	991,711
American International Group, Inc., Sr. Notes	Aa3	5.05%	10/01/15	180	163,094
American International Group, Inc., Sr. Unsec. Notes, M.T.N.	Aa3	5.85%	01/16/18	1,660	1,555,177
AXA SA (France), Sub. Notes	A3	8.60%	12/15/30	155	166,945
Berkshire Hathaway Finance Corp., Gtd. Notes	Aaa	4.75%	05/15/12	440	446,031
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.00%	03/15/34	850	739,615
Lincoln National Corp., Sr. Unsec. Notes	A3	6.30%	10/09/37	492	462,052
Marsh & McLennan Cos., Inc., Sr. Unsec. Notes	Baa2	5.15%	09/15/10	265	263,223
MetLife, Inc., Sr. Notes	A2	5.70%	06/15/35	1,020	899,386
MetLife, Inc., Sr. Notes	A2	6.125%	12/01/11	335	348,811
MetLife, Inc., Sr. Notes	A2	6.375%	06/15/34	400	383,674
St. Paul Travelers Cos., Inc. (The), Sr. Unsec. Notes	A2	6.75%	06/20/36	685	690,190
W.R. Berkley Corp., Sr. Notes	Baa2	5.60%	05/15/15	555	532,470
W.R. Berkley Corp., Sr. Notes	Baa2	6.15%	08/15/19	460	436,898
XL Capital Ltd. (Cayman Islands), Sr. Notes	Baa1	5.25%	09/15/14	85	77,103

					9,322,728

Lodging — 0.1%
Starwood Hotels & Resorts Worldwide, Inc., Notes(b)	Baa3	6.75%	05/15/18	2,800	2,640,582
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes	Baa3	6.25%	02/15/13	1,645	1,588,358

					4,228,940

Media & Entertainment — 0.1%
Chancellor Media Corp., Gtd. Notes	Baa3	8.00%	11/01/08	575	583,545
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,050	1,116,017
Time Warner, Inc., Debs.	Baa2	9.15%	02/01/23	505	579,380
Time Warner, Inc., Gtd. Notes	Baa2	6.75%	04/15/11	640	654,259
Time Warner, Inc., Gtd. Notes	Baa2	7.25%	10/15/17	790	804,383
Viacom, Inc., Sr. Notes	Baa3	6.875%	04/30/36	895	840,483

					4,578,067

Metals — 0.1%
Alcan, Inc. (Canada), Notes	A3	4.50%	05/15/13	115	110,188
Alcan, Inc. (Canada), Notes	A3	5.00%	06/01/15	600	574,754
Alcoa, Inc., Sr. Notes	Baa1	5.90%	02/01/27	70	62,126
Rio Tinto Finance USA Ltd. (Luxembourg), Gtd. Notes	A3	5.875%	07/15/13	1,000	1,005,544
Southern Copper Corp., Sr. Notes	Baa2	7.50%	07/27/35	125	122,399
United States Steel Corp., Sr. Unsub. Notes	Baa3	5.65%	06/01/13	580	564,725

					2,439,736

Mortgage Backed Securities — 12.3%
Federal Home Loan Mortgage Corp.		4.50%	02/01/19-07/01/20	5,917	5,764,858
Federal Home Loan Mortgage Corp.		5.00%	07/01/18-05/01/34	10,112	9,963,622
Federal Home Loan Mortgage Corp.		5.214%	12/01/35(g)	2,943	2,975,524
Federal Home Loan Mortgage Corp.		5.50%	TBA 30 YR	35,000	34,475,000
Federal Home Loan Mortgage Corp.		5.50%	12/01/33-02/01/34	8,701	8,606,497
Federal Home Loan Mortgage Corp.		5.532%	06/01/36(g)	4,900	4,988,126
Federal Home Loan Mortgage Corp.		6.00%	03/01/32-12/01/33	3,119	3,176,977
Federal Home Loan Mortgage Corp.		6.00%	TBA 30 YR	22,000	22,151,250
Federal Home Loan Mortgage Corp.		6.50%	12/01/14	337	351,020
Federal Home Loan Mortgage Corp.		7.00%	02/01/31-11/01/33	3,838	4,052,715

SEE NOTES TO FINANCIAL STATEMENTS.

A59

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Mortgage Backed Securities (continued)
Federal National Mortgage Assn.		4.00%	06/01/19	$1,820	$1,724,765
Federal National Mortgage Assn.		4.143%	07/01/33(g)	836	836,224
Federal National Mortgage Assn.		4.352%	11/01/35(g)	3,726	3,725,963
Federal National Mortgage Assn.		4.50%	11/01/18-01/01/35	12,562	12,086,007
Federal National Mortgage Assn.		5.00%	01/01/19-07/01/35	18,528	17,903,648
Federal National Mortgage Assn.		5.00%	TBA 15 YR	23,750	23,430,848
Federal National Mortgage Assn.		5.00%	TBA 30 YR	51,500	49,359,556
Federal National Mortgage Assn.		5.50%	03/01/16-05/01/37	51,606	51,179,403
Federal National Mortgage Assn.		5.50%	TBA 30 YR	54,750	53,962,968
Federal National Mortgage Assn.		5.906%	06/01/37(g)	12,424	12,659,104
Federal National Mortgage Assn.		6.00%	04/01/13-02/01/35	19,175	19,498,465
Federal National Mortgage Assn.		6.00%	TBA 30 YR	12,700	12,780,193
Federal National Mortgage Assn.		6.50%	07/01/17-09/01/37	12,812	13,230,244
Federal National Mortgage Assn.		7.00%	08/01/11-06/01/32	1,006	1,066,546
Federal National Mortgage Assn.		7.50%	06/01/12-05/01/32	751	793,763
Government National Mortgage Assn.		5.50%	11/15/32-02/15/36	12,986	12,968,714
Government National Mortgage Assn.		6.00%	04/15/33-08/15/37	7,426	7,556,900
Government National Mortgage Assn.		6.00%	TBA 30 YR	11,000	11,130,625
Government National Mortgage Assn.		6.50%	01/15/24-07/15/35	5,500	5,713,123
Government National Mortgage Assn.		8.00%	01/15/24-04/15/25	205	223,532

					408,336,180

Non-Captive Finance — 0.5%
Capital One Bank Corp., Sub. Notes	A3	6.50%	06/13/13	20	19,585
Capital One Financial Corp., Sr. Notes, M.T.N.	A3	5.70%	09/15/11	600	570,688
CIT Group Funding Co. (Canada), Gtd. Notes	Baa1	5.20%	06/01/15	680	468,374
Countrywide Financial Corp., Gtd. Notes, M.T.N.	Baa3	5.80%	06/07/12	1,190	1,125,509
General Electric Capital Corp., Notes, M.T.N.	Aaa	5.55%	05/04/20	1,190	1,141,479
General Electric Capital Corp., Notes, Ser. A, M.T.N	Aaa	6.125%	02/22/11	950	992,581
General Electric Capital Corp., Sr. Unsec. Notes	Aaa	5.625%	05/01/18	500	483,528
General Electric Capital Corp., Sr. Unsec. Notes	Aaa	5.875%	01/14/38	720	652,513
General Electric Capital Corp., Sr. Unsec. Notes, M.T.N.	Aaa	4.375%	11/21/11	2,525	2,530,535
GMAC LLC, Unsub., Notes(g)	B3	3.9256%	05/15/09	660	620,578
Household Finance Corp., Notes	Aa3	4.75%	05/15/09	370	370,372
HSBC Finance Corp., Sr. Notes	Aa3	5.70%	06/01/11	440	443,527
International Lease Finance Corp., Sr. Unsec. Notes	A1	6.375%	03/25/13	1,850	1,688,619
International Lease Finance Corp., Unsub. Notes	A1	3.50%	04/01/09	580	565,100
Residential Capital LLC, Sec. Notes, 144A(b)	Caa3	9.625%	05/15/15	816	395,760
SLM Corp., Sr. Unsec. Notes, M.T.N.	Baa2	8.45%	06/15/18	4,840	4,643,185

					16,711,933

Paper
Plum Creek Timberlands LP, Gtd. Notes	Baa3	5.875%	11/15/15	535	487,712

Pipelines & Other — 0.3%
Atmos Energy Corp., Notes	Baa3	4.00%	10/15/09	1,680	1,661,928
Duke Energy Field Services LLC, Notes	Baa2	7.875%	08/16/10	1,760	1,847,053
Enterprise Products Operating LP, Gtd. Notes, Ser. B	Baa3	6.875%	03/01/33	140	137,457
Enterprise Products Operating LP, Sr. Notes	Baa3	4.625%	10/15/09	740	737,352
Oneok Partners LP, Notes	Baa2	6.65%	10/01/36	420	400,314
Sempra Energy, Sr. Unsec. Notes	Baa1	6.00%	02/01/13	90	92,394
Spectra Energy Capital LLC, Gtd. Notes(b)	Baa1	6.20%	04/15/18	3,190	3,103,692
Spectra Energy Capital LLC, Sr. Unsub. Notes	Baa1	6.25%	02/15/13	235	239,158

					8,219,348

Railroads — 0.1%
Burlington Northern Santa Fe Corp., Debs.	Baa1	6.70%	08/01/28	670	672,896
CSX Corp., Sr. Notes	Baa3	6.25%	03/15/18	395	380,245
CSX Corp., Sr. Unsub. Notes	Baa3	6.15%	05/01/37	715	599,431

SEE NOTES TO FINANCIAL STATEMENTS.

A60

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Railroads (continued)
Norfolk Southern Corp., Sr. Notes	Baa1	7.80%	05/15/27	$18	$20,205
Norfolk Southern Corp., Sr. Unsec. Notes	Baa1	5.59%	05/17/25	525	474,578
Union Pacific Corp., Notes	Baa2	3.625%	06/01/10	1,375	1,349,787
Union Pacific Corp., Notes	Baa2	6.65%	01/15/11	750	782,806

					4,279,948

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partners LP, Gtd. Notes	Baa3	5.75%	04/01/12	1,295	1,217,928
Mack-Cali Realty LP, Notes	Baa2	7.25%	03/15/09	1,270	1,284,088
Post Apartment Homes LP, Notes	Baa3	6.30%	06/01/13	660	631,230
Post Apartment Homes LP, Sr. Notes	Baa3	5.45%	06/01/12	435	407,294
Simon Property Group LP, Sr. Unsec. Notes	A3	6.125%	05/30/18	2,800	2,723,828
Simon Property Group LP, Unsec. Notes	A3	5.75%	05/01/12	1,500	1,499,964

					7,764,332

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec. Notes	Baa2	5.75%	08/15/11	1,000	1,024,609
CVS Caremark Corp., Sr. Unsec. Notes	Baa2	5.75%	06/01/17	1,640	1,613,024
Federated Retail Holdings, Inc., Gtd. Notes	Baa3	5.35%	03/15/12	850	789,828
Federated Retail Holdings, Inc., Gtd. Notes	Baa3	5.90%	12/01/16	5	4,343
Home Depot, Inc. (The), Sr. Unsec. Notes	Baa1	5.875%	12/16/36	325	265,501
May Department Stores Co. (The), Notes	Baa3	6.65%	07/15/24	135	109,313
Nordstrom, Inc., Sr. Unsec. Notes	Baa1	6.25%	01/15/18	4,500	4,380,364
Target Corp., Sr. Unsec. Notes(b)	A2	7.00%	01/15/38	1,525	1,563,573
Wal-Mart Stores, Inc., Bonds	Aa2	5.25%	09/01/35	245	212,859
Wal-Mart Stores, Inc. (The), Sr. Unsec. Notes	Aa2	6.20%	04/15/38	1,045	1,026,769

					10,990,183

Structured Note — 0.1%
CDX North America High Yield, Sec. Notes, Ser. 10-T, 144A	B3	8.875%	06/29/13	2,300	2,124,625

Technology — 0.3%
Computer Sciences Corp., Sr. Unsec. Notes, 144A(b)	Baa1	6.50%	03/15/18	1,800	1,808,717
Dell, Inc., Sr. Unsec. Notes, 144A	A2	4.70%	04/15/13	1,625	1,581,487
Electronic Data Systems Corp., Notes	Baa3	7.45%	10/15/29	120	131,849
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,000	1,005,053
Intuit, Inc., Sr. Unsec. Notes	Baa2	5.40%	03/15/12	600	594,489
Jabil Circuit, Inc., Sr. Notes	Ba1	5.875%	07/15/10	1,875	1,830,470
Motorola, Inc., Sr. Notes	Baa2	8.00%	11/01/11	99	101,098
Oracle Corp., Sr. Unsec. Notes	A2	5.75%	04/15/18	1,155	1,154,012
Oracle Corp., Sr. Unsec. Notes	A2	6.50%	04/15/38	600	601,487

					8,808,662

Telecommunications — 0.9%
America Movil SAB de CV (Mexico), Unsec. Notes	A3	6.375%	03/01/35	580	550,938
AT&T Corp., Sr. Notes(e)	A2	8.00%	11/15/31	1,530	1,756,445
AT&T, Inc., Notes	A2	4.125%	09/15/09	1,070	1,071,251
AT&T, Inc., Notes	A2	5.30%	11/15/10	1,260	1,288,568
AT&T, Inc., Sr. Unsec. Notes(b)	A2	5.60%	05/15/18	1,045	1,019,587
AT&T Wireless Services, Inc., Notes	A2	8.125%	05/01/12	640	700,990
AT&T Wireless Services, Inc., Sr. Notes	A2	8.75%	03/01/31	1,339	1,588,829
BellSouth Corp., Notes	A2	4.20%	09/15/09	1,175	1,177,395
British Telecom PLC (United Kingdom), Bonds	Baa1	9.125%	12/15/30	1,475	1,773,075
Cingular Wireless LLC, Sr. Notes	A2	7.125%	12/15/31	505	513,188
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.75%	06/15/30	295	338,477
Embarq Corp., Notes	Baa3	7.082%	06/01/16	350	332,414
Embarq Corp., Notes	Baa3	7.995%	06/01/36	1,600	1,513,571
France Telecom SA (France), Notes	A3	8.50%	03/01/31	375	453,915
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsub. Notes	Baa2	8.00%	10/01/10	530	560,760
PCCW-HKT Capital Ltd., Gtd. Notes, 144A	Baa2	8.00%	11/15/11	2,370	2,528,929

SEE NOTES TO FINANCIAL STATEMENTS.

A61

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Telecommunications (continued)
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.00%	08/03/09	$2,000	$1,995,000
Qwest Corp., Notes	Ba1	8.875%	03/15/12	2,000	2,040,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.25%	11/15/13	320	302,287
Telecom Italia Capital SA (Luxembourg), Gtd. Notes(b)	Baa2	6.999%	06/04/18	1,000	1,008,518
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	215,513
TELUS Corp. (Canada), Notes	Baa1	8.00%	06/01/11	1,255	1,347,451
U.S. Cellular Corp., Sr. Notes	Baa3	6.70%	12/15/33	470	421,062
Verizon Communications, Inc., Sr. Unsec. Notes(b)	A3	6.10%	04/15/18	3,400	3,375,437
Vodafone Group PLC (United Kingdom), Sr. Notes	Baa1	7.75%	02/15/10	800	835,974

					28,709,574

Tobacco — 0.1%
Philip Morris International, Inc., Sr. Unsec. Notes	A2	4.875%	05/16/13	860	844,801
Reynolds American, Inc., Bonds	Baa3	6.75%	06/15/17	950	945,050
Reynolds American, Inc., Bonds	Baa3	7.25%	06/15/37	410	403,495

					2,193,346

U.S. Government Agency Obligations — 1.9%
Federal Farm Credit Bank		4.75%	05/07/10	415	426,883
Federal Farm Credit Bank		4.875%	01/17/17	855	867,634
Federal Home Loan Bank		3.50%	07/16/10	1,145	1,150,297
Federal Home Loan Bank		4.375%	10/03/08	8,140	8,172,543
Federal Home Loan Bank		4.50%	05/13/11	160	164,006
Federal Home Loan Bank		4.75%	04/24/09	4,470	4,537,828
Federal Home Loan Bank		5.00%	10/16/09	14,165	14,250,881
Federal Home Loan Bank		5.625%	06/11/21	2,390	2,490,050
Federal Home Loan Mortgage Corp.		3.875%	06/29/11	770	775,978
Federal Home Loan Mortgage Corp.		4.875%	06/13/18	620	626,190
Federal Home Loan Mortgage Corp.		5.25%	07/18/11	4,300	4,500,991
Federal National Mortgage Assn.		3.00%	07/12/10	1,760	1,752,047
Federal National Mortgage Assn.		3.375%	05/19/11	415	412,953
Federal National Mortgage Assn.(b)		3.875%	07/12/13	20,147	19,875,902
Federal National Mortgage Assn.		5.00%	03/15/16	672	685,925
Federal National Mortgage Assn.		6.125%	03/15/12	1,275	1,370,591
Tennessee Valley Authority		4.50%	04/01/18	1,445	1,411,699

					63,472,398

U.S. Government Treasury Obligations — 2.6%
United States Treasury Bonds(b)		5.00%	05/15/37	3,285	3,530,350
United States Treasury Bonds		6.00%	02/15/26	765	895,947
United States Treasury Bonds		6.25%	08/15/23	1,725	2,052,346
United States Treasury Bonds		6.875%	08/15/25	545	694,875
United States Treasury Bonds		7.50%	11/15/16	4,395	5,489,975
United States Treasury Bonds		7.875%	02/15/21	2,290	3,053,213
United States Treasury Bonds		8.125%	08/15/21	3,665	5,007,020
United States Treasury Bonds		8.75%	05/15/20-08/15/20	2,805	3,947,243
United States Treasury Bonds		8.875%	08/15/17	5,505	7,496,264
United States Treasury Inflation Index Bonds		0.88%	04/15/10	1,531	1,556,962
United States Treasury Inflation Index Bonds(b)		1.625%	01/15/15-1/15/18	1,449	1,490,106
United States Treasury Inflation Index Bonds(b)		1.875%	07/15/13-07/15/15	2,113	2,224,861
United States Treasury Inflation Index Bonds(b)		2.00%	01/15/26-01/15/26	5,044	5,275,191
United States Treasury Inflation Index Bonds		2.375%	04/15/11-01/15/27	5,043	5,326,508
United States Treasury Inflation Index Bonds(b)		2.50%	07/15/16	931	1,016,804
United States Treasury Inflation Index Bonds		2.625%	07/15/17	415	457,850
United States Treasury Inflation Index Bonds(b)		3.00%	07/15/12	1,374	1,508,637
United States Treasury Inflation Index Bonds		3.375%	01/15/12-04/15/32	666	762,507
United States Treasury Inflation Index Bonds		3.50%	01/15/11	629	685,124
United States Treasury Inflation Index Bonds		3.625%	04/15/28	956	1,193,121

SEE NOTES TO FINANCIAL STATEMENTS.

A62

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM BONDS (continued)	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

U.S. Government Treasury Obligations (continued)
United States Treasury Inflation Index Bonds		3.875%	04/15/29	$1,052	$1,366,677
United States Treasury Inflation Index Bonds		4.25%	01/15/10	626	670,880
United States Treasury Notes		3.375%	06/30/13	4,410	4,417,925
United States Treasury Notes(b)		3.875%	05/15/18	5,615	5,568,064
United States Treasury Notes(b)		4.875%	08/15/16	4,570	4,899,538
United States Treasury Strips(b)(i)		5.067%	02/15/19	11,340	7,083,100
United States Treasury Strips(i)		5.133%	11/15/18	1,230	779,990
United States Treasury Strips(i)		4.169%	02/15/20	8,090	4,763,230
United States Treasury Strips(b)(i)		4.997%	05/15/20	5,865	3,406,157

					86,620,465

TOTAL LONG-TERM BONDS (cost $1,022,296,288)					1,007,969,484

BANK LOANS — 0.7%
Automotive — 0.1%
Oshkosh Truck Corp., Bank Loan(h)	Ba3	4.414%	12/06/13	1,955	1,829,554

Cable
Insight Midwest Holdings LLC, Bank Loan(h)	B1	4.19%	10/06/13	1,216	1,148,727

Electric — 0.1%
NRG Energy, Bank Loan(h)	Ba1	2.701%	02/01/13	439	417,605
NRG Energy, Bank Loan(h)	Ba1	4.301%	02/01/13	897	852,538
Texas Competitive Electric Holdings Co. LLC, Bank Loan(h)	Ba3	6.235%	10/10/14	993	917,787

					2,187,930

Foods — 0.1%
Aramark Corp., Bank Loan(h)	Ba3	4.731%	01/26/14	105	99,325
Aramark Corp., Bank Loan(h)	Ba3	4.776%	01/26/14	1,658	1,563,439

					1,662,764

Healthcare & Pharmaceutical — 0.2%
Community Health Systems, Bank Loan(h)	Ba3	1.00%	07/25/14	81	76,443
Community Health Systems, Bank Loan(h)	Ba3	4.859%	07/25/14	1,588	1,494,689
DaVita, Inc., Bank Loan(h)	Ba1	4.084%	10/05/12	1,200	1,151,250
HCA, Inc., Bank Loan(h)	Ba3	5.0506%	11/17/13	1,970	1,847,451
Health Management Association, Bank Loan(h)	Ba3	4.5506%	02/28/14	1,141	1,059,029

					5,628,862

Media & Entertainment
Idearc, Inc., Bank Loan(h)	Ba3	4.787%	11/17/14	1,478	1,177,895

Paper
Domtar Corp., Bank Loan(h)	Ba1	3.8575%	03/05/14	958	922,983
Georgia Pacific, Bank Loan(h)	Baa3	4.449%	12/20/12	995	938,002

					1,860,985

Pipelines & Other
Enterprise GP Holdings LP, Bank Loan(h)	Ba2	4.853%	11/08/14	1,000	984,375

Technology — 0.2%
First Data Corp., Bank Loan(h)	Ba3	5.261%	09/24/14	1,191	1,091,700
First Data Corp., Bank Loan(h)	Ba3	5.5519%	09/24/14	1,489	1,366,548
Flextronics International Ltd. (Singapore), Bank Loan(h)	Ba1	4.9475%	10/01/14	1,002	912,463
Flextronics International Ltd. (Singapore), Bank Loan(h)	Ba1	4.9631%	10/01/14	288	262,203
Metavante Corp., Bank Loan(h)	Ba2	4.623%	11/01/14	998	955,106
Sensata Technologies, Bank Loan(h)	Ba3	4.662%	04/27/13	1,386	1,280,765

					5,868,785

TOTAL BANK LOANS (cost $23,612,208)					22,349,877

TOTAL LONG-TERM INVESTMENTS (cost $3,122,833,352)					3,159,354,851

SEE NOTES TO FINANCIAL STATEMENTS.

A63

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

SHORT-TERM INVESTMENTS — 23.7%	Interest Rate	Maturity Date	Shares	Value (Note 2)

Affiliated Mutual Funds — 23.6%
Dryden Core Investment Fund — Short-Term Bond Series (Note 4)(d)			18,122,566	$161,653,289
Dryden Core Investment Fund — Taxable Money Market Series (cost $620,179,762; includes $428,663,793 of cash collateral for securities on loan) (Note 4)(c)(d)			620,179,762	620,179,762

TOTAL AFFILIATED MUTUAL FUNDS (cost $800,702,844)				781,833,051

			Principal Amount (000)
U.S. Government Treasury Obligation — 0.1%
United States Treasury Bill (cost $3,983,147)(e)(j)	1.92%	09/18/08	$4,000	3,984,260

TOTAL SHORT-TERM INVESTMENTS (cost $804,685,991)				785,817,311

TOTAL INVESTMENTS(k) — 119.0% (cost $3,927,519,343)				3,945,172,162
LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (19.0)%				(628,278,954)

TOTAL NET ASSETS — 100.0%				$3,316,893,208

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
PPS	Price Protected Share
TBA	To Be Announced

*	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $407,477,206; cash collateral of $428,663,793 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

(e)	Security segregated as collateral for futures contracts.

(f)	Standard & Poor’s rating.

(g)	Indicates a variable rate security.

(h)	Indicates a security that has been deemed illiquid.

(i)	Represents zero-coupon bond. Rate shown reflects effective yield at the time of purchase.

(j)	Rate quoted represents yield-to-maturity as of purchase date.

(k)	As of June 30, 2008, 156 securities representing $86,108,217 and 2.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $86,108,217 were valued using Other Significant Observable Inputs (Level 2, as defined below).

(l)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on financial futures contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Long Positions:
206	2-Yr. U.S. T-Notes	Sept. 08	$43,273,899	$43,507,844	$233,945
173	5-Yr. U.S. T-Notes	Sept. 08	18,943,777	19,125,961	182,184
101	S&P 500 Index	Sept. 08	34,213,050	32,347,775	(1,865,275)
272	U.S. Long Bond	Sept. 08	30,888,295	31,441,500	553,205

					(895,941)

Short Position:
2	10-Yr. U.S. T-Notes	Sept. 08	228,154	227,844	310

					$(895,631)

SEE NOTES TO FINANCIAL STATEMENTS.

A64

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(a)	7/1/2018	$1,475	4.691%	3 Month LIBOR	$4,180
Merrill Lynch Capital Services, Inc.(a)	2/15/2025	1,765	5.082%	3 Month LIBOR	(37,579)
Goldman Sachs International(b)	5/15/2015	5,920	4.547%	3 Month LIBOR	(13,964)
Morgan Stanley Capital Services, Inc.(a)	7/1/2010	4,290	3.550%	3 Month LIBOR	2,794
Morgan Stanley Capital Services, Inc.(a)	6/13/2010	7,340	3.773%	3 Month LIBOR	39,225
Goldman Sachs International(a)	6/16/2013	4,795	4.467%	3 Month LIBOR	50,698
Morgan Stanley Capital Services, Inc.(a)	6/11/2013	3,075	4.367%	3 Month LIBOR	19,987
Morgan Stanley Capital Services, Inc.(b)	2/15/2025	1,765	5.082%	3 Month LIBOR	37,480

					$102,821

(a)	Portfolio pays the floating rate and receives the fixed rate.

(b)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank(a)	6/20/2012	$3,500	0.30%	PPG Industries, Inc., 7.05%, 08/15/09	$62,424
Citibank NA(a)	9/20/2012	3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	28,687
Barclays Bank PLC(a)	9/20/2012	2,900	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	64,236
JPMorgan Chase Bank(a)	9/20/2012	1,256	1.52%	Residential Capital LLC, 6.50%, 04/17/13	685,679
Deutsche Bank AG(a)	6/20/2013	1,850	2.00%	International Lease Finance Corp., 4.15%, 01/20/15	83,140
Goldman Sachs International(a)	9/20/2013	1,300	1.02%	Anheuser Busch Cos., Inc., 5.625%, 10/01/10	(147)
JPMorgan Chase Bank(a)	6/20/2014	1,150	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	71,579
Credit Suisse International(a)	6/20/2016	3,400	0.97%	Verizon Communications, Inc., 4.90%, 09/15/15	(23,512)
Merrill Lynch Capital Services(a)	9/20/2016	735	1.73%	Tyson Foods, Inc., 6.85%, 04/01/16	51,705
Credit Suisse International(a)	9/20/2017	3,000	0.99%	Gannett Co., Inc., 6.375%, 04/01/12	299,588
Morgan Stanley Capital Services, Inc.(a)	3/20/2018	1,500	0.70%	Avon Products, Inc., 7.15%, 11/15/09	(18,077)
Barclays Bank PLC(a)	3/20/2018	1,800	1.22%	Computer Sciences Corp., 5.00%, 02/15/13	(56,246)
Deutsche Bank AG(a)	3/20/2018	4,500	0.99%	Nordstrom, Inc., 6.95%, 3/15/28	68,137
Merrill Lynch Capital Services(a)	6/20/2018	500	1.13%	Spectra Energy Capital LLC, 6.25%, 02/15/13	(4,558)
Morgan Stanley Capital Services, Inc.(a)	6/20/2018	1,700	1.00%	Newell Rubbermaid, Inc., 6.35%, 7/15/28	(9,539)
Merrill Lynch Capital Services(a)	6/20/2018	1,800	3.05%	SLM Corp., 5.125%. 06/27/12	54,664
Deutsche Bank AG(a)	6/20/2018	2,200	1.15%	Spectra Energy Capital LLC, 6.25%, 02/15/13	(23,420)
Morgan Stanely Capital Services, Inc.(a)	6/20/2018	2,800	0.97%	Simon Property Group L.P., 5.25%, 12/01/16	60,536
Merrill Lynch Capital Services(a)	6/20/2018	2,800	1.45%	Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 05/15/18	212,433

SEE NOTES TO FINANCIAL STATEMENTS.

A65

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Citibank, NA(a)	3/25/2035	$970	3.00%	Centex Home Equity, Ser. 2005-B, Class MB, 6.215%, 03/25/35	$157,611
Citibank, NA(a)	3/25/2035	1,000	3.00%	Morgan Stanley ABS Capital I, Ser. 2005-HE2, Class B3, 6.765%, 01/25/35	135,721
Barclays Bank PLC(a)	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9, 7.02%, 09/25/35	840,912
Merrill Lynch Capital Services(b)	3/25/2036	1,000	3.72%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9 7.82%, 03/25/36	895,577
Merrill Lynch Capital Services(a)	3/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities, Inc., Ser. 2006-R1, Class M9, 7.82%, 03/25/36	(871,968)

					$2,765,162

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the reference entity defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the reference entity defaults.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$2,824,407,254	$(895,631)
Level 2—Other Significant Observable Inputs	1,120,764,908	1,024,451
Level 3—Significant Unobservable Inputs	—	1,843,532

Total	$3,945,172,162	$1,972,352

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other Financial Instruments
Balance as of 12/31/07	$1,651,223
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	223,729
Net purchases (sales)	—
Transfers in and/or out of Level 3	(31,420)

Balance as of 6/30/08	$1,843,532

*	The realized gain earned during the period for other financial instruments was $505,254.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 was as follows:

Affiliated Money Market Mutual Funds (including 12.9% of collateral received for securities on loan)	23.6%
Mortgage Backed Securities	12.3
Oil, Gas & Consumable Fuels	8.3
Pharmaceuticals	4.4
Commercial Mortgage Backed Securities	3.8
Insurance	3.1
Computers & Peripherals	2.8
U.S. Government Treasury Obligations	2.7
Software	2.6
Aerospace/Defense	2.4
Diversified Telecommunication Services	2.4
Industrial Conglomerates	2.3
Chemicals	2.1
Diversified Financial Services	2.0
Energy Equipment & Services	2.0
Media	2.0
Communications Equipment	1.9
U.S. Government Agency Obligations	1.9
Commercial Banks	1.8
Food & Staples Retailing	1.7
Electric Utilities	1.6
Healthcare Equipment & Supplies	1.6
Semiconductors & Semiconductor Equipment	1.6
Household Products	1.5
Capital Markets	1.3
Beverages	1.2
Tobacco	1.1
Food Products	1.0
Banking	0.9
Healthcare Providers & Services	0.9
Machinery	0.9
Metals & Mining	0.9
Telecommunications	0.9
Hotels, Restaurants & Leisure	0.8
Internet Software & Services	0.8
Road & Rail	0.8
Electric	0.8
Electrical Equipment	0.7
Foods	0.7
Real Estate Investment Trusts	0.7
Specialty Retail	0.7
Textiles, Apparel & Luxury Goods	0.7
Healthcare & Pharmaceutical	0.6
Asset Backed Securities	0.6
Biotechnology	0.5
Brokerage	0.5
Construction & Engineering	0.5
Foreign Government Bonds	0.5
Non Captive Finance	0.5
Technology	0.5
Thrifts & Mortgage Finance	0.5
Collateralized Mortgage Obligations	0.4
IT Services	0.4
Multi-Utilities	0.4
Auto Components	0.3
Life Sciences, Tools & Services	0.3
Office Electronics	0.3
Pipelines & Other	0.3

Retailers	0.3%
Air Freight & Logistics	0.2
Cable	0.2
Capital Goods	0.2
Energy – Other	0.2
Healthcare Insurance	0.2
Independent Power Producers & Energy Traders	0.2
Airlines	0.1
Automobiles	0.1
Automotive	0.1
Building Materials & Construction	0.1
Consumer	0.1
Consumer Finance	0.1
Containers & Packaging	0.1
Electronic Equipment & Instruments	0.1
Energy – Integrated	0.1
Household Durables	0.1
Internet & Catalog Retail	0.1
Lodging	0.1
Marine	0.1
Media & Entertainment	0.1
Metals	0.1
Multiline Retail	0.1
Personal Products	0.1
Railroads	0.1
Real Estate Management & Development	0.1
Structured Note	0.1
Trading Companies & Distributors	0.1
Wireless Telecommunication Services	0.1

119.0
Liabilities in excess of other assets	(19.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $407,477,206:
Unaffiliated investments (cost $3,126,816,499)	$3,163,339,111
Affiliated investments (cost $800,702,844)	781,833,051
Cash	1,431,786
Foreign currency, at value (cost $339,527)	340,737
Receivable for investments sold	143,919,405
Dividends and interest receivable	12,272,550
Unrealized appreciation on swaps	3,926,993
Foreign tax reclaim receivable	766,343
Premium for swaps purchased	571,108
Receivable for Series shares sold	251,537
Due from broker—variation margin	60,445
Prepaid expenses	6,196

Total Assets	4,108,719,262

LIABILITIES
Collateral for securities on loan	428,663,793
Payable for investments purchased	358,343,182
Payable for Series shares repurchased	1,795,897
Management fee payable	1,664,483
Unrealized depreciation on swaps	1,059,010
Accrued expenses and other liabilities	299,033
Affiliated transfer agent fee payable	656

Total Liabilities	791,826,054

NET ASSETS	$3,316,893,208

Net assets were comprised of:
Paid-in capital	$3,336,483,102
Retained earnings	(19,589,894)

Net assets, June 30, 2008	$3,316,893,208

Net asset value and redemption price per share, $3,316,893,208 / 218,980,009 outstanding shares of beneficial interest	$15.15

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $348,967)	$27,480,860
Unaffiliated interest income	22,622,518
Affiliated dividend income	6,983,925
Affiliated income from securities loaned, net	1,130,785

58,218,088

EXPENSES
Management fee	10,404,504
Custodian’s fees and expenses	288,000
Shareholders’ reports	137,000
Interest expense (Note 8)	42,359
Insurance expenses	35,000
Trustees’ fees	27,000
Audit fee	13,000
Legal fees and expenses	9,000
Commitment fee on syndicated credit agreement	5,000
Transfer agent’s fee and expenses (including affiliated expense of $1,900) (Note 4)	2,000
Miscellaneous	17,388

Total expenses	10,980,251

NET INVESTMENT INCOME	47,237,837

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(59,439,253)
Futures transactions	(5,771,096)
Swap agreement transactions	1,927,232
Foreign currency transactions	(119,961)

(63,403,078)

Net change in unrealized appreciation (depreciation) on:
Investments	(267,860,988)
Futures	(157,568)
Swaps	494,137
Foreign currencies	47,513

(267,476,906)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(330,879,984)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(283,642,147)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$47,237,837	$95,193,683
Net realized gain (loss) on investment, swap and foreign currency transactions	(63,403,078)	258,380,114
Net change in unrealized appreciation (depreciation) on investments, swaps and foreign currencies	(267,476,906)	(122,643,174)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(283,642,147)	230,930,623

DISTRIBUTIONS	(353,573,797)	(231,155,961)

SERIES SHARE TRANSACTIONS:
Series shares sold [412,256 and 986,911 shares, respectively]	7,067,941	18,632,642
Series shares issued in reinvestment of distributions [22,635,967 and 12,679,976 shares, respectively]	353,573,797	231,155,961
Series shares repurchased [7,096,994 and 13,414,705 shares, respectively]	(122,856,450)	(256,790,391)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	237,785,288	(7,001,788)

TOTAL DECREASE IN NET ASSETS	(399,430,656)	(7,227,126)
NET ASSETS:
Beginning of period	3,716,323,864	3,723,550,990

End of period	$3,316,893,208	$3,716,323,864

SEE NOTES TO FINANCIAL STATEMENTS.

A68

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 96.2%		Value (Note 2)
COMMON STOCKS — 95.9%	Shares

Australia — 2.3%
AWB Ltd.	271,500	$627,261
BlueScope Steel Ltd.	218,400	2,374,254
Commonwealth Bank of Australia	25,700	989,684
CSR Ltd.	173,200	406,795
Foster’s Brewing Group Ltd.	212,900	1,034,773
Macquarie Bank Ltd.	75,291	3,510,736
Oxiana Ltd.(a)	268,220	671,109
Pacific Brands Ltd.	460,600	783,761
Qantas Airways Ltd.	520,100	1,515,731
QBE Insurance Group Ltd.	111,300	2,390,038
Telstra Corp. Ltd.	341,300	1,387,279
WorleyParsons Ltd.	87,100	3,161,261

		18,852,682

Austria — 0.3%
Raiffeisen International Bank Holding AG	11,158	1,417,642
Voestalpine AG	9,500	777,436

		2,195,078

Belgium — 0.1%
AGFA-Gevaert NV	62,200	401,518
Fortis	37,600	597,256

		998,774

Bermuda — 0.9%
Covidien Ltd.	53,400	2,557,326
Tyco Electronics Ltd.	55,100	1,973,682
Tyco International Ltd.	62,900	2,518,516

		7,049,524

Brazil — 1.9%
Bolsa de Mercadorias e Futuros — BM&F	22,700	195,551
Bovespa Holding SA	123,600	1,526,592
Cia Vale do Rio Doce, ADR(b)	155,600	5,573,592
MMX Mineracao e Metalicos SA(a)	38,900	1,196,046
Petroleo Brasileiro SA, ADR(b)	107,884	7,641,423

		16,133,204

Canada — 2.0%
Potash Corp. of Saskatchewan	42,107	9,624,397
Rogers Communications, Inc. (Class B Stock)	92,800	3,600,243
Shoppers Drug Mart Corp.	63,200	3,464,007

		16,688,647

Chile — 0.1%
Cencosud SA, ADR, 144A	20,700	933,945

China — 0.8%
Industrial & Commercial Bank of China (Class H Stock)	9,354,000	6,394,155
Mindray Medical International Ltd., ADR	3,700	138,084
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	267,000	386,259

		6,918,498

COMMON STOCKS (continued)	Shares	Value (Note 2)

Denmark — 1.3%
Danske Bank A/S	25,800	$742,904
FLSmidth & Co A/S	11,400	1,245,522
H Lundbeck A/S	72,700	1,651,463
Novo Nordisk SA	75,600	4,976,787
Vestas Wind Systems A/S	16,350	2,128,720

		10,745,396

Egypt — 0.3%
Egyptian Financial Group — Hermes Holding Co.	231,000	2,087,249

Finland — 0.3%
Pohjola Bank PLC	31,500	543,795
Rautaruukki Oyj	22,300	1,012,282
Tietoenator Oyj	56,200	1,169,373

		2,725,450

France — 4.3%
Arkema	530	29,768
BNP Paribas	24,600	2,214,422
Ciments Francais SA	5,200	848,411
Compagnie Generale des Etablissements Michelin (Class B Stock)	8,400	600,652
Credit Agricole SA	41,000	832,319
Eurazeo	14,859	1,581,153
France Telecom SA	48,300	1,416,499
Iliad SA	14,500	1,404,681
Natixis	57,000	627,449
Peugeot SA	21,000	1,134,255
Rallye SA	13,400	784,260
Renault SA	9,500	773,174
Safran SA	54,600	1,053,085
Sanofi-Aventis SA	43,600	2,897,178
Schneider Electric SA	34,200	3,679,184
Societe Generale	5,300	459,506
Thales SA	13,700	779,282
Thomson	80,000	414,784
Total SA	21,000	1,787,491
Total SA, ADR	77,100	6,574,318
Valeo SA	23,800	761,784
Veolia Environnement	68,298	3,812,895
Vivendi	33,000	1,244,311

		35,710,861

Germany — 3.2%
BASF AG	51,800	3,554,658
Beiersdorf AG	43,100	3,166,921
Daimler AG	19,500	1,207,043
Deutsche Bank AG	22,100	1,893,175
Deutsche Boerse AG	2,463	278,458
Deutsche Lufthansa AG	51,700	1,113,921
E.ON AG	20,600	4,149,876
Hannover Rueckversicherung AG	20,900	1,029,168
Heidelberger Druckmaschinen AG	44,800	916,397
MTU Aero Engines Holding AG	27,700	904,417
Muenchener Rueckversicherungs AG	15,200	2,666,232
Q-Cells AG	21,200	2,143,596
ThyssenKrupp AG	55,200	3,459,484

		26,483,346

SEE NOTES TO FINANCIAL STATEMENTS.

A69

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Greece — 0.4%
Alpha Bank A.E.	19,800	$599,418
Coca Cola Hellenic Bottling Co. SA	38,975	1,060,401
National Bank of Greece SA, ADR	215,904	1,928,022

		3,587,841

Hong Kong — 1.8%
Chaoda Modern Agriculture	864,645	1,091,168
China Mobile Ltd.	516,500	6,942,088
Citic Pacific Ltd.	256,500	945,766
Esprit Holdings Ltd.	296,800	3,083,241
Hong Kong Exchanges and Clearing Ltd.	95,500	1,396,262
HongKong Electric Holdings	199,500	1,193,584

		14,652,109

India — 0.5%
HDFC Bank Ltd., ADR(b)	22,400	1,605,184
Infosys Technologies Ltd., ADR(b)	60,200	2,616,292

		4,221,476

Indonesia — 0.1%
Bank Rakyat Indonesia	1,833,500	1,014,192

Ireland — 0.2%
Allied Irish Banks PLC	42,100	648,801
Bank of Ireland	83,300	718,485
Irish Life & Permanent PLC	51,300	541,049

		1,908,335

Israel — 0.3%
Teva Pharmaceutical Industries Ltd., ADR	53,400	2,445,720

Italy — 1.7%
ENI SpA	89,300	3,317,532
Finmeccanica SpA	35,500	928,184
Fondiaria-Sai SpA	19,900	655,820
Indesit Co. SpA	51,100	567,625
Intesa Sanpaolo SpA	166,300	945,392
Saipem SpA	138,800	6,487,201
Telecom Italia SpA	270,900	541,827
Unione di Banche Italiane SCPA	33,200	775,741

		14,219,322

Japan — 8.6%
Aeon Mall Co. Ltd.	52,000	1,537,694
Alpine Electronics, Inc.	41,600	439,173
Alps Electric Co. Ltd.	49,700	513,452
Asahi Kasei Corp.	226,100	1,183,892
Astellas Pharma, Inc.	19,200	813,674
Circle K Sunkus Co. Ltd.	89,500	1,572,793
Cosmo Oil Co. Ltd.	300	1,085
Daiwa Securities Group, Inc.	100	919
Denki Kagaku Kogyo K K	224,900	834,493
Fanuc Ltd.	43,700	4,267,731
Fuji Heavy Industries Ltd.	347,000	1,699,298
Hitachi Information Systems Ltd.	8,700	202,783
Honda Motor Co. Ltd.	95,400	3,243,339
Jupiter Telecommunications Co.	2,210	1,712,888
KK Davinci Advisors(a)	901	616,873
Komatsu Ltd.	175,400	4,889,429

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Kurabo Industries Ltd.	173,100	$355,378
Kyowa Exeo Corp.	55,000	510,194
Marubeni Corp.	196,700	1,643,103
Matsushita Electric Industrial Co. Ltd.	74,000	1,595,894
Mitsubishi Chemical Holdings Corp.	95,000	552,903
Mitsubishi Corp.	177,200	5,840,750
Mitsubishi Tanabe Pharma Corp.	259	3,386
Mitsui & Co. Ltd.	291,000	6,426,472
Mitsui Chemicals, Inc.	148,000	728,954
Nifco, Inc.	33,400	787,936
Nintendo Co. Ltd.	12,000	6,769,317
Nippon Electric Glass Co. Ltd.	82,000	1,418,600
Nippon Light Metal Co. Ltd.	345,000	565,334
Nippon Oil Corp.	185,600	1,246,248
Nippon Shokubai Co. Ltd.	85,000	609,173
Nippon Telegraph and Telephone Corp.	500	2,448,557
Nissan Motor Co. Ltd.	317,000	2,618,157
NTT DoCoMo, Inc.	1,700	2,497,528
Omron Corp.	15,200	326,374
Ricoh Co. Ltd.	95,600	1,725,004
Santen Pharmaceutical Co. Ltd.	7,400	185,723
Sanwa Holdings Corp.	281,000	1,063,823
Seiko Epson Corp.	5,600	153,995
Sumitomo Corp.	115,400	1,516,062
Sumitomo Trust & Banking Co. Ltd. (The)	130,000	908,415
Suruga Bank Ltd.	192,000	2,497,076
Toyota Motor Corp.	42,900	2,024,099
Yokohama Rubber Co. Ltd. (The)	174,300	819,096

		71,367,067

Luxembourg — 0.8%
ArcelorMittal	48,900	4,808,719
Millicom International Celluar SA(b)	20,900	2,163,150

		6,971,869

Malaysia — 0.2%
Kuala Lumpur Kepong BHd	266,400	1,434,932

Mexico — 1.1%
America Movil SAB de CV, Ser. L, ADR	136,528	7,201,852
Wal-Mart de Mexico SAB de CV, Ser. V	424,300	1,688,873

		8,890,725

Netherlands — 1.5%
Aegon NV	56,800	746,735
CSM	40,200	1,400,957
Heineken NV, ADR	132,745	3,390,253
ING Groep NV	80,400	2,542,066
Koninklijke DSM NV	13,900	814,706
OCE NV	53,300	655,280
Royal Dutch Shell PLC, ADR	30,300	2,475,813

		12,025,810

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	613,004
Fisher & Paykel Appliances Holdings Ltd.	319,700	482,445

		1,095,449

SEE NOTES TO FINANCIAL STATEMENTS.

A70

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Norway — 0.4%
DnB NOR ASA	108,900	$1,383,482
Norsk Hydro ASA	54,500	794,687
StatoilHydro ASA	38,100	1,421,502

		3,599,671

Russia — 0.7%
NovaTek OAO, GDR	13,450	1,168,805
PIK Group, GDR, 144A	66,100	1,718,600
Sberbank	356,400	1,126,224
Vimpel-Communications, ADR(b)	55,100	1,635,368

		5,648,997

Singapore — 1.2%
CapitaLand Ltd.	889,000	3,724,449
MobileOne Ltd.	390,330	539,356
Neptune Orient Lines Ltd.	313,800	744,974
Singapore Airlines Ltd.	152,266	1,645,151
Wilmar International Ltd.	812,400	3,021,384

		9,675,314

South Africa — 0.3%
MTN Group Ltd.	152,500	2,413,923

Spain — 1.6%
Banco Bilbao Vizcaya Argentaria SA	94,800	1,806,302
Banco Santander SA	400,400	7,304,952
Iberdrola Renovables SA(a)	94,100	724,965
Repsol YPF SA	55,000	2,158,446
Telefonica SA	34,700	918,295

		12,912,960

Sweden — 0.3%
Electrolux AB, Ser. B	83,600	1,062,286
Nordea Bank AB	58,400	800,227
Volvo AB (Class B Stock)	44,800	545,532

		2,408,045

Switzerland — 3.9%
ABB Ltd.	289,700	8,200,205
Actelion Ltd.(a)	27,200	1,450,944
Baloise Holding AG	10,000	1,048,840
Ciba Specialty Chemicals AG	11,600	333,967
Credit Suisse Group	63,600	2,894,881
EFG International	16,228	441,644
Georg Fischer AG	2,000	817,984
Kuehne & Nagel International AG	23,300	2,204,680
Nestle SA	112,500	5,069,776
Rieter Holding AG	2,200	714,400
SGS SA	1,505	2,146,204
Swiss Reinsurance	25,500	1,690,441
Swisscom AG	6,200	2,064,995
UBS AG	19,400	404,262
Verwalt & Privat-Bank AG	2,578	659,496
Zurich Financial Services AG	8,300	2,115,294

		32,258,013

Taiwan — 0.2%
HON HAI Precision Industry Co. Ltd., GDR(a)	167,878	1,673,744

COMMON STOCKS (continued)	Shares	Value (Note 2)

United Arab Emirates — 0.1%
DP World Ltd.	1,281,500	$1,102,090

United Kingdom — 9.9%
Alliance & Leicester PLC	76,000	443,546
AstraZeneca PLC	79,900	3,397,211
Autonomy Corp. PLC(a)	59,200	1,061,193
Aviva PLC	118,200	1,171,846
Barclays PLC	158,700	900,379
Beazley Group PLC	289,000	636,136
BG Group PLC	270,500	7,029,603
BP PLC	452,600	5,245,896
Bradford & Bingley PLC	178,100	227,067
Brit Insurance Holdings PLC	227,200	788,150
BT Group PLC	602,100	2,385,327
Capita Group PLC	219,883	2,999,493
Davis Service Group PLC	24,300	215,490
Drax Group PLC	52,400	767,599
DS Smith PLC	230,900	518,433
DSG International PLC	566,000	498,519
GKN PLC	302,000	1,332,923
GlaxoSmithKline PLC	55,000	1,215,816
HBOS PLC	210,900	1,154,636
IMI PLC	47,100	406,739
Legal & General Group PLC	498,500	989,186
Lloyds TSB Group PLC	121,900	747,887
Man Group PLC	214,875	2,654,419
Marston’s PLC	124,100	434,687
Northern Foods PLC	211,500	258,314
Old Mutual PLC	319,100	585,782
Petrofac Ltd.	76,000	1,113,680
Reckitt Benckiser Group PLC	111,300	5,621,539
Rolls-Royce Group PLC	494,487	3,342,116
Rolls-Royce Group PLC (Class B Stock)(a)	44,306,035	88,250
Rotork PLC	47,000	1,022,013
Royal Bank of Scotland Group PLC (The)	257,100	1,094,508
Royal Dutch Shell PLC (Class B Stock)	147,900	5,922,371
RSA Insurance Group PLC	300,200	747,364
Spectris PLC	6,700	94,896
Tate & Lyle PLC	71,300	561,841
Taylor Wimpey PLC	148,300	181,668
Tesco PLC	681,500	4,984,695
Tomkins PLC	113,100	338,605
Tullow Oil PLC	169,400	3,219,087
Vedanta Resources PLC	79,400	3,428,947
Vodafone Group PLC	2,709,753	7,983,773
Xstrata PLC	48,138	3,834,689

		81,646,319

United States — 42.2%
3M Co.	27,700	1,927,643
Air Products & Chemicals, Inc.	25,309	2,502,048
Altria Group, Inc.	17,600	361,856
American Express Co.	31,200	1,175,304
American International Group, Inc.	69,900	1,849,554
Ameriprise Financial, Inc.	47,400	1,927,758
Amgen, Inc.(a)	33,100	1,560,996

SEE NOTES TO FINANCIAL STATEMENTS.

A71

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Amylin Pharmaceuticals, Inc.(a)(b)	50,726	$1,287,933
Anheuser-Busch Cos., Inc.	80,900	5,025,508
Apple, Inc.(a)	53,511	8,959,882
AT&T, Inc.	263,263	8,869,330
Avon Products, Inc.	45,300	1,631,706
Baker Hughes, Inc.	59,200	5,170,528
Bank of America Corp.	161,100	3,845,457
Bank of New York Mellon Corp. (The)(b)	62,100	2,349,243
Boston Scientific Corp.(a)	70,000	860,300
Cablevision Systems Corp. (Class A Stock)(a)	55,300	1,249,780
Cameron International Corp.(a)(b)	36,031	1,994,316
CBS Corp. (Class B Stock)	31,400	611,986
Chevron Corp.	66,300	6,572,319
Citigroup, Inc.	131,000	2,195,560
Coca-Cola Co. (The)	80,196	4,168,588
Comcast Corp. (Class A Stock)(b)	58,000	1,100,260
Costco Wholesale Corp.(b)	27,286	1,913,840
CSX Corp.	37,242	2,339,170
CVS Caremark Corp.	141,000	5,579,370
Dell, Inc.(a)	134,600	2,945,048
E.I. du Pont de Nemours & Co.	48,200	2,067,298
Entergy Corp.	25,000	3,012,000
Equitable Resources, Inc.	12,130	837,698
Exxon Mobil Corp.	69,400	6,116,222
Fannie Mae	46,400	905,264
Fifth Third Bancorp	62,600	637,268
FMC Technologies, Inc.(a)(b)	10,201	784,763
Fortune Brands, Inc.(b)	25,100	1,566,491
Genentech, Inc.(a)	107,686	8,173,367
General Dynamics Corp.	85,774	7,222,171
General Electric Co.	196,800	5,252,592
General Mills, Inc.	15,100	917,627
General Motors Corp.(b)	41,500	477,250
Genworth Financial, Inc. (Class A Stock)	117,500	2,092,675
Goldman Sachs Group, Inc. (The)	50,876	8,898,212
Google, Inc. (Class A Stock)(a)	17,156	9,031,262
H&R Block, Inc.	107,700	2,304,780
Hartford Financial Services Group, Inc.	18,000	1,162,260
Hess Corp.	24,526	3,094,936
Home Depot, Inc. (The)	141,400	3,311,588
Illinois Tool Works, Inc.	59,000	2,803,090
Intel Corp.(b)	85,000	1,825,800
International Business Machines Corp.	25,100	2,975,103
International Paper Co.(b)	97,800	2,278,740
Johnson & Johnson	51,700	3,326,378
JPMorgan Chase & Co.	124,400	4,268,164
Kraft Foods, Inc. (Class A Stock)	45,000	1,280,250
Las Vegas Sands Corp.(a)(b)	74,990	3,557,526
Liberty Media Corp. — Entertainment, Ser. A(a)	64,300	1,557,989
Liberty Media Corp. — Capital, Ser. A(a)	15,500	223,200
Liberty Media Corp. — Interactive, Ser. A(a)(b)	81,400	1,201,464

COMMON STOCKS (continued)	Shares	Value (Note 2)

United States (continued)
Lincoln National Corp.	14,600	$661,672
Lockheed Martin Corp.	80,170	7,909,572
Lowe’s Cos., Inc.	156,293	3,243,080
Marsh & McLennan Cos., Inc.	129,500	3,438,225
Mastercard, Inc. (Class A Stock)(b)	39,821	10,573,272
McDermott International, Inc.(a)	40,478	2,505,183
McDonald’s Corp.	221,242	12,438,226
Merck & Co., Inc.	79,500	2,996,355
Merrill Lynch & Co., Inc.(b)	46,300	1,468,173
Microsoft Corp.	135,600	3,730,356
Monsanto Co.	70,785	8,950,055
Morgan Stanley	45,900	1,655,613
Murphy Oil Corp.(b)	45,000	4,412,250
New York Times Co. (The) (Class A Stock)(b)	63,500	977,265
Newell Rubbermaid, Inc.	125,400	2,105,466
NiSource, Inc.	73,300	1,313,536
Norfolk Southern Corp.(b)	56,915	3,566,863
Nucor Corp.	1,300	97,071
PetroHawk Energy Corp.(a)(b)	32,686	1,513,689
Pfizer, Inc.	144,100	2,517,427
Philip Morris International, Inc.	17,600	869,264
Pinnacle West Capital Corp.(b)	39,900	1,227,723
Praxair, Inc.	91,780	8,649,347
Precision Castparts Corp.	11,228	1,082,042
QUALCOMM, Inc.	44,566	1,977,393
Qwest Communications International, Inc.(b)	152,300	598,539
Raytheon Co.	29,000	1,632,120
Schering-Plough Corp.	72,400	1,425,556
Schlumberger Ltd.	85,370	9,171,299
Southwest Airlines Co.	189,100	2,465,864
Spectra Energy Corp.	73,400	2,109,516
Sprint Nextel Corp.(b)	302,900	2,877,550
St. Joe Co. (The)(a)(b)	38,000	1,304,160
Starbucks Corp.(a)(b)	25,936	408,233
State Street Corp.	37,000	2,367,630
Sunoco, Inc.(b)	28,000	1,139,320
Time Warner, Inc.(b)	264,700	3,917,560
Transocean, Inc.(a)(b)	56,155	8,557,460
U.S. Bancorp	66,200	1,846,318
Union Pacific Corp.	163,670	12,357,086
Verizon Communications, Inc.	45,100	1,596,540
Viacom, Inc. (Class B Stock)(a)	20,600	629,124
Visa, Inc.	38,868	3,160,357
Wal-Mart Stores, Inc.	58,600	3,293,320
Walt Disney Co. (The)(b)	41,900	1,307,280
Waste Management, Inc.	80,700	3,043,197
Weatherford International Ltd.(a)	38,558	1,912,091
Wells Fargo & Co.(b)	176,487	4,191,566
Wyeth	55,000	2,637,800
Wynn Resorts Ltd.(a)(b)	70,940	5,770,969
XTO Energy, Inc.	36,288	2,486,091
Yum! Brands, Inc.(b)	132,140	4,636,793

		349,861,168

TOTAL COMMON STOCKS (cost $739,300,951)		794,557,745

SEE NOTES TO FINANCIAL STATEMENTS.

A72

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

PREFERRED STOCKS — 0.3%
	Shares	Value (Note 2)

United States
Lehman Brothers Holdings, Inc.	2,514	$2,022,337
Merrill Lynch Non-Cumulative Mandatory Convertible (Private Placement) (cost $800,000; purchased 1/18/08)(e)	8	520,009

TOTAL PREFERRED STOCKS (cost $3,241,527)		2,542,346

	Units
RIGHTS
United Kingdom
Barclays PLC (cost $0)	34,007	6,435
HBOS PLC (cost $0)	84,360	18,063

TOTAL RIGHTS (cost $0)		24,498

TOTAL LONG-TERM INVESTMENTS (cost $742,542,478)		797,124,589

	Shares
SHORT-TERM INVESTMENT — 12.7%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $105,284,395; includes $78,081,084 of cash collateral received for securities on loan) (Note 4)(c)(d)	105,284,395	105,284,395

TOTAL INVESTMENTS(f) — 108.9% (cost $847,826,873)		902,408,984
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(73,953,669)

NET ASSETS — 100.0%		$828,455,315

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
144A	Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $75,606,617; cash collateral of $78,081,084 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Indicates a security that has been deemed illiquid.

(f)	As of June 30, 2008, 138 security valued at $238,798,464 and representing 28.8% of net assets was fair valued in accordance with policies adopted by the Board of Trustees. Of this amount, $520,009 was valued using Significant Unobservable Inputs (Level 3, as defined below.)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$663,522,270	—
Level 2—Other Significant Observable Inputs	238,366,705	—
Level 3—Significant Unobservable Inputs	520,009	—

Total	$902,408,984	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A73

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(279,991)
Net purchases (sales)	800,000
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$520,009

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 9.4% of collateral received for securities on loan)	12.7%
Oil, Gas & Consumable Fuels	9.3
Commercial Banks	5.9
Chemicals	5.0
Energy Equipment & Services	4.6
Wireless Telecommunication Services	4.4
Capital Markets	4.3
Pharmaceuticals	3.7
Metals & Mining	3.5
Insurance	3.3
Hotels Restaurants & Leisure	3.2
Diversified Telecommunication	3.1
Aerospace & Defense	3.0
Food & Staples Retailing	3.0
Diversified Financial Services	2.3
Road & Rail	2.2
IT Services	2.1
Electrical Equipment	1.9
Trading Companies & Distributors	1.9
Beverages	1.8
Computers & Peripherals	1.8
Food Products	1.8
Machinery	1.8
Media	1.8
Industrial Conglomerates	1.7
Automobiles	1.6
Biotechnology	1.5
Software	1.4
Electric Utilities	1.2
Household Durables	1.2
Specialty Retail	1.2
Internet Software & Services	1.1
Commercial Services & Supplies	1.0
Airlines	0.9
Real Estate Management & Development	0.9
Electronic Equipment & Instruments	0.8
Household Products	0.7
Multi-Utilities	0.6
Personal Products	0.6
Auto Components	0.5
Health Care Equipment & Supplies	0.5
Marine	0.4
Diversified Consumer Services	0.3
Office Electronics	0.3
Paper & Forest Products	0.3

Communications Equipment	0.2%
Construction & Engineering	0.2
Independent Power Producers & Energy Traders	0.2
Semiconductors & Semiconductor Equipment	0.2
Building Products	0.1
Construction Materials	0.1
Consumer Finance	0.1
Containers & Packaging	0.1
Distributors	0.1
Gas Utilities	0.1
Internet & Catalog Retail	0.1
Thrifts & Mortgage Finance	0.1
Tobacco	0.1
Transportation Infrastructure	0.1

108.9
Liabilities in excess of other assets	(8.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A74

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $75,606,617:
Unaffiliated investments (cost $742,542,478)	$797,124,589
Affiliated investments (cost $105,284,395)	105,284,395
Cash	398
Foreign currency, at value (cost $10,471,671)	10,909,252
Receivable for investments sold	2,098,848
Foreign tax reclaim receivable	1,314,546
Dividends and interest receivable	1,196,964
Receivable for Series shares sold	18,074
Prepaid expenses	1,613

Total Assets	917,948,679

LIABILITIES
Collateral for securities on loan	78,081,084
Payable for investments purchased	7,199,055
Loan payable	3,257,000
Management fee payable	535,598
Accrued expenses and other liabilities	263,660
Payable for Series shares repurchased	156,025
Transfer agent fee payable	729
Loan interest payable	213

Total Liabilities	89,493,364

NET ASSETS	$828,455,315

Net assets were comprised of:
Paid-in capital	$778,997,154
Retained earnings	49,458,161

Net assets, June 30, 2008	$828,455,315

Net asset value and redemption price per share, $828,455,315 / 41,069,042 outstanding shares of beneficial interest	$20.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $641,896)	$13,015,606
Affiliated dividend income	668,908
Affiliated income from securities loaned, net	293,154
Interest	22,954

14,000,622

EXPENSES
Management fee	3,337,159
Custodian’s fees and expenses	181,000
Shareholders’ reports	112,000
Audit fee	13,000
Trustees’ fees	10,000
Insurance expenses	9,000
Interest expense (Note 8)	8,336
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Miscellaneous	9,144

Total expenses	3,685,639

NET INVESTMENT INCOME	10,314,983

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(13,002,903)
Futures transactions	18,133
Foreign currency transactions	(331,608)

(13,316,378)

Net change in unrealized appreciation (depreciation) on:
Investments	(113,239,095)
Foreign currencies	369,622

(112,869,473)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(126,185,851)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(115,870,868)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$10,314,983	$14,020,422
Net realized gain (loss) on investment and foreign currency transactions	(13,316,378)	63,900,215
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currencies	(112,869,473)	17,964,927

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(115,870,868)	95,885,564

DISTRIBUTIONS	(61,349,073)	(10,692,295)

SERIES SHARE TRANSACTIONS:
Series shares sold [718,880 and 1,809,090 shares, respectively]	16,294,546	43,514,915
Series shares issued in reinvestment of distributions [2,931,155 and 435,886 shares, respectively]	61,349,073	10,692,295
Series shares repurchased [2,595,242 and 3,630,416 shares, respectively]	(56,977,756)	(87,249,982)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	20,665,863	(33,042,772)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(156,554,078)	52,150,497
NET ASSETS:
Beginning of period	985,009,393	932,858,896

End of period	$828,455,315	$985,009,393

SEE NOTES TO FINANCIAL STATEMENTS.

A75

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 93.5%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Asset Backed Securities — 3.1%
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8	5.65%	09/20/19	$1,500	$1,473,721

Small Business Administration Participation Certificates,
Series 1996-20J, Class 1	7.20%	10/01/16	2,678	2,771,523
Series 1997-20A, Class 1	7.15%	01/01/17	2,819	2,916,699
Series 1997-20G, Class 1	6.85%	07/01/17	982	1,003,593
Series 1998-20I, Class 1	6.00%	09/01/18	2,240	2,269,651

				10,435,187

Collateralized Mortgage Obligations — 6.6%
Federal Home Loan Mortgage Corp.,
Series 2496, Class PM	5.50%	09/15/17	2,819	2,845,967
Series 2501, Class MC	5.50%	09/15/17	1,633	1,672,486
Series 2513, Class HC	5.00%	10/15/17	2,339	2,322,412
Series 2518, Class PV	5.50%	06/15/19	1,920	1,935,359
Federal National Mortgage Association,
Series 2002-18, Class PC	5.50%	04/25/17	5,000	5,122,911
Series 2002-57, Class ND	5.50%	09/25/17	1,842	1,883,899
Series 2002-94, Class HQ	4.50%	01/25/18	6,419	6,211,533
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-E, Class A1(a)	2.793%	10/25/28	136	132,086
Structured Adjustable Rate Mortgage Loan,
Series 2004-1, Class 4A-3(a)	4.17%	02/25/34	495	465,030

				22,591,683

Commercial Mortgage Backed Securities — 7.7%
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2000-WF1, Class A1(a)	7.64%	02/15/32	43	42,930
Series 2004-T16, Class A5	4.60%	02/13/46	4,200	4,000,907
Series 2006-PW11, Class A4(a)	5.624%	03/11/39	860	827,594
Series 2006-T22, Class A4(a)	5.632%	04/12/38	2,700	2,609,291
Commercial Mortgage Load Trust,
Series 2008-LS1, Class A2(a)	6.02%	12/10/49	1,230	1,227,423
CW Capital Cobalt Ltd.,
Series 2007-C3, Class A3(a)	5.82%	05/15/46	1,300	1,241,450
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5(a)	5.224%	04/10/37	1,800	1,728,569
GS Mortgage Securities Corp. II,
Series 2003-C1, Class A3(a)	4.608%	01/10/40	6,800	6,518,492
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class ASB(a)	5.66%	05/12/39	1,500	1,468,838
Morgan Stanley Capital I,
Series 2005-IQ9, Class AAB	4.51%	07/15/56	2,500	2,406,475
Series 2005-T19, Class AAB	4.852%	06/12/47	1,375	1,320,159
Series 2006-IQ11, Class A4(a)	5.772%	10/15/42	2,800	2,733,737

				26,125,865

Corporate Bonds — 1.7%
DEPFA ACS Bank, 144A(b)	5.125%	03/16/37	1,520	1,443,742
European Investment Bank	3.125%	07/15/11	4,500	4,458,181

				5,901,923

Foreign Government Bonds — 1.0%
Hungary Government Bonds	7.25%	06/12/12	HUF 160,000	993,567
Hungary Government Bonds	8.00%	02/12/15	HUF 198,540	1,255,201
Poland Government Bond, Series 1015	6.25%	10/24/15	PLN 2,660	1,216,923

				3,465,691

SEE NOTES TO FINANCIAL STATEMENTS.

A76

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Mortgage Backed Securities — 57.8%
Federal Home Loan Mortgage Corp.(a)	3.533%		05/01/34	$1,555	$1,554,228
Federal Home Loan Mortgage Corp.	5.00%		06/01/33-05/01/34	9,522	9,175,567
Federal Home Loan Mortgage Corp.	5.50%		TBA 30 YR	3,500	3,447,500
Federal Home Loan Mortgage Corp.	6.00%		09/01/34	612	620,815
Federal Home Loan Mortgage Corp.	6.00%		TBA 30 YR	10,000	10,068,750
Federal Home Loan Mortgage Corp.	6.50%		02/01/09-09/01/32	621	645,291
Federal Home Loan Mortgage Corp.	7.00%		08/01/11-10/01/32	363	376,823
Federal National Mortgage Association(a)	3.612%		07/01/33	4,108	4,122,945
Federal National Mortgage Association(a)	3.812%		04/01/34	586	584,312
Federal National Mortgage Association(a)	4.027%		08/01/33	2,534	2,537,557
Federal National Mortgage Association(a)	4.237%		04/01/34	1,543	1,559,563
Federal National Mortgage Association(a)	4.445%		06/01/34	1,282	1,277,847
Federal National Mortgage Association	5.00%		07/01/18-05/01/36	12,120	11,941,462
Federal National Mortgage Association	5.00%		TBA 15 YR	12,000	11,838,743
Federal National Mortgage Association	5.00%		TBA 30 YR	18,500	17,731,102
Federal National Mortgage Association	5.50%		TBA 30 YR	45,000	44,353,124
Federal National Mortgage Association	5.50%		01/01/17-05/01/37	38,591	38,194,417
Federal National Mortgage Association	6.00%		11/01/14-01/01/36	7,751	7,864,785
Federal National Mortgage Association	6.00%		TBA 30 YR	400	403,500
Federal National Mortgage Association	6.00%		TBA 30 YR	4,000	4,023,752
Federal National Mortgage Association(a)	6.26%		03/01/11	1,137	1,176,473
Federal National Mortgage Association	6.50%		11/01/09-10/01/37	6,574	6,804,056
Federal National Mortgage Association	7.00%		02/01/12-01/01/36	1,510	1,591,309
Federal National Mortgage Association	7.50%		11/01/09-10/01/12	130	135,531
Federal National Mortgage Association	8.00%		03/01/22-02/01/26	34	37,013
Federal National Mortgage Association	9.00%		02/01/25-04/01/25	200	219,567
Government National Mortgage Association	5.00%		07/15/33-04/15/34	3,688	3,589,044
Government National Mortgage Association	5.50%		03/15/34-03/15/36	3,898	3,890,694
Government National Mortgage Association	6.00%		TBA 30 YR	4,000	4,047,500
Government National Mortgage Association	6.50%		07/15/32-08/15/32	746	774,690
Government National Mortgage Association	7.00%		03/15/23-08/15/28	1,723	1,838,705
Government National Mortgage Association	7.50%		12/15/25-02/15/26	355	381,913
Government National Mortgage Association	8.50%		09/15/24-04/15/25	468	516,728

					197,325,306

U.S. Government Agency Obligations — 7.9%
Federal Farm Credit Bank	4.875%		01/17/17	980	994,481
Federal Home Loan Bank	3.50%		07/16/10	3,465	3,481,029
Federal Home Loan Bank	5.625%		06/11/21	2,015	2,099,352
Federal Home Loan Mortgage Corp.	3.75%		06/28/13	7,500	7,362,570
Federal Home Loan Mortgage Corp.	5.35%		11/14/11	1,210	1,218,261
Federal National Mortgage Association	3.375%		05/19/11	730	726,400
Federal National Mortgage Association(c)	3.875%		07/12/13	5,995	5,914,331
Federal National Mortgage Association	5.00%		03/15/16	1,494	1,524,957
FICO Strip Principal	5.15%	(d)	05/11/18	4,000	2,552,092
Tennessee Valley Authority	4.50%		04/01/18	805	786,448
Tennessee Valley Authority	5.50%		06/15/38	465	476,536

					27,136,457

U.S. Government Treasury Securities — 7.7%
United States Treasury Bonds	2.375%		01/15/25	567	594,489
United States Treasury Bonds(c)	4.375%		02/15/38	455	443,483
United States Treasury Bonds	4.75%		02/15/37	355	366,593
United States Treasury Bonds	6.00%		02/15/26	490	573,874
United States Treasury Bonds	6.25%		08/15/23	4,055	4,824,501
United States Treasury Notes	2.875%		06/30/10	5,445	5,471,801
United States Treasury Notes	3.375%		06/30/13	4,005	4,012,197
United States Treasury Notes(c)	3.875%		05/15/18	2,500	2,479,103

SEE NOTES TO FINANCIAL STATEMENTS.

A77

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. Government Treasury Securities (continued)
United States Treasury Notes	4.125%	08/15/08	$15	$15,042
United States Treasury Notes	5.125%	05/15/16	935	1,019,442
United States Treasury Notes	7.875%	02/15/21	585	779,969
United States Treasury Strip(b)(d)	4.75%	05/15/21	6,880	3,797,705
United States Treasury Strip(c)(d)	6.86%	05/15/20	3,220	1,870,047

				26,248,246

TOTAL LONG-TERM INVESTMENTS (cost $318,945,886)				319,230,358

SHORT-TERM INVESTMENTS — 44.9%
U.S. Government Treasury Security — 5.4%
United States Treasury Bill(c)(d) (cost $18,524,489)	1.86%	09/18/08	18,600	18,526,809

			Shares
Affiliated Mutual Funds — 39.5%
Dryden Core Investment Fund — Short-Term Bond Series (cost $51,843,174)(f) (Note 4)			5,224,513	46,602,656
Dryden Core Investment Fund — Taxable Money Market Series (cost $88,090,307; includes $35,232,990 of cash collateral received for securities on loan) (Note 4)(e)(f)			88,090,307	88,090,307

TOTAL AFFILIATED MUTUAL FUNDS (cost $139,933,481)				134,692,963

			Contracts
OUTSTANDING OPTION PURCHASED
Call Option
Iceland Krona, expiring 08/05/08 @ $67.75			336,900	3

Put Options
Euro, expiring 03/17/09 @ $124.50			347,600	25,454

TOTAL OPTIONS PURCHASED (cost $68,847)				25,457

TOTAL SHORT-TERM INVESTMENTS (cost $158,526,817)				153,245,229

TOTAL INVESTMENTS — 138.4% (cost $477,472,703)				472,475,587
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (38.4)%				(131,180,751)

TOTAL NET ASSETS — 100.0%				$341,294,836

The following abbreviations are used in portfolio descriptions:

FICO	Financing Corporation
HUF	Hungarian Forint
PLN	Polish Zloty
TBA	To be announced

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2008.

(b)	Security segregated as collateral for futures contracts.

(c)	All or portion of security is on loan. The aggregate market value of such securities is $30,515,823; cash collateral of $35,232,990 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(d)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

(g)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, forward foreign currency contracts and interest rate swap agreements as follows:

Open future contracts outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at June 30, 2008	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
Long Positions:
6	Australian 10 Yr. Bond	Sept. 08	$538,092	$536,502	$1,590
7	Euro Bund	Sept. 08	1,218,613	1,236,291	(17,678)
2	Long-Term U.K. Gilt	Sept. 08	415,855	422,810	(6,955)
88	U.S. Treasury 10 Yr. Notes	Sept. 08	10,025,125	9,886,202	138,923

					115,880

Short Positions:
45	U.S. Treasury 2 Yr. Notes	Sept. 08	9,504,141	9,477,940	(26,201)
77	U.S. Treasury 5 Yr. Notes	Sept. 08	8,512,711	8,457,603	(55,108)
3	U.S. 30 Yr. Bond	Sept. 08	346,781	341,856	(4,925)

					(86,234)

					$29,646

Open forward foreign currency exchange contracts outstanding at June 30, 2008:

Purchase Contracts:	Notional Amount	Payable at Statement Date	Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Australian Dollar, expiring 7/21/08	AUD 294,096	$276,076	$281,065	$4,989
Euro, expiring 7/25/08	EUR 655,439	1,014,678	1,030,581	15,903
Pound Sterling, expiring 7/25/08	GBP 783,670	1,535,680	1,557,761	22,081
Iceland Krona, expiring 5/29/09	ISK 5,513,175	68,700	68,150	(550)
Iceland Krona, expiring 5/29/09	ISK 5,803,413	67,900	71,737	3,837

				$46,260

Sales Contracts:	Notional Amount	Receivable at Statement Date	Value at June 30, 2008	Unrealized Appreciation/ (Depreciation)
Hungarian Forint, expiring 7/23/08	HUF 322,462,923	$2,067,004	$2,147,608	$(80,604)
Pound Sterling, expiring 7/25/08	GBP 745,300	1,467,911	1,481,490	(13,579)
Iceland Krona, expiring 7/16/08	ISK 22,698,949	287,328	286,693	635
Iceland Krona, expiring 7/16/08	ISK 3,178,520	40,000	40,145	(145)
Polish Zloty, expiring 7/23/08	PLN 2,385,060	1,093,864	1,116,462	(22,598)

				(116,291)

				$(70,031)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services(1)	6/11/13	$3,150	4.36704%	3 Month LIBOR	$20,474
Morgan Stanley Capital Services(2)	2/15/25	1,930	5.08250%	3 Month LIBOR	(41,092)
Goldman Sachs International(1)	6/16/13	3,730	4.46726%	3 Month LIBOR	39,438
Morgan Stanley Capital Services(1)	6/13/10	5,725	3.77349%	3 Month LIBOR	30,595
Morgan Stanley Capital Services(1)	7/1/10	2,680	3.54981%	3 Month LIBOR	1,746
Morgan Stanley Capital Services(1)	7/1/18	1,610	4.69122%	3 Month LIBOR	4,563
Goldman Sachs International(2)	5/15/15	6,075	4.54706%	3 Month LIBOR	(14,329)
Merrill Lynch Capital Services(1)	2/15/25	1,930	5.08200%	3 Month LIBOR	40,983

					$82,378

LIBOR	London Interbank Offered Rate

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A79

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$134,692,963	$29,646
Level 2—Other Significant Observable Inputs	337,782,624	12,347
Level 3—Significant Unobservable Inputs	—	—

Total	$472,475,587	$41,993

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable input (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 was as follows:

Mortgage Backed Securities	57.8%
Affiliated Money Market Mutual Funds (including 10.3% of collateral received for securities on loan)	39.5
U.S. Government Treasury Securities	13.1
U.S. Government Agency Obligations	7.9
Commercial Mortgage Backed Securities	7.7
Collateralized Mortgage Obligations	6.6
Asset Backed Securities	3.1
Corporate Bond	1.7
Foreign Government Bonds	1.0

138.4
Liabilities in excess of other assets	(38.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A80

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $30,515,823:
Unaffiliated investments (cost $337,539,222)	$337,782,624
Affiliated investments (cost $139,933,481)	134,692,963
Receivable for investments sold	114,903,345
Interest receivable	1,631,974
Unrealized appreciation on swaps	137,799
Receivable for Series shares sold	83,799
Unrealized appreciation on forward currency contracts	47,445
Prepaid expenses	550

Total Assets	589,280,499

LIABILITIES
Payable for investments purchased	212,214,113
Collateral for securities on loan	35,232,990
Accrued expenses and other liabilities	130,801
Unrealized depreciation on forward currency contracts	117,476
Management fee payable	111,429
Payable for Series shares repurchased	88,873
Unrealized depreciation on swaps	55,421
Due to broker—variation margin	19,422
Payable to custodian	11,457
Deferred trustees’ fees	3,127
Transfer agent fee payable	554

Total Liabilities	247,985,663

NET ASSETS	$341,294,836

Net assets were comprised of:
Paid-in capital	$350,788,967
Retained earnings	(9,494,131)

Net assets, June 30, 2008	$341,294,836

Net asset value and redemption price per share, $341,294,836 / 30,372,931 outstanding shares of beneficial interest	$11.24

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated interest income	$6,355,572
Affiliated dividend income	1,542,254
Affiliated income from securities loaned, net	126,785

8,024,611

EXPENSES
Management fee	685,949
Interest expense (Note 8)	108,327
Shareholders’ reports	76,000
Custodian’s fees and expenses	47,000
Audit fee	11,000
Trustees’ fees	7,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Transfer agent’s fees and expenses (including affiliated expense of $1,700) (Note 4)	2,000
Miscellaneous	3,293

Total expenses	947,569

NET INVESTMENT INCOME	7,077,042

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	1,283,788
Short sale transactions	(226,289)
Futures transactions	(428,281)
Swap transactions	1,486,191
Foreign currency transactions	(418,760)

1,696,649

Net change in unrealized appreciation (depreciation) on:
Investments	(5,287,647)
Futures	144,423
Swaps	(557,619)
Foreign currencies	(67,098)

(5,767,941)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(4,071,292)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,005,750

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,077,042	$15,840,887
Net realized gain (loss) on investments and foreign currency transactions	1,696,649	(618,671)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(5,767,941)	3,580,948

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,005,750	18,803,164

DISTRIBUTIONS	(7,289,860)	(15,181,670)

SERIES SHARE TRANSACTIONS:
Series shares sold [890,034 and 722,847 shares, respectively]	10,219,581	8,166,048
Series shares issued in reinvestment of distributions [651,151 and 1,353,614 shares, respectively]	7,289,860	15,181,670
Series shares repurchased [1,071,410 and 3,624,503 shares, respectively]	(12,237,909)	(40,920,583)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	5,271,532	(17,572,865)

TOTAL INCREASE (DECREASE) IN NET ASSETS	987,422	(13,951,371)
NET ASSETS:
Beginning of period	340,307,414	354,258,785

End of period	$341,294,836	$340,307,414

SEE NOTES TO FINANCIAL STATEMENTS.

A81

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 93.4% CORPORATE BONDS — 92.9%	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 2)

Aerospace/Defense — 2.6%
DRS Technologies, Inc., Gtd. Notes	B1	6.625%	02/01/16	$4,600		$4,669,000
DRS Technologies, Inc., Gtd. Notes	B3	6.875%	11/01/13	2,000		2,000,000
DRS Technologies, Inc., Gtd. Notes(b)	B3	7.625%	02/01/18	6,775		7,164,563
Esterline Technologies Corp., Sr. Notes	Ba2	6.625%	03/01/17	750		736,875
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75%	06/15/13	4,500		4,522,500
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12	6,800		6,868,000
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba3	6.375%	10/15/15	5,200		4,862,000
L-3 Communications Corp., Sr. Unsec’d. Notes	Ba3	6.125%	01/15/14	1,180		1,106,250
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	2,000		1,900,000
Moog, Inc., Sr. Sub. Notes, 144A	Ba3	7.25%	06/15/18	3,500		3,465,000
TransDigm, Inc., Gtd. Notes	B3	7.75%	07/15/14	4,350		4,295,625

						41,589,813

Airlines — 0.2%
AMR Corp., Notes, MTN	B-(g)	10.40%	03/15/11	1,000		760,000
AMR Corp., Notes, MTN	B-(g)	10.40%	03/10/11	1,000		760,000
AMR Corp., Notes, MTN	NR	10.55%	03/12/21	1,425		833,625
Continental Airlines, Inc., Pass-thru Certs.,
Ser. 98-1, Class B	Ba2	6.748%	03/15/17	989		815,546
Ser. 99-2, Class B	Ba2	7.566%	03/15/20	466		391,299

						3,560,470

Automotive — 2.6%
Ford Motor Co., Bank Loan(f)	Ba3	5.48%	12/15/13	12,805		10,304,824
Ford Motor Credit Co., Notes(b)	B1	7.875%	06/15/10	14,080		12,153,250
Ford Motor Credit Co., Sr. Notes	B1	9.875%	08/10/11	2,250		1,895,776
General Motors Corp., Notes(b)	Caa1	7.20%	01/15/11	10,740		8,269,800
General Motors Corp., Sr. Notes(b)	Caa1	7.125%	07/15/13	1,125		714,375
Lear Corp., Sr. Notes, Ser. B	B3	8.75%	12/01/16	2,175		1,696,500
TRW Automotive, Inc., Gtd. Notes, 144A(b)	Ba3	7.25%	03/15/17	6,175		5,187,000
Visteon Corp., Sr. Notes(b)	Caa2	7.00%	03/10/14	2,595		1,414,275

						41,635,800

Banking — 0.7%
Banco BMG SA, Notes (Brazil), 144A	Ba1	9.15%	01/15/16	5,000		5,087,500
Halyk Savings Bank of Kazakhstan, Notes (Kazakhstan), 144A (cost $1,311,557, purchased 10/22/04)(k)	Baa3	8.125%	10/07/09	1,305		1,324,575
HSBK Europe BV, Gtd. Notes (Netherlands), 144A	Baa3	7.25%	05/03/17	3,500		3,045,000
Kazkommerts International BV, Gtd. Notes (Netherlands), 144A	Ba1	7.00%	11/03/09	1,685		1,626,025

						11,083,100

Building Materials & Construction — 0.5%
KB Home, Notes	Ba2	6.375%	08/15/11	700		644,000
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50%	09/01/14	4,850		3,104,000
Toll Corp., Sr. Sub. Notes	Ba2	8.25%	02/01/11	4,150		4,025,500

						7,773,500

Cable — 4.4%
AT&T Broadband LLC, Gtd. Notes	Baa2	8.375%	03/15/13	100	(i)	110
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	10.00%	05/15/14	2,517		1,409,520
Charter Communications Holdings I LLC, Gtd. Notes(b)	NR	11.00%	10/01/15	3,265		2,399,775
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	11.125%	01/15/14	1,515		863,550
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	11.75%	05/15/14	3,150		1,921,500
Charter Communications Holdings I LLC, Gtd. Notes(b)	Caa3	13.50%	01/15/14	650		461,500
Charter Communications Holdings I LLC, Sec’d. Notes(b)	Caa3	11.00%	10/01/15	1,428		1,058,505
Charter Communications Holdings II LLC, Gtd. Notes(b)	NR	10.25%	10/01/13	1,683		1,518,908
Charter Communications Holdings LLC, Bank Loan(f)	B1	4.90%	09/06/14	8,458		7,409,920
Charter Communications Operating LLC, Sr. Notes, 144A(b)	B3	8.375%	04/30/14	1,750		1,658,125
CSC Holdings, Bank Loan(f)	Ba1	3.475%	02/24/12	3,771		3,576,436
CSC Holdings, Inc., Debs.	B1	7.625%	07/15/18	3,800		3,496,000

SEE NOTES TO FINANCIAL STATEMENTS.

A82

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Cable (continued)
CSC Holdings, Inc., Debs.	B1	7.875%	02/15/18	$800	$744,000
CSC Holdings, Inc., Debs., Ser. B	B1	8.125%	08/15/09	5,450	5,490,875
CSC Holdings, Inc., Sr. Notes, 144A	B1	8.50%	06/15/15	7,000	6,877,500
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	7.625%	04/01/11	8,800	8,623,999
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	8.125%	07/15/09	2,410	2,428,075
Mediacom Broadband LLC, Sr. Notes(b)	B3	8.50%	10/15/15	1,975	1,765,156
Mediacom LLC, Sr. Notes(b)	B3	9.50%	01/15/13	2,525	2,379,813
Shaw Communications, Inc., Sr. Unsec’d. Notes (Canada)	Ba1	7.20%	12/15/11	2,300	2,323,000
UPC Broadband Holding BV, Bank Loan(f)	Ba3	4.2094%	12/31/14	7,000	6,597,500
Videotron Ltee, Gtd. Notes (Canada)(b)	Ba2	6.375%	12/15/15	3,450	3,199,875
Videotron Ltee, Gtd. Notes (Canada)	Ba2	6.875%	01/15/14	4,270	4,120,550
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	B2	9.125%	08/15/16	1,275	1,195,313

					71,519,505

Capital Goods — 9.1%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	3,375	3,315,938
ALH Finance LLC, Sr. Sub. Notes(b)	B3	8.50%	01/15/13	6,700	6,130,500
Allied Waste of North America, Inc., Sec’d. Notes, Ser. B(b)	B1	5.75%	02/15/11	5,320	5,226,900
Allied Waste of North America, Inc., Sr. Notes(b)	B1	7.25%	03/15/15	1,400	1,396,500
Allied Waste of North America, Inc., Sr. Notes	B1	7.875%	04/15/13	675	686,813
Ashtead Capital, Inc., Notes, 144A	B1	9.00%	08/15/16	8,495	7,475,600
Ashtead Holdings PLC Sec’d. Notes (United Kingdom), 144A	B1	8.625%	08/01/15	6,375	5,546,250
Baldor Electric Co., Sr. Notes(b)	B3	8.625%	02/15/17	7,535	7,572,675
Blount, Inc., Sr. Sub. Notes(b)	B2	8.875%	08/01/12	9,790	9,789,999
Capital Safety Group Ltd., Bank Loan(f)	B1	4.735%	07/20/15	2,728	2,591,909
Capital Safety Group Ltd., Bank Loan(f)	B1	5.2325%	07/20/16	7,272	6,908,091
Columbus Mckinnon Corp., Sr. Sub. Notes	B1	8.875%	11/01/13	5,300	5,459,000
GrafTech Finance, Inc., Gtd. Notes	Ba3	10.25%	02/15/12	3,388	3,506,580
Hertz Corp., Gtd. Notes(b)	B2	10.50%	01/01/16	950	864,500
Hertz Corp., Sr. Notes	B1	8.875%	01/01/14	17,736	16,228,439
Johnsondiversey Holdings, Inc., Disc. Notes	Caa1	10.67%	05/15/13	7,281	7,244,595
Johnsondiversey, Inc., Gtd. Notes, Ser. B	B2	9.625%	05/15/12	2,715	2,742,150
Lender Processing Services, Inc., Sr. Unsec’d. Notes, 144A	Ba2	8.125%	07/01/16	5,950	5,957,438
Mobile Mini, Inc., Sr. Notes	B2	6.875%	05/01/15	4,850	4,171,000
RBS Global, Inc. and Rexnord Corp., Gtd. Notes	B3	9.50%	08/01/14	8,205	7,917,825
Rental Service Corp., Gtd. Notes(b)	Caa1	9.50%	12/01/14	8,395	7,009,825
SPX Corp., Sr. Notes, 144A	Ba2	7.625%	12/15/14	6,250	6,343,750
Stena AB, Sr. Notes (Sweden)	Ba3	7.50%	11/01/13	6,675	6,583,219
Terex Corp., Gtd. Notes	Ba2	7.375%	01/15/14	2,790	2,748,150
Terex Corp., Sr. Sub. Notes(b)	Ba3	8.00%	11/15/17	5,000	4,962,500
United Rentals North America, Inc., Gtd. Notes(b)	B1	6.50%	02/15/12	2,920	2,628,000
United Rentals North America, Inc., Sr. Sub. Notes(b)	B2	7.75%	11/15/13	3,150	2,520,000
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875%	05/01/14	4,920	4,883,100

					148,411,246

Chemicals — 2.8%
Arco Chemical Co., Debs.	B3	10.25%	11/01/10	1,000	1,010,000
Hercules, Inc., Gtd. Notes	Ba1	6.75%	10/15/29	5,500	5,335,000
Huntsman International LLC, Gtd. Notes	B2	7.375%	01/01/15	1,000	875,000
Huntsman International LLC, Gtd. Notes(b)	Ba1	11.625%	10/15/10	12,436	12,840,170
Koppers, Inc., Gtd. Notes	Ba3	9.875%	10/15/13	8,380	8,799,000
Momentive Performance Materials, Inc., Gtd. Notes(b)	B3	9.75%	12/01/14	4,310	3,685,050
Momentive Performance Materials, Inc., Gtd. Notes(b)	Caa2	11.50%	12/01/16	3,450	2,570,250
Mosaic Co., Sr. Notes, 144A	Ba1	7.375%	12/01/14	2,375	2,481,875
Mosaic Co., Sr. Notes, 144A	Ba1	7.875%	12/01/16	825	878,625
Nalco Co., Sr. Notes	B1	7.75%	11/15/11	5,480	5,480,000
Nalco Co., Sr. Sub. Notes(b)	B3	8.875%	11/15/13	1,720	1,763,000

					45,717,970

SEE NOTES TO FINANCIAL STATEMENTS.

A83

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Consumer — 2.2%
Levi Strauss & Co., Sr. Unsub. Notes(b)	B2	9.75%	01/15/15	$3,500	$3,517,500
Mac-Gray Corp., Sr. Notes	B3	7.625%	08/15/15	2,950	2,817,250
Realogy Corp., Gtd. Notes	Caa1	10.50%	04/15/14	1,575	1,094,625
Realogy Corp., Gtd. Notes, PIK	Caa1	11.00%	04/15/14	10,200	6,018,000
Realogy Corp., Gtd. Notes	Caa2	12.375%	04/15/15	9,495	4,652,550
Service Corp. International, Debs.	B1	7.875%	02/01/13	2,000	1,985,000
Service Corp. International, Sr. Notes	B1	6.75%	04/01/16	4,975	4,713,813
Service Corp. International, Sr. Notes	B1	7.00%	06/15/17	3,900	3,724,500
Service Corp. International, Sr. Unsec’d. Notes	B1	6.75%	04/01/15	3,100	2,952,750
Stewart Enterprises, Inc., Sr. Notes	Ba3	6.25%	02/15/13	5,025	4,773,750

					36,249,738

Electric — 7.8%
AES Corp., Sec’d. Notes, 144A	Ba3	8.75%	05/15/13	4,620	4,793,250
AES Eastern Energy LP, Pass-thru-Certs., Ser. 99-A	Ba1	9.00%	01/02/17	2,711	2,893,949
Ser. 99-B	Ba1	9.67%	01/02/29	2,000	2,160,000
CMS Energy Corp., Sr. Notes(b)	Ba1	8.50%	04/15/11	1,310	1,367,543
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	6.55%	07/17/17	3,350	3,179,770
Dynegy Holdings, Inc., Sr. Notes	B2	6.875%	04/01/11	2,278	2,252,373
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.50%	06/01/15	475	438,188
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.75%	06/01/19	2,675	2,434,250
Dynegy Holdings, Inc., Sr. Unsec’d Notes(b)	B2	8.375%	05/01/16	4,770	4,626,900
Dynegy Roseton/Danskammer, Pass-thru Certs., Ser. B	Ba3	7.67%	11/08/16	3,600	3,546,000
Edison Mission Energy, Sr. Unsec’d. Notes(b)	B1	7.75%	06/15/16	3,750	3,731,250
Energy Future Holdings Corp., Gtd. Notes, 144A, PIK	B3	11.25%	11/01/17	5,675	5,660,813
Midwest Generation LLC, Pass-thru Certs., Ser. A	Baa3	8.30%	07/02/09	2,207	2,223,487
Mirant Americas Generation LLC, Sr. Unsec’d Notes(b)	B3	8.50%	10/01/21	850	792,625
Mirant Corp., Sr. Notes, 144A(c)(f)	NR	7.40%	07/15/49	1,825	1,825
Mirant Mid Atlantic LLC, Pass-thru Certs., Ser. B	Ba1	9.125%	06/30/17	2,728	3,001,141
Mirant North America LLC, Gtd. Notes	B1	7.375%	12/31/13	7,400	7,335,250
Nevada Power Co., Gen Ref. Mtge. Notes, Ser. A	Baa3	8.25%	06/01/11	1,675	1,800,953
NRG Energy, Inc., Bank Loan(f)	Ba1	2.701%	02/01/13	2,343	2,227,227
NRG Energy, Inc., Bank Loan(f)	Ba1	4.3006%	02/01/13	5,929	5,636,946
NRG Energy, Inc., Gtd. Notes	B1	7.25%	02/01/14	2,275	2,172,625
NRG Energy, Inc., Gtd. Notes	B1	7.375%	02/01/16	620	583,575
Orion Power Holdings, Inc., Sr. Notes	Ba3	12.00%	05/01/10	7,326	7,912,079
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(f)	Ba1	9.237%	07/02/17	4,572	4,938,257
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. C	Ba1	9.681%	07/02/26	250	280,000
Reliant Energy, Inc., Sr. Unsec’d. Notes(b)	B1	7.875%	06/15/17	2,800	2,737,000
Sierra Pacific Resources, Inc., Sr. Notes	Ba3	8.625%	03/15/14	1,530	1,603,922
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A (cost $3,006,360; purchased 5/02/08)(k)	Ba2	7.00%	06/30/21	3,172	2,996,608
Texas Competitive Electric Holdings Co. LLC, Bank Loan(f)	Ba3	6.168%	10/10/14	6,409	5,925,905
Texas Competitive Electric Holdings Co. LLC, Bank Loan(f)	Ba3	6.235%	10/10/14	1,596	1,475,838
Texas Competitive Electric Holdings Co. LLC, Bank Loan(f)	Ba3	6.262%	10/10/14	29,775	27,513,975
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, 144A (cost $6,072,444; purchased 11/29/07-06/10/08)(k)	B3	10.25%	11/01/15	6,100	5,978,000
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, 144A	B3	10.25%	11/01/15	3,150	3,087,000

					127,308,524

Energy – Integrated — 0.2%
TNK-BP Finance SA, Gtd. Notes (Luxembourg), 144A	Baa2	7.50%	07/18/16	3,000	2,838,600

Energy – Other — 6.6%
Compagnie Generale De Geophysique Veritas, Gtd. Notes(France)	Ba3	7.50%	05/15/15	780	778,050
Forest Oil Corp., Gtd. Notes	B1	8.00%	12/15/11	2,500	2,575,000
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	8,250	8,786,250

SEE NOTES TO FINANCIAL STATEMENTS.

A84

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Energy – Other (continued)
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	09/01/14	$4,175	$3,924,500
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	9,600	8,808,000
Newfield Exploration Co., Sr. Sub. Notes(b)	Ba3	7.125%	05/15/18	5,000	4,737,500
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B1	7.875%	12/15/14	5,400	5,332,500
Parker Drilling Co., Sr. Notes	B2	9.625%	10/01/13	4,030	4,231,500
Petrohawk Energy Corp., Gtd. Notes	B3	9.125%	07/15/13	6,475	6,636,875
Petrohawk Energy Corp., Sr. Notes, 144A(b)	B3	7.875%	06/01/15	9,825	9,591,656
Petroplus Finance Ltd., Gtd. Notes (Bermuda), 144A(b)	B1	6.75%	05/01/14	12,600	11,402,999
Petroplus Finance Ltd., Gtd. Notes (Bermuda), 144A(b)	B1	7.00%	05/01/17	4,225	3,728,563
Pioneer Natural Resources Co., Sr. Notes	Ba1	5.875%	07/15/16	1,950	1,763,693
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.65%	03/15/17	6,430	6,034,459
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	5,865	5,504,889
Plains Exploration & Production Co., Gtd. Notes	B1	7.00%	03/15/17	2,650	2,544,000
Plains Exploration & Production Co., Gtd. Notes(b)	B1	7.625%	06/01/18	2,250	2,250,000
Plains Exploration & Production Co., Gtd. Notes	B1	7.75%	06/15/15	10,145	10,221,087
Tesoro Corp., Gtd. Notes	Ba1	6.25%	11/01/12	2,255	2,142,250
Tesoro Corp., Gtd. Notes	Ba1	6.50%	06/01/17	5,150	4,622,125
Tesoro Corp., Gtd. Notes	Ba1	6.625%	11/01/15	1,725	1,591,313

					107,207,209

Foods — 2.0%
Ahold Finance USA, Inc., Gtd. Notes(b)	Baa3	6.875%	05/01/29	1,780	1,797,896
Ahold Finance USA, Inc., Notes	Baa3	8.25%	07/15/10	1,120	1,183,307
Albertson’s LLC, Debs.	B1	8.70%	05/01/30	1,235	1,314,953
Aramark Corp., Bank Loan(f)	Ba3	4.731%	01/26/14	149	140,801
Aramark Corp., Bank Loan(f)	Ba3	4.776%	01/26/14	2,351	2,216,302
Aramark Corp., Gtd. Notes(b)(h)	B3	6.3728%	02/01/15	2,600	2,431,000
Aramark Corp., Sr. Notes(b)	B3	8.50%	02/01/15	4,750	4,655,000
Carrols Corp., Gtd. Notes(b)	B3	9.00%	01/15/13	500	435,000
Del Monte Corp., Sr. Sub. Notes	B2	8.625%	12/15/12	3,100	3,146,500
Dole Food Co., Inc., Gtd. Notes(b)	Caa1	7.25%	06/15/10	3,700	3,348,500
Dole Food Co., Inc., Sr. Notes(b)	Caa1	8.625%	05/01/09	1,000	952,500
National Beef Packing Co., LLC, Sr. Notes	Caa1	10.50%	08/01/11	4,284	3,919,860
Smithfield Foods, Inc., Sr. Notes, Ser. B	Ba3	8.00%	10/15/09	2,040	2,029,800
Stater Brothers Holdings, Sr. Notes	B2	7.75%	04/15/15	2,300	2,282,750
Stater Brothers Holdings, Sr. Notes(b)	B2	8.125%	06/15/12	2,890	2,904,450

					32,758,619

Gaming — 5.7%
Caesars Entertainment Corp., Sr. Sub. Notes(b)	Caa1	8.125%	05/15/11	4,430	3,544,000
CCM Merger, Inc., Notes, 144A	Caa1	8.00%	08/01/13	13,840	11,798,599
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Notes, 144A	B3	12.00%	10/15/15	2,800	2,219,000
Fountainebleau Las Vegas Holdings LLC, Mortgage Backed, 144A(b)	Caa1	10.25%	06/15/15	7,750	5,037,500
Harrah’s Operating Co., Inc., Gtd. Notes(b)	Caa1	5.50%	07/01/10	3,000	2,681,250
Harrah’s Operating Co., Inc., Gtd. Notes	Caa1	5.625%	06/01/15	3,970	2,133,875
Harrah’s Operating Co., Inc., Gtd. Notes	Caa1	6.50%	06/01/16	775	422,375
Harrah’s Operating Co., Inc., Gtd. Notes, 144A(b)	B3	10.75%	02/01/16	18,550	15,396,499
Isle of Capri Casinos, Inc., Sr. Sub. Notes(b)	B3	7.00%	03/01/14	1,750	1,233,750
Mandalay Resort Group, Sr. Notes	Ba2	9.50%	08/01/08	845	849,433
Mandalay Resort Group, Sr. Sub. Notes	B1	9.375%	02/15/10	581	581,000
MGM Mirage, Inc., Gtd. Notes	Ba2	6.00%	10/01/09	10,740	10,565,475
MGM Mirage, Inc., Gtd. Notes(b)	Ba2	6.875%	04/01/16	3,000	2,415,000
MGM Mirage, Inc., Gtd. Notes(b)	Ba2	7.50%	06/01/16	3,500	2,878,750
MGM Mirage, Inc., Gtd. Notes	Ba2	7.625%	01/15/17	1,350	1,110,375
MGM Mirage, Inc., Gtd. Notes(b)	B1	8.375%	02/01/11	5,142	4,962,030
MGM Mirage, Inc., Gtd. Notes	Ba2	8.50%	09/15/10	1,200	1,185,000
Mohegan Tribal Gaming Authority, Gtd. Notes	Ba3	6.375%	07/15/09	2,000	1,980,000

SEE NOTES TO FINANCIAL STATEMENTS.

A85

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Gaming (continued)
Mohegan Tribal Gaming Authority, Sr. Notes	Ba1	6.125%	02/15/13	$3,750	$3,412,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.00%	04/01/12	2,845	2,603,175
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.375%	07/01/11	400	394,000
River Rock Entertainment Authority (The), Sec’d. Notes	B2	9.75%	11/01/11	1,750	1,750,000
Seneca Gaming Corp., Sr. Unsec’d. Notes, Ser. B	Ba2	7.25%	05/01/12	5,125	4,804,688
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A(b)	B3	9.375%	06/15/15	5,523	4,487,438
Station Casinos, Inc., Sr. Notes	B2	6.00%	04/01/12	835	663,825
Station Casinos, Inc., Sr. Sub. Notes(b)	Caa1	6.50%	02/01/14	3,650	2,098,750
Station Casinos, Inc., Sr. Sub. Notes(b)	Caa1	6.625%	03/15/18	2,200	1,177,000
Station Casinos, Inc., Sr. Sub. Notes(b)	Caa1	6.875%	03/01/16	1,710	934,088

					93,319,375

Healthcare & Pharmaceutical — 12.8%
Accellent, Inc., Gtd. Notes	Caa3	10.50%	12/01/13	11,913	10,900,394
Alliance Imaging, Inc., Sr. Sub. Notes(b)	B3	7.25%	12/15/12	850	799,000
Alliance Imaging, Inc., Sr. Unsec’d. Notes, Ser. B	B3	7.25%	12/15/12	5,180	4,869,200
Biomet, Inc., Gtd. Notes, 144A	Caa1	11.625%	10/15/17	15,950	16,906,999
Catalent Pharma Solutions, Inc., Gtd. Notes, PIK(b)	Caa1	9.50%	04/15/15	5,525	4,944,875
Columbia/HCA Healthcare Corp., Debs.	Caa1	7.50%	12/15/23	600	487,871
Columbia/HCA Healthcare Corp., MTN	Caa1	8.70%	02/10/10	1,800	1,835,644
Columbia/HCA Healthcare Corp., MTN	Caa1	9.00%	12/15/14	4,365	4,146,279
Community Health Systems, Inc., Bank Loan(f)	Ba3	4.859%	07/25/14	12,725	11,978,440
Community Health Systems, Inc., Bank Loan(f)	Ba3	4.96%	07/25/14	651	612,618
Community Health Systems, Inc., Gtd. Notes(b)	B3	8.875%	07/15/15	8,345	8,397,156
Concentra, Inc., Bank Loan(f)	Caa1	8.3006%	06/25/15	2,000	1,400,000
Elan Finance PLC, Gtd. Notes (Ireland)(h)	B3	6.6756%	11/15/11	1,020	948,600
Elan Finance PLC, Sr. Notes (Ireland)	B3	7.75%	11/15/11	4,800	4,656,000
Elan Finance PLC, Sr. Unsec’d. Notes (Ireland)	B3	8.875%	12/01/13	2,550	2,556,375
FMC Finance III SA, Gtd. Notes (Luxembourg)	Ba2	6.875%	07/15/17	1,675	1,645,688
HCA, Inc., Bank Loan(f)	Ba3	5.0506%	11/17/13	19,569	18,351,657
HCA, Inc., Sec’d. Notes(b)	B2	9.125%	11/15/14	5,155	5,270,988
HCA, Inc., Sec’d. Notes	B2	9.25%	11/15/16	2,720	2,801,600
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%	11/15/16	6,545	6,741,350
HCA, Inc., Sr. Unsec’d. Notes	Caa1	8.75%	09/01/10	837	847,463
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00%	04/01/14	5,475	5,214,938
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00%	01/15/16	5,455	5,127,700
Omnicare, Inc., Sr. Sub. Notes	B1	6.125%	06/01/13	2,500	2,312,500
PTS Acquisition Corp., Bank Loan(f)	Ba3	5.0506%	04/10/14	6,930	6,180,694
Res-Care, Inc., Sr. Notes	B1	7.75%	10/15/13	7,525	7,167,563
Royalty Pharma Finance Trust, Bank Loan(f)	Baa3	7.75%	05/15/15	11,250	11,179,687
Select Medical Corp., Gtd. Notes(b)	B3	7.625%	02/01/15	1,925	1,689,188
Senior Housing Properties Trust, Sr. Notes	Ba1	7.875%	04/15/15	2,305	2,322,288
Senior Housing Properties Trust, Sr. Notes	Ba1	8.625%	01/15/12	8,266	8,596,640
Skilled Healthcare Group, Inc., Sr. Sub. Notes	Caa1	11.00%	01/15/14	6,957	7,357,028
Skilled Healthcare, Inc., Bank Loan(f)	B1	4.97%	06/15/12	3,990	3,670,540
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%	04/15/15	6,500	6,500,000
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (cost $4,153,882; purchased 6/21/07-12/19/07)(k)	Caa1	10.00%	07/15/17	4,300	3,354,000
Vanguard Health Holdings Co. II LLC, Gtd. Notes	Caa1	9.00%	10/01/14	7,125	7,053,750
Ventas Realty LP, Gtd. Notes	Ba1	8.75%	05/01/09	1,400	1,428,000
Ventas Realty LP, Gtd. Notes	Ba1	9.00%	05/01/12	3,648	3,821,280
Viant Holdings, Inc., Gtd Notes, 144A	Caa1	10.125%	07/15/17	16,085	13,672,249

					207,746,242

Healthcare Insurance — 0.1%
Coventry Health Care, Inc., Sr. Notes	Ba1	6.125%	01/15/15	1,000	920,861

SEE NOTES TO FINANCIAL STATEMENTS.

A86

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Lodging — 1.2%
Felcor Lodging LP, Gtd. Notes(b)	Ba3	8.50%	06/01/11	$6,275	$6,133,813
Host Marriott LP, Sr. Notes	Ba1	6.75%	06/01/16	475	421,563
Host Marriott LP, Sr. Notes	BB(g)	6.875%	11/01/14	925	851,000
Host Marriott LP, Sr. Notes(b)	Ba1	7.125%	11/01/13	4,215	3,919,950
Host Marriott LP, Sr. Notes, Ser. M	Ba1	7.00%	08/15/12	8,150	7,701,749

					19,028,075

Media & Entertainment — 5.4%
AMC Entertainment, Inc., Gtd. Notes(b)	B2	11.00%	02/01/16	2,465	2,440,350
AMC Entertainment, Inc., Gtd. Notes, Ser. B	Ba3	8.625%	08/15/12	2,125	2,183,438
AMC Entertainment, Inc., Sr. Sub. Notes(b)	B2	8.00%	03/01/14	675	599,063
Cinemark, Inc., Sr. Disc. Notes(j)	B3	8.806%	03/15/14	1,855	1,762,250
Clear Channel Communications, Inc., Debs.	Baa3	6.875%	06/15/18	625	368,750
Clear Channel Communications, Inc., Sr. Notes	Baa3	5.50%	09/15/14	1,735	1,041,000
Clear Channel Communications, Inc., Sr. Notes	Baa3	5.75%	01/15/13	4,725	3,183,469
CMP Susquehanna Corp., Gtd. Notes	Caa1	9.875%	05/15/14	2,550	1,785,000
Dex Media West LLC, Sr. Sub. Notes, Ser. B(b)	B1	9.875%	08/15/13	10,578	9,520,199
Dex Media, Inc., Notes	B2	8.00%	11/15/13	2,825	2,062,250
DirecTV Holdings LLC, Gtd. Notes	Ba3	6.375%	06/15/15	1,559	1,461,563
DirecTV Holdings LLC, Sr. Notes, 144A	Ba3	7.625%	05/15/16	3,000	2,955,000
DirecTV Holdings LLC, Sr. Notes	Ba3	8.375%	03/15/13	2,425	2,497,750
Echostar DBS Corp., Gtd. Notes	Ba3	6.625%	10/01/14	4,675	4,324,375
Echostar DBS Corp., Gtd. Notes	Ba3	7.00%	10/01/13	1,075	1,023,938
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	6,505	6,000,862
Echostar DBS Corp., Sr. Gtd. Notes, 144A	Ba3	7.75%	05/31/15	4,800	4,668,000
Idearc, Inc., Bank Loan(f)	Ba3	4.787%	11/17/14	8,238	6,567,528
Idearc, Inc., Sr. Notes	B3	8.00%	11/15/16	5,115	3,216,056
LIN Television Corp., Gtd. Notes(b)	B1	6.50%	05/15/13	2,000	1,830,000
Medianews Group, Inc., Sr. Sub. Notes	Caa2	6.375%	04/01/14	625	256,250
Medianews Group, Inc., Sr. Sub. Notes	Caa2	6.875%	10/01/13	1,375	563,750
Morris Publishing Group LLC, Gtd. Notes	Caa1	7.00%	08/01/13	1,050	640,500
Quebecor Media, Inc., Sr. Notes (Canada)(b)	B2	7.75%	03/15/16	2,930	2,724,900
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%	03/15/16	2,550	2,371,500
R.H. Donnelley Corp., Sr. Disc. Notes, Ser. A-1	B3	6.875%	01/15/13	1,300	773,500
R.H. Donnelley Corp., Sr. Disc. Notes, Ser. A-2	B3	6.875%	01/15/13	7,700	4,581,500
R.H. Donnelley Corp., Sr. Notes, 144A	B3	8.875%	10/15/17	2,000	1,190,000
R.H. Donnelley Corp., Sr. Notes, Ser. A-3	B3	8.875%	01/15/16	1,310	786,000
Radio One, Inc., Gtd. Notes, Ser. B(b)	B3	8.875%	07/01/11	3,400	2,890,000
Rainbow National Services LLC, Sr. Notes, 144A	B1	8.75%	09/01/12	2,000	2,030,000
Rainbow National Services LLC, Sr. Sub. Debs., 144A	B2	10.375%	09/01/14	205	217,813
Universal City Florida Holding Co. I/II, Sr. Notes(b)	B3	8.375%	05/01/10	4,050	4,009,500
Univision Communications, Inc., Sr. Notes, PIK, 144A(b)	B3	9.75%	03/15/15	7,680	5,644,800

					88,170,854

Metals — 5.0%
AK Steel Corp., Gtd. Notes(b)	B1	7.75%	06/15/12	3,242	3,250,105
Aleris International, Inc., Sr. Notes, PIK	B3	9.00%	12/15/14	2,200	1,751,750
Century Aluminum Co., Gtd. Notes	B1	7.50%	08/15/14	3,302	3,268,980
FMG Finance Pty Ltd., Sec’d. Notes (Australia), 144A(b)	B1	10.625%	09/01/16	12,175	14,183,875
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	15,410	16,257,549
Gerdau AmeriSteel Corp., Sr. Notes(b)	Ba1	10.375%	07/15/11	7,225	7,504,969
Ispat Inland ULC, Sec’d. Notes (Canada)	Baa2	9.75%	04/01/14	14,008	14,971,610
Metals USA, Inc., Sec’d. Notes	B3	11.125%	12/01/15	6,575	6,838,000
Novelis, Inc., Sr. Notes (Canada)	B3	7.25%	02/15/15	2,615	2,471,175
PNA Group, Inc., Sr. Notes	B3	10.75%	09/01/16	2,725	3,201,875

SEE NOTES TO FINANCIAL STATEMENTS.

A87

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Metals (continued)
Ryerson, Inc., Sec’d. Notes, 144A (cost $4,195,000; purchased 10/03/07-10/26/07)(k)	B2	12.00%	11/01/15	$4,195	$4,163,538
Southern Copper Corp., Sr. Notes	Baa2	7.50%	07/27/35	3,550	3,476,139

					81,339,565

Non Captive Finance — 1.0%
General Motors Acceptance Corp., Notes(b)	B3	6.75%	12/01/14	2,075	1,370,423
General Motors Acceptance Corp., Notes	B3	6.875%	08/28/12	14,615	10,008,016
GMAC LLC, Unsub. Notes	B3	6.625%	05/15/12	3,000	2,058,051
Residential Capital LLC, Sec’d. Notes, 144A(b)	Caa3	9.625%	05/15/15	6,588	3,195,180

					16,631,670

Packaging — 2.7%
Ball Corp., Gtd. Notes	Ba1	6.625%	03/15/18	5,205	5,074,875
Berry Plastics Holding Corp., Sec’d. Notes(h)	Caa1	6.6512%	09/15/14	2,025	1,620,000
Berry Plastics Holding Corp., Sec’d. Notes(b)	Caa1	8.875%	09/15/14	7,550	6,530,750
Crown Americas LLC, Sr. Notes	B1	7.625%	11/15/13	8,000	7,979,999
Exopack Holding Corp., Sr. Notes	B3	11.25%	02/01/14	5,565	5,161,538
Graham Packaging Co., Inc., Gtd. Notes(b)	Caa1	8.50%	10/15/12	1,605	1,520,738
Graham Packaging Co., Inc., Sub. Notes(b)	Caa1	9.875%	10/15/14	2,650	2,345,250
Greif Brothers Corp., Gtd. Notes	Ba2	6.75%	02/01/17	7,075	6,827,375
Owens Brockway Glass Container, Inc., Gtd. Notes(b)	Ba3	8.25%	05/15/13	4,425	4,535,625
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75%	11/15/13	3,250	3,071,250

					44,667,400

Paper — 1.7%
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25%	02/15/13	5,025	4,371,750
Catalyst Paper Corp., Gtd. Notes, Ser. D (Canada)	B2	8.625%	06/15/11	417	354,450
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	9.75%	03/15/10	2,500	2,375,000
Domtar Corp., Gtd. Notes (Canada)	B1	5.375%	12/01/13	1,200	1,062,000
Domtar Corp., Gtd. Notes (Canada)(b)	B+(g)	7.875%	10/15/11	1,525	1,532,625
Georgia-Pacific, Corp., Gtd. Notes, 144A (cost $4,800,000; purchased 12/13/06)(k)	Ba3	7.125%	01/15/17	4,800	4,512,000
Glatfelter, Gtd. Notes	Ba2	7.125%	05/01/16	320	313,600
Graphic Packaging International Corp., Sr. Notes(b)	B3	8.50%	08/15/11	6,608	6,393,240
Millar Western Forest Products Ltd., Sr. Notes (Canada)	B2	7.75%	11/15/13	375	243,750
NewPage Corp., Gtd. Notes	B2	10.00%	05/01/12	1,150	1,164,375
Norampac, Inc., Sr. Notes (Canada)	Ba3	6.75%	06/01/13	1,130	949,200
Verso Paper Holdings LLC, Sr. Sub. Notes, Ser. B(b)	B3	11.375%	08/01/16	5,275	4,998,063

					28,270,053

Pipelines & Others — 2.4%
AmeriGas Partners LP, Sr. Notes	B1	7.125%	05/20/16	3,600	3,339,000
AmeriGas Partners LP, Sr. Unsec’d. Notes	B1	7.25%	05/20/15	750	701,250
Copano Energy LLC, Sr. Notes, 144A	B1	7.75%	06/01/18	5,850	5,703,750
El Paso Corp., Sr. Notes, MTN(b)	Ba3	7.75%	01/15/32	1,200	1,202,141
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75%	05/01/14	1,175	1,072,188
Inergy LP, Sr. Notes(b)	B1	6.875%	12/15/14	3,000	2,790,000
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25%	03/01/16	2,625	2,585,625
Pacific Energy Partners LP, Sr. Notes	Baa3	7.125%	06/15/14	1,475	1,487,420
Sonat, Inc., Notes	Ba3	7.625%	07/15/11	1,840	1,857,421
Targa Resources, Inc., Gtd. Notes	B3	8.50%	11/01/13	6,175	6,051,500
Targa Resources Partners LP, Sr. Notes, 144A	B2	8.25%	07/01/16	4,100	3,956,500
Williams Cos., Inc., Notes	Baa3	7.125%	09/01/11	1,175	1,216,125
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	8.125%	03/15/12	7,445	7,817,249

					39,780,169

Railroads — 0.2%
Kansas City Southern Railway, Gtd. Notes	B2	7.50%	06/15/09	2,750	2,777,500

SEE NOTES TO FINANCIAL STATEMENTS.

A88

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Retailers — 1.4%
GSC Holdings Corp., Gtd. Notes	Ba1	8.00%	10/01/12	$1,620	$1,652,400
Neiman-Marcus Group, Inc., Gtd. Notes, PIK	B2	9.00%	10/15/15	6,360	6,280,500
Pantry, Inc., Sr. Sub. Notes	B3	7.75%	02/15/14	2,025	1,518,750
Rite Aid Corp., Sec’d. Notes	B3	8.125%	05/01/10	895	903,950
Rite Aid Corp., Sr. Sec’d. Notes	B3	10.375%	07/15/16	3,225	2,921,463
Susser Holdings LLC & Susser Finance Corp., Sr.Notes, 144A	B3	10.625%	12/15/13	1,500	1,515,000
Susser Holdings LLC, Gtd. Notes	B3	10.625%	12/15/13	7,230	7,338,450

					22,130,513

Technology — 6.8%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.70%	06/01/10	21,300	20,288,249
Ampex Corp., Sec’d. Notes, PIK (cost $772,814; purchased 2/15/04-2/15/08)(a)(c)(f)(k)	NR	12.00%	08/15/08	773	579,611
Avago Technologies, Sr. Notes (Singapore)	B1	10.125%	12/01/13	2,260	2,395,600
Avago Technologies, Sr. Sub. Notes (Singapore)	B3	11.875%	12/01/15	3,000	3,225,000
First Data Corp., Bank Loan(f)	Ba3	5.261%	09/24/14	4,963	4,548,752
First Data Corp., Bank Loan(f)	Ba3	5.5519%	09/24/14	4,963	4,555,163
First Data Corp., Gtd. Notes, 144A(b)	B3	9.875%	09/24/15	2,950	2,566,500
Flextronics International Ltd., Bank Loan (Singapore)(f)	Ba1	4.947%	10/01/12	9,950	9,410,920
Flextronics International Ltd., Bank Loan (Singapore)(f)	Ba1	4.947%	10/01/14	4,626	4,211,370
Flextronics International Ltd., Bank Loan (Singapore)(f)	Ba1	4.9631%	10/01/14	1,329	1,210,164
Freescale Semiconductor, Inc., Sr. Notes, PIK(b)	B2	9.125%	12/15/14	15,650	12,167,875
Iron Mountain, Inc., Gtd. Notes	B2	8.625%	04/01/13	6,600	6,633,000
Nortel Networks Ltd., Gtd. Notes, (Canada)(b)	B3	10.125%	07/15/13	2,500	2,443,750
NXP BV, Gtd. Notes (Netherlands)	B3	9.50%	10/15/15	675	587,250
NXP BV, Sec’d. Notes (Netherlands)(b)	Ba3	7.875%	10/15/14	2,035	1,872,200
Open Solutions, Inc., Sr. Sub. Notes, 144A	Caa1	9.75%	02/01/15	2,600	2,119,000
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba1	6.375%	10/01/11	4,600	4,450,500
Sensata Technologies, Bank Loan(f)	Ba3	4.662%	04/27/13	4,092	3,781,240
Sensata Technologies BV, Sr. Notes (Netherlands)(b)	B3	8.00%	05/01/14	4,875	4,485,000
Serena Software, Inc., Sr. Sub. Notes	Caa1	10.375%	03/15/16	8,840	8,221,200
STATS ChipPAC Ltd., Gtd. Notes (Singapore)	Ba1	6.75%	11/15/11	4,110	4,336,050
Sungard Data Systems, Inc., Gtd. Notes(b)	Caa1	9.125%	08/15/13	4,600	4,646,000
Unisys Corp., Sr. Notes	B2	6.875%	03/15/10	195	186,225
Unisys Corp., Sr. Notes	B2	8.00%	10/15/12	465	399,900
Xerox Corp., Gtd. Notes	Baa2	9.75%	01/15/09	590	607,328
Xerox Corp., Sr. Notes	Baa2	6.875%	08/15/11	1,350	1,399,036

					111,326,883

Telecommunications — 4.8%
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%	10/15/12	3,000	3,030,000
Centennial Cellullar Operating Co., Gtd. Notes	B2	10.125%	06/15/13	5,225	5,381,750
Citizens Communications Co., Notes	Ba2	9.25%	05/15/11	2,475	2,561,625
Citizens Communications Co., Sr. Notes(b)	Ba2	6.25%	01/15/13	1,590	1,474,725
Citizens Communications Co., Sr. Notes	Ba2	9.00%	08/15/31	3,135	2,821,500
Cricket Communications, Inc., Gtd. Notes, 144A(b)	B3	10.00%	07/15/15	3,925	3,846,500
Fairpoint Communications, Inc., Sr. Notes, 144A	B3	13.125%	04/01/18	7,000	6,860,000
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(h)	Caa2	8.4863%	05/01/13	4,550	1,729,000
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B	Caa3	12.50%	05/01/15	1,950	487,500
Level 3 Financing, Inc., Sr. Notes	Caa1	12.25%	03/15/13	8,950	9,005,937
Nordic Telephone Co., Holdings ApS, Sr. Notes, (Denmark), 144A(b)	B2	8.875%	05/01/16	4,125	4,042,500
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.00%	08/03/09	2,000	1,995,000
Qwest Communications International, Inc., Gtd. Notes, Ser. B(b)	Ba3	7.50%	02/15/14	3,150	2,992,500
Qwest Corp., Sr. Notes	Ba1	7.625%	06/15/15	5,115	4,923,188
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.50%	10/01/14	6,325	6,087,813
Rural Cellular Corp., Sr. Notes	B3	9.875%	02/01/10	20	20,350
Time Warner Telecom Holdings, Inc., Gtd. Notes(b)	B3	9.25%	02/15/14	8,325	8,512,312

SEE NOTES TO FINANCIAL STATEMENTS.

A89

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)

Telecommunications (continued)
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	$5,500	$5,486,250
Windstream Corp., Sr. Notes	Ba3	8.625%	08/01/16	5,950	5,935,125

					77,193,575

TOTAL CORPORATE BONDS (cost $1,611,488,691)					1,510,956,829

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Federal Republic of Brazil, Unsub. Notes	Ba1	10.00%	08/07/11	1,920	2,212,800
Federal Republic of Peru, Bonds	Ba2	8.375%	05/03/16	3,330	3,859,470

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $5,449,913)					6,072,270

COMMON STOCKS — 0.1%				Shares

Cable
Adelphia Recovery Trust(a)(f)				500,000	500

Electric
Mirant Corp.(a)				2,240	87,696

Media
Virgin Media, Inc.				8,521	115,971

Technology — 0.1%
Xerox Corp.				137,561	1,865,327

Telecommunications
Netia SA (Poland)(a)				238,168	337,219

TOTAL COMMON STOCKS (cost $2,249,158)					2,406,713

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 7/28/05)(a)(f)(k)				3,000	345,000

Cable
Adelphia Communications Corp., PIK, 13.00%(a)(f)				5,000	5
PTV, Inc., Ser. A, 10.00%				13	7

					12

TOTAL PREFERRED STOCKS (cost $4,765)					345,012

			Expiration Date	Units
WARRANTS(a)(f)
Cable
TVN Entertainment (cost $1,215,008; purchased 3/30/01-3/15/04)(k)			8/21/11	9,347	5,420

Chemicals
Sterling Chemical Holdings, Inc.			8/15/08	560	1

Consumer
ICON Fitness Corp.			9/27/09	18,093	181

Media & Entertainment
XM Satellite Radio, Inc., 144A			3/15/10	5,005	5

Technology
Viasystems Group, Inc.			1/31/10	45,109	5

SEE NOTES TO FINANCIAL STATEMENTS.

A90

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

WARRANTS(a)(f) (continued)	Expiration Date	Units	Value (Note 2)

Telecommunications
GT Group Telecommunications, Inc. (Canada), 144A	2/1/10	3,050	$3

TOTAL WARRANTS (cost $ 4,213,592)			5,615

TOTAL LONG-TERM INVESTMENTS (cost $1,623,406,119)			1,519,786,439

SHORT-TERM INVESTMENTS — 20.7%		Shares
AFFILIATED MUTUAL FUNDS
Dryden Core Investment Fund-Short Term Bond Series (Note 4)(e)		2,202,766	19,648,673
Dryden Core Investment Fund-Taxable Money Market Series (cost $316,562,471 includes $250,884,115 of cash collateral received for securities on loan) (Note 4)(d)(e)		316,562,471	316,562,471

TOTAL SHORT-TERM INVESTMENTS (cost $338,499,956)			336,211,144

TOTAL INVESTMENTS(l) — 114.1% (cost $1,961,906,075)			1,855,997,583
LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (14.1)%			(228,804,711)

NET ASSETS — 100.0%			$1,627,192,872

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $244,523,110; cash collateral of $250,884,115 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Short-Term Bond Series and the Dryden Core Investment Fund—Taxable Money Market Series.

(f)	Indicates a security that has been deemed illiquid.

(g)	Standard & Poor’s rating.

(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2008.

(i)	Amount is actual; not rounded to thousands

(j)	Represents zero coupon or step bond. Rate shown reflects the effective yield at the time of purchase.

(k)	Indicates a restricted security; the aggregate cost of such securities is $25,527,065. The aggregate value of $23,258,752 is approximately 1.4% of net assets.

(l)	As of June 30, 2008, 8 securities representing $932,547 and 0.1% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $932,547 was valued using Significant Unobservable Inputs (Level 3, as defined below).

SEE NOTES TO FINANCIAL STATEMENTS.

A91

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on credit default swap agreements as follows:

Credit default swap agreements outstanding at June 30, 2008:

Counter Party	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Special Financing, Inc.(1)	6/20/2009	$5,000	5.00%	Idearc, Inc., 8.00%, 11/15/16	$(48,154)
Lehman Brothers Special Financing, Inc.(1)	6/20/2009	5,000	5.00%	Idearc, Inc., 8.00%, 11/15/16	6,953
Merrill Lynch Capital Services(1)	9/20/2009	2,000	4.65%	General Motors Corp., 7.125%, 7/15/13	(267,278)
Lehman Brothers Special Financing, Inc.(1)	9/20/2009	6,500	5.00%	Harrah’s Operating Co., Inc., 5.625%, 06/01/15	(77,237)
Morgan Stanley Capital Services, Inc.(1)	9/20/2010	2,500	4.20%	Lear Corp., 8.11%, 5/15/09	(147,425)
Citibank, NA(2)	12/20/2012	4,250	2.85%	American Axle & Manufacturing, Inc., 5.25%, 2/11/14	775,809
Barclays Bank PLC(1)	6/20/2013	1,615	5.00%	Station Casino’s, Inc., 6.00%, 4/01/12	(89,174)
Goldman Sachs International(1)	3/20/2016	3,150	4.10%	NRG Energy, Inc., 7.25%, 2/01/14	(59,423)

					$94,071

(1)	The portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

(2)	The portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$338,280,153	—
Level 2—Other Significant Observable Inputs	1,516,784,883	$94,071
Level 3—Significant Unobservable Inputs	932,547	—

Total	$1,855,997,583	$94,071

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)
Balance as of 12/31/07	$1,109,740	$150,060
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(220,937)	—
Accrued discounts/premiums	—	—
Net purchases (sales)	43,744	—
Transfers in and/or out of Level 3	—	(150,060)

Balance as of 6/30/08	$932,547	—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 was as follows:

Affiliated Mutual Funds (including 15.4% of collateral received for securities on loan)	20.7%
Healthcare & Pharmaceutical	12.8
Capital Goods	9.1
Electric	7.8
Technology	6.9
Energy – Other	6.6
Gaming	5.7
Media & Entertainment	5.4
Metals	5.0
Telecommunications	4.8
Cable	4.4
Chemicals	2.8
Packaging	2.7
Aerospace/Defense	2.6
Automotive	2.6
Pipelines & Others	2.4
Consumer	2.2
Foods	2.0
Paper	1.7
Retailers	1.4
Lodging	1.2
Non Captive Finance	1.0
Banking	0.7
Building Materials & Construction	0.5
Foreign Government Obligations	0.4
Airlines	0.2
Energy – Integrated	0.2
Railroads	0.2
Healthcare Insurance	0.1

114.1
Liabilities in excess of other assets	(14.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A93

HIGH YIELD BOND PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $244,523,110:
Unaffiliated investments (cost $1,623,406,119)	$1,519,786,439
Affiliated investments (cost $338,499,956)	336,211,144
Cash	1,276,326
Foreign currency, at value (cost $1,358,035)	1,524,655
Dividends and interest receivable	31,416,056
Receivable for investments sold	4,979,655
Unrealized appreciation on swaps	782,762
Receivable for Series shares sold	20,765
Prepaid expenses	4,312

Total Assets	1,896,002,114

LIABILITIES
Collateral for securities on loan	250,884,115
Payable for investments purchased	15,638,633
Management fee payable	742,953
Unrealized depreciation on swaps	688,691
Premium for swaps written	427,301
Payable for Series shares repurchased	272,330
Accrued expenses and other liabilities	150,028
Deferred trustees’ fees	4,535
Transfer agent fee payable	656

Total Liabilities	268,809,242

NET ASSETS	$1,627,192,872

Net assets were comprised of:
Paid-in capital	$1,999,418,810
Retained earnings	(372,225,938)

Net assets, June 30, 2008	$1,627,192,872

Net asset value and redemption price per share, $1,627,192,872 / 334,673,610 outstanding shares of beneficial interest	$4.86

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Interest	$69,312,027
Affiliated dividend income	1,424,445
Affiliated income from securities loaned, net	744,165
Unaffiliated dividend income	12,396

Total income	71,493,033

EXPENSES
Management fee	4,470,900
Custodian’s fees and expenses	106,000
Shareholders’ reports	78,000
Insurance expenses	25,000
Trustees’ fees	15,000
Interest expense (Note 8)	11,204
Audit fee	11,000
Legal fees and expenses	6,000
Commitment fee on syndicated credit agreement	2,000
Transfer agent’s fee and expenses (including affiliated expense of $1,900) (Note 4)	2,000
Miscellaneous	8,649

Total expenses	4,735,753

NET. INVESTMENT INCOME	66,757,280

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (including affiliated: $(1,337,868))	(20,828,268)
Swap transactions	193,808
Foreign currency transactions	45,595

(20,588,865)

Net change in unrealized appreciation (depreciation) on:
Investments	(52,578,661)
Swaps	(55,989)
Foreign currencies	(16,246)

(52,650,896)

NET LOSS ON INVESTMENTS, SWAPS AND FOREIGN CURRENCIES	(73,239,761)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,482,481)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
DECREASE IN NET ASSETS
OPERATIONS:
Net investment income	$66,757,280	$128,014,209
Net realized gain (loss) on investment, swap and foreign currency transactions	(20,588,865)	8,684,076
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(52,650,896)	(93,222,925)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(6,482,481)	43,475,360

DISTRIBUTIONS	(67,150,252)	(121,240,261)

SERIES SHARES TRANSACTIONS:
Series shares sold (421,360 and 8,066,804 shares, respectively)	2,092,940	42,674,086
Series shares issued in reinvestment of dividends (13,741,698 and 23,224,719 shares, respectively)	67,150,252	121,240,261
Series shares repurchased (8,518,305 and 25,105,500 shares, respectively)	(42,383,450)	(133,249,807)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARES TRANSACTIONS	26,859,742	30,664,540

TOTAL DECREASE IN NET ASSETS	(46,772,991)	(47,100,361)
NET ASSETS:
Beginning of period	1,673,965,863	1,721,066,224

End of period	$1,627,192,872	$1,673,965,863

SEE NOTES TO FINANCIAL STATEMENTS.

A94

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 97.5%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 3.2%
Raytheon Co.(b)	450,500	$25,354,140
United Technologies Corp.	520,200	32,096,340

		57,450,480

Beverages — 3.2%
Coca-Cola Co.(The)	663,400	34,483,532
PepsiCo, Inc.	375,000	23,846,250

		58,329,782

Biotechnology — 7.9%
Celgene Corp.(a)	376,900	24,072,603
Genentech, Inc.(a)	503,900	38,246,010
Gilead Sciences, Inc.(a)(b)	1,509,600	79,933,320

		142,251,933

Capital Markets — 4.3%
Charles Schwab Corp.(The)	1,652,900	33,950,566
Goldman Sachs Group, Inc.(The)	147,600	25,815,240
Lazard Ltd. (Class A Stock)	517,300	17,665,795

		77,431,601

Chemicals — 3.6%
Monsanto Co.	520,200	65,774,088

Communications Equipment — 8.3%
Cisco Systems, Inc.(a)	2,206,000	51,311,560
Nokia OYJ, ADR (Finland)	884,400	21,667,800
QUALCOMM, Inc.	731,000	32,434,470
Research In Motion Ltd.(a)	373,800	43,697,220

		149,111,050

Computers & Peripherals — 6.8%
Apple, Inc.(a)	407,800	68,282,032
Hewlett-Packard Co.	1,098,700	48,573,527
Netapp Inc.(a)(b)	238,800	5,172,408

		122,027,967

Diversified Financial Services — 0.6%
NYSE Euronext(b)	217,800	11,033,748

Electrical Equipment — 1.6%
ABB Ltd., ADR (Switzerland)(a)	1,022,400	28,954,368

Energy Equipment & Services — 7.4%
First Solar, Inc.(a)	127,700	34,839,114
Halliburton Co.	930,600	49,386,942
Schlumberger Ltd.	464,000	49,847,520

		134,073,576

Food & Staples Retailing — 5.0%
Costco Wholesale Corp.(b)	416,600	29,220,324
CVS/Caremark Corp.	774,400	30,643,008
Wal-Mart Stores, Inc.	537,600	30,213,120

		90,076,452

Health Care Equipment & Supplies — 4.8%
Alcon, Inc.	274,700	44,718,413
Baxter International, Inc.	648,900	41,490,666

		86,209,079

Health Care Providers & Services — 1.2%
Medco Health Solutions, Inc.(a)(b)	457,300	21,584,560

COMMON STOCKS (continued)	Shares	Value (Note 2)

Hotels, Restaurants & Leisure — 1.3%
Las Vegas Sands Corp.(a)(b)	115,300	$5,469,832
Marriott International, Inc.(Class A Stock)	688,600	18,068,864

		23,538,696

Household Products — 2.0%
Colgate-Palmolive Co.	511,400	35,337,740

Industrial Conglomerates — 1.0%
McDermott International, Inc.(a)	296,900	18,375,141

Internet & Catalog Retail — 2.6%
Amazon.com, Inc.(a)(b)	643,700	47,202,521

Internet Software & Services — 5.4%
Akamai Technologies, Inc.(a)(b)	635,400	22,105,566
Google, Inc. (Class A Stock)(a)	143,400	75,488,628

		97,594,194

IT Services — 4.0%
Infosys Technologies Ltd., ADR (India)(b)	814,000	35,376,440
Visa, Inc. (Class A Stock)(a)	461,900	37,557,089

		72,933,529

Life Sciences, Tools & Services — 1.8%
Thermo Fisher Scientific, Inc.(a)(b)	586,900	32,707,937

Media — 1.9%
Walt Disney Co. (The)(b)	1,115,000	34,788,000

Multiline Retail — 0.4%
Saks, Inc.(a)(b)	661,100	7,258,878

Oil, Gas & Consumable Fuels — 3.5%
Occidental Petroleum Corp.	436,400	39,214,904
Southwestern Energy Co.(a)	499,500	23,781,195

		62,996,099

Pharmaceuticals — 8.4%
Abbott Laboratories	709,400	37,576,918
Elan Corp. PLC, ADR (Ireland)(a)(b)	634,300	22,549,365
Mylan, Inc.(b)	868,000	10,476,760
Roche Holding AG, ADR (Switzerland)	237,800	21,292,612
Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	615,000	28,167,000
Wyeth	638,400	30,617,664

		150,680,319

Semiconductors & Semiconductor Equipment — 2.1%
Linear Technology Corp.(b)	226,100	7,364,077
NVIDIA Corp.(a)	1,051,700	19,687,824
Texas Instruments, Inc.(b)	416,300	11,723,008

		38,774,909

Software — 3.4%
Adobe Systems, Inc.(a)(b)	880,000	34,663,200
Microsoft Corp.	1,004,700	27,639,297

		62,302,497

Textiles, Apparel & Luxury Goods — 1.8%
Coach, Inc.(a)(b)	366,100	10,572,968
NIKE, Inc. (Class B Stock)(b)	380,300	22,669,683

		33,242,651

TOTAL LONG-TERM INVESTMENTS (cost $1,361,625,135)		1,762,041,795

SEE NOTES TO FINANCIAL STATEMENTS.

A95

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

SHORT-TERM INVESTMENTS — 20.3%
	Shares	Value (Note 2)
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $367,002,934; includes $339,315,891 of cash collateral received for securities on loan) (Note 4)(c)(d)	367,002,934	$367,002,934

TOTAL INVESTMENTS — 117.8% (cost $1,728,628,069)		2,129,044,729
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.8)%		(322,263,601)

TOTAL NET ASSETS — 100.0%		$1,806,781,128

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $325,607,233; cash collateral of $339,315,891 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the Manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$2,129,044,729	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$2,129,044,729	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 18.0% of collateral received for securities on loan)	20.3%
Pharmaceuticals	8.4
Communications Equipment	8.3
Biotechnology	7.9
Energy Equipment & Services	7.4
Computers & Peripherals	6.8
Internet Software & Services	5.4
Food & Staples Retailing	5.0
Health Care Equipment & Supplies	4.8
Capital Markets	4.3
IT Services	4.0
Chemicals	3.6
Oil, Gas & Consumable Fuels	3.5
Software	3.4
Aerospace & Defense	3.2
Beverages	3.2
Internet & Catalog Retail	2.6
Semiconductors & Semiconductor Equipment	2.1
Household Products	2.0
Media	1.9
Life Sciences, Tools & Services	1.8
Textiles, Apparel & Luxury Goods	1.8
Electrical Equipment	1.6
Hotels, Restaurants & Leisure	1.3
Health Care Providers & Services	1.2
Industrial Conglomerates	1.0
Diversified Financial Services	0.6
Multiline Retail	0.4

117.8
Liabilities in excess of other assets	(17.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A97

JENNISON PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $325,607,233:
Unaffiliated investments (cost $1,361,625,135)	$1,762,041,795
Affiliated investments (cost $367,002,934)	367,002,934
Cash	465,736
Receivable for investments sold	25,173,092
Dividends receivable	1,043,407
Foreign tax reclaim receivable	450,648
Receivable for Series shares sold	210,742
Prepaid expenses	2,587

Total Assets	2,156,390,941

LIABILITIES
Collateral for securities on loan	339,315,891
Payable for investments purchased	8,594,967
Management fee payable	926,475
Payable for Series shares repurchased	571,439
Accrued expenses and other liabilities	193,161
Distribution fee payable	3,968
Administration fee payable	2,381
Transfer agent fee payable	1,531

Total Liabilities	349,609,813

NET ASSETS	$1,806,781,128

Net assets were comprised of:
Paid-in capital	2,220,861,088
Retained earnings	(414,079,960)

Net assets, June 30, 2008	$1,806,781,128

Class I:
Net asset value and redemption price per share, $1,788,224,456 / 83,963,155 outstanding shares of beneficial interest	$21.30

Class II:
Net asset value and redemption price per share, $18,556,672 / 882,965 outstanding shares of beneficial interest	$21.02

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $381,612)	$10,014,602
Affiliated income from securities loaned, net	893,693
Affiliated dividend income	409,640

11,317,935

EXPENSES
Management fee	5,675,134
Distribution fee—Class II	23,874
Administration fee—Class II	14,324
Custodian’s fees and expenses	103,000
Shareholders’ reports	103,000
Trustees’ fees	17,000
Insurance expenses	15,000
Audit fee	9,000
Legal fees and expenses	5,000
Interest expense (Note 8)	4,143
Transfer agent’s fees and expenses (including affiliated expense of $4,000) (Note 4)	4,000
Commitment fee on syndicated credit agreement	3,000
Miscellaneous	8,077

Total expenses	5,984,552

NET INVESTMENT INCOME	5,333,383

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(15,590,434)
Foreign currency transactions	(39,362)

(15,629,796)

Net change in unrealized appreciation (depreciation) on investments	(179,978,713)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(195,608,509)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(190,275,126)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,333,383	$8,658,027
Net realized gain (loss) on investment and foreign currency transactions	(15,629,796)	134,749,640
Net change in unrealized appreciation (depreciation) on investments	(179,978,713)	94,375,405

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(190,275,126)	237,783,072

DISTRIBUTIONS:
Class I	(8,646,693)	(6,070,485)
Class II	(11,569)	—

TOTAL DISTRIBUTIONS	(8,658,262)	(6,070,485)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [1,434,120 and 4,033,362 shares, respectively]	30,638,220	91,274,690
Series shares issued in reinvestment of distributions [390,535 and 259,312 shares, respectively]	8,658,027	6,070,485
Series shares repurchased [7,205,438 and 13,603,127 shares, respectively]	(155,939,636)	(303,588,872)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(116,643,389)	(206,243,697)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(315,576,777)	25,468,890
NET ASSETS:
Beginning of period	2,122,357,905	2,096,889,015

End of period	$1,806,781,128	$2,122,357,905

SEE NOTES TO FINANCIAL STATEMENTS.

A98

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Certificates of Deposit — 10.7%
Banco Bilbao Vizcaya Argentaria SA	2.600%	08/22/08	$50,000	$50,000,000
BNP Paribas	2.580%	08/20/08	48,000	48,000,000
BNP Paribas	2.650%	09/03/08	10,000	10,000,000
Branch Banking & Trust Co.	2.710%	11/17/08	15,000	15,000,000
National Bank of Canada	2.810%	09/24/08	20,000	20,000,000

				143,000,000

Commercial Paper — 40.8%
American Express Credit Corp.(d)	2.450%	07/14/08	20,000	19,982,306
Australia & New Zealand Banking 144A(c)(d)	2.620%	08/04/08	16,310	16,269,642
Bank of America Corp.(d)	2.570%	08/21/08	20,000	19,927,183
CBA (Delaware) Finance(d)	2.550%	07/14/08	20,000	19,981,583
Citigroup Funding, Inc.(d)	2.800%	08/13/08	40,000	39,866,222
Citigroup Funding, Inc. 144A(c)(d)	2.800%	08/20/08	10,000	9,961,111
Citigroup Funding, Inc.(d)	2.730%	08/25/08	12,000	11,949,950
DNB Norbank ASA 144A(c)(d)	2.580%	08/21/08	21,000	20,923,245
Edison Asset Securitization 144A(c)(d)	2.570%	07/22/08	30,000	29,955,025
General Electric Capital Corp.(d)	2.560%	07/16/08	14,742	14,726,275
General Electric Capital Corp.(d)	2.610%	07/30/08	329	328,308
General Electric Capital Corp.(d)	2.380%	08/18/08	16,570	16,517,418
General Electric Capital Corp.(d)	2.450%	09/02/08	14,000	13,939,975
Nordea North America(d)	2.710%	09/26/08	17,926	17,808,600
Old Line Funding LLC 144A(c)(d)	2.635%	07/01/08	46,609	46,609,001
Old Line Funding LLC 144A(c)(d)	2.520%	07/09/08	10,000	9,994,400
Prudential PLC 144A(c)(d)	2.640%	07/07/08	10,000	9,995,600
Prudential PLC 144A(c)(d)	2.670%	07/14/08	5,000	4,995,179
Prudential PLC 144A(c)(d)	2.730%	07/15/08	25,000	24,973,458
Prudential PLC 144A(c)(d)	2.920%	07/22/08	10,000	9,982,967
Sanpaolo IMI US Financial Co.(d)	2.750%	07/14/08	25,000	24,975,174
Sanpaolo IMI US Financial Co.(d)	2.940%	07/25/08	29,258	29,200,654
Swedbank AB(d)	2.780%	09/08/08	17,000	16,909,418
Swedbank Mortgage AB(d)	3.030%	07/24/08	14,000	13,972,898
Swedbank Mortgage AB(d)	2.800%	08/18/08	4,000	3,985,067
Swedbank Mortgage AB(d)	2.750%	08/26/08	15,000	14,935,833
Tulip Funding Corp. 144A(c)(d)	2.680%	07/15/08	34,000	33,964,565
Tulip Funding Corp. 144A(c)(d)	2.820%	07/28/08	10,000	9,978,850
Westpac Banking Corp. 144A(c)(d)	2.680%	07/08/08	10,000	9,994,769
Westpac Securities NZ LT 144A(c)(d)	2.994%	01/28/09	30,000	30,000,000

				546,604,676

Loan Participation — 3.0%
Cargill, Inc.(b)	2.500%	07/14/08	40,000	40,000,000

Other Corporate Obligations — 31.8%
Banco Espanol DE Credit 144A(a)(c)	2.734%	08/11/08	37,000	37,000,001
BMW US Capital LLC 144A(a)(c)	2.451%	09/04/08	10,000	10,000,000
BNP Paribas(a)	2.397%	07/03/08	3,600	3,599,990
Caja de Ahorro y Monte de Piedad de Madrid, S.A. 144A(a)(c)	2.967%	08/12/08	13,000	13,000,000
Fortis Bank NY 144A(a)(c)	2.788%	07/18/08	25,000	24,999,770
General Electric Capital Corp. M.T.N.(a)	3.007%	07/28/08	10,000	10,000,898
Genworth Life Insurance Co.(a)(b)(e) (cost $11,000,000; purchased 8/24/07)	2.561%	08/22/08	11,000	11,000,000
Goldman Sachs Group, Inc., Reg S, 144A(b)(c)	3.000%	09/26/08	35,000	35,000,000
HSBC USA, Inc. M.T.N.(a)	2.481%	08/15/08	30,000	30,000,000
Irish Life And Permanent PLC M.T.N. 144A(a)(c)	2.531%	08/20/08	25,000	24,999,895
John Deere Capital Corp. M.T.N.(a)	2.984%	09/25/08	9,000	8,998,672
JPMorgan Chase & Co. M.T.N.(a)	2.448%	08/11/08	30,000	30,000,000
JPMorgan Chase & Co. M.T.N.(a)	2.449%	09/02/08	13,000	13,000,000
Kommunalkredit Austria AG 144A(a)(c)	2.511%	08/22/08	6,000	6,000,000
Merrill Lynch & Co. M.T.N.(a)	2.621%	08/22/08	20,000	19,995,073

SEE NOTES TO FINANCIAL STATEMENTS.

A99

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Other Corporate Obligations (continued)
MetLife Insurance Co. of Connecticut(a)(b)(e) (cost $6,000,000; purchased 7/09/07)	2.499%	07/07/08	$6,000	$6,000,000
Metropolitan Life Insurance Co.(a)(b)(e) (cost $8,000,000; purchased 2/01/08)	3.123%	02/02/09	8,000	8,000,000
Morgan Stanley M.T.N.(a)	2.607%	10/31/08	31,000	31,000,000
Nationwide Building Society 144A(a)(c)	2.881%	07/28/08	15,000	15,000,332
Nordea Bank AB 144A(a)(c)	2.468%	08/08/08	20,000	20,000,000
Paccar Financial Corp. M.T.N.(a)	2.449%	09/02/08	10,000	10,000,000
Royal Bank of Canada M.T.N.(a)	2.509%	09/09/08	5,000	5,000,000
Royal Bank of Scotland NY(a)	2.397%	07/03/08	4,200	4,199,986
Skandinaviska Enskilda Banken AB 144A(a)(c)	2.501%	08/19/08	36,000	36,000,000
Westpac Banking Corp. M.T.N.(a)	2.751%	07/11/08	13,000	12,999,999

				425,794,616

U.S. Government Agency — 13.6%
Federal Home Loan Bank(f)	2.389%	09/17/08	14,000	13,927,958
Federal Home Loan Bank(f)	2.415%	09/22/08	25,000	24,861,667
Federal Home Loan Bank(f)	2.500%	09/24/08	25,000	24,853,611
Federal Home Loan Bank(a)	2.382%	02/17/09	10,000	10,000,000
Federal Home Loan Bank(a)	2.140%	02/19/09	25,000	25,000,000
Federal Home Loan Bank(a)	2.170%	02/23/09	25,000	25,000,000
Federal Home Loan Bank(a)	2.215%	02/27/09	33,000	33,000,000
Federal Home Loan Bank(a)	2.250%	03/27/09	25,000	25,000,000

				181,643,236

TOTAL INVESTMENTS — 99.9% (amortized cost $1,337,042,528)(g)				1,337,042,528
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%				845,362

NET ASSETS — 100.0%				$1,337,887,890

The following abbreviation is used in portfolio descriptions:

M.T.N.	Medium Term Notes

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2008.

(b)	Indicates an illiquid security.

(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Indicates a restricted security; the aggregate cost of such securities is $25,000,000. The aggregate value of $25,000,000 is approximately 1.9% of net assets.

(f)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A100

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	—	—
Level 2—Other Significant Observable Inputs	$1,337,042,528	—
Level 3—Significant Unobservable Inputs	—	—

Total	$1,337,042,528	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 was as follows:

Assets Backed Securities	28.0%
Foreign Banks	25.1
Commercial Banks	18.5
Non Captive Finance	6.4
Security Broker & Dealers	6.4
Insurance	5.6
Finance Services	5.5
Loan Participation	3.0
Automotive	0.7
Capital Goods	0.7

99.9
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A101

MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2008

ASSETS
Investments, at value (amortized cost $1,337,042,528)	$1,337,042,528
Cash	264,460
Interest receivable	1,682,785
Receivable for Series shares sold	466,346
Prepaid expenses	2,028

Total Assets	1,339,458,147

LIABILITIES
Payable for Series shares repurchased	722,698
Management fee payable	436,856
Income distribution payable	243,856
Accrued expenses and other liabilities	165,947
Transfer agent fee payable	900

Total Liabilities	1,570,257

NET ASSETS	$1,337,887,890

Net assets were comprised of:
Paid-in capital	$1,337,887,890

Net assets, June 30, 2008	$1,337,887,890

Net asset value and redemption price per share, $1,337,887,890 / 133,788,788 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS

(Unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME
Interest	$23,019,482

EXPENSES
Management fee	2,658,258
Shareholders’ reports	87,000
Custodian’s fees and expenses	64,000
Insurance expenses	11,000
Trustees’ fees	11,000
Audit fee	8,000
Legal fees and expenses	4,000
Transfer agent’s fee and expenses (including affiliated expense of $2,700) (Note 4)	3,000
Miscellaneous	3,598

Total expenses	2,849,856

NET INVESTMENT INCOME	20,169,626

NET REALIZED GAIN ON INVESTMENT TRANSACTIONS	42,336

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,211,962

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$20,169,626	$62,090,264
Net realized gain on investment transactions	42,336	25,015

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	20,211,962	62,115,279

DISTRIBUTIONS	(20,211,962)	(62,115,279)

SERIES SHARE TRANSACTIONS:
Series shares sold [17,425,244 and 70,927,906 shares, respectively]	174,252,404	709,279,065
Series shares issued in reinvestment of distributions [2,021,193 and 6,211,703 shares, respectively]	20,211,962	62,117,029
Series shares repurchased [14,650,613 and 54,199,025 shares, respectively]	(146,506,126)	(541,990,247)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	47,958,240	229,405,847

TOTAL INCREASE IN NET ASSETS	47,958,240	229,405,847
NET ASSETS:
Beginning of period	1,289,929,650	1,060,523,803

End of period	$1,337,887,890	$1,289,929,650

SEE NOTES TO FINANCIAL STATEMENTS.

A102

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 99.9%		Value (Note 2)
COMMON STOCKS — 95.6%	Shares

All Other Basic Metals — 1.2%
Cameco Corp. (Canada)	500,000	$21,476,905
Platmin Ltd., 144A (South Africa)(a)(f)	276,900	1,928,008

		23,404,913

Aluminum — 1.2%
Century Aluminum Co.(a)(b)	369,100	24,541,459

Coal — 1.8%
CONSOL Energy, Inc.(b)	324,600	36,475,302

Copper — 3.9%
First Quantum Minerals Ltd. (Canada)	279,500	19,282,951
Freeport-McMoRan Copper & Gold, Inc. (Class B)(b)	411,919	48,272,787
Southern Copper Corp.	96,900	10,332,447

		77,888,185

Diversified Exploration & Production — 12.9%
BG Group PLC (United Kingdom)	798,900	20,761,367
Cairn Energy PLC (United Kingdom)(a)	398,000	25,543,649
Concho Resources, Inc.(a)	464,300	17,318,390
Denbury Resources, Inc.(a)	856,200	31,251,300
Devon Energy Corp.	218,400	26,242,944
Newfield Exploration Co.(a)	315,500	20,586,375
Oil Search Ltd. (Papua New Guinea)	1,882,841	12,273,944
Pacific Rubiales Energy Corp. (Canada)(a)	800,700	10,545,652
Pioneer Natural Resources Co.	331,800	25,973,304
St. Mary Land & Exploration Co.	166,500	10,762,560
Talisman Energy, Inc.	1,288,900	28,523,357
Woodside Petroleum Ltd. (Australia)	486,362	31,472,045

		261,254,887

Diversified Metals & Mining — 3.8%
African Rainbow Minerals Ltd. (South Africa)	545,850	19,462,549
BHP Billiton Ltd., ADR (Australia)	227,500	19,380,725
First Uranium Corp. (South Africa)(a)	390,800	2,406,810
First Uranium Corp., 144A (South Africa)(a)(f)	400,000	2,463,470
FNX Mining Co., Inc. (Canada)(a)	351,100	8,298,038
FNX Mining Co., Inc. 144A (Canada)(a)	56,300	1,330,617
Northern Dynasty Minerals Ltd.(a)(b)	859,700	6,903,391
Sterlite Industries India Ltd., ADR (India)(a)(b)	1,007,500	16,019,250

		76,264,850

Diversified Resources — 1.4%
Cia Vale do Rio Doce, ADR (Brazil)(b)	721,900	25,858,458
Edp Renovaveis SA., 144A (Spain)(a)	285,700	3,306,192

		29,164,650

COMMON STOCKS (continued)	Shares	Value (Note 2)

Drillers — 4.0%
Nabors Industries Ltd.(a)(b)	198,400	$9,767,232
Noble Corp.	399,800	25,971,008
Transocean, Inc.	212,903	32,444,288
Vantage Drilling Co.(a)(b)	1,457,800	12,580,814

		80,763,342

Energy Services — 14.3%
Cameron International Corp.(a)(b)	603,200	33,387,120
Exterran Holdings, Inc.(a)(b)	181,000	12,939,690
FMC Technologies, Inc.(a)	225,000	17,309,250
Halliburton Co.	643,300	34,139,931
Integra Group Holdings, GDR(a)	1,236,950	13,717,776
National-Oilwell Varco, Inc.(a)	294,200	26,101,424
Petroleum Geo-Services ASA, ADR (Norway)(a)	679,800	16,553,130
Schlumberger Ltd.	293,500	31,530,705
SEACOR Holdings, Inc.(a)(b)	131,400	11,761,614
Smith International, Inc.	232,800	19,354,992
Superior Energy Services, Inc.(a)	394,900	21,774,786
Tenaris SA, ADR (Luxembourg)	677,800	50,496,099

		289,066,517

Foods — 0.9%
Agrenco Ltd., 144A (Brazil)(a)(f)	1,166,700	1,106,222
Cosan Ltd., (Class A)(a)(b)	1,274,400	16,121,160

		17,227,382

Gold — 11.6%
AGNICO-EAGLE Mines Ltd.(b)	365,700	27,197,109
AXMIN, Inc. (Canada)(a)	4,338,700	1,999,793
Barrick Gold Corp.	417,594	19,000,527
Centerra Gold, Inc. (Canada)(a)	597,600	2,795,481
Cia de Minas Buenaventura SA, ADR (Peru)	377,500	24,677,175
Crystallex International Corp. (Canada)(a)	442,700	481,904
Crystallex International Corp.(a)(b)	2,345,700	2,627,184
Eldorado Gold Corp. (Canada)(a)	2,220,500	18,923,355
European Goldfields Ltd. (Canada)(a)	2,382,600	11,122,071
Gabriel Resources Ltd. (Canada)(a)	1,758,800	4,760,506
Gold Reserve, Inc.(a)	596,000	1,072,800
Gold Reserve, Inc. (Canada)(a)	131,900	232,833
Goldcorp, Inc.	414,277	19,127,169
Greystar Resources Ltd. (Canada)(a)	756,000	2,869,197
Highland Gold Mining Ltd. (United Kingdom)(a)	427,900	1,487,125
Kinross Gold Corp.	1,166,200	27,533,982
Lihir Gold Ltd., 144A (Papua New Guinea)(a)	2,344,983	7,396,004
Lihir Gold Ltd., ADR (Papua New Guinea)(a)(b)	462,300	14,687,271
Nevsun Resources Ltd. (Canada)(a)	1,605,000	3,352,604
Newcrest Mining Ltd., (Australia)	518,591	14,566,703
Newcrest Mining Ltd., 144A (Australia)	245,627	6,899,066

SEE NOTES TO FINANCIAL STATEMENTS.

A103

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Gold (continued)
Newmont Mining Corp.(b)	237,300	$12,377,568
Orezone Resources, Inc. (Canada)(a)	1,464,300	1,766,293
Seabridge Gold, Inc.(a)(b)	62,300	1,370,600
SEMAFO, Inc. (Canada)(a)	1,302,800	1,724,907
SEMAFO, Inc., 144A (Canada)(a)(f)	3,216,300	4,258,014

		234,307,241

Integrated Oil/Domestic — 4.4%
Hess Corp.	223,100	28,152,989
Murphy Oil Corp.	312,300	30,621,015
Occidental Petroleum Corp.	345,900	31,082,574

		89,856,578

Integrated Oil/International — 4.6%
Gazprom OAO, ADR (Russia)	319,950	18,557,100
Petroleo Brasileiro SA, ADR (Brazil)(b)	477,800	33,842,574
Reliance Industries Ltd., GDR 144A (India)	141,400	13,771,257
Sasol Ltd., ADR (South Africa)(b)	448,600	26,440,484

		92,611,415

Iron & Steel — 5.1%
Cleveland-Cliffs, Inc.	341,000	40,643,790
MMX Mineracao e Metalicos SA (Brazil)(a)	1,384,000	42,553,403
Nucor Corp.	254,400	18,996,048

		102,193,241

Mineral Sands — 3.8%
OPTI Canada, Inc. (Canada)(a)	1,157,948	26,231,832
Suncor Energy, Inc.	628,900	36,551,667
UTS Energy Corp. (Canada)(a)	2,296,900	13,425,051

		76,208,550

Natural Gas Production — 14.0%
Bill Barrett Corp.(a)(b)	288,300	17,127,903
BPI Energy Holdings, Inc.(a)	2,800,000	1,512,000
Cabot Oil & Gas Corp.(b)	418,400	28,338,232
CNX Gas Corp.(a)	280,100	11,775,404
Equitable Resources, Inc.	309,000	21,339,540
Petrohawk Energy Corp.(a)	583,000	26,998,730
Quicksilver Resources, Inc.(a)(b)	491,000	18,972,240
Range Resources Corp.	449,750	29,476,615
Sandridge Energy Inc.(a)	303,300	19,587,114
Southwestern Energy Co.(a)	1,075,400	51,199,794
Trident Resources Corp.(Canada)(Private) (cost $4,402,178; purchased 12/4/03)(a)(f)(g)	412,657	4,046,847
Ultra Petroleum Corp.(a)(b)	325,700	31,983,740
XTO Energy, Inc.	307,125	21,041,134

		283,399,293

Non-Natural Resources — 1.0%
NRG Energy, Inc.(a)(b)	491,700	21,093,930

Oil & Gas Refining & Marketing — 0.9%
Valero Energy Corp.	449,800	18,522,764

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil & Gas Storage & Transportation — 1.7%
Cheniere Energy, Inc.(a)(b)	795,800	$3,477,646
Williams Cos., Inc.	744,800	30,022,888

		33,500,534

Platinum — 1.1%
Impala Platinum Holdings Ltd., ADR (South Africa)(b)	584,900	23,045,060

Silver — 2.0%
Apex Silver Mines Ltd.(a)(b)	430,100	2,111,791
Coeur d’Alene Mines Corp.(a)(b)	1,455,600	4,221,240
Hecla Mining Co.(a)(b)	741,200	6,863,512
Pan American Silver Corp.(Canada)(a)	130,458	4,485,493
Pan American Silver Corp.(a)	346,900	11,995,802
Silver Wheaton Corp.(a)(b)	738,000	10,811,700

		40,489,538

TOTAL COMMON STOCKS (cost $1,054,919,265)		1,931,279,631

	Principal Amount (000)#
CORPORATE BONDS — 0.8%
Natural Gas Production — 0.8%
Trident Subordinated Unsecured Note, PIK, 9.982%, due 8/12/12 (cost $15,666,317; purchased 8/20/07)(Canada)(Private)(f)(g)	CAD 16,428	15,406,213

	Shares
PREFERRED STOCK — 3.5%
Diversified Exploration & Production — 3.5%
OGX Petroleo e Gas Participacoes SA (Brazil) (cost $11,150,042)(a)	89,412	70,665,667

	Units
WARRANTS(a)
Gold
Crystallex International Corp. Warrant, expiring 8/11/09 (Canada)(Private) (cost $0; purchased 2/08/08)(f)(g)	221,350	22,864

Natural Gas Production
Trident Warrant, expiring 1/01/15 (Canada)(Private) (cost $0; purchased 8/20/07)(f)(g)	1,476,143	145

TOTAL WARRANTS (cost $0)		23,009

TOTAL LONG-TERM INVESTMENTS (cost $1,081,735,624)		2,017,374,520

SEE NOTES TO FINANCIAL STATEMENTS.

A104

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

SHORT-TERM INVESTMENT — 15.2%
	Shares	Value (Note 2)
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $307,850,011; includes $305,490,924 of cash collateral received for securities on loan) (Note 4)(c)(d)	307,850,011	$307,850,011

TOTAL INVESTMENTS(e) — 115.1% (cost $1,389,585,635)		2,325,224,531
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.1)%		(305,587,509)

NET ASSETS — 100.0%		$2,019,637,022

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CAD	Canadian Dollar
GDR	Global Depositary Receipt
PIK	Payment in Kind

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	Non-income producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $292,241,652; cash collateral of $305,490,924 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	As of June 30, 2008, 4 securities representing $19,476,069 and 1.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $19,476,069 were fair valued using Significant Unobservable Inputs (Level 3, as defined below).

(f)	Indicates illiquid securities.

(g)	Indicates a security restricted to resale. The aggregate cost of such securities was $20,068,495. The aggregate value of $19,476,069 is approximately 1.0% of the net assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$2,238,493,773	—
Level 2—Other Significant Observable Inputs	67,254,689	—
Level 3—Significant Unobservable Inputs	19,476,069	—

Total	$2,325,224,531	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$33,530,418
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,333,244)
Net purchases (sales)	880,900
Transfers in and/or out of Level 3	(13,602,005)

Balance as of 6/30/08	$19,476,069

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Diversified Exploration & Production	16.4%
Affiliated Money Market Mutual Fund (including 15.1% of collateral received for securities on loan)	15.2
Natural Gas Production	14.8
Energy Services	14.3
Gold	11.6
Iron & Steel	5.1
Integrated Oil/International	4.6
Integrated Oil/Domestic	4.4
Drillers	4.0
Copper	3.9
Diversified Metals & Mining	3.8
Mineral Sands	3.8
Silver	2.0
Coal	1.8
Oil & Gas Storage & Transportation	1.7
Diversified Resources	1.4
All Other Basic Metals	1.2
Aluminum	1.2
Platinum	1.1
Non-Natural Resources	1.0
Foods	0.9
Oil & Gas Refining & Marketing	0.9

115.1
Liabilities in excess of other assets	(15.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A106

NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value, including securities on loan of $292,241,652:
Unaffiliated investments (cost $1,081,735,624)	$2,017,374,520
Affiliated investments (cost $307,850,011)	307,850,011
Cash	65,348
Foreign currency, at value (cost $55,410)	55,306
Dividends and interest receivable	852,183
Receivable for Series shares sold	286,285
Tax reclaims receivable	70,516
Prepaid expenses	2,254

Total Assets	2,326,556,423

LIABILITIES
Collateral for securities on loan	305,490,924
Management fee payable	716,351
Payable for Series shares repurchased	556,027
Accrued expenses and other liabilities	87,576
Payable for investments purchased	41,976
Distribution fee payable	15,898
Administration fee payable	9,542
Transfer agent fee payable	1,107

Total Liabilities	306,919,401

NET ASSETS	$2,019,637,022

Net assets were comprised of:
Paid-in capital in excess of par	982,098,161
Retained earnings	1,037,538,861

Net assets, June 30, 2008	$2,019,637,022

Class I:
Net asset value and redemption price per share, $1,935,988,848 / 31,801,977 outstanding shares of beneficial interest	$60.88

Class II:
Net asset value and redemption price per share, $83,648,174 / 1,380,700 outstanding shares of beneficial interest	$60.58

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $254,154)	$5,077,082
Affiliated income from securities loaned, net	1,088,701
Interest	857,350
Affiliated dividend income	294,436

7,317,569

EXPENSES
Management fee	3,968,571
Distribution fee—Class II	68,809
Administration fee—Class II	41,286
Custodian’s fees and expenses	140,000
Shareholders’ reports	82,000
Transfer agent’s fee and expenses (including affiliated expense of $3,200) (Note 4)	23,000
Insurance expenses	13,000
Trustees’ fees	13,000
Audit fee	9,000
Legal fees and expenses	6,000
Interest expense (Note 8)	3,333
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	5,793

Total expenses	4,375,792

NET INVESTMENT INCOME	2,941,777

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	121,730,404
Foreign currency transactions	(401,626)

121,328,778

Net change in unrealized appreciation (depreciation) on:
Investments	223,334,055
Foreign currencies	(268)

223,333,787

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	344,662,565

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$347,604,342

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income	$2,941,777	$11,099,863
Net realized gain on investments and foreign currency transactions	121,328,778	192,336,330
Net change in unrealized appreciation on investments and foreign currencies	223,333,787	354,652,375

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	347,604,342	558,088,568

DISTRIBUTIONS:
Distributions
Class I	(195,367,433)	(269,445,554)
Class II	(8,068,760)	(7,597,067)

TOTAL DISTRIBUTIONS	(203,436,193)	(277,042,621)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [1,342,026 and 2,086,590 shares, respectively]	80,992,080	120,995,195
Series shares issued in reinvestment of dividends and distributions [3,456,317 and 5,163,802 shares, respectively]	203,436,193	277,042,621
Series shares repurchased [2,142,432 and 3,216,652 shares, respectively]	(126,756,564)	(171,222,869)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	157,671,709	226,814,947

TOTAL INCREASE IN NET ASSETS	301,839,858	507,860,894
NET ASSETS:
Beginning of period	1,717,797,164	1,209,936,270

End of period	$2,019,637,022	$1,717,797,164

SEE NOTES TO FINANCIAL STATEMENTS.

A107

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 99.7%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 2.4%
AAR Corp.(a)(b)	51,327	$694,454
Applied Signal Technology, Inc.	16,599	226,742
Ceradyne, Inc.(a)(b)	34,952	1,198,854
Cubic Corp.	20,590	458,745
Curtiss-Wright Corp.	59,412	2,658,094
Esterline Technologies Corp.(a)	39,131	1,927,593
GenCorp, Inc.(a)(b)	75,563	541,031
Moog, Inc. (Class A Stock)(a)	56,520	2,104,805
Orbital Sciences Corp.(a)	77,600	1,828,256
Teledyne Technologies, Inc.(a)	46,993	2,292,788
Triumph Group, Inc.	21,909	1,031,914

		14,963,276

Air Freight & Logistics — 0.5%
Forward Air Corp.	38,229	1,322,723
HUB Group, Inc. (Class A Stock)(a)(b)	49,917	1,703,668

		3,026,391

Airlines — 0.2%
SkyWest, Inc.	77,340	978,351

Auto Components — 0.3%
ATC Technology Corp.(a)	28,200	656,496
Drew Industries, Inc.(a)(b)	24,135	384,953
Spartan Motors, Inc.	42,963	320,934
Standard Motor Products, Inc.	16,064	131,082
Superior Industries International, Inc.	30,679	517,862

		2,011,327

Automobiles — 0.1%
Fleetwood Enterprises, Inc.(a)(b)	101,110	264,908
Monaco Coach Corp.	39,500	120,080
Winnebago Industries, Inc.(b)	38,477	392,081

		777,069

Beverages — 0.1%
Boston Beer Co., Inc. (Class A Stock)(a)	13,220	537,790

Biotechnology — 0.9%
ArQule, Inc.(a)	45,828	148,941
Cubist Pharmaceuticals, Inc.(a)(b)	74,800	1,335,928
Martek Biosciences Corp.(a)(b)	43,751	1,474,846
Regeneron Pharmaceuticals, Inc.(a)(b)	82,821	1,195,935
Savient Pharmaceuticals, Inc.(a)(b)	58,953	1,491,511

		5,647,161

Building Products — 1.2%
Apogee Enterprises, Inc.(b)	38,069	615,195
Gibraltar Industries, Inc.	39,667	633,482
Griffon Corp.(a)	34,842	305,216
Lennox International, Inc.	75,073	2,174,114
NCI Building Systems, Inc.(a)(b)	25,992	954,686
Quanex Building Products Corp.	49,406	734,173
Simpson Manufacturing Co., Inc.	49,574	1,176,887
Universal Forest Products, Inc.	25,104	752,116

		7,345,869

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 0.8%
Investment Technology Group, Inc.(a)(b)	58,045	$1,942,186
LaBranche & Co., Inc.(a)	72,306	511,926
OptionsXpress Holdings, Inc.	55,774	1,245,991
Piper Jaffray Cos., Inc.(a)(b)	20,236	593,522
SWS Group, Inc.	29,265	486,092
TradeStation Group, Inc.(a)	37,553	381,163

		5,160,880

Chemicals — 1.4%
A. Schulman, Inc.	35,881	826,339
Arch Chemicals, Inc.	32,960	1,092,624
Georgia Gulf Corp.(b)	45,672	132,449
H.B. Fuller Co.(b)	70,144	1,574,032
Material Sciences Corp.(a)	15,941	129,122
New Market Corp.(b)	18,320	1,213,334
OM Group, Inc.(a)	40,561	1,329,995
Omnova Solutions, Inc.(a)	56,541	157,184
Penford Corp.	14,846	220,908
PolyOne Corp.(a)	123,689	862,112
Quaker Chemical Corp.	13,610	362,843
Tronox, Inc. (Class B Stock)	55,174	166,625
Zep, Inc.(b)	27,660	411,581

		8,479,148

Commercial Banks — 4.6%
Boston Private Financial Holdings, Inc.(b)	51,016	289,261
Cascade Bancorp	37,235	286,710
Central Pacific Financial Corp.(b)	38,016	405,251
Columbia Banking Systems, Inc.	24,021	464,326
Community Bank System, Inc.(b)	39,649	817,562
East West Bancorp, Inc.(b)	84,123	593,908
First BanCorp/Puerto Rico	100,589	637,734
First Commonwealth Financial Corp.(b)	84,404	787,489
First Financial Bancorp	40,734	374,753
First Financial Bankshares, Inc.	26,700	1,223,127
First Midwest Bancorp, Inc.(b)	64,399	1,201,041
Frontier Financial Corp.(b)	54,777	466,700
Glacier Bancorp, Inc.	71,547	1,144,037
Hancock Holding Co.(b)	32,036	1,258,694
Hanmi Financial Corp.	51,093	266,195
Independent Bank Corp.	26,482	105,928
Irwin Financial Corp.	25,134	67,610
Nara Bancorp, Inc.	28,804	309,067
National Penn Bancshares, Inc.(b)	105,400	1,399,712
Old National Bancorp/IN(b)	87,800	1,252,028
PrivateBancorp, Inc.(b)	37,293	1,132,961
Prosperity Bancshares, Inc.	51,058	1,364,780
Provident Bankshares Corp.(b)	43,900	280,082
Signature Bank(a)(b)	39,465	1,016,618
South Financial Group, Inc. (The)(b)	96,467	378,151
Sterling Bancorp	23,774	284,099
Sterling Bancshares, Inc.	96,909	880,903
Sterling Financial Corp.	68,806	284,857

SEE NOTES TO FINANCIAL STATEMENTS.

A108

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks (continued)
Susquehanna Bancshares, Inc.(b)	113,952	$1,560,003
UCBH Holdings, Inc.	146,435	329,479
UMB Financial Corp.(b)	47,268	2,423,431
Umpqua Holdings Corp.(b)	79,597	965,512
United Bankshares, Inc.(b)	51,059	1,171,804
United Community Banks, Inc.(b)	52,272	445,880
Whitney Holding Corp.(b)	85,008	1,555,646
Wilshire Bancorp, Inc.	23,297	199,655
Wintrust Financial Corp.(b)	31,267	745,718

		28,370,712

Commercial Services & Supplies — 3.4%
ABM Industries, Inc.	58,913	1,310,814
Administaff, Inc.(b)	30,483	850,171
Angelica Corp.	12,693	269,980
Bowne & Co., Inc.	35,611	454,040
CDI Corp.	18,048	459,141
Consolidated Graphics, Inc.(a)(b)	14,726	725,550
G&K Services, Inc. (Class A Stock)	26,184	797,565
Healthcare Services Group, Inc.	56,974	866,575
Heidrick & Struggles International, Inc.(b)	22,808	630,413
Interface, Inc.	74,263	930,515
Mobile Mini, Inc.(a)	45,954	919,080
On Assignment, Inc.(a)(b)	46,896	376,106
School Specialty, Inc.(a)(b)	22,868	679,866
Spherion Corp.(a)	72,705	335,897
Standard Register Co. (The)	16,689	157,377
Sykes Enterprises, Inc.(a)(b)	43,578	821,881
Tetra Tech, Inc.(a)	77,990	1,764,134
TrueBlue, Inc.(a)(b)	58,765	776,286
United Stationers, Inc.(a)(b)	31,041	1,146,965
Viad Corp.(b)	27,481	708,735
Volt Information Sciences, Inc.(a)	17,776	211,712
Waste Connections, Inc.(a)(b)	88,040	2,811,117
Watson Wyatt Worldwide, Inc. (Class A Stock)	56,562	2,991,564

		20,995,484

Communications Equipment — 1.4%
Arris Group, Inc.(a)(b)	162,565	1,373,674
Bel Fuse, Inc. (Class B Stock)	15,673	387,280
Black Box Corp.	23,240	631,896
Blue Coat Systems, Inc.(a)	50,612	714,135
Comtech Telecommunications Corp.(a)(b)	32,225	1,579,025
Digi International, Inc.(a)	34,152	268,093
Ditech Networks, Inc.(a)	34,496	74,166
Harmonic, Inc.(a)	124,750	1,186,373
NETGEAR, Inc.(a)(b)	46,802	648,676
Network Equipment Technologies, Inc.(a)(b)	38,950	138,273
PC-Tel, Inc.	27,641	265,077
Symmetricom, Inc.(a)	60,901	233,860
Tollgrade Communications, Inc.(a)	17,411	78,175
ViaSat, Inc.(a)	35,183	711,048

		8,289,751

COMMON STOCKS (continued)	Shares	Value (Note 2)

Computers & Peripherals — 0.7%
Adaptec, Inc.(a)(b)	160,304	$512,973
Avid Technology, Inc.(a)(b)	41,644	707,532
Hutchinson Technology, Inc.(a)(b)	31,232	419,758
Intevac, Inc.(a)	28,732	324,097
Novatel Wireless, Inc.(a)(b)	41,996	467,415
Stratasys, Inc.(a)(b)	27,339	504,678
Synaptics, Inc.(a)(b)	30,109	1,136,012

		4,072,465

Construction & Engineering — 0.5%
EMCOR Group, Inc.(a)(b)	90,044	2,568,955
Insituform Technologies, Inc. (Class A Stock)(a)(b)	36,756	559,794

		3,128,749

Construction Materials — 0.4%
Headwaters, Inc.(a)(b)	55,684	655,401
Texas Industries, Inc.(b)	36,469	2,047,005

		2,702,406

Consumer Finance — 0.4%
Cash America International, Inc.	38,612	1,196,972
First Cash Financial Services, Inc.(a)	34,468	516,675
Rewards Network, Inc.(a)	35,717	146,797
World Acceptance Corp.(a)(b)	21,659	729,259

		2,589,703

Containers & Packaging — 0.3%
Chesapeake Corp.(a)	27,216	63,958
Myers Industries, Inc.	37,297	303,971
Rock-Tenn Co. (Class A Stock)	44,460	1,333,355

		1,701,284

Distributors — 0.5%
Audiovox Corp.(a)	24,204	237,683
LKQ Corp.(a)(b)	152,662	2,758,603

		2,996,286

Diversified Consumer Services — 0.6%
Coinstar, Inc.(a)(b)	37,060	1,212,233
CPI Corp.	7,090	132,796
Hillenbrand, Inc.	82,800	1,771,920
Pre-Paid Legal Services, Inc.(a)(b)	10,937	444,261
Universal Technical Institute, Inc.(a)(b)	27,568	343,497

		3,904,707

Diversified Financial Services — 0.2%
Financial Federal Corp.	33,810	742,468
Portfolio Recovery Associates, Inc.(a)(b)	20,178	756,675

		1,499,143

Diversified Telecommunication Services — 0.2%
Fairpoint Communications, Inc.(b)	118,000	850,780
General Communication, Inc. (Class A Stock)(a)	59,931	411,726

		1,262,506

Electric Utilities — 1.2%
ALLETE, Inc.(b)	34,362	1,443,204

SEE NOTES TO FINANCIAL STATEMENTS.

A109

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Electric Utilities (continued)
Central Vermont Public Services Corp.	13,677	$264,923
Cleco Corp.(b)	79,813	1,862,037
El Paso Electric Co.(a)(b)	59,333	1,174,793
UIL Holdings Corp.(b)	33,494	985,059
Unisource Energy Corp.(b)	45,656	1,415,793

		7,145,809

Electrical Equipment — 2.7%
A.O. Smith Corp.(b)	28,741	943,567
Acuity Brands, Inc.(b)	53,871	2,590,118
Baldor Electric Co.(b)	61,176	2,139,936
Belden, Inc.	58,036	1,966,260
Brady Corp. (Class A Stock)(b)	72,061	2,488,266
C&D Technologies, Inc.(a)(b)	34,011	287,733
II-VI, Inc.(a)	32,300	1,127,916
Magnetek, Inc.(a)	40,258	170,291
Regal Beloit Corp.(b)	42,634	1,801,287
Vicor Corp.	25,349	252,983
Woodward Governor Co.	77,431	2,761,190

		16,529,547

Electronic Equipment & Instruments — 4.1%
Agilysys, Inc.(b)	30,085	341,164
Anixter International, Inc.(a)(b)	40,246	2,394,235
Benchmark Electronics, Inc.(a)(b)	89,475	1,462,022
Brightpoint, Inc.(a)	68,087	497,035
Checkpoint Systems, Inc.(a)(b)	52,582	1,097,912
Cognex Corp.	55,527	1,279,897
CTS Corp.	44,593	448,160
Daktronics, Inc.(b)	44,797	903,555
Electro Scientific Industries, Inc.(a)(b)	35,877	508,377
FARO Technologies, Inc.(a)(b)	22,112	556,559
Gerber Scientific, Inc.(a)	31,304	356,240
Insight Enterprises, Inc.(a)(b)	62,098	728,410
Itron, Inc.(a)(b)	45,485	4,473,449
Keithley Instruments, Inc.	18,180	172,710
Littelfuse, Inc.(a)	28,775	907,851
LoJack Corp.(a)	23,317	185,603
Mercury Computer Systems, Inc.(a)	30,144	226,984
Methode Electronics, Inc. (Class A Stock)	50,303	525,666
MTS Systems Corp.	23,247	834,102
Newport Corp.(a)(b)	47,698	543,280
Park Electrochemical Corp.	27,011	656,637
Photon Dynamics, Inc.(a)	23,543	355,028
Planar Systems, Inc.(a)	24,635	64,051
Plexus Corp.(a)	56,279	1,557,803
Radisys Corp.(a)	29,685	268,946
Rogers Corp.(a)	23,818	895,319
Scansource, Inc.(a)(b)	34,810	931,516
SYNNEX Corp.(a)	22,439	562,995
Technitrol, Inc.	54,234	921,436
TTM Technologies, Inc.(a)(b)	56,479	746,088

		25,403,030

Energy Equipment & Services — 7.5%
Atwood Oceanics, Inc.(a)(b)	36,986	4,598,839
Basic Energy Services, Inc.(a)	30,126	948,969
Bristow Group, Inc.(a)(b)	37,250	1,843,503

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services (continued)
CARBO Ceramics, Inc.	27,106	$1,581,635
Drill-Quip, Inc.(a)	36,254	2,284,002
Gulf Island Fabrication, Inc.(b)	14,521	710,513
Helix Energy Solutions Group, Inc.(a)(b)	121,638	5,065,006
Hornbeck Offshore Services, Inc.(a)(b)	30,692	1,734,405
ION Geophysical Corp.(a)(b)	109,809	1,916,167
Lufkin Industries, Inc.	19,595	1,631,872
Matrix Service Co.(a)	34,431	793,979
NATCO Group, Inc.(a)	26,536	1,447,008
Oceaneering International, Inc.(a)(b)	73,140	5,635,436
Pioneer Drilling Co.(a)(b)	65,979	1,241,065
SEACOR Holdings, Inc.(a)(b)	29,122	2,606,710
Superior Well Services, Inc.(a)	20,915	663,215
Tetra Technologies, Inc.(a)(b)	98,934	2,345,725
Unit Corp.(a)	62,552	5,189,939
W-H Energy Services, Inc.(a)	41,062	3,931,276

		46,169,264

Exchange Traded Fund — 0.1%
iShares S&P SmallCap 600 Index	6,319	380,214

Food & Staples Retailing — 1.2%
Andersons, Inc. (The)	24,034	978,424
Casey’s General Stores, Inc.	67,202	1,557,070
Great Atlantic & Pacific Tea Co.(a)(b)	30,859	704,202
Longs Drug Stores Corp.(b)	39,856	1,678,337
Nash-Finch Co.(b)	16,878	578,409
Spartan Stores, Inc.(b)	29,021	667,483
United Natural Foods, Inc.(a)(b)	56,888	1,108,178

		7,272,103

Food Products — 1.9%
Darling International, Inc.(a)	108,000	1,784,160
Flowers Foods, Inc.(b)	103,867	2,943,591
Green Mountain Coffee Roasters, Inc.(a)(b)	22,900	860,353
Hain Celestial Group, Inc.(a)(b)	53,721	1,261,369
J&J Snack Foods Corp.	18,547	508,373
Lance, Inc.(b)	41,625	781,301
Ralcorp Holdings, Inc.(a)(b)	34,124	1,687,091
Sanderson Farms, Inc.(b)	20,465	706,452
TreeHouse Foods, Inc.(a)(b)	41,366	1,003,539

		11,536,229

Gas Utilities — 3.6%
Atmos Energy Corp.	119,641	3,298,502
Laclede Group, Inc. (The)(b)	28,915	1,167,299
New Jersey Resources Corp.	55,597	1,815,242
Northwest Natural Gas Co.(b)	35,094	1,623,448
Piedmont Natural Gas Co., Inc.(b)	97,361	2,546,964
South Jersey Industries, Inc.	39,473	1,474,711
Southern Union Co.	164,464	4,443,817
Southwest Gas Corp.	57,390	1,706,205
UGI Corp.	141,812	4,071,423

		22,147,611

Healthcare Equipment & Supplies — 4.9%
Abaxis, Inc.(a)(b)	28,700	692,531

SEE NOTES TO FINANCIAL STATEMENTS.

A110

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies (continued)
American Medical Systems Holdings, Inc.(a)(b)	96,461	$1,442,092
Analogic Corp.	17,767	1,120,565
Arthrocare Corp.(a)(b)	35,303	1,440,715
Biolase Technology, Inc.(a)(b)	31,945	109,252
CONMED Corp.(a)(b)	38,002	1,008,953
Cooper Companies, Inc. (The)(b)	59,670	2,216,741
CryoLife, Inc.(a)	33,187	379,659
Cyberonics, Inc.(a)(b)	29,780	646,226
Datascope Corp.	17,448	820,056
Greatbatch, Inc.(a)	30,290	524,017
Haemonetics Corp.(a)(b)	34,172	1,895,179
ICU Medical, Inc.(a)(b)	16,367	374,477
IDEXX Laboratories, Inc.(a)	80,030	3,900,662
Immucor, Inc.(a)(b)	92,859	2,403,191
Integra LifeSciences Holdings Corp.(a)(b)	25,386	1,129,169
Invacare Corp.	42,548	869,681
Kensey Nash Corp.(a)	15,457	495,397
Mentor Corp.(b)	44,823	1,246,976
Meridian Bioscience, Inc.(b)	53,276	1,434,190
Merit Medical Systems, Inc.(a)(b)	36,544	537,197
Osteotech, Inc.(a)	23,549	133,994
Palomar Medical Technologies, Inc.(a)(b)	24,193	241,446
SurModics, Inc.(a)(b)	20,345	912,270
Symmetry Medical, Inc.(a)	46,958	761,659
Theragenics Corp.(a)	44,300	160,809
Vital Signs, Inc.	10,635	603,855
West Pharmaceutical Services, Inc.(b)	42,900	1,856,712
Zoll Medical Corp.(a)	27,700	932,659

		30,290,330

Healthcare Providers & Services — 4.6%
Air Methods Corp.(a)(b)	14,200	355,000
Amedisys, Inc.(a)	35,131	1,771,305
AMERIGROUP Corp.(a)	71,016	1,477,133
AMN Healthcare Services, Inc.(a)(b)	39,931	675,633
AmSurg Corp.(a)	41,706	1,015,541
Centene Corp.(a)(b)	57,562	966,466
Chemed Corp.(b)	31,481	1,152,519
Cross Country Healthcare, Inc.(a)	40,661	585,925
Gentiva Health Services, Inc.(a)	37,718	718,528
HealthExtras, Inc.(a)	49,638	1,496,089
Healthspring, Inc.(a)	66,400	1,120,832
Healthways, Inc.(a)	46,637	1,380,455
HMS Holdings Corp.(a)	29,439	632,055
inVentiv Health, Inc.(a)(b)	43,873	1,219,231
LCA-Vision, Inc.(b)	24,557	117,137
LHC Group, Inc.(a)	19,179	445,912
Magellan Health Services, Inc.(a)	53,700	1,988,511
Medcath Corp.(a)	16,521	297,048
Molina Healthcare, Inc.(a)(b)	18,914	460,367
Odyssey Healthcare, Inc.(a)	43,351	422,239
Owens & Minor, Inc.	54,549	2,492,344
Pediatrix Medical Group, Inc.(a)	62,583	3,080,960
Pharmerica Corp.(a)(b)	40,364	911,823
PSS World Medical, Inc.(a)(b)	82,068	1,337,708

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services (continued)
RehabCare Group, Inc.(a)	23,931	$383,614
Res-Care, Inc.(a)	33,697	599,133
Sunrise Senior Living, Inc.(a)(b)	59,604	1,339,898

		28,443,406

Healthcare Technology — 0.4%
Allscripts Healthcare Solutions, Inc.(a)(b)	75,670	939,065
Omnicell, Inc.(a)(b)	43,588	574,490
Phase Forward, Inc.(a)(b)	56,679	1,018,521

		2,532,076

Hotels, Restaurants & Leisure — 2.7%
Buffalo Wild Wings, Inc.(a)(b)	20,527	509,685
California Pizza Kitchen, Inc.(a)(b)	33,527	375,167
CEC Entertainment, Inc.(a)(b)	32,637	914,162
CKE Restaurants, Inc.(b)	69,596	867,862
DineEquity, Inc.(b)	20,327	759,417
Jack in the Box, Inc.(a)(b)	77,886	1,745,426
Landry’s Restaurants, Inc.(b)	16,449	295,589
Marcus Corp.	27,881	416,821
Monarch Casino & Resort, Inc.(a)	17,310	204,258
Multimedia Games, Inc.(a)	30,648	135,464
O’Charleys, Inc.	29,080	292,545
P.F. Chang’s China Bistro, Inc.(a)(b)	32,020	715,327
Panera Bread Co. (Class A Stock)(a)(b)	40,236	1,861,318
Papa John’s International, Inc.(a)(b)	27,321	726,465
Peet’s Coffee & Tea, Inc.(b)	16,698	330,954
Pinnacle Entertainment, Inc.(a)(b)	79,505	834,007
Red Robin Gourmet Burgers, Inc.(a)(b)	22,286	618,214
Ruby Tuesday, Inc.	68,500	369,900
Ruth’s Hospitality Group, Inc.(a)	26,347	136,477
Shuffle Master, Inc.(a)(b)	46,668	230,540
Sonic Corp.(a)(b)	79,468	1,176,126
Steak N Shake Co. (The)(a)(b)	38,016	240,641
Texas Roadhouse, Inc.(a)	70,969	636,592
Triarc Cos., Inc. (Class B Stock)	83,671	529,637
WMS Industries, Inc.(a)(b)	55,302	1,646,341

		16,568,935

Household Durables — 0.8%
Bassett Furniture Industries, Inc.	15,617	184,281
Champion Enterprises, Inc.(a)(b)	102,971	602,380
Ethan Allen Interiors, Inc.(b)	38,004	934,898
La-Z-Boy, Inc.(b)	68,159	521,416
Libbey, Inc.(b)	19,308	143,652
M/I Homes, Inc.	16,358	257,311
Meritage Home Corp.(a)(b)	40,651	616,676
National Presto Industries, Inc.	6,265	402,088
Russ Berrie & Co., Inc.(a)	22,219	177,085
Skyline Corp.	8,994	211,359
Standard Pacific Corp.(b)	86,283	291,637
Universal Electronics, Inc.(a)	18,741	391,687

		4,734,470

Household Products — 0.2%
Central Garden & Pet Co. (Class A Stock)(a)(b)	95,177	390,226

SEE NOTES TO FINANCIAL STATEMENTS.

A111

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products (continued)
Spectrum Brands, Inc.(a)(b)	53,792	$137,170
WD-40 Co.	21,782	637,123

		1,164,519

Industrial Conglomerates — 0.1%
Standex International Corp.	16,540	343,040
Tredegar Corp.	28,147	413,761

		756,801

Insurance — 3.1%
Delphi Financial Group, Inc.(b)	55,859	1,292,577
Hilb, Rogal & Hobbs Co.	48,331	2,100,465
Infinity Property & Casualty Corp.	21,539	894,299
LandAmerica Financial Group, Inc.(b)	20,508	455,073
National Financial Partners Corp.(b)	52,400	1,038,568
Navigators Group, Inc.(a)	17,643	953,604
Philadelphia Consolidated Holding Co.(a)	76,778	2,608,149
Presidential Life Corp.	28,544	440,148
ProAssurance Corp.(a)	42,492	2,044,290
RLI Corp.	23,800	1,177,386
Safety Insurance Group, Inc.	21,585	769,505
SCPIE Holdings, Inc.(a)	10,493	293,699
Selective Insurance Group	70,682	1,325,994
Stewart Information Services Corp.	23,984	463,851
Tower Group, Inc.	26,920	570,435
United Fire & Casualty Co.	28,778	774,992
Zenith National Insurance Corp.	49,326	1,734,302

		18,937,337

Internet & Catalog Retail — 0.3%
Blue Nile, Inc.(a)(b)	19,946	848,103
NutriSystem, Inc.(b)	40,500	572,670
PetMed Express, Inc.(a)(b)	31,430	385,018
Stamps.com, Inc.(a)	20,974	261,756

		2,067,547

Internet Software & Services — 0.9%
Bankrate, Inc.(a)(b)	17,550	685,679
Dealertrack Holdings, Inc.(a)(b)	39,560	558,192
Infospace, Inc.	45,586	379,731
j2 Global Communications, Inc.(a)(b)	58,931	1,355,412
Knot, Inc. (The)(a)(b)	37,131	363,141
Perficient, Inc.(a)	42,361	409,207
United Online, Inc.(b)	91,259	915,328
Websense, Inc.(a)(b)	59,840	1,007,706

		5,674,396

IT Services — 1.4%
CACI International, Inc. (Class A Stock)(a)(b)	40,001	1,830,845
Ciber, Inc.(a)	70,856	440,016
CSG Systems International, Inc.(a)	46,300	510,226
Cybersource Corp.(a)(b)	91,479	1,530,444
Gevity HR, Inc.	30,864	166,048
Mantech International Corp. (Class A Stock)(a)	26,400	1,270,368
MAXIMUS, Inc.(b)	24,701	860,089
SI International, Inc.(a)	17,538	367,246

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services (continued)
Startek, Inc.(a)	14,970	$140,718
Wright Express Corp.(a)(b)	51,448	1,275,910

		8,391,910

Leisure Equipment & Products — 1.0%
Arctic Cat, Inc.	15,914	124,925
Brunswick Corp.(b)	116,100	1,230,660
JAKKS Pacific, Inc.(a)(b)	36,297	793,089
Nautilus Group, Inc.(b)	41,817	212,430
Polaris Industries, Inc.(b)	43,748	1,766,544
Pool Corp.(b)	63,384	1,125,700
RC2 Corp.(a)	23,009	427,047
Sturm Ruger & Co., Inc.(a)(b)	27,477	193,988

		5,874,383

Life Sciences Tools & Services — 0.9%
Cambrex Corp.(a)	38,535	226,200
Dionex Corp.(a)(b)	24,323	1,614,318
Enzo Biochem, Inc.(a)	41,858	469,647
Kendle International, Inc.(a)(b)	17,182	624,222
Parexel International Corp.(a)(b)	75,068	1,975,039
PharmaNet Development Group, Inc.(a)	25,570	403,239

		5,312,665

Machinery — 4.0%
Albany International Corp. (Class A Stock)	35,021	1,015,609
Astec Industries, Inc.(a)(b)	25,509	819,859
Barnes Group, Inc.	60,384	1,394,267
Briggs & Stratton Corp.(b)	65,718	833,304
Cascade Corp.(b)	11,406	482,702
CLARCOR, Inc.(b)	67,022	2,352,472
EnPro Industries, Inc.(a)(b)	26,766	999,442
Gardner Denver, Inc.(a)(b)	69,634	3,955,211
Kaydon Corp.	36,766	1,890,140
Lindsay Manufacturing Co.(b)	15,812	1,343,546
Lydall, Inc.(a)	21,967	275,686
Mueller Industries, Inc.	49,183	1,583,693
Robbins & Myers, Inc.	45,768	2,282,450
Toro Co.(b)	49,772	1,655,914
Valmont Industries, Inc.	23,196	2,419,111
Wabash National Corp.	40,667	307,443
Watts Water Technologies, Inc. (Class A Stock)(b)	39,309	978,794

		24,589,643

Marine — 0.6%
Kirby Corp.(a)(b)	71,522	3,433,056

Media — 0.6%
4Kids Entertainment, Inc.(a)	17,356	128,608
A.H. Belo Corp. (Class A Stock)	24,200	137,940
Arbitron, Inc.(b)	36,164	1,717,790
E.W. Scripps Co. (The) (Class A Stock)(a)	115,200	353,664
Live Nation, Inc.(a)(b)	100,460	1,062,867
Radio One, Inc. (Class D Stock)(a)	107,569	138,764

		3,539,633

SEE NOTES TO FINANCIAL STATEMENTS.

A112

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Metals & Mining — 1.1%
A.M. Castle & Co.	22,232	$636,058
AMCOL International Corp.	29,618	842,928
Brush Engineered Materials, Inc.(a)	27,062	660,854
Century Aluminum Co.(a)(b)	38,771	2,577,884
Olympic Steel, Inc.	12,000	911,040
RTI International Metals, Inc.(a)	30,492	1,086,125

		6,714,889

Multiline Retail — 0.1%
Fred’s, Inc.	52,882	594,394
Tuesday Morning Corp.(b)	39,874	163,882

		758,276

Multi-Utilities — 0.4%
Avista Corp.	70,357	1,509,861
CH Energy Group, Inc.	18,044	641,825

		2,151,686

Oil, Gas & Consumable Fuels — 3.9%
Patriot Coal Corp.(a)(b)	35,541	5,448,079
Penn Virginia Corp.	55,294	4,170,273
Petroleum Development Corp.(a)	19,749	1,313,111
Petroquest Energy, Inc.(a)(b)	57,900	1,557,510
St. Mary Land & Exploration Co.	81,619	5,275,852
Stone Energy Corp.(a)	37,827	2,493,178
Swift Energy Co.(a)(b)	40,575	2,680,385
World Fuel Services Corp.	38,125	836,463

		23,774,851

Paper & Forest Products — 0.4%
Buckeye Technologies, Inc.(a)(b)	51,974	439,700
Deltic Timber Corp.(b)	14,076	753,207
Neenah Paper, Inc.	19,362	323,539
Schweitzer-Mauduit International, Inc.	20,791	350,328
Wausau Paper Corp.	65,296	503,432

		2,370,206

Personal Products — 0.3%
Chattem, Inc.(a)(b)	25,504	1,659,035
Mannatech, Inc.	20,678	112,488
USANA Health Sciences, Inc.(a)	11,309	303,873

		2,075,396

Pharmaceuticals — 0.7%
Alpharma, Inc. (Class A Stock)(a)(b)	58,743	1,323,480
Noven Pharmaceuticals, Inc.(a)	32,826	350,910
Salix Pharmaceuticals Ltd.(a)(b)	63,302	445,013
Sciele Pharma, Inc.(b)	46,409	898,014
ViroPharma, Inc.(a)(b)	92,718	1,025,461

		4,042,878

Real Estate Investment Trusts (REITs) — 5.7%
Acadia Realty Trust	42,745	989,547
Biomed Realty Trust, Inc.	95,074	2,332,165
Colonial Properties Trust(b)	62,868	1,258,617
Diamondrock Hospitality Co.(b)	125,690	1,368,764
EastGroup Properties, Inc.(b)	33,023	1,416,687
Entertainment Properties Trust(b)	40,646	2,009,538
Essex Property Trust, Inc.(b)	33,909	3,611,308
Extra Space Storage, Inc.(b)	105,358	1,618,299

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trusts (REITs) (continued)
Home Properties, Inc.(b)	41,957	$2,016,453
Inland Real Estate Corp.(b)	77,785	1,121,660
Kilroy Realty Corp.(b)	43,410	2,041,572
Kite Realty Group Trust(b)	38,631	482,888
Lexington Realty Trust(b)	79,926	1,089,391
LTC Properties, Inc.(b)	26,921	688,101
Medical Properties Trust, Inc.(b)	87,977	890,327
Mid-America Apartment Communities, Inc.(b)	34,864	1,779,459
National Retail Properties, Inc.(b)	97,405	2,035,765
Parkway Properties, Inc.(b)	20,255	683,201
Pennsylvania Real Estate Invest Trust(b)	52,200	1,207,908
PS Business Parks, Inc.	20,317	1,048,357
Senior Housing Properties Trust(b)	148,430	2,898,837
Sovran Self Storage, Inc.(b)	28,994	1,204,991
Tanger Factory Outlet Centers	41,848	1,503,599

		35,297,434

Real Estate Management & Development — 0.1%
Forestar Real Estate Group, Inc.(a)	47,260	900,303

Road & Rail — 1.4%
Arkansas Best Corp.(b)	33,484	1,226,854
Heartland Express, Inc.(b)	75,235	1,121,754
Knight Transportation, Inc.(b)	76,025	1,391,258
Landstar System, Inc.	69,995	3,865,123
Old Dominion Freight Line, Inc.(a)(b)	37,628	1,129,593

		8,734,582

Semiconductors & Semiconductor Equipment — 3.9%
Actel Corp.(a)	33,463	563,852
Advanced Energy Industries, Inc.(a)	43,679	598,402
ATMI, Inc.(a)(b)	41,399	1,155,860
Axcelis Technologies, Inc.(a)	135,782	662,616
Brooks Automation, Inc.(a)(b)	84,197	696,309
Cabot Microelectronics Corp.(a)	31,126	1,031,827
Cohu, Inc.	30,548	448,445
Cymer, Inc.(a)(b)	40,302	1,083,318
Diodes, Inc.(a)(b)	41,993	1,160,687
DSP Group, Inc.(a)(b)	37,541	262,787
Exar Corp.(a)	61,679	465,060
FEI Co.(a)(b)	48,380	1,102,096
Kopin Corp.(a)	91,461	262,493
Kulicke & Soffa Industries, Inc.(a)	70,895	516,825
Micrel, Inc.	67,885	621,148
Microsemi Corp.(a)(b)	104,308	2,626,474
MKS Instruments, Inc.(a)(b)	58,185	1,274,252
Pericom Semiconductor Corp.(a)(b)	33,537	497,689
Phototronics, Inc.(a)	55,682	392,001
Rudolph Technologies, Inc.(a)(b)	40,492	311,788
Skyworks Solutions, Inc.(a)(b)	216,148	2,133,381
Standard Microsystems Corp.(a)(b)	30,107	817,405
Supertex, Inc.(a)(b)	17,078	398,601
Ultratech, Inc.(a)	30,921	479,894
Varian Semiconductor Equipment Associates, Inc.(a)(b)	98,333	3,423,954
Veeco Instruments, Inc.(a)(b)	42,272	679,734

		23,666,898

SEE NOTES TO FINANCIAL STATEMENTS.

A113

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software — 4.8%
Ansoft Corp.(a)	21,040	$765,856
ANSYS, Inc.(a)(b)	104,037	4,902,224
Blackbaud, Inc.(b)	59,252	1,267,993
Captaris, Inc.(a)	35,095	142,135
Catapult Communications Corp.(a)	11,889	84,650
Concur Technologies, Inc.(a)(b)	57,132	1,898,496
Epicor Software Corp.(a)(b)	78,586	543,029
EPIQ Systems, Inc.(a)(b)	41,201	585,054
FactSet Research Systems, Inc.(b)	55,904	3,150,749
Informatica Corp.(a)(b)	117,316	1,764,433
JDA Software Group, Inc.(a)	35,644	645,156
Manhattan Associates, Inc.(a)(b)	32,724	776,541
MICROS Systems, Inc.(a)(b)	108,001	3,292,950
Phoenix Technologies Ltd.(a)	36,486	401,346
Progress Software Corp.(a)(b)	55,047	1,407,552
Quality Systems, Inc.(b)	23,240	680,467
Radiant Systems, Inc.(a)	36,021	386,505
Secure Computing Corp.(a)(b)	76,447	316,491
Smith Micro Software, Inc.(a)(b)	40,248	229,414
Sonic Solutions, Inc.(a)(b)	34,961	208,368
SPSS, Inc.(a)(b)	23,712	862,405
Take-Two Interactive Software, Inc.(a)	102,388	2,618,061
THQ, Inc.(a)(b)	88,363	1,790,234
Tyler Technologies, Inc.(a)(b)	45,359	615,522

		29,335,631

Specialty Retail — 3.4%
Aaron Rents, Inc.	70,606	1,576,631
Big 5 Sporting Goods Corp.	28,927	218,977
Brown Shoe Co., Inc.	56,048	759,450
Cabela’s, Inc.(a)(b)	52,433	577,287
Cato Corp. (The) (Class A Stock)	39,167	557,738
Charlotte Russe Holdings, Inc.(a)	27,590	489,998
Children’s Place Retail Stores, Inc. (The)(a)(b)	31,374	1,132,601
Christopher & Banks Corp.	46,732	317,778
Dress Barn, Inc.(a)(b)	59,963	802,305
Finish Line, Inc. (Class A Stock)	64,670	562,626
Genesco, Inc.(a)(b)	25,399	784,067
Group 1 Automotive, Inc.(b)	30,753	611,062
Gymboree Corp.(a)	38,359	1,537,045
Haverty Furniture Cos., Inc.	28,094	282,064
Hibbett Sports, Inc.(a)(b)	37,688	795,217
Hot Topic, Inc.(a)	57,934	313,423
Jo-Ann Stores, Inc.(a)	33,537	772,357
Jos. A. Bank Clothiers, Inc.(a)(b)	24,078	644,087
Lithia Motors, Inc.(b)	21,434	105,455
MarineMax, Inc.(a)	24,303	174,253
Men’s Wearhouse, Inc.(b)	68,152	1,110,196
Midas, Inc.(a)(b)	18,337	247,550
OfficeMax, Inc.	100,600	1,398,340
Pep Boys-Manny, Moe & Jack(b)	55,087	480,359
Select Comfort Corp.(a)(b)	59,493	97,569
Sonic Automotive, Inc. (Class A Stock)	38,505	496,329
Stage Stores, Inc.	50,792	592,743

COMMON STOCKS (continued)	Shares	Value (Note 2)

Specialty Retail (continued)
Stein Mart, Inc.	34,601	$156,051
Tractor Supply Co.(a)(b)	43,143	1,252,873
Tween Brands, Inc.(a)(b)	32,839	540,530
Zale Corp.(a)(b)	46,879	885,544
Zumiez, Inc.(a)(b)	24,021	398,268

		20,670,773

Textiles, Apparel & Luxury Goods — 2.2%
Crocs, Inc.(a)(b)	110,304	883,535
Deckers Outdoor Corp.(a)(b)	17,368	2,417,625
Fossil, Inc.(a)(b)	61,583	1,790,217
Iconix Brand Group, Inc.(a)(b)	76,377	922,634
K-Swiss, Inc.	35,423	520,718
Maidenform Brands, Inc.(a)	25,013	337,676
Movado Group, Inc.	24,234	479,833
Oxford Industries, Inc.(b)	18,859	361,150
Perry Ellis International, Inc.(a)	15,400	326,788
Quiksilver, Inc.(a)(b)	166,796	1,637,937
Skechers USA, Inc. (Class A Stock)(a)	43,300	855,608
Unifirst Corp.	18,921	845,012
Volcom, Inc.(a)(b)	19,321	462,352
Wolverine World Wide, Inc.	65,979	1,759,660

		13,600,745

Thrifts & Mortgage Finance — 0.6%
Anchor Bancorp Wisconsin, Inc.(b)	23,485	164,630
Bank Mutual Corp.	63,887	641,425
BankAtlantic Bancorp, Inc. (Class A Stock)	55,215	97,178
Brookline Bancorp, Inc.	77,185	737,117
Corus Bankshares, Inc.(b)	42,229	175,673
Dime Community Bancshares	33,348	550,575
Downey Financial Corp.(b)	25,791	71,441
FirstFed Financial Corp.(a)(b)	18,058	145,186
Flagstar Bancorp, Inc.(b)	48,733	146,686
Guaranty Financial Group, Inc.(a)	46,745	251,021
TrustCo Bank Corp.(b)	100,269	743,997

		3,724,929

Tobacco — 0.1%
Alliance One International, Inc.(a)	117,929	602,617

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.(b)	47,683	1,152,498
Building Materials Holding Corp.	38,919	68,887
Kaman Corp.	33,570	764,053
Lawson Products	5,540	137,281
Watsco, Inc.(b)	32,969	1,378,104

		3,500,823

Water Utilities — 0.1%
American States Water Co.(b)	22,835	797,855

TOTAL LONG-TERM INVESTMENTS (cost $532,833,112)		612,056,144

SEE NOTES TO FINANCIAL STATEMENTS.

A114

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

SHORT-TERM INVESTMENTS — 47.3%		Value (Note 2)
	Shares
Affiliated Money Market Mutual Fund — 47.2%
Dryden Core Investment Fund — Taxable Money Market Series (cost $289,784,312; includes $289,183,729 of cash collateral received for securities on loan) (Note 4)(c)(d)	289,784,312	289,784,312

	Principal Amount (000)
U.S. Government Obligation — 0.1%
U.S. Treasury Bills, 1.86%, 9/18/2008(e)(f) (cost $398,363)	$400,000	398,426

TOTAL SHORT-TERM INVESTMENTS (cost $290,182,675)		290,182,738

TOTAL INVESTMENTS — 147.0% (cost $823,015,787)		902,238,882
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (47.0)%		(288,302,512)

NET ASSETS — 100.0%		$613,936,370

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $272,931,922; cash collateral of $289,183,729 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	Security segregated as collateral for futures contracts.

(f)	Rate quoted represents yield-to-maturity as of purchase date.

(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open future contracts outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at June 30, 2008	Value at Trade Date	Unrealized Depreciation
Long Position:
6	Russell 2000	Sept. 08	$2,075,100	$2,190,600	$(115,500)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$901,840,456	$(115,500)
Level 2—Other Significant Observable Inputs	398,426	—
Level 3—Significant Unobservable Inputs	—	—

Total	$902,238,882	$(115,500)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 47.1% of collateral received for securities on loan)	47.2%
Energy Equipment & Services	7.5
Real Estate Investment Trusts (REITs)	5.7
Healthcare Equipment & Supplies	4.9
Software	4.8
Commercial Banks	4.6
Healthcare Providers & Services	4.6
Electronic Equipment & Instruments	4.1
Machinery	4.0
Oil, Gas & Consumable Fuels	3.9
Semiconductors & Semiconductor Equipment	3.9
Gas Utilities	3.6
Commercial Services & Supplies	3.4
Specialty Retail	3.4
Insurance	3.1
Electrical Equipment	2.7
Hotels, Restaurants & Leisure	2.7
Aerospace & Defense	2.4
Textiles, Apparel & Luxury Goods	2.2
Food Products	1.9
Chemicals	1.4
Communications Equipment	1.4
IT Services	1.4
Road & Rail	1.4
Building Products	1.2
Electric Utilities	1.2
Food & Staples Retailing	1.2
Metals & Mining	1.1
Leisure Equipment & Products	1.0
Biotechnology	0.9
Internet Software & Services	0.9
Life Sciences Tools & Services	0.9
Capital Markets	0.8
Household Durables	0.8
Computers & Peripherals	0.7
Pharmaceuticals	0.7
Diversified Consumer Services	0.6
Marine	0.6
Media	0.6
Thrifts & Mortgage Finance	0.6
Trading Companies & Distributors	0.6
Air Freight & Logistics	0.5
Construction & Engineering	0.5
Distributors	0.5
Construction Materials	0.4
Consumer Finance	0.4
Healthcare Technology	0.4
Multi-Utilities	0.4
Paper & Forest Products	0.4
Auto Components	0.3
Containers & Packaging	0.3
Internet & Catalog Retail	0.3
Personal Products	0.3
Airlines	0.2
Diversified Financial Services	0.2
Diversified Telecommunication Services	0.2
Household Products	0.2
Automobiles	0.1

Beverages	0.1%
Exchange Traded Fund	0.1
Industrial Conglomerates	0.1
Multiline Retail	0.1
Real Estate Management & Development	0.1
Tobacco	0.1
U.S. Government Obligation	0.1
Water Utilities	0.1

147.0
Liabilities in excess of other assets	(47.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A116

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $272,931,922:
Unaffiliated investments (cost $533,231,475)	$612,454,570
Affiliated investments (cost $289,784,312)	289,784,312
Cash	488,897
Receivable for investments sold	1,723,015
Dividends and interest receivable	914,181
Receivable for Series shares sold	61,007
Prepaid expenses	1,319

Total Assets	905,427,301

LIABILITIES
Collateral for securities on loan	289,183,729
Payable for investments purchased	1,575,372
Payable for Series shares repurchased	355,958
Management fee payable	210,038
Accrued expenses and other liabilities	142,872
Due to broker—variation margin	21,600
Deferred directors’ fees	808
Transfer agent fee payable	554

Total Liabilities	291,490,931

NET ASSETS	$613,936,370

Net assets were comprised of:
Paid-in capital	$507,299,056
Retained earnings	106,637,314

Net assets, June 30, 2008	$613,936,370

Net asset value and redemption price per share, $613,936,370 / 36,384,624 outstanding shares of beneficial interest	$16.87

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $689)	$4,056,981
Affiliated income from securities loaned, net	1,502,957
Affiliated dividend income	31,962
Interest	8,222

5,600,122

EXPENSES
Management fee	1,276,588
Shareholders’ reports	76,000
Custodian’s fees and expenses	49,000
Audit fee	9,000
Trustees’ fees	9,000
Insurance expenses	7,000
Legal fees and expenses	4,000
Transfer agent’s fee and expenses (including affiliated expense of $1,700) (Note 4)	2,000
Interest expense (Note 8)	1,030
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	35,796

Total expenses	1,470,414

NET INVESTMENT INCOME	4,129,708

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	32,558,552
Futures transactions	(543,812)

32,014,740

Net change in unrealized depreciation on:
Investments	(84,916,275)
Futures	(54,420)

(84,970,695)

NET LOSS ON INVESTMENTS	(52,955,955)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(48,826,247)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
DECREASE IN NET ASSETS
OPERATIONS:
Net investment income	$4,129,708	$6,742,973
Net realized gain on investment transactions	32,014,740	90,008,243
Net change in unrealized depreciation on investments	(84,970,695)	(96,841,969)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(48,826,247)	(90,753)

DISTRIBUTIONS	(96,751,216)	(55,581,459)

SERIES SHARE TRANSACTIONS:
Series shares sold [290,833 and 1,460,342 shares, respectively]	5,799,555	34,590,005
Series shares issued in reinvestment of distributions [5,411,141 and 2,642,961 shares, respectively]	96,751,216	55,581,459
Series shares repurchased [2,140,985 and 4,643,527 shares, respectively]	(42,606,418)	(112,066,691)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	59,944,353	(21,895,227)

TOTAL DECREASE IN NET ASSETS	(85,633,110)	(77,567,439)
NET ASSETS:
Beginning of period	699,569,480	777,136,919

End of period	$613,936,370	$699,569,480

SEE NOTES TO FINANCIAL STATEMENTS.

A117

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS	Shares	Value (Note 2)

Aerospace/Defense — 2.7%
Boeing Co.	179,136	$11,772,818
General Dynamics Corp.	92,900	7,822,180
Goodrich Corp.	28,600	1,357,356
Honeywell International, Inc.	175,150	8,806,542
L-3 Communications Holdings, Inc.	29,700	2,698,839
Lockheed Martin Corp.	77,598	7,655,819
Northrop Grumman Corp.	84,026	5,621,339
Precision Castparts Corp.	33,500	3,228,395
Raytheon Co.	106,618	6,000,461
Rockwell Collins, Inc.	38,500	1,846,460
United Technologies Corp.	225,100	13,888,670

		70,698,879

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.(b)	38,200	2,094,888
Expeditors International Washington, Inc.(b)	45,200	1,943,600
FedEx Corp.	69,040	5,439,662
United Parcel Service, Inc. (Class B Stock)	236,100	14,513,067

		23,991,217

Airlines — 0.1%
Southwest Airlines Co.	144,637	1,886,066

Auto Components — 0.2%
Goodyear Tire & Rubber Co.(a)(b)	49,200	877,236
Johnson Controls, Inc.(b)	138,300	3,966,444

		4,843,680

Automobiles — 0.2%
Ford Motor Co.(a)(b)	480,959	2,313,413
General Motors Corp.(b)	118,100	1,358,150
Harley-Davidson, Inc.(b)	52,600	1,907,276

		5,578,839

Beverages — 2.4%
Anheuser-Busch Cos., Inc.	162,300	10,082,076
Brown-Forman Corp. (Class B Stock)(b)	17,200	1,299,804
Coca-Cola Co. (The)	468,200	24,337,036
Coca-Cola Enterprises, Inc.	71,800	1,242,140
Constellation Brands, Inc. (Class A Stock)(a)	38,200	758,652
Molson Coors Brewing Co. (Class B Stock)	31,600	1,716,828
Pepsi Bottling Group, Inc.	33,600	938,112
PepsiCo, Inc.	368,840	23,454,536

		63,829,184

Biotechnology — 1.4%
Amgen, Inc.(a)	251,864	11,877,906
Biogen Idec, Inc.(a)	68,325	3,818,684
Celgene Corp.(a)	96,200	6,144,294
Genzyme Corp.(a)	59,300	4,270,786
Gilead Sciences, Inc.(a)	214,400	11,352,480

		37,464,150

Building Products
Masco Corp.	81,300	1,278,849

COMMON STOCKS (continued)	Shares	Value (Note 2)

Capital Markets — 2.8%
American Capital Strategies Ltd.(b)	40,400	$960,308
Ameriprise Financial, Inc.	57,400	2,334,458
Bank of New York Mellon Corp. (The)(b)	265,189	10,032,100
Charles Schwab Corp.	223,800	4,596,852
E*Trade Financial Corp.(a)(b)	60,000	188,400
Federated Investors, Inc. (Class B Stock)(b)	22,600	777,892
Franklin Resources, Inc.	38,400	3,519,360
Goldman Sachs Group, Inc.	91,700	16,038,330
Janus Capital Group, Inc.(b)	39,000	1,032,330
Legg Mason, Inc.	32,600	1,420,382
Lehman Brothers Holdings, Inc.(b)	152,400	3,019,044
Merrill Lynch & Co., Inc.(b)	221,500	7,023,765
Morgan Stanley	257,810	9,299,207
Northern Trust Corp.	44,700	3,065,079
State Street Corp.	96,100	6,149,439
T. Rowe Price Group, Inc.(b)	60,600	3,422,082

		72,879,028

Chemicals — 2.1%
Air Products & Chemicals, Inc.	48,200	4,765,052
Ashland, Inc.	13,600	655,520
Dow Chemical Co.	212,861	7,430,978
E.I. du Pont de Nemours & Co.	211,591	9,075,138
Eastman Chemical Co.	19,600	1,349,656
Ecolab, Inc.	38,300	1,646,517
Hercules, Inc.	27,900	472,347
International Flavors & Fragrances, Inc.	18,700	730,422
Monsanto Co.	128,096	16,196,458
PPG Industries, Inc.(b)	39,600	2,271,852
Praxair, Inc.	71,200	6,709,888
Rohm and Haas Co.(b)	30,300	1,407,132
Sigma-Aldrich Corp.	27,600	1,486,536

		54,197,496

Commercial Banks — 2.2%
BB&T Corp.(b)	133,700	3,044,349
Comerica, Inc.(b)	40,850	1,046,986
Fifth Third Bancorp.	132,849	1,352,403
First Horizon National Corp.(b)	27,500	204,325
Huntington Bancshares, Inc.(b)	119,475	689,371
KeyCorp.(b)	97,400	1,069,452
M&T Bank Corp.(b)	20,100	1,417,854
Marshall & Ilsley Corp.(b)	58,698	899,840
National City Corp.(b)	140,500	670,185
PNC Financial Services Group, Inc.	82,100	4,687,910
Regions Financial Corp.(b)	190,312	2,076,304
SunTrust Banks, Inc.(b)	79,900	2,893,978
US Bancorp	403,181	11,244,718
Wachovia Corp.(b)	471,455	7,321,696
Wells Fargo & Co.(b)	770,920	18,309,350
Zions Bancorp.(b)	32,900	1,036,021

		57,964,742

Commercial Services & Supplies — 0.5%
Allied Waste Industries, Inc.(a)	71,800	906,116
Avery Dennison Corp.	25,400	1,115,822

SEE NOTES TO FINANCIAL STATEMENTS.

A118

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Services & Supplies (continued)
Cintas Corp.(b)	28,500	$755,535
Equifax, Inc.	31,100	1,045,582
Monster Worldwide, Inc.(a)(b)	25,200	519,372
Pitney Bowes, Inc.	47,900	1,633,390
R.R. Donnelley & Sons Co.	54,200	1,609,198
Robert Half International, Inc.	39,900	956,403
Waste Management, Inc.	113,330	4,273,674

		12,815,092

Communications Equipment — 2.5%
Ciena Corp.(a)(b)	19,657	455,453
Cisco Systems, Inc.(a)	1,371,000	31,889,460
Corning, Inc.	368,400	8,491,620
JDS Uniphase Corp.(a)(b)	45,587	517,868
Juniper Networks, Inc.(a)(b)	120,900	2,681,562
Motorola, Inc.	510,595	3,747,767
QUALCOMM, Inc.	382,400	16,967,088
Tellabs, Inc.(a)(b)	88,000	409,200

		65,160,018

Computers & Peripherals — 4.6%
Apple, Inc.(a)	202,100	33,839,624
Dell, Inc.(a)(b)	477,400	10,445,512
EMC Corp.(a)(b)	482,674	7,090,481
Hewlett-Packard Co.	580,416	25,660,191
International Business Machines Corp.	321,400	38,095,542
Lexmark International, Inc. (Class A Stock)(a)(b)	23,614	789,416
Netapp, Inc.(a)	79,400	1,719,804
QLogic Corp.(a)	36,100	526,699
SanDisk Corp.(a)(b)	47,800	893,860
Sun Microsystems, Inc.(a)(b)	193,850	2,109,088

		121,170,217

Construction & Engineering — 0.2%
Fluor Corp.	21,800	4,056,544
Jacobs Engineering Group, Inc.(a)(b)	28,500	2,299,950

		6,356,494

Construction Materials — 0.1%
Vulcan Materials Co.(b)	22,800	1,362,984

Consumer Finance — 0.7%
American Express Co.	272,700	10,272,609
Capital One Financial Corp.(b)	90,469	3,438,727
Discover Financial Services.(b)	127,905	1,684,509
SLM Corp.(a)(b)	99,000	1,915,650

		17,311,495

Containers & Packaging — 0.1%
Ball Corp.	23,400	1,117,116
Bemis Co.(b)	22,900	513,418
Pactiv Corp.(a)(b)	26,300	558,349
Sealed Air Corp.	39,820	756,978

		2,945,861

Distributors — 0.1%
Genuine Parts Co.(b)	37,325	1,481,056

COMMON STOCKS (continued)	Shares	Value (Note 2)

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(a)(b)	31,300	$1,385,338
H&R Block, Inc.	79,500	1,701,300

		3,086,638

Diversified Financial Services — 3.3%
Bank of America Corp.(b)	1,041,507	24,860,772
CIT Group, Inc.	77,300	526,413
Citigroup, Inc.	1,249,476	20,941,218
CME Group, Inc.(b)	11,970	4,586,784
IntercontinentalExchange, Inc.(a)	15,700	1,789,800
JPMorgan Chase & Co.	796,045	27,312,304
Leucadia National Corp.(b)	36,900	1,732,086
Moody’s Corp.(b)	48,020	1,653,809
NYSE Euronext(b)	60,700	3,075,062

		86,478,248

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	1,388,011	46,762,091
CenturyTel, Inc.	30,000	1,067,700
Citizens Communications Co.(b)	84,200	954,828
Embarq Corp.	35,176	1,662,770
Qwest Communications International, Inc.(b)	391,647	1,539,173
Verizon Communications, Inc.	667,538	23,630,845
Windstream Corp.	117,565	1,450,752

		77,068,159

Electric Utilities — 2.3%
Allegheny Energy, Inc.	36,000	1,803,960
American Electric Power Co., Inc.	96,640	3,887,827
Duke Energy Corp.	303,482	5,274,517
Edison International	75,300	3,868,914
Entergy Corp.	43,000	5,180,640
Exelon Corp.	150,250	13,516,490
FirstEnergy Corp.	70,336	5,790,763
FPL Group, Inc.	92,300	6,053,034
Pepco Holdings, Inc.	47,400	1,215,810
Pinnacle West Capital Corp.(b)	27,000	830,790
PPL Corp.(b)	85,700	4,479,539
Progress Energy, Inc.(b)	59,414	2,485,288
Southern Co.	175,100	6,114,492

		60,502,064

Electrical Equipment — 0.5%
Cooper Industries, Ltd. (Class A Stock)	40,500	1,599,750
Emerson Electric Co.	186,100	9,202,645
Rockwell Automation, Inc.(b)	32,500	1,421,225

		12,223,620

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(a)	87,582	3,112,664
Jabil Circuit, Inc.	44,000	722,040
Molex, Inc.	26,600	649,306
Tyco Electronics Ltd. (Bermuda)	117,560	4,210,999

		8,695,009

SEE NOTES TO FINANCIAL STATEMENTS.

A119

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Energy Equipment & Services — 3.5%
Baker Hughes, Inc.	72,430	$6,326,036
BJ Services Co.(b)	62,300	1,989,862
Cameron International Corp.(a)(b)	49,500	2,739,825
ENSCO International, Inc.	32,200	2,599,828
Halliburton Co.	203,000	10,773,210
Nabors Industries Ltd.(a)	65,600	3,229,488
National-Oilwell Varco, Inc.(a)	94,000	8,339,680
Noble Corp.	60,600	3,936,576
Rowan Cos., Inc.(b)	24,100	1,126,675
Schlumberger Ltd.	278,400	29,908,512
Smith International, Inc.	45,200	3,757,928
Transocean, Inc.	72,036	10,977,566
Weatherford International Ltd.(a)	152,000	7,537,680

		93,242,866

Food & Staples Retailing — 2.7%
Costco Wholesale Corp.(b)	99,132	6,953,118
CVS Caremark Corp.	332,038	13,138,744
Kroger Co.	161,300	4,656,731
Safeway, Inc.	103,900	2,966,345
SUPERVALU, Inc.	50,508	1,560,192
Sysco Corp.	144,300	3,969,693
Walgreen Co.	228,300	7,422,033
Wal-Mart Stores, Inc.	544,500	30,600,900
Whole Foods Market, Inc.(b)	28,300	670,427

		71,938,183

Food Products — 1.5%
Archer-Daniels-Midland Co.(b)	148,338	5,006,408
Campbell Soup Co.	48,800	1,632,848
ConAgra Food, Inc.	114,000	2,197,920
Dean Foods Co.(a)(b)	31,800	623,916
General Mills, Inc.(b)	78,500	4,770,445
H.J. Heinz Co.	74,750	3,576,788
Hershey Co. (The)(b)	37,700	1,235,806
Kellogg Co.	59,000	2,833,180
Kraft Foods, Inc.(b)	341,011	9,701,763
McCormick & Co., Inc.	31,300	1,116,158
Sara Lee Corp.	176,400	2,160,900
Tyson Foods, Inc. (Class A Stock)	56,000	836,640
Wrigley (William) Jr. Co.	47,500	3,694,550

		39,387,322

Gas Utilities — 0.1%
Nicor, Inc.	12,200	519,598
Questar Corp.	39,800	2,827,392

		3,346,990

Healthcare Equipment & Supplies — 2.1%
Baxter International, Inc.	145,900	9,328,846
Becton Dickinson & Co.(b)	57,700	4,691,010
Boston Scientific Corp.(a)	305,099	3,749,667
C.R. Bard, Inc.(b)	24,600	2,163,570
Covidien Ltd. (Bermuda)	113,960	5,457,544
Hospira, Inc.(a)	39,920	1,601,191
Intuitive Surgical, Inc.(a)	8,000	2,155,200
Medtronic, Inc.	267,300	13,832,775
St. Jude Medical, Inc.(a)(b)	83,100	3,397,128
Stryker Corp.(b)	55,000	3,458,400

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Equipment & Supplies (continued)
Varian Medical Systems, Inc.(a)(b)	25,200	$1,306,620
Zimmer Holdings, Inc.(a)(b)	57,286	3,898,312

		55,040,263

Healthcare Providers & Services — 1.8%
Aetna, Inc.	116,348	4,715,584
AmerisourceBergen Corp.	40,000	1,599,600
Cardinal Health, Inc.	80,175	4,135,427
CIGNA Corp.	68,800	2,434,832
Coventry Health Care, Inc.(a)	38,450	1,169,649
Express Scripts, Inc.(a)	59,900	3,756,928
Humana, Inc.(a)	40,800	1,622,616
Laboratory Corp. of America Holdings(a)(b)	25,300	1,761,639
McKesson Corp.	64,107	3,584,222
Medco Health Solutions, Inc.(a)	119,192	5,625,862
Patterson Cos., Inc.(a)(b)	26,900	790,591
Quest Diagnostics, Inc.	38,300	1,856,401
Tenet Healthcare Corp.(a)(b)	90,000	500,400
UnitedHealth Group, Inc.	286,500	7,520,625
Wellpoint, Inc.(a)	124,500	5,933,670

		47,008,046

Healthcare Technology
IMS Health, Inc.	47,420	1,104,886

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.(b)	96,100	3,167,456
Darden Restaurants, Inc.	35,550	1,135,467
International Game Technology	67,000	1,673,660
Marriott International, Inc. (Class A Stock)	66,600	1,747,584
McDonald’s Corp.	262,400	14,752,128
Starbucks Corp.(a)(b)	159,100	2,504,234
Starwood Hotels & Resorts Worldwide, Inc.(b)	43,000	1,723,010
Wendy’s International, Inc.	21,700	590,674
Wyndham Worldwide Corp.	44,763	801,705
Yum! Brands, Inc.	112,000	3,930,080

		32,025,998

Household Durables — 0.4%
Black & Decker Corp.	12,400	713,124
Centex Corp.	24,600	328,902
D.R. Horton, Inc.(b)	55,200	598,920
Fortune Brands, Inc.(b)	33,800	2,109,458
Harman International Industries, Inc.	14,100	583,599
KB Home	17,232	291,738
Leggett & Platt, Inc.(b)	44,300	742,911
Lennar Corp. (Class A Stock)(b)	29,000	357,860
Newell Rubbermaid, Inc.	64,649	1,085,457
Pulte Homes, Inc.	35,700	343,791
Snap-On, Inc.	12,300	639,723
Stanley Works (The)(b)	19,100	856,253
Whirlpool Corp.(b)	17,507	1,080,707

		9,732,443

SEE NOTES TO FINANCIAL STATEMENTS.

A120

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Household Products — 2.2%
Clorox Co.	32,600	$1,701,720
Colgate-Palmolive Co.	117,400	8,112,340
Kimberly-Clark Corp.	99,188	5,929,459
Procter & Gamble Co.	701,381	42,650,979

		58,394,498

Independent Power Producers & Energy Traders — 0.3%
AES Corp.(a)(b)	159,700	3,067,837
Constellation Energy Group, Inc.(b)	38,850	3,189,585
Dynegy Inc(a)(b)	92,800	793,440

		7,050,862

Industrial Conglomerates — 3.1%
3M Co.	162,600	11,315,334
General Electric Co.	2,323,800	62,022,221
Textron, Inc.	57,800	2,770,354
Tyco International Ltd. (Bermuda)	120,960	4,843,238

		80,951,147

Insurance — 3.3%
ACE Ltd.	80,700	4,445,763
AFLAC, Inc.(b)	113,500	7,127,800
Allstate Corp.	130,288	5,939,830
American International Group, Inc.(b)	620,587	16,420,732
Aon Corp.	65,925	3,028,595
Assurant, Inc.	24,500	1,616,020
Chubb Corp.	88,000	4,312,880
Cincinnati Financial Corp.	43,228	1,097,991
Genworth Financial, Inc. (Class A Stock)	112,300	2,000,063
Hartford Financial Services Group, Inc.	74,800	4,829,836
Lincoln National Corp.	65,263	2,957,719
Loews Corp.(b)	81,426	3,818,879
Marsh & McLennan Co., Inc.	117,100	3,109,005
MBIA, Inc.(b)	20,350	89,337
MetLife, Inc.(b)	168,800	8,907,576
Principal Financial Group, Inc.(b)	61,300	2,572,761
Progressive Corp.(b)	148,100	2,772,432
SAFECO Corp.	24,000	1,611,840
Torchmark Corp.	24,100	1,413,465
Travelers Cos., Inc	145,898	6,331,973
Unum Group	86,456	1,768,025
XL Capital Ltd. (Class A Stock)	46,300	951,928

		87,124,450

Internet & Catalog Retail — 0.3%
Amazon.Com, Inc.(a)(b)	69,500	5,096,435
Expedia, Inc.(a)	44,900	825,262
IAC/InterActiveCorp.(a)	45,200	871,456

		6,793,153

Internet Software & Services — 1.7%
Akamai Technologies, Inc.(a)(b)	36,100	1,255,919
eBay, Inc.(a)	261,300	7,141,329
Google, Inc. (Class A Stock)(a)	53,950	28,400,359
VeriSign, Inc.(a)(b)	44,500	1,682,100
Yahoo!, Inc.(a)	304,900	6,299,234

		44,778,941

COMMON STOCKS (continued)	Shares	Value (Note 2)

IT Services — 0.9%
Affiliated Computer Services, Inc. (Class A Stock)(a)	22,500	$1,203,525
Automatic Data Processing, Inc.(b)	123,400	5,170,460
Cognizant Technology Solutions Corp.(a)	58,600	1,905,086
Computer Sciences Corp.(a)(b)	36,700	1,719,028
Convergys Corp.(a)	37,600	558,736
Electronic Data Systems Corp.	112,500	2,772,000
Fidelity National Information Services, Inc.	34,400	1,269,704
Fiserv, Inc.(a)	34,700	1,574,339
Paychex, Inc.	78,950	2,469,556
Total System Services, Inc.	41,593	924,196
Unisys Corp.(a)	67,000	264,650
Western Union Co. (The)	172,404	4,261,827

		24,093,107

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.(b)	61,000	880,230
Hasbro, Inc.(b)	34,950	1,248,414
Mattel, Inc.(b)	78,181	1,338,459

		3,467,103

Life Sciences, Tools & Services — 0.4%
Applera Corp.-Applied Biosystems Group	39,600	1,325,808
Millipore Corp.(a)(b)	10,800	732,888
PerkinElmer, Inc.(b)	31,000	863,350
Thermo Fisher Scientific, Inc.(a)(b)	95,100	5,299,923
Waters Corp.(a)	23,000	1,483,500

		9,705,469

Machinery — 1.9%
Caterpillar, Inc.(b)	145,500	10,740,810
Cummins, Inc.	49,600	3,249,792
Danaher Corp.	57,200	4,421,560
Deere & Co.	100,900	7,277,917
Dover Corp.	47,700	2,307,249
Eaton Corp.	36,500	3,101,405
Illinois Tool Works, Inc.	93,900	4,461,189
Ingersoll-Rand Co. Ltd.	81,547	3,052,304
ITT Corp.	41,500	2,628,195
Manitowoc Co., Inc. (The)	30,600	995,418
PACCAR, Inc.	84,028	3,514,891
Pall Corp.	23,200	920,576
Parker Hannifin Corp.	39,687	2,830,477
Terex Corp.(a)	24,200	1,243,154

		50,744,937

Media — 2.8%
CBS Corp. (Class B Stock)	168,768	3,289,288
Clear Channel Communications, Inc.	110,100	3,875,520
Comcast Corp. (Class A Stock)(b)	685,846	13,010,499
DIRECTV Group, Inc. (The)(a)(b)	166,800	4,321,788
E.W. Scripps Co.	16,700	693,718
Gannett Co., Inc.(b)	56,300	1,220,021
Interpublic Group of Cos., Inc.(a)(b)	96,000	825,600
McGraw-Hill Cos., Inc.	72,900	2,924,748

SEE NOTES TO FINANCIAL STATEMENTS.

A121

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Media (continued)
Meredith Corp.(b)	7,000	$198,030
New York Times Co. (Class A Stock)(b)	23,500	361,665
News Corp. (Class A Stock)(b)	519,000	7,805,760
Omnicom Group, Inc.	71,500	3,208,920
Time Warner, Inc.(b)	837,220	12,390,856
Viacom, Inc. (Class B Stock)(a)	152,668	4,662,481
Walt Disney Co. (The)(b)	440,101	13,731,151
Washington Post Co., (Class B Stock)(b)	1,200	704,280

		73,224,325

Metals & Mining — 1.3%
Alcoa, Inc.	189,476	6,749,135
Allegheny Technologies, Inc.(b)	20,640	1,223,539
Freeport-McMoran Copper & Gold, Inc., (Class B Stock)(b)	88,006	10,313,423
Newmont Mining Corp.	106,103	5,534,332
Nucor Corp.	72,800	5,435,976
Titanium Metals Corp.	10,100	141,299
United States Steel Corp.	27,740	5,125,797

		34,523,501

Multiline Retail — 0.7%
Big Lots, Inc.(a)(b)	16,900	527,956
Dillard’s, Inc.	3,650	42,231
Family Dollar Stores, Inc.	37,100	739,774
J.C. Penney Co., Inc.	48,000	1,741,920
Kohl’s Corp.(a)(b)	69,200	2,770,768
Macy’s, Inc.	103,420	2,008,416
Nordstrom, Inc.(b)	44,100	1,336,230
Sears Holdings Corp.(a)(b)	14,112	1,039,490
Target Corp.(b)	180,368	8,385,308

		18,592,093

Multi-Utilities — 1.2%
Ameren Corp.(b)	44,700	1,887,681
CenterPoint Energy, Inc.	79,010	1,268,111
CMS Energy Corp.(b)	58,500	871,650
Consolidated Edison, Inc.(b)	62,800	2,454,852
Dominion Resources, Inc.(b)	132,584	6,296,414
DTE Energy Co.(b)	39,200	1,663,648
Integrys Energy Group, Inc.	17,750	902,233
NiSource, Inc.	65,900	1,180,928
PG&E Corp.	80,600	3,199,014
Public Service Enterprise Group, Inc.	118,500	5,442,705
Sempra Energy	58,954	3,327,953
TECO Energy, Inc.(b)	42,100	904,729
Xcel Energy, Inc.(b)	104,895	2,105,243

		31,505,161

Office Electronics — 0.1%
Xerox Corp.	238,392	3,232,596

Oil, Gas & Consumable Fuels — 12.4%
Anadarko Petroleum Corp.	108,326	8,107,118
Apache Corp.(b)	78,750	10,946,250
Cabot Oil And Gas Corporation	18,000	1,219,140

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.	111,900	$7,380,924
Chevron Corp.	483,692	47,948,388
ConocoPhillips	361,979	34,167,198
Consol Energy, Inc.	42,700	4,798,199
Devon Energy Corp.	103,900	12,484,624
El Paso Corp.(b)	168,611	3,665,603
EOG Resources, Inc.	56,900	7,465,280
Exxon Mobil Corp.	1,227,870	108,212,182
Hess Corp.	66,000	8,328,540
Marathon Oil Corp.	169,994	8,817,589
Massey Energy Co.	14,600	1,368,750
Murphy Oil Corp.	44,600	4,373,030
Noble Energy, Inc.	40,400	4,062,624
Occidental Petroleum Corp.	195,000	17,522,700
Peabody Energy Corp.(b)	60,700	5,344,635
Range Resources Corp	32,200	2,110,388
Southwestern Energy Co.(a)	75,100	3,575,511
Spectra Energy Corp	151,142	4,343,821
Sunoco, Inc.(b)	27,000	1,098,630
Tesoro Petroleum Corporation(b)	29,500	583,215
Valero Energy Corp.	126,600	5,213,388
Williams Cos., Inc.	146,700	5,913,477
XTO Energy, Inc.	117,900	8,077,329

		327,128,533

Paper & Forest Products — 0.2%
International Paper Co.(b)	96,267	2,243,021
MeadWestvaco Corp.	42,489	1,012,938
Weyerhaeuser Co.(b)	45,400	2,321,756

		5,577,715

Personal Products — 0.2%
Avon Products, Inc.	101,800	3,666,836
Estee Lauder Cos., Inc. (The)(b)	22,500	1,045,125

		4,711,961

Pharmaceuticals — 6.1%
Abbott Laboratories	357,900	18,957,963
Allergan, Inc.	68,800	3,581,040
Barr Pharmaceuticals, Inc.(a)	20,900	942,172
Bristol-Myers Squibb Co.	465,960	9,566,159
Forest Laboratories, Inc.(a)	76,500	2,657,610
Johnson & Johnson	657,471	42,301,684
King Pharmaceuticals, Inc.(a)	80,033	837,946
Lilly (Eli) & Co.	232,700	10,741,432
Merck & Co., Inc.	511,800	19,289,742
Mylan, Inc.(b)	53,500	645,745
Pfizer, Inc.	1,591,108	27,796,657
Schering-Plough Corp.	368,600	7,257,734
Watson Pharmaceuticals, Inc.(a)(b)	27,900	758,043
Wyeth	311,100	14,920,356

		160,254,283

Real Estate Investment Trust — 1.1%
Apartment Investment & Management Co., (Class A Stock)(b)	24,116	821,391
AvalonBay Communities, Inc.(b)	16,400	1,462,224

SEE NOTES TO FINANCIAL STATEMENTS.

A122

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Real Estate Investment Trust (continued)
Boston Properties, Inc.	27,600	$2,490,072
Developers Diversified Realty	26,400	916,344
Equity Residential Properties Trust(b)	59,900	2,292,373
General Growth Properties, Inc.(b)	59,600	2,087,788
Health Care Property Investors, Inc.	49,100	1,561,871
Host Hotels & Resorts, Inc.(b)	129,000	1,760,850
Kimco Realty Corp.(b)	57,100	1,971,092
Plum Creek Timber Co., Inc.(b)	35,000	1,494,850
ProLogis(b)	63,000	3,424,050
Public Storage, Inc.(b)	28,700	2,318,673
Simon Property Group, Inc.(b)	51,800	4,656,302
Vornado Realty Trust(b)	30,400	2,675,200

		29,933,080

Real Estate Management & Development
CB Richard Ellis Group, Inc., (Class A Stock)(a)(b)	45,100	865,920

Road & Rail — 1.1%
Burlington Northern Santa Fe Corp.	67,226	6,715,205
CSX Corp.	92,024	5,780,027
Norfolk Southern Corp.	87,100	5,458,557
Ryder System, Inc.(b)	12,800	881,664
Union Pacific Corp.	121,800	9,195,900

		28,031,353

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.(a)(b)	106,900	623,227
Altera Corp.(b)	68,300	1,413,810
Analog Devices, Inc.	66,900	2,125,413
Applied Materials, Inc.(b)	300,500	5,736,545
Broadcom Corp., (Class A Stock)(a)(b)	109,150	2,978,704
Intel Corp.(b)	1,311,900	28,179,612
KLA-Tencor Corp.	33,400	1,359,714
Linear Technology Corp.	48,700	1,586,159
LSI Corp.(a)(b)	156,900	963,366
MEMC Electronic Materials, Inc.(a)	46,800	2,880,072
Microchip Technology, Inc.(b)	46,900	1,432,326
Micron Technology, Inc.(a)(b)	154,900	929,400
National Semiconductor Corp.(b)	60,700	1,246,778
Novellus Systems, Inc.(a)(b)	22,400	474,656
NVIDIA Corp.(a)	129,850	2,430,792
Teradyne, Inc.(a)(b)	40,800	451,656
Texas Instruments, Inc.	311,900	8,783,104
Xilinx, Inc.(b)	64,200	1,621,050

		65,216,384

Software — 3.6%
Adobe Systems, Inc.(a)	125,000	4,923,750
Autodesk, Inc.(a)(b)	48,200	1,629,642
BMC Software, Inc.(a)(b)	44,400	1,598,400
CA, Inc.	85,873	1,982,808
Citrix Systems, Inc.(a)	41,900	1,232,279

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software (continued)
Compuware Corp.(a)	71,300	$680,202
Electronic Arts, Inc.(a)	70,700	3,141,201
Intuit, Inc.(a)(b)	79,200	2,183,544
Microsoft Corp	1,868,900	51,413,439
Novell, Inc.(a)	73,100	430,559
Oracle Corp.(a)	917,620	19,270,020
Symantec Corp.(a)(b)	213,911	4,139,178
Teradata Corp.(a)	46,300	1,071,382

		93,696,404

Specialty Retail — 1.5%
Abercrombie & Fitch Co.(b)	20,500	1,284,940
AutoNation, Inc.(a)(b)	35,789	358,606
AutoZone, Inc.(a)(b)	10,900	1,319,009
Bed Bath & Beyond, Inc.(a)	56,900	1,598,890
Best Buy Co., Inc.	83,325	3,299,670
Gamestop Corp.(a)(b)	36,000	1,454,400
Gap, Inc.(b)	110,587	1,843,485
Home Depot, Inc.	390,419	9,143,613
Limited Brands, Inc.(b)	76,796	1,294,013
Lowe’s Cos., Inc.	330,800	6,864,100
Office Depot, Inc.(a)(b)	68,800	752,672
RadioShack Corp.(b)	31,760	389,695
Sherwin-Williams Co.(b)	24,900	1,143,657
Staples, Inc.(b)	155,500	3,693,125
Tiffany & Co.(b)	28,300	1,153,225
TJX Cos., Inc.	102,900	3,238,263

		38,831,363

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.(a)(b)	84,200	2,431,696
Jones Apparel Group, Inc.	28,000	385,000
Liz Claiborne, Inc.	26,400	373,560
NIKE, Inc., (Class B Stock)(b)	84,600	5,043,006
Polo Ralph Lauren Corp.	13,200	828,696
V.F. Corp.(b)	20,136	1,433,280

		10,495,238

Thrifts & Mortgage Finance — 0.4%
Countrywide Financial Corp.(b)	123,098	523,167
Fannie Mae(b)	238,100	4,645,331
Freddie Mac	147,300	2,415,720
Hudson City Bancorp, Inc.(b)	133,200	2,221,776
MGIC Investment Corp.(b)	13,000	79,430
Sovereign Bancorp, Inc.(b)	101,405	746,341
Washington Mutual, Inc.(b)	233,226	1,149,804

		11,781,569

Tobacco — 1.6%
Altria Group, Inc.	495,200	10,181,312
Lorillard Inc.(a)(b)	36,232	2,505,791
Philip Morris International, Inc.	489,800	24,191,222
Reynolds American, Inc.	46,400	2,165,488
UST, Inc.	32,300	1,763,903

		40,807,716

Trading Companies & Distributors
W.W. Grainger, Inc.	14,800	1,210,640

SEE NOTES TO FINANCIAL STATEMENTS.

A123

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Wireless Telecommunication Services — 0.4%
American Tower Corp. (Class A Stock)(a)	90,000	$3,802,500
Sprint Nextel Corp.	676,422	6,426,009

		10,228,509

TOTAL LONG-TERM INVESTMENTS (cost $1,557,751,794)		2,587,048,093

SHORT-TERM INVESTMENTS — 19.4%
Affiliated Money Market Mutual Fund 19.3%
Dryden Core Investment Fund — Taxable Money Market Series (cost $508,111,772; includes $470,304,057 of cash collateral received for securities on loan) (Note 4)(c)(f)	508,111,772	508,111,772

SHORT-TERM INVESTMENTS (continued)	Principal Amount (000)	Value (Note 2)
U.S. Government Obligation 0.1%
United States Treasury Bill(e)(d) 1.86% 09/18/2008 (cost $2,987,722)	$3,000	$2,988,195

TOTAL SHORT-TERM INVESTMENTS (cost $511,099,494)		511,099,967

TOTAL INVESTMENTS — 117.7% (cost $2,068,851,288)		3,098,148,060
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (17.7)%		(465,708,037)

TOTAL NET ASSETS — 100.0%		$2,632,440,023

(a)	Non income-producing security.

(b)	All or portion of security is on loan. The aggregate market value of such securities is $449,549,796 cash collateral of $470,304,057 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity at purchase date.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open futures contract outstanding at June 30, 2008:

Number of Contracts	Type	Expiration Date	Value at June 30, 2008	Value at Trade Date	Unrealized Depreciation
Long Position:
139	S&P 500 Index	Sept. 2008	$44,518,225	$47,043,650	$(2,525,425)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A124

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$3,095159,865	$(2,525,425)
Level 2—Other Significant Observable Inputs	2,988,195	—
Level 3—Significant Unobservable Inputs	—	—

Total	$3,098,148,060	$(2,525,425)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 17.9% of collateral received for securities on loan)	19.3%
Oil, Gas & Consumable Fuels	12.4
Pharmaceuticals	6.1
Computers & Peripherals	4.6
Software	3.6
Energy Equipment & Services	3.5
Diversified Financial Services	3.3
Insurance	3.3
Industrial Conglomerates	3.1
Diversified Telecommunication Services	2.9
Capital Markets	2.8
Media	2.8
Aerospace/Defense	2.7
Food & Staples Retailing	2.7
Communications Equipment	2.5
Semiconductors & Semiconductor Equipment	2.5
Beverages	2.4
Electric Utilities	2.3
Commercial Banks	2.2
Household Products	2.2
Chemicals	2.1
Healthcare Equipment & Supplies	2.1
Machinery	1.9
Healthcare Providers & Services	1.8
Internet Software & Services	1.7
Tobacco	1.6
Food Products	1.5
Specialty Retail	1.5
Biotechnology	1.4
Metals & Mining	1.3
Hotels, Restaurants & Leisure	1.2
Multi-Utilities	1.2
Real Estate Investment Trust	1.1
Road & Rail	1.1
Air Freight & Logistics	0.9
IT Services	0.9
Consumer Finance	0.7
Multiline Retail	0.7
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Household Durables	0.4
Life Sciences, Tools & Services	0.4

Textiles, Apparel & Luxury Goods	0.4%
Thrifts & Mortgage Finance	0.4
Wireless Telecommunication Services	0.4
Electronic Equipment & Instruments	0.3
Independent Power Producers & Energy Traders	0.3
Internet & Catalog Retail	0.3
Auto Components	0.2
Automobiles	0.2
Construction & Engineering	0.2
Paper & Forest Products	0.2
Personal Products	0.2
Airlines	0.1
Construction Materials	0.1
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.1
Gas Utilities	0.1
Leisure Equipment & Products	0.1
Office Electronics	0.1
United States Government Obligation	0.1

117.7
Liabilities in excess of other assets	(17.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A125

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $449,549,796:
Unaffiliated investments (cost $1,560,739,516)	$2,590,036,288
Affiliated investments (cost $508,111,772)	508,111,772
Cash	432,388
Dividends receivable	3,709,920
Receivable for investments sold	3,023,911
Receivable for Series shares sold	421,662
Due from broker-variation margin	36,225
Prepaid expenses	5,454

Total Assets	3,105,777,620

LIABILITIES
Collateral for securities on loan	470,304,057
Payable for investments purchased	1,183,730
Management fee payable	793,617
Payable for Series shares repurchased	690,087
Accrued expenses	365,483
Transfer agent fee payable	623

Total Liabilities	473,337,597

NET ASSETS	$2,632,440,023

Net assets were comprised of:
Paid-in capital	1,623,865,874
Retained earnings	1,008,574,149

Net assets, June 30, 2008	$2,632,440,023

Net asset value and redemption price per share, $2,632,440,023 / 82,865,736 outstanding shares of beneficial interest	$31.77

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $1,491)	$29,091,361
Affiliated income from securities loaned, net	1,293,622
Affiliated dividend income	721,452
Interest	26,721

31,133,156

EXPENSES
Management fee	4,946,934
Custodian’s fees and expenses	159,000
Insurance expenses	31,000
Shareholders’ reports	25,000
Trustees’ fees	24,000
Audit fee	9,000
Legal fees and expenses	9,000
Commitment fee on syndicated credit agreement	6,000
Transfer agent’s fee and expenses (including affiliated expense of $1,900) (Note 4)	2,000
Miscellaneous	9,885

Total expenses	5,221,819

NET INVESTMENT INCOME	25,911,337

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	19,920,528
Futures transactions	(4,149,316)

15,771,212

Net change in unrealized appreciation (depreciation) on:
Investments	(405,538,244)
Futures	(3,050,475)

(408,588,719)

NET LOSS ON INVESTMENTS	(392,817,507)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(366,906,170)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$25,911,337	$56,959,943
Net realized gain on investment transactions	15,771,212	76,759,365
Net change in unrealized appreciation (depreciation) on investments	(408,588,719)	34,602,331

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(366,906,170)	168,321,639

DISTRIBUTIONS	(56,959,943)	(51,529,141)

SERIES SHARE TRANSACTIONS:
Series shares sold [865,903 and 1,884,280 shares, respectively]	29,531,055	70,200,353
Series shares issued in reinvestment of distributions [1,689,203 and 1,400,248 shares, respectively]	56,959,943	51,529,141
Series shares repurchased [4,455,756 and 11,303,103 shares, respectively]	(152,581,079)	(422,534,751)

NET DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(66,090,081)	(300,805,257)

TOTAL DECREASE IN NET ASSETS	(489,956,194)	(184,012,759)
NET ASSETS:
Beginning of period	3,122,396,217	3,306,408,976

End of period	$2,632,440,023	$3,122,396,217

SEE NOTES TO FINANCIAL STATEMENTS.

A126

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 99.6%		Value (Note 2)
COMMON STOCKS — 98.9%	Shares
Beverages — 0.5%
Dr. Pepper Snapple Group, Inc.(a)	347,904	$7,299,026

Capital Markets — 4.2%
Bank of New York Mellon Corp. (The)	662,095	25,047,054
KKR Private Equity Investors LP	172,700	2,201,925
KKR Private Equity Investors LP, RDU, Private Placement, 144A(f)(g) (original cost $22,639,596; purchased 5/03/06-5/05/06)	907,900	11,575,725
Merrill Lynch & Co., Inc.(b)	466,600	14,795,886
TD Ameritrade Holding Corp.(a)(b)	758,400	13,719,456

		67,340,046

Chemicals — 0.8%
E.I. du Pont de Nemours & Co.	285,600	12,249,384

Commercial Banks — 1.3%
SunTrust Banks, Inc.(b)	561,200	20,326,664

Commercial Services & Supplies — 2.2%
Waste Management, Inc.	932,800	35,175,888

Communications Equipment — 1.5%
QUALCOMM, Inc.	544,800	24,172,776

Computers & Peripherals — 2.2%
NetApp, Inc.(a)(b)	728,000	15,768,480
Seagate Technology	1,018,100	19,476,253

		35,244,733

Consumer Finance — 1.7%
SLM Corp.(a)(b)	1,365,800	26,428,230

Diversified Consumer Services — 4.2%
Career Education Corp.(a)(b)	1,363,400	19,919,274
H&R Block, Inc.	2,145,800	45,920,120

		65,839,394

Diversified Financial Services — 1.5%
Citigroup, Inc.	1,467,800	24,600,328

Electric Utilities — 1.4%
Entergy Corp.(b)	191,300	23,047,824

Energy Equipment & Services — 1.3%
Halliburton Co.	394,200	20,920,194

Food & Staples Retailing — 6.4%
CVS Caremark Corp.	555,300	21,973,221
Kroger Co. (The)	1,691,300	48,827,831
Wal-Mart Stores, Inc.(b)	535,800	30,111,960

		100,913,012

Food Products — 3.4%
Cadbury PLC, ADR (United Kingdom)	463,872	23,342,039
ConAgra Foods, Inc.	1,559,100	30,059,448

		53,401,487

Healthcare Providers & Services — 4.7%
Cardinal Health, Inc.	417,300	21,524,334
Omnicare, Inc.	1,307,000	34,269,540
WellPoint, Inc.(a)	385,400	18,368,164

		74,162,038

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Products — 1.6%
Kimberly-Clark Corp.	437,700	$26,165,706

Independent Power Producers & Energy Traders — 2.0%
NRG Energy, Inc.(a)(b)	730,100	31,321,290

Insurance — 4.5%
American International Group, Inc.(b)	671,500	17,767,890
Axis Capital Holdings Ltd.	485,800	14,481,698
Genworth Financial, Inc. (Class A Stock)	823,000	14,657,630
Loews Corp.(b)	505,200	23,693,880

		70,601,098

Internet & Catalog Retail — 1.9%
IAC/InterActiveCorp(a)(b)	1,599,500	30,838,360

Media — 6.5%
Comcast Corp. (Class A Stock)(b)	2,427,700	46,053,469
Liberty Global, Inc., Series C(a)(b)	979,635	29,741,719
XM Satellite Radio Holdings, Inc. (Class A Stock)(a)(b)	3,524,600	27,632,864

		103,428,052

Multi-Utilities — 2.1%
Sempra Energy	590,400	33,328,080

Office Electronics — 1.9%
Xerox Corp.	2,231,200	30,255,072

Oil, Gas & Consumable Fuels — 17.9%
Devon Energy Corp.	330,700	39,736,912
Murphy Oil Corp.	308,900	30,287,645
Nexen, Inc.	880,800	35,011,800
Occidental Petroleum Corp.	504,500	45,334,369
Petroleo Brasileiro SA, ADR (Brazil)(b)	407,000	28,827,810
Suncor Energy, Inc.	485,200	28,199,824
Talisman Energy, Inc.	1,122,500	24,840,925
Trident Resources Corp. (Canada), Private Placement(a)(f)(g) (original cost $16,980,633; purchased 3/11/05-1/05/06)	404,537	3,967,216
Williams Cos., Inc.	451,700	18,208,027
XTO Energy, Inc.	415,300	28,452,203

		282,866,731

Paper & Forest Products — 1.2%
Domtar Corp.(a)(b)	3,346,300	18,237,335

Pharmaceuticals — 7.1%
Abbott Laboratories	367,900	19,487,663
Mylan, Inc.(b)	1,909,300	23,045,251
Schering-Plough Corp.	1,769,000	34,831,610
Wyeth	734,800	35,241,008

		112,605,532

Semiconductors & Semiconductor Equipment —2.6%
Marvell Technology Group Ltd.(a)(b)	1,891,900	33,410,954
Spansion, Inc.(a)(b)	3,416,200	7,686,450

		41,097,404

SEE NOTES TO FINANCIAL STATEMENTS.

A127

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Software — 5.2%
CA, Inc.	1,194,400	$27,578,696
Microsoft Corp.	643,300	17,697,183
Symantec Corp.(a)(b)	1,906,400	36,888,840

		82,164,719

Thrifts & Mortgage Finance — 2.5%
Federal National Mortgage Association(b)	931,300	18,169,663
People’s United Financial, Inc.	1,354,260	21,126,456

		39,296,119

Tobacco — 0.3%
Altria Group, Inc.	263,900	5,425,784

Wireless Telecommunication Services — 4.3%
NII Holdings, Inc.(a)	814,100	38,661,609
Sprint Nextel Corp.	2,482,436	23,583,142
Virgin Mobile USA, Inc.(a)(b)	2,188,700	6,018,925

		68,263,676

TOTAL COMMON STOCKS (cost $1,535,843,477)		1,567,015,982

	Principal Amount (000)

CORPORATE BOND — 0.7%
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, PIK, 9.98%, due 8/12/12(f)(g) (original cost $11,230,700; purchased 8/20/07-6/27/08)	CAD 11,779	11,046,193

	Units

WARRANT
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/01/15(a)(f)(g) (original cost $0; purchased 8/20/07)	1,058,389	104

TOTAL LONG-TERM INVESTMENTS (cost $1,547,074,177)		1,578,062,279

SHORT-TERM INVESTMENT — 20.3%		Value (Note 2)
	Shares
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $322,368,743; includes $316,799,979 of cash collateral for securities on loan) (Note 4)(c)(d)	322,368,743	$322,368,743

TOTAL INVESTMENTS(e) — 119.9% (cost $1,869,442,920)		1,900,431,022
LIABILITIES IN EXCESS OF OTHER ASSETS — (19.9)%		(316,035,886)

NET ASSETS — 100.0%		$1,584,395,136

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
PIK	Payment in Kind
RDU	Restricted Depositary Unit
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $300,556,817; cash collateral of $316,799,979 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the Manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(e)	As of June 30, 2008, four securities valued at $26,589,238 and representing 1.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $26,589,238 was valued using Significant Unobservable Inputs (Level 3, as defined below).

(f)	Indicates an illiquid security.

(g)	Indicates a security restricted to resale. The aggregate cost of such securities was $50,850,929. The aggregate value of $26,589,238 is approximately 1.7% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A128

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,873,841,784	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	26,589,238	—

Total	$1,900,431,022	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$31,877,059
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(5,917,436)
Net purchases (sales)	629,615
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$26,589,238

SEE NOTES TO FINANCIAL STATEMENTS.

A129

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2008 (Unaudited)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 was as follows:

Affiliated Money Market Mutual Fund (including 20.0% of collateral received for securities on loan)	20.3%
Oil, Gas & Consumable Fuels	18.6
Pharmaceuticals	7.1
Media	6.5
Food & Staples Retailing	6.4
Software	5.2
Healthcare Providers & Services	4.7
Insurance	4.5
Wireless Telecommunication Services	4.3
Capital Markets	4.2
Diversified Consumer Services	4.2
Food Products	3.4
Semiconductors & Semiconductor Equipment	2.6
Thrifts & Mortgage Finance	2.5
Commercial Services & Supplies	2.2
Computers & Peripherals	2.2
Multi-Utilities	2.1
Independent Power Producers & Energy Traders	2.0
Internet & Catalog Retail	1.9
Office Electronics	1.9
Consumer Finance	1.7
Household Products	1.6
Communications Equipment	1.5
Diversified Financial Services	1.5
Electric Utilities	1.4
Commercial Banks	1.3
Energy Equipment & Services	1.3
Paper & Forest Products	1.2
Chemicals	0.8
Beverages	0.5
Tobacco	0.3

119.9
Liabilities in excess of other assets	(19.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A130

VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $300,556,817:
Unaffiliated investments (cost $1,547,074,177)	$1,578,062,279
Affiliated investments (cost $322,368,743)	322,368,743
Cash	510,603
Dividends and interest receivable	1,549,665
Foreign tax reclaim receivable	261,649
Prepaid expenses	3,331
Receivable for Series shares sold	2,493

Total Assets	1,902,758,763

LIABILITIES
Collateral for securities on loan	316,799,979
Accrued expenses and other liabilities	542,293
Management fee payable	534,198
Payable for Series shares repurchased	485,308
Transfer agent fee payable	1,038
Distribution fee payable	507
Administration fee payable	304

Total Liabilities	318,363,627

NET ASSETS	$1,584,395,136

Net assets were comprised of:
Paid-in capital	$1,555,473,737
Retained earnings	28,921,399

Net assets, June 30, 2008	$1,584,395,136

Class I:
Net asset value and redemption price per share, $1,582,040,224 / 90,746,143 outstanding shares of beneficial interest	$17.43

Class II:
Net asset value and redemption price per share, $2,354,912 / 134,260 outstanding shares of beneficial interest	$17.54

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $167,737)	$13,792,291
Affiliated income from securities loaned, net	905,060
Interest	612,371
Affiliated dividend income	542,917

15,852,639

EXPENSES
Management fee	3,279,773
Distribution fee—Class II	3,113
Administration fee—Class II	1,868
Custodian’s fees and expenses	94,000
Shareholders’ reports	80,000
Insurance expenses	19,000
Trustees’ fees	16,000
Audit fee	9,000
Legal fees and expenses	6,000
Interest expense (Note 8)	5,507
Transfer agent’s fee and expenses (including affiliated expense of $3,000) (Note 4)	3,000
Miscellaneous	7,382

Total expenses	3,524,643

NET INVESTMENT INCOME	12,327,996

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	13,533,573
Foreign currency transactions	(135,765)

13,397,808

Net change in unrealized appreciation (depreciation) on:
Investments	(159,172,894)
Foreign currencies	(139)

(159,173,033)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(145,775,225)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(133,447,229)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$12,327,996	$26,611,582
Net realized gain on investment and foreign currency transactions	13,397,808	305,102,265
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(159,173,033)	(265,627,465)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(133,447,229)	66,086,382

DISTRIBUTIONS:
Class I	(331,218,021)	(242,165,135)
Class II	(495,826)	(373,906)

TOTAL DISTRIBUTIONS	(331,713,847)	(242,539,041)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [455,323 and 1,101,337 shares, respectively]	9,713,347	29,566,166
Series shares issued in reinvestment of distributions [18,008,178 and 10,431,739 shares, respectively]	331,713,847	242,539,041
Series shares repurchased [5,545,510 and 9,083,303 shares, respectively]	(119,493,512)	(246,981,367)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	221,933,682	25,123,840

TOTAL INCREASE (DECREASE) IN NET ASSETS	(243,227,394)	(151,328,819)
NET ASSETS:
Beginning of period	1,827,622,530	1,978,951,349

End of period	$1,584,395,136	$1,827,622,530

SEE NOTES TO FINANCIAL STATEMENTS.

A131

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of twenty-eight Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to thirteen Portfolios: Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio, High Yield Bond Portfolio, Jennison Portfolio, Money Market Portfolio, Natural Resources Portfolio, Small Capitalization Stock Portfolio, Stock Index Portfolio and Value Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. treasuries, government agency and mortgage-related securities.

High Yield Bond Portfolio:    High total return by investing primarily in medium to lower rated debt securities.

Jennison Portfolio:    Long-term growth of capital by investing primarily in equity securities of established companies that the Portfolio manager believes offer above-average growth prospects.

Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity by investing in high quality short-term money market securities issued by the U.S. government and its agencies, as well as commercial paper, asset backed securities, certificates of deposit and other obligations issued by banks, corporations and other companies, that generally mature in 13 months or less.

Natural Resources Portfolio:    Long-term growth of capital by investing primarily in stocks of companies that operate within, or do business with, the natural resources sector of the economy.

Small Capitalization Stock Portfolio:    Long-term growth of capital that corresponds to the price and yield performance of the Standard & Poor’s Small Capitalization Stock Index (the “S&P 600 SmallCap Index”) by investing primarily in stocks of the S&P 600 SmallCap Index.

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

Value Portfolio:    Capital appreciation by investing in equity and equity-related securities that are considered to be undervalued.

B1

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Money Market Portfolio values all of its securities at amortized cost. The Conservative Balanced and Flexible Managed Portfolios use amortized cost to value their short-term debt securities. Short-term debt securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

The Diversified Bond, High Yield Bond and Natural Resources Portfolios may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by these portfolios at June 30, 2008 include registration rights, under which the portfolios may demand registration by the issuer, of which the portfolios may bear the cost of such registration. Restricted securities, including private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case

B2

may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain Portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Loan Participations:    The High Yield Bond and Money Market Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

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Options:    Certain Portfolios of the Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase, in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on written option transactions.

The Portfolio, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the initial margin . Subsequent payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swap Agreements:    Certain Portfolios of the Series Fund may enter into interest rate swap agreements, forward swap spread lock agreements, credit default swap agreements and total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it s obligation to perform. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. The swaps are valued daily at current market value and any

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change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Forward currency contracts, written options, short sales, swaps and financial futures contracts may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is a least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to income tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership earnings.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Money Market Portfolio declares and reinvests distributions daily. The Diversified Bond, Government Income and High Yield Bond Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

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Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisors performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), LSV Asset Management (“LSV”), Marsico Capital Management, LLC (“Marsico”), Quantitative Management Associates LLC (“QMA”), ClearBridge Advisors LLC (“ClearBridge”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Company, L.L.C. (“William Blair”) (collectively, the “Subadvisors”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisors, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40
Equity Portfolio	0.45	0.45
Flexible Managed Portfolio	0.60	0.60
Global Portfolio	0.75	0.75
Government Income Portfolio	0.40	0.40
High Yield Bond Portfolio	0.55	0.55
Jennison Portfolio	0.60	0.60
Money Market Portfolio	0.40	0.40
Natural Resources Portfolio	0.45	0.45
Small Capitalization Stock Portfolio	0.40	0.40
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.35
Value Portfolio	0.40	0.40

At June 30, 2008, the Subadvisors that provide investment advisory services to the Portfolios are as follows. Where more than one Subadvisor is listed, each Subadvisor provides services to a segment of the Portfolio:

Portfolio	Subadvisor(s)
Conservative Balanced Portfolio	PIM, QMA
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison, ClearBridge
Flexible Managed Portfolio	PIM, QMA
Global Portfolio	LSV, Marsico, T. Rowe & William Blair
Government Income Portfolio	PIM
High Yield Bond Portfolio	PIM
Jennison Portfolio	Jennison
Money Market Portfolio	PIM
Natural Resources Portfolio	Jennison
Small Capitalization Stock Portfolio	QMA
Stock Index Portfolio	QMA
Value Portfolio	Jennison

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the

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Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has agreed to reimburse each of the following Portfolios the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceed the percentage stated below.

Portfolio	Class I Expense Limit		Class II Expense Limit
Government Income Portfolio	0.75%		N/A
Stock Index Portfolio	0.75		N/A
Value Portfolio	0.75	*	1.15	%*

N/A – Not applicable – There are no Class II shares outstanding for this Portfolio.

*  Effective July 1, 2008, the expense limitation was removed.

PIMS, PI, PIM, QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PIM also serves as the Series Fund’s security lending agent. For the six months ended June 30, 2008, PIM was compensated as follows for these services by the Series Fund Portfolios:

Portfolio	PIM
Conservative Balanced Portfolio	$385,233
Diversified Bond Portfolio	86,700
Equity Portfolio	829,971
Flexible Managed Portfolio	484,622
Global Portfolio	125,637
Government Income Portfolio	54,337
High Yield Bond Portfolio	318,928
Jennison Portfolio	383,011
Natural Resources Portfolio	466,586
Small Capitalization Stock Portfolio	644,124
Stock Index Portfolio	554,410
Value Portfolio	387,883

For the six months ended June 30, 2008, Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Wachovia
Value Portfolio	$17,040

Pursuant to an exemptive order received from the Securities and Exchange Commission, certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series, both registered under the Investment Company Act of 1940, as amended, and managed by PI and both of which are portfolios of Dryden Core Investment Fund.

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Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2008 were as follows:

Cost of Purchases:

Portfolio
Conservative Balanced Portfolio	$3,592,049,256
Diversified Bond Portfolio	3,911,499,958
Equity Portfolio	1,262,663,979
Flexible Managed Portfolio	4,918,216,453
Global Portfolio	241,690,187
Government Income Portfolio	3,870,298,759
High Yield Bond Portfolio	556,105,364
Jennison Portfolio	732,396,821
Natural Resources Portfolio	308,005,678
Small Capitalization Stock Portfolio	67,158,817
Stock Index Portfolio	35,346,624
Value Portfolio	503,919,542

Proceeds from Sales:

Portfolio
Conservative Balanced Portfolio	$3,578,060,273
Diversified Bond Portfolio	3,913,845,254
Equity Portfolio	1,402,750,791
Flexible Managed Portfolio	4,852,825,141
Global Portfolio	266,894,242
Government Income Portfolio	3,876,590,134
High Yield Bond Portfolio	491,503,834
Jennison Portfolio	892,467,868
Natural Resources Portfolio	314,734,507
Small Capitalization Stock Portfolio	93,768,035
Stock Index Portfolio	129,803,258
Value Portfolio	549,878,662

Note 6:	Tax Information

For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. After January 2, 2006, the Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to income tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership earnings. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prior to January 2, 2006 each Portfolio qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I

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shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2008, the Equity, Jennison, Natural Resources and Value Portfolios have Class II shares outstanding.

Transactions in shares of beneficial interest of the Equity, Jennison, Natural Resources and Value Portfolios were as follows:

Equity Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2008:
Series shares sold	539,268	$14,642,159
Series shares issued in reinvestment of distributions	17,082,227	436,963,357
Series shares repurchased	(6,504,463)	(178,942,331)

Net increase (decrease) in shares outstanding	11,117,032	$272,663,185

Year ended December 31, 2007:
Series shares sold	1,031,862	$29,740,507
Series shares issued in reinvestment of distributions	1,691,265	49,976,890
Series shares repurchased	(14,024,490)	(407,692,362)

Net increase (decrease) in shares outstanding	(11,301,363)	$(327,974,965)

Class II
Six months ended June 30, 2008:
Series shares sold	619	$17,298
Series shares issued in reinvestment of distributions	2,468	63,526
Series shares repurchased	(22,248)	(613,809)

Net increase (decrease) in shares outstanding	(19,161)	$(532,985)

Year ended December 31, 2007:
Series shares sold	2,870	$85,699
Series shares issued in reinvestment of distributions	322	9,549
Series shares repurchased	(29,757)	(885,730)

Net increase (decrease) in shares outstanding	(26,565)	$(790,482)

Jennison Portfolio:
Class I
Six months ended June 30, 2008:
Series shares sold	1,373,279	$29,345,998
Series shares issued in reinvestment of distributions	390,007	8,646,458
Series shares repurchased	(7,081,903)	(153,293,255)

Net increase (decrease) in shares outstanding	(5,318,617)	$(115,300,799)

Year ended December 31, 2007:
Series shares sold	3,875,996	$87,806,461
Series shares issued in reinvestment of distributions	259,312	6,070,485
Series shares repurchased	(13,447,590)	(300,176,044)

Net increase (decrease) in shares outstanding	(9,312,282)	$(206,299,098)

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Class II
Six months ended June 30, 2008:
Series shares sold	60,841	$1,292,222
Series shares issued in reinvestment of distributions	528	11,569
Series shares repurchased	(123,535)	(2,646,381)

Net increase (decrease) in shares outstanding	(62,166)	$(1,342,590)

Year ended December 31, 2007:
Series shares sold	157,366	$3,468,229
Series shares repurchased	(155,537)	(3,412,828)

Net increase (decrease) in shares outstanding	1,829	$55,401

Natural Resources Portfolio:
Class I
Six months ended June 30, 2008:
Series shares sold	772,635	$46,391,330
Series shares issued in reinvestment of distributions	3,318,625	195,367,433
Series shares repurchased	(1,959,083)	(116,297,567)

Net increase (decrease) in shares outstanding	2,132,177	$125,461,196

Year ended December 31, 2007:
Series shares sold	1,540,804	$90,988,390
Series shares issued in reinvestment of distributions	5,021,348	269,445,554
Series shares repurchased	(3,014,255)	(159,841,129)

Net increase (decrease) in shares outstanding	3,547,897	$200,592,815

Class II
Six months ended June 30, 2008:
Series shares sold	569,391	$34,600,750
Series shares issued in reinvestment of distributions	137,692	8,068,760
Series shares repurchased	(183,349)	(10,458,997)

Net increase (decrease) in shares outstanding	523,734	$32,210,513

Year ended December 31, 2007:
Series shares sold	545,786	$30,006,805
Series shares issued in reinvestment of distributions	142,454	7,597,067
Series shares repurchased	(202,397)	(11,381,740)

Net increase (decrease) in shares outstanding	485,843	$26,222,132

Value Portfolio:
Class I
Six months ended June 30, 2008:
Series shares sold	452,740	$9,657,217
Series shares issued in reinvestment of distributions	17,981,434	331,218,021
Series shares repurchased	(5,534,461)	(119,268,304)

Net increase (decrease) in shares outstanding	12,899,713	$221,606,934

Year ended December 31, 2007:
Series shares sold	1,095,975	$29,415,525
Series shares issued in reinvestment of distributions	10,415,705	242,165,135
Series shares repurchased	(9,054,986)	(246,234,280)

Net increase (decrease) in shares outstanding	2,456,694	$25,346,380

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Class II	Shares	Amount
Six months ended June 30, 2008:
Series shares sold	2,583	$56,130
Series shares issued in reinvestment of distributions	26,744	495,826
Series shares repurchased	(11,049)	(225,208)

Net increase (decrease) in shares outstanding	18,278	$326,748

Year ended December 31, 2007:
Series shares sold	5,362	$150,641
Series shares issued in reinvestment of distributions	16,034	373,906
Series shares repurchased	(28,317)	(747,087)

Net increase (decrease) in shares outstanding	(6,921)	$(222,540)

Note 8:	Borrowings

The Portfolios (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The following Portfolios utilized the line of credit during the six months ended June 30, 2008. The average balance outstanding is for the number of days the Portfolio had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Amount Outstanding at June 30, 2008
Global Portfolio	$3,257,000	1	2.36%	$3,257,000
Jennison Portfolio	3,070,143	7	2.77	—
Natural Resources Portfolio	3,114,667	9	4.28	—
Small Capitalization Stock Portfolio	1,211,000	9	3.41	—
Value Portfolio	1,353,000	3	2.66	—

The amount of interest on temporary overdrawn balances paid to the custodian during the six-months ended June 30, 2008 was as follows:

Portfolio	Approximate Average Balance Outstanding	Weighted Average Interest Rates
Conservative Balanced Portfolio	$3,038,148	4.68%
Diversified Bond Portfolio	3,968,120	4.88
Flexible Managed Portfolio	6,057,291	4.74
Global Portfolio	1,159,031	4.73
Government Income Portfolio	12,435,437	4.93
High Yield Bond Portfolio	928,725	4.15
Jennison Portfolio	1,516,094	4.67
Value Portfolio	1,736,123	5.08

Note 9:	Ownership and Affiliates

As of June 30, 2008, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative

B11

disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(c)	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.69		$16.21	$15.09	$15.10	$14.34	$12.43

Income (Loss) From Investment Operations:
Net investment income	.26		.50	.48	.38	.34	.28
Net realized and unrealized gain (loss) on investments	(1.36)		.49	1.06	.11	.78	1.99

Total from investment operations	(1.10)		.99	1.54	.49	1.12	2.27

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.35)	(.28)	(.36)
Distributions from net realized gains	—		—	—	(.15)	(.08)	—
Distributions	(.52)		(.51)	(.42)	—	—	—

Total dividends and distributions	(.52)		(.51)	(.42)	(.50)	(.36)	(.36)

Net Asset Value, end of period	$15.07		$16.69	$16.21	$15.09	$15.10	$14.34

Total Return(a)	(6.67)%		6.12%	10.44%	3.43%	8.04%	18.77%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,440.8		$2,721.9	$2,770.6	$2,749.8	$2,893.6	$2,895.0
Ratios to average net assets(b):
Expenses	.59	%(d)	.59%	.57%	.58%	.59%	.58%
Net investment income	3.06	%(d)	2.95%	2.97%	2.45%	2.27%	2.02%
Portfolio turnover rate	190	%(e)	178%	114%	110%	153%	248%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	Diversified Bond Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.90		$10.85	$10.96	$11.28	$11.17	$10.82

Income From Investment Operations:
Net investment income	.28		.58	.57	.55	.52	.45
Net realized and unrealized gain (loss) on investments	(.24)		.02	(.05)	(.20)	.09	.35

Total from investment operations	.04		.60	.52	.35	.61	.80

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.59)	(.50)	(.45)
Distributions from net realized gains	—		—	—	(.08)	—	—
Distributions	(.38)		(.55)	(.63)	—	—	—

Total dividends and distributions	(.38)		(.55)	(.63)	(.67)	(.50)	(.45)

Net Asset Value, end of period	$10.56		$10.90	$10.85	$10.96	$11.28	$11.17

Total Return(a)	.44%		5.71%	4.98%	3.28%	5.59%	7.49%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,183.6		$1,218.3	$1,150.4	$1,230.6	$1,283.7	$1,418.0
Ratios to average net assets(b):
Expenses	.44	%(c)	.44%	.45%	.45%	.45%	.44%
Net investment income	5.09	%(c)	5.39%	5.18%	4.81%	4.57%	4.02%
Portfolio turnover rate	424	%(d)	476%	393%	278%	382%	706%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2008(e)		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$29.67		$27.45	$24.64	$22.31	$20.55	$15.75

Income From Investment Operations:
Net investment income	.16		.35	.30	.24	.28	.17
Net realized and unrealized gain on investments	(2.42)		2.21	2.80	2.32	1.75	4.81

Total from investment operations	(2.26)		2.56	3.10	2.56	2.03	4.98

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.23)	(.27)	(.18)
Distributions	(3.04)		(.34)	(.29)	—	—	—

Total dividends and distributions	(3.04)		(.34)	(.29)	(.23)	(.27)	(.18)

Net Asset Value, end of period	$24.37		$29.67	$27.45	$24.64	$22.31	$20.55

Total Return(a)	(8.10)%		9.32%	12.57%	11.47%	9.93%	31.65%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,903.7		$4,423.9	$4,402.7	$4,283.9	$4,135.7	$4,012.3
Ratios to average net assets(b):
Expenses	.48	%(d)	.47%	.47%	.47%	.48%	.49%
Net investment income	1.14	%(d)	1.16%	1.10%	1.01%	1.29%	.96%
Portfolio turnover rate	32	%(c)	57%	60%	77%	50%	54%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Calculation based on average shares outstanding during the period.

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2008(e)		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$29.81		$27.52	$24.69	$22.34	$20.58	$15.76

Income From Investment Operations:
Net investment income	.10		.28	.19	.12	.20	.08
Net realized and unrealized gain on investments	(2.47)		2.20	2.80	2.35	1.74	4.83

Total from investment operations	(2.37)		2.48	2.99	2.47	1.94	4.91

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.12)	(.18)	(.09)
Distributions	(2.92)		(.19)	(.16)	—	—	—

Total dividends and distributions	(2.92)		(.19)	(.16)	(.12)	(.18)	(.09)

Net Asset Value, end of period	$24.52		$29.81	$27.52	$24.69	$22.34	$20.58

Total Return(a)	(8.31)%		8.91%	12.13%	11.04%	9.51%	31.11%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.6		$1.3	$1.9	$2.1	$1.1	$0.8
Ratios to average net assets(b):
Expenses	.88	%(d)	.87%	.87%	.87%	.88%	.89%
Net investment income	.72	%(d)	.74%	.71%	.64%	.91%	.54%
Portfolio turnover rate	32	%(c)	57%	60%	77%	50%	54%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

(e)	Calculation based on average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005(c)	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.30		$18.36	$16.92	$16.58	$15.19	$12.55

Income (Loss) From Investment Operations:
Net investment income	.23		.50	.44	.32	.29	.22
Net realized and unrealized gain (loss) on investments	(1.59)		.65	1.59	.34	1.32	2.70

Total from investment operations	(1.36)		1.15	2.03	.66	1.61	2.92

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.32)	(.22)	(.28)
Distributions	(1.79)		(1.21)	(.59)	—	—	—

Total dividends and distributions	(1.79)		(1.21)	(.59)	(.32)	(.22)	(.28)

Net Asset Value, end of period	$15.15		$18.30	$18.36	$16.92	$16.58	$15.19

Total Return(a)	(7.70)%		6.30%	12.17%	4.16%	10.74%	23.76%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,316.9		$3,716.3	$3,723.6	$3,543.9	$3,883.5	$3,693.6
Ratios to average net assets(b):
Expenses	.63	%(d)	.63%	.62%	.63%	.62%	.62%
Net investment income	2.72	%(d)	2.53%	2.48%	1.95%	1.83%	1.55%
Portfolio turnover rate	172	%(e)	212%	153%	126%	150%	204%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

	Global Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.62		$22.53	$18.96	$16.43	$15.14	$11.35

Income (Loss) From Investment Operations:
Net investment income	.26		.36	.26	.13	.11	.10
Net realized and unrealized gains (losses) on investments	(3.14)		2.00	3.44	2.50	1.33	3.74

Total from investment operations	(2.88)		2.36	3.70	2.63	1.44	3.84

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.10)	(.15)	(.05)
Distributions	(1.57)		(.27)	(.13)	—	—	—

	(1.57)		(.27)	(.13)	(.10)	(.15)	(.05)

Net Asset Value, end of period	$20.17		$24.62	$22.53	$18.96	$16.43	$15.14

Total Return(a)	(11.96)%		10.48%	19.65%	16.06%	9.59%	34.07%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$828.5		$985.0	$932.9	$814.1	$691.1	$665.6
Ratios to average net assets(b):
Expenses	.83	%(c)	.81%	.84%	.82%	.84%	.87%
Net investment income	2.32	%(c)	1.43%	1.24%	.77%	.67%	.78%
Portfolio turnover rate	28	%(d)	48%	50%	155%	128%	88%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.38		$11.26	$11.40	$11.65	$11.92	$12.50

Income From Investment Operations:
Net investment income	.23		.53	.54	.49	.49	.46
Net realized and unrealized gain (loss) on investments	(.13)		.10	(.13)	(.20)	(.13)	(.15)

Total from investment operations	.10		.63	.41	.29	.36	.31

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.54)	(.44)	(.46)
Distributions from net realized gains	—		—	—	—	(.19)	(.43)
Distributions	(.24)		(.51)	(.55)	—	—	—

Total dividends and distributions	(.24)		(.51)	(.55)	(.54)	(.63)	(.89)

Net Asset Value, end of period	$11.24		$11.38	$11.26	$11.40	$11.65	$11.92

Total Return(a)	.92%		5.70%	3.74%	2.51%	3.12%	2.46%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$341.3		$340.3	$354.3	$378.2	$420.2	$461.5
Ratios to average net assets(b):
Expenses	.55	%(c)	.52%	.50%	.47%	.47%	.46%
Net investment income	4.13	%(c)	4.62%	4.75%	4.16%	4.07%	3.76%
Portfolio turnover rate	1752	%(d)	2377%	734%	507%	617%	695%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

	High Yield Bond Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.09		$5.33	$5.23	$5.42	$5.29	$4.59

Income From Investment Operations:
Net investment income	.20		.40	.39	.38	.39	.41
Net realized and unrealized gain (loss) on investments	(.22)		(.26)	.13	(.20)	.13	.71

Total from investment operations	(.02)		.14	.52	.18	.52	1.12

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.37)	(.39)	(.42)
Distributions	(.21)		(.38)	(.42)	—	—	—

Total dividends and distributions	(.21)		(.38)	(.42)	(.37)	(.39)	(.42)

Net Asset Value, end of period	$4.86		$5.09	$5.33	$5.23	$5.42	$5.29

Total Return(a):	(.46)%		2.62%	10.25%	3.41%	10.30%	25.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,627.2		$1,674.0	$1,721.1	$1,635.7	$1,595.7	$1,466.7
Ratios to average net assets(b):
Expenses	.58	%(c)	.58%	.58%	.58%	.59%	.60%
Net investment income	8.21	%(c)	7.49%	7.39%	7.14%	7.42%	8.11%
Portfolio turnover rate	32	%(d)	58%	49%	56%	65%	93%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	Jennison Portfolio
	Class I
	Six Months Ended June 30, 2008(c)		Year Ended December 31,
			2007	2006(c)	2005(c)	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.53		$21.07	$20.76	$18.14	$16.62	$12.79

Income (Loss) From Investment Operations:
Net investment income	.06		.10	.06	.02	.08	.04
Net realized and unrealized gain (loss) on investments	(2.19)		2.43	.31	2.62	1.52	3.83

Total from investment operations	(2.13)		2.53	.37	2.64	1.60	3.87

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.02)	(.08)	(.04)
Distributions	(.10)		(.07)	(.06)	—	—	—

Total dividends and distributions	(.10)		(.07)	(.06)	(.02)	(.08)	(.04)

Net Asset Value, end of period	$21.30		$23.53	$21.07	$20.76	$18.14	$16.62

Total Return(a)	(9.06)%		12.00%	1.79%	14.55%	9.63%	30.25%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,788.2		$2,100.5	$2,077.3	$2,297.0	$2,044.1	$1,772.4
Ratios to average net assets(b):
Expenses	.63	%(d)	.62%	.63%	.63%	.64%	.64%
Net investment income	.57	%(d)	.42%	.29%	.10%	.50%	.28%
Portfolio turnover rate	39	%(e)	69%	67%	57%	74%	69%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	Jennison Portfolio
	Class II
	Six Months Ended June 30, 2008(d)		Year Ended December 31,
			2007	2006(d)	2005(d)	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.17		$20.77	$20.49	$17.97	$16.46	$12.70

Income (Loss) From Investment Operations:
Net investment income (loss)	0.02		— (c)	(.02)	(.05)	.02	(.01)
Net realized and unrealized gain (loss) on investments	(2.16)		2.40	.30	2.57	1.50	3.77

Total from investment operations	(2.14)		2.40	.28	2.52	1.52	3.76

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	—	(.01)	—
Distributions	(.01)		—	—	—	—	—

Total dividends and distributions	(.01)		—	—	—	(.01)	—

Net Asset Value, end of period	$21.02		$23.17	$20.77	$20.49	$17.97	$16.46

Total Return(a)	(9.27)%		11.56%	1.37%	14.02%	9.22%	29.61%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$18.6		$21.9	$19.6	$18.2	$84.9	$74.3
Ratios to average net assets(b):
Expenses	1.03	%(e)	1.02%	1.03%	1.03%	1.04%	1.04%
Net investment income (loss)	.17	%(e)	.02%	(.12)%	(.27)%	.11%	(.13)%
Portfolio turnover rate	39	%(f)	69%	67%	57%	74%	69%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Less than $.005 per share.

(d)	Calculated based upon average shares outstanding during the period.

(e)	Annualized.

(f)	Not Annualized.

	Money Market Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance :
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Income From Investment Operations:
Net investment income and realized gains	.15		.49	.46	.28	.10	.08
Dividends and distributions	—		—	—	(.28)	(.10)	(.08)
Distributions	(.15)		(.49)	(.46)	—	—	—

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total Return(a)	1.53%		5.06%	4.74%	2.85%	1.01%	.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,337.9		$1,289.9	$1,060.5	$851.9	$885.4	$933.7
Ratios to average net assets:
Expenses	.43	%(b)	.43%	.43%	.45%	.45%	.44%
Net investment income	3.04	%(b)	4.94%	4.68%	2.86%	1.01%	.84%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absense of voluntary fee waivers and /or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	Natural Resources Portfolio
	Class I
	Six Months Ended June 30, 2008(a)		Year Ended December 31,
			2007(a)	2006(a)	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$56.28		$45.67	$45.46	$31.88	$27.49	$22.35

Income From Investment Operations:
Net investment income	.10		.43	.35	.33	.19	.25
Net realized and unrealized gain on investments	11.33		21.09	8.65	16.27	6.28	7.38

Total from investment operations	11.43		21.52	9.00	16.60	6.47	7.63

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	— (c)	(1.00)	(.98)
Distributions from net realized gains	—		—	—	(3.02)	(1.08)	(1.51)
Distributions	(6.83)		(10.91)	(8.79)	—	—	—

Total dividends and distributions	(6.83)		(10.91)	(8.79)	(3.02)	(2.08)	(2.49)

Net Asset Value, end of period	$60.88		$56.28	$45.67	$45.46	$31.88	$27.49

Total Return(d)	20.73%		48.30%	22.20%	55.91%	25.17%	39.00%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,936.0		$1,669.9	$1,193.0	$1,016.3	$622.6	$498.7
Ratios to average net assets(b):
Expenses	.48	%(e)	.48%	.49%	.49%	.51%	.51%
Net investment income	.35	%(e)	.80%	.78%	.66%	.49%	.80%
Portfolio turnover rate	17	%(f)	39%	58%	59%	24%	24%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Amount is less than $0.01 per share.

(d)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown, Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accoutning principles. Total returns for periods of less than one full year are not annualized.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	Natural Resources Portfolio
	Class II
	Six Months Ended June 30, 2008(a)		Year Ended		April 28, 2005(c) through December 31, 2005
			December 31, 2007(a)	December 31, 2006(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$55.92		$45.55	$45.32	$30.10

Income From Investment Operations:
Net investment income (loss)	(.02)		.28	.18	.05
Net realized and unrealized gain on investments	11.25		20.92	8.64	15.17

Total from investment operations	11.23		21.20	8.82	15.22

Less Distributions:
Distributions	(6.57)		(10.83)	(8.59)	—

Total dividends and distributions	(6.57)		(10.83)	(8.59)	—

Net Asset Value, end of period	$60.58		$55.92	$45.55	$45.32

Total Return(d)	20.48%		47.70%	21.72%	50.56	%(f)
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$83.6		$47.9	$16.9	$5.1
Ratios to average net assets(b):
Expenses	.88	%(e)	.88%	.89%	.89	%(e)
Net investment income (loss)	(.06	)%(e)	.51%	.40%	.33	%(e)
Portfolio turnover rate	17	%(f)	39%	58%	59	%(f)

(a)	Calculated based upon average shares outstanding during the period.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Commencement of offering of Class II shares.

(d)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown, Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.31		$23.29	$21.38	$21.33	$17.64	$12.91

Income (Loss) From Investment Operations:
Net investment income	.14		.21	.14	.13	.12	.07
Net realized and unrealized gain (loss) on investments	(1.47)		(.36)	2.95	1.30	3.75	4.82

Total from investment operations	(1.33)		(.15)	3.09	1.43	3.87	4.89

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.13)	(.11)	(.07)
Distributions from net realized gains	—		—	—	(1.25)	(.07)	(.09)
Distributions	(3.11)		(1.83)	(1.18)	—	—	—

Total dividends and distributions	(3.11)		(1.83)	(1.18)	(1.38)	(.18)	(.16)

Net Asset Value, end of period	$16.87		$21.31	$23.29	$21.38	$21.33	$17.64

Total Return(a)	(7.08)%		(.53)%	14.67%	7.26%	22.04%	38.27%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$613.9		$699.6	$777.1	$738.3	$743.2	$619.9
Ratios to average net assets(b):
Expenses	.46	%(c)	.46%	.45%	.46%	.47%	.48%
Net investment income	1.29	%(c)	.86%	.59%	.62%	.62%	.47%
Portfolio turnover rate	10	%(d)	16%	12%	16%	18%	15%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized

(d)	Not annualized.

	Stock Index Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$36.84		$35.64	$31.41	$31.29	$29.29	$24.09

Income (Loss) From Investment Operations:
Net investment income	.33		.68	.56	.48	.50	.36
Net realized and unrealized gain (loss) on investments	(4.70)		1.14	4.31	.88	2.50	6.14

Total from investment operations	(4.37)		1.82	4.87	1.36	3.00	6.50

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.47)	(.49)	(.37)
Distributions from net realized gains	—		—	—	(.77)	(.51)	(.93)
Distributions	(.70)		(.62)	(.64)	—	—	—

Total dividends and distributions	(.70)		(.62)	(.64)	(1.24)	(1.00)	(1.30)

Net Asset Value, end of period	$31.77		$36.84	$35.64	$31.41	$31.29	$29.29

Total Return(a)	(11.98)%		5.10%	15.54%	4.54%	10.45%	28.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,632.4		$3,122.4	$3,306.4	$3,212.7	$3,094.7	$2,940.9
Ratios to average net assets(b):
Expenses	.37	%(c)	.37%	.37%	.38%	.38%	.37%
Net investment income	1.83	%(c)	1.73%	1.61%	1.52%	1.64%	1.42%
Portfolio turnover rate	1	%(d)	3%	3%	7%	3%	2%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

	Value Portfolio
	Class I
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.44		$26.21	$22.95	$19.93	$17.36	$13.75

Income (Loss) From Investment Operations:
Net investment income	.20		.39	.36	.29	.28	.23
Net realized and unrealized gain (loss) on investments	(1.69)		.42	4.11	3.03	2.55	3.62

Total from investment operations	(1.49)		.81	4.47	3.32	2.83	3.85

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.30)	(.26)	(.24)
Distributions	(4.52)		(3.58)	(1.21)	—	—	—
Tax return of capital distributions	—		—	—	—	—	— (c)

Total dividends and distributions	(4.52)		(3.58)	(1.21)	(.30)	(.26)	(.24)

Net Asset Value, end of period	$17.43		$23.44	$26.21	$22.95	$19.93	$17.36

Total Return(a)	(7.38)%		3.19%	19.94%	16.66%	16.31%	28.07%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,582.0		$1,824.9	$1,975.7	$1,750.1	$1,595.6	$1,456.1
Ratios to average net assets(b):
Expenses	.43	%(d)	.43%	.43%	.43%	.44%	.44%
Net investment income	1.50	%(d)	1.35%	1.45%	1.35%	1.48%	1.49%
Portfolio turnover rate	31	%(e)	52%	49%	56%	52%	72%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Less than $.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(Unaudited)

	Value Portfolio
	Class II
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.51		$26.26	$22.98	$19.94	$17.37	$13.75

Income (Loss) From Investment Operations:
Net investment income	.14		.29	.27	.21	.20	.16
Net realized and unrealized gain (loss) on investments	(1.68)		.42	4.11	3.01	2.55	3.62

Total from investment operations	(1.54)		.71	4.38	3.22	2.75	3.78

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.18)	(.18)	(.16)
Distributions	(4.43)		(3.46)	(1.10)	—	—	—
Tax return of capital distributions	—		—	—	—	—	— (c)

Total dividends and distributions	(4.43)		(3.46)	(1.10)	(.18)	(.18)	(.16)

Net Asset Value, end of period	$17.54		$23.51	$26.26	$22.98	$19.94	$17.37

Total Return(a)	(7.56)%		2.82%	19.43%	16.21%	15.83%	27.63%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.4		$2.7	$3.2	$3.1	$3.0	$2.9
Ratios to average net assets(b):
Expenses	.83	%(e)	.83%	.83%	.83%	.84%	.84%
Net investment income	1.11	%(e)	.93%	1.04%	.95%	1.08%	1.10%
Portfolio turnover rate	31	%(f)	52%	49%	56%	52%	72%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Less than $.005 per share.

(d)	Calculated based upon weighted average shares outstanding during the year.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Supplemental Proxy Information (Unaudited)

A Special Meeting of Shareholders of the indicated Portfolios of The Prudential Series Fund was held on June 23, 2008. At the Meeting held on June 23, 2008, Shareholders approved the following proposal:

To approve a subadvisory agreement between Prudential Investments LLC and Quantitative Management Associates LLC, Prudential Investment Management, Inc. and Jennison Associates LLC.

The result of the proxy solicitation on the preceding matter was as follows:

Diversified Conservative Growth Portfolio:

Affirmative:	18,900,932.737
Against:	670,976.843
Abstain:	1,174,483.696

Global Portfolio:

Affirmative:	66,591,238.359
Against:	3,124,388.715
Abstain:	3,680,048.764

SP Aggressive Growth Asset Allocation Portfolio:

Affirmative:	33,015,430.216
Against:	1,010,545.712
Abstain:	2,718,668.684

SP Growth Asset Allocation Portfolio:

Affirmative:	191,735,453.228
Against:	7,586,911.774
Abstain:	9,654,737.148

SP Balanced Asset Allocation Portfolio:

Affirmative:	205,082,987.143
Against:	7,082,612.219
Abstain:	13,084,664.818

SP Conservative Asset Allocation Portfolio:

Affirmative:	89,761,468.892
Against:	3,313,908.577
Abstain:	7,118,447.457

The Prudential Series Fund

Approval of Advisory Agreements

Introduction

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) oversees the management of each of the Trust’s Portfolios (the “Portfolios”), and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). The Board is also responsible for the consideration and approval of any new advisory agreements.

As is further explained and discussed below, at meetings of the Board held on June 9-11, 2008, the Board approved the renewal of the Trust’s existing management and subadvisory agreements. In addition, at the same meetings, the Board approved a new subadvisory agreement with respect to the Trust’s Global Portfolio.

I. Renewal of Existing Management & Subadvisory Agreements

The Board, including all of the Independent Trustees, met on June 9-11, 2008 and approved the renewal of the management agreement and the existing subadvisory agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of each Portfolio and its shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with the consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with their deliberations, the Board considered information provided at or in advance of the June 2008 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison) and Quantitative Management Associates LLC (“QMA”) each of which serve as subadvisers to the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that, with the exception of the Stock Index Portfolio, the management fee schedule for the Portfolios generally does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for one-, three-, five- and ten-year periods (as applicable) ending December 31, 2007.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2007. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios to adjust expense ratios for selected Portfolios.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe (for periods ended December 31, 2007), actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Third Quartile	Fourth Quartile

Actual Management Fees: Third Quartile

Net Total Expenses: Second Quartile

•

Although the Portfolio ranked in the third quartile over the three- and five-year periods, and in the fourth quartile over the ten-year period, the Board noted that the Portfolio ranked in the second quartile over the one-year period, and that the Portfolio performed in-line with its benchmark index over the one-year period.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Diversified Bond Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	First Quartile	Third Quartile

Actual Management Fees: First Quartile

Net Total Expenses: First Quartile

•

Although the Portfolio ranked in the third quartile over the one-year period, the Board noted that longer-term performance had been strong. The Board also noted that the Portfolio outperformed its benchmark index over the three- and five-year periods.

•	The Board concluded that in light of the Portfolio’s competitive performance over longer time periods, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Equity Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	Second Quartile

Actual Management Fees: First Quartile

Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed against its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Flexible Managed Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	First Quartile	Fourth Quartile

Actual Management Fees: Third Quartile

Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Global Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	Second Quartile	Third Quartile

Actual Management Fees: Second Quartile

Net Total Expenses: Second Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Government Income Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	Fourth Quartile	Third Quartile	Second Quartile

Actual Management Fees: First Quartile

Net Total Expenses: First Quartile

•

The Board noted PI’s explanation that the Portfolio’s underperformance compared to the Peer Universe over the one-, three- and five- year periods was largely attributable to the Portfolio’s exposure to subprime mortgage securities during 2007, and considered PI’s opinion that a market rebound could be expected.

•

The Board concluded that it was reasonable continue to evaluate performance and to renew the agreements. The Board noted that PI monitors performance of the subadvisers, reports quarterly to the Board, and recommends subadviser changes when PI determines it is in the best interest of shareholders to do so.

•	The Board accepted PI’s recommendation to continue the existing voluntary cap on net total Portfolio expenses of 0.75%.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

High Yield Bond Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Second Quartile	Third Quartile

Actual Management Fees: Second Quartile

Net Total Expenses: Second Quartile

•

Although the Portfolio ranked in the third quartile over the one- and three-year periods, the Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods, and was in-line with its benchmark index over the five-year period.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subdvisory fees are reasonable in light of the services provided.

Jennison Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Third Quartile	Second Quartile	Second Quartile

Actual Management Fees: Second Quartile

Net Total Expenses: First Quartile

•

Although the Portfolio ranked in the third quartile over the one- and three- year periods, the Board noted that the Portfolio’s long-term performance was competitive, with five- and ten-year performance both ranked in the second quartile. The Board also noted that the Portfolio outperformed its benchmark index over the one-, three-and five-year periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subdvisory fees are reasonable in light of the services provided.

Money Market Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile

Actual Management Fees: Third Quartile

Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio ranked in the first quartile over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Natural Resources Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	First Quartile

Actual Management Fee: First Quartile

Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Small Capitalization Stock Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Third Quartile	Third Quartile

Actual Management Fees: Third Quartile

Net Total Expenses: Third Quartile

•

Although the Portfolio ranked in the third quartile over five- and ten-year periods, the Board noted that the Portfolio’s more recent performance had improved, with the Portfolio ranked in the second quartile over one- and three- year periods. The Board also noted that the Portfolio had performed in-line with its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Stock Index Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Fourth Quartile	First Quartile	Second Quartile	First Quartile

Actual Management Fees: Fourth Quartile

Net Total Expenses: Fourth Quartile

•

Although the Portfolio ranked in the fourth quartile over the one-year period, the Board noted that the Portfolio’s long-term performance was competitive. The Board also noted that the Portfolio’s performance over the one-, three- and five-year periods closely tracked the benchmark index, which was consistent with the Portfolio’s operation as an index fund.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board determined to continue the existing voluntary cap on net total Portfolio expenses of 0.75%.

•

Although the Portfolio’s net total expenses ranked in the fourth quartile, the Board noted that PI had supplied information indicating that the Portfolio’s expenses were only 0.02% higher than the third quartile ranking.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Value Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	Second Quartile

Actual Management Fees: First Quartile

Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three- and five-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 0.75%, noting that the Portfolio’s expenses were significantly below the cap.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

II. Approval of New Subadvisory Agreement

At the meetings of the Board held on June 9-11, 2008, the Board approved a new subadvisory agreement (the “Subadvisory Agreement”) between PI and each of QMA, Jennison and PIM (jointly referred to as the “Subadvisers”), with respect to the Global Portfolio.

In advance of the meetings on June 9-11, 2008, at a telephonic meeting of the Board on April 21, 2008 at which a majority of the Trustees were in attendance (including a majority of the Independent Trustees), and subject to in-person approval by a majority of the Independent Trustees at the June 9-10 2008 meetings, the Board considered whether the approval of the Subadvisory Agreement with the Subadvisers was in the best interests of the Portfolios and their shareholders. Before approving the Subadvisory Agreement, the Trustees received a formal presentation from PI, reviewed materials regarding the organizational structure of QMA Jennison and PIM, and reviewed materials regarding the investment performance and portfolio management team of QMA.

In making the determination to propose the addition of the Subadvisers, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the following information and reached the following conclusions.

The Board considered that PI initially intends to delegate to QMA the responsibility for (among other things) establishing the allocation of the Portfolio’s assets across different types and amounts of underlying portfolios, and reviewing and adjusting these allocations from time to time in its discretion. The Board also considered that PI will seek Board approval before it delegates any advisory responsibilities to Jennison or PIM under the Subadvisory Agreement. The Subadvisory Agreement was approved by shareholders on June 23, 2008.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services that would be provided to the Portfolio by QMA under the Subadvisory Agreement, noting that QMA will be required to comply with all policies and applicable rules and regulations for the Portfolio. The Board also received and considered information regarding the nature and extent of services currently being provided by QMA to other mutual funds under existing subadvisory agreements and those that would be provided to the Portfolio by QMA under the Subadvisory Agreement.

With respect to the quality of services, the Board considered, among other things, the background and experience of QMA’s senior management and the expertise of, and amount of attention expected to be given to the Portfolio by QMA’s portfolio management team. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Portfolio. The Board was also provided with information pertaining to QMA’s organizational structure, senior management, investment operations and other relevant information pertaining to QMA. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to QMA, summarizing his level of comfort from a compliance perspective with respect to PI’s recommendation to hire QMA.

The Board concluded that there was a reasonable basis on which to conclude that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Portfolio by QMA.

The Board also considered that Jennison and PIM already serve as subadvisers to other Portfolios of the Trust. The Board also considered that PI will seek Board approval prior to delegating any additional advisory responsibilities to Jennison or PIM under the proposed agreement and the fact that the Board will have the opportunity at that time to review the exact nature, quality and extent of services to be provided under the proposed delegation.

Investment Subadvisory Fee Rates

The Board considered that the proposed subadvisory fee rate payable by PI to the subadvisers under the Subadvisory Agreement is comparable to or lower than the fee payable to the subadvisers under the existing subadvisory agreements for mutual funds with investment objectives similar to the Portfolios. The Board noted, however that the Subadvisory Agreement, if approved by shareholders, would not change the overall advisory fee paid by a Portfolio to PI. Therefore, the proposal will not affect the fees borne by shareholders.

Profitability

Because the engagement of the Subadvisers for any additional services to the Portfolio is new, there is no historical profitability with regard to its arrangements with the Portfolio. As a result, this factor was not considered by the Board. The Board noted that it will consider profitability as part of any future annual review of the Subadvisory Agreement.

Economies of Scale

The Board considered the potential for the Subadvisers to experience economies of scale as each Portfolio grows in size. The Board noted that it will consider economies of scale as part of any future annual review of the Subadvisory Agreement.

Other Benefits to Subadvisers

The Board considered potential ancillary benefits anticipated to be received by the Subadvisers and their affiliates as a result of their relationship with the Portfolio. The Board concluded that the potential benefits to be derived by the Subadvisers included potential access to additional research resources, larger assets under management and benefits to their reputations, which were consistent with the types of benefits generally derived by subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Trustees and the presentations made by PI and QMA at the meeting, the Board concluded that approving the Subadvisory Agreement with the Subadvisers was in the best interests of the Portfolio and its shareholders.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The 2007 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call 888-778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

PRST STD POSTAGES & FEES PAID VON HOFFMANN CORPORATION

IFS-A105620    PSF-SAR-A    Ed.08/2008

SEMIANNUAL REPORT	June 30, 2008

The Prudential Series Fund

■	SP Aggressive Growth Asset Allocation Portfolio

■	SP Balanced Asset Allocation Portfolio

■	SP Conservative Asset Allocation Portfolio

■	SP Davis Value Portfolio

■	SP Growth Asset Allocation Portfolio

■	SP International Growth Portfolio

■	SP International Value Portfolio

■	SP Mid Cap Growth Portfolio

■	SP PIMCO High Yield Portfolio

■	SP PIMCO Total Return Portfolio

■	SP Prudential U.S. Emerging Growth Portfolio

■	SP Small Cap Value Portfolio

■	SP Strategic Partners Focused Growth Portfolio

Please note inside is a prospectus supplement dated August 22, 2008. This document is separate from and not a part of the semiannual report.

IFS-A105621

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses of the portfolios and the contract and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your contract’s insurance protection.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-ends on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 888-778-2888.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund	Semiannual Report	June 30, 2008

■	LETTER TO CONTRACT OWNERS

■	PORTFOLIO COMPOSITION

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2008

■	DEAR CONTRACT OWNER

A primary goal at Prudential is to help ensure our clients’ ongoing financial security. The Prudential Series Fund semiannual report provides insight to our progress and information on how we accomplish this goal throughout the year.

As always, we want to remind you of the benefits of diversifying your investment portfolio. Especially now, as we experience a new level of market instability, diversification is a critical factor in protecting your investments. Diversification is the best way to balance risk and return, thereby helping to protect your funds when asset classes fluctuate. This method of investing can also help you achieve your long-term financial goals. Please keep in mind that diversification does not assure a profit or protect against loss in declining markets.

The first step in creating a diversified investment portfolio is to contact your financial professional. He or she will help you develop a comprehensive mix of assets that will be evaluated periodically over time with a focus on your financial objectives.

Thank you for selecting Prudential for your financial needs. We value your business and appreciate your trust as we help you prepare for the future.

Sincerely,

David R. Odenath, Jr.

President,

The Prudential Series Fund	July 31, 2008

PRESIDENT

DAVID R. ODENATH, JR.

Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2008

SP Aggressive Growth Asset Allocation		SP Balanced Asset Allocation		SP Conservative Asset Allocation
Five Largest Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Advanced Series Trust-Large- Cap Value Portfolio	30.2%	PSF-SP PIMCO Total Return Portfolio	30.1%	PF-SP PIMCO Total Return Portfolio	44.7%
PSF-Jennison Portfolio (Class I)	20.5%	Advanced Series Trust-Large- Cap Value Portfolio	19.2%	Advanced Series Trust-Large- Cap Value Portfolio	12.9%
Advanced Series Trust-Marsico Capital Growth Portfolio	20.3%	PSF-Jennison Portfolio (Class I)	12.6%	Advanced Series Trust-Western Asset Core Plus Bond Portfolio	12.0%
PSF-SP International Growth Portfolio (Class I)	10.3%	Advanced Series Trust-Marsico Capital Growth Portfolio	12.6%	Advanced Series Trust-Marsico Capital Growth Portfolio	8.5%
PSF-SP International Value Portfolio	8.2%	Advanced Series Trust-Western Asset Core Plus Bond Portfolio	6.7%	PSF-Jennison Portfolio (Class I)	8.5%

SP Davis Value		SP Growth Asset Allocation		SP International Growth
Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)
Costco Wholesale Corp.	5.1%	Advanced Series Trust-Large- Cap Value Portfolio	25.1%	ABB Ltd.	3.1%
ConocoPhillips	4.6%	PSF-Jennison Portfolio (Class I)	16.8%	Nintendo Co. Ltd.	3.1%
Occidental Petroleum Corp.	4.1%	Advanced Series Trust-Marsico Capital Growth Portfolio	16.8%	BG Group PLC	2.8%
Berkshire Hathaway, Inc. (Class A Stock)	4.1%	PSF-SP PIMCO Total Return Portfolio	13.3%	Potash Corp. of Saskatchewan, Inc.	2.5%
Devon Energy Corp.	4.1%	PSF-SP International Growth Portfolio (Class I)	8.5%	Vodafone Group PLC	2.2%

SP International Value		SP Mid-Cap Growth		SP PIMCO High Yield
Five Largest Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Issues (% of Net Assets)
BASF SE	2.2%	Denbury Resources, Inc.	2.5%	Federal National Mortgage Assoc. 5.00%, TBA	4.4%
Teva Pharmaceutical Industries Ltd., ADR	2.2%	Activision, Inc.	2.4%	HCA, Inc., Sr. Sec’d. Notes 9.25%, 11/15/16	3.3%
Roche Holding AG	2.0%	Range Resources Corp.	2.2%	Federal National Mortgage Assoc. 5.50%, TBA	2.0%
Novo Nordisk SA (Class B Stock)	2.0%	National-Oilwell Varco, Inc.	1.7%	Energy Future Holdings Corp., Gtd. Notes, 144A 10.875%, 11/01/17	1.8%
Nintendo Co. Ltd.	2.0%	Fluor Corp.	1.7%	LVB Acquisition Merger Sub, Inc. Gtd. Notes, 144A 11.625%, 10/15/17	1.8%

SP PIMCO Total Return		SP Prudential U.S. Emerging Growth		SP Small Cap Value
Five Largest Issues (% of Net Assets)		Five Largest Holdings (% of Net Assets)		Five Largest Holdings (% of Net Assets)
Federal National Mortgage Assoc. 6.00%, TBA	23.3%	Southwestern Energy Co.	4.1%	Biomed Realty Trust, Inc.	1.2%
U.S. Treasury Bonds 4.375%, 02/15/38	16.9%	NII Holdings, Inc.	3.9%	Plantronics, Inc.	1.1%
U.S. Treasury Bonds 5.00%, 05/15/37	10.3%	Broadcom Corp. (Class A Stock)	2.3%	Lawson Software, Inc.	1.1%
Government National Mortgage Assoc. 6.00%, TBA	8.9%	Ametek, Inc.	2.2%	W-H Energy Services, Inc.	1.0%
Federal National Mortgage Assoc. 5.00%, 11/01/33	8.7%	ITT Corp.	2.2%	National-Oilwell Varco, Inc.	1.0%

SP Strategic Partners Focused Growth
Five Largest Holdings (% of Net Assets)
Apple, Inc.	7.1%
Google, Inc. (Class A Stock)	6.7%
Halliburton Co.	6.4%
Monsanto Co.	6.0%
Gilead Sciences, Inc.	4.9%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2008

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Six-Month period	Expenses Paid During the Six-Month Period
SP Aggressive Growth Asset Allocation (Class I)	Actual	$1,000.00	$879.20	0.75%	$3.50
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77
SP Balanced Asset Allocation (Class I)	Actual	$1,000.00	$924.70	0.72%	$3.45
	Hypothetical	$1,000.00	$1,021.28	0.72%	$3.62
SP Conservative Asset Allocation (Class I)	Actual	$1,000.00	$950.50	0.77%	$3.73
	Hypothetical	$1,000.00	$1,021.03	0.77%	$3.87
SP Davis Value (Class I)	Actual	$1,000.00	$888.40	0.81%	$3.80
	Hypothetical	$1,000.00	$1,020.84	0.81%	$4.07
SP Growth Asset Allocation (Class I)	Actual	$1,000.00	$898.70	0.71%	$3.35
	Hypothetical	$1,000.00	$1,021.33	0.71%	$3.57
SP International Growth (Class I)	Actual	$1,000.00	$881.70	0.97%	$4.54
	Hypothetical	$1,000.00	$1,020.04	0.97%	$4.87
SP International Growth (Class II)	Actual	$1,000.00	$878.60	1.37%	$6.40
	Hypothetical	$1,000.00	$1,018.05	1.37%	$6.87
SP International Value (Class I)	Actual	$1,000.00	$860.00	1.00%	$4.62
	Hypothetical	$1,000.00	$1,019.89	1.00%	$5.02
SP Mid Cap Growth (Class I)	Actual	$1,000.00	$894.20	0.88%	$4.14
	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42
SP PIMCO High Yield (Class I)	Actual	$1,000.00	$981.50	0.71%	$3.50
	Hypothetical	$1,000.00	$1,021.33	0.71%	$3.57
SP PIMCO Total Return (Class I)	Actual	$1,000.00	$1,002.30	0.66%	$3.29
	Hypothetical	$1,000.00	$1,021.58	0.66%	$3.32
SP Prudential US Emerging Growth (Class I)	Actual	$1,000.00	$959.40	0.67%	$3.26
	Hypothetical	$1,000.00	$1,021.53	0.67%	$3.37

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2008

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Six-Month period	Expenses Paid During the Six-Month Period
SP Prudential US Emerging Growth (Class II)	Actual	$1,000.00	$959.30	1.07%	$5.21
	Hypothetical	$1,000.00	$1,019.54	1.07%	$5.37
SP Small Cap Value (Class I)	Actual	$1,000.00	$917.20	0.99%	$4.72
	Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97
SP Strategic Partners Focused Growth (Class I)	Actual	$1,000.00	$936.70	1.17%	$5.63
	Hypothetical	$1,000.00	$1,019.05	1.17%	$5.87
SP Strategic Partners Focused Growth (Class II)	Actual	$1,000.00	$935.90	1.57%	$7.56
	Hypothetical	$1,000.00	$1,017.06	1.57%	$7.87

Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2008, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%	Shares	Value (Note 2)
Affiliated Mutual Funds
Advanced Series Trust — Global Real Estate Portfolio(a)	340,161	$2,935,586
Large-Cap Value Portfolio	3,552,859	52,049,387
Marsico Capital Growth Portfolio	1,792,493	34,953,610
Small-Cap Growth Portfolio(a)	201,970	3,304,230
The Prudential Series Fund — Jennison Portfolio (Class I)	1,654,944	35,250,318
Money Market Portfolio	200	2,001
Natural Resources Portfolio (Class I)	140,234	8,537,466
SP International Growth Portfolio (Class I)	2,892,958	17,704,904
SP International Value Portfolio	1,846,946	14,055,261
SP Small Cap Value Portfolio	263,330	2,641,201

TOTAL LONG-TERM INVESTMENTS (cost $169,039,514)		171,433,964

SHORT-TERM INVESTMENT — 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $878,659) (Note 4)	878,659	878,659

TOTAL INVESTMENTS — 100.0% (cost $169,918,173)(b)		172,312,623
OTHER ASSETS IN EXCESS OF LIABILITIES		15,045

NET ASSETS — 100.0%		$172,327,668

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$172,312,623	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$172,312,623	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Investment Type
Large/Mid-Cap Growth	40.7%
Large/Mid-Cap Value	30.2
International Growth	10.3
International Value	8.2
Sector	6.7
Small-Cap Growth	1.9
Small-Cap Value	1.5
Money Market	—	(c)

	99.5
Short-Term Investment	0.5
Other assets in excess of liabilities	—	(c)

	100.0%

(c)	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Affiliated investments, at value (cost $169,918,173)	$172,312,623
Cash	7,109
Receivable for Series shares sold	92,947
Dividends receivable	446
Prepaid expenses	341

Total Assets	172,413,466

LIABILITIES
Accrued expenses and other liabilities	49,659
Payable for Series shares repurchased	27,521
Management fee payable	7,318
Deferred trustees’ fees	790
Transfer agent fee payable	510

Total Liabilities	85,798

NET ASSETS	$172,327,668

Net assets were comprised of:
Paid-in capital	$158,565,926
Retained earnings	13,761,742

Net assets, June 30, 2008	$172,327,668

Net asset value and redemption price per share, $172,327,668 / 20,347,187 outstanding shares of beneficial interest	$8.47

STATEMENT OF OPERATIONS

(Unaudited)

For the Six Months Ended June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$1,795,488

EXPENSES
Management fee	45,846
Custodian’s fees and expenses	26,000
Shareholders’ reports	26,000
Audit fee	9,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Insurance expenses	2,000
Transfer agent’s fee and expenses (including affiliated expense of $1,500) (Note 4)	2,000
Miscellaneous	4,395

Total expenses	122,241

NET INVESTMENT INCOME	1,673,247

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized loss on investment transactions	(663,942)
Net capital gain distributions received	10,642,207

9,978,265

Net change in unrealized appreciation (depreciation) on investments	(35,997,807)

NET LOSS ON INVESTMENTS	(26,019,542)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,346,295)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,673,247	$1,717,713
Net realized gain on investment transactions	9,978,265	17,039,733
Net change in unrealized appreciation (depreciation) on investments	(35,997,807)	(738,074)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(24,346,295)	18,019,372

DISTRIBUTIONS:	(18,757,446)	(11,080,580)

SERIES SHARE TRANSACTIONS:
Series shares sold [628,665 and 1,251,048 shares, respectively]	6,157,885	13,719,809
Series shares issued in reinvestment of distributions [2,114,706 and 1,036,537 shares, respectively]	18,757,446	11,080,580
Series shares repurchased [1,500,589 and 2,543,081 shares, respectively]	(14,773,576)	(28,055,738)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	10,141,755	(3,255,349)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,961,986)	3,683,443
NET ASSETS:
Beginning of period	205,289,654	201,606,211

End of period	$172,327,668	$205,289,654

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS
Advanced Series Trust — Global Real Estate Portfolio(a)	1,300,000	$11,219,000
Large-Cap Value Portfolio	15,807,569	231,580,890
Marsico Capital Growth Portfolio	7,789,113	151,887,699
Small-Cap Growth Portfolio(a)	877,528	14,356,356
Western Asset Core Plus Bond Portfolio	7,942,512	80,616,500
The Prudential Series Fund — Jennison Portfolio (Class I)	7,165,793	152,631,400
Money Market Portfolio	3,518	35,183
Natural Resources Portfolio (Class I)	623,359	37,950,077
SP International Growth Portfolio (Class I)	12,581,184	76,996,849
SP International Value Portfolio	8,284,242	63,043,083
SP PIMCO High Yield Portfolio	663,627	6,158,460
SP PIMCO Total Return Portfolio	31,905,496	363,722,649
SP Small Cap Value Portfolio	1,162,500	11,659,874

TOTAL LONG-TERM INVESTMENTS (cost $1,180,818,957)		1,201,858,020

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $4,499,265) (Note 4)	4,499,265	4,499,265

TOTAL INVESTMENTS — 99.8% (cost $1,185,318,222)(b)		1,206,357,285
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,415,450

NET ASSETS — 100.0%		$1,208,772,735

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,206,357,285	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$1,206,357,285	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Investment Type
Core Bonds	36.7%
Large/Mid-Cap Growth	25.2
Large/Mid-Cap Value	19.1
International Growth	6.4
International Value	5.2
Sector	4.1
Small-Cap Growth	1.2
Small-Cap Value	1.0
High Yield	0.5
Money Market	— (c)

99.4
Short-Term Investment	0.4
Other assets in excess of liabilities	0.2

100.0%

(c)	Less than 0.05%.

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP BALANCED ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Affiliated investments, at value (cost $1,185,318,222)	$1,206,357,285
Cash	6,738
Receivable for investments sold	2,400,000
Receivable for Series shares sold	1,049,453
Dividends receivable	2,887
Prepaid expenses	2,275

Total Assets	1,209,818,638

LIABILITIES
Payable for Series shares repurchased	924,912
Accrued expenses and other liabilities	68,948
Management fee payable	50,801
Deferred trustees’ fees	814
Transfer agent fee payable	428

Total Liabilities	1,045,903

NET ASSETS	$1,208,772,735

Net assets were comprised of:
Paid-in capital	$1,126,811,218
Retained earnings	81,961,517

Net assets, June 30, 2008	$1,208,772,735

Net asset value and redemption price per share, $1,208,772,735 / 119,500,941 outstanding shares of beneficial interest	$10.12

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$17,969,423

EXPENSES
Management fee	321,339
Shareholders’ reports	45,000
Custodian’s fees and expenses	26,000
Insurance expense	13,000
Audit fee	9,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Transfer agent’s fee and expenses (including affiliated expense of $1,000) (Note 4)	1,000
Miscellaneous	4,808

Total expenses	429,147

NET INVESTMENT INCOME	17,540,276

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized loss on investment transactions	(2,042,971)
Net capital gain distributions received	46,843,031

44,800,060

Net change in unrealized appreciation (depreciation) on investments	(165,313,043)

NET LOSS ON INVESTMENTS	(120,512,983)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(102,972,707)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$17,540,276	$28,163,670
Net realized gain (loss) on investments	(2,042,971)	29,336,446
Net capital gain distributions received	46,843,031	56,037,666
Net change in unrealized appreciation (depreciation) on investments	(165,313,043)	12,573,441

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(102,972,707)	126,111,223

DISTRIBUTIONS	(113,537,782)	(69,161,551)

SERIES SHARE TRANSACTIONS:
Series shares sold [834,257 and 2,822,407 shares, respectively]	9,458,253	33,772,326
Series shares issued in reinvestment of distributions [10,927,602 and 5,792,424 shares, respectively]	113,537,782	69,161,551
Series shares repurchased [7,753,475 and 14,463,180 shares, respectively]	(88,742,211)	(175,165,503)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	34,253,824	(72,231,626)

TOTAL DECREASE IN NET ASSETS	(182,256,665)	(15,281,954)
NET ASSETS:
Beginning of period	1,391,029,400	1,406,311,354

End of period	$1,208,772,735	$1,391,029,400

SEE NOTES TO FINANCIAL STATEMENTS.

A6

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 99.4%	Shares	Value (Note 2)
Affiliated Mutual Funds
Advanced Series Trust — Global Real Estate Portfolio(a)	400,000	$3,452,000
Large Cap Value Portfolio	4,906,195	71,875,759
Marsico Capital Growth Portfolio	2,436,430	47,510,384
Small Cap Growth Portfolio(a)	285,293	4,667,399
Western Asset Core Plus Bond Portfolio	6,603,708	67,027,632
The Prudential Series Fund — Jennison Portfolio (Class I)	2,229,589	47,490,251
Money Market Portfolio	63,251	632,506
Natural Resources Portfolio (Class I)	178,332	10,856,863
SP International Growth Portfolio (Class I)	3,877,559	23,730,660
SP International Value Portfolio	2,593,810	19,738,893
SP PIMCO High Yield Portfolio	468,225	4,345,126
SP PIMCO Total Return Portfolio	21,820,005	248,748,054
SP Small Cap Value Portfolio	321,171	3,221,347

TOTAL LONG-TERM INVESTMENTS (cost $544,316,432)		553,296,874

SHORT-TERM INVESTMENT — 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $2,693,926) (Note 4)	2,693,926	2,693,926

TOTAL INVESTMENTS — 99.9% (cost $547,010,358)(b)		555,990,800
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		507,144

NET ASSETS — 100.0%		$556,497,944

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$555,990,800	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$555,990,800	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A7

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Investment Type
Core Bonds	56.7%
Large/Mid-Cap Growth	17.0
Large/Mid-Cap Value	12.9
International Growth	4.3
International Value	3.6
Sector	2.6
Small-Cap Growth	0.8
High Yield	0.8
Small-Cap Value	0.6
Money Market	0.1

99.4
Short-Term Investment	0.5
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A8

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2008

ASSETS
Affiliated investments, at value (cost $547,010,358)	$555,990,800
Cash	6,765
Receivable for Series investments sold	900,000
Receivable for Series shares sold	16,697
Dividends receivable	1,501
Prepaid expenses and other assets	1,014

Total Assets	556,916,777

LIABILITIES
Payable for Series shares repurchased	340,811
Accrued expenses and other liabilities	53,615
Management fee payable	23,267
Deferred trustees’ fees	813
Transfer agent fee payable	212
Payable for investments purchased	115

Total Liabilities	418,833

NET ASSETS	$556,497,944

Net assets were comprised of:
Paid-in capital	$524,552,599
Retained earnings	31,945,345

Net assets, June 30, 2008	$556,497,944

Net asset value and redemption price per share, $556,497,944 / 52,565,709 outstanding shares of beneficial interest	$10.59

STATEMENT OF OPERATIONS (Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$9,476,467

EXPENSES
Management fee	147,652
Shareholders’ reports	31,000
Custodian’s fees and expenses	26,000
Audit fee	9,000
Insurance expenses	6,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000) (Note 4)	1,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	4,155

Total expenses	232,807

NET INVESTMENT INCOME	9,243,660

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized loss on investments	(28,087)
Net capital gain distributions received	14,441,790

14,413,703

Net change in unrealized appreciation (depreciation) on investments	(53,458,645)

NET LOSS ON INVESTMENTS	(39,044,942)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,801,282)

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$9,243,660	$16,780,695
Net realized gain on investments	14,413,703	27,871,601
Net change in unrealized appreciation (depreciation) on investments	(53,458,645)	11,875,158

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,801,282)	56,527,454

DISTRIBUTIONS:	(44,652,296)	(32,125,621)

SERIES SHARE TRANSACTIONS:
Series shares sold [792,476 and 1,460,726 shares, respectively]	9,386,493	17,545,432
Series shares issued in reinvestment of distributions [4,149,842 and 2,686,089 shares, respectively]	44,652,296	32,125,621
Series shares repurchased [3,764,641 and 7,029,208 shares, respectively]	(44,424,104)	(85,525,482)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	9,614,685	(35,854,429)

TOTAL DECREASE IN NET ASSETS	(64,838,893)	(11,452,596)
NET ASSETS:
Beginning of period	621,336,837	632,789,433

End of period	$556,497,944	$621,336,837

SEE NOTES TO FINANCIAL STATEMENTS.

A9

SP DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 98.3%		Value (Note 2)
COMMON STOCKS	Shares

Automobile Manufacturers — 0.5%
CarMax, Inc.*(a)	85,500	$1,213,245

Beverages — 1.0%
Heineken Holding NV (Netherlands)	55,706	2,549,685

Broadcasting — 1.1%
Grupo Televisa S.A., ADR (Mexico)	122,400	2,891,088

Business Services — 1.7%
Iron Mountain, Inc.*(a)	125,900	3,342,645
Sino-Forest Corp. (Canada)*	61,400	1,075,418

		4,418,063

Cable Television
Virgin Media, Inc. (United Kingdom)	4,917	66,920

Commercial Banks — 1.3%
Bank of New York Mellon Corp. (The)	85,300	3,226,899

Computers — 1.6%
Dell, Inc.*(a)	98,600	2,157,368
Hewlett-Packard Co.	43,500	1,923,135

		4,080,503

Construction — 0.2%
Hunter Douglas NV (Netherlands)	8,453	509,105

Containers & Packaging — 1.4%
Sealed Air Corp.(a)	185,560	3,527,496

Cosmetics & Toiletries — 0.3%
Avon Products, Inc.	21,600	778,032

Diversified — 0.5%
Siemens AG (Germany)	11,300	1,252,722

Diversified Financial Services — 2.2%
E*Trade Financial Corp.*(a)	16,800	52,752
Merrill Lynch & Co., Inc.(a)	174,900	5,546,079

		5,598,831

Diversified Metals — 1.1%
BHP Billiton PLC (United Kingdom)	33,900	1,300,064
Rio Tinto PLC (United Kingdom)	12,100	1,457,166

		2,757,230

Electronic Equipment & Instruments — 1.8%
Agilent Technologies, Inc.*	81,640	2,901,486
Tyco Electronics Ltd.	47,978	1,718,572

		4,620,058

Entertainment & Leisure — 1.1%
Harley-Davidson, Inc.(a)	78,200	2,835,532

Financial – Bank & Trust — 1.0%
Toronto-Dominion Bank (Canada)	19,084	1,188,360
Wachovia Corp.(a)	90,007	1,397,809

		2,586,169

Financial Services — 7.7%
American Express Co.	222,460	8,380,069
Ameriprise Financial, Inc.	39,160	1,592,637
Discover Financial Services LLC	12,600	165,942
H&R Block, Inc.	122,600	2,623,640
Moody’s Corp.	53,600	1,845,984
State Street Corp.	7,780	497,842
Visa, Inc.*	6,790	552,095

COMMON STOCKS (continued)	Shares	Value (Note 2)

Financial Services (continued)
Wells Fargo & Co.(a)	173,900	$4,130,125

		19,788,334

Food & Staples Retailing — 0.2%
Whole Foods Market, Inc.	18,700	443,003

Foods — 1.5%
Diageo PLC, ADR (United Kingdom)(a)	46,600	3,442,342
Hershey Co.	12,260	401,883

		3,844,225

Healthcare Equipment & Supplies — 0.9%
Covidien Ltd. (Bermuda)	47,978	2,297,667

Healthcare Providers & Services — 2.0%
Cardinal Health, Inc.	38,000	1,960,040
Express Scripts, Inc.*	29,200	1,831,424
UnitedHealth Group, Inc.	54,900	1,441,125

		5,232,589

Household Durables — 0.2%
Garmin Ltd.(a)	11,000	471,240

Household Products — 1.1%
Procter & Gamble Co.	46,630	2,835,570

Industrial Conglomerates — 1.9%
General Electric Co.	113,600	3,031,984
Tyco International Ltd. (Bermuda)	47,728	1,911,029

		4,943,013

Insurance — 13.9%
AMBAC Financial Group, Inc.(a)	41,723	55,909
American International Group, Inc.	210,020	5,557,129
AON Corp.	40,410	1,856,436
Berkshire Hathaway, Inc. (Class A Stock)*	88	10,626,000
Loews Corp.	138,200	6,481,580
Markel Corp.*	534	195,978
MBIA, Inc.*(a)	20,900	91,751
Millea Holdings, Inc. (Japan)	44,800	1,746,687
NIPPONKOA Insurance Co. Ltd. (Japan)	171,800	1,490,115
Principal Financial Group, Inc.(a)	15,500	650,535
Progressive Corp.	240,300	4,498,416
Sun Life Financial, Inc. (Canada)	9,500	389,025
Transatlantic Holdings, Inc.	40,975	2,313,858

		35,953,419

Internet & Catalog Retail — 0.2%
Liberty Media Corp. — Interactive (Class A Stock)*(a)	40,725	601,101

Internet Services — 0.9%
eBay, Inc.*	23,800	650,454
Google, Inc. (Class A Stock)*	2,970	1,563,467

		2,213,921

Internet Software & Services — 0.3%
Amazon.com, Inc.*(a)	10,700	784,631

Investment Firms — 3.6%
Citigroup, Inc.	55,370	928,001
JPMorgan Chase & Co.	233,616	8,015,365
Morgan Stanley	8,200	295,774

		9,239,140

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SP DAVIS VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Materials — 0.9%
Martin Marietta Materials, Inc.(a)	22,900	$2,372,211

Media — 4.4%
Comcast Corp. (Special Class A Stock)(a)	333,370	6,254,021
Liberty Media Corp. — Entertainment (Class A Stock)*	33,200	804,436
Liberty Media Corp. — Capital (Class A Stock)*	8,225	118,440
News Corp. (Class A Stock)	219,400	3,299,776
WPP Group PLC, ADR (United Kingdom)	19,600	937,272

		11,413,945

Metals & Mining — 1.9%
China Coal Energy Co. (Hong Kong)	1,140,700	1,995,466
Transocean, Inc.*(a)	19,808	3,018,541

		5,014,007

Mining — 0.5%
Vulcan Materials Co.(a)	21,700	1,297,226

Multi-Line Retail — 0.1%
Sears Holdings Corp.*(a)	2,700	198,882

Oil, Gas & Consumable Fuels — 18.8%
Canadian Natural Resources Ltd. (Canada)	51,500	5,162,875
ConocoPhillips	126,940	11,981,867
Devon Energy Corp.	87,040	10,458,726
EOG Resources, Inc.	74,670	9,796,704
Occidental Petroleum Corp.(a)	118,500	10,648,410
OGX Petroleo E Gas Participacoes SA (Brazil)*	700	553,236

		48,601,818

Pharmaceuticals — 0.4%
Johnson & Johnson	18,000	1,158,120

Real Estate Investment Trusts — 0.5%
Brookfield Asset Management, Inc. (Canada)(a)	42,800	1,392,712

Real Estate Operation & Development — 0.4%
Hang Lung Group Ltd. (Hong Kong)	238,000	1,057,642

Retail & Merchandising — 7.3%
Bed Bath & Beyond, Inc.*(a)	61,900	1,739,390
Costco Wholesale Corp.	186,900	13,109,166
CVS Caremark Corp.	103,310	4,087,977

		18,936,533

Semiconductors & Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	88,900	2,503,424

Software — 3.2%
Dun & Bradstreet Corp.	30,000	2,629,200
Microsoft Corp.	205,180	5,644,502

		8,273,702

Specialty Retail — 0.4%
Lowe’s Cos., Inc.	43,700	906,775

Telecommunications — 0.5%
Cisco Systems, Inc.*	59,400	1,381,644

COMMON STOCKS (continued)	Shares	Value (Note 2)

Telecommunications Wireless — 0.6%
Sprint Nextel Corp.*	162,100	$1,539,950

Tobacco — 3.5%
Altria Group, Inc.	129,200	2,656,352
Philip Morris International, Inc.	130,300	6,435,517

		9,091,869

Transportation — 1.8%
Asciano Group (Australia)	34,500	114,765
China Shipping Development Co. Ltd. (China)	408,000	1,224,432
Cosco Pacific Ltd. (Hong Kong)	409,200	670,695
Kuehne & Nagel International AG (Switzerland)	13,145	1,243,799
Toll Holdings Ltd. (Australia)	45,794	264,281
United Parcel Service, Inc. (Class B Stock)(a)	17,500	1,075,725

		4,593,697

Transportation/Shipping — 0.9%
China Merchants Holdings International Co. Ltd. (Hong Kong)	598,000	2,312,315

TOTAL LONG-TERM INVESTMENTS (cost $196,774,932)		253,605,903

SHORT-TERM INVESTMENT — 17.0%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $43,893,509; includes $39,388,128 of cash collateral for securities on loan)(b)(w) (Note 4)	43,893,509	43,893,509

TOTAL INVESTMENTS(o) — 115.3% (cost $240,668,441)		297,499,412
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.3)%		(39,527,233)

NET ASSETS — 100.0%		$257,972,179

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $37,570,138; cash collateral of $39,388,128 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	As of June 30, 2008, 6 securities representing $12,489,391 and 4.8% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $9,705,253 was valued using Other Significant Observable Inputs (Level 2, as defined below) and $2,784,138 was valued using Significant Unobservable Inputs (Level 3, as defined below).

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A11

SP DAVIS VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$285,010,021	—
Level 2—Other Significant Observable Inputs	9,705,253	—
Level 3—Significant Unobservable Inputs	2,784,138	—

Total	$297,499,412	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$4,100,400
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,316,262)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$2,784,138

SEE NOTES TO FINANCIAL STATEMENTS.

A12

SP DAVIS VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Oil, Gas & Consumable Fuels	18.8%
Affiliated Money Market Mutual Fund (15.3% represents investments purchased with collateral from securities on loan)	17.0
Insurance	13.9
Financial Services	7.7
Retail & Merchandising	7.3
Media	4.4
Investment Firms	3.6
Tobacco	3.5
Software	3.2
Diversified Financial Services	2.2
Healthcare Providers & Services	2.0
Metals & Mining	1.9
Industrial Conglomerates	1.9
Electronic Equipment & Instruments	1.8
Transportation	1.8
Business Services	1.7
Computers	1.6
Foods	1.5
Containers & Packaging	1.4
Commercial Banks	1.3
Broadcasting	1.1
Household Products	1.1
Entertainment & Leisure	1.1
Diversified Metals	1.1
Financial – Bank & Trust	1.0
Beverages	1.0
Semiconductors & Semiconductor Equipment	1.0
Materials	0.9
Transportation/Shipping	0.9
Healthcare Equipment & Supplies	0.9
Internet Services	0.9
Telecommunications Wireless	0.6
Real Estate Investment Trusts	0.5
Telecommunications	0.5
Mining	0.5
Diversified	0.5
Automobile Manufacturers	0.5
Pharmaceuticals	0.4
Real Estate Operation & Development	0.4
Specialty Retail	0.4
Internet Software & Services	0.3
Cosmetics & Toiletries	0.3
Internet & Catalog Retail	0.2
Construction	0.2
Household Durables	0.2
Food & Staples Retailing	0.2
Multi-Line Retail	0.1

115.3
Liabilities in excess of other assets	(15.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A13

SP DAVIS VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments at value, including securities on loan of $37,570,138:
Unaffiliated investments (cost $196,774,932)	$253,605,903
Affiliated investments (cost $43,893,509)	43,893,509
Dividends and interest receivable	386,589
Receivable for Series shares sold	139,295
Tax reclaim receivable	34,532
Receivable for investments sold	8,394
Prepaid expenses	551

Total Assets	298,068,773

LIABILITIES
Collateral for securities on loan	39,388,128
Payable for investments purchased	259,906
Management fee payable	166,979
Payable to custodian	137,347
Payable for Series shares repurchased	88,518
Accrued expenses and other liabilities	52,552
Deferred trustees’ fees	2,412
Transfer agent fees payable	752

Total Liabilities	40,096,594

NET ASSETS	$257,972,179

Net assets were comprised of:
Paid-in capital	$196,882,173
Retained earnings	61,090,006

Net assets, June 30, 2008	$257,972,179

Net asset value and redemption price per share, $257,972,179 / 25,982,324 outstanding shares of beneficial interest	$9.93

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $28,346 foreign withholding tax)	$2,325,432
Affiliated income from securities lending, net	254,043
Affiliated dividend income	55,863

2,635,338

EXPENSES
Management fee	1,047,627
Custodian’s fees and expenses	46,000
Shareholders’ reports	15,000
Audit fee	9,000
Trustees’ fees	6,000
Insurance expenses	3,000
Legal fees and expenses	3,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000) (Note 4)	1,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	5,688

Total expenses	1,137,315

NET INVESTMENT INCOME	1,498,023

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	2,996,088
Foreign currency transactions	(17,214)

2,978,874

Net change in unrealized appreciation (depreciation) on:
Investments	(38,073,726)
Foreign currencies	4,059

(38,069,667)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(35,090,793)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(33,592,770)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,498,023	$3,606,228
Net realized gain on investment and foreign currency transactions	2,978,874	15,360,261
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(38,069,667)	(4,117,172)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(33,592,770)	14,849,317

DISTRIBUTIONS	(18,966,489)	(13,230,456)

SERIES SHARE TRANSACTIONS:
Series shares sold [336,794 and 1,130,984 shares, respectively]	3,752,866	13,913,747
Series shares issued in reinvestment of distributions [1,787,605 and 1,113,675 shares, respectively]	18,966,489	13,230,457
Series shares repurchased [1,895,120 and 3,844,986 shares, respectively]	(21,202,520)	(47,719,907)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	1,516,835	(20,575,703)

TOTAL DECREASE IN NET ASSETS	(51,042,424)	(18,956,842)
NET ASSETS:
Beginning of period	309,014,603	327,971,445

End of period	$257,972,179	$309,014,603

SEE NOTES TO FINANCIAL STATEMENTS.

A14

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 99.5%	Shares	Value (Note 2)
Affiliated Mutual Funds
Advanced Series Trust Global Real Estate Portfolio(a)	1,750,201	$15,104,233
Large Cap Value Portfolio	18,108,386	265,287,851
Marsico Capital Growth Portfolio	9,080,663	177,072,924
Small Cap Growth Portfolio(a)	1,077,719	17,631,484
Western Asset Core Plus Bond Portfolio	3,574,766	36,283,871
The Prudential Series Fund — Jennison Portfolio (Class I)	8,361,209	178,093,748
Money Market Portfolio	6,356	63,556
Natural Resources Portfolio (Class I)	736,250	44,822,920
SP International Growth Portfolio (Class I)	14,598,362	89,341,976
SP International Value Portfolio	9,573,349	72,853,189
SP PIMCO High Yield Portfolio	262,434	2,435,391
SP PIMCO Total Return Portfolio	12,297,075	140,186,658
SP Small Cap Value Portfolio	1,332,195	13,361,913

TOTAL LONG-TERM INVESTMENTS (cost $1,037,655,184)		1,052,539,714

SHORT-TERM INVESTMENT — 0.6%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $5,898,068) (Note 4)	5,898,068	5,898,068

TOTAL INVESTMENTS — 100.1% (cost $1,043,553,252)(b)		1,058,437,782
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1%)		(1,076,876)

NET ASSETS — 100.0%		$1,057,360,906

(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$1,058,437,782	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$1,058,437,782	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A15

SP GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Investment Type
Large/Mid-Cap Growth	33.5%
Large/Mid-Cap Value	25.1
Core Bonds	16.7
International Growth	8.5
International Value	6.9
Sector	5.6
Small-Cap Growth	1.7
Small-Cap Value	1.3
High Yield	0.2

99.5
Short-Term Investment	0.6
Liabilities in excess of other assets	(0.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A16

SP GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Affiliated investments, at value (cost $1,043,553,252)	$1,058,437,782
Cash	6,615
Receivable for Series shares sold	254,946
Dividends receivable	2,868
Prepaid expenses	2,097

Total Assets	1,058,704,308

LIABILITIES
Payable for Series shares repurchased	1,224,133
Accrued expenses and other liabilities	74,108
Management fee payable	44,737
Transfer agent fee payable	424

Total Liabilities	1,343,402

NET ASSETS	$1,057,360,906

Net assets were comprised of:
Paid-in capital	$978,846,938
Retained earnings	78,513,968

Net assets, June 30, 2008	$1,057,360,906

Net asset value and redemption price per share, $1,057,360,906 / 113,447,049 outstanding shares of beneficial interest	$9.32

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Affiliated dividend income	$13,014,205

EXPENSES
Management fee	282,618
Shareholders’ reports	44,000
Custodian’s fees and expenses	26,000
Insurance expenses	12,000
Audit fee	9,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Commitment fee on syndicated credit agreement	2,000
Transfer agent’s fee and expenses (including affiliated expense of $1,000) (Note 4)	1,000
Miscellaneous	4,573

Total expenses	388,191

NET INVESTMENT INCOME	12,626,014

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS
Net realized loss on investment transactions	(2,012,117)
Net capital gain distributions received	54,332,235

52,320,118

Net change in unrealized appreciation (depreciation) on investments	(189,352,239)

NET LOSS ON INVESTMENTS	(137,032,121)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(124,406,107)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$12,626,014	$16,936,925
Net realized gain on investment transactions	52,320,118	99,207,694
Net change in unrealized appreciation (depreciation) on investments	(189,352,239)	(1,774,234)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(124,406,107)	114,370,385

DISTRIBUTIONS	(116,144,619)	(62,515,434)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,303,287 and 4,149,530 shares, respectively]	14,002,216	48,388,069
Series shares issued in reinvestment of distributions [11,998,411 and 5,426,687 shares, respectively]	116,144,619	62,515,434
Series shares repurchased [7,891,312 and 16,523,123 shares, respectively]	(84,894,128)	(193,998,790)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	45,252,707	(83,095,287)

TOTAL DECREASE IN NET ASSETS	(195,298,019)	(31,240,336)
NET ASSETS:
Beginning of period	1,252,658,925	1,283,899,261

End of period	$1,057,360,906	$1,252,658,925

SEE NOTES TO FINANCIAL STATEMENTS.

A17

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 95.0%		Value (Note 2)
COMMON STOCKS	Shares

Australia — 3.3%
CSL Ltd.	60,816	$2,081,362
Macquarie Group Ltd.	89,993	4,196,274
QBE Insurance Group Ltd.	132,200	2,838,841
WorleyParsons Ltd.	103,410	3,753,226

		12,869,703

Austria — 0.4%
Raiffeisen International Bank Holding AG	13,650	1,734,255

Belgium — 0.2%
Fortis	58,784	933,753

Brazil — 4.8%
All America Latina Logistica SA	51,075	651,221
Bolsa de Mercadorias e Futuros — BM&F	30,700	264,467
Bovespa Holding SA	297,100	3,669,503
Companhia Vale do Rio Doce, ADR(a)	184,700	6,615,954
Gafisa SA	62,600	1,077,762
MMX Mineracao e Metalicos SA*	46,800	1,438,945
OGX Petroleo e Gas Participacoes SA*	400	316,135
Petroleo Brasileiro SA, ADR	50,572	3,582,015
Unibanco — Uniao de Bancos Brasileiros, GDR	9,093	1,154,174

		18,770,176

Canada — 5.8%
Potash Corp. of Saskatchewan, Inc.	43,465	9,934,795
Research In Motion Ltd.*	23,263	2,719,445
Rogers Communications, Inc. (Class B Stock)	158,432	6,146,484
Shoppers Drug Mart Corp.	75,000	4,110,768

		22,911,492

Cayman Islands
Mindray Medical International Ltd., ADR	4,400	162,712

Chile — 0.3%
Centros Comerciales Sudamericanos SA, ADR, 144A*	24,900	1,123,441

China — 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	340,000	491,866

Denmark — 3.6%
FLSmidth & Co. A/S	13,500	1,474,960
Novo Nordisk A/S (Class B Stock)	89,700	5,904,997
Vestas Wind Systems A/S*	51,250	6,672,594

		14,052,551

Egypt — 0.6%
Egyptian Financial Group Hermes Holding	274,260	2,478,134

France — 6.7%
Accor SA	17,616	1,170,231
Alstom	12,482	2,862,200
Axa	76,339	2,249,399
Cie Generale de Geophysique-Veritas*	27,046	1,276,929
Eurazeo	17,220	1,832,388
Groupe Danone	7,886	551,817

COMMON STOCKS (continued)	Shares	Value (Note 2)

France (continued)
Iliad SA	17,379	$1,683,583
JC Decaux SA	42,295	1,072,116
PPR	9,765	1,077,985
Schneider Electric SA	40,500	4,356,928
Veolia Environment	146,057	8,153,973

		26,287,549

Germany — 4.7%
Beiersdorf AG	50,300	3,692,808
Commerzbank AG	43,999	1,307,117
Continental AG	36,893	3,797,366
Deutsche Boerse AG	2,934	331,661
E.ON AG	24,700	4,978,154
GEA Group AG	35,400	1,249,879
Linde AG	4,285	601,874
Q-Cells AG*	24,900	2,522,405

		18,481,264

Greece — 0.9%
Coca-Cola Hellenic Bottling Co. SA	45,742	1,244,512
National Bank of Greece SA	52,291	2,353,466

		3,597,978

Hong Kong — 3.5%
China Merchants Holdings International Co. Ltd.	122,000	471,743
China Mobile Ltd.	333,500	4,482,452
CNOOC Ltd.	966,800	1,663,978
Esprit Holdings Ltd.	448,200	4,656,026
Hong Kong Exchanges and Clearing Ltd.	114,500	1,674,052
Shangri-La Asia Ltd.	400,000	933,663

		13,881,914

India — 1.7%
HDFC Bank Ltd., ADR(a)	25,900	1,855,994
ICICI Bank Ltd., ADR(a)	58,536	1,683,495
Infosys Technologies Ltd., ADR	72,400	3,146,504

		6,685,993

Indonesia — 0.3%
Bank Rakyat Indonesia	2,202,500	1,218,303

Israel — 1.3%
Teva Pharmaceutical Industries Ltd., ADR(a)	108,847	4,985,193

Italy — 1.9%
Saipem SpA	164,700	7,697,710

Japan — 13.1%
Aeon Mall Co. Ltd.	62,500	1,848,190
Daikin Industries Ltd.	26,500	1,337,665
Daiwa Securities Group, Inc.	97,000	891,576
Fanuc Ltd.	52,200	5,097,839
Fujitsu Ltd.	89,000	660,470
Hitachi Construction Machinery Co. Ltd.	21,845	612,034
Jupiter Telecommunications Co. Ltd.	2,625	2,034,539
K.K. DaVinci Advisors*	1,072	733,949
Komatsu Ltd.	210,400	5,865,085
Marubeni Corp.	276,000	2,305,523
Mitsubishi Corp.	170,600	5,623,205

SEE NOTES TO FINANCIAL STATEMENTS.

A18

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Japan (continued)
Mitsui & Co. Ltd.	267,000	$5,896,454
Mizuho Financial Group, Inc.	274	1,279,879
Nintendo Co. Ltd.	21,700	12,241,183
Nippon Electric Glass Co. Ltd.	95,000	1,643,500
Sumitomo Realty & Development Co. Ltd.	30,000	596,129
Suruga Bank Ltd.	225,000	2,926,261

		51,593,481

Luxembourg — 2.1%
ArcelorMittal	58,400	5,742,928
Millicom International Cellular SA	25,000	2,587,500

		8,330,428

Malaysia — 0.4%
Kuala Lumpur Kepong Bhd	316,300	1,703,712

Mexico — 2.2%
America Movil SAB de CV (Class L Stock), ADR	91,999	4,852,947
Cemex SAB de CV, ADR*(a)	70,329	1,737,126
Wal-Mart de Mexico SAB de CV (Class V Stock)	510,000	2,029,991

		8,620,064

Netherlands — 0.9%
ASML Holding NV	46,729	1,143,758
Heineken NV	48,075	2,448,160

		3,591,918

Russia — 1.7%
NovaTek OAO, GDR	16,100	1,399,090
PIK Group, GDR, 144A*	78,500	2,041,000
Sberbank	402,800	1,272,848
Vimpel Communications, ADR(a)	63,300	1,878,744

		6,591,682

Singapore — 2.3%
Capitaland Ltd.	1,286,000	5,387,674
Wilmar International Ltd.	953,300	3,545,403

		8,933,077

South Africa — 1.1%
MTN Group Ltd.	281,029	4,448,409

South Korea — 0.7%
NHN Corp.*	8,300	1,448,066
Samsung Electronics Co. Ltd.	1,930	1,153,148

		2,601,214

Spain — 1.3%
Banco Santander Central Hispano SA	207,900	3,792,955
Gamesa Corp. Tecnologica SA	11,779	576,663
Iberdrola Renovables SA*	112,300	865,182

		5,234,800

Switzerland — 11.6%
ABB Ltd.*	439,684	12,445,631
Actelion Ltd.*	55,563	2,963,926
Credit Suisse Group	90,706	4,128,665
EFG International	19,463	529,684
Holcim Ltd.	31,412	2,539,095
Julius Baer Holding AG	28,350	1,901,235
Kuehne & Nagel International AG	27,281	2,581,368

COMMON STOCKS (continued)	Shares	Value (Note 2)

Switzerland (continued)
Lonza Group AG	23,851	$3,296,162
Nestle SA	186,410	8,400,506
SGS Societe Generale	1,765	2,516,977
Xstrata PLC	57,820	4,605,960

		45,909,209

Taiwan — 0.8%
Hon Hai Precision Industry Co. Ltd.	632,114	3,113,399

United Arab Emirates — 0.3%
DP World Ltd.	1,537,139	1,321,939

United Kingdom — 16.0%
Autonomy Corp. PLC*	75,400	1,351,587
BG Group PLC	418,216	10,868,364
BHP Billiton PLC	42,148	1,616,375
British Sky Broadcasting Group PLC	127,520	1,195,201
Capita Group PLC	262,633	3,582,659
Johnson Matthey PLC	16,267	595,245
Man Group PLC	356,278	4,401,215
Petrofac Ltd.	91,100	1,334,951
Reckitt Benckiser Group PLC	159,257	8,043,751
Rio Tinto PLC	13,327	1,604,929
Rolls-Royce Group PLC*	587,016	3,967,496
Rolls-Royce Group PLC (Class B Stock)*	57,820,314	115,168
Rotork PLC	54,400	1,182,925
Tesco PLC	969,926	7,094,329
Tullow Oil PLC	198,800	3,777,771
Vedanta Resources PLC	93,200	4,024,910
Vodafone Group PLC	2,929,253	8,630,488

		63,387,364

United States — 0.4%
Las Vegas Sands Corp.*(a)	31,639	1,500,954

TOTAL LONG-TERM INVESTMENTS (cost $321,159,411)		375,245,637

SHORT-TERM INVESTMENT — 8.3%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $32,973,100; includes $17,013,064 of cash collateral for securities on loan)(b)(w)	32,973,100	32,973,100

TOTAL INVESTMENTS(o) — 103.3% (cost $354,132,511)		408,218,737
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(13,111,108)

NET ASSETS — 100.0%		$395,107,629

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $16,371,195; cash collateral of $17,013,064 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of June 30, 2008, 64 securities representing $203,577,821 and 51.5% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below)

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$204,640,916	—
Level 2—Other Significant Observable Inputs	203,577,821	—
Level 3—Significant Unobservable Inputs	—	—

Total	$408,218,737	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (4.3% represents investments purchased with collateral from securities on loan)	8.3%
Financial Services	7.1
Oil, Gas & Consumable Fuels	7.1
Metals & Mining	6.4
Real Estate Investment Trusts	4.2
Oil & Gas Equipment & Services	4.2
Telecommunications	4.1
Financial – Bank & Trust	4.1
Pharmaceuticals	4.1
Food Products	4.0
Electronic Components & Equipment	3.7
Chemicals	3.5
Entertainment & Leisure	3.1
Wireless Telecommunication Services	2.7
Computer Services & Software	2.6
Retail & Merchandising	2.1
Media	2.1
Water	2.1
Consumer Products & Services	2.0
Commercial Services	1.5
Diversified Operations	1.5
Machinery – Construction & Mining	1.5
Utilities	1.5
Agriculture	1.3
Insurance	1.3
Commercial Banks	1.2
Transportation	1.2

Engineering/Construction	1.2%
Electronics	1.1
Medical Supplies & Equipment	1.0
Automobile Manufacturers	1.0
Auto Parts And Equipment	1.0
Computer Systems/Hardware	1.0
Lodging	1.0
Beverages	0.9
Diversified Machinery	0.7
Conglomerates	0.7
Construction	0.7
Building Materials	0.6
Electronic Equipment & Instruments	0.6
Diversified Financial Services	0.4
Banks	0.4
Machinery & Equipment	0.4
Building Products	0.3
Holding Companies – Diversified	0.3
Broadcasting	0.3
Instruments – Controls	0.3
Building & Construction	0.3
Advertising	0.3
Business Services	0.2
Equipment Services	0.1

103.3
Liabilities in excess of other assets	(3.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A20

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments at value, including securities on loan of $16,371,195:
Unaffiliated investments (cost $321,159,411)	$375,245,637
Affiliated investments (cost $32,973,100)	32,973,100
Cash	1,596,393
Foreign currency, at value (cost $1,271,283)	1,316,339
Receivable for investments sold	1,692,207
Dividends and interest receivable	1,297,171
Tax reclaim receivable	1,143,834
Receivable for Series shares sold	90,415
Prepaid expenses	4,459

Total Assets	415,359,555

LIABILITIES
Collateral for securities on loan	17,013,064
Payable for investments purchased	2,637,933
Management fee payable	282,236
Accrued expenses and other liabilities	154,860
Payable for Series shares repurchased	153,537
Distribution fee payable	6,028
Administration fee payable	3,617
Transfer agent fees payable	651

Total Liabilities	20,251,926

NET ASSETS	$395,107,629

Net assets were comprised of:
Paid-in capital	$346,302,392
Retained earnings	48,805,237

Net assets, June 30, 2008	$395,107,629

Class I:
Net asset value and redemption price per share, $367,548,785 / 60,084,630 outstanding shares of beneficial interest	$6.12

Class II:
Net asset value and redemption price per share, $27,558,844 / 4,604,685 outstanding shares of beneficial interest	$5.98

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $556,670 foreign withholding tax)	$6,021,389
Affiliated dividend income	218,472
Affiliated income from securities lending, net	29,538
Interest income	1,271

6,270,670

EXPENSES
Management fee	1,886,258
Distribution fee—Class II	37,443
Administration fee—Class II	22,466
Custodian’s fees and expenses	177,000
Shareholders’ reports	37,000
Loan interest expense (Note 8)	12,390
Audit fee	11,000
Trustees’ fees	7,000
Legal fees and expenses	4,000
Transfer agent’s fees and expenses (including affiliated expense of $3,600) (Note 4)	4,000
Insurance expenses	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	10,173

Total expenses	2,211,730

NET INVESTMENT INCOME	4,058,940

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized loss on:
Investment transactions	(874,691)
Foreign currency transactions	(463,709)

(1,338,400)

Net change in unrealized appreciation (depreciation) on:
Investments	(62,150,931)
Foreign currencies	91,671

(62,059,260)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(63,397,660)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(59,338,720)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,058,940	$5,658,929
Net realized gain (loss) on investment and foreign currency transactions	(1,338,400)	70,009,392
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(62,059,260)	14,904,679

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(59,338,720)	90,573,000

DISTRIBUTIONS
Class I	(70,133,161)	(69,883,162)
Class II	(5,535,160)	(4,307,436)

TOTAL DISTRIBUTIONS	(75,668,321)	(74,190,598)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [3,739,234 and 11,881,106 shares, respectively]	28,732,912	100,653,807
Series shares issued in reinvestment of distributions [12,029,357 and 6,452,228 shares, respectively]	75,668,321	74,190,598
Series shares repurchased [13,557,947 and 23,645,208 shares, respectively]	(105,829,978)	(139,468,986)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(1,428,745)	35,375,419

TOTAL INCREASE (DECREASE) IN NET ASSETS	(136,435,786)	51,757,821
NET ASSETS:
Beginning of period	531,543,415	479,785,594

End of period	$395,107,629	$531,543,415

SEE NOTES TO FINANCIAL STATEMENTS.

A21

SP INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 98.8%		Value (Note 2)
COMMON STOCKS — 97.7%	Shares

Australia — 2.0%
AWB Ltd.	227,800	$526,299
BHP Billiton Ltd.	39,116	1,638,692
BlueScope Steel Ltd.	104,200	1,132,771
CSR Ltd.	253,300	594,926
Foster’s Group Ltd.	155,200	754,330
Oxiana Ltd.	148,479	374,354
Pacific Brands Ltd.	231,100	393,242
Qantas Airways Ltd.	393,600	1,147,071
Telestra Corp. Ltd.	187,200	760,910

		7,322,595

Austria — 0.3%
Voestalpine AG	12,200	998,392

Belgium — 0.3%
AGFA-Gevaert NV*	39,400	254,338
Dexia NV/SA	24,800	394,863
Fortis	22,900	363,754

		1,012,955

Brazil — 1.1%
Empresa Brasileira de Aeronautica SA, ADR	76,000	2,014,000
Redecard SA	98,500	1,819,955

		3,833,955

Canada — 6.5%
Canadian National Railway Co.	100,400	4,822,587
Canadian Natural Resources Ltd.	57,600	5,696,169
Canadian Oil Sands Trust	26,800	1,445,523
Nexen, Inc.	31,200	1,244,084
Potash Corp. of Saskatchewan	18,700	4,274,259
Rogers Communications, Inc. (Class B Stock)	147,700	5,730,129

		23,212,751

China — 2.4%
China Life Insurance Co. Ltd. (Class H Stock)	1,047,700	3,668,243
China Merchants Bank Co. Ltd.	738,800	2,321,408
Country Garden Holdings Co. Ltd.	3,079,400	1,998,367
Soho China Ltd.	1,411,200	769,194

		8,757,212

Denmark — 3.8%
Carlsberg A/S (Class B Stock)	46,300	4,460,068
Danske Bank SA	28,900	832,168
H. Lundbeck A/S	55,800	1,267,560
Novo Nordisk SA (Class B Stock)	108,400	7,136,028

		13,695,824

Finland — 3.9%
Fortum Oyj	134,868	6,826,431
Nokia Oyj	225,600	5,514,331
Rautaruukki Oyj	17,900	812,549
TietoEnator Oyj	35,600	740,742

		13,894,053

France — 11.6%
Air Liquide	45,949	6,049,256
Arkema	130	7,302

COMMON STOCKS (continued)	Shares	Value (Note 2)

France (continued)
AXA SA	190,600	$5,616,205
BNP Paribas SA	46,700	4,203,801
Ciments Francais SA	3,000	489,468
Compagnie Generale des Establissements Michelin (Class B Stock)	6,800	486,242
Credit Agricole SA	31,300	635,404
France Telecom SA	178,867	5,245,652
Groupe Danone	68,900	4,821,227
LVMH Moet Hennessy Louis Vuitton SA	49,035	5,115,187
Natixis SA	30,000	330,237
PSA Peugeot Citroen SA	16,700	902,003
Rallye SA	7,300	427,246
Renault SA	6,600	537,153
Safran SA	26,600	513,041
Sanofi-Aventis	34,100	2,265,912
Societe Generale	3,300	286,107
Thales SA	8,600	489,184
Thomson*	61,800	320,421
Total SA	17,200	1,464,040
Valeo SA	15,000	480,116
Vivendi	29,500	1,112,339

		41,797,543

Germany — 7.3%
BASF SE	116,200	8,008,687
Daimler AG	15,600	967,605
Deutsche Bank AG	20,200	1,743,766
Deutsche Lufthansa AG	35,500	764,878
E.ON AG	33,300	6,711,439
Hannover Rueckversicherung AG	9,300	458,101
Heidelberger Druckmaschinen AG	34,900	714,438
MTU Aero Engines Holdings AG	19,500	636,069
Muenchener Rueckversicherungs AG	10,200	1,789,021
SAP AG	46,066	2,410,981
ThyssenKrupp AG	35,700	2,239,630

		26,444,615

Greece — 1.3%
National Bank of Greece SA	69,160	3,112,679
OPAP SA	50,035	1,750,673

		4,863,352

Hong Kong — 2.5%
Chaoda Modern Agriculture Holdings Ltd.	545,637	688,585
China Mobile Ltd.	309,565	4,160,751
CITIC Pacific Ltd.	138,000	508,833
Hong Kong Electric Holdings	124,000	741,877
Hong Kong Exchanges and Clearing Ltd.	154,977	2,265,847
Orient Overseas International Ltd.	117,392	587,167
Solomon Systech International Ltd.	525,000	25,249

		8,978,309

Ireland — 0.5%
Allied Irish Banks PLC	51,100	787,499
Bank of Ireland	61,500	530,454
Irish Life & Permanent PLC	45,500	468,199

		1,786,152

SEE NOTES TO FINANCIAL STATEMENTS.

A22

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Israel — 3.1%
Amdocs Ltd.*	113,000	$3,324,460
Teva Pharmaceutical Industries Ltd., ADR	169,900	7,781,420

		11,105,880

Italy — 1.7%
Banco Ambrosiano Veneto SpA	81,700	464,453
Banco Popolare SC	37,000	653,655
Eni SpA	63,100	2,344,191
Finmeccanica SpA	20,300	530,765
Fondiaria Sai SpA	17,000	560,248
Indesit Co. SpA	27,500	305,473
Telecom Italia SpA	270,100	540,227
Unione di Banche Italiane ScpA	26,200	612,181

		6,011,193

Japan — 11.9%
Alpine Electronics, Inc.	45,300	478,234
Alps Electric Co. Ltd.	51,800	535,147
Asahi Kasei Corp.	122,000	638,810
Astellas Pharma, Inc.	14,700	622,969
Cosmo Oil Co. Ltd.	42,000	151,886
Denki Kagaku Kogyo Kabushiki Kiasha	133,000	493,497
Fanuc Ltd.	42,500	4,150,539
Fuji Heavy Industries Ltd.	241,100	1,180,694
Hitachi Information Systems Ltd.	21,800	508,123
Honda Motor Co. Ltd.	61,400	2,087,432
Komatsu Ltd.	140,121	3,905,996
Kurabo Industries Ltd.	152,000	312,059
Kureha Corp.	90,000	543,297
Kyowa Exeo Corp.	25,000	231,907
Marubeni Corp.	124,600	1,040,827
Matsushita Electric Industrial Co. Ltd.	45,000	970,476
Mitsubishi Chemical Holdings Corp.	74,500	433,592
Mitsubishi Tanabe Seiyaku Co. Ltd.	5,000	65,358
Mitsui & Co. Ltd.	19,000	419,598
Nifco, Inc.	28,200	665,263
Nintendo Co. Ltd.	12,510	7,057,014
Nippon Light Metal Co. Ltd.	166,000	272,016
Nippon Oil Corp.	82,700	555,305
Nippon Shokubai Co. Ltd.	101,000	723,840
Nippon Telegraph and Telephone Corp.	360	1,762,961
Nissan Motor Co. Ltd.	230,200	1,901,261
NTT DoCoMo, Inc.	1,100	1,616,048
Omron Corp.	10,900	234,044
Ricoh Co. Ltd.	59,000	1,064,595
Santen Pharmaceutical Co. Ltd.	2,200	55,215
Sanwa Holdings Corp.	136,000	514,875
Seiko Epson Corp.	4,900	134,746
Sumitomo Corp.	75,000	985,309
Sumitomo Trust & Banking Co. Ltd. (The)	92,000	642,878
Toyota Motor Corp.	116,900	5,515,553
Yokohama Rubber Co. Ltd.	85,000	399,444

		42,870,808

Liechtenstein — 0.2%
Verwaltungs & Privat Bank AG	2,900	741,869

COMMON STOCKS (continued)	Shares	Value (Note 2)

Mexico — 2.3%
America Movil SAB de CV (Series L Stock), ADR	83,353	$4,396,871
Wal-Mart de Mexico SAB de CV	971,200	3,865,739

		8,262,610

Netherlands — 1.1%
Aegon NV	48,400	636,303
CSM NV	11,500	400,771
ING Groep NV, ADR	64,800	2,048,829
Oce NV	58,900	724,127
Royal Dutch Shell PLC (Class A Stock)	1,300	53,161

		3,863,191

New Zealand — 0.1%
Air New Zealand Ltd.	580,000	481,830

Norway — 0.5%
DnB NOR ASA	48,500	616,151
Norsk Hydro ASA	24,400	355,787
Statoil Hydro ASA	21,037	784,885

		1,756,823

Russia — 2.6%
OAO Gazprom, ADR	102,400	5,939,200
Rosneft Oil Co., GDR*	54,600	633,360
Sberbank	932,800	2,947,648

		9,520,208

Singapore — 0.7%
MobileOne Ltd.	441,000	609,371
Neptune Orient Lines Ltd.	264,000	626,746
Singapore Airlines Ltd.	104,100	1,124,744

		2,360,861

Spain — 3.2%
Banco Bilbao Vizcaya Argentaria SA	47,700	908,867
Banco Santander Central Hispano SA	159,700	2,913,588
Repsol YPF SA	38,800	1,522,686
Telefonica SA	231,800	6,134,316

		11,479,457

Sweden — 1.4%
Electrolux AB (Class B Stock)	59,500	756,053
Hennes & Mauritz AB	62,040	3,347,076
Nordea Bank AB	42,800	586,467
Volvo AB (Class B Stock)	34,600	421,326

		5,110,922

Switzerland — 9.4%
Baloise Holding	7,000	734,188
Ciba Specialty Chemicals AG	2,600	74,855
Credit Suisse Group	43,400	1,975,438
Georg Fischer AG*	1,400	572,588
Givaudan SA	2,392	2,132,256
Logitech International SA*	81,980	2,191,657
Nestle SA	151,000	6,804,766
Novartis AG	41,915	2,306,674
Rieter Holdings AG	1,400	454,618
Roche Holding AG	40,685	7,314,037
Swiss Reinsurance	84,300	5,588,399
Swisscom AG	5,000	1,665,319

SEE NOTES TO FINANCIAL STATEMENTS.

A23

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Switzerland (continued)
UBS AG*	18,800	$391,759
Zurich Financial Services AG	5,800	1,478,157

		33,684,711

Turkey — 0.6%
Turkcell Iletisim Hizmet A/S	347,700	2,014,181

United Kingdom — 13.8%
Alliance & Leicester PLC	41,800	243,950
ARM Holdings PLC	861,800	1,454,857
AstraZeneca PLC	66,100	2,810,459
Aviva PLC	73,000	723,729
Barclays PLC	150,400	853,289
Beazley Group PLC	166,000	365,393
BP PLC	309,800	3,590,761
Bradford & Bingley PLC	101,000	128,769
Brit Insurance Holdings PLC	129,500	449,231
BT Group PLC	389,500	1,543,074
Carnival PLC	123,346	3,916,054
Dairy Crest Group PLC	40,400	264,684
Drax Group PLC	46,611	682,797
DS Smith PLC	158,000	354,753
DSG International PLC	317,100	279,294
GKN PLC	203,300	897,295
GlaxoSmithKline PLC	47,500	1,050,023
HBOS PLC	143,700	786,729
IMI PLC	34,000	293,612
Legal & General Group PLC	364,200	722,691
Lloyds TSB Group PLC	96,900	594,506
Marks & Spencer Group PLC	322,300	2,095,763
Marston’s PLC	89,100	312,092
Next PLC	83,407	1,603,371
Northern Foods PLC	162,900	198,957
Old Mutual PLC	230,800	423,687
Reckitt Benckiser PLC	82,223	4,152,918
Royal & Sun Alliance Insurance Group PLC	274,500	683,383
Royal Bank of Scotland Group PLC	170,100	724,138
Royal Dutch Shell PLC (Class B Stock)	103,100	4,128,441
SABMiller PLC	112,900	2,579,406
Spectris PLC	4,700	66,569
Standard Chartered PLC	130,300	3,690,021
Tate & Lyle PLC	65,200	513,773
Taylor Wimpey PLC	107,500	131,688
Tomkins PLC	125,800	376,627
TT Electronics PLC	127,500	291,602
Vodafone Group PLC	179,000	527,390
Vodafone Group PLC, ADR	175,900	5,182,014

		49,687,790

United States — 1.6%
Schlumberger Ltd.	53,200	5,715,276

TOTAL COMMON STOCKS (cost $336,735,386)		351,265,318

PREFERRED STOCK — 1.1%		Value (Note 2)
	Shares

Automobile Manufacturers
Porsche AG, 0.74% (Germany) (cost $5,058,595)	25,675	$3,953,415

	Units
RIGHTS*
Banks
HBOS PLC, expiring 07/18/08 (United Kingdom)*	57,480	12,308

Financial – Bank & Trust
Barclays PLC, expiring 7/17/08 (United Kingdom)*	32,229	6,098

TOTAL RIGHTS (cost $0)		18,406

TOTAL LONG-TERM INVESTMENTS (cost $341,793,981)		355,237,139

	Shares
SHORT-TERM INVESTMENT — 0.7%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $2,643,094)(w) (Note 4)	2,643,094	2,643,094

TOTAL INVESTMENTS(o) — 99.5% (cost $344,437,075)		357,880,233
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 0.5%		1,858,068

NET ASSETS — 100.0%		$359,738,301

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
MXN	Mexican Peso

*	Non-income producing security.

(o)	As of June 30, 2008, 129 securities representing $217,620,521 and 60.5% of the total net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below).

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund— Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at June 30, 2008:

Sale Contracts	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro, Expiring 12/19/08	EUR6,862	$10,532,965	$10,707,928	$(174,963)
British Pound, Expiring 12/19/08	GBP1,118	2,159,518	2,195,581	(36,063)
Mexican Peso, Expiring 12/08/08	MXN 72,804	6,926,722	6,899,092	27,630
Swiss Franc, Expiring 12/23/08	CHF1,990	1,905,637	1,951,109	(45,472)

		$21,524,842	$21,753,710	$(228,868)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$140,259,712	—
Level 2—Other Significant Observable Inputs	217,620,521	$(228,868)
Level 3—Significant Unobservable Inputs	—	—

Total	$357,880,233	$(228,868)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Telecommunications	10.7%
Financial – Bank & Trust	8.5
Pharmaceuticals	8.3
Oil, Gas & Consumable Fuels	7.7
Insurance	7.1
Chemicals	6.3
Automobile Manufacturers	4.8
Oil & Gas	2.4
Food	2.4
Electric	2.0
Entertainment & Leisure	2.0
Leisure Equipment & Products	2.0
Beverages	1.9
Electric Utilities	1.9
Retail	1.8
Transportation	1.7
Diversified Operations	1.6
Media	1.6
Wireless Telecommunication Services	1.4
Food Products	1.3
Consumer Products & Services	1.3
Electronics	1.2
Diversified Financial Services	1.1
Machinery – Construction & Mining	1.1
Banks	1.0
Computer Services & Software	1.0
Airlines	0.9
Real Estate	0.8
Aerospace	0.8
Affiliated Money Market Mutual Fund	0.7
Metals & Mining	0.7
Automotive Parts	0.7
Automobiles	0.6
Iron/Steel	0.6
Computer Hardware	0.6
Home Furnishings	0.6
Distribution/Wholesale	0.6
Diversified	0.6
Office Equipment	0.5
Retail & Merchandising	0.5
Gaming	0.5
Financial Services	0.5
Telecom – Cellular	0.4
Building Materials	0.4
Semiconductor Components	0.4
Electronic Components	0.3
Multimedia	0.3
Steel Producers/Products	0.3
Aerospace & Defense	0.2
Machinery & Equipment	0.2
Commercial Banks	0.2
Furniture	0.2
Food & Beverage	0.2
Machinery	0.2
Farming & Agriculture	0.2
Insurance – Property Insurance	0.2
Independent Power Producers & Energy Traders	0.2
Auto/Trucks Parts & Equipment	0.2
Miscellaneous Manufacturing	0.2

Healthcare – Services	0.2%
Rubber/Plastic Products	0.2
Agriculture	0.1
Diversified Machinery	0.1
Paper & Forest Products	0.1
Textiles	0.1
Engineering/Construction	0.1

99.5
Other assets in excess of liabilities	0.5

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A26

SP INTERNATIONAL VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments at value:
Unaffiliated investments (cost $341,793,981)	$355,237,139
Affiliated investments (cost $2,643,094)	2,643,094
Foreign currency, at value (cost $1,550,971)	1,581,550
Tax reclaim receivable	1,691,897
Dividends and interest receivable	922,670
Receivable for investments sold	191,323
Unrealized appreciation on foreign currency forward contracts	27,630
Receivable for Series shares sold	19,663
Prepaid expenses	2,039

Total Assets	362,317,005

LIABILITIES
Payable to custodian	1,006,175
Payable for investments purchased	840,044
Management fee payable	262,698
Unrealized depreciation on foreign currency forward contracts	256,498
Accrued expenses and other liabilities	184,638
Payable for Series shares repurchased	27,995
Transfer agent fees payable	656

Total Liabilities	2,578,704

NET ASSETS	$359,738,301

Net assets were comprised of:
Paid-in capital	$337,618,301
Retained earnings	22,120,000

Net assets, June 30, 2008	$359,738,301

Net asset value and redemption price per share, $359,738,301 / 47,256,208 outstanding shares of beneficial interest	$7.61

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,047,180 foreign withholding tax)	$8,441,866
Affiliated dividend income	74,792
Interest income	2,724

8,519,382

EXPENSES
Management fee	1,816,169
Custodian’s fees and expenses	137,000
Shareholders’ reports	25,000
Audit fee	11,000
Loan interest expense (Note 8)	9,399
Trustees’ fees	8,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Transfer agent’s fees and expenses (including affiliated expense of $1,900) (Note 4)	2,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	11,737

Total expenses	2,027,305

NET INVESTMENT INCOME	6,492,077

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	5,471,617
Foreign currency transactions	(2,767,523)

2,704,094

Net change in unrealized appreciation (depreciation) on:
Investments	(74,422,411)
Foreign currencies	385,880

(74,036,531)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(71,332,437)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(64,840,360)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$6,492,077	$9,309,748
Net realized gain on investment and foreign currency transactions	2,704,094	53,972,399
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(74,036,531)	24,169,653

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(64,840,360)	87,451,800

DISTRIBUTIONS	(63,282,147)	(103,097,386)

SERIES SHARE TRANSACTIONS:
Series shares sold [720,935 and 3,727,566 shares, respectively]	7,082,714	45,503,186
Series shares issued in reinvestment of distributions [8,000,271 and 9,781,536, respectively]	63,282,147	103,097,386
Series shares repurchased [7,914,419 and 9,807,700 shares, respectively]	(76,134,821)	(126,710,224)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(5,769,960)	21,890,348

TOTAL INCREASE (DECREASE) IN NET ASSETS	(133,892,467)	6,244,762
NET ASSETS:
Beginning of period	493,630,768	487,386,006

End of period	$359,738,301	$493,630,768

SEE NOTES TO FINANCIAL STATEMENTS.

A27

SP MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 95.8%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace — 1.1%
CAE, Inc. (Canada)	110,000	$1,241,900

Agriculture — 1.0%
Lorillard, Inc.*	5,500	380,380
Viterra, Inc. (Canada)	50,000	700,000

		1,080,380

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.(a)	17,100	937,764

Banks — 1.0%
Northern Trust Corp.	16,100	1,103,977

Beverages — 0.8%
Central European Distribution Corp.,*(a)	13,000	963,950

Biotechnology — 0.7%
Illumina, Inc.*(a)	8,500	740,435

Business Services — 2.6%
LKQ Corp.*	41,000	740,870
Mastercard, Inc. (Class A Stock)	6,500	1,725,880
Total System Services, Inc.	20,000	444,400

		2,911,150

Capital Markets — 1.0%
Lazard Ltd. (Class A Stock) (Bermuda)	34,000	1,161,100

Chemicals — 2.9%
Airgas, Inc.	30,000	1,751,700
Ecolab, Inc.	34,900	1,500,351

		3,252,051

Commercial Services — 4.8%
Alliance Data Systems Corp.*	21,000	1,187,550
CoStar Group, Inc.*(a)	12,500	555,625
FTI Consulting, Inc.*(a)	9,000	616,140
Iron Mountain, Inc.*	40,600	1,077,930
Pharmaceutical Product Development, Inc.	27,000	1,158,300
VistaPrint Ltd. (Bermuda)*(a)	30,000	802,800

		5,398,345

Commercial Services & Supplies — 1.2%
Corrections Corp. of America*	49,000	1,346,030

Computer Hardware — 1.5%
Cognizant Technology Solutions Corp, (Class A Stock)*(a)	52,500	1,706,775

Computer Services & Software — 4.9%
Activision, Inc.*(a)	79,100	2,694,937
IHS, Inc. (Class A Stock)*(a)	20,400	1,419,840
Omniture, Inc.*(a)	18,000	334,260
Salesforce.Com, Inc.*(a)	15,000	1,023,450

		5,472,487

Construction — 0.7%
Shaw Group, Inc.*(a)	12,000	741,480

Distribution/Wholesale — 0.8%
Fastenal Co.(a)	20,400	880,464

Diversified Financial Services — 1.1%
Intercontinental Exchange, Inc.*(a)	11,000	1,254,000

COMMON STOCKS (continued)	Shares	Value (Note 2)

Education — 3.2%
DeVry, Inc.	33,000	$1,769,460
Strayer Education, Inc.(a)	8,500	1,777,095

		3,546,555

Electronic Components — 3.5%
AMETEK, Inc.	26,000	1,227,720
Dolby Laboratories, Inc. (Class A Stock)*	35,500	1,430,650
Trimble Navigation Ltd.*(a)	35,000	1,249,500

		3,907,870

Electronics — 0.4%
FLIR Systems, Inc.*(a)	10,500	425,985

Energy – Alternate Sources — 0.7%
Covanta Holding Corp.*(a)	28,500	760,665

Engineering/R&D Services — 1.7%
Fluor Corp.	10,000	1,860,800

Entertainment & Leisure — 2.1%
Melco PBL Entertainment (Macau) Ltd., ADR (Hong Kong)*	31,800	296,376
Scientific Games Corp. (Class A Stock)*(a)	22,500	666,450
WMS Industries, Inc.*(a)	46,000	1,369,420

		2,332,246

Environmental Control — 1.6%
Clean Harbors, Inc.*(a)	7,000	497,420
Stericycle, Inc.*	26,000	1,344,200

		1,841,620

Financial Services — 2.6%
Affiliated Managers Group, Inc.*(a)	11,000	990,660
FCStone Group, Inc.*(a)	18,500	516,705
Visa, Inc.*	17,000	1,382,270

		2,889,635

Food — 0.6%
Wimm-Bill-Dann Foods Ojsc (Russia)*(a)	6,000	631,320

Food & Drug Retailers — 1.0%
Perrigo Co.(a)	36,000	1,143,720

Healthcare Equipment & Supplies — 1.3%
Intuitive Surgical, Inc.*(a)	5,500	1,481,700

Healthcare Products — 4.8%
C.R. Bard, Inc.	15,000	1,319,250
Gen-Probe, Inc.*	19,700	935,356
Hologic, Inc.*(a)	65,000	1,417,000
IDEXX Laboratories, Inc.*(a)	15,500	755,470
Myriad Genetics, Inc.*(a)	20,500	933,160

		5,360,236

Hotel/Resort & Entertainment Property — 0.5%
Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)	13,500	586,440

Internet — 0.4%
Equinix, Inc.*(a)	5,500	490,710

Machinery — 0.5%
AGCO Corp.*(a)	11,000	576,510

SEE NOTES TO FINANCIAL STATEMENTS.

A28

SP MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Manufacturing — 1.0%
Danaher Corp.	15,000	$1,159,500

Medical Supplies & Equipment — 1.7%
Charles River Laboratories International, Inc.*(a)	10,500	671,160
Wright Medical Group, Inc.*(a)	43,000	1,221,630

		1,892,790

Metals & Mining — 1.2%
Precision Castparts Corp.	14,000	1,349,180

Oil & Gas — 3.1%
Continental Resources, Inc.*(a)	19,000	1,317,080
Smith International, Inc.	19,000	1,579,660
Ultra Petroleum Corp. (Canada)*	6,000	589,200

		3,485,940

Oil & Gas Services — 3.7%
CARBO Ceramics, Inc.	10,000	583,500
Core Laboratories NV ADR (Netherlands)*(a)	6,750	960,862
ION Geophysical Corp.*(a)	38,800	677,060
National-Oilwell Varco, Inc.*	22,000	1,951,840

		4,173,262

Oil, Gas & Consumable Fuels — 9.1%
Concho Resources, Inc.*	35,000	1,305,500
Denbury Resources, Inc.*	76,500	2,792,250
Nabors Industries Ltd.*(a)	26,000	1,279,980
Range Resources Corp.	37,000	2,424,980
Southwestern Energy Co.*(a)	21,000	999,810
XTO Energy, Inc.	20,000	1,370,200

		10,172,720

Pharmaceuticals — 3.6%
Biomarin Pharmaceutical, Inc.*(a)	25,000	724,500
Express Scripts, Inc.*(a)	19,000	1,191,680
United Therapeutics Corp.*(a)	13,100	1,280,525
VCA Antech, Inc.*(a)	29,300	813,954

		4,010,659

Retail & Merchandising — 3.5%
GameStop Corp.*(a)	28,000	1,131,200
Ross Stores, Inc.	31,000	1,101,120
Shoppers Drug Mart Corp.	30,000	1,652,654

		3,884,974

Retail – Auto Parts — 0.5%
Copart, Inc.*(a)	13,500	578,070

Retail Apparel — 0.7%
Abercrombie & Fitch Co. (Class A Stock)(a)	12,000	752,160

Semiconductors — 3.1%
Cavium Networks, Inc.*(a)	20,500	430,500
Itron, Inc.*(a)	9,000	885,150
Microchip Technology, Inc.(a)	20,500	626,070
Microsemi Corp.*(a)	33,500	843,530
Varian Semiconductor Equipment Associates, Inc.*(a)	19,400	675,508

		3,460,758

COMMON STOCKS (continued)	Shares	Value (Note 2)

Software — 3.1%
Ansys, Inc.*(a)	33,500	$1,578,520
Autodesk, Inc.*(a)	18,000	608,580
Blackboard, Inc.*	6,200	237,026
Cerner Corp.*(a)	12,500	564,750
Citrix Systems, Inc.*	17,700	520,557

		3,509,433

Specialty Retail — 1.1%
Urban Outfitters, Inc.*(a)	40,500	1,263,195

Telecommunications — 6.5%
American Tower Corp. (Class A Stock)*	37,100	1,567,475
Harris Corp.	25,000	1,262,250
Juniper Networks, Inc.*(a)	32,100	711,978
NII Holdings, Inc.*(a)	30,000	1,424,700
Nortel Networks Corp. (Canada)*	52,113	428,369
SBA Communications Corp. (Class A Stock)*(a)	51,500	1,854,515

		7,249,287

Textiles, Apparel & Luxury Goods — 0.8%
Guess?, Inc.	24,500	917,525

Transportation — 1.3%
Expeditors International Washington, Inc.(a)	20,500	881,500
J.B. Hunt Transport Services, Inc.(a)	19,000	632,320

		1,513,820

TOTAL LONG-TERM INVESTMENTS (cost $103,926,167)		107,401,573

SHORT-TERM INVESTMENT — 47.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $53,120,838; includes $47,534,288 of cash collateral for securities on loan)(b)(w) (Note 4)	53,120,838	53,120,838

TOTAL INVESTMENTS — 143.2% (cost $157,047,005)		160,522,411
LIABILITIES IN EXCESS OF OTHER ASSETS — (43.2)%		(48,416,521)

NET ASSETS — 100.0%		$112,105,890

The following abbreviation is use in the portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $45,533,220; cash collateral of $47,534,288 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

SP MID-CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$160,522,411	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$160,522,411	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (42.4% represents investments purchased with collateral from securities on loan)	47.4%
Oil, Gas & Consumable Fuels	9.1
Telecommunications	6.5
Computer Services & Software	4.9
Commercial Services	4.8
Healthcare Products	4.8
Oil & Gas Services	3.7
Pharmaceuticals	3.6
Electronic Components	3.5
Retail & Merchandising	3.5
Education	3.2
Software	3.1
Oil & Gas	3.1
Semiconductors	3.1
Chemicals	2.9
Business Services	2.6
Financial Services	2.6
Entertainment & Leisure	2.1
Medical Supplies & Equipment	1.7
Engineering/R&D Services	1.7
Environmental Control	1.6
Computer Hardware	1.5
Transportation	1.3
Healthcare Equipment & Supplies	1.3
Metals & Mining	1.2

Commercial Services & Supplies	1.2%
Specialty Retail	1.1
Diversified Financial Services	1.1
Aerospace	1.1
Capital Markets	1.0
Manufacturing	1.0
Food & Drug Retailers	1.0
Banks	1.0
Agriculture	1.0
Beverages	0.8
Air Freight & Logistics	0.8
Textiles, Apparel & Luxury Goods	0.8
Distribution/Wholesale	0.8
Energy – Alternate Sources	0.7
Retail Apparel	0.7
Construction	0.7
Biotechnology	0.7
Food	0.6
Hotel/Resort & Entertainment Property	0.5
Retail – Auto Parts	0.5
Machinery	0.5
Internet	0.4
Electronics	0.4

143.2
Liabilities in excess of other assets	(43.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A30

SP MID-CAP GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments at value, including securities on loan of $45,533,220:
Unaffiliated investments (cost $103,926,167)	$107,401,573
Affiliated investments (cost $53,120,838)	53,120,838
Receivable for investments sold	486,544
Dividends and interest receivable	63,425
Receivable for Series shares sold	5,705
Prepaid expenses	1,061

Total Assets	161,079,146

LIABILITIES
Collateral for securities on loan	47,534,288
Payable for investments purchased	1,075,166
Payable for Series shares repurchased	169,752
Accrued expenses and other liabilities	94,302
Management fee payable	75,230
Payable to custodian	22,454
Deferred trustees’ fees	1,296
Transfer agent fees payable	768

Total Liabilities	48,973,256

NET ASSETS	$112,105,890

Net assets were comprised of:
Paid-in capital	$118,114,054
Retained earnings	(6,008,164)

Net assets, June 30, 2008	$112,105,890

Net asset value and redemption price per share, $112,105,890 / 21,004,779 outstanding shares of beneficial interest	$5.34

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $1,927 foreign withholding tax)	$154,163
Affiliated income from securities lending, net	114,918
Affiliated dividend income	98,808

367,889

EXPENSES
Management fee	462,929
Custodian’s fees and expenses	25,000
Audit fee	9,000
Trustees’ fees	5,000
Legal fees and expenses	2,000
Insurance expenses	1,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000) (Note 4)	1,000
Commitment fee on syndicated credit agreement	500
Miscellaneous	2,180

Total expenses	508,609

NET INVESTMENT LOSS	(140,720)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(9,242,579)
Net change in unrealized appreciation (depreciation) on investments	(4,870,356)

NET LOSS ON INVESTMENTS	(14,112,935)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,253,655)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(140,720)	$(408,265)
Net realized gain (loss) on investment transactions	(9,242,579)	24,789,919
Net change in unrealized appreciation (depreciation) on investments	(4,870,356)	(4,065,241)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,253,655)	20,316,413

DISTRIBUTIONS	(24,381,654)	(11,224,860)

SERIES SHARE TRANSACTIONS:
Series shares sold [527,096 and 1,258,734 shares, respectively]	3,568,112	9,512,072
Series shares issued in reinvestment of distributions [4,377,317 and 1,502,659, respectively]	24,381,654	11,224,860
Series shares repurchased [1,808,678 and 3,690,457 shares, respectively]	(12,038,703)	(28,108,838)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	15,911,063	(7,371,906)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,724,246)	1,719,647
NET ASSETS:
Beginning of period	134,830,136	133,110,489

End of period	$112,105,890	$134,830,136

SEE NOTES TO FINANCIAL STATEMENTS.

A31

SP PIMCO HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 102.4% BANK NOTES(c) — 6.8%	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#			Value (Note 2)

Chrysler Finco Term, 144A (original cost $1,885,750; purchased 07/31/07 - 11/28/07)(f)(g)	Ba-	6.78%	08/03/14		$1,985		$1,627,700
Community Health System, Term B (original cost $34,803; purchased 06/28/07)(f)(g)	Ba	4.00%	07/02/14		35		32,761
Community Health System, Term B (original cost $164,254; purchased 06/03/08)(f)(g)	Ba	4.73%	07/25/14		164		155,188
Community Health System, Term B (original cost $516,241; purchased 06/28/07 -12/18/07)(f)(g)	Ba	4.90%	07/02/14		516		485,962
Ford Motor Corp. (original cost $1,666,226; purchased 12/12/06 - 05/21/08)(f)(g)	Ba-	5.48%	11/29/13		1,733		1,394,713
HCA, Inc. (original cost $738,750; purchased 11/14/06)(f)(g)	Ba-	5.05%	11/14/13		739		692,794
Healthsouth Corp. (original cost $1,175; purchased 04/20/07)(f)(g)	B(d)	4.89%	02/02/13		1		1,108
Healthsouth Corp. (original cost $179; purchased 03/07/06 - 01/10/08)(f)(g)	B(d)	5.29%	02/02/13		—	(r)	168
Idearc, Inc., Term B (original cost $55,928; purchased 03/27/08 - 04/02/08)(f)(g)	Ba+	4.49%	11/17/14		64		50,859
Idearc, Inc., Term B (original cost $1,176,766; purchased 02/07/08 - 03/27/08)(f)(g)	Ba+	4.80%	11/17/14		1,429		1,138,934
MGM Studios (original cost $973,816; purchased 12/18/06)(f)(g)	Ba-	6.05%	04/08/12		982		802,070
Nordic Telephone (Denmark) (original cost $367,238; purchased 04/19/06)(f)(g)	Ba+	6.34%	11/30/13	EUR	365		550,795
Nordic Telephone (Denmark) (original cost $442,735; purchased 04/19/06)(f)(g)	Ba+	6.59%	11/30/14	EUR	440		673,104
Roundy’s, Inc., Term B (original cost $975,150; purchased 11/01/05 - 11/12/07)(f)(g)	Ba-	5.23%	10/27/11		975		934,016
Thompson Learning, Term B (original cost $983,683; purchased 06/27/07)(f)(g)	B+(d)	4.98%	06/27/14		993		898,709
Tribune Co., Term B (original cost $451,091; purchased 06/18/08)	Ba	5.48%	06/04/14		596		438,437
Tribune Co., Term X (original cost $326,667; purchased 05/17/07)(f)(g)	Ba	5.48%	05/30/09		327		312,375
Univision Communication (original cost $60,403; purchased 10/12/07)(f)(g)	Ba-	4.73%	09/15/14		60		49,515
Univision Communication (original cost $939,597; purchased 03/16/07)(f)(g)	Ba-	5.15%	09/15/14		940		770,235
VNU/Nielsen Finance LLC (original cost $1,963,856; purchased 08/08/06 -05/21/08)(f)(g)	B+(d)	4.73%	08/08/13		1,970		1,833,867
Wind Acquisition Finance SA, Term B (original cost $350,589; purchased 12/07/06 - 04/18/08)(f)(g)	B-(d)	9.98%	12/21/11		351		349,421

TOTAL BANK NOTES (cost $14,288,348)							13,192,731

CORPORATE BONDS — 85.9%
Advertising — 1.3%
R.H. Donnelley Corp., Sr. Disc. Notes	B3	6.875%	01/15/13		175		104,125
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	8.875%	01/15/16		2,775		1,665,000
R.H. Donnelley Corp., Sr. Unsec’d. Notes, 144A (original cost $1,235,188; purchased 09/19/07 - 09/27/07)(f)(g)	B3	8.875%	10/15/17		1,225		728,875

							2,498,000

Aerospace & Defense — 0.5%
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%	06/15/12		960		969,600

Airlines — 0.1%
United AirLines, Inc., Series 01-1, Pass-Through Certificates	Ba2	6.201%	03/01/10		163		160,039
United AirLines, Inc., Series 01-1, Pass-Through Certificates	Ba2	6.602%	03/01/15		97		94,841

							254,880

Apparel — 0.1%
Quiksilver, Inc., Gtd. Notes	Ba3	6.875%	04/15/15		275		233,750

Automotive — 3.7%
Allison Transmission, Gtd. Notes, 144A (original cost $814,281; purchased 10/11/07 - 05/09/08)(f)(g)	Caa1	11.00%	11/01/15		850		760,750

SEE NOTES TO FINANCIAL STATEMENTS.

A32

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Automotive (continued)
Allison Transmission Gtd. Notes, PIK, 144A (original cost $219,875; purchased 10/12/07 - 01/18/08)(f)(g)	Caa1	11.25%		11/01/15	$225	$194,625
ArvinMeritor, Inc., Sr. Unsec’d. Notes	B2	8.125%		09/15/15	655	514,175
ArvinMeritor, Inc., Sr. Unsec’d. Notes	B2	8.75%		03/01/12	1,180	1,038,400
Cooper-Standard Automotive, Inc., Gtd. Notes	B3	7.00%		12/15/12	570	475,950
Ford Motor Co., Sr. Unsec’d. Notes	Caa1	9.215%		09/15/21	100	67,000
General Motors Corp., Sr. Unsec’d. Notes	Caa1	7.40%		09/01/25	50	25,750
General Motors Corp., Sr. Unsec’d. Notes	Caa1	7.70%		04/15/16	1,550	941,625
General Motors Corp., Sr. Unsec’d. Notes	Caa1	8.25%		07/15/23	400	233,000
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes	Ba3	9.00%		07/01/15	652	650,370
Tenneco, Inc., Sr. Sec’d. Notes	Ba3	10.25%		07/15/13	351	367,234
Tenneco, Inc., Sr. Unsec’d. Notes, 144A (original cost $616,337; purchased 11/01/07 - 05/09/08)(f)(g)	B2	8.125%		11/15/15	615	556,575
TRW Automotive, Inc. Gtd. Notes, 144A (original cost $245,938; purchased 03/21/07)(f)(g)	Ba3	7.00%		03/15/14	250	216,875
TRW Automotive, Inc. Gtd. Notes, 144A (original cost $1,326,975; purchased 03/14/07 - 02/25/08)(f)(g)	Ba3	7.25%		03/15/17	1,375	1,155,000

						7,197,329

Business Services — 0.7%
NSG Holdings LLC/NSG Holdings, Inc., Sr. Sec’d. Notes, 144A (original cost $798,541; purchased 03/06/07 - 05/20/08)(f)(g)	Ba2	7.75%		12/15/25	800	788,000
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $175,000; purchased 04/25/07)(f)(g)	B1	6.75%		05/01/14	175	158,375
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $175,000; purchased 04/25/07)(f)(g)	B1	7.00%		05/01/17	175	154,438
TransCapitalInvest Ltd. for OJSC AK Transneft, Notes (Ireland)	A2	6.103%		06/27/12	325	327,031

						1,427,844

Cable — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	Caa1	8.75%		11/15/13	1,915	1,761,800
Charter Communications Operating LLC, Sr. Sec’d. Notes, 144A (original cost $91,288; purchased 03/27/08)(f)(g)	B3	8.375%		04/30/14	100	94,750

						1,856,550

Chemicals — 1.6%
Chemtura Corp., Gtd. Notes	Ba2	6.875%		06/01/16	325	281,125
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom) (original cost $1,604,325; purchased 06/08/06 - 05/02/08)(f)(g)	B3	8.50%		02/15/16	1,750	1,150,625
Nalco Co., Gtd. Notes	B3	8.875%		11/15/13	610	625,250
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.50%		11/15/14	1,025	1,007,062

						3,064,062

Commercial Services — 1.2%
Aramark Corp., Gtd. Notes	B3	6.373%	(c)	02/01/15	100	93,500
Aramark Corp., Gtd. Notes	B3	8.50%		02/01/15	1,125	1,102,500
United Rentals North America, Inc., Gtd. Notes	B1	6.50%		02/15/12	1,350	1,215,000

						2,411,000

Computer Services & Software — 1.9%
First Data Corp. Gtd. Notes, 144A (original cost $2,627,250; purchased 10/16/07 - 06/20/08)(f)(g)	B3	9.875%		09/24/15	2,825	2,457,750
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba1	3.631%	(c)	10/01/09	825	802,312
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba1	6.375%		10/01/11	500	483,750

						3,743,812

Containers & Packaging — 0.9%
Berry Plastics Holding Corp., Gtd. Notes	Caa1	8.875%		09/15/14	925	800,125
Crown Americas LLC/Crown Americas Capital Corp., Gtd. Notes	B1	7.625%		11/15/13	200	199,500
Crown Americas LLC/Crown Americas Capital Corp., Gtd. Notes	B1	7.75%		11/15/15	700	700,000

						1,699,625

SEE NOTES TO FINANCIAL STATEMENTS.

A33

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Distribution/Wholesale — 0.8%
Buhrmann US, Inc., Gtd. Notes	B2	8.25%		07/01/14		$1,500	$1,638,750

Diversified — 0.3%
Actuant Corp., Gtd. Notes	Ba2	6.875%		06/15/17		520	510,900

Diversified Financial Services — 13.2%
AES Red Oak LLC, Sr. Sec’d. Notes	B1	8.54%		11/30/19		933	968,157
American Express Co., Sr. Unsec’d. Notes	A1	7.00%		03/19/18		1,750	1,771,485
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	5.875%		05/02/13		200	198,835
Bank of America Corp., Jr. Sub. Notes	A1	8.00%	(c)	12/29/49		3,025	2,834,032
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A (original cost $350,000; purchased 10/31/05)(f)(g)	B2	8.00%		11/15/13		350	301,000
Citigroup, Inc., Jr. Sub. Notes	A2	8.40%	(c)	04/29/49		2,900	2,756,769
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.50%		04/11/13		5	4,880
El Paso Performance Linked Trust, Sr. Unsec’d. Notes, 144A (original cost $1,126,938; purchased 04/08/08 - 06/25/08)(f)(g)	Ba3	7.75%		07/15/11		1,100	1,108,175
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	5.625%		10/01/08		540	530,838
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.80%		06/01/12		2,800	2,165,537
Ford Motor Credit Co., Sr. Unsec’d. Notes	B1	5.70%		01/15/10		380	324,205
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	6.15%		04/01/18		375	363,810
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	5.95%		01/18/18		400	383,983
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	6.75%		10/01/37		1,200	1,097,695
JET Equipment Trust Equipment Trust, 144A (original cost $126,647; purchased 03/04/02)(f)(g)(i)	NR	10.00%		12/15/13		137	114,806
JET Equipment Trust, Sr. Unsec’d. Notes, 144A (original cost $12,272; purchased 10/18/01)(f)(g)	NR	7.63%		02/15/15		11	55
KRATON Polymers Capital Corp., Gtd. Notes	Caa1	8.125%		01/15/14		775	395,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	5.625%		01/24/13		775	733,541
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	6.875%		05/02/18		325	314,634
Lehman Brothers Holdings, Inc., Sub. Notes	A2	6.75%		12/28/17		200	187,885
Lehman Brothers Holdings, Inc., Sub. Notes	A2	7.50%		05/11/38		650	602,920
LVB Acquisition Merger Sub, Inc., Gtd. Notes, 144A (original cost $529,625; purchased 09/21/07 - 10/19/07)(f)(g)	B3	10.00%		10/15/17		550	587,125
LVB Acquisition Merger Sub, Inc., Gtd. Notes, 144A (original cost $3,356,463; purchased 09/21/07 - 03/11/08)(f)(g)	Caa1	11.625%		10/15/17		3,320	3,519,200
LVB Acquisition Merger Sub, Inc., Gtd. Notes, PIK, 144A (original cost $610,500; purchased 10/10/07 - 11/16/07)(f)(g)	B3	10.375%		10/15/17		600	636,000
Merrill Lynch & Co., Inc., Notes, MTN	A1	6.875%		04/25/18		1,275	1,213,451
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A1	4.966%	(c)	05/12/10		400	393,655
SLM Corp., Sr. Unsec’d. Notes	Baa2	3.08%	(c)	07/26/10		150	133,114
SLM Corp., Sr. Unsec’d. Notes	Baa2	3.13%	(c)	07/25/08		300	298,983
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15		100	91,000
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $297,830; purchased 03/13/07)(f)(g)	Baa2	6.625%		03/20/17		300	265,500
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $398,716; purchased 07/13/06)(f)(g)	Baa2	7.50%		07/18/16		400	378,480
Universal City Florida Holding Co. I/II, Sr. Notes	B3	7.623%	(c)	05/01/10		50	48,250
Universal City Florida Holding Co. I/II, Sr. Notes	B3	8.375%		05/01/10		950	940,500

							25,663,750

Diversified Manufacturing — 0.6%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada) (original cost $700,000; purchased 11/10/06)(f)(g)	Ba2	7.25%		11/15/16	EUR	700	1,109,140

Electric — 3.5%
AES Corp. (The), Sr. Notes, 144A (original cost $100,000; purchased 05/14/08)(f)(g)	B1	8.00%		06/01/20		100	96,500
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17		625	612,500
Energy Future Holdings Corp., Gtd. Notes, 144A (original cost $3,541,650; purchased 11/07/07 - 05/13/08)(f)(g)	B3	10.875%		11/01/17		3,500	3,535,000

SEE NOTES TO FINANCIAL STATEMENTS.

A34

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Electric (continued)
Energy Future Holdings Corp., Gtd. Notes, PIK, 144A (original cost $130,813; purchased 04/23/08 - 04/29/08)(f)(g)	B3	11.25%		11/01/17	$125	$124,688
Intergen NV, Sr. Sec’d. Notes, 144A (Netherlands) (original cost $844,507; purchased 04/14/08 - 06/06/08)(f)(g)	Ba3	9.00%		06/30/17	800	828,000
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A (original cost $644,087; purchased 04/02/08 - 04/25/08)(f)(g)	Ba1	7.25%		04/01/16	645	635,325
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, 144A (original cost $950,031; purchased 04/04/08 - 06/20/08)(f)(g)	B3	10.25%		11/01/15	925	906,500
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, PIK, 144A (original cost $177,188; purchased 04/16/08)(f)(g)	B3	10.50%		11/01/16	175	169,312

						6,907,825

Electronic Components — 1.0%
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.625%		07/01/13	450	432,000
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.875%		07/01/11	900	900,000
Legrand France SA, Unsub. Notes (France)	Baa3	8.50%		02/15/25	500	562,185

						1,894,185

Environmental Services — 1.0%
Allied Waste North America, Inc., Sr. Sec’d. Notes	B1	7.125%		05/15/16	625	621,875
Allied Waste North America, Inc., Sr. Sec’d. Notes	B1	7.25%		03/15/15	370	369,075
Cie Gen Geophysique, Gtd. Notes (France)	Ba3	7.50%		05/15/15	325	324,187
Cie Gen Geophysique, Gtd. Notes (France)	Ba3	7.75%		05/15/17	600	600,750

						1,915,887

Financial – Bank & Trust — 4.6%
American Express Bank FSB, Notes (original cost $897,903; purchased 04/11/08)(f)(g)	Aa3	5.50%		04/16/13	900	880,001
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $1,189,552; purchased 12/13/07 - 12/19/07)(f)(g)	Aa3	7.434%	(c)	09/29/49	1,150	1,078,674
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $496,782; purchased 12/07/07)(f)(g)	Aa2	6.05%		12/04/17	500	490,097
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $421,670; purchased 04/18/08)(f)(g)	Aa2	7.70%	(c)	04/29/49	425	428,579
C8 Capital SPV Ltd., Notes, 144A (British Virgin Islands) (original cost $800,000; purchased 02/06/07)(f)(g)	BBB-(d)	6.64%	(c)	12/29/49	800	741,536
HBOS PLC, Sub. Notes, 144A (United Kingdom) (original cost $398,349; purchased 05/15/08)(f)(g)	Aa3	6.75%		05/21/18	400	382,547
HSBC Holdings PLC, Sub. Notes (United Kingdom)	Aa3	6.50%		09/15/37	1,100	1,002,742
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	Aa3	7.64%	(c)	03/31/49	1,300	1,188,628
Royal Bank of Scotland Group PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $453,906; purchased 06/06/08 - 06/11/08)(f)(g)	A1	6.99%	(c)	10/29/49	500	450,014
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $597,533; purchased 10/18/07 - 12/13/07)(f)(g)	Aa2	6.671%	(c)	10/29/49	600	579,637
UBS AG, Notes, MTN (Switzerland)	Aa2	5.75%		04/25/18	1,300	1,240,481
UBS Preferred Funding Trust V, Gtd. Notes	A1	6.243%	(c)	05/29/49	250	219,054
Wells Fargo Capital XIII, Notes, MTN	Aa3	7.70%	(c)	12/29/49	300	298,214

						8,980,204

Foods — 1.5%
Albertson’s, Inc., LLC, Sr. Unsec’d. Notes	B1	6.57%		02/23/28	300	241,125
Albertson’s, Inc., LLC, Sr. Unsec’d. Notes	B1	7.45%		08/01/29	810	766,228
Albertson’s, Inc., LLC, Sr. Unsec’d. Notes	B1	7.75%		06/15/26	630	617,842
American Stores Co., Sr. Unsec’d. Notes	B1	8.00%		06/01/26	400	404,405
Ingles Markets, Inc., Sr. Sub. Notes	B2	8.875%		12/01/11	975	987,188

						3,016,788

Forest & Paper Products — 3.4%
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.25%		02/15/13	900	783,000
Georgia Pacific LLC, Debs.	B2	7.70%		06/15/15	150	141,750
Georgia Pacific LLC, Debs.	B2	9.50%		12/01/11	225	228,656

SEE NOTES TO FINANCIAL STATEMENTS.

A35

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#			Value (Note 2)

Forest & Paper Products (continued)
Georgia Pacific LLC, Gtd. Notes, 144A (original cost $870,625; purchased 12/28/07 - 03/12/08)(f)(g)	Ba3	7.00%		01/15/15		$900		$846,000
Georgia Pacific LLC, Gtd. Notes, 144A (original cost $1,550,000; purchased 07/19/07 - 01/24/08)(f)(g)	Ba3	7.125%		01/15/17		1,625		1,527,500
Georgia Pacific LLC, Sr. Unsec’d. Notes	B2	7.375%		12/01/25		1,350		1,140,750
Georgia Pacific LLC, Sr. Unsec’d. Notes	B2	8.00%		01/15/24		100		92,500
Smurfit Capital Funding PLC, Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25		700		630,000
Verso Paper Holdings LLC/Verson Paper, Inc., Sr. Sec’d. Notes	B2	9.125%		08/01/14		1,175		1,148,563

								6,538,719

Gaming — 1.5%
Harrahs Operating Co., Inc., Gtd. Notes, 144A (original cost $494,500; purchased 05/09/08)(f)(g)	B3	10.75%		02/01/16		575		477,250
MGM Mirage, Gtd. Notes	Ba2	6.625%		07/15/15		725		581,812
Mirage Resorts, Inc., Gtd. Notes	Ba2	7.25%		08/01/17		500		431,250
Station Casinos, Inc., Sr. Unsec’d. Notes	B2	7.75%		08/15/16		885		677,025
Wynn Las Vegas LLC, First Mortgage	Ba2	6.625%		12/01/14		795		727,425

								2,894,762

Healthcare Services — 1.7%
Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15		2,290		2,304,313
Health Management Associates, Inc., Sr. Notes	Ba	6.13%		03/10/13		—	(r)	169
Health Management Associates, Inc., Sr. Unsec’d. Notes	BB-(d)	6.125%		04/15/16		600		525,000
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%		10/01/18		500		498,750

								3,328,232

Hospitals/Hospital Management — 4.5%
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15		755		734,237
Fresenius Medical Care Capital Trust IV, Gtd. Notes	Ba3	7.875%		06/15/11		1,425		1,474,875
HCA, Inc., Sr. Sec’d. Notes	B2	9.25%		11/15/16		6,320		6,509,600

								8,718,712

Insurance — 0.4%
American International Group, Inc., Jr. Sub. Debs., 144A (original cost $426,332; purchased 05/13/08 - 05/14/08)(f)(g)	A1	8.175%	(c)	05/15/68		425		399,971
American International Group, Inc., Sr. Unsec’d. Notes	Aa3	5.85%		01/16/18		500		468,427

								868,398

Machinery & Equipment — 0.5%
Chart Industries, Inc., Sr. Sub. Notes	B3	9.125%		10/15/15		1,000		1,037,500

Media — 4.8%
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	6.75%		04/15/12		100		94,000
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.625%		07/15/18		450		414,000
CSC Holdings, Inc., Series B, Sr. Unsec’d. Notes	B1	7.625%		04/01/11		1,550		1,519,000
Dex Media West LLC/Dex Media Finance Co., Sr. Unsec’d. Notes	B1	8.50%		08/15/10		830		819,625
Echostar DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13		350		333,375
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16		2,020		1,863,450
Lighthouse International Co. SA, Sr. Sec’d. Notes, 144A (Luxembourg)	B2	8.00%		04/30/14	EUR	745		873,862
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16		425		395,250
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16		800		744,000
Unity Media GmbH, Sr. Sec’d. Notes, 144A (Germany) (original cost $450,000; purchased 07/11/05)(f)(g)	Caa2	10.375%		02/15/15		450		442,687
UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B3	7.75%		01/15/14	EUR	675		943,198
UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B3	8.625%		01/15/14	EUR	300		434,550
Videotron Ltd., Sr. Notes, 144A (Canada) (original cost $535,250; purchased 04/28/08)(f)(g)	Ba2	9.125%		04/15/18		500		522,500

								9,399,497

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.25%		04/01/15		325		341,656

SEE NOTES TO FINANCIAL STATEMENTS.

A36

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Metals & Mining (continued)
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17	$1,575	$1,661,625
Novelis, Inc., Gtd. Notes (Canada)	B3	7.25%		02/15/15	95	89,775

						2,093,056

Oil & Gas Exploration/Production — 3.8%
Chesapeake Energy Corp., Gtd. Notes	BB(d)	2.50%		05/15/37	150	266,062
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%		01/15/16	300	289,500
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.00%		08/15/14	450	441,000
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.50%		06/15/14	500	496,250
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.625%		07/15/13	200	200,500
Citic Resources Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $24,941; purchased 05/14/07)(f)(g)	Ba2	6.75%		05/15/14	25	23,344
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		06/15/17	950	929,754
El Paso Corp., Sr. Unsec’d. Notes	Ba3	8.05%		10/15/30	200	204,503
Roseton/Danskammer, Pass-Through Certificates	Ba3	7.27%		11/08/10	1,964	1,973,639
Roseton/Danskammer, Pass-Through Certificates	Ba3	7.67%		11/08/16	375	369,375
SemGroup LP, Sr. Notes, 144A (original cost $1,340,129; purchased 11/04/05 - 05/21/08)(f)(g)	B1	8.75%		11/15/15	1,350	1,309,500
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		07/15/11	650	656,154
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.875%		09/01/21	300	318,000

						7,477,581

Oil, Gas & Consumable Fuels — 2.2%
Chesapeake Energy Corp., Gtd. Notes	Ba3	2.25%		12/15/38	600	689,250
Enterprise Products Operating LP, Gtd. Notes	Ba1	7.034%	(c)	01/15/68	300	262,279
Enterprise Products Operating LP, Gtd. Notes	Ba1	8.375%	(c)	08/01/66	385	384,889
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B1	8.25%		12/15/14	355	353,225
Petrohawk Energy Corp., Sr. Notes, 144A (original cost $74,064; purchased 06/20/08)(f)(g)	B3	7.875%		06/01/15	75	73,219
SandRidge Energy, Inc., Gtd. Notes, PIK, 144A (original cost $2,497,111; purchased 05/01/08 - 05/08/08)(f)(g)	B3	8.625%		04/01/15	2,500	2,562,500

						4,325,362

Paper & Forest Products — 0.3%
Berry Plastics Corp., Sr. Sec’d. Notes	B1	7.541%	(c)	02/15/15	525	502,688

Pharmaceuticals — 0.1%
Mylan, Inc., Gtd. Notes	B+(d)	1.25%		03/15/12	150	125,625

Pipelines & Other — 1.0%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.50%		06/01/15	315	290,588
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.70%		01/05/16	1,025	912,250
Knight, Inc., Sr. Unsec’d. Notes	Ba1	5.15%		03/01/15	100	88,250
NGPL PipeCo. LLC, Sr. Notes, 144A (original cost $625,000; purchased 12/14/07)(f)(g)	Baa3	7.119%		12/15/17	625	638,788

						1,929,876

Real Estate Investment Trusts — 0.5%
Ventas Realty LP, Gtd. Notes	Ba1	7.125%		06/01/15	250	244,063
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Ba1	6.75%		04/01/17	825	792,000

						1,036,063

Real Estate Management & Development — 0.2%
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		06/01/15	375	348,750

Retail — 2.5%
Amerigas Partners LP, Sr. Unsec’d. Notes	B1	7.25%		05/20/15	1,800	1,683,000
Bon-Ton Stores, Inc. (The), Gtd. Notes	Caa1	10.25%		03/15/14	975	639,844
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes	Ba3	6.75%		05/01/14	805	734,562
Ferrellgas Partners LP/Ferrellgas Partners Finance, Sr. Notes	B2	8.75%		06/15/12	1,210	1,185,800
Suburban Propane Partners LP, Sr. Notes	B1	6.875%		12/15/13	645	609,525

						4,852,731

SEE NOTES TO FINANCIAL STATEMENTS.

A37

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Semiconductors — 1.5%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	B(d)	6.00%		05/01/15	$350	$220,500
Freescale Semiconductor, Inc., Gtd. Notes	B2	8.875%		12/15/14	1,000	812,500
Freescale Semiconductor, Inc., Gtd. Notes, PIK	B2	9.125%		12/15/14	425	330,437
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa1	8.00%		05/01/14	1,650	1,518,000

						2,881,437

Services Cyclical – Rental Equipment — 1.0%
Hertz Corp., Gtd. Notes	B1	8.875%		01/01/14	2,085	1,907,775

Technology — 0.9%
Sanmina-SCI Corp., Sr. Sub. Notes	B3	8.125%		03/01/16	800	720,000
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%		08/15/13	1,000	1,010,000

						1,730,000

Telecommunications — 8.8%
Cincinnati Bell, Inc., Gtd. Notes	Ba3	7.00%		02/15/15	235	219,138
Cincinnati Bell, Inc., Gtd. Notes	B2	8.375%		01/15/14	225	217,688
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2	6.625%		03/15/15	200	181,500
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2	7.125%		03/15/19	1,750	1,566,250
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2	7.875%		01/15/27	725	634,375
Hawaiian Telecom Communications, Inc., Gtd. Notes	Caa2	9.75%		05/01/13	925	370,000
Intelsat Jackson Holdings Ltd., Gtd. Notes (Bermuda)	B3	9.25%		06/15/16	825	831,187
Nordic Telephone Co. Holdings, Sr. Sec’d. Notes, 144A (Denmark) (original cost $600,000; purchased 04/26/06)(f)(g)	B2	8.875%		05/01/16	600	588,000
Nortel Networks Corp., Gtd. Notes (Canada)	B3	2.125%		04/15/14	400	268,000
Nortel Networks Ltd., Gtd. Notes (Canada)	B3	7.041%	(c)	07/15/11	100	94,500
Nortel Networks Ltd., Gtd. Notes (Canada)	B3	10.125%		07/15/13	2,600	2,541,500
Northwestern Bell Telephone, Sr. Unsec’d. Notes	Ba1	7.75%		05/01/30	750	620,625
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11	500	485,000
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.90%		08/15/10	650	648,375
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14	2,090	1,985,500
Qwest Communications International, Inc., Sr. Unsec’d. Notes	B1	3.50%		11/15/25	350	344,312
Qwest Corp., Sr. Unsec’d. Notes	Ba1	6.026%	(c)	06/15/13	325	310,375
Rural Cellular Corp., Sr. Unsec’d. Notes	B3	9.875%		02/01/10	600	610,500
Sprint Nextel Corp., Sr. Unsec’d. Notes	Baa3	6.00%		12/01/16	370	318,200
Superior Essex Communications LLC/Essex Group, Inc., Sr. Notes	B1	9.00%		04/15/12	275	280,500
Telesat Canada (original cost $199,660; purchased 10/31/07 - 02/06/08)(f)(g)	B-(d)	12.50%		11/01/17	200	188,000
Telesat Canada, 144A (original cost $199,638; purchased 10/31/07)(f)(g)	B-(d)	11.00%		11/01/15	200	188,000
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%		02/15/14	1,000	1,022,500
West Corp., Gtd. Notes	Caa1	9.50%		10/15/14	1,050	945,000
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A (Luxembourg) (original cost $600,000; purchased 11/22/05)(f)(g)	B2	10.75%		12/01/15	600	630,000
Windstream Corp., Gtd. Notes	Ba3	8.125%		08/01/13	200	199,500
Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16	890	887,775

						17,176,300

Tobacco — 0.2%
Reynolds American, Inc., Sr. Sec’d. Notes	Baa3	7.75%		06/01/18	415	434,586

Utilities — 5.6%
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	2.875%		12/01/24	325	383,094
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.20%		05/15/19	1,100	1,025,750
Homer City Funding LLC, Sr. Sec’d. Notes	Ba2	8.734%		10/01/26	1,449	1,554,455
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	Ba1	8.625%		11/14/11	175	182,000
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14	335	319,925
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	3,300	3,106,125
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17	175	165,375
PSE&G Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/11	1,000	1,048,871
Reliant Energy Mid-Atlantic Power Holdings LLC, Series B, Pass-Through Certificates	Ba1	9.237%		07/02/17	344	371,530

SEE NOTES TO FINANCIAL STATEMENTS.

A38

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Utilities (continued)
Reliant Energy, Inc., Gtd. Notes	Ba3	6.75%		12/15/14	$2,075	$2,116,500
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A (original cost $762,356; purchased 06/13/05 - 08/01/05)(f)(g)	Ba2	7.00%		06/30/21	748	706,343

						10,979,968

TOTAL CORPORATE BONDS (cost $177,051,479)						167,581,499

MUNICIPAL BONDS — 1.7%
Texas — 1.7%
Comal Texas Independent School District, General Obligation Unlimited Bond	Aaa	5.00%		02/01/36	3,000	3,014,910
Transition Communication Mobility, State of Texas, General Obligation Unlimited Bond	Aa1	5.00%		04/01/37	400	403,640

TOTAL MUNICIPAL BONDS (cost $3,377,796)						3,418,550

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 6.4%
Federal National Mortgage Assoc.		5.00%		TBA	9,000	8,625,942
Federal National Mortgage Assoc.		5.50%		TBA	4,000	3,942,500

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $12,448,750)						12,568,442

COLLATERALIZED MORTGAGE OBLIGATION — 0.2%
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B (cost $395,576)	Aaa	2.733%	(c)	09/19/46	637	343,616

ASSET-BACKED SECURITY — 0.2%
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A (cost $395,252)	Aaa	5.726%		10/25/36	500	407,856

					Shares
PREFERRED STOCKS — 1.2%
Automotive — 0.2%
General Motors Corp., 5.25%, CVT					22,000	301,400

Business Services
Federal National Mortgage Assoc., 5.38%, CVT					1	60,250

Diversified Financial Services — 0.7%
Bank of America Corp., 7.25%, CVT					1,350	1,194,750
Citigroup, Inc., 6.50%, CVT					3,500	152,250

						1,347,000

Insurance — 0.1%
American International Group, Inc., 8.50%, CVT*					2,900	171,941

Metals & Mining — 0.2%
Freeport-McMoRan Cooper & Gold, Inc., 6.75%, CVT					2,500	420,300

TOTAL PREFERRED STOCKS (cost $2,571,224)						2,300,891

TOTAL LONG-TERM INVESTMENTS (cost $210,528,425)						199,813,585

SHORT-TERM INVESTMENTS — 4.1%					Principal Amount (000)#
COMMERCIAL PAPER(n) — 2.9%
Danske Corp. (original cost $2,147,909; purchased 05/16/08)(f)(h)	A1+	2.50%		07/15/08	$2,150	2,147,910
Federal Home Loan Bank	A1+	2.00%		07/01/08	900	900,000
Westpac Trust (original cost $2,683,588; purchased 06/18/08)(f)(h)	A1+	2.77%		09/18/08	2,700	2,683,422

TOTAL COMMERCIAL PAPER (cost $5,731,497)						5,731,332

SEE NOTES TO FINANCIAL STATEMENTS.

A39

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

OPTIONS PURCHASED* — 1.2%	Contracts/ Notional Amount (000)	Value (Note 2)
Call Options — 1.2%
Interest Rate Swap Options, expiring 12/19/2008 @ 3.60%	7,000	$37,979
expiring 09/18/2009 @ 4.00%	61,800	487,305
expiring 07/06/2009 @ 4.25%	23,100	232,875
expiring 07/06/2009 @ 4.25%	62,000	625,034
expiring 09/08/2009 @ 4.75%	60,000	887,013

TOTAL OPTIONS PURCHASED (cost $1,982,468)		2,270,206

TOTAL SHORT-TERM INVESTMENTS (cost $7,713,965)		8,001,538

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN(o) — 106.5% (cost $218,242,390)		207,815,123

OPTIONS WRITTEN* — (1.2)%
Call Options — (1.1)%
Interest Rate Swap Options, expiring 07/25/2008 @ 4.65%	4,400	(9,871)
expiring 12/19/2008 @ 4.68%	2,300	(52,608)
expiring 07/06/2009 @ 4.90%	7,700	(241,733)
expiring 07/06/2009 @ 4.90%	20,700	(649,854)
expiring 09/08/2009 @ 5.15%	20,000	(796,272)
expiring 09/18/2009 @ 4.55%	20,800	(469,815)
U.S. Treasury Note Futures,
expiring 08/22/2008, Strike Price $115.00	1,500	(12,656)
expiring 08/22/2008, Strike Price $116.00	2,500	(13,672)
expiring 08/22/2008, Strike Price $117.00	9,800	(33,687)

		(2,280,168)

Put Options — (0.1)%
U.S. Treasury Note Futures,
expiring 08/22/2008, Strike Price $109.00	1,500	(1,875)
expiring 08/22/2008, Strike Price $113.00	9,800	(87,281)
expiring 08/22/2008, Strike Price $111.00	2,500	(8,594)

		(97,750)

TOTAL OPTIONS WRITTEN (premium received $2,251,643)		(2,377,918)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.3% (cost $215,990,747)		205,437,205
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (5.3)%		(10,347,829)

NET ASSETS — 100.0%		$195,089,376

The following abbreviation is used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
TBA	To Be Announced
BRL	Brazilian Real
EUR	Euro

SEE NOTES TO FINANCIAL STATEMENTS.

A40

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
RUB	Russian Ruble
SGD	Singapore Dollar

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $59,238,960. The aggregate value of $56,910,194 is approximately 29.2% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities—see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $4,831,497. The aggregate market value of $4,831,332 is approximately 2.5% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(n)	Rates shown are the effective yields at purchase date.

(o)	As of June 30, 2008, two securities representing $114,861 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $114,861 was valued using Significant Unobservable Inputs (Level 3, as defined below).

(r)	Less than $1,000 par.

(x)	Other liabilities in excess of other assets includes unrealized appreciation (depreciation) on futures, forward foreign currency contracts, interest rate and credit default swap agreements as follows:

Cash of $556,100 has been segregated with the custodian to cover margin requirements for futures contracts open at June 30, 2008.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
15	90 Day Euro Dollar	Mar 09	$3,631,125	$3,625,500	$(5,625)
1	90 Day Euro Dollar	Jun 09	241,550	241,175	(375)
66	90 Day Euro Dollar	Sep 09	15,915,900	15,875,475	(40,425)

					(46,425)

Short Positions:
11	30 Year U.S. Treasury Bonds	Sep 08	1,275,484	1,271,531	3,953

					$(42,472)

Forward foreign currency contracts outstanding at June 30, 2008:

Purchase Contracts	Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 12/02/08	BRL4,879	$2,800,023	$2,866,307	$66,284
Indian Rupee, Expiring 11/12/08	INR80,698	1,997,019	1,838,541	(158,478)
Korean Won, Expiring 08/04/08	KRW 1,830,000	2,000,000	1,746,850	(253,150)
Malaysian Ringgit, Expiring 11/12/08	MYR1,218	377,000	372,946	(4,054)
Mexican Peso, Expiring 07/10/08	MXN22,375	2,000,000	2,166,235	166,235
Philippines Peso, Expiring 08/22/08	PHP16,467	377,000	365,222	(11,778)
Russian Ruble,
Expiring 07/10/08	RUB50,660	2,000,000	2,159,529	159,529
Expiring 05/06/09	RUB59,763	2,452,933	2,504,927	51,994
Singapore Dollar, Expiring 11/21/08	SGD2,019	1,492,000	1,493,775	1,775

		$15,495,975	$15,514,332	$18,357

SEE NOTES TO FINANCIAL STATEMENTS.

A41

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Sale Contracts	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound, Expiring 08/11/08	GBP475	$937,840	$942,959	$(5,119)
Euros, Expiring 07/24/08	EUR3,203	4,985,053	5,042,982	(57,929)
Indian Rupee, Expiring 11/12/08	INR80,698	1,878,448	1,838,540	39,908
Japanese Yen, Expiring 07/28/08	JPY10,895	101,067	102,774	(1,707)
Korean Won, Expiring 08/04/08	KRW 1,830,000	1,751,814	1,746,850	4,964
Mexican Peso, Expiring 07/10/08	MXN22,375	2,019,351	2,166,235	(146,884)
Russian Ruble, Expiring 07/10/08	RUB50,660	2,128,571	2,159,529	(30,958)

		$13,802,144	$13,999,869	$(197,725)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(2)	12/17/28	$2,500	5.00%	3 month LIBOR	$14,356
Bank of America Securities LLC(2)	12/17/38	2,700	5.00%	3 month LIBOR	(87,239)
Citigroup(2)	12/17/13	2,300	4.00%	3 month LIBOR	19,262
Citigroup(2)	12/17/28	1,900	5.00%	3 month LIBOR	(18,279)
Deutsche Bank(1)	12/17/09	300	4.00%	3 month LIBOR	(707)
Goldman Sachs(1)	12/17/10	1,200	4.00%	3 month LIBOR	(7,633)
Goldman Sachs(2)	12/17/18	800	5.00%	3 month LIBOR	8,891
Goldman Sachs(2)	12/17/28	900	5.00%	3 month LIBOR	1,261
Lehman Brothers, Inc.(1)	12/17/10	4,600	4.00%	3 month LIBOR	(34,112)
Merrill Lynch & Co.(2)	12/17/38	1,700	5.00%	3 month LIBOR	(25,359)
Merrill Lynch & Co.(2)	12/17/18	400	5.00%	3 month LIBOR	6,565
Merrill Lynch & Co.(2)	12/17/23	900	5.00%	3 month LIBOR	10,911
Morgan Stanley Capital Services, Inc.(1)	12/17/10	17,500	4.00%	3 month LIBOR	(83,049)
Morgan Stanley Capital Services, Inc.(1)	12/17/09	6,100	4.00%	3 month LIBOR	(9,452)
Morgan Stanley Capital Services, Inc.(2)	12/17/38	5,100	5.00%	3 month LIBOR	(38,411)
Morgan Stanley Capital Services, Inc.(2)	12/17/18	500	5.00%	3 month LIBOR	(872)
Morgan Stanley Capital Services, Inc.(2)	12/17/13	15,300	4.00%	3 month LIBOR	34,285
Barclays Bank PLC(1)	01/02/12	BRL12,800	10.68%	Brazilian interbank lending rate	(755,928)
Goldman Sachs(1)	01/02/12	BRL1,700	10.15%	Brazilian interbank lending rate	(110,226)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL16,500	10.12%	Brazilian interbank lending rate	(1,142,062)
Goldman Sachs(2)	09/17/18	EUR700	5.00%	6 month EURIBOR	17,164
Goldman Sachs(2)	09/17/13	EUR1,600	4.75%	6 month EURIBOR	57,016
Goldman Sachs(1)	03/18/10	GBP10,200	5.00%	6 month LIBOR	(218,625)
Goldman Sachs(2)	03/18/39	GBP600	5.00%	6 month LIBOR	16,588
Citigroup(1)	05/14/09	MXN13,000	7.91%	28 day Mexican interbank rate	(8,482)
Morgan Stanley Capital Services, Inc.(1)	05/14/09	MXN15,000	7.91%	28 day Mexican interbank rate	(10,220)

					$(2,364,357)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Goldman Sachs(1)	09/20/13	$400	4.50%	Aramark Services, Inc., 8.50%, due 02/01/15	$(8,977)
Citigroup(1)	09/20/13	350	4.35%	Celestica, Inc., 7.625%, due 07/01/13	(6,554)
Lehman Brothers, Inc.(1)	09/20/12	500	2.52%	CSC Holdings, Inc., 7.625%, due 07/15/18	(37,318)
Morgan Stanley Capital Services, Inc.(1)	12/20/10	298	1.55%	Dow Jones CDX HY-9 Index	3,049
Citigroup(1)	09/20/12	125	2.57%	Dynergy Holdings, Inc., 6.875%, due 04/01/11	(7,865)
Lehman Brothers, Inc.(1)	03/20/13	300	5.00%	General Motors Corp., 7.125%, due 07/15/13	(52,795)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(1)	03/20/09	$600	5.00%	GMAC LLC, 6.875%, due 08/28/12	$18,521
Merrill Lynch & Co.(1)	09/20/13	4,700	5.00%	GMAC LLC, 6.875%, due 08/28/12	(130,913)
Goldman Sachs(1)	09/20/13	100	4.20%	NRG Energy, Inc., 7.25%, due 02/01/14	(709)
Barclays Bank PLC(1)	02/20/09	1,000	0.76%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	495
Barclays Bank PLC(1)	03/20/09	500	0.74%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	(1,000)
Credit Suisse International, LTD.(1)	09/20/12	150	4.22%	Sanmina-SCI Corp., 8.125%, due 03/01/16	(11,461)
Barclays Bank PLC(1)	06/20/09	500	7.15%	Sprint Nextel Corp., 6.00%, due 12/01/16	22,865
Goldman Sachs(1)	06/20/13	100	5.00%	Station Casinos, 6.00%, due 04/01/12	(5,709)
Merrill Lynch & Co.(1)	06/20/13	250	5.00%	Station Casinos, 6.00%, due 04/01/12	(11,614)
Deutsche Bank(1)	09/20/13	850	4.50%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	(9,463)

					$(239,448)

(1)	Portfolio receives the fixed rate and pays the counterparty the notional amount in the event that the underlying bond defaults.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$2,300,891	$(42,472)
Level 2—Other Significant Observable Inputs—Long	205,399,371	(2,783,173)
Level 2—Other Significant Observable Inputs—Short	(2,377,918)	—
Level 3—Significant Unobservable Inputs	114,861	—

Total	$205,437,205	$(2,825,645)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$6,339
Accrued discounts/premiums	(13,249)
Realized gain (loss)	(1,460)
Change in unrealized appreciation (depreciation)	(15,258)
Net purchases (sales)	(469)
Transfers in and/or out of Level 3	138,958

Balance as of 6/30/08	$114,861

SEE NOTES TO FINANCIAL STATEMENTS.

A43

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as June 30, 2008 were as follows:

Diversified Financial Services	13.9%
Telecommunications	8.8
Bank Notes	6.8
U.S. Government Mortgage-Backed Obligations	6.4
Utilities	5.6
Media	4.8
Financial – Bank & Trust	4.6
Hospitals/Hospital Management	4.5
Automotive	3.9
Oil & Gas Exploration/Production	3.8
Electric	3.5
Forest & Paper Products	3.4
Commercial Paper	2.9
Retail	2.5
Oil, Gas & Consumable Fuels	2.2
Computer Services & Software	1.9
Municipal Bonds	1.7
Healthcare Services	1.7
Chemicals	1.6
Foods	1.5
Gaming	1.5
Semiconductors	1.5
Metals & Mining	1.3
Advertising	1.3
Commercial Services	1.2
Outstanding Options Purchased	1.2
Pipelines & Other	1.0
Environmental Services	1.0
Services Cyclical – Rental Equipment	1.0
Electronic Components	1.0
Cable	0.9
Technology	0.9
Containers & Packaging	0.9
Distribution/Wholesale	0.8
Business Services	0.7
Diversified Manufacturing	0.6
Insurance	0.5
Machinery & Equipment	0.5
Real Estate Investment Trusts	0.5
Aerospace & Defense	0.5
Diversified	0.3
Paper & Forest Products	0.3
Tobacco	0.2
Asset-Backed Securities	0.2
Real Estate Management & Development	0.2
Collateralized Mortgage Obligations	0.2
Airlines	0.1
Apparel	0.1
Pharmaceuticals	0.1

106.5
Options written	(1.2)
Other liabilities in excess of other assets	(5.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A44

SP PIMCO HIGH YIELD PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments at value:
Unaffiliated investments (cost $218,242,390)	$207,815,123
Cash	715,569
Deposit with Broker	556,100
Foreign currency, at value (cost $182,420)	185,765
Receivable for investments sold	24,546,484
Dividends and interest receivable	4,005,261
Unrealized appreciation on foreign currency forward contracts	490,689
Unrealized appreciation on swap agreements	231,229
Receivable for Series shares sold	14,837
Due from broker-varation margin	4,863
Prepaid expenses	1,639

Total Assets	238,567,559

LIABILITIES
Payable for investments purchased	36,346,411
Unrealized depreciation on swap agreements	2,835,034
Written options, at value (cost $2,251,643)	2,377,918
Payments received for swap agreements	872,338
Unrealized depreciation on foreign currency forward contracts	670,057
Payable for Series shares repurchased	188,758
Management fee payable	98,300
Accrued expenses and other liabilities	88,741
Transfer agent fees payable	626

Total Liabilities	43,478,183

NET ASSETS	$195,089,376

Net assets were comprised of:
Paid-in capital	$208,630,185
Retained earnings	(13,540,809)

Net assets, June 30, 2008	$195,089,376

Net asset value and redemption price per share, $195,089,376 / 21,030,239 outstanding shares of beneficial interest	$9.28

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Interest income	$7,694,457
Unaffiliated dividend income	71,374
Affiliated dividend income	13,195

7,779,026

EXPENSES
Management fee	591,024
Custodian’s fees and expenses	56,000
Audit fee	18,000
Shareholders’ reports	14,000
Trustees’ fees	6,000
Legal fees and expenses	3,000
Insurance expenses	2,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Commitment fee on syndicated credit agreement	500
Miscellaneous	5,711

Total expenses	698,235

NET INVESTMENT INCOME	7,080,791

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(2,153,751)
Futures transactions	249,545
Options written transactions	514,071
Swap agreement transactions	392,325
Foreign currency transactions	(275,340)

(1,273,150)

Net change in unrealized appreciation (depreciation) on:
Investments	(9,572,661)
Futures	(207,922)
Options written	1,260,444
Swap agreements	(1,356,467)
Foreign currencies	(10,710)

(9,887,316)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(11,160,466)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,079,675)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,080,791	$16,906,097
Net realized gain (loss) on investments and foreign currency transactions	(1,273,150)	193,278
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(9,887,316)	(8,467,395)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,079,675)	8,631,980

DISTRIBUTIONS	(7,570,296)	(19,316,825)

SERIES SHARE TRANSACTIONS:
Series shares sold [1,156,128 and 974,027 shares, respectively]	11,342,023	10,047,357
Series shares issued in reinvestment of distributions [802,311 and 1,921,263 shares, respectively]	7,570,296	19,316,825
Series shares repurchased [1,877,809 and 8,500,462 shares, respectively]	(18,166,018)	(87,117,703)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	746,301	(57,753,521)

TOTAL DECREASE IN NET ASSETS	(10,903,670)	(68,438,366)
NET ASSETS:
Beginning of period	205,993,046	274,431,412

End of period	$195,089,376	$205,993,046

SEE NOTES TO FINANCIAL STATEMENTS.

A45

SP PIMCO TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 174.5%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
ASSET-BACKED SECURITIES — 0.6%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A1	Aaa	2.758%	(c)	09/25/34	$614	$525,505
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1, 144A (original cost $691,221; purchased 02/17/06)(g)(l)	AAA(d)	2.643%	(c)	04/25/36	691	647,934
Master Asset Backed Securities Trust, Series 2006-AM3, Class A1	Aaa	2.543%	(c)	10/27/36	61	60,234
MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7	Aaa	2.571%	(c)	12/15/11	2,000	1,993,720
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Aaa	2.533%	(c)	11/25/36	822	798,336
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	2.533%	(c)	10/25/36	3,595	3,510,319

TOTAL ASSET-BACKED SECURITIES (cost $7,794,251)						7,536,048

BANK NOTES(c) — 3.3%
Chrysler Financial, Term, 144A (original cost $28,097,675; purchased 07/31/07, 11/28/07)(g)(l)	BA-(d)	6.78%		08/03/14	29,576	24,252,730
CSC Holdings, Inc., Term B (original cost $1,791,679; purchased 02/11/08, 02/12/08)(g)(l)	BA(d)	4.23%		02/24/13	1,995	1,892,057
First Data Corp., Term B2 (original cost $59,853; purchased 02/13/08)(g)(l)	BA-(d)	5.55%		09/24/14	67	60,984
First Data Corp., Term B2 (original cost $837,891; purchased 02/13/08)(g)(l)	BA-(d)	5.23%		09/24/14	931	853,718
HCA, Inc., Term B (original cost $7,827,314; purchased 07/24/07, 02/12/08)(g)(l)	BA-(d)	5.05%		11/14/13	8,144	7,637,571
Metro Goldwyn, Term B1 (original cost $3,970,000; purchased 03/14/07)(g)(l)	BA-(d)	6.05%		04/08/12	3,960	3,233,059
NRG Energy, Inc., Synth LOC (original cost $567,369; purchased 02/11/08, 02/12/08)(g)(l)	BA+(d)	2.70%		02/01/13	632	600,578
NRG Energy, Inc., Term B (original cost $1,161,561; purchased 02/11/08, 02/12/08)(g)(l)	BA+(d)	4.20%		02/01/13	1,294	1,229,698
TXU Corp., Term B3 (original cost $3,516,490; purchased 01/15/08, 01/16/08)(g)(l)	BA-(d)	6.23%		10/10/14	3,620	3,345,540
TXU Corp., Term B3 (original cost $455,780; purchased 01/15/08, 01/16/08)(g)(l)	BA-(d)	6.48%		10/10/14	469	433,623

TOTAL BANK NOTES (cost $48,478,696)						43,539,558

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A	Aaa	2.543%	(c)	11/25/36	978	945,126
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	Aaa	6.50%		10/25/31	150	140,010
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.615%	(c)	02/25/33	414	399,313
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	Aaa	4.125%	(c)	03/25/35	5,327	5,092,966
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	Aaa	5.372%	(c)	05/25/35	2,829	2,227,617
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Aaa	5.939%	(c)	03/25/36	850	648,015
Brazos Student Loan Finance Corp., Series 1998-A, Class A2	NR	5.775%	(c)	06/01/23	31	31,209
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Aaa	5.831%	(c)	12/25/35	759	607,029
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Aaa	5.889%	(c)	11/25/35	769	628,042
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	Aaa	2.753%	(c)	05/25/36	644	359,245
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	Aaa	2.733%	(c)	10/25/46	667	388,828
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1A	Aaa	2.662%	(c)	12/25/46	5,802	4,071,008
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Aaa	2.663%	(c)	01/25/46	4,359	3,046,675
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Aaa	5.372%	(c)	10/20/35	840	765,591
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	Aaa	2.823%	(c)	03/25/36	1,076	650,086
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	Aaa	2.833%	(c)	02/25/36	622	379,932
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Aaa	5.804%	(c)	05/20/36	1,765	1,476,618
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2006-AB3, Class A5B	Aaa	6.30%		07/25/36	900	739,755

SEE NOTES TO FINANCIAL STATEMENTS.

A46

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	Aaa	2.803%	(c)	07/19/45	$672	$417,003
Federal National Mortgage Assoc., Series 2001-29, Class Z	Aaa	6.50%		07/25/31	235	243,719
Government Lease Trust, Series 1999-C1A, Class B2, 144A (original cost $1,346,953; purchased 02/14/03)(g)(l)	AAA(d)	4.00%		05/18/11	1,500	1,484,157
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	3.121%	(c)	02/16/30	18	17,494
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	Aaa	2.753%	(c)	04/25/36	908	514,614
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	Aaa	2.563%	(c)	10/25/46	2,911	2,557,078
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.54%	(c)	10/25/35	5,387	5,218,251
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	Aaa	2.733%	(c)	10/19/37	828	446,700
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	Aaa	2.573%	(c)	12/19/36	1,123	1,020,483
Homebanc Mortgage Trust, Series 2006-2, Class A1	Aaa	2.663%	(c)	12/25/36	1,038	799,657
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	Aa2	2.563%	(c)	12/25/36	215	200,499
Indymac ARM Trust, Series 2001-H2, Class A1	Aaa	6.446%	(c)	01/25/32	4	4,209
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	Aaa	5.099%	(c)	09/25/35	723	592,388
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	Aaa	5.277%	(c)	06/25/35	727	582,098
Lehman XS Trust, Series 2006-14N, Class 1A2	Aaa	2.723%	(c)	09/25/46	986	494,597
Lehman XS Trust, Series 2006-16N, Class A4B	Aaa	2.723%	(c)	11/25/46	947	523,604
Lehman XS Trust, Series 2006-GP2, Class 3A2	Aaa	2.713%	(c)	06/25/46	884	497,261
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.50%		09/25/33	2,408	2,252,540
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	Aaa	2.783%	(c)	03/25/37	1,000	531,098
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A (original cost $1,682,533; purchased 10/31/06)(g)(l)	Aaa	2.541%	(c)	06/15/22	1,683	1,581,932
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	2.693%	(c)	02/25/36	2,365	1,898,405
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	Aaa	5.726%		10/25/36	600	489,428
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Aaa	2.843%	(c)	04/25/37	1,800	922,219
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	Aaa	6.138%		03/25/47	700	539,357
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	Aaa	5.82%		03/25/47	700	581,762
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	Aaa	2.743%	(c)	07/25/35	892	769,332
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	Aaa	2.713%	(c)	05/25/37	1,259	654,075
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	Aaa	6.50%		03/25/32	416	407,003
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	AAA(d)	5.95%	(c)	02/25/36	721	545,996
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	Aaa	2.743%	(c)	05/25/46	628	352,578
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	Aaa	2.743%	(c)	05/25/46	842	476,371
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	Aaa	2.603%	(c)	08/25/36	5,162	3,685,625
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	Aaa	2.928%	(c)	11/25/34	1,643	1,248,613
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Aaa	2.893%	(c)	11/25/45	700	444,792
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Aaa	2.893%	(c)	12/25/45	700	465,047
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	4.361%	(c)	02/27/34	939	872,090
Washington Mutual, Inc., Series 2002-AR17, Class 1A	Aaa	4.728%	(c)	11/25/42	551	508,941
Washington Mutual, Inc., Series 2003-AR1, Class 2A	Aaa	6.792%	(c)	02/25/33	37	36,090
Washington Mutual, Inc., Series 2003-R1, Class A1	Aaa	3.023%	(c)	12/25/27	8,965	8,178,000
Washington Mutual, Inc., Series 2005-AR13, Class A1A1	Aaa	2.773%	(c)	10/25/45	2,878	2,240,760
Washington Mutual, Inc., Series 2006-AR17, Class 1A1A	Aaa	4.338%	(c)	12/25/46	2,110	1,771,744
Washington Mutual, Inc., Series 2007-AR17, Class 2A	Aaa	4.78%	(c)	12/25/46	575	448,692

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $78,372,161)						70,113,367

CORPORATE BONDS — 36.2%
Aerospace — 0.2%
Goodrich Corp., Sr. Unsec’d. Notes	Baa2	6.29%		07/01/16	2,200	2,235,853

SEE NOTES TO FINANCIAL STATEMENTS.

A47

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Airlines
United AirLines, Inc., Pass-Through Certificates(i)(g)	NR	9.21%		01/21/17		$81	$163

Automobile Manufacturers — 0.5%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	3.218%	(c)	03/13/09		3,500	3,493,900
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	5.75%		09/08/11		3,400	3,467,126

							6,961,026

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	A3	5.85%		06/01/17		1,100	1,083,461

Building Materials — 0.3%
Lennar Corp., Gtd. Notes	Ba3	5.95%		10/17/11		5,000	4,175,000

Diversified — 2.2%
C10 Capital SPV Ltd., Debs., 144A (original cost $2,500,000; purchased 12/11/06)(g)(l)	BBB-(d)	6.722%	(c)	12/31/49		2,500	2,295,675
General Electric Co., Sr. Unsec’d. Notes	Aaa	2.717%	(c)	12/09/08		6,832	6,828,721
General Electric Co., Sr. Unsec’d. Notes	Aaa	5.25%		12/06/17		3,800	3,653,061
iStar Financial, Inc., Sr. Unsec’d. Notes	Baa2	5.80%		03/15/11		1,000	850,000
Siemens Financieringsmat, Gtd. Notes, 144A (Netherlands) (original cost $14,700,000; purchased 08/09/06)(g)(l)	A1	2.728%	(c)	08/14/09		14,700	14,701,191

							28,328,648

Financial – Bank & Trust — 11.3%
American Express Bank FSB, Notes (original cost $5,986,020; purchased 4/11/2008)(g)(l)	Aa3	5.50%		04/16/13		6,000	5,866,674
Bank of America Corp., Jr. Sub. Notes	A1	8.125%	(c)	12/29/49		8,000	7,562,080
Bank of America Corp., Sr. Unsec’d. Notes	Aa2	5.65%		05/01/18		1,500	1,400,381
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $13,900,000; purchased 04/18/08)(g)(l)	Aa2	7.70%	(c)	04/29/49		13,900	14,017,038
Citigroup, Inc., Jr. Sub. Notes	A2	8.40%	(c)	04/29/48		17,300	16,445,553
Credit Suisse/New York, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa1	5.00%		05/15/13		21,200	20,631,098
Deutsche Bank AG, Notes (Germany)	Aa1	4.875%		05/20/13		18,400	18,100,227
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	6.00%		09/01/17		5,400	5,452,380
National Australia Bank Ltd., Bonds, 144A (Australia) (original cost $7,600,000; purchased 02/01/08)(g)(l)	Aa1	3.208%	(c)	02/08/10		7,600	7,598,343
Norddeutsche Landesbank Girozentrale AG, Pfandbriefe, MTN (Germany)	Aaa	0.45%		01/19/09	JPY	2,456,000	23,072,892
Rabobank Nederland, Sr. Notes, 144A (Netherlands) (original cost $6,700,000; purchased 01/17/06)(g)(l)	Aaa	2.811%	(c)	01/15/09		6,700	6,695,203
Santander US Debt SA Unipersonal, Gtd. Notes, 144A (Spain) (original cost $15,495,645; purchased 01/30/06)(g)(l)	Aa1	2.844%	(c)	02/06/09		15,500	15,451,671
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa2	5.875%		12/20/17		200	194,550
Vornado Realty LP, Sr. Unsec’d. Notes	Baa2	5.60%		02/15/11		1,000	983,473
VTB Capital SA, Sr. Notes, 144A (Luxembourg) (original cost $3,700,000; purchased 10/27/06)(g)(l)	A2	3.384%	(c)	08/01/08		3,700	3,663,000

							147,134,563

Financial Services — 14.9%
American Express Co., Sr. Unsec’d. Notes	A1	7.00%		03/19/18		13,000	13,159,601
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	5.875%		05/02/13		4,500	4,473,792
Bank of America Corp., Jr. Sub. Notes	A1	8.00%	(c)	12/29/49		40,600	38,036,922
Citi Financial, Inc., Sr. Unsec’d. Notes	Aa3	6.625%		06/01/15		600	592,681
Citigroup Capital XXI, Gtd. Notes	A1	8.30%	(c)	12/21/47		11,000	10,387,619
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	2.939%	(c)	01/30/09		1,900	1,882,507
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.50%		04/11/13		8,900	8,686,195
General Electric Capital Corp., Notes, MTN	Aaa	5.875%		01/14/38		15,800	14,319,034
General Electric Capital Corp., Sub. Notes, 144A (original cost $14,999,395; purchased 8/30/2007)(g)(l)	Aa1	6.50%	(c)	09/15/36	GBP	7,500	13,758,590
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B3	6.75%		12/01/14		10,500	6,934,673

SEE NOTES TO FINANCIAL STATEMENTS.

A48

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
CORPORATE BONDS (continued)
Financial Services (continued)
General Motors Acceptance Corp., Sr. Unsec’d. Notes	B3	6.875%		08/28/12	GBP	10,800	$7,395,592
General Motors Acceptance Corp., Sr. Unsec’d. Notes	B3	8.00%		11/01/31		600	390,347
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	5.35%		01/15/16		1,300	1,237,666
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	5.75%		10/01/16		6,000	5,819,514
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	6.75%		10/01/37		8,200	7,500,917
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A1	5.625%		01/24/13		16,800	15,901,284
Merrill Lynch & Co., Inc., Notes, MTN	A1	6.875%		04/25/18		14,000	13,324,164
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Aa3	2.844%	(c)	02/09/09		15,400	15,257,242
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Aa3	6.625%		04/01/18		14,100	13,360,102
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%		10/13/10		430	468,700
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands) (original cost $1,717,717; purchased 07/14/05)(g)(l)	Baa1	5.265%		06/15/11		1,718	1,704,422

							194,591,564

Healthcare – Services — 0.1%
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	6.00%		06/15/17		1,100	1,090,217
HCA, Inc., Sr. Sec’d. Notes	B2	9.25%		11/15/16		200	206,000

							1,296,217

Insurance — 1.6%
American International Group, Inc., Jr. Sub. Debs., 144A (original cost $14,000,000; purchased 05/13/08)(g)(l)	A1	8.175%	(c)	05/15/48		14,000	13,175,526
ASIF III Jersey Ltd., Sr. Sec’d. Notes, MTN (Japan)	Aa2	0.95%		07/15/09	JPY	875,000	8,203,699

							21,379,225

Oil, Gas & Consumable Fuels — 0.7%
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		05/15/11		200	200,643
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.80%		08/01/31		1,050	1,057,415
Transocean, Inc., Sr. Unsec’d. Notes	Baa2	2.873%	(c)	09/05/08		7,800	7,789,743

							9,047,801

Paper & Forest Products — 0.4%
Georgia-Pacific Corp., Gtd. Notes, 144A (original cost $900,000; purchased 12/13/06)(g)(l)	Ba3	7.00%		01/15/15		900	846,000
Georgia-Pacific Corp., Gtd. Notes, 144A (original cost $1,300,000; purchased 12/13/06)(g)(l)	Ba3	7.125%		01/15/17		1,300	1,222,000
Georgia-Pacific Corp., Sr. Unsec’d. Notes	B2	7.75%		11/15/29		3,000	2,640,000

							4,708,000

Retail & Merchandising — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.75%		08/15/11		3,700	3,791,053
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.80%		02/15/18		2,200	2,277,867
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.50%		08/15/37		400	411,661

							6,480,581

Telecom – Integrated/Services — 0.5%
BellSouth Corp., Gtd. Notes	A2	2.77%	(c)	08/15/08		7,200	7,195,450

Telecommunications — 1.2%
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%		06/01/16		6,000	5,698,524
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625%		06/15/15		7,000	6,737,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%		03/15/12		1,650	1,683,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	5.85%		09/15/35		2,500	2,203,462

							16,322,486

Tobacco — 0.3%
Reynolds American, Inc., Sr. Sec’d. Notes	Baa3	7.625%		06/01/16		4,000	4,167,252

SEE NOTES TO FINANCIAL STATEMENTS.

A49

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#			Value (Note 2)
CORPORATE BONDS (continued)
Utilities — 1.4%
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.625%		05/15/27	JPY	4,700		$4,218,250
Illinois Power Co., Sr. Sec’d. Notes, 144A (original cost $14,266,681; purchased 04/01/08)	Baa3	6.25%		04/01/18		$14,300		13,765,995

								17,984,245

TOTAL CORPORATE BONDS (cost $489,435,176)								473,091,535

FOREIGN GOVERNMENT BONDS — 2.2%
Bundesrepublik Deutschland, Bonds (Germany)	Aaa	4.25%		07/04/39	EUR	10,000		14,189,155
Federal Republic of France Bonds (France)	Aaa	4.00%		12/31/49	EUR	1,400		1,821,935
Federal Republic of Panama, Sr. Unsec’d. Notes (Panama)	Ba1	8.875%		09/30/27		750		941,250
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Ba1	12.50%		01/05/22	BRL	18,300		11,358,306

TOTAL FOREIGN GOVERNMENT BONDS (cost $28,237,253)								28,310,646

MUNICIPAL BONDS — 1.0%
Arizona — 0.1%
Salt River Project agricultural Improvement & Power District, Series B, Revenue Bonds (original cost $516,495; purchased 04/29/05)(g)(l)	AA(d)	7.91%	(c)	01/01/32		500		495,790
Salt River Project agricultural Improvement & Power District, Series B, Revenue Bonds	Aa1	4.75%		01/01/32		1,000	(f)	995,790

								1,491,580

California
State of California, General Obligation Bonds	Aa3	4.50%		08/01/28		100		93,344

Georgia — 0.1%
Georgia State Road & Tollway Authority, Revenue Bonds Revenue Bonds	Aaa	5.00%		03/01/21		700		722,183

Hawaii — 0.3%
Honolulu Hawaii City & County, Series A, General Obligation Bonds	Aa2	5.00%		07/01/23		3,075	(f)	3,145,356

Massachusetts — 0.2%
Massachusetts Water resources Authority, Series J, Revenue Bonds	Aaa	5.00%		08/01/32		2,500	(f)	2,515,475

Rhode Island — 0.1%
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.125%		06/01/32		1,205		1,160,198
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.25%		06/01/42		400		377,504

								1,537,702

Washington — 0.2%
Pierce County School District No. 3, General Obligations Bond	Aaa	5.00%		12/01/23		3,000	(f)	3,078,660

TOTAL MUNICIPAL BONDS (cost $12,457,413)								12,584,300

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 93.7%
Federal Home Loan Mortgage Corp.		4.00%		09/01/18		602		572,541
Federal Home Loan Mortgage Corp.		4.50%		11/01/35		839		778,343
Federal Home Loan Mortgage Corp.		5.00%		09/01/35-01/01/36		48,913		47,034,899
Federal Home Loan Mortgage Corp.		5.00%		TBA		400		383,250
Federal Home Loan Mortgage Corp.		5.50%		06/01/37		1,917		1,890,505
Federal Home Loan Mortgage Corp.		5.50%		TBA		8,000		7,880,000
Federal National Mortgage Assoc.		4.00%		07/01/18-03/01/20		57,468		54,482,215
Federal National Mortgage Assoc.		4.50%		08/01/33-06/01/36		53,907		50,015,451
Federal National Mortgage Assoc.		4.50%		TBA		43,000		41,548,750
Federal National Mortgage Assoc.		4.647%	(c)	05/01/36		75		74,781

SEE NOTES TO FINANCIAL STATEMENTS.

A50

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (continued)
Federal National Mortgage Assoc.	5.00%		12/01/18-03/01/36	$169,593	$163,473,497
Federal National Mortgage Assoc.	5.00%		TBA	200	197,312
Federal National Mortgage Assoc.	5.09%	(c)	06/01/35	1,294	1,308,277
Federal National Mortgage Assoc.	5.353%	(c)	12/01/36	1,714	1,718,441
Federal National Mortgage Assoc.	5.50%		09/01/32-09/01/35	251,581	248,857,968
Federal National Mortgage Assoc.	6.00%		04/01/16-09/01/36	9,938	10,063,069
Federal National Mortgage Assoc.	6.00%		TBA	302,100	304,743,375
Government National Mortgage Assoc.	4.50%		09/15/33	36	33,954
Government National Mortgage Assoc.	5.00%		08/15/33-09/15/36	6,579	6,386,916
Government National Mortgage Assoc.	5.00%		TBA	68,000	65,875,000
Government National Mortgage Assoc.	5.50%		05/15/36-12/15/36	3,366	3,355,262
Government National Mortgage Assoc.	5.625%	(c)	08/20/24-08/20/27	142	143,662
Government National Mortgage Assoc.	6.00%		10/15/23-11/15/37	54,921	55,834,710
Government National Mortgage Assoc.	6.00%		TBA	114,500	116,217,500
Government National Mortgage Assoc.	6.375%	(c)	04/20/25-05/20/25	42	42,591
Government National Mortgage Assoc.	6.50%		08/15/36-11/15/37	41,409	42,826,874
Government National Mortgage Assoc.	9.00%		07/15/30-08/15/30	2	2,492

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $1,229,408,315)					1,225,741,635

U.S. TREASURY OBLIGATIONS — 31.9%
U.S. Treasury Bonds	4.375%		02/15/38	226,900	221,156,707
U.S. Treasury Bonds	4.75%		02/15/37	1,200	1,239,187
U.S. Treasury Bonds	5.00%		05/15/37	125,100	134,443,469
U.S. Treasury Bonds	6.25%		05/15/30	5,400	6,646,639
U.S. Treasury Bonds	6.75%		08/15/26	17,900	22,658,876
U.S. Treasury Bonds	8.75%		08/15/20	13,000	18,318,833
U.S. Treasury Inflationary Bonds, TIPS	2.375%		01/15/25	5,400	6,452,934
U.S. Treasury Inflationary Bonds, TIPS	2.375%		01/15/27	2,100	2,344,743
U.S. Treasury Notes	4.50%		02/15/16	100	105,195
U.S. Treasury Strips	7.25%		02/15/22	7,000	3,697,841

TOTAL U.S. TREASURY OBLIGATIONS (cost $404,145,684)					417,064,424

				Shares
PREFERRED STOCK — 0.3%
Business Services — 0.3%
Bank of America Corp., 7.25%, CVT (cost $4,200,000)				4,200	3,717,000

TOTAL LONG-TERM INVESTMENTS (cost $2,302,528,949)					2,281,698,513

SHORT-TERM INVESTMENTS — 2.0%				Notional Amount (000)#
OPTIONS PURCHASED* — 0.9%
Call Options — 0.8%
2 Year U.S. Treasury Note Futures,
expiring 08/22/2008, Strike Price $111.00				$434,200	33,922
5 Year U.S. Treasury Note Futures,
expiring 08/22/2008, Strike Price $126.00				558,500	43,633
expiring 08/22/2008, Strike Price $128.50				224,000	17,500
expiring 08/22/2008, Strike Price $129.50				29,600	2,313

SEE NOTES TO FINANCIAL STATEMENTS.

A51

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Notional Amount (000)#		Value (Note 2)
OPTIONS PURCHASED* (continued)
Call Options (continued)
10 Year U.S. Treasury Note Futures,
expiring 08/22/2008, Strike Price $135.00		$6,600	$1,031
20 Year U.S. Treasury Bond Futures,
expiring 08/22/2008, Strike Price $145.00		195,000	30,469
Currency Option on EUR vs. USD,
expiring 05/19/2010 @ FX Rate 1.37	EUR	8,400	1,766,970
Currency Option on USD vs. JPY,
expiring 09/16/2008 @ FX Rate 118.00		18,300	1,336
Euro-Bobl Futures,
expiring 08/22/2008, Strike Price $118.00	EUR	154,600	—
Euro-Bund Futures,
expiring 08/22/2008, Strike Price $127.00	EUR	20,800	—
FNMA,
expiring 08/06/2008, Strike Price $106.00		55,700	—
Interest Rate Swap,
expiring 12/19/2008 @ 3.60%		49,900	270,735
expiring 03/18/2009 @ 7.00%	GBP	220,900	7,432,219
expiring 12/18/2009 @ 5.05%		14,600	458,099
expiring 12/18/2009 @ 5.05%		14,600	458,099
U.S. Treasury Note Futures,
expiring 07/25/2008, Strike Price $111.65		37,600	—
expiring 07/25/2008, Strike Price $112.50		32,600	—
expiring 07/25/2008, Strike Price $121.00		50,000	—
expiring 08/15/2008, Strike Price $104.44		36,000	—
expiring 09/04/2008, Strike Price $118.00		149,000	5,960
expiring 09/19/2008, Strike Price $104.25		14,000	700
expiring 09/19/2008, Strike Price $112.28		55,400	1,662
expiring 09/19/2008, Strike Price $113.00		39,400	1,576
expiring 09/19/2008, Strike Price $114.00		6,700	268
expiring 09/19/2008, Strike Price $115.00		76,000	2,280

			10,528,772

Put Options — 0.1%
10 Year U.S. Treasury Note Futures,
expiring 08/22/2008, Strike Price $91.00		621,100	97,047
20 Year U.S. Treasury Bond Futures,
expiring 08/22/2008, Strike Price $91.00		250,000	39,062
expiring 08/22/2008, Strike Price $92.00		79,300	12,391

SEE NOTES TO FINANCIAL STATEMENTS.

A52

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

			Notional Amount (000)#		Value (Note 2)
OPTIONS PURCHASED* (continued)
Put Options (continued)
Currency Option on EUR vs. USD,
expiring 05/19/2010 @ FX Rate 1.37			EUR	8,400	$274,732
FNMA,
expiring 07/07/2008, Strike Price $86.00				58,000	—
expiring 07/07/2008, Strike Price $92.25				200,000	—
expiring 08/06/2008, Strike Price $90.00				108,000	480
expiring 08/11/2008, Strike Price $78.47				32,000	—
expiring 09/04/2008, Strike Price $85.00				1,000	11
expiring 09/04/2008, Strike Price $88.50				39,000	1,466
GNMA,
expiring 07/14/2008, Strike Price $85.00				16,000	—
expiring 08/13/2008, Strike Price $82.50				68,000	92
expiring 09/15/2008, Strike Price $88.50				33,000	1,818
Interest Rate Swap,
expiring 12/18/2009 @ 5.05%				14,600	308,911
expiring 12/18/2009 @ 5.05%				14,600	308,911

					1,044,921

TOTAL OPTIONS PURCHASED (cost $20,545,724)					11,573,693

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.8%
U.S. Treasury Bills	1.73%	09/11/08		1,000	996,640
U.S. Treasury Bills	1.84%	08/28/08		500	498,855
U.S. Treasury Bills	1.84%	09/25/08		7,500	7,469,092
U.S. Treasury Bills	1.93%	09/11/08		1,000	996,640

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,958,231)					9,961,227

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal Home Loan Bank (cost $3,000,000)	2.00%	07/01/08		3,000	3,000,000

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
Dryden Core Investment Fund — Taxable Money Market Series (cost $1,434,216)(w)(Note 4)				1,434,216	1,434,216

TOTAL SHORT-TERM INVESTMENTS (cost $34,938,171)					25,969,136

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 176.5% (cost $2,337,467,120)					2,307,667,649

SEE NOTES TO FINANCIAL STATEMENTS.

A53

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
SECURITIES SOLD SHORT — (85.9)%
Federal National Mortgage Association — (26.2)%
Federal National Mortgage Assoc.	5.00%	TBA		$172,500	$(165,330,555)
Federal National Mortgage Assoc.	5.50%	TBA		13,200	(13,286,618)
Federal National Mortgage Assoc.	5.50%	TBA		167,200	(164,796,500)

					(343,413,673)

Government National Mortgage Assoc. — (2.8)%
Government National Mortgage Assoc.	5.50%	TBA		36,500	(36,317,500)

U.S. Treasury Obligations — (56.9)%
U.S. Treasury Bonds	5.375%	02/15/31		8,700	(9,666,518)
U.S. Treasury Inflationary Bonds, TIPS	2.00%	07/15/14		5,100	(6,171,162)
U.S. Treasury Notes	3.25%	12/31/09		36,000	(36,430,308)
U.S. Treasury Notes	3.375%	06/30/13		170,500	(170,806,389)
U.S. Treasury Notes	3.50%	12/15/09		14,000	(14,222,026)
U.S. Treasury Notes	3.50%	02/15/18		3,100	(2,983,992)
U.S. Treasury Notes	3.625%	05/15/13		1,800	(1,826,296)
U.S. Treasury Notes	3.875%	05/15/18		20,000	(19,832,820)
U.S. Treasury Notes	4.00%	02/15/14		54,400	(56,104,243)
U.S. Treasury Notes	4.25%	11/15/14		149,100	(155,669,644)
U.S. Treasury Notes	4.375%	08/15/12		81,700	(85,587,123)
U.S. Treasury Notes	4.50%	02/28/11		37,600	(39,198,000)
U.S. Treasury Notes	4.50%	05/15/17		700	(729,093)
U.S. Treasury Notes	4.625%	02/29/12		6,700	(7,047,563)
U.S. Treasury Notes	4.625%	11/15/16		1,200	(1,265,719)
U.S. Treasury Notes	4.625%	02/15/17		300	(315,844)
U.S. Treasury Notes	4.75%	03/31/11		32,600	(34,207,082)
U.S. Treasury Notes	4.75%	05/15/14		400	(428,812)
U.S. Treasury Notes	4.75%	08/15/17		1,300	(1,377,187)
U.S. Treasury Notes	4.875%	04/30/11		55,400	(58,399,411)
U.S. Treasury Notes	4.875%	07/31/11		39,400	(41,625,470)

					(743,894,702)

TOTAL SECURITIES SOLD SHORT (proceeds received $1,121,091,395)					(1,123,625,875)

			Notional Amount (000)#
OPTIONS WRITTEN* — (0.9)%
Call Options — (0.8)%
10 Year U.S. Treasury Bond Futures,
expiring 08/22/2008, Strike Price $116.00				32,800	(179,375)
Interest Rate Swap,
expiring 10/27/2008 @ 5.25%				3,200	(181,624)
expiring 10/27/2008 @ 5.25%				4,100	(232,706)
expiring 10/27/2008 @ 5.25%				14,300	(811,632)
expiring 12/19/2008 @ 4.35%				16,800	(238,229)
Swap on 3 Month LIBOR,
expiring 09/20/2008 @ 1.50%				14,300	(155,155)
expiring 03/18/2009 @ 7.00%			GBP	68,100	(9,103,850)

					(10,902,571)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Notional Amount (000)#	Value (Note 2)
OPTIONS WRITTEN* (continued)
Put Options — (0.1)%
10 Year U.S. Treasury Bond Futures,
expiring 08/22/2008, Strike Price $110.00	32,800	$(66,625)
Currency Option on USD vs JPY,
expiring 09/16/2008 @ FX Rate 100.00	9,100	(71,508)
Interest Rate Swap,
expiring 10/27/2008 @ 5.25%	14,300	(301,033)
expiring 10/27/2008 @ 5.25%	3,200	(67,364)
expiring 10/27/2008 @ 5.25%	4,100	(86,310)
Swap on 3 Month LIBOR,
expiring 09/20/2008 @ 1.50%	14,300	(142,285)

		(735,125)

TOTAL OPTIONS WRITTEN (premium received $17,318,317)		(11,637,696)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 89.7% (cost $1,199,057,408)		1,172,404,078
OTHER ASSETS IN EXCESS OF LIABILITIES(x) — 10.3%		135,079,985

NET ASSETS — 100.0%		$1,307,484,063

The following abbreviations are used in portfolio descriptions:

CVT	Convertible Security
MTN	Medium Term Note
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexico Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
USD	United States Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(f)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $4,787,500 and $4,787,500, respectively.

(g)	Indicates a security that has been deemed illiquid.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(l)	Private Placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $170,288,272. The aggregate value of $162,510,699 is approximately 12.4% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

(n)	Rates shown are the effective yields at purchase date.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Securities or a portion thereof with an aggregate market value of $9,961,227 have been segregated with the custodian to cover margin requirements for futures contracts open at June 30, 2008.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
2,055	90 Day Euro Dollar	Dec 08	$497,980,400	$497,412,750	$(567,650)
413	90 Day Euro Dollar	Mar 09	99,616,825	99,822,100	205,275
1,144	90 Day Euro Dollar	Jun 09	275,311,675	275,904,200	592,525
2,193	90 Day Euro Dollar	Sep 09	527,030,138	527,498,738	468,600
1,031	90 Day Euro Dollar	Dec 09	249,095,238	247,272,463	(1,822,775)
422	90 Day Euro Dollar	Mar 10	101,417,150	101,010,975	(406,175)
37	90 Day Euro EURIBOR	Mar 09	13,798,395	13,794,754	(3,641)
620	90 Day Sterling	Sep 08	146,547,804	144,950,702	(1,597,102)
111	90 Day Sterling	Dec 08	26,084,879	25,916,306	(168,573)
220	90 Day Sterling	Sep 09	51,645,167	51,409,471	(235,696)
147	10 Year UK Gilt	Sep 08	30,091,580	30,565,342	473,762
3,343	10 Year U.S. Treasury Notes	Sep 08	379,092,289	380,840,828	1,748,539

					(1,312,911)

Short Positions:
1,091	90 Day Euro Dollar	Sep 08	264,072,350	264,758,425	(686,075)
651	2 Year Euro-Schatz	Sep 08	104,762,273	104,880,145	(117,872)
2,171	2 Year U.S. Treasury Notes	Sep 08	458,569,625	458,521,984	47,641
1,546	5 Year Euro-Bobl	Sep 08	261,351,519	257,480,052	3,871,467
3,523	5 Year U.S. Treasury Notes	Sep 08	390,544,336	389,484,164	1,060,172
208	10 Year Euro-Bund	Sep 08	36,626,287	36,210,221	416,066
3,973	20 Year U.S. Treasury Bonds	Sep 08	456,277,719	459,253,969	(2,976,250)

					1,615,149

					$302,238

Forward foreign currency exchange contracts outstanding at June 30, 2008:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 08/07/08	AUD	209	$198,861	$198,130	$(731)
Brazilian Real, Expiring 12/02/08	BRL	36,108	19,319,214	21,654,110	2,334,896
Canadian Dollar, Expiring 08/11/08	CAD	570	563,249	558,635	(4,614)
Chinese Yuan, Expiring 10/10/08	CNY	286,895	42,442,686	42,518,485	75,799
Indian Rupee, Expiring 11/12/08	INR	602,990	14,922,033	13,737,881	(1,184,152)
Japanese Yen, Expiring 07/28/08	JPY	569,000	5,291,891	5,367,432	75,541
Korean Won, Expiring 08/04/08	KRW	11,524,894	12,142,739	11,001,235	(1,141,504)
Malaysian Ringgit, Expiring 08/04/08	MYR	14,364	4,465,000	4,396,576	(68,424)
Russian Ruble, Expiring 07/10/08	RUB	680,702	26,939,000	29,016,892	2,077,892
Expiring 11/19/08	RUB	393,645	15,953,191	16,691,154	737,963
Expiring 05/06/09	RUB	211,455	8,705,990	8,862,996	157,006

			$150,943,854	$154,003,526	$3,059,672

SEE NOTES TO FINANCIAL STATEMENTS.

A56

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 12/02/08	BRL	39,578	$22,968,478	$23,735,569	$(767,091)
British Pound, Expiring 08/11/08	GBP	22,733	44,883,753	45,129,013	(245,260)
Japanese Yen, Expiring 07/28/08	JPY	2,454,281	22,766,985	23,151,471	(384,486)
Korean Won, Expiring 08/04/08	KRW	11,524,894	10,996,224	11,001,235	(5,011)
Russian Ruble, Expiring 07/10/08	RUB	680,702	27,987,891	29,016,892	(1,029,001)

			$129,603,331	$132,034,180	$(2,430,849)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(2)	12/17/10	$670,600	4.00%	3 month LIBOR	$3,086,327
Bank of America Securities LLC(2)	12/17/23	20,600	5.00%	3 month LIBOR	(314,886)
Barclays Capital(1)	12/17/13	414,200	4.00%	3 month LIBOR	(2,614,941)
Barclays Capital(2)	12/17/38	41,000	5.00%	3 month LIBOR	(885,549)
Citigroup(1)	12/17/13	33,000	4.00%	3 month LIBOR	(255,973)
Citigroup(2)	12/17/38	18,300	5.00%	3 month LIBOR	(285,713)
Credit Suisse International, LTD.(2)	12/17/38	5,800	5.00%	3 month LIBOR	(135,176)
Deutsche Bank(1)	12/17/13	85,300	4.00%	3 month LIBOR	(1,495,546)
Lehman Brothers, Inc.(2)	12/17/38	70,900	5.00%	3 month LIBOR	(1,735,594)
Lehman Brothers, Inc.(2)	12/17/23	11,700	5.00%	3 month LIBOR	—
Merrill Lynch & Co.(2)	12/17/38	22,500	5.00%	3 month LIBOR	(524,074)
Merrill Lynch & Co.(2)	12/17/23	164,300	5.00%	3 month LIBOR	(2,241,536)
Morgan Stanley Capital Services, Inc.(1)	12/17/15	30,700	5.00%	3 month LIBOR	(57,859)
Morgan Stanley Capital Services, Inc.(1)	12/17/13	744,000	4.00%	3 month LIBOR	(5,329,429)
Morgan Stanley Capital Services, Inc.(1)	12/17/18	61,400	5.00%	3 month LIBOR	199,845
Morgan Stanley Capital Services, Inc.(1)	06/17/10	37,700	4.00%	3 month LIBOR	70,362
Morgan Stanley Capital Services, Inc.(2)	12/17/38	3,100	5.00%	3 month LIBOR	(72,528)
Royal Bank of Scotland PLC(2)	12/17/10	217,200	4.00%	3 month LIBOR	977,555
Royal Bank of Scotland PLC(2)	12/17/23	15,700	5.00%	3 month LIBOR	114,491
Merrill Lynch & Co.(2)	01/23/09	2,300	4.50%	ICAP CMM FRA Fixing Rate	282,444
Citigroup(1)	04/15/09	AUD 82,000	7.00%	3 month Australian Bank Bill rate	(756,401)
Citigroup(1)	09/15/09	AUD 92,000	7.00%	3 month Australian Bank Bill rate	(823,588)
UBS AG(1)	09/15/09	AUD 156,900	7.00%	3 month Australian Bank Bill rate	(1,413,569)
Deutsche Bank(1)	03/15/11	AUD 29,400	7.50%	6 month Australian Bank Bill rate	21,803
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL 29,700	12.54%	Brazilian interbank lending rate	(745,761)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL 72,800	10.12%	Brazilian interbank lending rate	(1,438,007)
UBS AG(1)	01/02/12	BRL 47,800	10.58%	Brazilian interbank lending rate	(2,635,918)
UBS AG(1)	01/02/12	BRL 13,400	12.54%	Brazilian interbank lending rate	(341,299)
Merrill Lynch & Co.(2)	06/21/38	CAD 8,000	4.50%	3 month Canadian Bank floating rate	(270,357)
Barclays Capital(1)	12/17/10	EUR 4,700	5.50%	6 month EURIBOR	(800)
Barclays Capital(1)	06/15/10	EUR 84,250	4.50%	6 month EURIBOR	(2,836,578)
Barclays Capital(1)	03/18/10	EUR 54,400	5.00%	6 month EURIBOR	(73,414)
Barclays Capital(2)	09/17/18	EUR 7,300	5.00%	6 month EURIBOR	87,288
Barclays Capital(2)	03/18/39	EUR 10,000	5.00%	6 month EURIBOR	572,597
Citigroup(1)	03/21/09	EUR 4,000	4.00%	6 month EURIBOR	(61,062)
Deutsche Bank(1)	06/15/10	EUR 64,200	4.50%	6 month EURIBOR	(2,295,631)
Deutsche Bank(1)	06/15/13	EUR 32,700	4.00%	6 month EURIBOR	(2,036,476)
Deutsche Bank(1)	09/15/10	EUR 59,700	5.50%	6 month EURIBOR	2,596
Morgan Stanley Capital Services, Inc.(1)	12/17/10	EUR 25,600	5.50%	6 month EURIBOR	74,069
UBS AG(1)	10/15/10	EUR 1,400	2.15%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	(27,755)
Barclays Capital(1)	09/15/10	GBP 23,200	5.00%	6 month LIBOR	(564,671)
Barclays Capital(1)	09/17/13	GBP 9,100	5.00%	6 month LIBOR	(830,719)
Barclays Capital(1)	09/17/11	GBP 23,200	4.50%	6 month LIBOR	(1,737,976)
Barclays Capital(2)	06/15/37	GBP 2,500	4.00%	6 month LIBOR	(39,851)
Deutsche Bank(1)	09/15/10	GBP 6,900	5.00%	6 month LIBOR	(43,694)
Deutsche Bank(2)	06/15/37	GBP 9,500	4.25%	6 month LIBOR	(202,782)

SEE NOTES TO FINANCIAL STATEMENTS.

A57

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Goldman Sachs(1)	09/15/15	GBP 2,000	5.00%	6 month LIBOR	$(165,831)
Goldman Sachs(1)	09/17/13	GBP 500	5.00%	6 month LIBOR	(35,294)
Goldman Sachs(1)	09/17/11	GBP104,500	4.50%	6 month LIBOR	(7,452,818)
Goldman Sachs(2)	06/15/37	GBP 2,800	4.00%	6 month LIBOR	(39,466)
HSBC Bank USA, N.A.(2)	06/15/37	GBP 10,000	4.25%	6 month LIBOR	(262,187)
Morgan Stanley Capital Services, Inc.(1)	09/18/09	GBP 49,200	6.00%	6 month LIBOR	(429,006)
Morgan Stanley Capital Services, Inc.(2)	06/15/37	GBP 2,500	4.25%	6 month LIBOR	(49,857)
Royal Bank of Scotland PLC(1)	09/17/11	GBP 42,500	4.50%	6 month LIBOR	(3,501,111)
Barclays Capital(2)	12/17/17	JPY 130,000	2.00%	6 month LIBOR	(10,062)
Deutsche Bank(2)	12/17/17	JPY 510,000	2.00%	6 month LIBOR	(42,391)
Royal Bank of Scotland PLC(2)	12/17/17	JPY 540,000	2.00%	6 month LIBOR	(55,587)
Citigroup(1)	05/14/09	MXN 525,000	7.91%	28 day Mexican interbank rate	(342,334)

					$(42,021,680)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Bear Stearns International Ltd.(2)	05/25/46	$13,200	0.11%	ABX.HE.AAA.06-2 Index	$(1,112,277)
Credit Suisse International, LTD.(2)	05/25/46	1,200	0.11%	ABX.HE.AAA.06-2 Index	(111,524)
Credit Suisse International, LTD.(2)	08/25/37	11,900	0.09%	ABX.HE.AAA.07-1 Index	(2,817,729)
Credit Suisse International, LTD.(2)	08/25/37	19,900	0.15%	ABX.HE.AAA.07-1 Index	(4,367,524)
Citigroup(2)	01/25/38	14,700	0.76%	ABX.HE.AAA.07-2 Index	(3,033,559)
Morgan Stanley & Co.(1)	12/20/08	2,700	0.26%	Allstate Corp., 6.125%, due 02/15/12	3,314
Morgan Stanley & Co.(1)	12/20/08	300	0.26%	Allstate Corp., 6.125%, due 02/15/12	360
Merrill Lynch & Co.(1)	12/20/08	800	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	463
Goldman Sachs(1)	03/20/12	2,300	0.40%	AutoZone, Inc., 5.875%, due 10/15/12	32,733
UBS AG(1)	12/20/08	3,200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(757)
Barclays Bank PLC(1)	06/20/12	1,300	0.15%	Baker Hughes, Inc., 6.00%, due 02/15/09	12,721
Bank of America Securities LLC(1)	12/20/12	1,400	0.47%	Black & Decker Corp., 4.75%, due 11/01/14	38,232
Barclays Bank PLC(1)	07/12/43	1,946	3.30%	Camber 6A, 8.758%, due 07/12/43	1,904,096
Bear Stearns International Ltd.(1)	12/20/08	400	1.09%	Capital One Bank, 4.875%, due 05/15/08	5,486
Bear Stearns International Ltd.(1)	12/20/08	100	1.09%	Capital One Bank, 4.875%, due 05/15/08	1,288
UBS AG(1)	06/20/17	1,100	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	12,660
UBS AG(1)	12/20/08	800	0.44%	Carnival Corp., 6.15%, due 04/15/08	1,228
Bear Stearns International Ltd.(1)	12/20/08	800	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	441
Lehman Brothers, Inc.(1)	09/20/12	1,700	0.60%	CBS Corp., 4.625%, due 05/15/18	50,771
Barclays Bank PLC(1)	06/20/12	1,300	0.17%	Cigna Corp., 6.375%, due 10/15/11	21,801

SEE NOTES TO FINANCIAL STATEMENTS.

A58

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	06/20/15	$700	0.15%	CitiFinancial, 6.625%, due 06/01/15	$49,262
Bank of America Securities LLC(1)	12/20/12	1,400	0.33%	Clorox Co., 6.125%, due 02/01/11	22,711
Lehman Brothers, Inc.(1)	12/20/08	700	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(339)
Lehman Brothers, Inc.(1)	12/20/08	100	0.24%	Costco Wholesale Corp., 5.50%, due 03/15/07	(60)
Morgan Stanley & Co.(1)	09/20/11	3,800	0.24%	CVS Corp., 5.75%, due 08/15/11	36,586
Barclays Bank PLC(1)	09/20/11	3,400	0.58%	DaimlerChrysler NA, 5.75%, due 09/08/11	21,968
Bear Stearns International Ltd.(1)	12/20/08	800	0.24%	Deere & Co., 7.85%, due 05/15/10	123
Merrill Lynch & Co.(1)	12/20/08	1,600	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(516)
Barclays Bank PLC(1)	06/20/13	6,500	5.00%	Dow Jones CDX HY-10 100 Index	231,179
UBS AG(1)	06/20/13	6,500	5.00%	Dow Jones CDX HY-10 100 Index	235,164
Lehman Brothers, Inc.(1)	12/20/11	2,000	0.00%	Dow Jones CDX HY-7 Index	365,603
Merill Lynch & Co.(1)	12/20/11	2,500	0.00%	Dow Jones CDX HY-7 Index	464,663
Bank of America Securities LLC(1)	06/20/12	16,038	2.75%	Dow Jones CDX HY-8 Index	771,063
Citigroup(2)	06/20/12	84,361	0.47%	Dow Jones CDX HY-8 Index	(2,501,904)
Citigroup(2)	06/20/12	28,200	2.11%	Dow Jones CDX HY-8 Index	(1,751,101)
Citigroup(2)	06/20/12	10,700	2.14%	Dow Jones CDX HY-8 Index	(649,440)
Citigroup(2)	06/20/12	2,700	2.18%	Dow Jones CDX HY-8 Index	(160,484)
Merill Lynch & Co.(1)	06/20/12	27,918	2.75%	Dow Jones CDX HY-8 Index	1,911,419
Merill Lynch & Co.(2)	06/20/12	15,400	2.08%	Dow Jones CDX HY-8 Index	(967,888)
UBS AG(1)	06/20/12	27,324	2.75%	Dow Jones CDX HY-8 Index	1,349,635
Goldman Sachs(1)	06/20/18	32,400	1.50%	Dow Jones CDX IG10 10Y Index	786,252
Morgan Stanley & Co.(1)	06/20/18	24,000	1.50%	Dow Jones CDX IG10 10Y Index	670,228
Deutsche Bank(1)	06/20/13	4,200	1.55%	Dow Jones CDX IG10 5Y Index	(1,989)
Goldman Sachs(1)	06/20/13	4,800	1.55%	Dow Jones CDX IG10 5Y Index	19,528
Morgan Stanley & Co.(1)	06/20/13	4,200	1.55%	Dow Jones CDX IG10 5Y Index	(1,989)
Morgan Stanley & Co.(1)	12/20/12	11,400	0.14%	Dow Jones CDX IG5 Index	823,238
Morgan Stanley & Co.(1)	12/20/12	26,700	0.14%	Dow Jones CDX IG5 Index	1,928,111
Morgan Stanley & Co.(2)	12/20/15	8,140	0.46%	Dow Jones CDX IG5 Index	(906,150)
Morgan Stanley & Co.(2)	12/20/15	19,000	0.46%	Dow Jones CDX IG5 Index	(2,109,300)
Bank of America Securities LLC(1)	12/20/16	2,300	0.65%	Dow Jones CDX IG7 Index	137,846
Barclays Bank PLC(1)	12/20/11	1,000	0.75%	Dow Jones CDX IG7 Index	83,242
Morgan Stanley & Co.(1)	12/20/16	13,500	0.65%	Dow Jones CDX IG7 Index	812,507
Bank of America Securities LLC(1)	06/20/12	142,900	0.35%	Dow Jones CDX IG8 Index	5,425,932
Barclays Bank PLC(2)	06/20/17	18,400	0.60%	Dow Jones CDX IG8 Index	(741,143)
Lehman Brothers, Inc.(1)	06/20/12	14,900	0.35%	Dow Jones CDX IG8 Index	500,326
Barclays Bank PLC(1)	12/20/17	8,900	0.80%	Dow Jones CDX IG9 10Y Index	243,996
Goldman Sachs(1)	12/20/17	11,400	0.80%	Dow Jones CDX IG9 10Y Index	265,815
Morgan Stanley & Co.(1)	12/20/17	33,900	0.80%	Dow Jones CDX IG9 10Y Index	536,847
Royal Bank of Scotland PLC (1)	12/20/17	3,300	0.80%	Dow Jones CDX IG9 10Y Index	84,113
Goldman Sachs(1)	12/20/12	3,900	0.60%	Dow Jones CDX IG9 5Y Index	45,825
Goldman Sachs(2)	12/20/12	49,900	0.60%	Dow Jones CDX IG9 5Y Index	(510,053)
Lehman Brothers, Inc.(2)	12/20/12	36,900	0.60%	Dow Jones CDX IG9 5Y Index	259,939
Barclays Bank PLC(1)	06/20/12	1,300	0.09%	Duke Energy, 7.375%, due 03/01/10	20,404
Bank of America Securities LLC(1)	12/20/08	1,700	0.13%	E.I. DuPont de Nemours & Co., 6.875%, due 10/15/09	990
Bank of America Securities LLC(1)	12/20/08	200	0.13%	E.I. DuPont, 6.875%, due 10/15/09	106
Citigroup(1)	12/20/08	2,200	0.28%	Eaton Corp., 5.75%, due 07/15/12	814

SEE NOTES TO FINANCIAL STATEMENTS.

A59

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Citigroup(1)	12/20/08	$300	0.28%	Eaton Corp., 5.75%, due 07/15/12	$187
Barclays Bank PLC(1)	12/20/08	2,300	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(1,299)
Barclays Bank PLC(1)	12/20/08	300	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(122)
Morgan Stanley & Co.(1)	12/20/08	1,600	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(99)
Morgan Stanley & Co.(1)	12/20/08	200	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	7
Morgan Stanley & Co.(1)	12/20/08	800	0.22%	Emerson Electric Co., 7.125%, due 08/15/10	(91)
Citigroup(1)	12/20/08	1,700	0.29%	FedEx Corp., 7.25%, due 02/15/11	3,332
Citigroup(1)	12/20/08	200	0.29%	FedEx Corp., 7.25%, due 02/15/11	427
Merrill Lynch & Co.(1)	12/20/08	600	0.22%	Gannett Co., Inc., 6.375%, due 04/01/12	3,525
Deutsche Bank(1)	09/20/16	2,400	0.51%	Goodrich Corp., 6.29%, due 07/01/16	7,804
Lehman Brothers, Inc.(1)	12/20/08	900	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(4,193)
Lehman Brothers, Inc.(1)	12/20/08	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(328)
Lehman Brothers, Inc.(1)	06/20/12	1,300	0.12%	Hartford Financial Services Group, 4.75%, due 03/01/14	42,951
Lehman Brothers, Inc.(1)	12/20/08	2,200	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	7,326
Lehman Brothers, Inc.(1)	12/20/08	300	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	841
Bear Stearns International Ltd.(1)	12/20/08	2,200	0.32%	H-P Co., 6.50%, due 07/01/12	(1,754)
Bear Stearns International Ltd.(1)	12/20/08	300	0.32%	H-P Co., 6.50%, due 07/01/12	(183)
Merrill Lynch & Co.(1)	12/20/08	1,400	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	866
Barclays Bank PLC(1)	03/20/12	1,500	0.17%	International Lease Finance Corp., 5.40%, due 02/15/12	162,483
Bear Stearns International Ltd.(1)	12/20/08	800	0.60%	International Paper Co., 6.75%, due 09/01/11	3,668
Barclays Bank PLC(1)	03/20/11	1,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	179,581
Lehman Brothers, Inc.(1)	12/20/08	2,100	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	444
Lehman Brothers, Inc.(1)	12/20/08	300	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	47
Lehman Brothers, Inc.(1)	12/20/12	900	0.44%	Kohls Corp., 6.30%, due 03/01/11	29,437
Morgan Stanley & Co.(1)	03/20/13	5,000	0.56%	Kroger Co., 5.50%, due 02/01/13	21,579
Deutsche Bank(1)	12/20/11	5,000	0.66%	Lennar Corp., 5.95%, due 10/17/11	858,747
Lehman Brothers, Inc.(1)	12/20/08	900	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(1,942)
Lehman Brothers, Inc.(1)	12/20/08	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(230)
Bear Stearns International Ltd.(1)	03/20/16	3,100	0.28%	Loews Corp., 5.25%, due 03/15/16	34,924

SEE NOTES TO FINANCIAL STATEMENTS.

A60

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	06/20/12	$1,300	0.12%	Loews Corp., 8.875%, due 04/15/11	$10,137
Goldman Sachs(1)	02/25/34	1,132	2.00%	Long Beach Mortgage Loan Trust 2004-1, 5.98% , due 02/25/34(3)	770,906
Merrill Lynch & Co.(2)	02/25/34	1,132	2.25%	Long Beach Mortgage Loan Trust 2004-1, 5.98% , due 02/25/34(3)	(768,312)
Lehman Brothers, Inc.(1)	12/20/08	1,200	0.30%	Masco Corp., 5.875%, due 07/15/12	11,150
Lehman Brothers, Inc.(1)	12/20/08	100	0.30%	Masco Corp., 5.875%, due 07/15/12	919
Lehman Brothers, Inc.(1)	09/20/17	5,000	1.02%	Masco Corp., 5.875%, due 07/15/12	475,643
Bear Stearns International Ltd.(1)	10/13/46	4,734	1.40%	Mercury CDO, Ltd., 4.31%, due 07/27/48(3)	4,555,658
Merrill Lynch & Co.(1)	12/20/08	1,200	0.85%	Motorola, Inc., 7.625%, due 11/15/10	1,942
Goldman Sachs(1)	03/20/12	2,300	0.26%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	30,018
UBS AG(1)	06/20/17	800	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	21,500
Bear Stearns International Ltd.(1)	12/20/12	1,800	0.29%	Nordstrom, Inc., 6.95%, due 03/15/28	58,662
Lehman Brothers, Inc.(1)	12/20/08	900	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(1,529)
Lehman Brothers, Inc.(1)	12/20/08	100	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(199)
Merrill Lynch & Co.(1)	12/20/08	800	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	217
Lehman Brothers, Inc.(1)	06/20/09	6,600	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(6,006)
Merrill Lynch & Co.(1)	04/15/20	1,800	1.95%	Race Point CLO, 7.01%, due 04/15/20	476,261
Merrill Lynch & Co.(1)	04/15/20	2,500	4.03%	Race Point CLO, 9.61%, due 04/15/20	1,001,383
Lehman Brothers, Inc.(1)	12/20/08	1,200	0.35%	RadioShack Corp., 7.375%, due 05/15/11	7,917
Lehman Brothers, Inc.(1)	12/20/08	100	0.35%	RadioShack Corp., 7.375%, due 05/15/11	610
UBS AG(1)	12/20/08	800	0.37%	RadioShack Corp., 7.375%, due 05/15/11	5,197
Barclays Bank PLC(1)	12/20/12	3,000	0.35%	Safeway, Inc. 5.80%, 08/15/12	30,905
Citigroup(1)	03/20/12	2,300	0.34%	Safeway, Inc. 5.80%, 08/15/12	16,273
Merrill Lynch & Co.(1)	12/15/19	1,600	1.88%	Saratoga CLO, Ltd., 6.84%, due 12/15/19	391,144
Merrill Lynch & Co.(1)	12/15/19	2,500	3.78%	Saratoga CLO, Ltd., 8.81%, due 12/15/19	471,189
Barclays Bank PLC(1)	06/20/12	1,300	0.12%	Schlumberger Limited, 1.50%, due 06/01/23	11,728
Morgan Stanley & Co.(1)	09/20/13	1,600	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	71,615
Bank of America Securities LLC(1)	12/20/12	2,200	0.30%	Sherwin-Williams, 7.375%, due 02/01/27	53,330
Barclays Bank PLC(1)	12/20/12	3,000	0.44%	Sherwin-Williams, 7.375%, due 02/01/27	55,711

SEE NOTES TO FINANCIAL STATEMENTS.

A61

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
UBS AG(1)	12/20/08	$800	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	$1,257
Morgan Stanley & Co.(1)	06/20/12	5,000	0.11%	Target Corp., 5.875%, 03/01/12	92,932
Morgan Stanley & Co.(1)	12/20/08	800	0.53%	The Kroger Co., 4.75%, due 04/15/12	(808)
Morgan Stanley & Co.(1)	12/20/12	2,100	0.33%	TJX Cos., Inc., 7.45%, due 12/15/09	13,056
Bank of America Securities LLC(1)	08/07/45	242	4.30%	Trinity CDO Ltd., 5.43%, due 03/08/40(3)	213,850
Goldman Sachs(1)	03/08/40	226	3.90%	Trinity CDO Ltd., 5.43%, due 03/08/40(3)	412,718
Bear Stearns International Ltd.(1)	03/20/11	1,000	0.33%	Vornado Realty, 5.60%, due 02/15/11	42,721
Citigroup(1)	12/20/08	3,600	0.14%	Wal-Mart Stores, Inc., 3.375%, due 10/01/08	904
Goldman Sachs(1)	12/20/12	5,300	0.24%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	27,612
Morgan Stanley & Co.(1)	06/20/17	4,900	0.15%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	106,680
Bear Stearns International Ltd.(1)	12/20/08	1,500	0.15%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	299
Barclays Bank PLC(1)	12/20/08	900	0.67%	Walt Disney Co. (The), 6.375%, due 03/01/12	(2,244)
Barclays Bank PLC(1)	12/20/08	100	0.67%	Walt Disney Co. (The), 6.375%, due 03/01/12	(133)
Barclays Bank PLC(1)	06/20/12	1,500	0.09%	Wells Fargo Co., 3.11%, due 10/28/15(3)	51,154
Lehman Brothers, Inc.(1)	12/20/08	1,100	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	1,355
Lehman Brothers, Inc.(1)	12/20/08	100	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	99
Barclays Bank PLC(1)	03/20/12	1,300	0.21%	XL Cap Europe PLC, 6.50%, due 01/15/12	123,644

					$8,632,303

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(2)	Portfolio pays counterparty par in the event that the underlying bond defaults and receives the fixed rate.

(3)	Variable rate, displayed rate is as of 6/30/08.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A62

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$5,151,216	$302,238
Level 2—Other Significant Observable Inputs—Long	2,302,063,875	(32,760,554)
Level 2—Other Significant Observable Inputs—Short	(1,135,263,571)	—
Level 3—Significant Unobservable Inputs	452,558	—

Total	$1,172,404,078	$(32,458,316)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$204
Accrued discounts/premiums	(10,837)
Realized gain (loss)	247
Change in unrealized appreciation (depreciation)	(181,255)
Net purchases (sales)	28,758
Transfers in and/or out of Level 3	615,441

Balance as of 6/30/08	$452,558

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as June 30, 2008 were as follows:

U.S. Government Mortgage-Backed Obligations	93.7%
U.S. Treasury Obligations	32.7
Financial Services	14.9
Financial – Bank & Trust	11.3
Collateralized Mortgage Obligations	5.3
Bank Notes	3.3
Diversified	2.2
Foreign Government Bonds	2.2
Insurance	1.6
Utilities	1.4
Telecommunications	1.2
Municipal Bonds	1.0
Options Purchased	0.9
Oil, Gas & Consumable Fuels	0.7
Asset-Backed Securities	0.6
Telecom – Integrated/Services	0.5
Automobile Manufacturers	0.5
Retail & Merchandising	0.5
Paper & Forest Products	0.4
Building Materials	0.3
Tobacco	0.3
Business Services	0.3
U.S. Government Agency Obligations	0.2
Aerospace	0.2
Affiliated Money Market Mutual Fund	0.1
Healthcare – Services	0.1
Biotechnology	0.1

176.5
Securities Sold Short and Options Written	(86.8)
Other assets in excess of liabilities	10.3

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A63

SP PIMCO TOTAL RETURN PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments at value:
Unaffiliated investments (cost $2,336,032,904)	$2,306,233,433
Cash	19,982,795
Foreign currency, at value (cost $2,453,582)	2,571,888
Affiliated investments (cost $1,434,216)	1,434,216
Receivable for investments sold	1,472,727,351
Unrealized appreciation on swap agreements	36,656,878
Dividends and interest receivable	6,659,541
Unrealized appreciation on foreign currency forward contracts	5,459,097
Due from broker-variation margin	111,989
Receivable for Series shares sold	47,177
Prepaid expenses	838

Total Assets	3,851,885,203

LIABILITIES
Payable for investments purchased	1,285,467,096
Securities sold short, at value (proceeds received $1,121,091,395)	1,123,625,875
Unrealized depreciation on swap agreements	70,046,255
Payments received for swap agreements	35,614,259
Written options, at value (cost $17,318,317)	11,637,696
Interest payable on investments sold short	5,484,487
Unrealized depreciation on foreign currency forward contracts	4,830,274
Payable for floating rates issues	4,787,500
Payable for Series shares repurchased	2,139,339
Management fee payable	654,310
Accrued expenses and other liabilities	111,098
Deferred trustees’ fees	2,368
Transfer agent fees payable	583

Total Liabilities	2,544,401,140

NET ASSETS	$1,307,484,063

Net assets were comprised of:
Paid-in capital	$1,288,964,483
Retained earnings	18,519,580

Net assets, June 30, 2008	$1,307,484,063

Net asset value and redemption price per share, $1,307,484,063 / 114,673,793 outstanding shares of beneficial interest	$11.40

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Interest income	$37,378,400
Unaffiliated dividend income (net of $528 foreign withholding tax)	152,568
Affiliated dividend income	114,217

37,645,185

EXPENSES
Management fee	4,194,723
Custodian’s fees and expenses	249,000
Interest expense (Note 2)	95,920
Audit fee	21,000
Shareholders’ reports	19,000
Trustees’ fees	13,000
Legal fees and expenses	6,000
Insurance expenses	5,000
Commitment fee on syndicated credit agreement	2,000
Transfer agent’s fees and expenses (including affiliated expense of $1,700) (Note 4)	2,000
Miscellaneous	9,259

Total expenses	4,616,902

NET INVESTMENT INCOME	33,028,283

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(10,923,131)
Futures transactions	43,195,981
Options written transactions	10,569,770
Swap agreement transactions	20,024,509
Foreign currency transactions	4,961,447

67,828,576

Net change in unrealized appreciation (depreciation) on:
Investments	(57,251,881)
Futures	(7,362,799)
Options written	15,053,527
Swap agreements	(40,387,105)
Short sales	1,445,200
Foreign currencies	(5,168,030)

(93,671,088)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(25,842,512)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,185,771

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$33,028,283	$68,649,473
Net realized gain on investments and foreign currency transactions	67,828,576	22,421,387
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(93,671,088)	42,033,956

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,185,771	133,104,816

DISTRIBUTIONS	(34,554,587)	(62,651,148)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [6,125,045 and 19,086,017 shares, respectively]	73,617,240	215,233,306
Series shares issued in reinvestment of distributions [2,989,484 and 5,569,936 shares, respectively]	34,554,587	62,651,148
Series shares repurchased [16,554,956 and 45,249,342 shares, respectively]	(198,100,961)	(513,850,170)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(89,929,134)	(235,965,716)

TOTAL DECREASE IN NET ASSETS	(117,297,950)	(165,512,048)
NET ASSETS:
Beginning of period	1,424,782,013	1,590,294,061

End of period	$1,307,484,063	$1,424,782,013

SEE NOTES TO FINANCIAL STATEMENTS.

A64

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 97.8%		Value (Note 2)
COMMON STOCKS	Shares

Aerospace & Defense — 0.8%
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	77,200	$1,480,696

Air Freight & Logistics — 2.2%
C.H. Robinson Worldwide, Inc.(b)	23,900	1,310,676
Expeditors International Washington, Inc.(b)	64,700	2,782,100

		4,092,776

Biotechnology — 0.5%
BioMarin Pharmaceuticals, Inc.*	33,000	956,340

Capital Markets — 3.3%
Eaton Vance Corp.	83,600	3,323,936
TD Ameritrade Holdings Corp.*	153,400	2,775,006

		6,098,942

Chemicals — 1.5%
Ecolab, Inc.	62,600	2,691,174

Commercial Services & Supplies — 7.3%
Allied Waste Industries, Inc.*	126,500	1,596,430
Corporate Executive Board Co.	65,600	2,758,480
ITT Corp.	64,000	4,053,120
Paychex, Inc.	43,000	1,345,040
Robert Half International, Inc.(b)	77,200	1,850,484
Stericycle, Inc.*	34,900	1,804,330

		13,407,884

Communications Equipment — 3.6%
Brocade Communications Systems, Inc.*	273,200	2,251,168
Comverse Technology, Inc.*	136,400	2,311,980
Juniper Networks, Inc.*(b)	92,700	2,056,086

		6,619,234

Construction & Engineering — 1.1%
Chicago Bridge & Iron Co. N.V.	49,000	1,951,180

Consumer Finance — 0.8%
Alliance Data Systems Corp.*(b)	26,300	1,487,265

Diversified Consumer Services — 0.7%
Weight Watchers International, Inc.	34,500	1,228,545

Diversified Telecommunication Services — 0.5%
Cogent Communications Group, Inc.*(b)	64,300	861,620

Electrical Equipment — 3.3%
Ametek, Inc.	86,600	4,089,252
Roper Industries, Inc.	29,000	1,910,520

		5,999,772

Electronic Equipment & Instruments — 1.3%
Amphenol Corp. (Class A Stock)(b)	33,700	1,512,456
Insight Enterprises, Inc.*	77,000	903,210

		2,415,666

Energy Equipment & Services — 4.6%
Cameron International Corp.*(b)	66,800	3,697,380
FMC Technologies, Inc.*	25,300	1,946,329
Pride International, Inc.*(b)	56,500	2,671,885

		8,315,594

COMMON STOCKS (continued)	Shares	Value (Note 2)

Food & Staples Retailing — 0.9%
Whole Foods Market, Inc.(b)	72,700	$1,722,263

Food Products — 2.5%
ConAgra Foods, Inc.	133,300	2,570,024
Dean Foods Co.*(b)	103,700	2,034,594

		4,604,618

Healthcare Equipment & Supplies — 1.5%
DENTSPLY International, Inc.(b)	49,100	1,806,880
ResMed, Inc.*(b)	26,200	936,388

		2,743,268

Healthcare Providers & Services — 8.1%
Community Health Systems, Inc.*(b)	60,800	2,005,184
DaVita, Inc.*	61,400	3,262,182
Express Scripts, Inc.*(b)	32,300	2,025,856
Henry Schein, Inc.*(b)	34,900	1,799,793
Laboratory Corp. of America Holdings*(b)	26,700	1,859,121
Patterson Cos., Inc.*(b)	55,300	1,625,267
Quest Diagnostics, Inc.	46,800	2,268,396

		14,845,799

Hotels, Restaurants & Leisure — 2.6%
Tim Hortons, Inc.(b)	75,500	2,166,095
Yum! Brands, Inc.	73,300	2,572,097

		4,738,192

Independent Power Producers & Energy Traders — 1.3%
The AES Corp.*(b)	118,700	2,280,227

Insurance — 2.3%
White Mountain Insurance Group, Ltd.	4,800	2,059,200
W.R. Berkley Corp.	88,800	2,145,408

		4,204,608

Internet Software & Services — 2.3%
Akamai Technologies, Inc.*(b)	69,300	2,410,947
VeriSign, Inc.*(b)	45,400	1,716,120

		4,127,067

Leisure Equipment & Products — 1.5%
Electronic Arts, Inc.*	59,600	2,648,028

Life Sciences, Tools & Services — 2.1%
Charles River Laboratories International, Inc.*(b)	24,200	1,546,864
Thermo Fisher Scientific, Inc.*(b)	41,000	2,284,930

		3,831,794

Machinery — 6.8%
Danaher Corp.	47,400	3,664,020
Dover Corp.	37,400	1,809,038
IDEX Corp.	100,500	3,702,420
Iron Mountain, Inc.*(b)	124,700	3,310,785

		12,486,263

Media — 1.8%
Regal Entertainment Group (Class A Stock)	208,500	3,185,880

Oil, Gas & Consumable Fuels — 10.4%
Denbury Resources, Inc.*	77,700	2,836,050

SEE NOTES TO FINANCIAL STATEMENTS.

A65

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Co.*	31,900	$2,081,475
Range Resources Corp.	28,500	1,867,890
Southwestern Energy Co.*	157,400	7,493,814
Ultra Petroleum Corp.*	13,800	1,355,160
XTO Energy, Inc.	48,875	3,348,426

		18,982,815

Pharmaceuticals — 2.0%
Barr Pharmaceuticals, Inc.*	49,000	2,208,920
Mylan, Inc.(b)	121,200	1,462,884

		3,671,804

Real Estate Investment Trusts — 1.5%
Annaly Capital Management, Inc.(b)	172,100	2,669,271

Semiconductors & Semiconductor Equipment — 3.8%
Broadcom Corp. (Class A Stock)*	155,950	4,255,876
KLA-Tencor Corp.(b)	45,900	1,868,589
NVIDIA Corp.*(b)	42,100	788,112

		6,912,577

Software — 3.5%
Adobe Systems, Inc.*	25,028	985,853
Amdocs Ltd.*(b)	87,900	2,586,018
Check Point Software Technologies Ltd.*	122,900	2,909,043

		6,480,914

Specialty Retail — 1.4%
Ross Stores, Inc.(b)	74,200	2,635,584

Textiles, Apparel & Luxury Goods — 1.3%
Phillips-Van Heusen(b)	67,000	2,453,540

Trading Companies & Distributors — 1.2%
Fastenal Co.(b)	50,400	2,175,264

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services — 7.5%
American Tower Corp. (Class A Stock)*	78,300	$3,308,175
Crown Castle International Corp.*(b)	83,700	3,241,701
NII Holdings, Inc.*	152,000	7,218,480

		13,768,356

TOTAL LONG-TERM INVESTMENTS (cost $158,823,468)		178,774,820

SHORT-TERM INVESTMENT — 38.2%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $69,907,555, includes $65,312,055 of cash collateral received for securities on loan)(c)(d) (Note 4)	69,907,555	69,907,555

TOTAL INVESTMENTS — 136.0% (cost $228,731,023)		248,682,375
LIABILITIES IN EXCESS OF OTHER ASSETS — (36.0)%		(65,829,193)

NET ASSETS — 100.0%		$182,853,182

*	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $62,448,971; cash collateral of $65,312,055 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A66

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$248,682,375	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$248,682,375	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any Significant Unobservable Inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund ( including 35.7% of collateral received for securities on loan)	38.2%
Oil, Gas & Consumable Fuels	10.4
Healthcare Providers & Services	8.1
Wireless Telecommunication Services	7.5
Commercial Services & Supplies	7.3
Machinery	6.8
Energy Equipment & Services	4.6
Semiconductors & Semiconductor Equipment	3.8
Communications Equipment	3.6
Software	3.5
Capital Markets	3.3
Electrical Equipment	3.3
Hotels, Restaurants & Leisure	2.6
Food Products	2.5
Insurance	2.3
Internet Software & Services	2.3
Air Freight & Logistics	2.2
Life Sciences, Tools & Services	2.1
Pharmaceuticals	2.0
Media	1.8
Chemicals	1.5
Healthcare Equipment & Supplies	1.5
Leisure Equipment & Products	1.5
Real Estate Investment Trusts (REITs)	1.5
Specialty Retail	1.4
Electronic Equipment & Instruments	1.3
Independent Power Producers & Energy Traders	1.3
Textiles, Apparel & Luxury Goods	1.3
Trading Companies & Distributors	1.2
Construction & Engineering	1.1
Food & Staples Retailing	0.9
Aerospace & Defense	0.8
Consumer Finance	0.8
Diversified Consumer Services	0.7
Biotechnology	0.5
Diversified Telecommunication Services	0.5

136.0
Liabilities in excess of other assets	(36.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A68

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $62,448,971:
Unaffiliated investments (cost $158,823,468)	$178,774,820
Affiliated investments (cost $69,907,555)	69,907,555
Cash	1,319
Receivable for investments sold	1,306,201
Dividends and interest receivable	156,349
Receivable for Series shares sold	99,022
Prepaid expenses	344

Total Assets	250,245,610

LIABILITIES
Collateral for securities on loan	65,312,055
Payable for investments purchased	1,712,039
Payable for Series shares reacquired	183,373
Management fee payable	92,636
Accrued expenses and other liabilities	91,647
Transfer agent fee payable	564
Distribution fee payable	71
Administration fee payable	43

Total Liabilities	67,392,428

NET ASSETS	$182,853,182

Net assets were comprised of:
Paid-in capital	$155,824,970
Retained earnings	27,028,212

Net assets, June 30, 2008	$182,853,182

Class I:
Net asset value and redemption price per share, $182,513,042 / 26,505,510 outstanding shares of beneficial interest	$6.89

Class II:
Net asset value and redemption price per share, $340,140 / 50,936 outstanding shares of beneficial interest	$6.68

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $945)	$700,630
Affiliated income from securities loaned, net	163,199
Affiliated dividend income	78,358

942,187

EXPENSES
Management fee	557,660
Distribution fee—Class II	439
Administration fee—Class II	263
Custodian’s fees and expenses	24,000
Shareholders’ reports	12,000
Audit fee	9,000
Trustees’ fees	5,000
Legal fees and expenses	3,000
Insurance expenses	2,000
Transfer agent’s fee and expenses (including affiliated expense of $1,700) (Note 4)	1,800
Interest expense	222
Miscellaneous	5,938

Total expenses	621,322

NET INVESTMENT INCOME	320,865

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investment transactions	7,123,525
Net change in unrealized appreciation (depreciation) on investments	(16,227,228)

NET LOSS ON INVESTMENTS	(9,103,703)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,782,838)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$320,865	$493,880
Net realized gain on investments	7,123,525	27,633,621
Net change in unrealized appreciation (depreciation) on investments	(16,227,228)	4,131,011

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,782,838)	32,258,512

DISTRIBUTIONS:
Class I	(28,074,791)	(20,193,651)
Class II	(52,710)	(36,860)

TOTAL DISTRIBUTIONS	(28,127,501)	(20,230,511)

CAPITAL STOCK TRANSACTIONS (Note 7):
Series shares sold [436,129 and 1,555,199 shares, respectively]	3,406,008	13,349,237
Series shares issued in reinvestment of dividends and distributions [3,896,005 and 2,446,381 shares, respectively]	28,127,501	20,230,511
Series shares repurchased [2,304,216 and 4,875,832 shares, respectively]	(17,977,645)	(42,334,740)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	13,555,864	(8,754,992)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(23,354,475)	3,273,009
NET ASSETS:
Beginning of period	206,207,657	202,934,648

End of period	$182,853,182	$206,207,657

SEE NOTES TO FINANCIAL STATEMENTS.

A69

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 97.6%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace & Defense — 1.6%
AAR Corp.*(a)	48,296	$653,445
DRS Technologies, Inc.	11,360	894,259
Heico Corp. (Class A Stock)	47,000	1,249,260
Limco-Piedmont, Inc.*	65,913	285,403
Orbital Sciences Corp.*	49,180	1,158,681

		4,241,048

Air Freight & Couriers — 0.5%
Pacer International, Inc.	56,420	1,213,594

Airlines — 0.4%
AirTran Holdings, Inc.*(a)	441,230	900,109
Alaska Air Group, Inc.*	15,759	241,743

		1,141,852

Auto Components — 1.3%
Cooper Tire & Rubber Co.	86,400	677,376
Sauer-Danfoss, Inc.(a)	49,800	1,551,270
Superior Industries International, Inc.(a)	33,060	558,053
WABCO Holdings, Inc.	17,100	794,466

		3,581,165

Automobile Manufacturers — 0.4%
Wabash National Corp.	141,250	1,067,850

Automotive Parts — 0.8%
Asbury Automotive Group, Inc.	71,028	912,710
Commercial Vehicle Group, Inc.*(a)	48,992	458,075
Tenneco Automotive, Inc.*(a)	51,025	690,368

		2,061,153

Banks — 0.9%
Bridge Capital Holdings*(a)	12,166	143,316
Hancock Holding Co.	22,456	882,296
Pinnacle Financial Partners, Inc.*(a)	15,923	319,893
Sterling Bancshares, Inc. (TX)	30,558	277,772
Trico Bancshares	13,320	145,854
UMB Financial Corp.(a)	11,707	600,218

		2,369,349

Building Materials — 1.1%
Comfort Systems USA, Inc.(a)	121,848	1,637,637
Universal Forest Products, Inc.	42,523	1,273,989

		2,911,626

Building Products — 1.2%
Gibraltar Industries, Inc.	102,690	1,639,959
Patrick Industries, Inc.*	93,100	697,319
Simpson Manufacturing Co., Inc.	40,500	961,470

		3,298,748

Business Services — 0.3%
Resources Connection, Inc.	37,709	767,378

Capital Markets
Thomas Weisel Partners Group, Inc.*	21,000	114,870

Chemicals — 2.2%
H.B. Fuller Co.(a)	83,924	1,883,255
KMG Chemicals, Inc.	48,444	500,426
Minerals Technologies, Inc.	29,460	1,873,361
PolyOne Corp.*(a)	210,277	1,465,631

		5,722,673

COMMON STOCKS (continued)	Shares	Value (Note 2)
Clothing & Apparel — 0.3%
Gymboree Corp.*	9,056	$362,874
K-Swiss, Inc. (Class A Stock)	28,371	417,054

		779,928

Commercial Banks — 3.3%
Bancorp Bank (The)*(a)	59,498	453,375
Cardinal Financial Corp.	45,982	287,847
Cascade Financial Corp.	111,865	728,241
Central Pacific Financial Corp.	60,700	647,062
City National Corp.	14,200	597,394
Cullen Frost Bankers, Inc.	29,700	1,480,545
First Security Group, Inc.	161,890	903,346
FNB Corp.(a)	59,995	706,741
PAB Bankshares, Inc.	18,329	150,485
SVB Financial Group*(a)	16,000	769,760
Tompkins Trustco, Inc.(a)	11,560	430,032
UCBH Holdings, Inc.(a)	103,300	232,425
Umpqua Holdings Corp.(a)	97,400	1,181,462
Westamerica Bancorporation(a)	2,591	136,261

		8,704,976

Commercial Services — 0.3%
Convergys Corp.*	28,838	428,533
On Assignment, Inc.*(a)	49,146	394,151

		822,684

Commercial Services & Supplies — 1.7%
ChoicePoint, Inc.*	14,774	712,107
TrueBlue, Inc.*(a)	71,900	949,799
United Stationers, Inc.*(a)	21,700	801,815
Watson Wyatt & Co. Holdings	39,300	2,078,577

		4,542,298

Communication Equipment — 2.6%
Bel Fuse, Inc. (Class B Stock)(a)	16,100	397,831
Black Box Corp.	37,900	1,030,501
Digi International, Inc.*	69,450	545,182
Dycom Industries, Inc.*(a)	19,700	286,044
Foundry Networks, Inc.*(a)	142,300	1,681,986
Plantronics, Inc.(a)	134,652	3,005,433

		6,946,977

Computer Hardware — 1.0%
Electronics for Imaging, Inc.*	96,797	1,413,236
MTS Systems Corp.	25,479	914,187
Palm, Inc.(a)	64,187	345,968

		2,673,391

Computer Networking — 0.1%
Brocade Communications Systems, Inc.*(a)	40,211	331,339

Computer Services & Software — 1.9%
ACI Worldwide, Inc.*(a)	24,026	422,617
Avid Technology, Inc.*(a)	60,999	1,036,373
Factset Research Systems, Inc.	4,967	279,940
Intervoice, Inc.*(a)	72,479	413,130
JDA Software Group, Inc.*(a)	30,701	555,688
Monotype Imaging Holdings, Inc.*	37,976	462,548
Parametric Technology Corp.*(a)	49,160	819,497

SEE NOTES TO FINANCIAL STATEMENTS.

A70

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Computer Services & Software (continued)
Progress Software Corp.*	20,909	$534,643
Taleo Corp. (Class A Stock)*	21,743	425,946

		4,950,382

Computers & Peripherals — 0.1%
Rimage Corp.*	25,700	318,423

Construction — 0.3%
Ryland Group, Inc.(a)	41,301	900,775

Construction Materials — 0.1%
Vulcan Materials Co.(a)	2,219	132,652

Consumer Products & Services — 0.9%
Elizabeth Arden, Inc.*	78,693	1,194,560
Fossil, Inc.*(a)	24,604	715,238
Jarden Corp.*	4,881	89,029
Prestige Brands Holdings, Inc.*	40,200	428,532

		2,427,359

Containers & Packaging — 0.5%
AptarGroup, Inc.(a)	30,500	1,279,475

Distribution/Wholesale — 0.7%
Watsco, Inc.(a)	44,037	1,840,747

Diversified Consumer Services — 0.4%
Steiner Leisure Ltd.*	35,750	1,013,513

Diversified Financial Services — 0.3%
BGC Partners, Inc. (Class A Stock)*	40,903	308,818
KBW, Inc.*(a)	23,935	492,582

		801,400

Electric Utilities — 0.3%
MGE Energy, Inc.	24,385	795,439
UIL Holdings Corp.	2,159	63,496

		858,935

Electrical Equipment — 1.0%
Hubbell, Inc. (Class B Stock)	19,500	777,465
Regal-Beloit Corp.(a)	43,200	1,825,200

		2,602,665

Electronic Components — 0.3%
Empire District Electric Co. (The)	42,324	784,687

Electronics — 0.6%
Belden CDT, Inc.	27,244	923,027
PerkinElmer, Inc.(a)	25,410	707,668

		1,630,695

Energy Equipment & Services — 1.2%
National-Oilwell Varco, Inc.*	29,000	2,572,880
Superior Well Services, Inc.*(a)	21,100	669,081

		3,241,961

Engineering/Construction — 0.9%
EMCOR Group, Inc.*(a)	44,900	1,280,997
Perini Corp.*(a)	30,500	1,008,025

		2,289,022

Entertainment & Leisure
Isle of Capri Casinos, Inc.*(a)	14,974	71,725

COMMON STOCKS (continued)	Shares	Value (Note 2)
Environmental Services — 0.5%
Waste Connections, Inc.*(a)	40,260	$1,285,502

Exchange Traded Funds — 1.1%
iShares Nasdaq Biotechnology Index Fund(a)	22,900	1,759,636
iShares Russell 2000 Value Index Fund(a)	16,869	1,079,616

		2,839,252

Financial – Bank & Trust — 4.5%
Bank of Hawaii Corp.(a)	9,175	438,565
Bank of The Ozarks, Inc.	38,727	575,483
Cascade Bancorp(a)	11,341	87,326
CoBiz Financial, Inc.	55,265	363,644
Columbia Banking System, Inc.(a)	7,930	153,287
First Financial Bankshare, Inc.(a)	35,902	1,644,671
Glacier Bancorp, Inc.	81,977	1,310,812
IBERIABANK Corp.	37,975	1,688,748
Millennium Bankshares Corp.	33,952	152,784
NewAlliance Bancshares, Inc.(a)	50,400	628,992
Nexity Financial Corp.*	18,002	83,709
PacWest Bancorp	10,337	153,814
Preferred Bank(a)	16,599	85,983
Prosperity Bancshares, Inc.	52,099	1,392,606
SCBT Financial Corp.	2,304	65,802
Seacoast Banking Corp. of Florida(a)	14,189	110,107
Signature Bank*(a)	61,988	1,596,811
Southcoast Financial Corp.*	15,555	213,334
Sterling Bancorp	17,048	203,723
Summit State Bank	11,568	80,398
Texas Capital Banshares, Inc.*(a)	35,312	564,992
United Community Banks, Inc.(a)	31,579	269,369
Washington Trust Bancorp, Inc.	3,007	59,238
WSFS Financial Corp.	3,580	159,668

		12,083,866

Financial – Brokerage — 0.2%
Compass Diversified Trust	41,232	471,282

Financial – Securities/Asset Management — 0.1%
Gladstone Capital Corp.(a)	24,751	377,205

Financial Services — 2.5%
Apollo Investment Corp.(a)	36,348	520,867
Ares Capital Corp.	38,534	388,423
Berkshire Hills Bancorp, Inc.	13,046	308,538
Brookline Bancorp, Inc.(a)	62,763	599,387
Financial Federal Corp.(a)	91,077	2,000,051
Highland Distressed Opportunities, Inc.	54,253	311,412
Home Bancshares, Inc.(a)	6,757	151,897
Interactive Data Corp.	19,476	489,432
Knight Capital Group, Inc. (Class A Stock)*(a)	27,084	486,970
PennantPark Investment Corp.	56,390	406,572
RSC Holdings, Inc.*(a)	115,286	1,067,548
Virginia Commerce Bancorp, Inc.*	4,381	22,738

		6,753,835

Food & Staples Retailing — 0.3%
Weis Markets, Inc.(a)	21,160	687,065

SEE NOTES TO FINANCIAL STATEMENTS.

A71

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products — 1.6%
Del Monte Foods Co.	238,800	$1,695,480
Nash Finch Co.(a)	8,977	307,642
Sensient Technologies Corp.(a)	52,529	1,479,216
Smithfield Foods, Inc.*(a)	34,700	689,836

		4,172,174

Gas Utilities — 0.8%
New Jersey Resources Corp.	30,600	999,090
Northwest Natural Gas Co.(a)	25,600	1,184,256

		2,183,346

Healthcare Equipment & Supplies — 0.4%
National Dentex Corp.*	74,680	943,955

Healthcare Products — 0.6%
American Medical Systems Holdings, Inc.*(a)	112,671	1,684,431

Healthcare Providers & Services — 1.7%
Cross Country, Inc.*(a)	80,400	1,158,564
Healthways, Inc.*	23,365	691,604
LifePoint Hospitals, Inc.*(a)	49,190	1,392,077
Rehabcare Group, Inc.*	75,200	1,205,456

		4,447,701

Healthcare Services — 0.4%
LHC Group, Inc.*(a)	28,413	660,602
Pediatrix Medical Group, Inc.*	8,300	408,609

		1,069,211

Hotels, Restaurants & Leisure — 0.9%
Brinker International, Inc.(a)	18,200	343,980
Cheesecake Factory, Inc. (The)*(a)	41,169	654,999
O’ Charleys, Inc.	126,200	1,269,572
Ruby Tuesday, Inc.	38,600	208,440

		2,476,991

Household Durables — 1.9%
Furniture Brands International, Inc.(a)	136,500	1,823,640
Snap-On, Inc.(a)	28,700	1,492,687
Tupperware Corp.	46,900	1,604,918

		4,921,245

Household Products — 0.2%
Central Garden & Pet Co.*(a)	155,020	635,582

Information Technology Services — 0.8%
MedQuist, Inc.*	23,770	186,595
Perot Systems Corp. (Class A Stock)*(a)	131,200	1,969,312

		2,155,907

Insurance — 4.7%
Allied World Assurance Holdings Ltd.	52,210	2,068,560
American Equity Investment Life Holding Co.(a)	117,760	959,744
Aspen Insurance Holdings Ltd. (Bermuda)	33,199	785,820
CNA Financial Corp.*(a)	73,492	928,939
Donegal Group, Inc.(a)	23,969	380,388
EMC Insurance Group, Inc.	34,520	831,242
Max Capital Group Ltd. (Bermuda)(a)	68,689	1,465,136

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Meadowbrook Insurance Group, Inc.	239,562	$1,269,679
National Atlantic Holdings Corp.*	25,082	151,746
Navigators Group, Inc.*	8,340	450,777
ProAssurance Corp.*(a)	32,274	1,552,702
Procentury Corp.	62,241	985,897
RLI Corp.	15,535	768,517

		12,599,147

Internet Services — 0.2%
Ariba, Inc.*(a)	33,044	486,077

Leisure Equipment & Products — 0.1%
Callaway Gulf Co.(a)	28,085	332,246

Life Science Tools & Services — 0.2%
Enzo Biochem, Inc.*(a)	56,500	633,930

Machinery — 5.0%
Albany International Corp. (Class A Stock)(a)	54,300	1,574,700
IDEX Corp.	52,800	1,945,152
Kaydon Corp.	35,480	1,824,027
Kennametal, Inc.(a)	51,920	1,689,996
Mueller Industries, Inc.	63,168	2,034,009
RBC Bearings, Inc.*(a)	61,790	2,058,843
Wabtec Corp.	45,500	2,212,210

		13,338,937

Machinery & Equipment — 1.8%
Actuant Corp. (Class A Stock)(a)	39,967	1,252,966
Applied Industrial Technologies, Inc.(a)	66,879	1,616,465
Franklin Electric Co., Inc.(a)	18,720	725,962
Tennant Co.	43,758	1,315,803

		4,911,196

Marine — 0.6%
Kirby Corp.*(a)	35,800	1,718,400

Medical Supplies & Equipment — 1.6%
Cardiac Science Corp.*	107,152	878,646
Edwards Lifesciences Corp.*(a)	16,292	1,010,756
PSS World Medical, Inc.*(a)	60,092	979,499
Symmetry Medical, Inc.*(a)	91,285	1,480,643

		4,349,544

Metals & Mining — 1.4%
Carpenter Technology Corp.(a)	21,260	927,999
Commercial Metals Co.	19,523	736,017
Haynes International, Inc.*(a)	5,830	335,517
Kaiser Aluminum Corp.(a)	31,344	1,677,844

		3,677,377

Multi-Line Retail — 0.2%
Dillard’s, Inc. (Class A Stock)	47,700	551,889

Oil, Gas & Consumable Fuels — 7.6%
Approach Resources, Inc.*	12,970	347,466
Carrizo Oil & Gas, Inc.*(a)	7,762	528,514
Denbury Resources, Inc.*	62,100	2,266,650
Dril-Quip, Inc.*	12,061	759,843
ION Geophysical Corp.*(a)	125,800	2,195,210
NGAS Resources, Inc.*	20,745	192,514
Oil States International, Inc.*(a)	31,374	1,990,366

SEE NOTES TO FINANCIAL STATEMENTS.

A72

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Parallel Petroleum Corp.*(a)	80,236	$1,615,151
Petroleum Development Corp.*	33,108	2,201,351
Rex Energy Corp.*	84,614	2,233,810
South Jersey Industries, Inc.	11,177	417,573
Southwest Gas Corp.(a)	25,737	765,161
W-H Energy Services, Inc.*	27,851	2,666,455
XTO Energy, Inc.	31,825	2,180,331

		20,360,395

Paper & Forest Products — 0.3%
Caraustar Industries, Inc.*	148,055	430,840
Louisiana-Pacific Corp.	30,300	257,247

		688,087

Pharmaceuticals — 0.2%
Medarex, Inc.*(a)	77,275	510,788

Real Estate Investment Trust – Apartment — 0.6%
American Campus Communities, Inc.(a)	58,868	1,638,885

Real Estate Investment Trusts — 7.3%
Acadia Realty Trust	45,986	1,064,576
American Land Lease, Inc.	30,800	585,200
Annaly Mortgage Management, Inc.(a)	94,600	1,467,246
Biomed Realty Trust, Inc.	132,120	3,240,904
Cogdell Spencer, Inc.	26,488	430,430
Cousins Properties, Inc.(a)	49,600	1,145,760
Digital Realty Trust, Inc.(a)	34,359	1,405,627
Duke Realty Corp.(a)	21,100	473,695
LaSalle Hotel Properties(a)	42,100	1,057,973
Liberty Property Trust	18,700	619,905
MFA Mortgage Investments, Inc.	213,639	1,392,926
Mid-America Apartment Communities, Inc.(a)	37,150	1,896,136
National Retail Properties(a)	61,082	1,276,614
Omega Healthcare Investors, Inc.	78,129	1,300,848
Parkway Properties, Inc.(a)	44,443	1,499,062
U-Store-It Trust	58,735	701,883

		19,558,785

Restaurants — 0.5%
California Pizza Kitchen, Inc.*	34,741	388,752
CEC Entertainment, Inc.*(a)	27,939	782,571
Einstein Noah Restaurant Group, Inc.*	8,232	91,128

		1,262,451

Retail & Merchandising — 2.5%
Aaron Rents, Inc.	50,482	1,127,263
Big Lots, Inc.*(a)	46,519	1,453,253
Cache, Inc.*(a)	67,258	719,661
Casey’s General Stores, Inc.(a)	105,027	2,433,475
Pacific Sunwear of California, Inc.*(a)	57,394	489,571
School Specialty, Inc.*(a)	18,705	556,100

		6,779,323

Semiconductors & Semiconductor Equipment — 5.1%
Cirrus Logic, Inc.*(a)	84,542	470,054
Emulex Corp.*(a)	64,036	746,019
Entegris, Inc.*(a)	245,830	1,610,187

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Exar Corp.*(a)	176,900	$1,333,826
Fairchild Semiconductor International, Inc.*	127,700	1,497,921
Form Factor, Inc.*(a)	26,261	483,990
Intergrated Device Technology, Inc.*	20,244	201,225
Kulicke & Soffa Industries, Inc.*(a)	265,000	1,931,850
Omnivision Technologies, Inc.*(a)	75,500	912,795
ON Semiconductor Corp.*(a)	191,743	1,758,283
Semtech Corp.*(a)	45,141	635,134
Verigy Ltd. (Singapore)*	83,000	1,884,930

		13,466,214

Software — 2.8%
EPIQ Systems, Inc.*(a)	105,350	1,495,970
Lawson Software, Inc.*(a)	399,853	2,906,931
McAfee, Inc.*	41,300	1,405,439
Sybase, Inc.*(a)	57,737	1,698,623

		7,506,963

Specialty Retail — 1.2%
Aeropostale, Inc.*(a)	14,789	463,339
Buckle, Inc. (The)(a)	15,070	689,151
Cato Corp. (Class A Stock)	76,470	1,088,933
Lithia Motors, Inc. (Class A Stock)(a)	49,200	242,064
West Marine, Inc.*(a)	93,600	383,760
Williams-Sonoma, Inc.(a)	16,400	325,376

		3,192,623

Telecommunications — 1.9%
Alaska Communications Systems Group, Inc.	35,390	422,557
Anixter International, Inc.*(a)	30,169	1,794,754
Polycom, Inc.*(a)	12,041	293,319
Premiere Global Services, Inc.*(a)	36,857	537,375
RCN Corp.*(a)	66,025	711,749
Syniverse Holdings, Inc.*	40,338	653,476
Tekelec*(a)	48,323	710,831

		5,124,061

Textiles — 0.4%
G & K Services, Inc. (Class A Stock)	35,799	1,090,438

Textiles, Apparel & Luxury Goods — 0.5%
Timberland Co. (The) (Class A Stock)*(a)	75,200	1,229,520

Thrifts & Mortgage Finance — 0.4%
City Bank/Lynnwood (WA)(a)	43,780	376,508
Flushing Financial Corp.	11,786	223,345
PMI Group, Inc. (The)	30,748	59,958
Washington Federal, Inc.	14,598	264,224

		924,035

Transportation — 0.5%
Forward Air Corp.	8,991	311,088
Heartland Express, Inc.(a)	61,914	923,138

		1,234,226

SEE NOTES TO FINANCIAL STATEMENTS.

A73

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Utilities — 2.0%
Cleco Corp.	59,340	$1,384,402
El Paso Electric Co.*(a)	124,244	2,460,031
Sierra Pacific Resources	21,609	274,651
Unisource Energy Corp.(a)	7,636	236,792
Westar Energy, Inc.(a)	46,716	1,004,861

		5,360,737

TOTAL LONG-TERM INVESTMENTS (cost $285,254,819)		260,152,139

SHORT-TERM INVESTMENT — 46.4%		Value (Note 2)
	Shares
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $123,533,537; includes $118,547,707 of cash collateral for securities on loan)(b)(w) (Note 4)	123,533,537	$123,533,537

TOTAL INVESTMENTS — 144.0% (cost $408,788,356)		383,685,676
LIABILITIES IN EXCESS OF OTHER ASSETS — (44.0)%		(117,304,320)

NET ASSETS — 100.0%		$266,381,356

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $110,968,903; cash collateral of $118,547,707 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial instruments*
Level 1—Quoted Prices	$383,685,676	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$383,685,676	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (44.5% represents investments purchased with collateral from securities on loan)	46.4%
Oil, Gas & Consumable Fuels	7.6
Real Estate Investment Trusts	7.3
Semiconductors & Semiconductor Equipment	5.1
Machinery	5.0
Insurance	4.7
Financial – Bank & Trust	4.5
Commercial Banks	3.3
Software	2.8
Communication Equipment	2.6
Retail & Merchandising	2.5
Financial Services	2.5
Chemicals	2.2
Utilities	2.0
Telecommunications	1.9
Computer Services & Software	1.9
Household Durables	1.9
Machinery & Equipment	1.8
Commercial Services & Supplies	1.7
Healthcare Providers & Services	1.7
Medical Supplies & Equipment	1.6
Aerospace & Defense	1.6
Food Products	1.6
Metals & Mining	1.4
Auto Components	1.3
Building Products	1.2
Energy Equipment & Services	1.2
Specialty Retail	1.2
Building Materials	1.1
Exchange Traded Funds	1.1
Computer Hardware	1.0
Electrical Equipment	1.0
Hotels, Restaurants & Leisure	0.9
Consumer Products & Services	0.9
Banks	0.9
Engineering/Construction	0.9
Gas Utilities	0.8
Information Technology Services	0.8
Automotive Parts	0.8
Distribution/Wholesale	0.7
Marine	0.6
Healthcare Products	0.6
Real Estate Investment Trust – Apartment	0.6
Electronics	0.6
Environmental Services	0.5
Containers & Packaging	0.5
Restaurants	0.5
Transportation	0.5
Textiles, Apparel & Luxury Goods	0.5
Air Freight & Couriers	0.5
Airlines	0.4
Textiles	0.4
Healthcare Services	0.4
Automobile Manufacturers	0.4
Diversified Consumer Services	0.4
Healthcare Equipment & Supplies	0.4

Thrifts & Mortgage Finance	0.4%
Construction	0.3
Electric Utilities	0.3
Commercial Services	0.3
Diversified Financial Services	0.3
Electronic Components	0.3
Clothing & Apparel	0.3
Business Services	0.3
Paper & Forest Products	0.3
Food & Staples Retailing	0.3
Household Products	0.2
Life Science Tools & Services	0.2
Multi-line Retail	0.2
Pharmaceuticals	0.2
Internet Services	0.2
Financial – Brokerage	0.2
Financial – Securities/Asset Management	0.1
Leisure Equipment & Products	0.1
Computer Networking	0.1
Computers & Peripherals	0.1
Construction Materials	0.1

144.0
Liabilities in excess of other assets	(44.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A75

SP SMALL CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments at value, including securities on loan of $110,968,903:
Unaffiliated investments (cost $285,254,819)	$260,152,139
Affiliated investments (cost $123,533,537)	123,533,537
Cash	36,735
Receivable for investments sold	1,523,111
Dividends and interest receivable	575,023
Receivable for Series shares sold	62,211
Prepaid expenses	3,045

Total Assets	385,885,801

LIABILITIES
Collateral for securities on loan	118,547,707
Payable for investments purchased	606,271
Management fee payable	208,706
Accrued expenses and other liabilities	97,636
Payable for Series shares repurchased	41,290
Deferred trustees’ fees	2,106
Transfer agent fees payable	729

Total Liabilities	119,504,445

NET ASSETS	$266,381,356

Net assets were comprised of:
Paid-in capital	$292,213,863
Retained earnings	(25,832,507)

Net assets, June 30, 2008	$266,381,356

Net asset value and redemption price per share, $266,381,356 / 26,551,125 outstanding shares of beneficial interest	$10.03

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income	$2,139,964
Affiliated income from securities lending, net	614,843
Affiliated dividend income	143,559

2,898,366

EXPENSES
Management fee	1,277,701
Custodian’s fees and expenses	69,000
Shareholders’ reports	16,000
Audit fee	10,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Insurance expenses	3,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Commitment fee on syndicated credit agreement	500
Miscellaneous	5,509

Total expenses	1,393,710

NET INVESTMENT INCOME	1,504,656

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(1,199,218)
Net change in unrealized appreciation (depreciation) on investments	(25,303,626)

NET LOSS ON INVESTMENTS	(26,502,844)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(24,998,188)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,504,656	$2,856,776
Net realized gain (loss) on investment transactions	(1,199,218)	27,343,333
Net change in unrealized appreciation (depreciation) on investments	(25,303,626)	(38,692,595)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	(24,998,188)	(8,492,486)

DISTRIBUTIONS	(30,200,109)	(22,383,872)

SERIES SHARE TRANSACTIONS:
Series shares sold [407,008 and 2,115,636 shares, respectively]	4,660,903	29,174,651
Series shares issued in reinvestment of distributions [2,801,494 and 1,854,505 shares, respectively]	30,200,109	22,383,872
Series shares repurchased [1,969,553 and 5,621,968 shares, respectively]	(22,717,400)	(80,228,555)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	12,143,612	(28,670,032)

TOTAL DECREASE IN NET ASSETS	(43,054,685)	(59,546,390)
NET ASSETS:
Beginning of period	309,436,041	368,982,431

End of period	$266,381,356	$309,436,041

SEE NOTES TO FINANCIAL STATEMENTS.

A76

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 97.4%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace & Defense — 2.9%
United Technologies Corp.	26,700	$1,647,390

Biotechnology — 7.8%
Celgene Corp.*	19,300	1,232,691
Genentech, Inc.*	5,200	394,680
Gilead Sciences, Inc.*	53,200	2,816,940

		4,444,311

Capital Markets — 2.4%
Charles Schwab Corp. (The)	56,100	1,152,294
Franklin Resources, Inc.	2,500	229,125

		1,381,419

Chemicals — 6.9%
Air Products & Chemicals, Inc.	5,250	519,015
Monsanto Co.	26,850	3,394,914

		3,913,929

Communication Equipment — 11.9%
Cisco Systems, Inc.*	108,500	2,523,710
QUALCOMM, Inc.	46,600	2,067,642
Research In Motion Ltd. (Canada)*	18,600	2,174,340

		6,765,692

Computers & Peripherals — 9.4%
Apple, Inc.*	24,160	4,045,350
Hewlett-Packard Co.	30,400	1,343,984

		5,389,334

Diversified Consumer Services — 3.7%
Visa, Inc. (Class A Stock)*	25,900	2,105,929

Diversified Financials — 2.0%
CME Group, Inc.	2,960	1,134,242

Energy Equipment & Services — 2.9%
First Solar, Inc.*	6,100	1,664,202

Financial – Bank & Trust — 0.8%
Blackstone Group LP (The)	23,648	430,630

Financials — 3.2%
Goldman Sachs Group, Inc. (The)	10,300	1,801,470

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	10,100	708,414

Healthcare Equipment & Supplies — 3.2%
Baxter International, Inc.	28,700	1,835,078

Household Products — 1.4%
Colgate-Palmolive Co.	11,900	822,290

Industrial — 1.6%
Honeywell International, Inc.	17,900	900,012

Internet & Catalog Retail — 3.5%
Amazon.com, Inc.*	27,100	1,987,243

Internet Software & Services — 6.7%
Google, Inc. (Class A Stock)*	7,280	3,832,338

Life Science Tools & Services — 3.0%
Thermo Fisher Scientific, Inc.*	30,400	1,694,192

Machinery — 0.6%
Deere & Co.	4,875	351,634

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas and Consumable Fuels — 8.0%
EOG Resources, Inc.	6,975	$915,120
Halliburton Co.	68,875	3,655,196

		4,570,316

Pharmaceuticals — 9.2%
Abbott Laboratories	10,300	545,591
Alcon, Inc. (Switzerland)	13,200	2,148,828
Elan Corp. PLC, ADR (Ireland)*	35,500	1,262,025
Medco Health Solutions, Inc.*	12,400	585,280
Teva Pharmaceutical Industries Ltd., ADR (Israel)	15,200	696,160

		5,237,884

Semiconductors & Semiconductor Equipment — 1.4%
Broadcom Corp. (Class A Stock)*	13,475	367,733
Intel Corp.	5,500	118,140
NVIDIA Corp.*	17,800	333,216

		819,089

Software — 2.1%
Adobe Systems, Inc.*	31,200	1,228,968

Telecommunications — 1.0%
America Movil SA de CV, ADR (Mexico)	10,400	548,600

Food & Staples Retailing — 0.6%
Wal-Mart Stores, Inc.	6,500	365,300

TOTAL LONG-TERM INVESTMENTS (cost $45,431,814)		55,579,906

SHORT-TERM INVESTMENT — 1.2%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $668,620)(w) (Note 4)	668,620	668,620

TOTAL INVESTMENTS — 98.6% (cost $46,100,434)		56,248,526
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		801,354

NET ASSETS — 100.0%		$57,049,880

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A77

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$56,248,526	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$56,248,526	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 were as follows:

Communication Equipment	11.9%
Computers & Peripherals	9.4
Pharmaceuticals	9.2
Oil, Gas and Consumable Fuels	8.0
Biotechnology	7.8
Chemicals	6.9
Internet Software & Services	6.7
Diversified Consumer Services	3.7
Internet & Catalog Retail	3.5
Healthcare Equipment & Supplies	3.2
Financials	3.2
Life Science Tools & Services	3.0
Energy Equipment & Services	2.9
Aerospace & Defense	2.9
Capital Markets	2.4
Software	2.1
Diversified Financials	2.0
Industrial	1.6
Household Products	1.4
Semiconductors & Semiconductor Equipment	1.4
Food & Staples Retailing	1.2
Affiliated Money Market Mutual Fund	1.2
Telecommunications	1.0
Financial – Bank & Trust	0.8
Food & Staples Retailing	0.6
Machinery	0.6

98.6
Other assets in excess of liabilities	1.4

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A78

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments at value:
Unaffiliated investments (cost $45,431,814)	$55,579,906
Affiliated investments (cost $668,620)	668,620
Receivable for investments sold	2,198,927
Dividends and interest receivable	15,560
Prepaid expenses	3,811
Receivable for Series shares sold	1,011

Total Assets	58,467,835

LIABILITIES
Payable for investments purchased	1,159,478
Payable to custodian	96,374
Payable for Series shares repurchased	63,417
Accrued expenses and other liabilities	44,223
Management fee payable	43,918
Administration fee payable	8,042
Deferred trustees’ fees	1,920
Transfer agent fees payable	583

Total Liabilities	1,417,955

NET ASSETS	$57,049,880

Net assets were comprised of:
Paid-in capital	$49,402,190
Retained earnings	7,647,690

Net assets, June 30, 2008	$57,049,880

Class I:
Net asset value and redemption price per share, $35,015,451 / 4,816,649 outstanding shares of beneficial interest	$7.27

Class II:
Net asset value and redemption price per share, $22,034,429 / 3,140,647 outstanding shares of beneficial interest	$7.02

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of $16,118 foreign withholding tax)	$258,693
Affiliated dividend income	16,956

275,649

EXPENSES
Management fee	261,875
Distribution fee—Class II	29,274
Administration fee—Class II	17,564
Custodian’s fees and expenses	35,000
Shareholders’ reports	22,000
Audit fee	10,000
Trustees’ fees	4,000
Legal fees and expenses	3,000
Transfer agent’s fees and expenses (including affiliated expense of $2,000) (Note 4)	2,000
Insurance expenses	1,000
Miscellaneous	2,562

Total expenses	388,275

NET INVESTMENT LOSS	(112,626)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(164,113)
Net change in unrealized depreciation on investments	(4,066,274)

NET LOSS ON INVESTMENTS	(4,230,387)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,343,013)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(112,626)	$(403,753)
Net realized gain (loss) on investment transactions	(164,113)	4,363,534
Net change in unrealized appreciation (depreciation) on investments	(4,066,274)	5,320,010

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,343,013)	9,279,791

DISTRIBUTIONS:
Class I	(2,371,440)	(1,477,681)
Class II	(1,588,341)	(1,087,456)

TOTAL DISTRIBUTIONS	(3,959,781)	(2,565,137)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold [609,827 and 580,148 shares, respectively]	4,628,650	4,576,719
Series shares issued in reinvestment of dstributions [531,977 and 315,045 shares, respectively]	3,959,781	2,565,137
Series shares repurchased [1,207,887 and 2,331,208 shares, respectively]	(8,942,811)	(18,165,307)

DECREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	(354,380)	(11,023,451)

TOTAL DECREASE IN NET ASSETS	(8,657,174)	(4,308,797)
NET ASSETS:
Beginning of period	65,707,054	70,015,851

End of period	$57,049,880	$65,707,054

SEE NOTES TO FINANCIAL STATEMENTS.

A79

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(UNAUDITED)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of twenty-eight Portfolios (“Portfolio” or “Portfolios”), each with a separate series shares. The information presented in these financial statements pertains to thirteen Portfolios: SP Aggressive Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, SP Davis Value Portfolio, SP Growth Asset Allocation Portfolio, SP International Growth Portfolio, SP International Value Portfolio, SP Mid-Cap Growth Portfolio, SP PIMCO High Yield Portfolio, SP PIMCO Total Return Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP Small Cap Value Portfolio, and SP Strategic Partners Focused Growth Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

SP Aggressive Growth Asset Allocation Portfolio:    Capital appreciation by investing primarily in large cap equity portfolios, international portfolios, and small/mid cap equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund Portfolios and Advanced Series Trust Portfolios.

SP Balanced Asset Allocation Portfolio:    Provide a balance between current income and growth of capital by investing in fixed income portfolios, large cap equity portfolios, small/mid cap equity portfolios, and international equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund Portfolios and Advanced Series Trust Portfolios.

SP Conservative Asset Allocation Portfolio:    Provide current income with low to moderate capital appreciation by investing in fixed income portfolios, large cap equity portfolios, and small/mid cap equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund and Advanced Series Trust Portfolios.

SP Davis Value Portfolio:    Capital growth through investments primarily in common stock of U.S. companies with market capitalization of at least $5 billion.

SP Growth Asset Allocation Portfolio:    Provide long-term growth of capital with consideration also given to current income by investing in large-cap equity portfolios, fixed income portfolios, international equity portfolios and small/mid-cap equity portfolios. The Portfolio will achieve this by investing in certain other Series Fund Portfolios and Advanced Series Trust Portfolios.

SP International Growth Portfolio:    Long-term growth of capital by investing primarily in equity-related securities of foreign issuers.

SP International Value Portfolio:    Long-term capital appreciation by investing primarily in the stocks and other equity securities of companies in developed countries outside the United States.

SP Mid-Cap Growth Portfolio:    Long-term growth of capital by investing primarily in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities.

SP PIMCO High Yield Portfolio:    Maximum total return, consistent with preservation of capital and prudent investment management by investing primarily in a diversified portfolio of high yield/high risk securities rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality.

SP PIMCO Total Return Portfolio:    Maximum total return, consistent with preservation of capital and prudent investment management by investing primarily in a diversified portfolio of fixed income instruments of varying maturities.

SP Prudential U.S. Emerging Growth Portfolio:    Long-term capital appreciation by investing primarily in equity securities of small and medium-sized U.S. companies that the Portfolio manager believes have the potential for above-average growth.

B1

SP Small Cap Value Portfolio:    Long-term growth of capital by investing primarily in common stocks of companies with small to medium market capitalization.

SP Strategic Partners Focused Growth Portfolio:    Long-term capital growth by investing primarily in equity-related securities of U.S. companies that the Portfolio manager believes to have strong capital appreciation potential.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities that are held in the Portfolios which mature in more than 60 days are valued at current market quotations and those short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

The SP PIMCO High Yield Portfolio and the SP PIMCO Total Return Portfolio may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above. Certain restricted securities were deemed liquid by procedures adopted by the Board of Trustees.

B2

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in assets and liabilities in the financial statements. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain Portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Loan Participations:    The SP PIMCO High Yield Portfolio may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

B3

Options:    Certain Portfolios of the Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gain (loss) on written option transactions.

The Portfolio, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swap Agreements:    Certain Portfolios of the Series Fund may enter into interest rate swap agreements, forward swap spread lock agreements, credit default swap agreements and total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolios could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it’s obligation to perform. The Portfolios may enter into swap agreements as either the protection buyer or seller. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

B4

Forward currency contracts, written options, short sales, swaps and financial futures contracts may involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Floating-Rate Notes Issued in Conjunction with Securities Held:    The Portfolios invest in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. In accordance with FAS Statement No. 140, the Portfolio’s account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Securities Lending:    Each Portfolio of the Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Dollar Rolls:    Certain Portfolios of the Series Fund enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

B5

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Custody Fee Credits:    The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not subject to income tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The SP PIMCO High Yield and SP PIMCO Total Return Portfolios make distributions, if any, quarterly. All other Portfolios’ distributions are generally made on an annual basis. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Jennison Associates LLC (“Jennison”), AllianceBernstein LP (“AllianceBernstein”), Davis Selected Advisers, LP (“Davis”), Goldman Sachs Asset Management, L.P. (“GSAM”), LSV Asset Management (“LSV”), Marsico (“Marsico”), Neuberger Berman Management, Inc. (“Neuberger Berman”), William Blair & Company LLC (“William Blair”), Pacific Investment Management Company LLC (“PIMCO”), Thornburg Investment Management (“Thornburg”), and ClearBridge Advisors LLC (“ClearBridge”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisers, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee	Effective Management Fee
SP Aggressive Growth Asset Allocation Portfolio	0.05%	0.05%
SP Balanced Asset Allocation Portfolio	0.05	0.05
SP Conservative Asset Allocation Portfolio	0.05	0.05
SP Davis Value Portfolio	0.75	0.75
SP Growth Asset Allocation Portfolio	0.05	0.05
SP International Growth Portfolio	0.85	0.85
SP International Value Portfolio	0.90	0.90
SP Mid-Cap Growth Portfolio	0.80	0.80
SP PIMCO High Yield Portfolio	0.60	0.60
SP PIMCO Total Return Portfolio	0.60	0.60
SP Prudential U.S. Emerging Growth Portfolio	0.60	0.60
SP Small Cap Value Portfolio	0.90	0.90
SP Strategic Partners Focused Growth Portfolio	0.90	0.90

B6

At June 30, 2008 the Subadvisers that provide investment advisory services to the Portfolios are as follows. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
SP Davis Value Portfolio	Davis
SP International Growth Portfolio	William Blair, Marsico
SP International Value Portfolio	LSV, Thornburg
SP Mid-Cap Growth Portfolio	Neuberger Berman
SP PIMCO High Yield Portfolio	PIMCO
SP PIMCO Total Return Portfolio	PIMCO
SP Prudential U.S. Emerging Growth Portfolio	Jennison
SP Small Cap Value Portfolio	GSAM, ClearBridge
SP Strategic Partners Focused Growth Portfolio	AllianceBernstein, Jennison

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has agreed to waive management fees and/or reimburse expenses of each of the following Portfolios for the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeded the percentage stated below, of the Portfolio’s average daily net assets.

Portfolio	Class I Expense Limit		Class II Expense Limit
SP International Growth Portfolio	1.24	*%	1.64	*%
SP Mid-Cap Growth Portfolio	1.00	*	N/A
SP Small Cap Value Portfolio	1.05	*	N/A
SP Strategic Partners Focused Growth Portfolio	1.25	*	1.65	*

N/A – Not applicable – Portfolio does not currently have Class II shares.

*  Effective July 1, 2008, the expense limitation was removed.

PIMS, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series Fund’s security lending agent. For the six months ended June 30, 2008, PIM was compensated as follows for these services by the Series Fund Portfolios:

PIM
SP Davis Portfolio	$94,364
SP International Growth Portfolio	12,651
SP Mid Cap Growth Portfolio	49,032
SP Prudential U.S. Emerging Growth Portfolio	69,943
SP Small Cap Value Portfolio	194,574

B7

Pursuant to an exemptive order received from the Securities and Exchange Commission, certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series, both registered under the Investment Company Act of 1940, as amended, and managed by PI, and both of which are portfolios of Dryden Core Investment Fund.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2008 were as follows:

Cost of Purchases:

Portfolio
SP Aggressive Growth Asset Allocation Portfolio	$26,381,359
SP Balanced Asset Allocation Portfolio	188,109,783
SP Conservative Asset Allocation Portfolio	97,669,708
SP Davis Value Portfolio	24,790,673
SP Growth Asset Allocation Portfolio	168,854,455
SP International Growth Portfolio	180,875,623
SP International Value Portfolio	69,865,844
SP Mid-Cap Growth Portfolio	37,383,935
SP PIMCO High Yield Portfolio	72,968,814
SP PIMCO Total Return Portfolio	670,169,070
SP Prudential U.S. Emerging Growth Portfolio	58,281,054
SP Small Cap Value Portfolio	53,247,497
SP Strategic Partners Focused Growth Portfolio	30,740,792

Proceeds from Sales:

Portfolio
SP Aggressive Growth Asset Allocation Portfolio	$22,280,000
SP Balanced Asset Allocation Portfolio	203,650,235
SP Conservative Asset Allocation Portfolio	109,600,000
SP Davis Value Portfolio	42,516,913
SP Growth Asset Allocation Portfolio	171,700,000
SP International Growth Portfolio	245,334,890
SP International Value Portfolio	131,526,719
SP Mid-Cap Growth Portfolio	43,138,501
SP PIMCO High Yield Portfolio	53,423,134
SP PIMCO Total Return Portfolio	165,067,292
SP Prudential U.S. Emerging Growth Portfolio	70,119,743
SP Small Cap Value Portfolio	60,631,952
SP Strategic Partners Focused Growth Portfolio	36,130,908

The SP PIMCO High Yield and SP PIMCO Total Return Portfolios’ written options activity for the six months ended June 30, 2008 were as follows:

	SP PIMCO High Yield Bond		SP PIMCO Total Return Bond
	Number of Contracts/ Swap Notional Amount $(000)	Premium	Number of Contracts/ Swap Notional Amount $(000)	Premium
Balance at beginning of period	77,700	$1,944,180	406,200	$7,189,460
Written options	59,800	974,083	231,400	17,726,102
Expired options	—	—	—	—
Excercised options	—	—	—	—
Closed options	(34,000)	(666,620)	(406,200)	(7,597,245)

Balance at end of period	103,500	$2,251,643	231,400	$17,318,317

B8

Note 6:	Tax Information

For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. After January 2, 2006, the Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not subject to income tax Partners of each Portfolio are subject to taxes on their distributive share of partnership items. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prior to January 2, 2006 each Portfolio qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2008, the SP Prudential U.S. Emerging Growth, SP Strategic Partners Focused Growth and SP International Growth Portfolios have Class II shares outstanding.

Transactions in shares of beneficial interest of the SP Prudential U.S. Emerging Growth, SP Strategic Partners Focused Growth and SP International Growth Portfolios were as follows:

SP International Growth Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2008:
Series shares sold	2,534,620	$19,548,599
Series shares issued in reinvestment of distributions	11,132,248	70,133,161
Series shares repurchased	(12,288,262)	(96,374,176)

Net increase (decrease) in shares outstanding	1,378,606	$(6,692,416)

Year ended December 31, 2007:
Series shares sold	10,087,889	$91,575,100
Series shares issued in reinvestment of distributions	8,319,424	69,883,161
Series shares repurchased	(14,648,601)	(134,103,634)

Net increase (decrease) in shares outstanding	3,758,712	$27,354,627

Class II
Six months ended June 30, 2008:
Series shares sold	1,204,614	$9,184,313
Series shares issued in reinvestment of distributions	897,109	5,535,160
Series shares repurchased	(1,269,685)	(9,455,802)

Net increase (decrease) in shares outstanding	832,038	$5,263,671

Year ended December 31, 2007:
Series shares sold	952,660	$9,078,707
Series shares issued in reinvestment of distributions	522,747	4,307,437
Series shares repurchased	(618,021)	(5,365,352)

Net increase (decrease) in shares outstanding	857,386	$8,020,792

B9

SP Prudential U.S. Emerging Growth Portfolio:
Class I	Shares	Amount
Six months ended June 30, 2008:
Series shares sold	436,126	$3,405,985
Series shares issued in reinvestment of distributions	3,888,475	28,074,791
Series shares repurchased	(2,301,163)	(17,952,848)

Net increase (decrease) in shares outstanding	2,023,438	$13,527,928

Year ended December 31, 2007:
Series shares sold	1,555,189	$13,349,158
Series shares issued in reinvestment of distributions	2,441,796	20,193,651
Series shares repurchased	(4,874,848)	(42,326,327)

Net increase (decrease) in shares outstanding	(877,863)	$(8,783,518)

Class II
Six months ended June 30, 2008:
Series shares sold	3	$23
Series shares issued in reinvestment of distributions	7,530	52,710
Series shares repurchased	(3,053)	(24,797)

Net increase (decrease) in shares outstanding	4,480	$27,936

Year ended December 31, 2007:
Series shares sold	10	$79
Series shares issued in reinvestment of distributions	4,585	36,860
Series shares repurchased	(984)	(8,413)

Net increase (decrease) in shares outstanding	3,611	$28,526

SP Strategic Partners Focused Growth Portfolio:
Class I
Six months ended June 30, 2008:
Series shares sold	219,922	$1,699,143
Series shares issued in reinvestment of distributions	314,098	2,371,440
Series shares repurchased	(349,912)	(2,664,384)

Net increase (decrease) in shares outstanding	184,108	$1,406,199

Year ended December 31, 2007:
Series shares sold	311,072	$2,472,505
Series shares issued in reinvestment of distributions	179,113	1,477,681
Series shares repurchased	(1,023,282)	(8,046,092)

Net increase (decrease) in shares outstanding	(533,097)	$(4,095,906)

Class II
Six months ended June 30, 2008:
Series shares sold	389,905	$2,929,507
Series shares issued in reinvestment of distributions	217,879	1,588,341
Series shares repurchased	(857,975)	(6,278,427)

Net increase (decrease) in shares outstanding	(250,191)	$(1,760,579)

Year ended December 31, 2007:
Series shares sold	269,076	$2,104,214
Series shares issued in reinvestment of distributions	135,932	1,087,456
Series shares repurchased	(1,307,927)	(10,119,215)

Net increase (decrease) in shares outstanding	(902,919)	$(6,927,545)

B10

Note 8:	Borrowings

The Portfolios, along with other affiliated registered investment companies (the “Funds”), are a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 24, 2008. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions.

The following Portfolios utilized the line of credit during the six months ended June 30, 2008. The average balance is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Approximate Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rate	Outstanding Borrowings at June 30, 2008
SP International Growth	$2,443,870	54	3.38%	—
SP International Value	2,235,455	44	3.44%	—

During the six months ended June 30, 2008, SP Prudential U.S. Emerging Growth Portfolio paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was $449,082 at a weighted average interest rate of 4.20%.

Note 9:	Ownership and Affiliates

As of June 30, 2008, all of Class I shares of each Portfolio were owned of record by The Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	New Accounting Pronouncements

In March 2008, Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

B11

Financial Highlights

(Unaudited)

	SP Aggressive Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.75		$10.41	$9.50	$8.98	$7.83	$5.90

Income (Loss) From Investment Operations:
Net investment income	.09		.10	.10	.18	.02	.01
Net realized and unrealized gain (loss) on investments	(1.34)		.85	1.22	.71	1.13	1.92

Total from investment operations	(1.25)		.95	1.32	.89	1.15	1.93

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.02)	— (c)	— (c)
Distributions from net realized gains	—		—	—	(.35)	—	—
Distributions	(1.03)		(.61)	(.41)	—	—	—

Total dividends and distributions	(1.03)		(.61)	(.41)	(.37)	—	—

Net Asset Value, end of period	$8.47		$10.75	$10.41	$9.50	$8.98	$7.83

Total Return(a)	(12.08)%		9.20%	14.27%	10.48%	14.76%	32.77%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$172.3		$205.3	$201.6	$188.2	$136.9	$60.6
Ratios to average net assets(b):
Expenses	.13	%(d)	.11%	.05%	.05%	.05%	.05%
Net investment income	1.82	%(d)	.83%	1.00%	2.29%	.27%	.16%
Portfolio turnover rate	12	%(e)	18%	28%	26%	60%	22%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not Annualized.

	SP Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.04		$11.59	$10.92	$10.63	$9.66	$7.96

Income (Loss) From Investment Operations:
Net investment income	.16		.27	.25	.27	.09	.09
Net realized and unrealized gain (loss) on investments	(1.04)		.81	.89	.49	.97	1.71

Total from investment operations	(.88)		1.08	1.14	.76	1.06	1.80

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.10)	(.08)	(.10)
Distributions from net realized gains	—		—	—	(.37)	(.01)	—
Distributions	(1.04)		(.63)	(.47)	—	—	—

Total dividends and distributions	(1.04)		(.63)	(.47)	(.47)	(.09)	(.10)

Net Asset Value, end of period	$10.12		$12.04	$11.59	$10.92	$10.63	$9.66

Total Return(a)	(7.53)%		9.35%	10.69%	7.60%	11.09%	22.87%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,208.8		$1,391.0	$1,406.3	$1,372.0	$837.0	$449.8
Ratios to average net assets(b):
Expenses	.07	%(c)	.06%	.05%	.05%	.05%	.05%
Net investment income	2.73	%(c)	2.01%	2.23%	3.40%	1.37%	1.83%
Portfolio turnover rate	15	%(d)	26%	27%	21%	48%	12%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	SP Conservative Asset Allocation Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.09		$11.66	$11.28	$11.20	$10.48

Income (Loss) From Investment Operations:
Net investment income	.19		.36	.35	.38	.14
Net realized and unrealized gain (loss) on investments	(.78)		.73	.59	.25	.77

Total from investment operations	(.59)		1.09	.94	.63	.91

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.16)	(.16)
Distributions from net realized gains	—		—	—	(.39)	(.03)
Distributions	(.91)		(.66)	(.56)	—	—

Total dividends and distributions	(.91)		(.66)	(.56)	(.55)	(.19)

Net Asset Value, end of period	$10.59		$12.09	$11.66	$11.28	$11.20

Total Return(a)	(4.95)%		9.39%	8.67%	5.91%	8.89%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$556.5		$621.3	$632.8	$642.0	$459.9
Ratios to average net assets(b):
Expenses	.08	%(c)	.07%	.05%	.05%	.05%
Net investment income	3.13	%(c)	2.67%	2.94%	4.10%	1.86%
Portfolio turnover rate	16	%(d)	31%	33%	24%	47%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not Annualized.

	SP Davis Value Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.00		$11.99	$10.68	$10.98	$9.80	$7.62

Income (Loss) From Investment Operations:
Net investment income	.07		.15	.09	.09	.10	.05
Net realized and unrealized gain (loss) on investments	(1.36)		.39	1.49	.82	1.12	2.18

Total from investment operations	(1.29)		.54	1.58	.91	1.22	2.23

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.10)	(.04)	(.05)
Distributions from net realized gains	—		—	—	(1.11)	—	—
Distributions	(.78)		(.53)	(.27)	—	—	—

Total dividends and distributions	(.78)		(.53)	(.27)	(1.21)	(.04)	(.05)

Net Asset Value, end of period	$9.93		$12.00	$11.99	$10.68	$10.98	$9.80

Total Return(a)	(11.16)%		4.58%	15.02%	9.52%	12.53%	29.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$258.0		$309.0	$328.0	$311.7	$285.5	$391.2
Ratios to average net assets(b):
Expenses	.81	%(d)	.80%	.81%	.82%	.82%	.82%
Net investment income	1.07	%(d)	1.11%	.81%	.87%	.89%	.80%
Portfolio turnover rate	9	%(c)	9%	14%	14%	34%	7%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(Unaudited)

	SP Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.59		$11.17	$10.23	$9.80	$8.71	$6.84

Income (Loss) From Investment Operations:
Net investment income	.12		.18	.16	.19	.06	.04
Net realized and unrealized gain (loss) on investments	(1.25)		.85	1.13	.66	1.07	1.88

Total from investment operations	(1.13)		1.03	1.29	.85	1.13	1.92

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.06)	(.04)	(.05)
Distributions from net realized gains	—		—	—	(.36)	—	—
Distributions	(1.14)		(.61)	(.35)	—	—	—

Total dividends and distributions	(1.14)		(.61)	(.35)	(.42)	(.04)	(.05)

Net Asset Value, end of period	$9.32		$11.59	$11.17	$10.23	$9.80	$8.71

Total Return(a)	(10.13)%		9.23%	12.88%	9.24%	13.05%	28.27%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,057.4		$1,252.7	$1,283.9	$1,212.0	$662.7	$326.7
Ratios to average net assets(b):
Expenses	.07	%(c)	.06%	.05%	.05%	.05%	.05%
Net investment income	2.23	%(c)	1.32%	1.50%	2.65%	.94%	1.10%
Portfolio turnover rate	15	%(d)	21%	25%	18%	53%	18%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

	SP International Growth Portfolio
	Class I
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(c)	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.52		$8.30	$7.55	$6.85	$5.89	$4.22

Income (Loss) From Investment Operations:
Net investment income	.08		.10	.05	.04	.02	.01
Net realized and unrealized gain (loss) on investments	(1.05)		1.50	1.45	1.01	.95	1.66

Total from investment operations	(.97)		1.60	1.50	1.05	.97	1.67

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.04)	(.01)	—
Distributions from net realized gains	—		—	—	(.31)	—	—
Distributions	(1.43)		(1.38)	(.75)	—	—	—

Total dividends and distributions	(1.43)		(1.38)	(.75)	(.35)	(.01)	—

Net Asset Value, end of period	$6.12		$8.52	$8.30	$7.55	$6.85	$5.89

Total Return(a)	(11.83)%		19.55%	21.05%	16.39%	16.54%	39.57%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$367.5		$500.0	$456.0	$453.6	$249.1	$105.6
Ratios to average net assets(b):
Expenses	.97	%(e)	.94%	.97%	.98%	1.02%	1.15%
Net investment income	1.85	%(e)	1.14%	.69%	.64%	.50%	.56%
Portfolio turnover rate	42	%(d)	81%	111%	99%	137%	121%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the year.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(Unaudited)

	SP International Growth Portfolio
	Class II
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(c)	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.36		$8.17	$7.45	$6.77	$5.83	$4.19

Income (Loss) From Investment Operations:
Net investment income	.06		.07	.02	.03	.01	.01
Net realized and unrealized gain (loss) on investments	(1.03)		1.47	1.42	.98	.93	1.63

Total from investment operations	(.97)		1.54	1.44	1.01	.94	1.64

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.02)	—	—
Distributions from net realized gains	—		—	—	(.31)	—	—
Distributions	(1.41)		(1.35)	(.72)	—	—	—

Total dividends and distributions	(1.41)		(1.35)	(.72)	(.33)	—	—

Net Asset Value, end of period	$5.98		$8.36	$8.17	$7.45	$6.77	$5.83

Total Return(a)	(12.14)%		19.12%	20.42%	15.79%	16.12%	39.14%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$27.6		$31.5	$23.8	$23.1	$139.0	$113.6
Ratios to average net assets(b):
Expenses	1.37	%(e)	1.34%	1.37%	1.38%	1.41%	1.54%
Net investment income	1.57	%(e)	.70%	.28%	.56%	.21%	.04%
Portfolio turnover rate	42	%(d)	81%	111%	99%	137%	121%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculation based on average shares outstanding during the year.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(Unaudited)

	SP International Value Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005(d)	2004		2003(d)
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.63		$11.40	$9.08	$8.84	$7.67		$6.08

Income (Loss) From Investment Operations:
Net investment income	.17		.24	.24	.17	.04		.06
Net realized and unrealized gain (loss) on investments	(1.60)		1.79	2.35	.94	1.17		1.58

Total from investment operations	(1.43)		2.03	2.59	1.11	1.21		1.64

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.04)	(.04)		(.05)
Distributions from net realized gains	—		—	—	(.83)	—		—
Distributions	(1.59)		(2.80)	(.27)	—	—		—

Total dividends and distributions	(1.59)		(2.80)	(.27)	(.87)	(.04)		(.05)

Net Asset Value, end of period	$7.61		$10.63	$11.40	$9.08	$8.84		$7.67

Total Return(a)	(14.00)%		18.08%	29.09%	13.77%	15.80%		27.37%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$359.7		$493.6	$487.4	$389.3	$240.7		$119.9
Ratios to average net assets(b):
Expenses	1.00	%(f)	.99%	.99%	1.06%	1.10	%(c)	1.10	%(c)
Net investment income	3.22	%(f)	1.80%	2.28%	2.08%	.69	%(c)	.89	%(c)
Portfolio turnover rate	17	%(e)	46%	113%	18%	159%		87%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment income ratios would have been 1.23% and .55%, respectively, for the year ended December 31, 2004, and 1.30% and .69%, respectively, for the year ended December 31, 2003.

(d)	Calculated based upon average shares outstanding during the year.

(e)	Not annualized.

(f)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(Unaudited)

	SP Mid Cap Growth Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005		2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.53		$7.07	$7.21	$6.85		$5.73		$4.09

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(f)	(.02)	.02	(.03)		(.03)		(.02)
Net realized and unrealized gain (loss) on investments	(.74)		1.16	(.16)	.39		1.15		1.66

Total from investment operations	(.74)		1.14	(.14)	.36		1.12		1.64

Less Distributions:
Distributions	(1.45)		(.68)	—	—		—		—

Net Asset Value, end of period	$5.34		$7.53	$7.07	$7.21		$6.85		$5.73

Total Return(a)	(10.58)%		16.21%	(1.94)%	5.26%		19.55%		40.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$112.1		$134.8	$133.1	$152.9		$107.5		$58.9
Ratios to average net assets(b):
Expenses	.88	%(e)	.87%	.91%	1.00	%(c)	1.00	%(c)	1.00	%(c)
Net investment income (loss)	(.24	)%(e)	(.30)%	.20%	(.56	)%(c)	(.68	)%(c)	(.73	)%(c)
Portfolio turnover rate	33	%(d)	156%	107%	94%		79%		73%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.02% and (.58)%, respectively, for the year ended December 31, 2005, 1.07% and (.75)%, respectively, for the year ended December 31, 2004, and 1.34% and (1.07)%, respectively, for the year ended December 31, 2003.

(d)	Not annualized.

(e)	Annualized.

(f)	Less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(Unaudited)

	SP PIMCO High Yield Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.83		$10.33	$10.25	$10.67	$10.53	$9.17

Income From Investment Operations:
Net investment income	.35		.77	.75	.68	.69	.65
Net realized and unrealized gain (loss) on investments	(.53)		(.39)	.18	(.27)	.25	1.36

Total from investment operations	(.18)		.38	.93	.41	.94	2.01

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.68)	(.70)	(.65)
Distributions from net realized gains	—		—	—	(.15)	(.10)	—
Distributions	(.37)		(.88)	(.85)	—	—	—

Total dividends and distributions	(.37)		(.88)	(.85)	(.83)	(.80)	(.65)

Net Asset Value, end of period	$9.28		$9.83	$10.33	$10.25	$10.67	$10.53

Total Return(a)	(1.85)%		3.77%	9.51%	4.03%	9.32%	22.41%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$195.1		$206.0	$274.4	$368.6	$312.5	$248.2
Ratios to average net assets(b):
Expenses	.71	%(d)	.69%	.70%	.67%	.68%	.72%
Net investment income	7.19	%(d)	7.14%	6.95%	6.65%	6.68%	6.97%
Portfolio turnover rate	105	%(c)	98%	59%	89%	53%	74%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Not annualized.

(d)	Annualized.

	SP PIMCO Total Return Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007		2006		2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.67		$11.14		$11.21		$11.68	$11.54	$11.41

Income From Investment Operations:
Net investment income	.30		.55		.45		.37	.22	.23
Net realized and unrealized gain (loss) on investments	(.27)		.48		(.05)		(.10)	.36	.43

Total from investment operations	.03		1.03		.40		.27	.58	.66

Less Dividends and Distributions:
Dividends from net investment income	—		—		—		(.54)	(.23)	(.28)
Distributions from net realized gains	—		—		—		(.20)	(.21)	(.25)
Distributions	(.30)		(.50)		(.47)		—	—	—

Total dividends and distributions	(.30)		(.50)		(.47)		(.74)	(.44)	(.53)

Net Asset Value, end of period	$11.40		$11.67		$11.14		$11.21	$11.68	$11.54

Total Return(a)	.23%		9.44%		3.68%		2.39%	5.28%	5.85%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,307.5		$1,424.8		$1,590.3		$1,538.2	$1,099.0	$839.1
Ratios to average net assets(b):
Expenses	.66	%(c)(e)	.67	%(c)	.66	%(c)	.62%	.65%	.65%
Net investment income	4.72	%(e)	4.65%		4.16%		3.62%	2.01%	2.19%
Portfolio turnover rate	471	%(d)	656%		539%		590%	590%	656%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	The expense ratio reflects the interest and fee expenses related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees is .65% for the six months ended June 30, 2008, .64% and .64% for the years ended December 31, 2007 and 2006, respectively.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(Unaudited)

	SP Prudential U.S. Emerging Growth Portfolio
	Class I
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.41		$7.99	$7.87	$8.07	$6.65	$4.68

Income (Loss) From Investment Operations:
Net investment income (loss)	.01		.02	.03	(.02)	(.05)	(.02)
Net realized and unrealized gain (loss) on investments	(.30)		1.31	.71	1.16	1.47	1.99

Total from investment operations	(.29)		1.33	.74	1.14	1.42	1.97

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	— (c)	—	—
Distributions from net realized gains	—		—	—	(1.34)	— (c)	—
Distributions	(1.23)		(.91)	(.62)	—	—	—

Total dividends and distributions	(1.23)		(.91)	(.62)	(1.34)	— (c)	—

Net Asset Value, end of period	$6.89		$8.41	$7.99	$7.87	$8.07	$6.65

Total Return(a)	(4.06)%		16.82%	9.59%	17.77%	21.39%	42.09%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$182.5		$205.8	$202.6	$194.8	$128.3	$170.0
Ratios to average net assets(b):
Expenses	.67	%(d)	.65%	.67%	.80%	.78%	.80%
Net investment income (loss)	.35	%(d)	.24%	.32%	(.28)%	(.53)%	(.56)%
Portfolio turnover rate	32	%(e)	54%	70%	142%	212%	213%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

	SP Prudential U.S. Emerging Growth Portfolio
	Class II
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.17		$7.79	$7.72	$7.96	$6.58	$4.65

Income (Loss) From Investment Operations:
Net investment income (loss)	.01		(.01)	(.01)	(.05)	(.07)	(.05)
Net realized and unrealized gain (loss) on investments	(.29)		1.27	.70	1.15	1.45	1.98

Total from investment operations	(.28)		1.26	.69	1.10	1.38	1.93

Less Dividends and Distributions:
Distributions from net realized gains	—		—	—	(1.34)	— (c)	—
Distributions	(1.21)		(.88)	(.62)	—	—	—

Total dividends and distributions	(1.21)		(.88)	(.62)	(1.34)	— (c)	—

Net Asset Value, end of period	$6.68		$8.17	$7.79	$7.72	$7.96	$6.58

Total Return(a):	(4.07)%		16.34%	9.10%	17.47%	21.01%	41.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.3		$0.4	$0.3	$0.3	$0.4	$0.3
Ratios to average net assets(b):
Expenses	1.07	%(d)	1.05%	1.07%	1.20%	1.18%	1.20%
Net investment loss	(.06	)%(d)	(.16)%	(.04)%	(.70)%	(.94)%	(.97)%
Portfolio turnover rate	32	%(e)	54%	70%	142%	212%	213%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total return for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(Unaudited)

	SP Small Cap Value Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.22		$13.68	$14.27	$15.51	$12.88	$9.68

Income (Loss) From Investment Operations:
Net investment income	.06		.13	.10	.07	.08	.02
Net realized and unrealized gain (loss) on investments	(.98)		(.64)	1.78	.52	2.57	3.18

Total from investment operations	(.92)		(.51)	1.88	.59	2.65	3.20

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.08)	(.02)	— (c)
Distributions from net realized gains	—		—	—	(1.75)	— (c)	—
Distributions	(1.27)		(.95)	(2.47)	—	—	—

Total dividends and distributions	(1.27)		(.95)	(2.47)	(1.83)	(.02)	— (c)

Net Asset Value, end of period	$10.03		$12.22	$13.68	$14.27	$15.51	$12.88

Total Return(a)	(8.28)%		(3.63)%	14.60%	4.61%	20.69%	33.11%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$266.4		$309.4	$369.0	$350.7	$393.3	$250.6
Ratios to average net assets(b):
Expenses	.98	%(e)	.96%	.96%	.97%	.96%	1.04%
Net investment income	1.06	%(e)	.81%	.71%	.49%	.69%	.37%
Portfolio turnover rate	19	%(d)	45%	55%	119%	127%	90%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Less than $.005 per share.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(Unaudited)

	SP Strategic Partners Focused Growth Portfolio
	Class I
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005		2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.30		$7.49	$8.07	$7.00		$6.33		$5.03

Income (Loss) From Investment Operations:
Net investment loss	(.01)		(.04)	(.04)	(.03)		—	(c)	(.01)
Net realized and unrealized gain (loss) on investments	(.50)		1.18	(.02)	1.10		.67		1.31

Total from investment operations	(.51)		1.14	(.06)	1.07		.67		1.30

Less Distributions:
Distributions	(.52)		(.33)	(.52)	—		—		—

Net Asset Value, end of period	$7.27		$8.30	$7.49	$8.07		$7.00		$6.33

Total Return(a)	(6.33)%		15.24%	(.66)%	15.29%		10.58%		25.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$35.0		$38.4	$38.7	$38.3		$30.1		$21.6
Ratios to average net assets(b):
Expenses	1.17	%(f)	1.15%	1.15%	1.07	%(d)	1.01	%(d)	1.01	%(d)
Net investment loss	(.23	)%(f)	(.43)%	(.47)%	(.44	)%(d)	(.01	)%(d)	(.28	)%(d)
Portfolio turnover rate	53	%(e)	120%	142%	110%		84%		93%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Less than $.005 per share.

(d)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.14% and (.51)%, respectively, for the year ended December 31, 2005, 1.28% and (.28)%, respectively, for the year ended December 31, 2004, and 1.65% and (.92)%, respectively, for the year ended December 31, 2003.

(e)	Not annualized.

(f)	Annualized.

	SP Strategic Partners Focused Growth Portfolio
	Class II
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007	2006	2005		2004		2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.04		$7.30	$7.91	$6.88		$6.26		$4.99

Income (Loss) From Investment Operations:
Net investment loss	(.04)		(.10)	(.08)	(.06)		(.01)		(.03)
Net realized and unrealized gain (loss) on investments	(.46)		1.17	(.01)	1.09		.63		1.30

Total from investment operations	(.50)		1.07	(.09)	1.03		.62		1.27

Less Distributions:
Distributions	(.52)		(.33)	(.52)	—		—		—

Net Asset Value, end of period	$7.02		$8.04	$7.30	$7.91		$6.88		$6.26

Total Return(a)	(6.41)%		14.68%	(1.07)%	14.97%		9.90%		25.45%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$22.0		$27.3	$31.3	$42.8		$32.1		$14.3
Ratios to average net assets(b):
Expenses	1.57	%(e)	1.55%	1.55%	1.47	%(c)	1.41	%(c)	1.41	%(c)
Net investment loss	(.62	)%(e)	(.83)%	(.88)%	(.84	)%(c)	(.34	)%(c)	(.68	)%(c)
Portfolio turnover rate	53	%(d)	120%	142%	110%		84%		93%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Net of expense reimbursement. If the investment advisor had not reimbursed expenses, the annual expense and net investment loss ratios would have been 1.54% and (.91)%, respectively, for the year ended December 31, 2005, 1.68% and (.61)%, respectively, for the year ended December 31, 2004, and 2.05% and (1.32)%, respectively, for the year ended December 31, 2003.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Supplemental Proxy Information (Unaudited)

A Special Meeting of Shareholders of the indicated Portfolios of The Prudential Series Fund was held on June 23, 2008. At the Meeting held on June 23, 2008, Shareholders approved the following proposal:

To approve a subadvisory agreement between Prudential Investments LLC and Quantitative Management Associates LLC, Prudential Investment Management, Inc. and Jennison Associates LLC.

The result of the proxy solicitation on the preceding matter was as follows:

Diversified Conservative Growth Portfolio:

Affirmative:	18,900,932.737
Against:	670,976.843
Abstain:	1,174,483.696

Global Portfolio:

Affirmative:	66,591,238.359
Against:	3,124,388.715
Abstain:	3,680,048.764

SP Aggressive Growth Asset Allocation Portfolio:

Affirmative:	33,015,430.216
Against:	1,010,545.712
Abstain:	2,718,668.684

SP Growth Asset Allocation Portfolio:

Affirmative:	191,735,453.228
Against:	7,586,911.774
Abstain:	9,654,737.148

SP Balanced Asset Allocation Portfolio:

Affirmative:	205,082,987.143
Against:	7,082,612.219
Abstain:	13,084,664.818

SP Conservative Asset Allocation Portfolio:

Affirmative:	89,761,468.892
Against:	3,313,908.577
Abstain:	7,118,447.457

The Prudential Series Fund

Approval of Advisory Agreements

Introduction

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) oversees the management of each of the Trust’s Portfolios (the “Portfolios”), and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). The Board is also responsible for the consideration and approval of any new advisory agreements.

As is further explained and discussed below, at meetings of the Board held on June 9-11, 2008, the Board approved the renewal of the Trust’s existing management and subadvisory agreements. In addition, at the same meetings, the Board approved a new subadvisory agreement with respect to the Trust’s SP Asset Allocation Portfolios.

I. Renewal of Existing Management & Subadvisory Agreements

The Board, including all of the Independent Trustees, met on June 9-11, 2008 and approved the renewal of the management agreement and the existing subadvisory agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of each Portfolio and its shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with the consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with their deliberations, the Board considered information provided at or in advance of the June 2008 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison) and Quantitative Management Associates LLC (“QMA”) each of which serve as subadvisers to the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios generally does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for one-, three-, five- and ten-year periods (as applicable) ending December 31, 2007.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2007. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios to adjust expense ratios for selected Portfolios.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe (for periods ended December 31, 2007), actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP Davis Value Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	Second Quartile	____________

Actual Management Fees: Third Quartile

Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

SP International Growth Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	Second Quartile	____________

Actual Management Fees: Third Quartile

Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 1.24%, noting that the Portfolio’s expenses were significantly below the cap.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

SP International Value Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	Third Quartile	____________

Actual Management Fees: Fourth Quartile

Net Total Expenses: Third Quartile

•

Although the Portfolio ranked in the third quartile over the five-year period, the Board noted that the Portfolio ranked in the first quartile over the one- and three- year periods. The Board further noted that the Portfolio outperformed its benchmark index over the one- and three- year periods, and slightly underperformed its benchmark index over the five-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

SP Mid Cap Growth Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Fourth Quartile	Third Quartile	____________

Actual Management Fees: Third Quartile

Net Total Expenses: Second Quartile

•

The Board noted that Neuberger Berman replaced the Portfolio’s previous subadviser in November 2007. Consequently, the Board concluded that the Portfolio’s historical performance was that of a different subadviser.

•

The Board concluded that it was reasonable to continue to evaluate performance and to renew the agreements. The Board noted that PI monitors performance of the subadvisers, reports quarterly to the Board, and recommends subadviser changes when PI determines it is in the best interest of shareholders to do so.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 1.00%, noting that the Portfolio’s expenses were significantly below the cap.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

SP PIMCO High Yield Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	Third Quartile	____________

Actual Management Fees: First Quartile

Net Total Expenses: First Quartile

•

The Board noted that the Portfolio ranked in the first quartile over the one- and three- year periods, although it ranked in the third quartile over the five- year period. The Board also noted that the Portfolio outperformed its benchmark index over the one- and three-year periods, and was in-line with its benchmark index over the five-year period.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

SP PIMCO Total Return Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	____________

Actual Management Fees: Third Quartile

Net Total Expenses: Third Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

SP Prudential U.S. Emerging Growth Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Third Quartile	Second Quartile	First Quartile	____________

Actual Management Fees: First Quartile

Net Total Expenses: First Quartile

•

Although the Portfolio ranked in the third quartile for the one- year period, the Board noted that performance over the three- and five- year periods was in the second and first quartiles, respectively. The Board also noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

SP Small Cap Value Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Third Quartile	Fourth Quartile	____________

Actual Management Fees: Third Quartile

Net Total Expenses: Second Quartile

•

Although the Portfolio ranked in the third and fourth quartiles over the three- and five- year periods, respectively, the Board noted that the Portfolio’s recent performance had improved, with the Portfolio ranked in the second quartile over the one-year period. The Board also noted that the Portfolio outperformed its benchmark index over the one- year period.

•	The Board concluded that, in light of the Portfolio’s improved performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 1.05%, noting that the Portfolio’s expenses were significantly below the cap.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

SP Strategic Partners Focused Growth Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	Second Quartile	____________

Actual Management Fees: Fourth Quartile

Net Total Expenses: Fourth Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 1.25%, noting that the Portfolio’s expenses were significantly below the cap.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

SP Aggressive Growth Asset Allocation Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	____________

Actual Management Fees: First Quartile

Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

SP Balanced Asset Allocation Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	____________

Actual Management Fees: N/A *

Net Total Expenses: N/A*

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

SP Conservative Asset Allocation Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	Second Quartile	Third Quartile	____________

Actual Management Fees: N/A*

Net Total Expenses: N/A*

•

The Board noted that the Portfolio ranked in the first quartile over the one-year period, and in the second quartile over the three-year period, although the Portfolio ranked in the third quartile over the five-year period. The Board also noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

SP Growth Asset Allocation Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	First Quartile	First Quartile	____________

Actual Management Fees: First Quartile

Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

*	No data available from Lipper, because peer universe was too small (four or fewer funds)

II. Approval of New Subadvisory Agreement

At the meetings of the Board held on June 9-11, 2008, the Board approved a new subadvisory agreement (the “Subadvisory Agreement”) between PI and each of QMA, Jennison and PIM (jointly referred to as the “Subadvisers”), with respect to each of the SP Asset Allocation Portfolios of the Trust.

In advance of the meetings on June 9-11, 2008, at a telephonic meeting of the Board on April 21, 2008 at which a majority of the Trustees were in attendance (including a majority of the Independent Trustees), and subject to in-person approval by a majority of the Independent Trustees at the June 9-10 2008 meetings, the Board considered whether the approval of the Subadvisory Agreement with the Subadvisers was in the best interests of the Portfolios and their shareholders. Before approving the Subadvisory Agreement, the Trustees received a formal presentation from PI, reviewed materials regarding the organizational structure of QMA Jennison and PIM, and reviewed materials regarding the investment performance and portfolio management team of QMA.

In making the determination to propose the addition of the Subadvisers, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the following information and reached the following conclusions.

The Board considered that PI initially intends to delegate to QMA the responsibility for (among other things): (i) establishing the allocation of each Portfolio’s assets across different types and amounts of underlying portfolios, and reviewing and adjusting these allocations from time to time in its discretion; and (ii) the day-to-day investment management of each SP Asset Allocation Portfolio. The Board also considered that PI will seek Board approval before it delegates any advisory responsibilities to Jennison or PIM under the Subadvisory Agreement. The Subadvisory Agreement was approved by shareholders on June 23, 2008.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services that would be provided to the Portfolios by QMA under the Subadvisory Agreement, noting that QMA will be required to provide day-to-day portfolio management services with respect to the SP Asset Allocation Portfolios and comply with all policies and applicable rules and regulations for all Portfolios. The Board also received and considered information regarding the nature and extent of services currently being provided by QMA to other mutual funds under existing subadvisory agreements and those that would be provided to the Portfolios by QMA under the Subadvisory Agreement.

With respect to the quality of services, the Board considered, among other things, the background and experience of QMA’s senior management and the expertise of, and amount of attention expected to be given to the Portfolios by QMA’s portfolio management team. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Portfolios. The Board was also provided with information pertaining to QMA’s organizational structure, senior management, investment operations and other relevant information pertaining to QMA. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to QMA, summarizing his level of comfort from a compliance perspective with respect to PI’s recommendation to hire QMA.

The Board concluded that there was a reasonable basis on which to conclude that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Portfolios by QMA.

The Board also considered that Jennison and PIM already serve as subadvisers to other Portfolios of the Trust The Board also considered that PI will seek Board approval prior to delegating any additional advisory responsibilities to Jennison or PIM under the proposed agreement and the fact that the Board will have the opportunity at that time to review the exact nature, quality and extent of services to be provided under the proposed delegation.

Investment Subadvisory Fee Rates

The Board considered that the proposed subadvisory fee rate payable by PI to the subadvisers under the Subadvisory Agreement is comparable to or lower than the fee payable to the subadvisers under the existing subadvisory agreements for mutual funds with investment objectives similar to the Portfolios. The Board noted, however that the Subadvisory Agreement, if approved by shareholders, would not change the overall advisory fee paid by a Portfolio to PI. Therefore, the proposal will not affect the fees borne by shareholders.

Profitability

Because the engagement of the Subadvisers for any additional services to the Portfolios is new, there is no historical profitability with regard to its arrangements with the Portfolios. As a result, this factor was not considered by the Board. The Board noted that it will consider profitability as part of any future annual review of the Subadvisory Agreement.

Economies of Scale

The Board considered the potential for the Subadvisers to experience economies of scale as each Portfolio grows in size. The Board noted that it will consider economies of scale as part of any future annual review of the Subadvisory Agreement.

Other Benefits to Subadvisers

The Board considered potential ancillary benefits anticipated to be received by the Subadvisers and their affiliates as a result of their relationship with each Portfolio. The Board concluded that the potential benefits to be derived by the Subadvisers included potential access to additional research resources, larger assets under management and benefits to their reputations, which were consistent with the types of benefits generally derived by subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Trustees and the presentations made by PI and QMA at the meeting, the Board concluded that approving the Subadvisory Agreement with the Subadvisers was in the best interests of each Portfolio and its shareholders.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Life insurance and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The 2007 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call 888-778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

PRST STD POSTAGES & FEES PAID VON HOFFMANN CORPORATION

IFS-A105621    PSF-SAR-B    Ed.08/2008

SEMIANNUAL REPORT	June 30, 2008

The Prudential Series Fund

■	Diversified Conservative Growth Portfolio

Please note inside is a prospectus supplement dated August 22, 2008. This document is separate from and not a part of the semiannual report.

IFS-A105624

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contains information on the investment objectives, risks, and charges and expenses of the portfolios and the contract and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your contract’s insurance protection.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 888-778-2888.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund	Semiannual Report	June 30, 2008

■	LETTER TO CONTRACT OWNERS

■	PORTFOLIO COMPOSITION

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2008

■	DEAR CONTRACT OWNER

A primary goal at Prudential is to help ensure our clients’ ongoing financial security. The Prudential Series Fund semiannual report provides insight to our progress and information on how we accomplish this goal throughout the year.

As always, we want to remind you of the benefits of diversifying your investment portfolio. Especially now, as we experience a new level of market instability, diversification is a critical factor in protecting your investments. Diversification is the best way to balance risk and return, thereby helping to protect your funds when asset classes fluctuate. This method of investing can also help you achieve your long-term financial goals. Please keep in mind that diversification does not assure a profit or protect against loss in declining markets.

The first step in creating a diversified investment portfolio is to contact your financial professional. He or she will help you develop a comprehensive mix of assets that will be evaluated periodically over time with a focus on your financial objectives.

Thank you for selecting Prudential for your financial needs. We value your business and appreciate your trust as we help you prepare for the future.

Sincerely,

David R. Odenath, Jr.

President,

The Prudential Series Fund	July 31, 2008

PRESIDENT

DAVID R. ODENATH, JR.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2008

Diversified Conservative Growth
Five Largest Holdings (% of Net Assets)
Federal National Mortgage Assoc. 6.00%, TBA	10.6%
U.S. Treasury Bonds, 4.375%, 02/15/38	2.0%
Ginnie Mae I Pool 6.50%, TBA	1.8%
Government National Mortgage Assoc. 6.00%, TBA	1.8%
Federal National Mortgage Assoc. 4.00%, 08/01/19	1.7%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings/Issues/Sectors/Industries are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2008

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period
Diversified Conservative Growth (Class I)	Actual	$1,000.00	$960.70	1.19%	$5.80
	Hypothetical	$1,000.00	$1,018.95	1.19%	$5.97

Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2008, and divided by the 366 days in each Portfolio’s fiscal year ended December 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 113.1%
COMMON STOCKS — 38.9%	Shares	Value (Note 2)

Aerospace & Defense — 0.8%
AAR Corp.*	3,200	$43,296
Aegean Marine Petroleum Network, Inc. (Greece)	1,619	65,877
BE Aerospace, Inc.*	2,230	51,937
HEICO Corp.	1,860	60,524
Moog, Inc. (Class A Stock)*	2,375	88,445
Raytheon Co.	4,400	247,632
Teledyne Technologies, Inc.*	1,400	68,306
United Technologies Corp.	5,200	320,840

		946,857

Apparel
True Religion Apparel, Inc.*	870	23,186

Banks — 0.1%
East West Bancorp, Inc.	4,000	28,240
Pacific Capital Bancorp	3,000	41,340

		69,580

Beverages — 0.6%
Coca-Cola Co. (The)	6,600	343,068
Dr. Pepper Snapple Group, Inc.*	3,784	79,388
PepsiCo, Inc.	3,700	235,283

		657,739

Biotechnology — 1.3%
Celgene Corp.*	3,800	242,706
Genentech, Inc.*	5,100	387,090
Gilead Sciences, Inc.*	15,300	810,135
RTI Biologics, Inc.*	6,490	56,787

		1,496,718

Building Products
Watsco, Inc.	1,300	54,340

Business Services — 0.1%
URS Corp.*	2,400	100,728

Capital Goods — 0.2%
GrafTech International Ltd.*	1,980	53,123
Joy Global, Inc.	2,000	151,660
Valmont Industries, Inc.	240	25,030

		229,813

Capital Markets — 1.1%
Bank of New York Mellon Corp. (The)	7,126	269,577
Charles Schwab Corp. (The)	16,600	340,964
Goldman Sachs Group, Inc. (The)	1,500	262,350
Jefferies Group, Inc.	4,400	74,008
Lazard Ltd. (Class A Stock) (Bermuda)	4,700	160,505
TD Ameritrade Holding Corp.*	8,300	150,147

		1,257,551

Chemicals — 0.9%
DuPont (E.I) de Nemours & Co.	3,500	150,115
Monsanto Co.	5,300	670,132
Rockwood Holdings, Inc.*	1,070	37,236
Scotts Miracle-Gro Co. (The) (Class A Stock)	2,300	40,411
Terra Industries, Inc.	1,390	68,597
Valspar Corp. (The)	2,400	45,384

		1,011,875

COMMON STOCKS (continued)	Shares	Value (Note 2)

Commercial Banks — 0.3%
Astoria Financial Corp.	3,950	$79,316
SunTrust Banks, Inc.	6,000	217,320

		296,636

Commercial Services & Supplies — 0.8%
Allied Waste Industries, Inc.*	7,300	92,126
Global Payments, Inc.	3,000	139,800
Rollins, Inc.	4,055	60,095
Team, Inc.*	900	30,888
TeleTech Holdings, Inc.*	4,460	89,021
TNS, Inc.*	3,410	81,704
Waste Management, Inc.	10,200	384,642

		878,276

Communication Equipment — 1.6%
Cisco Systems, Inc.*	22,300	518,698
Nokia OYJ, ADR (Finland)	9,200	225,400
Nuance Communications, Inc.*	2,530	39,645
QUALCOMM, Inc.	13,300	590,121
Research In Motion Ltd. (Canada)*	3,800	444,220

		1,818,084

Computer Services & Software — 0.2%
Advent Software, Inc.*	2,190	79,015
Innerworkings, Inc.*	7,700	92,092
SRA International, Inc. (Class A Stock)*	3,500	78,610

		249,717

Computers & Peripherals — 1.4%
Apple, Inc.*	4,200	703,248
Hewlett-Packard Co.	11,200	495,152
NetApp, Inc.*	10,300	223,098
Seagate Technology (Cayman Islands)	11,000	210,430

		1,631,928

Construction
Granite Construction, Inc.	1,700	53,601

Consumer Finance — 0.3%
SLM Corp.*	14,800	286,380

Consumer Products & Services — 0.1%
Bare Escentuals, Inc.*	3,950	73,984

Diversified Consumer Services — 0.6%
Career Education Corp.*	15,100	220,611
H&R Block, Inc.	23,100	494,340

		714,951

Diversified Financial Services — 0.9%
Calamos Asset Management, Inc. (Class A Stock)	1,144	19,482
Citigroup, Inc.	15,800	264,808
Eaton Vance Corp.	3,600	143,136
FCStone Group, Inc.*	1,320	36,868
KKR Private Equity Investors LLP, ADR, RDU, 144A (cost $320,412; purchased 05/03/06 - 05/05/06)(f)(g)	13,000	165,750
Merrill Lynch & Co., Inc.	5,000	158,550
NYSE Euronext, Inc.	2,200	111,452
Raymond James Financial, Inc.	4,675	123,373
Sterling Financial Corp. (WA)	2,600	10,764
Student Loan Corp. (The)	500	49,040

		1,083,223

SEE NOTES TO FINANCIAL STATEMENTS.

A1

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Education — 0.1%
DeVry, Inc.	1,260	$67,561

Electric — 0.3%
NRG Energy, Inc.*	7,700	330,330

Electric Utilities — 0.2%
Entergy Corp.	2,100	253,008

Electrical Equipment — 0.3%
ABB Ltd., ADR (Switzerland)*	10,300	291,696

Electronic Equipment & Instruments — 0.4%
Checkpoint Systems, Inc.*	3,400	70,992
EnerSys*	1,292	44,225
FLIR Systems, Inc.*	7,300	296,161

		411,378

Energy
Headwaters, Inc.*	3,169	37,299

Energy Equipment & Services — 1.5%
First Solar, Inc.*	1,300	354,666
Halliburton Co.	13,800	732,366
Oil States International, Inc.*	1,540	97,698
Schlumberger Ltd.	4,600	494,178

		1,678,908

Energy – Other — 0.1%
Swift Energy Co.*	2,000	132,120

Entertainment & Leisure — 0.1%
Life Time Fitness, Inc.*	4,130	122,042

Exchange Traded Fund — 0.1%
iShares Russell 2000 Growth Index Fund	2,150	163,744

Financial Services — 0.1%
Investment Technology Group, Inc.*	2,430	81,308
PROS Holdings, Inc.*	5,330	59,856

		141,164

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	4,100	287,574
CVS/Caremark Corp.	13,600	538,152
Kroger Co. (The)	18,300	528,321
Wal-Mart Stores, Inc.	11,200	629,440

		1,983,487

Food Products — 0.5%
Cadbury PLC, ADR (United Kingdom)	5,012	252,204
ConAgra Foods, Inc.	16,500	318,120

		570,324

Healthcare Equipment & Supplies — 0.9%
Alcon, Inc. (Switzerland)	2,500	406,975
Baxter International, Inc.	6,500	415,610
Natus Medical, Inc.*	4,524	94,733
NuVasive, Inc.*	1,640	73,242
Spectranetics Corp.*	3,424	33,761

		1,024,321

Healthcare Providers & Services — 1.6%
Amedisys, Inc.*	2,710	136,638
AMERIGROUP Corp.*	3,100	64,480
Cardinal Health, Inc.	4,500	232,110

COMMON STOCKS (continued)	Shares	Value (Note 2)

Healthcare Providers & Services (continued)
Covance, Inc.*	1,800	$154,836
Healthways, Inc.*	3,600	106,560
IPC The Hospitalist Co., Inc.*	577	10,859
Medco Health Solutions, Inc.*	4,500	212,400
Omnicare, Inc.	13,900	364,458
Pharmaceutical Product Development, Inc.	4,300	184,470
Psychiatric Solutions, Inc.*	3,190	120,710
Sunrise Senior Living, Inc.*	3,400	76,432
WellPoint, Inc.*	4,200	200,172

		1,864,125

Hotels, Restaurants & Leisure — 0.4%
Brinker International, Inc.	2,800	52,920
Las Vegas Sands, Inc.*	1,200	56,928
Marriott International, Inc. (Class A Stock)	7,100	186,304
Scientific Games Corp. (Class A Stock)*	3,500	103,670
Sonic Corp.*	3,600	53,280

		453,102

Household Durables — 0.1%
Meritage Homes Corp.*	1,900	28,823
Snap-on, Inc.	1,900	98,819

		127,642

Household Products — 0.5%
Colgate-Palmolive Co.	4,900	338,590
Kimberly-Clark Corp.	4,700	280,966

		619,556

Housewares — 0.1%
Toro Co.	2,200	73,194

Industrial Conglomerates — 0.2%
McDermott International, Inc.*	3,000	185,670

Insurance — 1.1%
American International Group, Inc.	7,300	193,158
Amtrust Financial Services, Inc.	8,010	100,926
Axis Capital Holdings Ltd. (Bermuda)	4,900	146,069
Delphi Financial Group, Inc. (Class A Stock)	2,125	49,172
eHealth, Inc.*	3,580	63,223
Genworth Financial, Inc. (Class A Stock)	8,900	158,509
Loews Corp.	5,600	262,640
Philadelphia Consolidated Holding Corp.*	3,200	108,704
Protective Life Corp.	1,800	68,490
State Auto Financial Corp.	2,500	59,825
United Fire & Casualty Co.	1,500	40,395

		1,251,111

Internet — 0.1%
Digital River, Inc.*	1,600	61,728
Equinix, Inc.*	665	59,331

		121,059

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.*	6,500	476,645
IAC/InterActiveCorp.*	17,500	337,400

		814,045

SEE NOTES TO FINANCIAL STATEMENTS.

A2

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Internet Software & Services — 1.8%
Akamai Technologies, Inc.*	6,200	$215,698
CyberSource Corp.*	2,790	46,676
Google, Inc. (Class A Stock)*	1,600	842,272
Infosys Technologies Ltd., ADR (India)	8,300	360,718
j2 Global Communications, Inc.*	3,520	80,960
TriZetto Group, Inc.*	4,610	98,562
ValueClick, Inc.*	3,760	56,964
Visa, Inc. (Class A Stock)*	4,700	382,157

		2,084,007

Life Science Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.*	6,000	334,380

Machinery — 0.2%
Bucyrus International, Inc. (Class A Stock)	3,500	255,570

Manufacturing — 0.3%
Harsco Corp.	2,700	146,907
Hexel Corp.*	10,200	196,860

		343,767

Media — 1.4%
Comcast Corp. (Class A Stock)	26,250	497,962
DG FastChannel, Inc.*	4,220	72,795
Dolan Media Co.*	1,900	34,580
Liberty Global, Inc. (Class C Stock)*	10,583	321,300
Walt Disney Co. (The)	11,300	352,560
XM Satellite Radio Holdings, Inc. (Class A Stock)*	38,100	298,704

		1,577,901

Medical Supplies & Equipment — 0.2%
Luminex Corp.*	1,660	34,113
Savient Pharmaceuticals, Inc.*	1,880	47,564
VNUS Medical Technologies, Inc.*	3,560	71,236
Zoll Medical Corp.*	1,590	53,535

		206,448

Metals & Mining — 0.1%
Dynamic Materials Corp.	990	32,621
Timken Co.	3,500	115,290

		147,911

Multi-Line Retail — 0.1%
Saks, Inc.*	6,500	71,370

Multi-Utilities — 0.3%
Sempra Energy	6,200	349,990

Office Electronics — 0.3%
Xerox Corp.	24,300	329,508

Office Equipment
School Specialty, Inc.*	1,600	47,568

Oil & Gas Exploration/Production — 0.1%
Core Laboratories NV (Netherlands)*	440	62,634

Oil, Gas & Consumable Fuels — 3.9%
Arena Resources, Inc.*	1,860	98,245
Cabot Oil & Gas Corp.	4,000	270,920
Carrizo Oil & Gas, Inc.*	690	46,982
Devon Energy Corp.	3,700	444,592
Murphy Oil Corp.	3,600	352,980

COMMON STOCKS (continued)	Shares	Value (Note 2)

Oil, Gas & Consumable Fuels (continued)
Nexen, Inc. (Canada)	9,300	$369,675
Occidental Petroleum Corp.	10,000	898,600
Petroleo Brasileiro SA, ADR (Brazil)	4,400	311,652
Southwestern Energy Co.*	4,900	233,289
St. Mary Land & Exploration Co.	900	58,176
Suncor Energy, Inc. (Canada)	5,200	302,224
Superior Energy Services, Inc.*	1,590	87,673
Talisman Energy, Inc. (Canada)	12,200	269,986
Tesco Corp. (Canada)*	1,770	56,551
W&T Offshore, Inc.	2,000	117,020
Williams Cos., Inc.	5,000	201,550
XTO Energy, Inc.	4,500	308,295

		4,428,410

Paper & Forest Products — 0.2%
Domtar Corp. (Canada)*	36,300	197,835

Pharmaceuticals — 2.6%
Abbott Laboratories	11,000	582,670
Barr Pharmaceuticals, Inc.*	1,200	54,096
Elan Corp. PLC, ADR (Ireland)*	6,400	227,520
Mylan, Inc.	29,600	357,272
Roche Holdings AG, ADR (Switzerland)	2,500	225,800
Schering-Plough Corp.	19,200	378,048
Sciele Pharma, Inc.	5,420	104,877
Teva Pharmaceutical Industries Ltd., ADR (Israel)	6,100	279,380
United Therapeutics Corp.*	560	54,740
Wyeth	14,300	685,828

		2,950,231

Real Estate Investment Trusts — 0.1%
Hovnanian Enterprises, Inc. (Class A Stock)*	3,400	18,632
SL Green Realty Corp.	1,000	82,720

		101,352

Retail & Merchandising
Cash America International, Inc.	1,823	56,513

Semiconductors & Semiconductor Equipment — 1.0%
Anadigics, Inc.*	4,680	46,098
Itron, Inc.*	1,660	163,261
Linear Technology Corp.	2,400	78,168
Marvell Technology Group Ltd. (Bermuda)*	20,300	358,498
Microsemi Corp.*	2,190	55,144
NVIDIA Corp.*	10,700	200,304
Spansion, Inc. (Class A Stock)*	40,900	92,025
Texas Instruments, Inc.	4,100	115,456

		1,108,954

Software — 1.3%
Adobe Systems, Inc.*	8,700	342,693
CA, Inc.	13,300	307,097
Microsoft Corp.	16,800	462,168
Symantec Corp.*	20,100	388,935

		1,500,893

Specialty Retail — 0.1%
Aaron Rents, Inc.	2,600	58,058
Aeropostale, Inc.*	2,020	63,287

		121,345

SEE NOTES TO FINANCIAL STATEMENTS.

A3

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)

Technology
Sanmina — SCI Corp.*	16,400	$20,992

Telecommunications — 0.3%
Arris Group, Inc.*	7,400	62,530
Comtech Telecommunications Corp.*	1,140	55,860
Dril-Quip, Inc.*	1,360	85,680
Premiere Global Services, Inc.*	7,360	107,309
Syniverse Holdings, Inc.*	4,630	75,006

		386,385

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.*	3,800	109,744
Jos. A. Bank Clothiers, Inc.*	2,490	66,608
Nike, Inc. (Class B Stock)	3,900	232,479
Phillips-Van Heusen Corp.	2,600	95,212

		504,043

Thrifts & Mortgage Finance — 0.4%
Federal National Mortgage Assoc.	10,200	199,002
People’s United Financial, Inc.	14,750	230,100

		429,102

COMMON STOCKS (continued)	Shares	Value (Note 2)

Tobacco — 0.1%
Altria Group, Inc.	2,800	$57,568

Toys — 0.1%
Leapfrog Enterprises, Inc.*	7,520	62,566

Transportation — 0.1%
Genco Shipping & Trading Ltd.	920	59,984
Old Dominion Freight Line*	2,620	78,652

		138,636

Utilities — 0.1%
ONEOK, Inc.	2,100	102,543

Wireless Telecommunication Services — 0.7%
NII Holdings, Inc.*	8,900	422,661
Sprint Nextel Corp.	26,826	254,847
Virgin Mobile USA, Inc. (Class A Stock)*	26,800	73,700

		751,208

TOTAL COMMON STOCKS (cost $37,683,892)		44,381,683

CORPORATE BONDS — 30.3%	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#

Aerospace & Defense — 0.7%
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.50%		07/01/18	$100	100,375
DRS Technologies, Inc., Gtd. Notes	B1	6.625%		02/01/16	75	76,125
DRS Technologies, Inc., Gtd. Notes	B3	7.625%		02/01/18	130	137,475
Esterline Technologies Corp., Gtd. Notes	B1	7.75%		06/15/13	125	125,625
L-3 Communications Corp., Gtd. Notes	Ba3	5.875%		01/15/15	50	46,125
L-3 Communications Corp., Gtd. Notes	Ba3	7.625%		06/15/12	100	101,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%		01/15/15	100	95,000
Moog, Inc., Sr. Sub. Notes, 144A	Ba3	7.25%		06/15/18	75	74,250
TransDigm, Inc., Gtd. Notes	B3	7.75%		07/15/14	100	98,750

						854,725

Airlines — 0.1%
AMR Corp., Notes, MTN	B-(d)	10.40%		03/10/11	100	76,000
Continental Airlines, Inc., Pass-Through Certificates	Ba2	6.748%		09/15/18	22	18,123

						94,123

Automobile Manufacturers — 0.1%
DaimlerChrysler NA Holding Corp., MTN, Gtd. Notes	A3	5.75%		09/08/11	100	101,974

Automotive — 0.4%
Ford Motor Credit Co., Sr. Unsec’d. Notes	B1	7.875%		06/15/10	220	189,895
General Motors Corp., Sr. Unsec’d. Notes	Caa1	7.20%		01/15/11	155	119,350
Lear Corp., Gtd. Notes	B3	8.75%		12/01/16	30	23,400
TRW Automotive, Inc., Gtd. Notes, 144A	Ba3	7.25%		03/15/17	75	63,000
Visteon Corp., Sr. Notes	Caa2	7.00%		03/10/14	40	21,800

						417,445

Building Materials & Construction
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50%		09/01/14	50	32,000

Cable — 0.8%
Charter Communications Holdings I LLC, Gtd. Notes, (Zero coupon until 05/15/11)	Caa3	11.75%	(v)	05/15/14	150	91,500
Charter Communications Holdings I LLC, Sr. Sec’d. Notes	Caa3	11.00%		10/01/15	123	91,155
Charter Communications Operating LLC, Sr. Sec’d. Notes, 144A	B3	8.00%		04/30/12	20	18,900

SEE NOTES TO FINANCIAL STATEMENTS.

A4

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)

Cable (continued)
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	6.75%	04/15/12	$150	$141,000
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.625%	04/01/11	50	49,000
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	8.125%	07/15/09	225	226,687
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	8.125%	08/15/09	50	50,375
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.50%	10/15/15	25	22,344
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	B3	9.50%	01/15/13	20	18,850
Shaw Communications, Inc., (Canada) Sr. Notes	Ba1	8.25%	04/11/10	100	102,750
Shaw Communications, Inc., (Canada) Sr. Unsec’d. Notes	Ba1	7.20%	12/15/11	59	59,590

					872,151

Capital Goods — 1.9%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	50	49,125
ALH Finance LLC, Gtd. Notes	B3	8.50%	01/15/13	75	68,625
Allied Waste North America, Inc., Sr. Sec’d. Notes	B1	5.75%	02/15/11	60	58,950
Allied Waste North America, Inc., Sr. Sec’d. Notes	B1	7.875%	04/15/13	50	50,875
Ashtead Capital, Inc., Sr. Sec’d. Notes, 144A	B1	9.00%	08/15/16	100	88,000
Ashtead Holdings PLC, Sr. Sec’d. Notes, 144A (United Kingdom)	B1	8.625%	08/01/15	75	65,250
Baldor Electric Co., Gtd. Notes	B3	8.625%	02/15/17	120	120,600
Blount, Inc., Sr. Sub. Notes	B2	8.875%	08/01/12	125	125,000
Columbus Mckinnon Corp., Gtd. Notes	B1	8.875%	11/01/13	200	206,000
GrafTech Finance, Inc., Gtd. Notes	Ba3	10.25%	02/15/12	38	39,330
Hertz Corp., Gtd. Notes	B1	8.875%	01/01/14	270	247,050
Johnson Diversified Holdings, Inc., Disc. Notes	Caa1	10.67%	05/15/13	75	74,625
Johnson Diversified Holdings, Inc., Gtd. Notes	B2	9.625%	05/15/12	50	50,500
Mobile Mini, Inc., Gtd. Notes	B2	6.875%	05/01/15	80	68,800
RBS Global, Inc./Rexnord Corp., Gtd. Notes	B3	9.50%	08/01/14	110	106,150
Rental Service Corp., Gtd. Notes	Caa1	9.50%	12/01/14	110	91,850
SPX Corp., Sr. Notes, 144A	Ba2	7.625%	12/15/14	125	126,875
Stena AB/Capital Corp., Sr. Notes (Sweden)	Ba3	7.50%	11/01/13	125	123,281
Terex Corp., Sr. Sub. Notes	Ba3	8.00%	11/15/17	125	124,062
United Rentals North America, Inc., Gtd. Notes	B1	6.50%	02/15/12	135	121,500
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875%	05/01/14	125	124,063

					2,130,511

Chemicals — 0.5%
Huntsman LLC, Sr. Sec’d. Notes	Ba1	11.625%	10/15/10	250	258,125
Invista, Sr. Unsec’d. Notes, 144A	Ba3	9.25%	05/01/12	50	51,125
Koppers, Inc., Gtd. Notes	Ba3	9.875%	10/15/13	152	159,600
Momentive Performance Materials, Inc., Gtd. Notes	B3	9.75%	12/01/14	50	42,750
Momentive Performance Materials, Inc., Gtd. Notes	Caa2	11.50%	12/01/16	50	37,250
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Ba1	7.375%	12/01/14	25	26,125
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Ba1	7.625%	12/01/16	25	26,625

					601,600

Commercial Services — 0.1%
Lender Processing Services, Inc., Sr. Unsec’d. Notes	Ba2	8.125%	07/01/16	75	75,094

Consumer — 0.3%
Mac-Gray Corp., Sr. Unsec’d. Notes	B3	7.625%	08/15/15	50	47,750
Realogy Corp., Gtd. Notes	Caa2	12.375%	04/15/15	100	49,000
Realogy Corp., Gtd. Notes, PIK	Caa1	11.00%	04/15/14	100	59,000
Service Corp. International, Sr. Notes	B1	7.00%	06/15/17	50	47,750
Service Corp. International, Sr. Unsec’d. Notes	B1	6.75%	04/01/15	50	47,625
Service Corp. International, Sr. Unsec’d. Notes	B1	6.75%	04/01/16	50	47,375
Service Corp. International, Sr. Unsec’d. Notes	B1	7.375%	10/01/14	25	25,000
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.25%	02/15/13	75	71,250

					394,750

SEE NOTES TO FINANCIAL STATEMENTS.

A5

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Diversified Financial Services — 1.9%
Citigroup, Inc., Jr. Sub. Notes	A2	8.40%	(c)	04/29/49	$600	$570,366
Merrill Lynch & Co., Inc, Notes	A2	6.875%		04/25/18	500	475,863
Morgan Stanley, Sr. Unsec’d. Notes	Aa3	6.00%		04/28/15	100	95,602
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Aa3	5.75%		10/18/16	500	462,185
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands) (original cost $44,444; purchased 07/14/05)(f)(g)	A2	4.623%		06/15/10	44	44,136
Petroleum Export Ltd., Sr. Notes, 144A (Cayman Islands) (original cost $88,888; purchased 07/14/05)(f)(g)	Baa1	4.633%		06/15/10	89	88,279
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	6.75%		05/01/14	150	135,750
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	7.00%		05/01/17	75	66,188
Residential Capital LLC, Sec’d. Notes	Caa3	9.625%		05/15/15	84	40,740
Vanguard Health Holding Co. II LLC, Gtd. Notes	Caa1	9.00%		10/01/14	150	148,500

						2,127,609

Electric — 1.6%
AES Eastern Energy LP, Pass-Through Certificates	Ba1	9.00%		01/02/17	34	36,062
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	8.50%		04/15/11	50	52,196
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.50%		06/01/15	25	23,063
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.75%		06/01/19	50	45,500
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	8.375%		05/01/16	75	72,750
Energy Future Holdings Corp., Gtd. Notes, PIK, 144A	B3	11.25%		11/01/17	75	74,813
Illinois Power Co., Sr. Sec’d. Notes (original cost $498,835; purchased 04/01/08)(f)(g)	Baa3	6.25%		04/01/18	500	481,328
Midwest Generation LLC, Pass-Through Certificates	Baa3	8.30%		07/02/09	71	71,554
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14	100	95,500
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	100	94,125
NXP BV/NXP Funding LLC, Gtd. Notes (Netherlands)	B3	9.50%		10/15/15	100	87,000
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.00%		05/01/10	40	43,200
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-Through Certificates	Ba1	9.237%		07/02/17	57	61,922
Reliant Energy, Inc., Sr. Unsec’d. Notes	B1	7.875%		06/15/17	100	97,750
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A	Ba2	7.00%		06/30/21	91	85,617
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, 144A		10.25%		11/01/15	375	367,500

						1,789,880

Energy – Other — 0.8%
Compagnie Generale de Geophysique Veritas, Gtd. Notes (France)	Ba3	7.50%		05/15/15	25	24,938
McMoran Exploration Co., Gtd. Notes	Caa1	11.875%		11/15/14	100	106,500
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%		04/15/16	125	114,687
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%		05/15/18	125	118,437
Parker Drilling Co., Gtd. Notes	B2	9.625%		10/01/13	80	84,000
Petrohawk Energy Corp., Gtd. Notes	B3	9.125%		07/15/13	75	76,875
Petrohawk Energy Corp., Sr. Notes	B3	7.875%		06/01/15	100	97,625
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.65%		03/15/17	95	89,156
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%		05/01/18	100	93,860
Swift Energy Co., Gtd. Notes	B1	7.125%		06/01/17	50	46,125
Tesoro Corp., Gtd. Notes	Ba1	6.25%		11/01/12	25	23,750
Tesoro Corp., Gtd. Notes	Ba1	6.50%		06/01/17	25	22,438
Tesoro Corp., Gtd. Notes	Ba1	6.625%		11/01/15	55	50,738

						949,129

Financial – Bank & Trust — 3.0%
American Express Bank FSB, Notes (original cost $997,670; purchased 04/11/08)(f)(g)	Aa3	5.50%		04/16/13	1,000	977,779
Barclays Bank PLC, Sub. Notes (United Kingdom) (original cost $500,000; purchased 04/18/08)(f)(g)	Aa2	7.70%	(c)	04/29/49	500	504,210
Deutsche Bank AG London, Notes (Germany)	Aa1	4.875%		05/20/13	900	885,337
UBS AG/Stamford Branch, Notes (Switzerland)	Aa2	5.75%		04/25/18	500	477,108

SEE NOTES TO FINANCIAL STATEMENTS.

A6

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Financial – Bank & Trust (continued)
UBS AG/Stamford Branch, Sr. Unsec’d. Notes (Switzerland)	Aa2	5.875%		12/20/17		$500	$486,375
VTB Capital SA for Vneshtorgbank, Sr. Notes, 144A (Luxembourg) (original cost $100,000; purchased 10/27/06)(f)(g)	A2	3.384%	(c)	08/01/08		100	99,000

							3,429,809

Financial Services — 4.3%
American Express Co., Sr. Unsec’d. Notes	A1	7.00%		03/19/18		200	202,455
Bank of America Corp., Jr. Sub. Notes	A1	8.00%	(c)	12/29/49		1,500	1,405,305
Bank of America Corp., Jr. Sub. Notes	A1	8.125%	(c)	12/29/49		300	283,578
Bank of America Corp., Sr. Unsec’d. Notes	Aa2	2.97%	(c)	10/14/16		400	361,641
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa2	7.25%		02/01/18		500	521,783
CitiFinancial, Inc., Unsec’d. Notes	Aa3	6.625%		06/01/15		100	98,780
Credit Suisse/New York, Sr. Unsec’d. Notes (Switzerland)	Aa1	5.00%		05/15/13		700	681,215
General Electric Capital Corp., Sub. Notes	Aaa	5.875%		01/14/38		100	90,627
General Electric Capital Corp., Sub. Notes, 144A (original cost $599,975; purchased 08/30/07)(f)(g)	Aa1	6.50%	(c)	09/15/67	GBP	300	550,344
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes	A2	6.875%		05/02/18		200	193,621
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	A2	5.625%		01/24/13		600	567,903

							4,957,252

Food — 0.4%
Ahold Finance USA, Inc., Gtd. Notes	Baa3	6.875%		05/01/29		20	20,201
Ahold Finance USA, Inc., Gtd. Notes	Baa3	8.25%		07/15/10		25	26,413
Albertson’s, Inc., Sr. Unsec’d. Notes	B1	8.70%		05/01/30		15	15,971
Aramark Corp., Gtd. Notes	B3	6.739%	(c)	02/01/15		50	46,750
Aramark Corp., Gtd. Notes	B3	8.50%		02/01/15		75	73,500
Del Monte Corp., Gtd. Notes	B2	8.625%		12/15/12		25	25,375
Dole Foods Co., Inc., Gtd. Notes	Caa1	7.25%		06/15/10		25	22,625
National Beef Packaging Co. LLC, Sr. Unsec’d. Notes	Caa1	10.50%		08/01/11		50	45,750
Smithfield Foods, Inc., Sr. Unsec’d. Notes	Ba3	8.00%		10/15/09		70	69,650
Stater Brothers Holdings, Gtd. Notes	B2	7.75%		04/15/15		50	49,625
Stater Brothers Holdings, Gtd. Notes	B2	8.125%		06/15/12		25	25,125

							420,985

Gaming — 0.8%
CCM Merger, Inc., Notes, 144A	Caa1	8.00%		08/01/13		125	106,562
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., Second Mortgage, 144A	Caa1	10.25%		06/15/15		75	48,750
Harrahs Operating Co., Inc., Gtd. Notes	Caa2	5.50%		07/01/10		50	44,688
Harrahs Operating Co., Inc., Gtd. Notes	Caa2	6.50%		06/01/16		25	13,625
Harrahs Operating Co., Inc., Gtd. Notes, 144A	Caa1	10.75%		02/01/16		200	166,000
MGM Mirage, Gtd. Notes	Ba2	6.00%		10/01/09		280	275,450
MGM Mirage, Gtd. Notes	Ba2	6.875%		04/01/16		50	40,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.00%		04/01/12		70	64,050
Park Place Entertainment Corp., Gtd. Notes	Caa2	8.125%		05/15/11		30	24,000
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A	B3	9.375%		06/15/15		75	60,937
Station Casinos, Inc., Sr. Sub. Notes	Caa2	6.50%		02/01/14		50	28,750
Station Casinos, Inc., Sr. Sub. Notes	Caa2	6.875%		03/01/16		50	27,313

							900,375

Healthcare & Pharmaceuticals — 2.2%
Accellant, Inc., Gtd. Notes	Caa3	10.50%		12/01/13		150	137,250
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25%		12/15/12		75	70,500
Catalent Pharma Solutions, Inc., Gtd. Notes	Caa1	9.50%		04/15/15		75	67,125
Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15		215	216,344
Elan Finance PLC, Gtd. Notes (Ireland)	B3	6.676%	(c)	11/15/11		30	27,900
Elan Finance PLC, Gtd. Notes (Ireland)	B3	7.75%		11/15/11		100	97,000
HCA, Inc., Notes, MTN	Caa1	9.00%		12/15/14		50	47,495
HCA, Inc., Sr. Sec’d. Notes	B2	9.125%		11/15/14		410	419,225
HCA, Inc., Sr. Sec’d. Notes	B2	9.25%		11/15/16		265	272,950

SEE NOTES TO FINANCIAL STATEMENTS.

A7

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Healthcare & Pharmaceuticals (continued)
LVB Acquisition Merger Sub, Inc., Gtd. Notes	B3	10.375%		10/15/17		$50	$53,000
LVB Acquisition Merger Sub, Inc., Gtd. Notes, 144A	Caa1	11.625%		10/15/17		175	185,500
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00%		04/01/14		75	71,437
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00%		01/15/16		100	94,000
Res-Care, Inc., Sr. Notes	B1	7.75%		10/15/13		100	95,250
Select Medical Corp., Gtd. Notes	B3	7.625%		02/01/15		20	17,550
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625%		01/15/12		208	216,320
Skilled HealthCare Group, Gtd. Notes	Caa1	11.00%		01/15/14		78	82,485
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%		04/15/15		75	75,000
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A	Caa1	10.00%		07/15/17		75	58,500
Viant Holdings, Inc., Gtd. Notes, 144A	Caa1	10.125%		07/15/17		218	185,300

							2,490,131

Insurance — 0.5%
ASIF III Jersey Ltd., Sr. Sec’d. Notes (Japan) MTN	Aa2	0.95%		07/15/09	JPY	60,000	562,539

Lodging — 0.2%
Felcor Lodging LP, Gtd. Notes	Ba3	8.50%		06/01/11		50	48,875
Host Marriott LP, Sr. Sec’d. Notes	Ba1	7.00%		08/15/12		100	94,500
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)	Ba1	8.00%		05/15/10		50	50,500

							193,875

Media & Entertainment — 2.1%
AMC Entertainment, Inc., Gtd. Notes	Ba3	8.625%		08/15/12		75	77,062
AMC Entertainment, Inc., Gtd. Notes	B2	11.00%		02/01/16		35	34,650
AMC Entertainment, Inc., Sr. Sub. Notes	B2	8.00%		03/01/14		35	31,063
Cinemark, Inc., Sr. Disc. Notes, (Zero coupon until 03/15/09)	B3	9.75%	(v)	03/15/14		25	23,750
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Baa3	5.75%		01/15/13		75	50,531
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Baa3	6.875%		06/15/18		25	14,750
Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes	B1	9.875%		08/15/13		134	120,600
Dex Media, Inc., Sr. Unsec’d. Notes	B2	8.00%		11/15/13		70	51,100
DirecTV Holdings LLC/DirecTV Financing Co., Gtd. Notes	Ba3	6.375%		06/15/15		27	25,313
DirecTV Holdings LLC/DirecTV Financing Co., Gtd. Notes	Ba3	8.375%		03/15/13		75	77,250
Echostar DBS Corp., Gtd. Notes	Ba3	6.625%		10/01/14		50	46,250
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16		115	106,087
Echostar DBS Corp., Gtd. Notes	Ba3	7.75%		05/31/15		75	72,938
Idearc, Inc., Gtd. Notes	B3	8.00%		11/15/16		115	72,306
Lamar Media Corp., Gtd. Notes	Ba3	6.625%		08/15/15		125	113,750
LIN Television Corp., Gtd. Notes	B1	6.50%		05/15/13		75	68,625
LIN Television Corp., Series B, Gtd. Notes	B1	6.50%		05/15/13		50	45,750
Medianews Group, Inc., Sr. Sub. Notes	Caa2	6.875%		10/01/13		50	20,500
Morris Publishing Group LLC, Gtd. Notes	Caa1	7.00%		08/01/13		25	15,250
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16		175	162,750
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	8.875%		01/15/16		25	15,000
R.H. Donnelley Corp., Sr. Unsec’d. Notes, 144A	B3	8.875%		10/15/17		50	29,750
Radio One, Inc., Gtd. Notes	B3	8.875%		07/01/11		75	63,750
Sun Media Corp., Gtd. Notes (Canada)	Ba2	7.625%		02/15/13		30	29,025
Time Warner, Inc., Gtd. Notes	Baa2	2.915%	(c)	11/13/09		800	777,425
Univision Communications, Inc., Gtd. Notes, PIK, 144A	B3	9.75%		03/15/15		100	73,500
Videotron Ltee, Sr. Notes (Canada)	Ba2	9.125%		04/15/18		125	130,625

							2,349,350

Metals — 1.1%
AK Steel Corp., Gtd. Notes	B1	7.75%		06/15/12		75	75,187
Aleris International, Inc., Gtd. Notes, PIK	B3	9.00%		12/15/14		25	19,906
Century Aluminum Co., Gtd. Notes	B1	7.50%		08/15/14		50	49,500
FMG Finance Pty Ltd., (Australia) Sr. Sec’d. Notes	B1	10.625%		09/01/16		175	203,875
FMG Finance Pty Ltd., (Australia) Sr. Sec’d. Notes, 144A	B1	10.00%		09/01/13		40	43,900
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17		215	226,825

SEE NOTES TO FINANCIAL STATEMENTS.

A8

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Metals (continued)
Gerdau Ameristeel Corp./Gusap Partners, Gtd. Notes (Canada)	Ba1	10.375%		07/15/11	$145	$150,619
Ispat Inland ULC, Sr. Sec’d. Notes (Canada)	Baa2	9.75%		04/01/14	334	356,976
Metals USA, Inc., Gtd. Notes	B3	11.125%		12/01/15	25	26,000
PNA Group, Inc., Sr. Unsec’d. Notes	B3	10.75%		09/01/16	25	29,375
Russel Metals, Inc., Gtd. Notes (Canada)	Ba2	6.375%		03/01/14	60	56,400
Ryerson, Inc., Sr. Sec’d. Notes, 144A	B2	12.00%		11/01/15	50	49,625

						1,288,188

Non Captive Finance — 0.3%
General Motors Acceptance Corp., Sr. Unsec’d. Notes	B3	6.75%		12/01/14	300	198,134
General Motors Acceptance Corp., Sr. Unsec’d. Notes	B3	6.875%		09/15/11	25	17,964
General Motors Acceptance Corp., Sr. Unsec’d. Notes	B3	6.875%		08/28/12	185	126,684

						342,782

Packaging — 0.7%
Ball Corp., Gtd. Notes	Ba1	6.625%		03/15/18	100	97,500
Berry Plastics Holding Corp., Gtd. Notes	Caa1	8.875%		09/15/14	125	108,125
BWAY Corp., Gtd. Notes	B3	10.00%		10/15/10	55	55,000
Crown Americas LLC/Crown Americas Capital Corp., Gtd. Notes	B1	7.625%		11/15/13	100	99,750
Crown Americas LLC/Crown Americas Capital Corp., Gtd. Notes	B1	7.75%		11/15/15	75	75,000
Exopac Holding Corp., Gtd. Notes	B3	11.25%		02/01/14	75	69,562
Graham Packaging Co., Inc., Gtd. Notes	Caa1	8.50%		10/15/12	30	28,425
Graham Packaging Co., Inc., Gtd. Notes	Caa1	9.875%		10/15/14	25	22,125
Graphic Packaging International Corp., Gtd. Notes	B3	8.50%		08/15/11	50	48,375
Greif, Inc., Gtd. Notes	Ba2	6.75%		02/01/17	175	168,875
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75%		11/15/13	90	85,050

						857,787

Paper — 0.1%
NewPage Corp., Sr. Sec’d. Notes	B2	10.00%		05/01/12	50	50,625
Norampac Industries, Inc., Gtd. Notes (Canada)	Ba3	6.75%		06/01/13	30	25,200
Verso Paper Holdings LLC/Verson Paper, Inc., Gtd. Notes	B3	11.375%		08/01/16	75	71,063

						146,888

Paper & Forest Products
Domtar Corp., Gtd. Notes	B+(d)	7.875%		10/15/11	25	25,125

Pipelines & Other — 1.4%
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.25%		05/20/15	50	46,750
Copano Energy LLC/Copano Energy Finance Corp., Sr. Notes	B1	7.75%		06/01/18	75	73,125
Dynegy Roseton/Danskammer Pass-Through Trust, Series B, Pass-Through Certificates	Ba3	7.67%		11/08/16	25	24,625
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		05/15/11	250	250,804
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.75%		01/15/32	75	75,134
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.80%		08/01/31	100	100,706
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25%		03/01/16	25	24,625
Inergy LP/Inergy Finance Corp., Sr. Unsec’d. Notes	B1	6.875%		12/15/14	25	23,250
Markwest Energy Partners LP/Markwest Energy Finance Corp., Sr. Unsec’d. Notes	B2	8.75%		04/15/18	70	71,575
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B1	7.875%		12/15/14	75	74,062
Plains Exploration & Production Co., Gtd. Notes	B1	7.00%		03/15/17	165	158,400
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%		06/01/18	50	50,000
Targa Resources, Inc., Gtd. Notes	B3	8.50%		11/01/13	125	122,500
Transocean, Inc., Sr. Unsec’d. Notes (Cayman Islands)	Baa2	2.873%	(c)	09/05/08	200	199,737
Williams Cos., Inc., Sr. Unsec’d. Notes, 144A (original cost $350,000; purchased 09/08/05)(f)(g)	Ba3	6.375%		10/01/10	350	353,500

						1,648,793

SEE NOTES TO FINANCIAL STATEMENTS.

A9

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

CORPORATE BONDS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

Real Estate Investment Trusts — 0.2%
iStar Financial, Inc., Sr. Unsec’d. Notes	Baa2	5.80%		03/15/11	$100	$85,000
Nationwide Health Properties, Inc., Unsec’d. Notes	Baa3	6.50%		07/15/11	100	101,269

						186,269

Retailers — 0.4%
GameStop Corp./GameStop, Inc., Gtd. Notes	Ba1	8.00%		10/01/12	75	76,500
Neiman Marcus Group, Inc. (The), Gtd. Notes, PIK	B2	9.00%		10/15/15	120	118,500
Pantry, Inc., (The), Gtd. Notes	Caa1	7.75%		02/15/14	55	41,250
Rite Aid Corp., Sr. Sec’d. Notes	B3	10.375%		07/15/16	50	45,687
Susser Holdings LLC, Gtd. Notes	B3	10.625%		12/15/13	126	127,890

						409,827

Technology — 1.0%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.70%		06/01/10	330	314,325
Avago Technologies Finance, Gtd. Notes (Singapore)	B1	10.125%		12/01/13	60	63,600
Avago Technologies Finance, Gtd. Notes (Singapore)	B3	11.875%		12/01/15	50	53,750
First Data Corp., Gtd. Notes, 144A	B3	9.875%		09/24/15	100	87,000
Freescale Semiconductor, Inc., Gtd. Notes, PIK	B2	9.125%		12/15/14	175	136,062
Iron Mountain, Inc., Gtd. Notes	B2	8.625%		04/01/13	95	95,475
Open Solutions, Inc., Gtd. Notes, 144A	Caa1	9.75%		02/01/15	50	40,750
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa1	8.00%		05/01/14	100	92,000
Serena Software, Inc., Gtd. Notes	Caa1	10.375%		03/15/16	95	88,350
STATS ChipPAC Ltd., Gtd. Notes (Singapore)	Ba1	6.75%		11/15/11	50	52,750
STATS ChipPAC Ltd., Sr. Notes (Singapore)	Ba1	7.50%		07/19/10	75	78,844
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%		08/15/13	80	80,800

						1,183,706

Telecom — 1.9%
Alltel Corp., Sr. Unsec’d. Notes	Caa1	7.00%		07/01/12	100	102,000
Centennial Cellular Operating Co./Centennial Communications Corp., Gtd. Notes	B2	10.125%		06/15/13	25	25,750
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2	9.00%		08/15/31	15	13,500
Citizens Communications Co., Sr. Unsec’d. Notes	Ba2	9.25%		05/15/11	75	77,625
Cricket Communications, Inc., Gtd. Notes	B3	10.00%		07/15/15	25	24,500
Hawaiian Telcom Communications, Inc., Gtd. Notes	Caa3	12.50%		05/01/15	75	18,750
Level 3 Financing, Inc., Gtd. Notes	Caa1	12.25%		03/15/13	125	125,781
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.50%		10/01/14	75	72,187
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625%		06/15/15	500	481,250
Rural Cellular Corp., Sr. Unsec’d. Notes	B3	9.875%		02/01/10	45	45,788
Sprint Capital Corp., Gtd. Notes	Baa3	8.375%		03/15/12	1,000	990,000
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%		02/15/14	25	25,563
Windstream Corp., Gtd. Notes	Ba3	7.00%		03/15/19	100	90,750
Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16	100	99,750

						2,193,194

Telecommunications — 0.5%
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%		10/15/12	100	101,000
BellSouth Corp., Gtd. Notes	A2	2.776%	(c)	08/15/08	200	199,874
FairPoint Communications, Inc., Unsec’d. Notes, 144A	B3	13.125%		04/01/18	100	98,000
Nortel Networks Ltd., Gtd. Notes (Canada)	B3	10.125%		07/15/13	75	73,313
Qwest Capital Funding, Gtd. Notes	B1	7.00%		08/03/09	125	124,687

						596,874

TOTAL CORPORATE BONDS (cost $36,150,061)						34,624,740

SEE NOTES TO FINANCIAL STATEMENTS.

A10

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 31.3%
Federal Home Loan Mortgage Corp.		5.00%		TBA	$2,000	$1,916,250
Federal Home Loan Mortgage Corp.		5.50%		09/01/37	1,894	1,867,458
Federal National Mortgage Assoc.		4.00%		08/01/18-03/01/20	3,529	3,348,359
Federal National Mortgage Assoc.		4.50%		03/01/35-09/01/35	3,880	3,602,498
Federal National Mortgage Assoc.		4.50%		TBA	1,200	1,159,500
Federal National Mortgage Assoc.		5.00%		01/01/19-02/01/36	136	134,422
Federal National Mortgage Assoc.		5.00%		TBA	1,000	958,438
Federal National Mortgage Assoc.		5.134%	(c)	02/01/36	269	269,123
Federal National Mortgage Assoc.		5.194%	(c)	05/01/36	149	149,562
Federal National Mortgage Assoc.		5.50%		06/01/36	837	825,920
Federal National Mortgage Assoc.		6.00%		11/01/32	6	6,277
Federal National Mortgage Assoc.		6.00%		TBA	12,000	12,105,000
Federal National Mortgage Assoc.		6.305%	(c)	08/01/29	26	26,044
Federal National Mortgage Assoc.		6.50%		06/01/18-01/01/38	879	908,295
Federal National Mortgage Assoc.		6.50%		TBA	500	514,687
Government National Mortgage Assoc.		5.00%		10/15/36	947	919,558
Government National Mortgage Assoc.		5.125%		10/20/27-11/20/29	43	42,657
Government National Mortgage Assoc.		5.50%		11/15/28-12/15/37	1,854	1,849,442
Government National Mortgage Assoc.		5.625%	(c)	08/20/24	6	5,674
Government National Mortgage Assoc.		6.00%		08/15/36-10/15/37	949	964,871
Government National Mortgage Assoc.		6.00%		TBA	2,000	2,030,000
Government National Mortgage Assoc.		6.375%	(c)	04/20/27	54	54,965
Government National Mortgage Assoc.		6.50%		TBA	2,000	2,065,624
Government National Mortgage Assoc.		8.00%		08/20/31	5	5,009
Government National Mortgage Assoc.		8.50%		02/20/26-04/20/31	27	30,708

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $35,932,380)						35,760,341

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds		4.375%		02/15/38	2,300	2,241,782
U.S. Treasury Bonds		5.00%		05/15/37	200	214,938
U.S. Treasury Inflationary Index Bonds, TIPS		2.00%		01/15/16	100	113,980
U.S. Treasury Inflationary Index Bonds, TIPS		2.375%		01/15/25	400	477,995
U.S. Treasury Inflationary Index Bonds, TIPS		2.50%		07/15/16	100	116,206
U.S. Treasury Notes		8.125%		08/15/19	800	1,068,500

TOTAL U.S. TREASURY OBLIGATIONS (cost $4,173,037)						4,233,401

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Small Business Administration Participation Certificates, Series 2000-20A, Class 1		7.59%		01/01/20	120	126,102
Small Business Administration Participation Certificates, Series 2000-P10A, Class 1		8.017%		02/10/10	54	55,234

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $173,782)						181,336

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	Aaa	5.372%	(c)	05/25/35	135	106,077
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Aaa	4.55%	(c)	08/25/35	343	322,964
Countrywide Alternative Loan Trust, Series 2007-0A7, Class A1A	Aaa	2.663%	(c)	01/25/46	164	114,969
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	5.476%	(c)	07/25/44	395	369,695
Freddie Mac, Series 2266, Class F	Aaa	2.964%	(c)	11/15/30	11	11,002
Freddie Mac, Series 2888, Class ZG	Aaa	4.50%		11/15/19	117	106,762
Freddie Mac, Series 3010, Class WB	Aaa	4.50%		07/15/20	1,000	946,491

SEE NOTES TO FINANCIAL STATEMENTS.

A11

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)

Government National Mortgage Assoc., Series 2000-15, Class Z	Aaa	7.50%		02/20/30		$210	$225,813
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	Aaa	2.563%	(c)	10/25/46		132	116,231
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	Aa2	2.563%	(c)	01/25/37		86	80,199
Merrill Lynch Floating Trust, Series 2006-1, Class A1,144A (original cost $168,253; purchased 10/31/06)(f)(g)	Aaa	2.786%	(c)	06/15/22		168	158,193
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	2.693%	(c)	02/25/36		97	78,017
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1A	Aaa	2.763%	(c)	02/25/36		407	310,635
Thornburg Mortgage Securities Trust, Series 2006-2, Class A1C	Aaa	2.603%	(c)	03/25/46		200	198,269
Washington Mutual, Inc., Series 2002-AR17, Class 1A	Aaa	5.276%	(c)	11/25/42		61	56,549
Washington Mutual, Inc., Series 2003-R1, Class A1	Aaa	3.023%	(c)	12/25/27		531	484,411
Washington Mutual, Inc., Series 2005-AR13, Class A1A1	Aaa	2.773%	(c)	10/25/45		107	82,991
Washington Mutual, Inc., Series 2006-AR17, Class 1A1A	Aaa	4.604%	(c)	12/25/46		146	122,189
Washington Mutual, Inc., Series 2006-AR17, Class 2A	Aaa	5.06%	(c)	12/25/46		162	126,570

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,346,203)							4,018,027

FOREIGN GOVERNMENT BONDS — 2.8%
Bundesrepublik Deutschland (Germany)	Aaa	4.25%		07/04/39	EUR	300	425,675
Deutsche Bundesrepublik (Germany)	Aaa	6.25%		01/04/30	EUR	100	183,641
Development Bank of Japan (Japan)	Aaa	1.75%		06/21/10	JPY	10,000	95,441
France Government Bond (France)	Aaa	5.75%		10/25/32	EUR	100	173,075
Panama Government International Bond (Panama)	Ba1	9.375%		04/01/29		128	167,360
United Kingdom Treasury Stock (United Kingdom)	Aaa	4.25%		03/07/11	GBP	300	583,585
United Kingdom Treasury Stock (United Kingdom)	Aaa	5.00%		03/07/12	GBP	100	197,933
United Kingdom Treasury Stock (United Kingdom)	Aaa	5.00%		09/07/14	GBP	700	1,381,986

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,122,026)							3,208,696

ASSET-BACKED SECURITY
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1 (cost $20,353)	Aaa	2.758%	(c)	09/25/34		21	17,997

MUNICIPAL BONDS — 0.9%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series A-2	Baa3	5.875%		06/01/47		500	416,595
Massachusetts Water Resources Authority, Revenue Bonds, Series J(l)	Aaa	5.00%		08/01/32		250	251,548
State of California, General Obligation Unlimited,	Aa3	4.50%		08/01/28		100	93,344
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2001B	Baa3	5.875%		05/15/39		290	268,856

TOTAL MUNICIPAL BONDS (cost $1,047,085)							1,030,343

CONVERTIBLE BOND — 0.7%
Healthcare & Pharmaceuticals — 0.7%
LifePoint Hospitals, Inc., Sr. Sub. Notes (cost $1,000,000)	B(d)	3.50%		05/15/14		1,000	851,250

BANK NOTE — 0.8%
Chrysler Financial, Term, 144A (original cost $1,037,163; purchased 11/28/07)(f)(g) (cost $1,041,542)	Ba-	6.78%	(c)	08/03/14		1,092	895,235

TOTAL LONG-TERM INVESTMENTS (cost $124,690,361)							129,203,049

SEE NOTES TO FINANCIAL STATEMENTS.

A12

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

SHORT-TERM INVESTMENTS — 6.9% OPTIONS PURCHASED* — 0.2%	Interest Rate	Maturity Date	Notional Amount (000)		Value (Note 2)

Call Options — 0.2%
2 Year U.S. Treasury Futures, expiring 08/22/2008, Strike Price $111.00				$5,800	$453
5 Year U.S. Treasury Futures, expiring 08/22/2008, Strike Price $126.00				11,600	906
10 Year U.S. Treasury Bond Futures, expiring 08/22/2008, Strike Price $135.00				4,200	656
20 Year U.S. Treasury Bond Futures, expiring 08/22/2008, Strike Price $142.00				2,100	328
Currency Option, on USD vs JPY, expiring 09/16/2008 @ FX Rate 118.00				600	44
EURO-BOBL, expiring 08/22/2008, Strike Price $118.00			EUR	6,000	473
Interest Rate Swap Option,
expiring 08/03/2008 @ 3.45%				9,000	41,110
expiring 12/19/2008 @ 3.60%				7,000	37,979
expiring 04/20/2009 @ 4.18%			EUR	21,800	39,271
expiring 08/03/2009 @ 3.45%				700	3,197
expiring 08/03/2009 @ 3.45%				7,100	32,431

					156,848

Put Options
10 Year U.S. Treasury Bond Futures, expiring 08/22/2008, Strike Price $92.00				4,100	641
20 Year U.S. Treasury Bond Futures, expiring 08/22/2008, Strike Price $92.00				1,800	281
EURO-BUND, expiring 08/22/2008, Strike Price $104.00			EUR	500	79
FNMA
expiring 08/06/2008, Strike Price $90.00				2,000	9
expiring 08/06/2008, Strike Price $90.00				14,000	62

					1,072

TOTAL OPTIONS PURCHASED (cost $441,539)					157,920

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 4.4%
Dryden Core Investment Fund — Taxable Money Market Series (cost $4,989,775)(w) (Note 4)				4,989,775	4,989,775

			Principal Amount (000)#
REPURCHASE AGREEMENT — 0.4%
U.S. Treasury Repurchase Agreement, 1.5%, dated 06/30/08, due 07/01/08 in the amount of $500,015 (cost $500,000; the value of collateral plus accrued interest was $511,451)(e)	1.50%	07/01/08		$500	500,000

COMMERCIAL PAPER — 1.9%
Federal Home Loan Bank (cost $2,200,000)	2.00%	07/01/08		2,200	2,200,000

TOTAL SHORT-TERM INVESTMENTS (cost $8,131,314)					7,847,695

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 120.0% (cost $132,821,675; Note 6)					137,050,744

SECURITIES SOLD SHORT — (11.6)%
U.S. Treasury Obligations — (9.9)%
U.S. Treasury Bonds	5.375%	02/15/31		300	(333,328)
U.S. Treasury Notes	3.125%	04/30/13		300	(297,492)
U.S. Treasury Notes	3.625%	05/15/13		1,100	(1,116,070)
U.S. Treasury Notes	4.25%	11/15/14		4,900	(5,115,904)

SEE NOTES TO FINANCIAL STATEMENTS.

A13

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

SECURITIES SOLD SHORT (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)

U.S. Treasury Obligations (continued)
U.S. Treasury Notes	4.625%	02/15/17		$4,200	$(4,421,811)

					(11,284,605)

U.S. Government Agency Obligations — (1.7)%
Federal National Mortgage Assoc.	5.50%	TBA		1,000	(985,625)
Government National Mortgage Assoc.	5.00%	TBA		1,000	(968,750)

					(1,954,375)

TOTAL SECURITIES SOLD SHORT (proceeds received $13,097,983)					(13,238,980)

			Notional Amount (000)
OPTIONS WRITTEN* — (0.2)%
Call Options — (0.2)%
10 Year U.S. Treasury Bond Futures, expiring 08/22/2008, Strike Price $116.00				300	(1,641)
Interest Rate Swap Option,
expiring 08/03/2008 @ 4.40%				3,000	(56,164)
expiring 12/19/2008 @ 4.68%				2,300	(52,608)
expiring 04/20/2009 @ 4.44%			EUR	7,000	(54,361)
expiring 08/03/2009 @ 4.15%				300	(4,002)
expiring 08/03/2009 @ 4.40%				2,400	(44,931)

					(213,707)

Put Options
10 Year U.S. Treasury Bond Futures, expiring 08/22/2008, Strike Price $110.00				300	(609)
Currency Option, on USD vs JPY, expiring 09/16/2008 @ FX Rate 100.00				300	(2,358)

					(2,967)

TOTAL OPTIONS WRITTEN (premium received $440,340)					(216,674)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT(o) — 108.2% (cost $119,283,352)					123,595,090
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (8.2)%					(9,403,994)

NET ASSETS — 100.0%					$114,191,096

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
RDU	Restricted Depositary Unit
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
USD	United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

A14

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

†	The rating reflected is as of June 30, 2008. Rating of certain bonds may have changed subsequent to that date.

(c)	Indicates a variable rate security.

(d)	Standard & Poor’s rating.

(e)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $4,705,640. The aggregate value of $4,317,754 is approximately 3.8% of net assets.

(g)	Indicates a security that has been deemed illiquid.

(l)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $125,000 and $125,000, respectively.

(o)	As of June 30, 2008, one security representing $126,570 and 0.1% of net assets was fair valued in accordance with the policies adopted by the Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).

(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Future contracts open at June 30, 2008

Cash of $315,000 has been segregated with the broker to cover margin requirements for futures contracts open at June 30, 2008.

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
3	90 Day Euro Dollar	Sep 08	$725,350	$728,025	$2,675
42	90 Day Euro Dollar	Dec 08	10,199,750	10,166,100	(33,650)
12	90 Day Euro Dollar	Mar 09	2,895,087	2,900,400	5,313
15	90 Day Euro Dollar	Jun 09	3,589,925	3,617,625	27,700
34	90 Day Euro Dollar	Sep 09	8,141,338	8,178,275	36,937
16	90 Day Euro Dollar	Dec 09	3,891,800	3,837,400	(54,400)
4	90 Day Euro EURIBOR	Mar 09	1,491,719	1,491,325	(394)
11	90 Day Sterling	Sep 08	2,590,180	2,571,706	(18,474)
9	90 Day Sterling	Dec 08	2,108,478	2,101,322	(7,156)
31	90 Day Sterling	Jun 09	7,266,631	7,243,290	(23,341)
4	90 Day Sterling	Sep 09	938,901	934,718	(4,183)
15	90 Day Sterling	Dec 09	3,521,760	3,504,630	(17,130)
8	10 Year Euro BUND	Sep 08	1,404,934	1,392,701	(12,233)
1	10 Year U.K. Gilt	Sep 08	211,374	207,928	(3,446)
46	10 Year U.S. Treasury Notes	Sep 08	5,217,086	5,240,406	23,320

					(78,462)

Short Positions:
22	2 Year Euro Schatz	Sep 08	3,540,354	3,544,337	(3,983)
29	2 Year U.S. Treasury Notes	Sep 08	6,119,453	6,124,891	(5,438)
60	5 Year Euro BOBL	Sep 08	10,129,310	9,992,757	136,553
75	5 Year U.S. Treasury Notes	Sep 08	8,308,711	8,291,602	17,109
12	20 Year U.S. Treasury Bonds	Sep 08	1,391,250	1,387,125	4,125

					148,366

					$69,904

Forward foreign currency exchange contracts outstanding at June 30, 2008:

Purchase Contracts	Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 12/02/08	BRL675	$396,676	$404,890	$8,214
China Yuan, Expiring 10/10/08	CNY9,428	1,395,105	1,397,178	2,073
India Rupee, Expiring 11/12/08	INR19,826	490,613	451,685	(38,928)
Japanese Yen, Expiring 07/28/08	JPY137,000	1,274,146	1,292,334	18,188
Malaysian Ringgit, Expiring 08/04/08	MYR483	150,000	147,701	(2,299)
Russian Ruble,
Expiring 07/10/08	RUB23,147	931,200	986,676	55,476
Expiring 11/19/08	RUB25,865	1,042,733	1,096,715	53,982
South Korean Won, Expiring 08/04/08	KRW 369,720	389,542	352,921	(36,621)

		$6,070,015	$6,130,100	$60,085

SEE NOTES TO FINANCIAL STATEMENTS.

A15

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Sale Contracts	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized (Depreciation)
Brazilian Real, Expiring 12/02/08	BRL214	$118,000	$128,282	$(10,282)
British Pound, Expiring 08/11/08	GBP2,053	4,053,415	4,075,567	(22,152)
Japanese Yen, Expiring 07/28/08	JPY163,923	1,520,622	1,546,302	(25,680)
Russian Ruble,
Expiring 07/10/08	RUB23,146	941,000	986,676	(45,676)
Expiring 05/06/09	RUB5,700	234,677	238,909	(4,232)
South Korean Won, Expiring 08/04/08	KRW 369,720	351,949	352,921	(972)

		$7,219,663	$7,328,657	$(108,994)

Interest rate swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Capital PLC(1)	12/17/10	$1,500	4.00%	3 Month LIBOR	$(9,352)
Citigroup(1)	12/17/15	300	5.00%	3 Month LIBOR	(2,375)
Citigroup(2)	12/17/38	1,300	5.00%	3 Month LIBOR	(12,610)
Credit Suisse International(2)	12/17/38	800	5.00%	3 Month LIBOR	(18,659)
Deutsche Bank(1)	12/17/10	2,100	4.00%	3 Month LIBOR	12,871
Lehman Brothers(1)	12/17/10	700	4.00%	3 Month LIBOR	(5,191)
Lehman Brothers(2)	12/17/38	900	5.00%	3 Month LIBOR	(21,056)
Merrill Lynch & Co.(1)	12/17/10	1,600	4.00%	3 Month LIBOR	(929)
Merrill Lynch & Co.(2)	12/17/23	2,300	5.00%	3 Month LIBOR	32,833
Morgan Stanley & Co.(1)	12/17/15	800	5.00%	3 Month LIBOR	(1,508)
Morgan Stanley & Co.(1)	12/17/13	7,500	4.00%	3 Month LIBOR	(16,806)
Morgan Stanley & Co.(1)	12/17/18	2,500	5.00%	3 Month LIBOR	8,137
Morgan Stanley & Co.(2)	12/17/23	2,000	5.00%	3 Month LIBOR	(29,841)
Merrill Lynch & Co.(2)	05/21/09	1,400	5.50%	ICAP CMM FRA Fixing Rate	32,420
Citigroup(1)	04/15/09	AUD 2,500	7.00%	3 month Australian Bank Bill rate	(23,063)
Citigroup(1)	09/15/09	AUD 4,700	7.00%	3 month Australian Bank Bill rate	(42,075)
UBS AG(1)	09/15/09	AUD 4,700	7.00%	3 month Australian Bank Bill rate	(42,358)
Deutsche Bank(1)	03/15/11	AUD 1,000	7.50%	6 Month Australian Bank Bill rate	742
Morgan Stanley & Co.(1)	01/02/12	BRL 5,100	10.12%	Brazilian interbank lending rate	(223,368)
UBS AG(1)	01/02/12	BRL 300	10.58%	Brazilian interbank lending rate	(13,892)
Barclays Capital PLC(1)	12/17/10	EUR 100	5.50%	6 Month EURIBOR	(17)
Barclays Capital PLC(1)	06/15/10	EUR 3,200	4.50%	6 Month EURIBOR	(98,472)
Barclays Capital PLC(2)	09/17/18	EUR 200	5.00%	6 Month EURIBOR	847
Barclays Capital PLC(2)	09/17/38	EUR 300	5.00%	6 Month EURIBOR	6,019
Deutsche Bank(1)	06/15/13	EUR 1,500	4.00%	6 Month EURIBOR	(93,160)
Deutsche Bank(1)	09/15/10	EUR 2,000	5.50%	6 Month EURIBOR	87
Goldman Sachs(1)	03/18/10	EUR 700	5.00%	6 Month EURIBOR	(912)
Goldman Sachs(2)	03/18/39	EUR 200	5.00%	6 Month EURIBOR	7,877
Morgan Stanley & Co.(1)	12/17/10	EUR 500	5.50%	6 Month EURIBOR	1,642
UBS AG(1)	10/15/10	EUR 100	2.15%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	(1,997)
Barclays Capital PLC(2)	06/15/37	GBP 200	4.00%	6 Month LIBOR	(3,188)
Goldman Sachs(2)	12/20/17	GBP 400	5.00%	6 Month LIBOR	18,268
Goldman Sachs(2)	06/15/37	GBP 300	4.00%	6 Month LIBOR	(4,228)
Morgan Stanley & Co.(2)	06/15/37	GBP 400	4.00%	6 Month LIBOR	(5,831)
Barclays Capital PLC(2)	12/17/17	JPY 10,000	2.00%	6 Month LIBOR	(776)
Deutsche Bank(2)	12/17/17	JPY 30,000	2.00%	6 Month LIBOR	(2,497)
Merrill Lynch & Co.(1)	11/04/16	MXN11,000	8.17%	28 day Mexican interbank rate	(99,696)

					$(652,114)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Credit default swap agreements outstanding at June 30, 2008:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Credit Suisse International(2)	05/25/46	$1,700	0.11%	ABX.HE.AAA.06-2 Index	$(158,147)
Barclays Bank PLC(1)	03/20/12	100	0.17%	AIG Corp., 5.40%, due 02/15/12	10,832
Morgan Stanley & Co.(1)	12/20/08	200	0.26%	Allstate Corp., 6.125%, due 02/15/12	245
UBS AG(1)	12/20/08	200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(47)
Citigroup(1)	12/20/16	400	0.17%	Bank of America Corp., 5.62%, 10/14/16	24,575
Lehman Brothers(1)	03/20/18	500	2.20%	Bear Stearns Co., Inc., 7.25%, due 02/01/18	(42,320)
Lehman Brothers(1)	09/20/12	1,000	0.60%	CBS Corp., 4.625%, due 05/15/18	29,866
Barclays Bank PLC(1)	06/20/15	100	0.15%	CitiFinancial, 6.625%, due 06/01/15	7,038
Barclays Bank PLC(1)	09/20/11	100	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	646
Barclays Bank PLC(1)	12/20/11	1,200	0.75%	Dow Jones CDX HVOL7 Index	99,925
Barclays Bank PLC(1)	06/20/13	200	5.00%	Dow Jones CDX HY-10 100 Index	7,113
UBS AG(1)	06/20/13	200	5.00%	Dow Jones CDX HY-10 100 Index	7,235
Lehman Brothers(1)	12/20/11	100	0.00%	Dow Jones CDX HY-7 Index	18,280
Merrill Lynch & Co.(1)	12/20/11	100	0.00%	Dow Jones CDX HY-7 Index	18,587
Bank of America Securities LLC(1)	06/20/12	396	2.75%	Dow Jones CDX HY-8 Index	19,038
Citigroup(2)	06/20/12	2,000	2.09%	Dow Jones CDX HY-8 Index	(125,412)
Morgan Stanley & Co.(1)	06/20/12	1,287	2.75%	Dow Jones CDX HY-8 Index	87,934
UBS AG(1)	06/20/12	891	2.75%	Dow Jones CDX HY-8 Index	39,864
Morgan Stanley & Co.(1)	12/20/12	300	0.14%	Dow Jones CDX IG5 Index	21,664
Morgan Stanley & Co.(1)	12/20/12	1,000	0.14%	Dow Jones CDX IG5 Index	72,213
Morgan Stanley & Co.(2)	12/20/15	200	0.46%	Dow Jones CDX IG5 Index	(22,264)
Morgan Stanley & Co.(2)	12/20/15	700	0.46%	Dow Jones CDX IG5 Index	(77,711)
Morgan Stanley & Co.(1)	12/20/16	500	0.65%	Dow Jones CDX IG7 Index	30,123
Lehman Brothers(1)	06/20/09	600	0.35%	Dow Jones CDX IG8 Index	20,147
Goldman Sachs Capital Markets, L.P.(1)	06/20/18	600	1.50%	Dow Jones CDX NA IG 10 10Y	10,270
Morgan Stanley & Co.(1)	06/20/18	700	1.50%	Dow Jones CDX NA IG 10 10Y	19,548
Barclays Bank PLC(1)	12/20/17	500	0.80%	Dow Jones CDX NA IG 9 10Y	13,990
Goldman Sachs Capital Markets, L.P.(1)	12/20/17	100	0.80%	Dow Jones CDX NA IG 9 10Y	2,328
Morgan Stanley & Co.(1)	12/20/17	200	0.80%	Dow Jones CDX NA IG 9 10Y	3,458
Goldman Sachs Capital Markets, L.P.(1)	12/20/17	200	0.60%	Dow Jones CDX NA IG 9 5Y	2,350
Goldman Sachs Capital Markets, L.P.(2)	12/20/12	1,300	0.60%	Dow Jones CDX NA IG 9 5Y	(13,878)
Lehman Brothers(2)	12/20/12	1,000	0.60%	Dow Jones CDX NA IG 9 5Y	7,087
Bank of America Securities LLC(1)	12/20/08	100	0.13%	E.I. DuPont, 6.875%, due 10/15/09	58
Citigroup(1)	12/20/08	200	0.28%	Eaton Corp., 5.75%, due 07/15/12	74
Barclays Bank PLC(1)	12/20/08	200	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(113)
Morgan Stanley & Co.(1)	12/20/08	100	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(6)
Citigroup(1)	12/20/08	100	0.29%	FedEx Corp., 7.25%, due 02/15/11	196
Lehman Brothers(1)	12/20/08	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(466)
Bear Stearns International Ltd.(1)	12/20/08	200	0.32%	Hewlett-Packard Co., 6.50% due 07/01/12	(160)
Lehman Brothers(1)	12/20/08	200	0.12%	Home Depot, Inc., 5.375%, due 04/01/06	666

SEE NOTES TO FINANCIAL STATEMENTS.

A17

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Credit default swap agreements outstanding at June 30, 2008 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co.(1)	12/20/08	$100	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	$61
Barclays Bank PLC(1)	03/20/11	100	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	17,958
Lehman Brothers(1)	12/20/08	200	0.11%	Johnson & Johnson, 3.80%, due 05/15/13	42
Lehman Brothers(1)	12/20/08	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/01/09	(216)
Lehman Brothers(1)	12/20/08	100	0.30%	Masco Corp., 5.875%, due 07/15/12	929
Deutsche Bank(1)	09/20/11	100	0.62%	Nationwide Health, 6.50%, due 07/15/11	2,440
Lehman Brothers(1)	12/20/08	100	0.48%	Northrop & Grumman Corp., 7.125%, due 02/15/11	(170)
Lehman Brothers(1)	06/20/09	400	0.40%	People’s Republic of China, 6.80%, due 05/23/11	(364)
Lehman Brothers(1)	12/20/08	100	0.35%	RadioShack Corp., 7.375%, due 05/15/11	659
Morgan Stanley & Co.(1)	09/20/13	100	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	4,476
Bear Stearns International Ltd.(1)	03/20/12	1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	77,403
Citigroup(1)	12/20/08	300	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	75
Barclays Bank PLC(1)	12/20/08	100	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(249)
Bear Stearns International Ltd.(1)	06/20/16	100	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	3,720
Lehman Brothers(1)	12/20/08	100	0.29%	Whirlpool Corp., 8.60%, due 05/01/10	123

					$241,713

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A18

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$49,371,458	$69,904
Level 2—Other Significant Observable Inputs—Long	87,552,716	(459,310)
Level 2—Other Significant Observable Inputs—Short	(13,455,654)	—
Level 3—Significant Unobservable Inputs	126,570	—

Total	$123,595,090	$(389,406)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$173,663
Accrued discounts/premiums	(3,208)
Realized gain (loss)	(580)
Change in unrealized appreciation (depreciation)	(28,844)
Net purchases (sales)	(14,461)
Transfers in and/or out of Level 3	—

Balance as of 6/30/08	$126,570

SEE NOTES TO FINANCIAL STATEMENTS.

A19

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 were as follows:

U.S. Government Mortgage-Backed Obligations	31.3%
Financial Services	4.4
Affiliated Money Market Mutual Fund	4.4
Oil, Gas & Consumable Fuels	3.9
U.S. Treasury Obligations	3.7
Collateralized Mortgage Obligations	3.5
Financial – Bank & Trust	3.0
Diversified Financial Services	2.8
Foreign Government Bonds	2.8
Pharmaceuticals	2.6
Healthcare & Pharmaceuticals	2.2
Capital Goods	2.1
Media & Entertainment	2.1
Commercial Paper	1.9
Telecom	1.9
Electric	1.9
Internet Software & Services	1.8
Food & Staples Retailing	1.7
Communication Equipment	1.6
Insurance	1.6
Healthcare Providers & Services	1.6
Aerospace & Defense	1.5
Energy Equipment & Services	1.5
Pipelines & Other	1.4
Computers & Peripherals	1.4
Chemicals	1.4
Media	1.4
Software	1.3
Biotechnology	1.3
Metals	1.1
Capital Markets	1.1
Technology	1.0
Semiconductors & Semiconductor Equipment	1.0
Energy-other	0.9
Municipal Bonds	0.9
Healthcare Equipment & Supplies	0.9
Telecommunications	0.8
Gaming	0.8
Bank Notes	0.8
Commercial Services & Supplies	0.8
Cable	0.8
Packaging	0.7
Convertible Bond	0.7
Internet & Catalog Retail	0.7
Wireless Telecommunication Services	0.7
Diversified Consumer Services	0.6
Beverages	0.6
Household Products	0.5
Food Products	0.5
Textiles, Apparel & Luxury Goods	0.4
Repurchase Agreements	0.4
Hotels, Restaurants & Leisure	0.4
Thrifts & Mortgage Finance	0.4
Food	0.4
Automotive	0.4
Electronic Equipment & Instruments	0.4
Retailers	0.4
Consumer	0.3
Multi-utilities	0.3

Manufacturing	0.3%
Non Captive Finance	0.3
Life Science Tools & Services	0.3
Office Electronics	0.3
Commercial Banks	0.3
Electrical Equipment	0.3
Real Estate Investment Trusts	0.3
Consumer Finance	0.3
Machinery	0.2
Electric Utilities	0.2
Computer Services & Software	0.2
Paper & Forest Products	0.2
Medical Supplies & Equipment	0.2
Lodging	0.2
Industrial Conglomerates	0.2
U.S. Government Agency Obligations	0.2
Options Purchased	0.2
Exchange Traded Funds	0.1
Metals & Mining	0.1
Paper	0.1
Transportation	0.1
Household Durables	0.1
Entertainment & Leisure	0.1
Specialty Retail	0.1
Internet	0.1
Utilities	0.1
Automobile Manufacturers	0.1
Business Services	0.1
Airlines	0.1
Commercial Services	0.1
Consumer Products & Services	0.1
Housewares	0.1
Multi-line Retail	0.1
Banks	0.1
Education	0.1
Oil & Gas Exploration/Production	0.1
Toys	0.1
Tobacco	0.1

120.0
Options Written and Securities Sold Short	(11.8)
Liabilities in excess of other assets	(8.2)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A20

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments at value:
Unaffiliated investments (cost $127,831,900)	$132,060,969
Affiliated investments (cost $4,989,775)	4,989,775
Foreign currency, at value (cost $366,314)	366,247
Cash	1,570,111
Receivable for investments sold	21,915,387
Dividends and interest receivable	1,274,899
Unrealized appreciation on swap agreements	804,979
Unrealized appreciation on foreign currency forward contracts	137,933
Prepaid expenses	2,960
Tax reclaim receivable	284

Total Assets	163,123,544

LIABILITIES
Payable for investments purchased	32,687,023
Securities sold short, at value (proceeds received $13,097,983)	13,238,980
Unrealized depreciation on swap agreements	1,215,380
Payments received for swap agreements	505,763
Payable for Series shares repurchased	367,320
Written options outstanding, at value (cost $440,340)	216,674
Unrealized depreciation on foreign currency forward contracts	186,842
Accrued expenses and other liabilities	158,345
Interest payable on investments sold short	149,815
Payable for floating rate notes issued	125,000
Management fee payable	71,420
Due to broker-variation margin	9,725
Transfer agent fees payable	161

Total Liabilities	48,932,448

NET ASSETS	$114,191,096

Net assets were comprised of:
Paid-in capital	$109,657,548
Retained earnings	4,533,548

Net assets, June 30, 2008	$114,191,096

Net asset value and redemption price per share, $114,191,096 / 11,204,002 outstanding shares of beneficial interest	$10.19

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Interest income	$2,140,473
Unaffiliated dividend income (net of $7,887 foreign withholding tax)	285,940
Affiliated dividend income	161,343

2,587,756

EXPENSES
Management fee	450,127
Custodian’s fees and expenses	136,000
Interest expense (Note 2)	72,921
Audit fee	22,000
Shareholders’ reports	18,000
Trustees’ fees	5,000
Legal fees and expenses	4,000
Insurance expenses	1,000
Transfer agent’s fees and expenses (including affiliated expense of $1,000) (Note 4)	1,000
Commitment fee on syndicated credit agreement	250
Loan interest expense (Note 8)	136
Miscellaneous	3,191

Total expenses	713,625

NET INVESTMENT INCOME	1,874,131

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	(1,112,057)
Futures transactions	(51,032)
Options written transactions	421,945
Swap agreement transactions	(155,063)
Foreign currency transactions	223,895

(672,312)

Net change in unrealized appreciation (depreciation) on:
Investments	(6,564,477)
Futures	(14,251)
Options written	401,466
Swap agreements	9,799
Short sales	159,884
Foreign currencies	(40,500)

(6,048,079)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(6,720,391)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,846,260)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income	$1,874,131	$4,249,666
Net realized gain (loss) on investments and foreign currency transactions	(672,312)	7,955,665
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(6,048,079)	(4,499,934)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	(4,846,260)	7,705,397

DISTRIBUTIONS	(12,205,331)	(9,328,249)

SERIES SHARE TRANSACTIONS:
Series shares sold [115,015 and 203,407 shares, respectively]	1,317,385	2,549,068
Series shares issued in reinvestment of distributions [1,174,719 and 795,247 shares, respectively]	12,205,331	9,328,249
Series shares repurchased [915,420 and 2,063,447 shares, respectively]	(10,470,714)	(21,843,596)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	3,052,002	(9,966,279)

TOTAL DECREASE IN NET ASSETS	(13,999,589)	(11,589,131)
NET ASSETS:
Beginning of period	128,190,685	139,779,816

End of period	$114,191,096	$128,190,685

SEE NOTES TO FINANCIAL STATEMENTS.

A21

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Series Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Series Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of twenty-eight Portfolios (“Portfolio” or “Portfolios”), each with a separate series shares. The information presented in these financial statements pertains to the Diversified Conservative Growth Portfolio.

The Portfolio has the following as investment objectives:

Current income and a reasonable level of capital appreciation by investing primarily in a diversified portfolio of debt and equity securities.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolio in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities of any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

B1

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities that are held in the Portfolio which mature in more than 60 days are valued at current market quotations and those short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in assets and liabilities on the financial statements. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Floating-Rate Notes Issued in Conjunction with Securities Held:    The Portfolio invests in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters provide less current income. The price of such securities is more volatile than comparable fixed rate securities. When the Portfolio enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolio transfers a fixed rate bond to a broker for cash. At the same time the Portfolio buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio.

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The trust also issues floating rate notes (“floating rate notes”) which is sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. In accordance with FAS Statement No. 140, the Portfolio’s account for the transaction described above as funded leverage by including the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Short Sales:    Certain portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Options:    The Portfolio may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates or currencies with respect to securities which the Portfolio currently owns or intends to purchase. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gains (losses) on purchased options are included in net realized gains (losses) on investment transactions. Gains (losses) on written options are presented separately as net realized gains (losses) on written option transactions.

The Portfolio, as writer of an option, may have no control over whether the contract may be exercised. As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option. The Portfolio, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts. The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swap Agreements:    The Portfolio may enter into interest rate swap agreements, forward swap spread lock agreements, and credit default swap agreements. A swap agreement is an agreement to exchange the return

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generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap agreement, one party (the protection buyer) makes a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The maximum amount of the payment may equal the notional, at par, of the underlying index or security as a result of a default (or “credit event”). In addition to bearing the risk that the credit event will occur, the Portfolio could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Portfolio may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on it’s obligation to perform. The swaps are valued daily at current market value and any change in value is included in net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    The Portfolio may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    The Portfolio enters into mortgage dollar rolls in which the Portfolio sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Portfolio maintains a segregated account, the dollar value of which is a least equal to its obligations, with respect to dollar rolls.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial

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statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of their partners. The Portfolios are not subject to income tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Diversified Conservative Growth Portfolio makes distributions, if any, at least annually. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), RS Investment Management, L.P. (“RS”), Pacific Investment Management Company LLC (“PIMCO”) and EARNEST Partners LLC (“EARNEST”) (collectively, the “Subadvisers”), under which each provides investment advisory services for the Portfolio. PI pays for the services of the Subadvisers, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolio bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rate of .75 of 1% of the Portfolio’s average daily net assets.

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund.

PIMS, PI, PIM and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2008 were $55,815,255 and $42,674,416, respectively.

The Diversified Conservative Growth Portfolio’s written options activity for the six months ended June 30, 2008 was as follows:

	Number of Contracts/ Swap Notional Amount	Premium
Balance at beginning of period	17,400,000	$348,366
Written options	8,600,000	269,649
Closed options	(10,100,000)	(177,675)

Balance at end of period	15,900,000	$440,340

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Note 6:	Tax Information

For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. After January 2, 2006, the Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to income tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership items. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prior to January 2, 2006 each Portfolio qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Note 8:	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. During the six months ended June 30, 2008, the Portfolio utilized the line of credit and had an average balance outstanding of $521,000 with an average interest rate of 4.71% for two days.

Note 9:	Ownership and Affiliates

As of June 30, 2008, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

	Diversified Conservative Growth Portfolio
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007		2006		2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.84		$12.06		$11.67		$11.28	$10.63	$9.17

Income From Investment Operations:
Net investment income	.20		.45		.39		.34	.26	.32
Net realized and unrealized gain (loss) on investments	(.64)		.26		.43		.39	.72	1.58

Total from investment operations	(.44)		.71		.82		.73	.98	1.90

Less Dividends and Distributions:
Dividends from net investment income	—		—		—		(.34)	(.33)	(.44)
Distributions	(1.21)		(.93)		(.43)		—	—	—

Total distributions	(1.21)		(.93)		(.43)		(.34)	(.33)	(.44)

Net Asset Value, end of period	$10.19		$11.84		$12.06		$11.67	$11.28	$10.63

Total Return(a)	(3.93)%		5.91%		6.92%		7.04%	9.56%	21.57%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$114.2		$128.2		$139.8		$151.4	$167.0	$169.6
Ratios to average net assets(b):
Expenses	1.19	%(c)(e)	1.14	%(c)	.99	%(c)	.95%	.97%	.98%
Net investment income	3.12	%(e)	3.16%		3.03%		2.75%	2.29%	2.93%
Portfolio turnover rate	243	%(d)	322%		286%		304%	186%	224%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	The expense ratio reflects the interest and fee expense related to the interest expenses on investments sold short and liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense is 1.07% for the six months ended June 30, 2008 and 1.01% and 0.98% for the years ended December 31, 2007 and 2006, respectively.

(d)	Not annualized.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

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Supplemental Proxy Information (Unaudited)

A Special Meeting of Shareholders of the indicated Portfolios of The Prudential Series Fund was held on June 23, 2008. At the Meeting held on June 23, 2008, Shareholders approved the following proposal:

To approve a subadvisory agreement between Prudential Investments LLC and Quantitative Management Associates LLC, Prudential Investment Management, Inc. and Jennison Associates LLC.

The result of the proxy solicitation on the preceding matter was as follows:

Diversified Conservative Growth Portfolio:

Affirmative:	18,900,932.737
Against:	670,976.843
Abstain:	1,174,483.696

Global Portfolio:

Affirmative:	66,591,238.359
Against:	3,124,388.715
Abstain:	3,680,048.764

SP Aggressive Growth Asset Allocation Portfolio:

Affirmative:	33,015,430.216
Against:	1,010,545.712
Abstain:	2,718,668.684

SP Growth Asset Allocation Portfolio:

Affirmative:	191,735,453.228
Against:	7,586,911.774
Abstain:	9,654,737.148

SP Balanced Asset Allocation Portfolio:

Affirmative:	205,082,987.143
Against:	7,082,612.219
Abstain:	13,084,664.818

SP Conservative Asset Allocation Portfolio:

Affirmative:	89,761,468.892
Against:	3,313,908.577
Abstain:	7,118,447.457

The Prudential Series Fund

Approval of Advisory Agreements

Introduction

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) oversees the management of each of the Trust’s Portfolios (the “Portfolios”), and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). The Board is also responsible for the consideration and approval of any new advisory agreements.

As is further explained and discussed below, at meetings of the Board held on June 9-11, 2008, the Board approved the renewal of the Trust’s existing management and subadvisory agreements. In addition, at the same meetings, the Board approved a new subadvisory agreement with respect to the Trust’s Diversified Conservative Growth Portfolio.

I. Renewal of Existing Management & Subadvisory Agreements

The Board, including all of the Independent Trustees, met on June 9-11, 2008 and approved the renewal of the management agreement and the existing subadvisory agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of each Portfolio and its shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with the consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with their deliberations, the Board considered information provided at or in advance of the June 2008 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison) and Quantitative Management Associates LLC (“QMA”) each of which serve as subadvisers to the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of PIM, Jennison or QMA, which are affiliates of PI, as their profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates the subadvisers out of its management fee.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios generally does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for one-, three-, five- and ten-year periods (as applicable) ending December 31, 2007.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2007. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios to adjust expense ratios for selected Portfolios.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding the Diversified Conservative Growth Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe (for periods ended December 31, 2007), actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Diversified Conservative Growth Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	Second Quartile	Second Quartile	First Quartile	____________

Actual Management Fees: Fourth Quartile

Net Total Expenses: Fourth Quartile

•	The Board also noted that the Portfolio outperformed its benchmark index over the three- and five-year periods.

•	The Board concluded that in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

II. Approval of New Subadvisory Agreement

At the meetings of the Board held on June 9-11, 2008, the Board approved a new subadvisory agreement (the “Subadvisory Agreement”) between PI and each of QMA, Jennison and PIM (jointly referred to as the “Subadvisers”), with respect to the Diversified Conservative Growth Portfolio.

In advance of the meetings on June 9-11, 2008, at a telephonic meeting of the Board on April 21, 2008 at which a majority of the Trustees were in attendance (including a majority of the Independent Trustees), and subject to in-person approval by a majority of the Independent Trustees at the June 9-10 2008 meetings, the Board considered whether the approval of the Subadvisory Agreement with the Subadvisers was in the best interests of the Portfolios and their shareholders. Before approving the Subadvisory Agreement, the Trustees received a formal presentation from PI, reviewed materials regarding the organizational structure of QMA Jennison and PIM, and reviewed materials regarding the investment performance and portfolio management team of QMA.

In making the determination to propose the addition of the Subadvisers, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the following information and reached the following conclusions.

The Board considered that PI initially intends to delegate to QMA the responsibility for (among other things): (i) establishing the allocation of the Portfolio’s assets across different types and amounts of underlying portfolios, and reviewing and adjusting these allocations from time to time in its discretion The Board also considered that PI will seek Board approval before it delegates any advisory responsibilities to Jennison or PIM under the Subadvisory Agreement. The Board noted that Jennison and PIM will continue to manage a portion of the assets of the Portfolio. The Subadvisory Agreement was approved by shareholders on June 23, 2008.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services that would be provided to the Portfolios by QMA under the Subadvisory Agreement, noting that QMA will be required to comply with all policies and applicable rules and regulations for the Portfolio. The Board also received and considered information regarding the nature and extent of services currently being provided by QMA to other mutual funds under existing subadvisory agreements and those that would be provided to the Portfolio by QMA under the Subadvisory Agreement.

With respect to the quality of services, the Board considered, among other things, the background and experience of QMA’s senior management and the expertise of, and amount of attention expected to be given to the Portfolios by QMA’s portfolio management team. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Portfolio. The Board was also provided with information pertaining to QMA’s organizational structure, senior management, investment operations and other relevant information pertaining to QMA. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer as to QMA, summarizing his level of comfort from a compliance perspective with respect to PI’s recommendation to hire QMA.

The Board concluded that there was a reasonable basis on which to conclude that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Portfolio by QMA.

The Board also considered that Jennison and PIM already serve as subadvisers to the Portfolio. The Board also considered that PI will seek Board approval prior to delegating any additional advisory responsibilities to Jennison or PIM under the proposed agreement and the fact that the Board will have the opportunity at that time to review the exact nature, quality and extent of services to be provided under the proposed delegation.

Investment Subadvisory Fee Rates

The Board considered that the proposed subadvisory fee rate payable by PI to the subadvisers under the Subadvisory Agreement is comparable to or lower than the fee payable to the subadvisers under the existing subadvisory agreements for mutual funds with investment objectives similar to the Portfolio. The Board noted, however that the Subadvisory Agreement, if approved by shareholders, would not change the overall advisory fee paid by the Portfolio to PI. Therefore, the proposal will not affect the fees borne by shareholders.

Profitability

Because the engagement of the Subadvisers for any additional services to the Portfolios is new, there is no historical profitability with regard to its arrangements with the Portfolio. As a result, this factor was not considered by the Board. The Board noted that it will consider profitability as part of any future annual review of the Subadvisory Agreement.

Economies of Scale

The Board considered the potential for the Subadvisers to experience economies of scale as the Portfolio grows in size. The Board considered that the subadvisory fee for Jennison with respect to the Portfolio would include breakpoints in the fee rate paid by PI, and that the subadvisory breakpoints would reduce that fee rate if the Portfolio increased in size. The Board noted that it will consider economies of scale as part of any future annual review of the Subadvisory Agreement.

Other Benefits to Subadvisers

The Board considered potential ancillary benefits anticipated to be received by the Subadvisers and their affiliates as a result of their relationship with the Portfolio. The Board concluded that the potential benefits to be derived by the Subadvisers included potential access to additional research resources, larger assets under management and benefits to their reputations, which were consistent with the types of benefits generally derived by subadvisers to mutual funds.

Conclusion

Based on the materials provided to the Trustees and the presentations made by PI and QMA at the meeting, the Board concluded that approving the Subadvisory Agreement with the Subadvisers was in the best interests of the Portfolio and its shareholders.

Annuities are issued by Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992, and Prudential Annuities Life Assurance Corporation, located at One Corporate Drive, Shelton, CT, 06484. Variable annuities are distributed by Prudential Annuities Distributors, Inc., also located in Shelton, CT. Prudential Annuities is a business unit of Prudential Financial.

Variable life insurance is issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey, both located at 213 Washington Street, Newark, NJ 07102-2992. Pruco Life Insurance Company is not licensed to do business in New York. Variable life insurance is offered through Pruco Securities LLC, 751 Broad Street, Newark, NJ 07102-3777.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Life insurance policies and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

The 2007 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call 888-778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling 877-778-5008, you can revoke or “opt out” of householding at any time.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

IFS-A105624    PSF-SAR-C    Ed.08/2008

SEMIANNUAL REPORT	June 30, 2008

The Prudential Series Fund

■	Jennison 20/20 Focus Portfolio

Please note inside is a prospectus supplement dated August 22, 2008. This document is separate from and not a part of the semiannual report.

IFS-A105395

This report is only authorized for distribution when preceded or accompanied by a current prospectus. Investors should carefully consider the contract and the underlying portfolios’ investment objectives, risks, and charges and expenses before investing. The contract prospectus and the underlying portfolio prospectuses contain information on the investment objectives, risks, and charges and expenses, as well as other important information. Read them carefully before investing or sending money.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 and owners of variable life insurance contracts should call 800-778-2255 to obtain descriptions of the Fund’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission at www.sec.gov and on the Fund’s website.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Form N-Q is also available on the Fund’s website at www.prudential.com or by calling the telephone numbers referenced above.

Life insurance policies and annuity contracts contain exclusions, limitations, reductions of benefits and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

The Prudential Series Fund Class II Portfolio’s are available through life insurance contracts issued by various insurance companies other than The Prudential Insurance Company of America and its affiliates and distributed by Prudential Annuities Distributors, Inc., member SIPC, a Prudential Financial Company. Each company is solely responsible for its own financial condition and contractual obligations.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling 800-778-2255.

The Prudential Series Fund	Semiannual Report	June 30, 2008

■	LETTER TO CONTRACT OWNERS

■	PORTFOLIO COMPOSITION

■	FEES AND EXPENSES TABLE

■	FINANCIAL REPORTS
A1	Schedule of Investments and Financial Statements
B1	Notes to Financial Statements
C1	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2008

■	DEAR CONTRACT OWNER

A primary goal at Prudential is to help ensure our clients’ ongoing financial security. The Prudential Series Fund semiannual report provides insight to our progress and information on how we accomplish this goal throughout the year.

As always, we want to remind you of the benefits of diversifying your investment portfolio. Especially now, as we experience a new level of market instability, diversification is a critical factor in protecting your investments. Diversification is the best way to balance risk and return, thereby helping to protect your funds when asset classes fluctuate. This method of investing can also help you achieve your long-term financial goals. Please keep in mind that diversification does not assure a profit or protect against loss in declining markets.

The first step in creating a diversified investment portfolio is to contact your financial professional. He or she will help you develop a comprehensive mix of assets that will be evaluated periodically over time with a focus on your financial objectives.

Thank you for selecting Prudential for your financial needs. We value your business and appreciate your trust as we help you prepare for the future.

Sincerely,

David R. Odenath, Jr.

President,

The Prudential Series Fund	July 31, 2008

PRESIDENT

DAVID R. ODENATH, JR.

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2008

Jennison 20/20 Focus
Five Largest Holdings (% of Net Assets)
Halliburton Co.	5.5%
Southwestern Energy Co.	3.6%
Tenaris SA, ADR (Luxembourg)	3.3%
Monsanto Co.	3.0%
Wyeth	3.0%

For average and index definitions, refer to the Glossary of Benchmark Definitions page. Investors cannot invest directly in an index. For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings/Issues/Sectors/Industries are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2008

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2008 through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Jennison 20/20 Focus (Class I)	Actual	$1,000.00	$994.90	0.81%	$4.02
	Hypothetical	$1,000.00	$1,020.84	0.81%	$4.07
Jennison 20/20 Focus (Class II)	Actual	$1,000.00	$992.60	1.21%	$5.99
	Hypothetical	$1,000.00	$1,018.85	1.21%	$6.07

*Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2008, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

LONG-TERM INVESTMENTS — 94.3%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace & Defense — 2.1%
United Technologies Corp.	145,400	$8,971,180

Biotechnology — 2.9%
Celgene Corp.(a)	50,400	3,219,048
Gilead Sciences, Inc.(a)(b)	173,600	9,192,120

		12,411,168

Capital Markets — 2.6%
Charles Schwab Corp. (The)	310,100	6,369,454
Goldman Sachs Group, Inc. (The)	28,100	4,914,690

		11,284,144

Chemicals — 4.5%
E.I. Du Pont de Nemours & Co.	145,100	6,223,339
Monsanto Co.	102,100	12,909,524

		19,132,863

Commercial Services & Supplies — 2.7%
Waste Management, Inc.	310,200	11,697,642

Communications Equipment — 6.4%
Cisco Systems, Inc.(a)(b)	408,700	9,506,362
QUALCOMM, Inc.	216,700	9,614,979
Research In Motion Ltd.(a)	72,200	8,440,180

		27,561,521

Computers & Peripherals — 3.0%
Apple, Inc.(a)	75,700	12,675,208

Consumer Finance — 2.1%
SLM Corp.(a)(b)	476,300	9,216,405

Diversified Consumer Services — 4.6%
Career Education Corp.(a)(b)	527,600	7,708,236
H&R Block, Inc.	562,100	12,028,940

		19,737,176

Energy Equipment & Services — 10.9%
First Solar, Inc.(a)	33,700	9,194,034
Halliburton Co.	444,000	23,563,080
Tenaris SA, ADR (Luxembourg)	190,900	14,222,050

		46,979,164

Food Products — 4.7%
Cadbury Schweppes PLC, ADR (United Kingdom)	221,856	11,163,794
ConAgra Foods, Inc.	472,600	9,111,728

		20,275,522

Healthcare Equipment & Supplies — 4.2%
Alcon, Inc.	50,700	8,253,453
Baxter International, Inc.	155,400	9,936,276

		18,189,729

Independent Power Producers & Energy Traders — 2.7%
NRG Energy, Inc.(a)(b)	267,100	11,458,590

Internet & Catalog Retail — 2.6%
Amazon.com, Inc.(a)(b)	152,100	11,153,493

Internet Software & Services — 2.7%
Google, Inc. (Class A Stock)(a)	22,200	11,686,524

IT Services — 2.7%
Visa, Inc. (Class A Stock)	141,000	11,464,710

COMMON STOCKS (continued)	Shares	Value (Note 2)
Life Sciences Tools & Services — 2.1%
Thermo Fisher Scientific, Inc.(a)(b)	162,700	$9,067,271

Media — 5.4%
Comcast Corp. (Class A Stock)(b)	548,700	10,408,839
XM Satellite Radio Holdings, Inc. (Class A Stock)(a)	1,610,000	12,622,400

		23,031,239

Multi-Utilities — 2.4%
Sempra Energy	182,200	10,285,190

Oil, Gas & Consumable Fuels — 6.2%
Southwestern Energy Co.(a)	323,000	15,378,030
Suncor Energy, Inc.	195,600	11,368,272

		26,746,302

Pharmaceuticals — 7.4%
Elan Corp. PLC, ADR (Ireland)(a)(b)	200,100	7,113,555
Schering-Plough Corp.	601,900	11,851,411
Wyeth	266,300	12,771,748

		31,736,714

Software — 3.9%
Adobe Systems, Inc.(a)	156,100	6,148,779
Symantec Corp.(a)(b)	540,100	10,450,935

		16,599,714

Wireless Telecommunication Services — 5.5%
NII Holdings, Inc.(a)(b)	245,300	11,649,297
Sprint Nextel Corp.(b)	1,247,600	11,852,200

		23,501,497

TOTAL LONG-TERM INVESTMENTS (cost $345,622,116)		404,862,966

SHORT-TERM INVESTMENT — 24.0%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund —Taxable Money Market Series (cost $103,065,936; includes $94,622,012 of cash collateral received for securities on loan) (Note 4)(c)(d)	103,065,936	103,065,936

TOTAL INVESTMENTS — 118.3% (cost $448,688,052)		507,928,902
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.3)%		(78,500,621)

NET ASSETS — 100.0%		$429,428,281

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of security is on loan. The aggregate market value of such securities is $90,539,772; cash collateral of $94,622,012 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

SEE NOTES TO FINANCIAL STATEMENTS.

A1

JENNISON 20/20 FOCUS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$507,928,902	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$507,928,902	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2008 was as follow:

Affiliated Money Market Mutual Fund (including 22.0% of collateral received for securities on loan)	24.0%
Energy Equipment & Services	10.9
Pharmaceuticals	7.4
Communications Equipment	6.4
Oil, Gas & Consumable Fuels	6.2
Wireless Telecommunication Services	5.5
Media	5.4
Food Products	4.7
Diversified Consumer Services	4.6
Chemicals	4.5
Healthcare Equipment & Supplies	4.2
Software	3.9
Computers & Peripherals	3.0
Biotechnology	2.9
Commercial Services & Supplies	2.7
Independent Power Producers & Energy Traders	2.7
Internet & Software Services	2.7
IT Services	2.7
Capital Markets	2.6
Internet & Catalog Retail	2.6
Multi-Utilities	2.4
Aerospace & Defense	2.1
Consumer Finance	2.1
Life Sciences Tools & Services	2.1

118.3
Liabilities in excess of other assets	(18.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A2

JENNISON 20/20 FOCUS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2008

ASSETS
Investments, at value including securities on loan of $90,539,772:
Unaffiliated investments (cost $345,622,116)	$404,862,966
Affiliated investments (cost $103,065,936)	103,065,936
Cash	1,951,005
Receivable for investments sold	10,543,174
Receivable for Series shares sold	7,796,817
Dividends and interest receivable	297,617
Foreign tax reclaim receivable	26,652
Prepaid expenses	576

Total Assets	528,544,743

LIABILITIES
Collateral for securities on loan	94,622,012
Payable for investments purchased	3,311,192
Payable for Series shares repurchased	700,691
Management fee payable	264,936
Accrued expenses and other liabilities	102,055
Distribution fee payable	71,446
Administration fee payable	43,009
Transfer agent fee payable	1,121

Total Liabilities	99,116,462

NET ASSETS	$429,428,281

Net assets were comprised of:
Paid-in capital	$379,123,613
Retained earnings	50,304,668

Net assets, June 30, 2008	$429,428,281

Class I:
Net asset value and redemption price per share, $80,596,816 / 5,370,721 outstanding shares of beneficial interest	$15.01

Class II:
Net asset value and redemption price per share, $348,831,465 / 23,500,311 outstanding shares of beneficial interest	$14.84

STATEMENTS OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2008

INVESTMENT INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $63,822)	$2,006,445
Affiliated dividend income	230,546
Affiliated income from securities loaned, net	169,490
Interest income	3,322

2,409,803

EXPENSES
Management fee	1,420,352
Distribution fee—Class II	375,624
Administration fee—Class II	225,382
Shareholders’ reports	31,000
Transfer agent’s fee and expenses (including affiliated expense of $3,200) (Note 4)	28,000
Custodian’s fees and expenses	25,000
Audit fee	9,000
Trustees’ fees	6,000
Legal fees and expenses	6,000
Insurance expenses	3,000
Miscellaneous	2,942

Total expenses	2,132,300

NET INVESTMENT INCOME	277,503

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(9,215,464)
Net change in unrealized appreciation (depreciation) on investments	7,515,473

NET LOSS ON INVESTMENTS	(1,699,991)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,422,488)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$277,503	$391,558
Net realized gain (loss) on investment transactions	(9,215,464)	22,867,447
Net change in unrealized appreciation on investments	7,515,473	7,758,740

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,422,488)	31,017,745

DISTRIBUTIONS:
Class I	(4,686,743)	(8,455,776)
Class II	(18,572,262)	(27,025,596)

TOTAL DISTRIBUTIONS	(23,259,005)	(35,481,372)

SERIES SHARE TRANSACTIONS (Note 7):
Series shares sold	85,543,511	129,279,557
Series shares issued in reinvestment of distributions	23,259,005	35,481,372
Series shares repurchased	(34,634,016)	(91,831,050)

NET INCREASE IN NET ASSETS RESULTING FROM SERIES SHARE TRANSACTIONS	74,168,500	72,929,879

TOTAL INCREASE IN NET ASSETS	49,487,007	68,466,252
NET ASSETS:
Beginning of period	379,941,274	311,475,022

End of period	$429,428,281	$379,941,274

SEE NOTES TO FINANCIAL STATEMENTS.

A3

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. On January 2, 2006, each Portfolio of the Fund changed its federal income tax status from a regulated investment company to a partnership. As a result of that conversion, the Series Fund was reorganized from a Maryland corporation to a Delaware statutory trust. Pursuant to this reorganization, the Fund has been renamed “The Prudential Series Fund.” The Series Fund is composed of twenty-eight Portfolios (“Portfolio” or “Portfolios”), each with a separate series shares. The information presented in these financial statements pertains to Jennison 20/20 Focus Portfolio.

The Portfolio has the following as investment objectives:

Long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that the Portfolio manager believes to have strong capital appreciation potential.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolio to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolio in preparation of its financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange, or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series Fund’s normal pricing time, are valued at fair value in accordance with Board of Trustees approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities of any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

B1

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities that are held in the Portfolio which mature in more than 60 days are valued at current market quotations and those short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the year, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts. The Portfolio invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    The Portfolio may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is

B2

recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to income tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership earnings.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions:    Distributions from each Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. The Jennison 20/20 Focus Portfolio makes distributions, if any, at least annually. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), under which Jennison provides investment advisory services for the Portfolio. PI pays for the services of the Subadviser, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the Portfolio’s average daily net assets.

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

B3

For the six months ended June 30, 2008, Wachovia Securities LLC, an affiliate of PI, earned approximately $13,548 in brokerage commissions from transactions executed on behalf of the Portfolio.

Prudential Investment Management, Inc. (“PIM”) serves as the Series Fund’s security lending agent. For the six months ended June 30, 2008, PIM was compensated $72,635 for these services for the Jennison 20/20 Focus Portfolio. The Portfolio invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2008 were $248,129,993 and $204,530,983, respectively.

Note	6: Tax Information

For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. After January 2, 2006, the Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial statements for U.S. Federal, state, or local taxes, as any tax liability arising from operations of the Portfolios are the responsibility of their partners. The Portfolios are not subject to income tax. Partners of each Portfolio are subject to taxes on their distributive share of partnership earnings. The Portfolios’ federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prior to January 2, 2006 each Portfolio qualified as a regulated investment company under the Internal Revenue Code and distributed all of its taxable income, including any net realized gains on investments, to shareholders.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2008, the Jennison 20/20 Focus Portfolio has Class II shares outstanding.

Transactions in shares of beneficial interest of the Jennison 20/20 Focus were as follows:

Class I	Shares	Amount
Six months ended June 30, 2008:
Series shares sold	197,719	$3,101,399
Series shares issued in reinvestment of distributions	301,592	4,686,743
Series shares repurchased	(545,921)	(8,203,848)

Net increase (decrease) in shares outstanding	(46,610)	$(415,706)

Year ended December 31, 2007:
Series shares sold	165,929	$2,774,313
Series shares issued in reinvestment of distributions	528,156	8,455,776
Series shares repurchased	(1,091,749)	(18,624,166)

Net increase (decrease) in shares outstanding	(397,664)	$(7,394,077)

B4

Class II	Shares	Amount
Six months ended June 30, 2008:
Series shares sold	5,474,329	$82,442,112
Series shares issued in reinvestment of distributions	1,208,345	18,572,262
Series shares repurchased	(1,765,339)	(26,430,168)

Net increase (decrease) in shares outstanding	4,917,335	$74,584,206

Year ended December 31, 2007:
Series shares sold	7,494,671	$126,505,244
Series shares issued in reinvestment of distributions	1,709,399	27,025,596
Series shares repurchased	(4,436,889)	(73,206,884)

Net increase (decrease) in shares outstanding	4,767,181	$80,323,956

Note 8:	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .06 of 1% of the unused portion of the SCA. The expiration date of the SCA is October 24, 2008. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Portfolio did not utilize the line of credit during the six months ended June 30, 2008.

Note 9:	Ownership and Affiliates

As of June 30, 2008, all of Class I shares of each Portfolio were owned of record by the Prudential Insurance Company of America (“PICA”) on behalf of the owners of the variable insurance products issued by PICA.

Note 10:	New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

B5

Financial Highlights

(Unaudited)

	Jennison 20/20 Focus Portfolio
	Class I
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(c)	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.99		$16.01	$15.00	$12.37	$10.68	$8.28

Income (Loss) From Investment Operations:
Net investment income	.04		.07	.08	.06	.04	.02
Net realized and unrealized gain (loss) on investments	(.09)		1.63	1.95	2.60	1.66	2.40

Total from investment operations	(.05)		1.70	2.03	2.66	1.70	2.42

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(.03)	(.01)	(0.02)
Distributions	(.93)		(1.72)	(1.02)	—	—	—

Total dividends and distributions	(.93)		(1.72)	(1.02)	(.03)	(.01)	(0.02)

Net Asset Value, end of period	$15.01		$15.99	$16.01	$15.00	$12.37	$10.68

Total Return(a)	(.51)%		10.59%	14.13%	21.59%	15.94%	29.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$80.6		$86.6	$93.1	$83.8	$68.4	$64.6
Ratios to average net assets(b):
Expenses	.81	%(d)	.82%	.82%	.87%	.88%	.95%
Net investment income	.46	%(d)	.41%	.58%	.43%	.29%	.18%
Portfolio turnover rate	55	%(e)	115%	119%	93%	87%	102%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Annualized.

(e)	Not Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	Jennison 20/20 Focus Portfolio
	Class II
	Six Months Ended June 30, 2008		Year Ended December 31,
			2007(c)	2006	2005	2004	2003
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.78		$15.81	$14.83	$12.23	$10.60	$8.23

Income (Loss) From Investment Operations:
Net investment income	—	(f)	— (f)	.03	.01	0.01	— (f)
Net realized and unrealized gains (losses) on investments	(.09)		1.60	1.91	2.59	1.62	2.37

Total from investment operations	(.09)		1.60	1.94	2.60	1.63	2.37

Less Distributions:
Distributions	(0.85)		(1.63)	(0.96)	—	—	—

Net Asset Value, end of period	$14.84		$15.78	$15.81	$14.83	$12.23	$10.60

Total Return(a):	(.74)%		10.12%	13.61%	21.26%	15.38%	28.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$348.8		$293.3	$218.4	$159.3	$101.0	$39.6
Ratios to average net assets(b):
Expenses	1.21	%(d)	1.22%	1.22%	1.27%	1.28%	1.35%
Net investment income (loss)	.06	%(d)	.00%	.19%	.03%	(.02)%	(.22)%
Portfolio turnover rate	55	%(e)	115%	119%	93%	87%	102%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Annualized.

(e)	Not Annualized.

(f)	Less than $.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

The Prudential Series Fund

Approval of Advisory Agreements

Introduction

The Board of Trustees (the “Board”) of The Prudential Series Fund (the “Trust”) oversees the management of each of the Trust’s Portfolios (the “Portfolios”), and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and each Portfolio’s subadvisory agreement(s). The Board is also responsible for the consideration and approval of any new advisory agreements.

As is further explained and discussed below, at meetings of the Board held on June 9-11, 2008, the Board approved the renewal of the Trust’s existing management and subadvisory agreements.

The Board, including all of the Independent Trustees, met on June 9-11, 2008 and approved the renewal of the management agreement and the existing subadvisory agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of each Portfolio and its shareholders.

In advance of the meetings, the Trustees received materials relating to the agreements, and the Trustees had the opportunity to ask questions and request further information in connection with the consideration of those agreements. In approving the agreements, the Trustees, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with their deliberations, the Board considered information provided at or in advance of the June 2008 meetings as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to both PI and each subadviser. The Board noted that Jennison Associates LLC (“Jennison), which serves as a subadviser to the Trust, is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolios benefit from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of Jennison, which is an affiliate of PI, as its profitability was included in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Portfolios generally does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. However, because of the nature of PI’s business, the Board could not reach definitive conclusions as to whether PI might realize economies of scale on a particular Portfolio or how great they may be. In light of each Portfolio’s current size and fee rate, the Board concluded that the fact that the Portfolios other than the Stock Index Portfolio do not have breakpoints is acceptable at this time.

Other Benefits to PI and The Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for one-, three-, five- and ten-year periods (as applicable) ending December 31, 2007.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2007. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In connection with its consideration of Portfolio expenses, the Board considered and accepted PI’s proposals to modify or eliminate existing management fee waivers and/or expense caps for selected Portfolios to adjust expense ratios for selected Portfolios.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding the Jennison 20/20 Focus Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe (for periods ended December 31, 2007), actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Jennison 20/20 Focus Portfolio

Performance	1 Year	3 Years	5 Years	10 Years
	First Quartile	First Quartile	First Quartile	____________

Actual Management Fees: First Quartile

Net Total Expenses: First Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, three-, and five-year periods.

•	The Board concluded that, in light of the Portfolio’s competitive performance, it would be in the interest of the Portfolio and its shareholders to renew the agreements.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

•	The Board accepted PI’s recommendation to remove the existing voluntary cap on net total Portfolio expenses of 1.24%, noting that the Portfolio’s expenses were significantly below the cap.

•	The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

IFS-A105395    PSF-SAR J2020F    Ed.08/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath President and Principal Executive Officer

Date August 15, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date August 15, 2008

*	Print the name and title of each signing officer under his or her signature.